UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 Berkeley Street, BOSTON, MA 02116

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

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Date of fiscal year end: August 31

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Date of reporting period: August 31, 2022

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ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared the following annual reports to shareholders for the period ended August 31, 2022:

Alternative Asset Allocation Fund

Blue Chip Growth Fund

Emerging Markets Debt Fund

Emerging Markets Fund

Equity Income Fund

Fundamental Global Franchise Fund

Global Equity Fund

International Small Company Fund

Multi-Asset High Income Fund

New Opportunities Fund

Real Estate Securities Fund

Small Cap Growth Fund

Small Cap Value Fund

INTERNAL

Annual report
John Hancock
Alternative Asset Allocation Fund
Alternative
August 31, 2022

A message to shareholders
Dear shareholder,
Both stocks and bonds posted negative returns during the 12 months ended August 31, 2022, leaving investors with few places to hide. Persistent inflation and rising interest rates were the primary drivers of the downturn in both asset classes. Inflation—which had already begun to move higher throughout 2021—was exacerbated by Russia’s invasion of Ukraine in February 2022, as well as the sanctions and additional supply chain disruptions that followed. Central banks responded to the price pressures by winding down their stimulative quantitative easing programs and beginning to raise rates aggressively, leading to poor performance and high volatility for nearly all segments of the financial markets.
Bonds suffered historically weak returns, with emerging-market debt and longer-term issues bearing the brunt of the weakness. In the equity market, growth stocks—which had led the way higher throughout the rally in 2021—were notable underperformers in the subsequent downturn. On the other hand, the energy sector and many oil-producing nations generally posted gains behind impressive strength in the related commodities.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Alternative Asset Allocation Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
12	Financial statements
15	Financial highlights
21	Notes to financial statements
30	Report of independent registered public accounting firm
31	Tax information
32	Evaluation of advisory and subadvisory agreements by the Board of Trustees
39	Statement regarding liquidity risk management
41	Trustees and Officers
45	More information
ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/2022 (%)

The HFRX Global Hedge Fund Index comprises funds representing all main hedge fund strategies, with underlying asset-weighted strategies based on the distribution of assets in the hedge fund industry.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The world financial markets suffered pronounced weakness during the reporting period
The combination of rising inflation, tighter global central bank policies, and geopolitical instability led to a sharp sell-off in both stocks and bonds.
The fund posted a loss but outpaced its benchmark, the HFRX Global Hedge Fund Index
The fund’s alternative strategies, while posting negative absolute returns as a group, fared better than its benchmark.
Positions in commodities and certain absolute return strategies contributed
On the other hand, the fund’s alternative investment approaches strategy detracted.
ASSET ALLOCATION AS OF 8/31/2022 (% of net assets)
Affiliated investment companies	59.8
Absolute return strategies	33.9
Alternative investment approaches	18.6
Alternative markets	7.3
Unaffiliated investment companies	39.8
Absolute return strategies	24.6
Alternative investment approaches	12.8
Alternative markets	2.4
Short-term investments and other	0.4
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	3

Management’s discussion of fund performance
Can you tell us how the markets performed during the 12 months ended August 31, 2022?
Both alternative and fixed-income investments experienced negative returns during the period thanks to a variety of developments, including rising inflation, Russia’s invasion of Ukraine in February 2022, and the early stages of an energy crisis in Europe.
What elements of the fund’s positioning helped and hurt absolute performance?
The fund consists of three main strategies: Absolute return (weighted at 58.5% as of period end), which is designed to generate positive performance through a variety of scenarios; alternative investment approaches (31.4%), where the underlying managers use opportunistic techniques; and alternative markets (9.7%), which includes asset classes where the drivers of return are often unrelated to those of traditional investments.
The absolute return portfolio posted a small gain and made a positive contribution to fund performance. Managed Futures Strategy Fund (Credit Suisse) and Diversified Macro Fund (Graham Capital) both generated double-digit gains and were the key sources of the positive showing. On the other hand, Absolute Return Currency Fund (First Quadrant) experienced a challenging year and was a meaningful drag on results. The remaining five funds in the absolute return portfolio posted returns in a range between a narrow gain and losses in the low single digits. Overall, we believe the favorable results from this segment of the fund helps illustrate the benefit of seeking multiple sources of return from a broad range of managers and strategies.
The alternative markets portfolio was approximately flat on the year. Its allocation to commodities performed very well as the combination of improving demand, constricted supplies, and rising inflation fears drove strong returns across the category. However, the gain was largely offset by losses for the portfolio’s allocations to gold, infrastructure stocks, and real estate investment trusts.
The alternative investment approaches portfolio was the primary detractor from performance, with negative returns for each of the three underlying managers. Hedged Equity Fund (JP Morgan) and Seaport Long/Short Fund (Wellington) suffered losses in the difficult environment, although both held up better than the
4	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | ANNUAL REPORT

major global equity indexes. Strategic Income Opportunities Fund (Manulife), which has a go-anywhere mandate in fixed income, also declined at a time in which all segments of the bond market finished in the red.
What changes did you make to the portfolio?
We continued to shift the fund’s holdings in a gradual fashion as the market backdrop evolved. Early in the period, we sought to reduce risk by decreasing the fund’s allocation to assets with a higher correlation to traditional markets and moving it further in the direction of absolute return strategies. We also eliminated Absolute Return Opportunities Fund (Manulife) after the strategy closed in late 2021, and we redistributed the proceeds among the other holdings in the absolute return portfolio. In addition, we steadily reduced the fund’s allocation to bonds by trimming its weighting in Strategic Income Opportunities Fund (Manulife).
How would you describe your thinking at the end of the period?
The value of alternative investments can sometimes be obscured during times of robust market performance, such as the latter half of 2020 through 2021. However, the dramatic change in the investment environment at the beginning of 2022 caused both stocks and bonds to finish the period with sharply negative returns. While the fund also lost ground, we think its outperformance relative to traditional assets underscores their potential value as a third lever to help add balance to traditional portfolios.
MANAGED BY

Nathan W. Thooft, CFA
Christopher Walsh, CFA
The views expressed in this report are exclusively those of Nathan W. Thooft, CFA, and Christopher Walsh, CFA, Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A	-7.82	1.35	1.99	6.94	21.78
Class C	-4.58	1.68	1.80	8.70	19.50
Class I1	-2.66	2.71	2.83	14.28	32.22
Class R2[1]	-3.04	2.30	2.38	12.02	26.52
Class R4[1,2]	-2.78	2.56	2.65	13.48	29.83
Class R6[1]	-2.55	2.82	2.92	14.94	33.38
Index†	-3.93	1.99	1.97	10.37	21.51
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	1.88	2.58	1.58	1.98	1.83	1.48
Net (%)	1.65	2.35	1.35	1.75	1.50	1.25
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the HFRX Global Hedge Fund Index.
See the following page for footnotes.
6	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Alternative Asset Allocation Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the HFRX Global Hedge Fund Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	8-31-12	11,950	11,950	12,151
Class I1	8-31-12	13,222	13,222	12,151
Class R2[1]	8-31-12	12,652	12,652	12,151
Class R4[1,2]	8-31-12	12,983	12,983	12,151
Class R6[1]	8-31-12	13,338	13,338	12,151
The HFRX Global Hedge Fund Index comprises funds representing all main hedge fund strategies, with underlying asset-weighted strategies based on the distribution of assets in the hedge fund industry.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus.
[2]	Class R4 share was first offered on 6-27-13. Return prior to this date is that of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2022, with the same investment held until August 31, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2022, with the same investment held until August 31, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2022	Ending value on 8-31-2022	Expenses paid during period ended 8-31-2022[1]	Annualized expense ratio[2]
Class A	Actual expenses/actual returns	$1,000.00	$983.60	$3.65	0.73%
	Hypothetical example	1,000.00	1,021.50	3.72	0.73%
Class C	Actual expenses/actual returns	1,000.00	980.40	7.14	1.43%
	Hypothetical example	1,000.00	1,018.00	7.27	1.43%
Class I	Actual expenses/actual returns	1,000.00	985.60	2.15	0.43%
	Hypothetical example	1,000.00	1,023.00	2.19	0.43%
Class R2	Actual expenses/actual returns	1,000.00	982.90	4.05	0.81%
	Hypothetical example	1,000.00	1,021.10	4.13	0.81%
Class R4	Actual expenses/actual returns	1,000.00	984.30	2.75	0.55%
	Hypothetical example	1,000.00	1,022.40	2.80	0.55%
Class R6	Actual expenses/actual returns	1,000.00	986.20	1.60	0.32%
	Hypothetical example	1,000.00	1,023.60	1.63	0.32%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
[2]	Ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on mixed of underlying funds held by the fund.
ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	9

Fund’s investments
AS OF 8-31-22
	Shares	Value
Affiliated investment companies (A) 59.8%		$383,396,482
(Cost $375,180,202)
Absolute return strategies 33.9%		217,145,966
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (B)	5,089,361	48,348,931
Credit Suisse Managed Futures Strategy Fund (C)	2,969,668	34,982,689
Diversified Macro, Class NAV, JHIT (Graham)	4,787,739	50,223,383
Multi-Asset Absolute Return, Class NAV, JHF II (NIMNAI) (B)	8,486,392	83,590,963
Alternative investment approaches 18.6%		119,192,098
Seaport Long/Short, Class NAV, JHIT (Wellington)	6,349,626	71,052,319
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (D)	4,892,254	48,139,779
Alternative markets 7.3%		47,058,418
Infrastructure, Class NAV, JHIT (Wellington)	2,315,812	30,221,348

Invesco DB Gold Fund (B)(C)	349,114	16,837,070
Unaffiliated investment companies 39.8%		$255,683,547
(Cost $248,388,790)
Absolute return strategies 24.6%		158,005,547
Calamos Market Neutral Income Fund	2,797,712	38,580,445
IQ Merger Arbitrage ETF (B)(E)	793,723	25,224,517
The Arbitrage Fund, Class I	3,966,763	52,083,600
Victory Market Neutral Income Fund	4,563,054	42,116,985
Alternative investment approaches 12.8%		82,304,948
JPMorgan Hedged Equity Fund	3,273,864	82,304,948
Alternative markets 2.4%		15,373,052
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	463,052	8,043,213
Vanguard Real Estate ETF	78,807	7,329,839

	Yield (%)	Shares	Value
Short-term investments 2.5%			$15,756,778
(Cost $15,758,755)
Short-term funds 2.5%			15,756,778
John Hancock Collateral Trust (F)	2.3160(G)	1,576,719	15,756,778

Total investments (Cost $639,327,747) 102.1%	$654,836,807
Other assets and liabilities, net (2.1%)	(13,310,213)
Total net assets 100.0%	$641,526,594

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
10	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
(D)	The subadvisor is an affiliate of the advisor.
(E)	All or a portion of this security is on loan as of 8-31-22.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Cash collateral received for securities lending amounted to $14,925,621.
(G)	The rate shown is the annualized seven-day yield as of 8-31-22.
At 8-31-22, the aggregate cost of investments for federal income tax purposes was $649,233,034. Net unrealized appreciation aggregated to $5,603,773, of which $12,604,343 related to gross unrealized appreciation and $7,000,570 related to gross unrealized depreciation.
Subadvisors of Affiliated Underlying Funds
First Quadrant, LLC	(First Quadrant)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
Nordea Investment Management North America, Inc.	(NIMNAI)
Wellington Management Company LLP	(Wellington)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-22

Assets
Unaffiliated investments, at value (Cost $248,388,790) including $14,631,884 of securities loaned	$255,683,547
Affiliated investments, at value (Cost $390,938,957)	399,153,260
Total investments, at value (Cost $639,327,747)	654,836,807
Dividends and interest receivable	167,784
Receivable for fund shares sold	5,002,460
Receivable for securities lending income	26,499
Receivable from affiliates	720
Other assets	78,385
Total assets	660,112,655
Liabilities
Payable for investments purchased	3,082,934
Payable for fund shares repurchased	399,430
Payable upon return of securities loaned	14,943,505
Payable to affiliates
Accounting and legal services fees	21,227
Transfer agent fees	65,489
Distribution and service fees	218
Trustees’ fees	559
Other liabilities and accrued expenses	72,699
Total liabilities	18,586,061
Net assets	$641,526,594
Net assets consist of
Paid-in capital	$672,426,566
Total distributable earnings (loss)	(30,899,972)
Net assets	$641,526,594

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($73,335,856 ÷ 4,896,624 shares)[1]	$14.98
Class C ($10,720,436 ÷ 715,810 shares)[1]	$14.98
Class I ($529,195,401 ÷ 35,264,928 shares)	$15.01
Class R2 ($1,007,700 ÷ 67,384 shares)	$14.95
Class R4 ($117,461 ÷ 7,825 shares)	$15.01
Class R6 ($27,149,740 ÷ 1,808,156 shares)	$15.02
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.77

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-22

Investment income
Dividends from affiliated investments	$6,263,339
Dividends	4,982,847
Interest	2,483
Securities lending	133,563
Total investment income	11,382,232
Expenses
Investment management fees	2,233,426
Distribution and service fees	355,031
Accounting and legal services fees	79,504
Transfer agent fees	602,610
Trustees’ fees	8,182
Custodian fees	26,661
State registration fees	122,032
Printing and postage	39,247
Professional fees	62,977
Other	33,106
Total expenses	3,562,776
Less expense reductions	(986,777)
Net expenses	2,575,999
Net investment income	8,806,233
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	1,970,379
Affiliated investments	301,593
Capital gain distributions received from unaffiliated investments	206,018
Capital gain distributions received from affiliated investments	4,369,530
6,847,520
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(10,729,786)
Affiliated investments	(20,284,278)
(31,014,064)
Net realized and unrealized loss	(24,166,544)
Decrease in net assets from operations	$(15,360,311)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-22	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$8,806,233	$3,199,428
Net realized gain	6,847,520	6,079,191
Change in net unrealized appreciation (depreciation)	(31,014,064)	30,170,429
Increase (decrease) in net assets resulting from operations	(15,360,311)	39,449,048
Distributions to shareholders
From earnings
Class A	(1,158,179)	(483,892)
Class C	(144,223)	(19,302)
Class I	(7,749,131)	(3,660,140)
Class R2	(15,564)	(5,324)
Class R4	(1,362)	(547)
Class R6	(444,124)	(236,228)
Total distributions	(9,512,583)	(4,405,433)
From fund share transactions	184,838,183	(16,257,115)
Total increase	159,965,289	18,786,500
Net assets
Beginning of year	481,561,305	462,774,805
End of year	$641,526,594	$481,561,305
14	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$15.70	$14.57	$14.66	$14.51	$14.55
Net investment income[1,2]	0.23	0.07	0.09	0.25	0.13
Net realized and unrealized gain (loss) on investments	(0.69)	1.17	0.31	0.17	0.01
Total from investment operations	(0.46)	1.24	0.40	0.42	0.14
Less distributions
From net investment income	(0.24)	(0.03)	(0.27)	(0.17)	(0.11)
From net realized gain	(0.02)	(0.08)	(0.22)	(0.10)	(0.07)
Total distributions	(0.26)	(0.11)	(0.49)	(0.27)	(0.18)
Net asset value, end of period	$14.98	$15.70	$14.57	$14.66	$14.51
Total return (%)[3,4]	(2.95)	8.55	2.74	3.05	0.95
Ratios and supplemental data
Net assets, end of period (in millions)	$73	$68	$62	$73	$95
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.90	0.88	0.88	0.77	0.72
Expenses including reductions[5]	0.72	0.66	0.66	0.64	0.59
Net investment income[2]	1.47	0.47	0.63	1.73	0.86
Portfolio turnover (%)	13	25	37	39	18

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	15

CLASS C SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$15.70	$14.58	$14.67	$14.51	$14.56
Net investment income (loss)[1,2]	0.13	(0.03)	(0.01)	0.15	0.02
Net realized and unrealized gain (loss) on investments	(0.69)	1.16	0.31	0.18	0.01
Total from investment operations	(0.56)	1.13	0.30	0.33	0.03
Less distributions
From net investment income	(0.14)	—	(0.17)	(0.07)	(0.01)
From net realized gain	(0.02)	(0.01)	(0.22)	(0.10)	(0.07)
Total distributions	(0.16)	(0.01)	(0.39)	(0.17)	(0.08)
Net asset value, end of period	$14.98	$15.70	$14.58	$14.67	$14.51
Total return (%)[3,4]	(3.62)	7.77	2.04	2.37	0.19
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$17	$31	$42	$57
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	1.60	1.58	1.58	1.47	1.42
Expenses including reductions[5]	1.41	1.36	1.36	1.34	1.29
Net investment income (loss)[2]	0.86	(0.21)	(0.06)	1.02	0.17
Portfolio turnover (%)	13	25	37	39	18

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
16	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$15.73	$14.59	$14.68	$14.53	$14.58
Net investment income[1,2]	0.26	0.12	0.14	0.29	0.17
Net realized and unrealized gain (loss) on investments	(0.67)	1.17	0.30	0.18	—[3]
Total from investment operations	(0.41)	1.29	0.44	0.47	0.17
Less distributions
From net investment income	(0.29)	(0.07)	(0.31)	(0.22)	(0.15)
From net realized gain	(0.02)	(0.08)	(0.22)	(0.10)	(0.07)
Total distributions	(0.31)	(0.15)	(0.53)	(0.32)	(0.22)
Net asset value, end of period	$15.01	$15.73	$14.59	$14.68	$14.53
Total return (%)[4]	(2.66)	8.92	3.04	3.39	1.18
Ratios and supplemental data
Net assets, end of period (in millions)	$529	$374	$347	$423	$510
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.60	0.58	0.58	0.49	0.42
Expenses including reductions[5]	0.42	0.36	0.36	0.35	0.30
Net investment income[2]	1.67	0.76	0.95	2.04	1.16
Portfolio turnover (%)	13	25	37	39	18

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	17

CLASS R2 SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$15.67	$14.55	$14.64	$14.49	$14.53
Net investment income[1,2]	0.22	0.06	0.08	0.24	0.11
Net realized and unrealized gain (loss) on investments	(0.69)	1.16	0.31	0.17	0.01
Total from investment operations	(0.47)	1.22	0.39	0.41	0.12
Less distributions
From net investment income	(0.23)	(0.02)	(0.26)	(0.16)	(0.09)
From net realized gain	(0.02)	(0.08)	(0.22)	(0.10)	(0.07)
Total distributions	(0.25)	(0.10)	(0.48)	(0.26)	(0.16)
Net asset value, end of period	$14.95	$15.67	$14.55	$14.64	$14.49
Total return (%)[3]	(3.04)	8.41	2.65	2.95	0.85
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$2	$3
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	0.99	0.95	0.96	0.87	0.83
Expenses including reductions[4]	0.81	0.74	0.75	0.74	0.70
Net investment income[2]	1.45	0.38	0.54	1.67	0.78
Portfolio turnover (%)	13	25	37	39	18

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
18	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$15.73	$14.60	$14.69	$14.54	$14.58
Net investment income[1,2]	0.21	0.10	0.07	0.27	0.15
Net realized and unrealized gain (loss) on investments	(0.64)	1.16	0.35	0.18	0.01
Total from investment operations	(0.43)	1.26	0.42	0.45	0.16
Less distributions
From net investment income	(0.27)	(0.05)	(0.29)	(0.20)	(0.13)
From net realized gain	(0.02)	(0.08)	(0.22)	(0.10)	(0.07)
Total distributions	(0.29)	(0.13)	(0.51)	(0.30)	(0.20)
Net asset value, end of period	$15.01	$15.73	$14.60	$14.69	$14.54
Total return (%)[3]	(2.78)	8.70	2.91	3.22	1.10
Ratios and supplemental data
Net assets, end of period (in millions)	$—[4]	$—[4]	$—[4]	$—[4]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.84	0.83	0.81	0.73	0.67
Expenses including reductions[5]	0.56	0.51	0.50	0.50	0.44
Net investment income[2]	1.41	0.68	0.45	1.76	1.05
Portfolio turnover (%)	13	25	37	39	18

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	19

CLASS R6 SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$15.74	$14.60	$14.69	$14.54	$14.58
Net investment income[1,2]	0.27	0.13	0.14	0.32	0.18
Net realized and unrealized gain (loss) on investments	(0.66)	1.18	0.32	0.16	0.02
Total from investment operations	(0.39)	1.31	0.46	0.48	0.20
Less distributions
From net investment income	(0.31)	(0.09)	(0.33)	(0.23)	(0.17)
From net realized gain	(0.02)	(0.08)	(0.22)	(0.10)	(0.07)
Total distributions	(0.33)	(0.17)	(0.55)	(0.33)	(0.24)
Net asset value, end of period	$15.02	$15.74	$14.60	$14.69	$14.54
Total return (%)[3]	(2.55)	9.02	3.15	3.49	1.34
Ratios and supplemental data
Net assets, end of period (in millions)	$27	$21	$22	$26	$18
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	0.49	0.48	0.46	0.37	0.32
Expenses including reductions[4]	0.31	0.26	0.25	0.24	0.20
Net investment income[2]	1.74	0.88	1.01	2.23	1.26
Portfolio turnover (%)	13	25	37	39	18

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
20	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Alternative Asset Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund operates as a “fund of funds", investing in affiliated underlying funds of the Trust, other series of the Trust, other funds in John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
ANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	21

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of August 31, 2022, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the SEC as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation
22	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT

from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2022, the fund loaned securities valued at $14,631,884 and received $14,943,505 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2022, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2022 were $5,508.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2022, the fund has a short-term capital loss carryforward of $11,944,831 and a long-term capital loss carryforward of $25,467,091 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
ANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	23

The tax character of distributions for the years ended August 31, 2022 and 2021 was as follows:
	August 31, 2022	August 31, 2021
Ordinary income	$9,512,583	$4,405,433
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2022, the components of distributable earnings on a tax basis consisted of $908,177 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund pays the Advisor a management fee for its services to the fund. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).
Management fees are determined in accordance with the following schedule:
	First $5.0 billion of average net assets	Excess over $5.0 billion of average net assets
Assets in a fund of the Trust or JHF III	0.100%	0.075%
Other assets	0.550%	0.525%
The Advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which “Other expenses” of the fund exceed 0.04% of the average net assets of the fund. “Other expenses” means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not
24	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT

incurred in the ordinary course of the fund’s business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee by 0.05% of the fund’s average daily net assets up to $5 billion, and by 0.025% of the fund’s average daily net assets over $5 billion. The current expense limitation agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive its management fee for the fund so that the aggregate advisory fee retained by the Advisor with respect to both the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.55% of the fund’s first $5 billion of average daily net assets and 0.525% of the fund’s average daily net assets in excess of $5 billion. This agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$128,202
Class C	25,615
Class I	786,830
Class R2	1,746
Class	Expense reduction
Class R4	$163
Class R6	44,131
Total	$986,687

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2022, were equivalent to a net annual effective rate of 0.23% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
ANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	25

The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $90 for Class R4 shares for the year ended August 31, 2022.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $42,376 for the year ended August 31, 2022. Of this amount, $6,761 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $35,615 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2022, CDSCs received by the Distributor amounted to $388 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$210,417	$81,436
Class C	139,542	16,124
Class I	—	502,738
Class R2	4,758	87
Class R4	314	8
Class R6	—	2,217
Total	$355,031	$602,610
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
26	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT

Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2022 and 2021 were as follows:
	Year Ended 8-31-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,244,419	$18,972,407	1,121,979	$17,005,972
Distributions reinvested	72,236	1,116,043	31,159	465,517
Repurchased	(763,300)	(11,698,023)	(1,054,756)	(15,897,317)
Net increase	553,355	$8,390,427	98,382	$1,574,172
Class C shares
Sold	295,681	$4,503,368	54,169	$826,562
Distributions reinvested	9,254	143,625	1,277	19,165
Repurchased	(686,749)	(10,496,959)	(1,072,669)	(16,159,190)
Net decrease	(381,814)	$(5,849,966)	(1,017,223)	$(15,313,463)
Class I shares
Sold	18,592,993	$283,634,391	6,380,955	$96,946,750
Distributions reinvested	487,798	7,536,474	239,814	3,582,824
Repurchased	(7,602,455)	(116,191,625)	(6,630,884)	(100,658,322)
Net increase (decrease)	11,478,336	$174,979,240	(10,115)	$(128,748)
Class R2 shares
Sold	13,996	$213,182	12,863	$195,010
Distributions reinvested	882	13,616	307	4,586
Repurchased	(8,996)	(137,741)	(14,052)	(209,438)
Net increase (decrease)	5,882	$89,057	(882)	$(9,842)
Class R4 shares
Sold	5,136	$78,964	415	$6,349
Distributions reinvested	88	1,361	37	547
Repurchased	(453)	(6,966)	(1,388)	(21,087)
Net increase (decrease)	4,771	$73,359	(936)	$(14,191)
Class R6 shares
Sold	1,007,464	$15,367,183	476,262	$7,256,957
Distributions reinvested	28,746	444,124	15,812	236,228
Repurchased	(567,668)	(8,655,241)	(650,200)	(9,858,228)
Net increase (decrease)	468,542	$7,156,066	(158,126)	$(2,365,043)
Total net increase (decrease)	12,129,072	$184,838,183	(1,088,900)	$(16,257,115)
Affiliates of the fund owned of shares of 2% Class R6 on August 31, 2022.
ANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	27

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $258,290,320 and $70,751,608, respectively, for the year ended August 31, 2022.
Note 7—Investment in affiliated underlying funds
The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of each affiliated underlying funds’ net assets. At August 31, 2022, the fund held 5% or more of the net assets of the affiliated underlying funds shown below:
Fund	Underlying fund’s net assets
John Hancock Funds II Multi-Asset Absolute Return Fund	14.7%
John Hancock Funds II Absolute Return Currency Fund	8.4%
John Hancock Funds Seaport Long/Short Fund	7.0%
John Hancock Funds Diversified Macro Fund	6.9%
Note 8—Investment in affiliated underlying funds
Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Absolute Return Currency	5,089,361	$31,992,526	$22,745,233	$(3,380,030)	$(222,452)	$(2,786,346)	—	—	$48,348,931
Absolute Return Opportunities	—	20,432,695	368,037	(20,826,910)	(388,651)	414,829	—	—	—
Diversified Macro	4,787,739	38,425,952	15,628,612	(9,021,304)	4,572	5,185,551	$1,349,222	—	50,223,383
Infrastructure	2,315,812	23,084,974	12,369,944	(1,671,460)	64,973	(3,627,083)	805,695	$777,167	30,221,348
John Hancock Collateral Trust*	1,576,719	6,545,743	105,967,430	(96,736,557)	(16,306)	(3,532)	133,877	3,665	15,756,778
Multi-Asset Absolute Return	8,486,392	58,527,229	31,370,904	(2,923,811)	78,251	(3,461,610)	—	—	83,590,963
Seaport Long/Short	6,349,626	55,845,495	29,083,190	(4,171,208)	(123,433)	(9,581,725)	—	3,588,698	71,052,319
Strategic Income Opportunities	4,892,254	56,545,046	4,406,383	(5,223,260)	(42,109)	(7,546,281)	1,881,291	—	48,139,779
					$(645,155)	$(21,406,197)	$4,170,085	$4,369,530	$347,333,501

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the year ended August 31, 2022, is set forth below:
28	JOHN HANCOCK Alternative Asset Allocation Fund | ANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Credit Suisse Managed Futures Strategy Fund	2,969,668	$22,257,796	$18,526,915	$(9,052,160)	$1,057,316	$2,192,822	$2,226,817	—	$34,982,689
Invesco DB Gold Fund	349,114	12,934,526	7,445,780	(2,361,765)	(110,568)	(1,070,903)	—	—	16,837,070
					$946,748	$1,121,919	$2,226,817	—	$51,819,759
Note 10—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
ANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Alternative Asset Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Alternative Asset Allocation Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 11, 2022
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
30	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | ANNUAL REPORT

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2022.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Income derived from foreign sources was $524,879. The fund intends to pass through foreign tax credits of $125,446.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2022 Form 1099-DIV in early 2023. This will reflect the tax character of all distributions paid in calendar year 2022.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	31

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Alternative Asset Allocation Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
32	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | ANNUAL REPORT

non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	33

(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, five-, and ten-year periods and performed equal to its benchmark index for the three-year period ended December 31, 2021. The Board also noted that the fund outperformed its peer group median for the three-, five-, and ten-year periods and underperformed its peer group median for the one-year period ended December 31, 2021. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-, five-, and ten-year periods and its peer group median for the three-, five-, and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader
34	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | ANNUAL REPORT

group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risk undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for the fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the fund’s investments in the underlying portfolios, and that the Advisor made a finding that the fund’s expenses do not duplicate the fees and expenses of the underlying portfolios.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	35

(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fees for the fund are paid by the Advisor;
(k)	with respect to the fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the affiliated underlying funds in which the funds may invest;
(l)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that with respect to the John Hancock underlying funds in which the fund invests, the Advisor has contractually agreed to waive a portion of its management fee such funds and for each of the other John Hancock funds in the complex (except as discussed below) with respect to the John Hancock underlying funds in which the fund invests (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The funds that are not participating portfolios are each of the funds of funds of the Trust and John Hancock Variable Insurance Trust. The funds of funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the participating portfolios, which are subject to reimbursement;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fees for the fund and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
36	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | ANNUAL REPORT

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s respective Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under each Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	37

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.
In addition, the Trustees reviewed the subadvisory fees to be paid to the Subadvisor for the fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the fund’s investments in the underlying portfolios, and that the Advisor made a finding that the fund’s expenses do not duplicate the fees and expenses of the underlying portfolios.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
38	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Alternative Asset Allocation Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	39

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
40	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	192
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	192
Trustee
Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2005	192
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham,[2] Born: 1944	2012	192
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	192
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present).
Grace K. Fey, Born: 1946	2008	192
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	41

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Dean C. Garfield,* Born: 1968	2022	192
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017).
Deborah C. Jackson, Born: 1952	2012	192
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	192
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009).
Steven R. Pruchansky, Born: 1944	2012	192
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	192
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
42	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	192
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	192
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	192
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).
Paul Lorentz,† Born: 1968	2022	192
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016).

ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	43

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
44	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Nathan W. Thooft, CFA
Christopher Walsh, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	45

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2406839	345A 8/22
10/2022

Annual report
John Hancock
Blue Chip Growth Fund
U.S. equity
August 31, 2022

A message to shareholders
Dear shareholder,
The U.S. stock market declined during the 12 months ended August 31, 2022, pressured by surging inflation, rising interest rates, and supply chain shortages exacerbated by the Russian invasion of Ukraine and China’s strict COVID-19 lockdowns. To try to tame inflation, the U.S. Federal Reserve hiked its short-term interest-rate target a number of times during the second half of the period.
Worries about decelerating economic growth and the health of the consumer ensued, outweighing largely healthy corporate earnings reports. Although these factors caused nearly all segments of the equity market to lose ground, the energy sector posted a gain behind a rally in oil prices.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Blue Chip Growth Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
14	Financial statements
17	Financial highlights
21	Notes to financial statements
30	Report of independent registered public accounting firm
31	Tax information
32	Evaluation of advisory and subadvisory agreements by the Board of Trustees
39	Statement regarding liquidity risk management
41	Trustees and Officers
45	More information
ANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide long-term growth of capital. Current income is a secondary objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/2022 (%)

The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK BLUE CHIP GROWTH FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

U.S. equities suffered a pronounced downturn for the period
Persistent inflation, rising interest rates, and geopolitical concerns combined to weigh heavily on investor sentiment.
The fund underperformed its benchmark, the S&P 500 Index
The fund’s emphasis on growth stocks was a sizable headwind to performance versus the index.
Stock selection and sector allocations each detracted
Positioning in the communication services sector had the largest negative impact, with both selection and an overweight allocation contributing to underperformance.
SECTOR COMPOSITION AS OF 8/31/2022 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	3

Management’s discussion of fund performance
Can you describe the market environment during the 12 months ended August 31, 2022?
Stocks fell sharply during the period, a time in which a number of events combined to dampen investors’ appetite for risk. Most notably, rising inflation prompted the U.S. Federal Reserve to shift to tighten policy by winding down its stimulative quantitative easing program and beginning to raise interest rates aggressively. A wide range of other factors weighed on sentiment, including Russia’s invasion of Ukraine, ongoing supply chain disruptions, rising energy prices, and concerns about Europe’s economy.
Growth stocks underperformed the broader market by a wide margin. Despite these challenges, we remained true to our strategy of emphasizing high-quality, secular growth companies with strong competitive positions in large addressable markets. While this approach may lead to stretches of short-term weakness relative to the broader market, we believe it remains consistent with our goal of longer-term outperformance.
What aspects of the fund’s positioning helped and hurt relative performance?
Stock selection was the primary driver of the fund’s shortfall. The majority of the deficit came from three sectors in which the fund has the largest
TOP 10 HOLDINGS AS OF 8/31/2022 (% of net assets)
Microsoft Corp.	12.5
Amazon.com, Inc.	10.8
Apple, Inc.	10.0
Alphabet, Inc., Class C	9.8
Tesla, Inc.	5.1
UnitedHealth Group, Inc.	4.2
Visa, Inc., Class A	3.1
Meta Platforms, Inc., Class A	3.1
NVIDIA Corp.	2.4
Mastercard, Inc., Class A	2.4
TOTAL	63.4
Cash and cash equivalents are not included.
4	JOHN HANCOCK BLUE CHIP GROWTH FUND | ANNUAL REPORT

weightings: information technology (IT), consumer discretionary, and communication services. Holdings in faster-growing companies—which were disproportionately affected by rising rates and the concurrent sell-off in growth stocks—were key detractors in IT. Among these were Block, Inc., Shopify, Inc., and PayPal Holdings, Inc. Positions in Zoom Video Communications, Inc. and Docusign, Inc., which gave back ground on fears they would be unable to sustain the growth rates they registered during the COVID-19 lockdowns, were also key detractors. We sold the fund’s positions in both holdings prior to period end.
Meta Platforms, Inc. was the largest detractor in communication services. The stock sold off sharply after management revealed that the impact from Apple’s iOS privacy changes was more severe than expected. Additionally, shares of Snap, Inc. (sold prior to period end) declined after management signaled a large drop in advertising demand as slowing economic growth put downward pressure on advertiser budgets. In consumer discretionary, Carvana Company—which lagged due to worries about auto affordability—was a key detractor. A position in Amazon.com, Inc. also hurt performance as investors grew concerned about the impact of inflation and the company’s potential overinvestment in capacity.
On the positive side, several holdings in healthcare—including UnitedHealth Group, Inc., Eli Lilly & Company, and Humana, Inc.—posted gains despite the downturn in the broader market. A position in Dollar General Corp., which rallied on expectations that consumers will trade down to lower-priced options to offset inflation, was a further plus.
Can you tell us about a portfolio management change?
Effective October 1, 2021, Larry J. Puglia, CFA, CPA, retired. Paul Greene II is the fund’s new portfolio manager.
MANAGED BY

Paul Greene II
The views expressed in this report are exclusively those of Paul Greene II, T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A1	-34.62	8.09	12.50	47.56	224.65
Class C1	-32.24	8.41	12.46	49.75	223.56
Class 1[2]	-30.93	9.58	13.34	57.99	249.66
Class NAV[2]	-30.91	9.63	13.39	58.34	251.37
Index 1†	-11.23	11.82	13.08	74.86	241.73
Index 2†	-19.06	14.78	15.09	99.21	307.83
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class 1 and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class 1	Class NAV
Gross (%)	1.19	1.89	0.82	0.77
Net (%)	1.14	1.88	0.81	0.76
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the S&P 500 Index; Index 2 is the Russell 1000 Growth Index.
See the following page for footnotes.
6	JOHN HANCOCK BLUE CHIP GROWTH FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Blue Chip Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,3	8-31-12	32,356	32,356	34,173	40,783
Class 1[2]	8-31-12	34,966	34,966	34,173	40,783
Class NAV[2]	8-31-12	35,137	35,137	34,173	40,783
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
The Russell 1000 Growth Index tracks the performance of publicly traded large-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A and Class C shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2022, with the same investment held until August 31, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2022, with the same investment held until August 31, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK BLUE CHIP GROWTH FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2022	Ending value on 8-31-2022	Expenses paid during period ended 8-31-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$826.00	$5.25	1.14%
	Hypothetical example	1,000.00	1,019.50	5.80	1.14%
Class C	Actual expenses/actual returns	1,000.00	823.00	8.59	1.87%
	Hypothetical example	1,000.00	1,015.80	9.50	1.87%
Class 1	Actual expenses/actual returns	1,000.00	827.40	3.68	0.80%
	Hypothetical example	1,000.00	1,021.20	4.08	0.80%
Class NAV	Actual expenses/actual returns	1,000.00	827.50	3.45	0.75%
	Hypothetical example	1,000.00	1,021.40	3.82	0.75%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	9

Fund’s investments
AS OF 8-31-22
	Shares	Value
Common stocks 99.5%		$3,552,879,875
(Cost $1,854,273,607)
Communication services 16.5%		587,762,696
Entertainment 1.7%
Netflix, Inc. (A)	75,022	16,771,918
Sea, Ltd., ADR (A)	393,364	24,388,568
Spotify Technology SA (A)	68,534	7,411,952
The Walt Disney Company (A)	112,651	12,625,924
Interactive media and services 14.3%
Alphabet, Inc., Class A (A)	333,600	36,102,192
Alphabet, Inc., Class C (A)	3,206,356	349,973,757
Meta Platforms, Inc., Class A (A)	669,452	109,073,814
Tencent Holdings, Ltd.	364,900	15,081,589
Wireless telecommunication services 0.5%
T-Mobile US, Inc. (A)	113,455	16,332,982
Consumer discretionary 21.2%		755,127,583
Automobiles 5.1%
Tesla, Inc. (A)	655,938	180,783,072
Hotels, restaurants and leisure 1.5%
Booking Holdings, Inc. (A)	10,319	19,356,483
Chipotle Mexican Grill, Inc. (A)	21,622	34,526,010
Internet and direct marketing retail 11.0%
Amazon.com, Inc. (A)	3,039,140	385,271,778
DoorDash, Inc., Class A (A)	128,162	7,676,904
Multiline retail 1.0%
Dollar General Corp.	144,900	34,402,158
Specialty retail 1.3%
Carvana Company (A)(B)	284,608	9,389,218
Ross Stores, Inc.	326,127	28,134,976
The TJX Companies, Inc.	117,629	7,334,168
Textiles, apparel and luxury goods 1.3%
Lululemon Athletica, Inc. (A)	74,263	22,275,929
NIKE, Inc., Class B	244,029	25,976,887
Financials 3.4%		122,113,525
Capital markets 2.6%
MSCI, Inc.	10,303	4,628,520
S&P Global, Inc.	65,643	23,118,152
The Charles Schwab Corp.	321,303	22,796,448
The Goldman Sachs Group, Inc.	125,213	41,654,609
10	JOHN HANCOCK BLUE CHIP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Insurance 0.8%
Chubb, Ltd.	72,158	$13,641,470
Marsh & McLennan Companies, Inc.	100,851	16,274,326
Health care 12.6%		450,680,107
Health care equipment and supplies 2.4%
Align Technology, Inc. (A)	17,703	4,314,221
Intuitive Surgical, Inc. (A)	235,098	48,369,063
Stryker Corp.	131,924	27,070,805
Teleflex, Inc.	34,627	7,834,705
Health care providers and services 5.1%
Humana, Inc.	63,513	30,599,293
UnitedHealth Group, Inc.	290,760	151,000,391
Health care technology 0.3%
Veeva Systems, Inc., Class A (A)	55,210	11,004,457
Life sciences tools and services 2.1%
Danaher Corp.	181,733	49,051,554
Thermo Fisher Scientific, Inc.	48,587	26,495,463
Pharmaceuticals 2.7%
AstraZeneca PLC, ADR	182,906	11,409,676
Eli Lilly & Company	207,157	62,401,903
Zoetis, Inc.	134,981	21,128,576
Industrials 0.6%		21,538,514
Commercial services and supplies 0.2%
Cintas Corp.	13,782	5,607,069
Industrial conglomerates 0.3%
General Electric Company	146,250	10,740,600
Professional services 0.1%
TransUnion	70,270	5,190,845
Information technology 44.3%		1,582,815,884
Electronic equipment, instruments and components 0.2%
TE Connectivity, Ltd.	55,813	7,044,159
IT services 7.5%
Adyen NV (A)(C)	3,417	5,272,925
Affirm Holdings, Inc. (A)(B)	159,229	3,730,735
Block, Inc. (A)	179,711	12,383,885
Mastercard, Inc., Class A	260,710	84,566,503
MongoDB, Inc. (A)	66,220	21,379,789
PayPal Holdings, Inc. (A)	114,536	10,702,244
Shopify, Inc., Class A (A)	378,970	11,994,401
Snowflake, Inc., Class A (A)	45,703	8,269,958
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	11

	Shares	Value
Information technology (continued)
IT services (continued)
Visa, Inc., Class A	553,552	$109,996,318
Semiconductors and semiconductor equipment 6.0%
Advanced Micro Devices, Inc. (A)	418,619	35,528,195
ASML Holding NV, NYRS	66,083	32,376,705
Marvell Technology, Inc.	284,486	13,319,635
Monolithic Power Systems, Inc.	39,762	18,019,343
NVIDIA Corp.	573,097	86,503,261
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	138,001	11,502,383
Texas Instruments, Inc.	115,109	19,017,158
Software 20.6%
Atlassian Corp. PLC, Class A (A)	94,517	23,408,080
Bill.com Holdings, Inc. (A)	127,277	20,603,601
Confluent, Inc., Class A (A)	141,500	3,871,440
Crowdstrike Holdings, Inc., Class A (A)	23,477	4,287,135
Datadog, Inc., Class A (A)	77,452	8,128,587
Fortinet, Inc. (A)	190,380	9,269,602
HashiCorp, Inc., Class A (A)(B)	40,757	1,440,760
Intuit, Inc.	151,324	65,338,677
Microsoft Corp.	1,708,944	446,837,587
Paycom Software, Inc. (A)	10,026	3,521,131
Roper Technologies, Inc.	49,979	20,120,546
ServiceNow, Inc. (A)	181,986	79,094,755
Synopsys, Inc. (A)	143,005	49,482,590
Technology hardware, storage and peripherals 10.0%
Apple, Inc.	2,263,095	355,803,796
Materials 0.8%		29,590,602
Chemicals 0.8%
Linde PLC	56,931	16,103,503
The Sherwin-Williams Company	58,109	13,487,099
Real estate 0.1%		3,250,964
Real estate management and development 0.1%
Opendoor Technologies, Inc. (A)	750,800	3,250,964

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.2%				$6,895,698
(Cost $8,660,000)
Consumer discretionary 0.2%				6,895,698
Specialty retail 0.2%
Carvana Company (C)	10.250	05-01-30	8,660,000	6,895,698

12	JOHN HANCOCK BLUE CHIP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 0.6%			$21,687,948
(Cost $21,688,487)
Short-term funds 0.6%			21,687,948
John Hancock Collateral Trust (D)	2.3160(E)	1,070,849	10,701,419
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.2409(E)	580,788	580,788
T. Rowe Price Government Reserve Fund	2.3595(E)	10,405,741	10,405,741

Total investments (Cost $1,884,622,094) 100.3%	$3,581,463,521
Other assets and liabilities, net (0.3%)	(11,036,669)
Total net assets 100.0%	$3,570,426,852

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-22.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 8-31-22.
At 8-31-22, the aggregate cost of investments for federal income tax purposes was $1,897,188,123. Net unrealized appreciation aggregated to $1,684,275,398, of which $1,938,326,711 related to gross unrealized appreciation and $254,051,313 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-22

Assets
Unaffiliated investments, at value (Cost $1,873,920,136) including $11,985,261 of securities loaned	$3,570,762,102
Affiliated investments, at value (Cost $10,701,958)	10,701,419
Total investments, at value (Cost $1,884,622,094)	3,581,463,521
Foreign currency, at value (Cost $13)	12
Dividends and interest receivable	2,418,198
Receivable for fund shares sold	406,564
Receivable for securities lending income	10,150
Receivable from affiliates	18,982
Other assets	223,795
Total assets	3,584,541,222
Liabilities
Payable for investments purchased	392
Payable for fund shares repurchased	2,516,176
Payable upon return of securities loaned	10,714,254
Payable to affiliates
Accounting and legal services fees	130,280
Transfer agent fees	97,653
Trustees’ fees	3,294
Other liabilities and accrued expenses	652,321
Total liabilities	14,114,370
Net assets	$3,570,426,852
Net assets consist of
Paid-in capital	$1,735,955,631
Total distributable earnings (loss)	1,834,471,221
Net assets	$3,570,426,852

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($781,878,514 ÷ 20,437,978 shares)[1]	$38.26
Class C ($56,073,020 ÷ 1,582,643 shares)[1]	$35.43
Class 1 ($1,555,773,316 ÷ 39,389,505 shares)	$39.50
Class NAV ($1,176,702,002 ÷ 29,665,478 shares)	$39.67
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$40.27

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK Blue Chip Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-22

Investment income
Dividends	$18,053,654
Interest	358,951
Securities lending	131,629
Less foreign taxes withheld	(123,998)
Total investment income	18,420,236
Expenses
Investment management fees	33,321,972
Distribution and service fees	4,798,039
Accounting and legal services fees	656,044
Transfer agent fees	1,238,431
Trustees’ fees	79,205
Custodian fees	601,927
State registration fees	80,754
Printing and postage	117,388
Professional fees	202,466
Other	140,799
Total expenses	41,237,025
Less expense reductions	(1,804,823)
Net expenses	39,432,202
Net investment loss	(21,011,966)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	319,107,929
Affiliated investments	(12,081)
Capital gain distributions received from affiliated investments	1,897
319,097,745
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(1,964,103,245)
Affiliated investments	(830)
(1,964,104,075)
Net realized and unrealized loss	(1,645,006,330)
Decrease in net assets from operations	$(1,666,018,296)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-22	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment loss	$(21,011,966)	$(26,180,004)
Net realized gain	319,097,745	764,908,398
Change in net unrealized appreciation (depreciation)	(1,964,104,075)	347,211,244
Increase (decrease) in net assets resulting from operations	(1,666,018,296)	1,085,939,638
Distributions to shareholders
From earnings
Class A	(170,511,454)	(44,997,858)
Class C	(14,757,655)	(4,621,610)
Class 1	(347,785,194)	(106,252,592)
Class NAV	(225,193,801)	(76,844,497)
Total distributions	(758,248,104)	(232,716,557)
From fund share transactions	392,096,995	(370,499,190)
Total increase (decrease)	(2,032,169,405)	482,723,891
Net assets
Beginning of year	5,602,596,257	5,119,872,366
End of year	$3,570,426,852	$5,602,596,257
16	JOHN HANCOCK Blue Chip Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$65.28	$55.94	$40.48	$42.40	$38.65
Net investment loss[1]	(0.36)	(0.45)	(0.23)	(0.12)	(0.16)
Net realized and unrealized gain (loss) on investments	(17.44)	12.43	16.33	0.84	9.76
Total from investment operations	(17.80)	11.98	16.10	0.72	9.60
Less distributions
From net realized gain	(9.22)	(2.64)	(0.64)	(2.64)	(5.85)
Net asset value, end of period	$38.26	$65.28	$55.94	$40.48	$42.40
Total return (%)[2,3]	(31.17)	22.34	40.25	3.14	27.50
Ratios and supplemental data
Net assets, end of period (in millions)	$782	$1,190	$943	$579	$477
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19	1.19	1.21	1.20	1.20
Expenses including reductions	1.14	1.14	1.14	1.14	1.14
Net investment loss	(0.73)	(0.79)	(0.52)	(0.30)	(0.40)
Portfolio turnover (%)	20	33	28	38	25

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	17

CLASS C SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$61.56	$53.27	$38.86	$41.11	$37.89
Net investment loss[1]	(0.67)	(0.81)	(0.53)	(0.39)	(0.43)
Net realized and unrealized gain (loss) on investments	(16.24)	11.74	15.58	0.78	9.50
Total from investment operations	(16.91)	10.93	15.05	0.39	9.07
Less distributions
From net realized gain	(9.22)	(2.64)	(0.64)	(2.64)	(5.85)
Net asset value, end of period	$35.43	$61.56	$53.27	$38.86	$41.11
Total return (%)[2,3]	(31.67)	21.46	39.22	2.40	26.56
Ratios and supplemental data
Net assets, end of period (in millions)	$56	$103	$100	$74	$66
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89	1.89	1.91	1.90	1.90
Expenses including reductions	1.85	1.85	1.88	1.87	1.86
Net investment loss	(1.45)	(1.50)	(1.26)	(1.03)	(1.12)
Portfolio turnover (%)	20	33	28	38	25

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
18	JOHN HANCOCK Blue Chip Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$66.87	$57.05	$41.13	$42.89	$38.92
Net investment income (loss)[1]	(0.20)	(0.25)	(0.08)	0.01	(0.03)
Net realized and unrealized gain (loss) on investments	(17.95)	12.71	16.64	0.87	9.85
Total from investment operations	(18.15)	12.46	16.56	0.88	9.82
Less distributions
From net realized gain	(9.22)	(2.64)	(0.64)	(2.64)	(5.85)
Net asset value, end of period	$39.50	$66.87	$57.05	$41.13	$42.89
Total return (%)[2]	(30.93)	22.76	40.74	3.50	27.92
Ratios and supplemental data
Net assets, end of period (in millions)	$1,556	$2,621	$2,345	$1,804	$1,763
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83	0.82	0.84	0.84	0.84
Expenses including reductions	0.79	0.79	0.80	0.81	0.80
Net investment income (loss)	(0.39)	(0.43)	(0.18)	0.04	(0.07)
Portfolio turnover (%)	20	33	28	38	25

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	19

CLASS NAV SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$67.08	$57.20	$41.22	$42.95	$38.95
Net investment income (loss)[1]	(0.17)	(0.22)	(0.06)	0.04	(0.01)
Net realized and unrealized gain (loss) on investments	(18.02)	12.74	16.68	0.87	9.86
Total from investment operations	(18.19)	12.52	16.62	0.91	9.85
Less distributions
From net realized gain	(9.22)	(2.64)	(0.64)	(2.64)	(5.85)
Net asset value, end of period	$39.67	$67.08	$57.20	$41.22	$42.95
Total return (%)[2]	(30.91)	22.81	40.80	3.57	27.98
Ratios and supplemental data
Net assets, end of period (in millions)	$1,177	$1,689	$1,732	$1,501	$882
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	0.77	0.79	0.79	0.79
Expenses including reductions	0.74	0.74	0.75	0.76	0.75
Net investment income (loss)	(0.33)	(0.38)	(0.14)	0.09	(0.02)
Portfolio turnover (%)	20	33	28	38	25

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
20	JOHN HANCOCK Blue Chip Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Blue Chip Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term growth of capital. Current income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when
ANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	21

the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2022, by major security category or type:
	Total value at 8-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$587,762,696	$572,681,107	$15,081,589	—
Consumer discretionary	755,127,583	755,127,583	—	—
Financials	122,113,525	122,113,525	—	—
Health care	450,680,107	450,680,107	—	—
Industrials	21,538,514	21,538,514	—	—
Information technology	1,582,815,884	1,577,542,959	5,272,925	—
Materials	29,590,602	29,590,602	—	—
Real estate	3,250,964	3,250,964	—	—
Corporate bonds	6,895,698	—	6,895,698	—
Short-term investments	21,687,948	21,687,948	—	—
Total investments in securities	$3,581,463,521	$3,554,213,309	$27,250,212	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
22	JOHN HANCOCK Blue Chip Growth Fund | ANNUAL REPORT

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2022, the fund loaned securities valued at $11,985,261 and received $10,714,254 of cash collateral. In addition, as of August 31, 2022, the securities lending agent held cash collateral on behalf of the fund of $1,529,400.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund
ANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	23

is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2022, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2022 were $17,827.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
Qualified late year ordinary losses of $10,622,682 are treated as occurring on September 1, 2022, the first day of the fund’s next taxable year.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2022 and 2021 was as follows:
	August 31, 2022	August 31, 2021
Ordinary income	$27,135,531	—
Long-term capital gains	731,112,573	$232,716,557
Total	$758,248,104	$232,716,557
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2022, the components of distributable earnings on a tax basis consisted of $160,818,506 of undistributed long-term capital gains.
24	JOHN HANCOCK Blue Chip Growth Fund | ANNUAL REPORT

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.825% of the first $500 million of the fund’s aggregate net assets; b) 0.800% of the next $500 million of the fund’s aggregate net assets; c) 0.750% of the next $2 billion of the fund’s aggregate net assets; and d) 0.725% of the fund’s aggregate net assets in excess of $3 billion. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on the first $1 billion of aggregate net assets. Aggregate net assets include the net assets of the fund, Blue Chip Growth Trust, a series of John Hancock Variable Insurance Trust, and Manulife North American Equity Fund Series – (I). The Advisor has a subadvisory agreement with T.Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of Class A and Class C shares in an amount equal to the amount by which the expenses of Class A and Class C shares, as applicable, exceed 1.14% and 1.89%, respectively, of the average net assets attributable, to the applicable class. For purposes of this agreement, “expenses of Class A and Class C shares” means all expenses of the applicable class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, underlying fund expenses (acquired fund fees), litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive a portion of its management fees for this fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T.Rowe Price Associates, Inc. This voluntary expense waiver may be terminated at any time.
ANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	25

For the year ended August 31, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$523,444
Class C	28,440
Class 1	743,385
Class	Expense reduction
Class NAV	$509,554
Total	$1,804,823

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2022, were equivalent to a net annual effective rate of 0.69% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,081,113 for the year ended August 31, 2022. Of this amount, $175,934 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $905,179 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2022, CDSCs received by the Distributor amounted to $14,209 and $2,420 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
26	JOHN HANCOCK Blue Chip Growth Fund | ANNUAL REPORT

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,980,308	$1,147,536
Class C	788,093	90,895
Class 1	1,029,638	—
Total	$4,798,039	$1,238,431
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$11,200,000	2	0.703%	$437
Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2022 and 2021 were as follows:
	Year Ended 8-31-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,431,020	$171,420,145	3,801,438	$216,126,746
Distributions reinvested	3,218,519	170,195,268	823,022	44,978,176
Repurchased	(4,440,500)	(206,763,003)	(3,246,136)	(183,808,918)
Net increase	2,209,039	$134,852,410	1,378,324	$77,296,004
Class C shares
Sold	94,743	$4,355,179	154,825	$8,336,053
Distributions reinvested	299,688	14,750,650	88,999	4,610,139
Repurchased	(478,853)	(20,919,343)	(449,648)	(24,158,307)
Net decrease	(84,422)	$(1,813,514)	(205,824)	$(11,212,115)
ANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	27

	Year Ended 8-31-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	373,938	$20,141,445	1,148,589	$66,909,656
Distributions reinvested	6,386,067	347,785,194	1,902,804	106,252,592
Repurchased	(6,558,164)	(329,839,555)	(4,976,073)	(289,586,756)
Net increase (decrease)	201,841	$38,087,084	(1,924,680)	$(116,424,508)
Class NAV shares
Sold	2,761,489	$125,279,645	1,191,699	$69,595,672
Distributions reinvested	4,118,394	225,193,801	1,372,223	76,844,497
Repurchased	(2,398,771)	(129,502,431)	(7,660,785)	(466,598,740)
Net increase (decrease)	4,481,112	$220,971,015	(5,096,863)	$(320,158,571)
Total net increase (decrease)	6,807,570	$392,096,995	(5,849,043)	$(370,499,190)
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on August 31, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $910,651,109 and $1,298,088,551, respectively, for the year ended August 31, 2022.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2022, funds within the John Hancock group of funds complex held 33.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
JHF II Multimanager Lifestyle Growth Portfolio	11.6%
JHF II Multimanager Lifestyle Balanced Portfolio	7.3%
JHF II Multimanager Lifestyle Aggressive Portfolio	5.1%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
28	JOHN HANCOCK Blue Chip Growth Fund | ANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,070,849	$1,042,968	$182,888,618	$(173,217,256)	$(12,081)	$(830)	$131,629	$1,897	$10,701,419

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Interfund trading
The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2022, the fund engaged in securities sales amounting to $6,236,154.
Note 11—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
ANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Blue Chip Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Blue Chip Growth Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 11, 2022
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
30	JOHN HANCOCK Blue Chip Growth Fund | ANNUAL REPORT

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2022.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $748,409,677 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2022 Form 1099-DIV in early 2023. This will reflect the tax character of all distributions paid in calendar year 2022.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	31

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with T. Rowe Price Associates, Inc. (the Subadvisor), for John Hancock Blue Chip Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund. In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
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Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
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(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the three-, five- and ten-year periods and underperformed the one-year period ended December 31, 2021. The Board also noted that the fund outperformed its peer group median for the five- and ten-year periods and underperformed for the one- and three-year periods ended December 31, 2021. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the three-, five- and ten year periods and the peer group median for the five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index over the longer term.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking with a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median, and that net total expenses for the fund are lower than the peer group median.
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The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
ANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	35

(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its
36	JOHN HANCOCK BLUE CHIP GROWTH FUND | ANNUAL REPORT

operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
ANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	37

(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index over the longer term;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
38	JOHN HANCOCK BLUE CHIP GROWTH FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Blue Chip Growth Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, T. Rowe Price Associates, Inc. (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
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•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
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Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	192
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	192
Trustee
Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2005	192
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham,[2] Born: 1944	2012	192
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	192
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present).
Grace K. Fey, Born: 1946	2008	192
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
ANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	41

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Dean C. Garfield,* Born: 1968	2022	192
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017).
Deborah C. Jackson, Born: 1952	2012	192
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	192
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009).
Steven R. Pruchansky, Born: 1944	2012	192
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	192
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
42	JOHN HANCOCK BLUE CHIP GROWTH FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	192
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	192
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	192
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).
Paul Lorentz,† Born: 1968	2022	192
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016).

ANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	43

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
44	JOHN HANCOCK BLUE CHIP GROWTH FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
T. Rowe Price Associates, Inc.
Portfolio Manager
Paul Greene II
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	45

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2406845	457A 8/22
10/2022

Annual report
John Hancock
Emerging Markets Debt Fund
Fixed income
August 31, 2022

A message to shareholders
Dear shareholder,
The bond market declined sharply for the 12 months ended August 31, 2022, as bond yields rose significantly. The catalyst was surging inflation; the 12-month U.S. inflation rate jumped to its highest level in more than 40 years, driven largely by rising food and energy prices. The U.S. Federal Reserve (Fed) responded with a number of short-term interest-rate increases. Bond market volatility also increased during the period, resulting primarily from Russia’s invasion of Ukraine in February and mixed global economic data.
While bond yields rose broadly for the period, short-term yields climbed the most in response to changing Fed policy. Sector performance was uniformly negative, with high-yield and investment-grade corporate bonds declining the most amid increased economic uncertainty stemming from the Fed’s rate hikes. Shorter-term sectors such as asset-backed securities and commercial mortgage-backed securities held up the best.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Emerging Markets Debt Fund

2	Your fund at a glance
5	Management’s discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund’s investments
22	Financial statements
26	Financial highlights
32	Notes to financial statements
44	Report of independent registered public accounting firm
45	Tax information
46	Evaluation of advisory and subadvisory agreements by the Board of Trustees
53	Statement regarding liquidity risk management
55	Trustees and Officers
59	More information
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks total return with an emphasis on current income as well as capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/2022 (%)

The J.P. Morgan EMBI Global Index tracks the total return for traded foreign currency-denominated debt instruments in emerging markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Emerging-market debt declined sharply
Surging global inflation, geopolitical strife, and efforts by the world’s central banks to rein in inflationary pressures pushed bond yields higher and bond prices lower in emerging markets.
Regional underweights and security selection detracted
The fund modestly underperformed its benchmark, the J.P. Morgan EMBI Global Index, due to an underweight position in the energy-driven Middle East and security selection in Mexico.
Lack of exposure to Russia added value
Fund performance benefited from a lack of exposure to Russia over the last six months and commodity-based holdings in Brazil and India.
PORTFOLIO COMPOSITION AS OF 8/31/2022 (% of net assets)

*Quasi-sovereign bonds are issued by other entities backed with sovereign guarantee where costs are borne by the entity and not the government.
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	3

QUALITY COMPOSITION AS OF 8/31/2022 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-22 and do not reflect subsequent downgrades or upgrades, if any.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT

Management’s discussion of fund performance
Can you describe the market environment for the emerging markets during the 12 months ended August 31, 2022?
Emerging-market debt posted double-digit declines over the past year in an exceptionally challenging market environment. The main catalyst was a sharp increase in global inflation, driven largely by higher food and energy prices that were exacerbated by Russia’s invasion of Ukraine in February 2022. To combat rising inflationary pressures, many of the world’s central banks, including those in emerging markets, raised short-term interest rates aggressively. These central bank actions pushed bond yields broadly higher and prices lower. A sell-off in risk assets also weighed on emerging-market debt, particularly over the last six months of the period amid the ongoing military conflict between Russia and Ukraine and an increased risk of global recession.
The sell-off in emerging-market debt was broad, providing few places to hide. The central bank rate hikes made the yields of bonds denominated in local currencies more attractive, but this was offset by currency weakness relative to a strengthening U.S. dollar.
How did the fund perform?
The fund’s return over the past year reflected the difficult market conditions and slightly trailed the performance of its benchmark. Several factors contributed to the
TOP 10 ISSUERS AS OF 8/31/2022 (% of net assets)
Petroleos Mexicanos	4.1
Pertamina Persero PT	4.0
Republic of Turkey	3.3
Kingdom of Saudi Arabia	2.8
Arab Republic of Egypt	2.5
Petrobras Global Finance BV	2.5
Sultanate of Oman	2.3
Federative Republic of Brazil	2.1
State of Qatar	2.0
Mexico City Airport Trust	2.0
TOTAL	27.6
Cash and cash equivalents are not included.
TOP 10 COUNTRIES AS OF 8/31/2022 (% of net assets)
Mexico	11.8
Brazil	7.0
Indonesia	5.8
Luxembourg	4.3
Peru	4.0
Turkey	4.0
Netherlands	3.4
Dominican Republic	3.2
India	2.8
Colombia	2.8
TOTAL	49.1
Cash and cash equivalents are not included.
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	5

modest underperformance, including individual security selection in Mexico and a small but overweight position in Ukrainian bonds. An underweight position in the Middle East, which benefited from rising energy prices, also weighed on relative results.
On the positive side, the fund benefited from a lack of exposure to Russia over the last six months, as we eliminated the fund’s already-limited Russian holdings in January. Overweight positions in Brazil and India, with a particular focus on commodity-based securities, also aided performance, as did prudent security selection among local currency bonds, especially in Brazil, China, and South Africa.
How was the fund positioned at the end of the period?
The fund’s regional allocation has been largely unchanged, with overweight positions in Latin America and Africa, a neutral allocation in emerging Europe, and underweight positions in Asia and the Middle East. The fund holds more high-yield debt than its benchmark as our fundamental research has unearthed what we believe are attractively valued securities in this segment of the market. We believe this positioning will serve the fund well in an environment of heightened market volatility as the world’s central banks seek to strike a balance between taming inflation, maintaining economic growth, and alleviating market turbulence.
MANAGED BY

Roberto D. Sanchez-Dahl, CFA
Paolo H. Valle
Elina Theodorakopoulou
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
6	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	5-year	10-year	as of 8-31-22	as of 8-31-22
Class A	-22.74	-2.38	0.98	-11.34	10.22	6.80	6.79
Class C1	-20.81	-2.25	0.81	-10.74	8.44	6.31	6.30
Class I2	-19.30	-1.29	1.72	-6.28	18.61	7.33	7.33
Class R2[1,2]	-19.32	-1.50	1.48	-7.27	15.86	7.23	7.22
Class R6[1,2]	-19.04	-1.17	1.72	-5.69	18.59	7.45	7.44
Class NAV[1,2]	-19.14	-1.17	1.80	-5.73	19.57	7.47	7.47
Index††	-18.82	-1.08	1.74	-5.28	18.77	—	—
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.17	1.87	0.87	1.27	0.77	0.76
Net (%)	1.16	1.86	0.86	1.26	0.76	0.75
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index is the J.P. Morgan EMBI Global Index.
See the following page for footnotes.
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Debt Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the J.P. Morgan EMBI Global Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	8-31-12	10,844	10,844	11,877
Class I2	8-31-12	11,861	11,861	11,877
Class R2[1,2]	8-31-12	11,586	11,586	11,877
Class R6[1,2]	8-31-12	11,859	11,859	11,877
Class NAV[1,2]	8-31-12	11,957	11,957	11,877
The values shown in the chart for “Class A shares with maximum sales charge” have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.
The J.P. Morgan EMBI Global Index tracks the total return for traded foreign currency-denominated debt instruments in emerging markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class R2 and Class R6 shares were first offered on 3-27-15. Class C and Class NAV shares were first offered on 8-28-14 and 6-20-13, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
8	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2022, with the same investment held until August 31, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2022, with the same investment held until August 31, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2022	Ending value on 8-31-2022	Expenses paid during period ended 8-31-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$899.50	$5.70	1.19%
	Hypothetical example	1,000.00	1,019.20	6.06	1.19%
Class C	Actual expenses/actual returns	1,000.00	897.30	8.99	1.88%
	Hypothetical example	1,000.00	1,015.70	9.55	1.88%
Class I	Actual expenses/actual returns	1,000.00	900.80	4.22	0.88%
	Hypothetical example	1,000.00	1,020.80	4.48	0.88%
Class R2	Actual expenses/actual returns	1,000.00	900.10	4.89	1.02%
	Hypothetical example	1,000.00	1,020.10	5.19	1.02%
Class R6	Actual expenses/actual returns	1,000.00	902.40	3.74	0.78%
	Hypothetical example	1,000.00	1,021.30	3.97	0.78%
Class NAV	Actual expenses/actual returns	1,000.00	901.30	3.64	0.76%
	Hypothetical example	1,000.00	1,021.40	3.87	0.76%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
10	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT

Fund’s investments
AS OF 8-31-22
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 37.2%					$347,780,413
(Cost $472,606,170)
Angola 0.2%					2,250,000
Republic of Angola
Bond (A)	9.125	11-26-49		3,000,000	2,250,000
Argentina 2.4%					21,999,067
Provincia de Buenos Aires
Bond (3.900% to 9-1-22, then 5.250% to 9-1-23, then 6.375% to 9-1-24, then 6.625% thereafter) (A)	3.900	09-01-37		10,689,333	3,719,768
Provincia de Rio Negro
Bond (4.875% to 9-10-22, then 6.625% to 9-10-23, then 6.875% thereafter) (A)	4.875	03-10-28		2,462,111	1,514,198
Republic of Argentina
Bond (0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter)	0.500	07-09-30		9,390,259	2,230,177
Bond (1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.375% to 7-9-28, then 5.000% thereafter)	1.500	07-09-46		4,300,000	980,337
Bond (1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	1.500	07-09-35		27,207,840	6,118,257
Bond (3.875% to 7-9-23, then 4.250% to 7-9-24, then 5.000% thereafter)	3.875	01-09-38		26,540,579	7,436,330
Armenia 0.3%					2,876,400
Republic of Armenia
Bond (A)	3.600	02-02-31		4,000,000	2,876,400
Bahrain 1.8%					17,188,994
Kingdom of Bahrain
Bond (A)	5.250	01-25-33		6,000,000	4,981,680
Bond (A)	7.000	10-12-28		3,450,000	3,468,930
Bond (A)	7.375	05-14-30		8,700,000	8,738,384
Brazil 2.1%					19,804,940
Federative Republic of Brazil
Bond	5.625	01-07-41		4,300,000	3,670,885
Note	10.000	01-01-27	BRL	88,000,000	16,134,055
Colombia 1.3%					12,533,158
Republic of Colombia
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	11

	Rate (%)	Maturity date	Par value^	Value
Colombia (continued)
Bond (B)	3.125	04-15-31	7,770,000	$5,858,693
Bond	5.000	06-15-45	6,900,000	4,632,600
Bond	5.200	05-15-49	3,000,000	2,041,865
Costa Rica 0.1%				996,260
Republic of Costa Rica
Bond	4.250	01-26-23	1,000,000	996,260
Dominican Republic 2.0%				18,509,017
Government of Dominican Republic
Bond (A)	5.300	01-21-41	5,000,000	3,702,112
Bond (A)	5.875	01-30-60	5,350,000	3,780,784
Bond	5.875	01-30-60	1,500,000	1,060,033
Bond (A)	5.950	01-25-27	1,500,000	1,464,868
Bond	5.950	01-25-27	900,000	878,921
Bond	6.850	01-27-45	5,800,000	4,910,477
Bond (A)	6.875	01-29-26	2,650,000	2,711,822
Egypt 2.5%				23,204,033
Arab Republic of Egypt
Bond (A)	3.875	02-16-26	5,000,000	3,938,880
Bond (A)	5.875	06-11-25	3,000,000	2,617,538
Bond (A)	7.500	01-31-27	3,700,000	3,130,629
Bond (A)	7.903	02-21-48	9,200,000	5,528,538
Bond	7.903	02-21-48	2,000,000	1,201,856
Bond	8.500	01-31-47	4,600,000	2,926,612
Bond (A)	8.875	05-29-50	6,000,000	3,859,980
El Salvador 0.2%				1,830,653
Republic of El Salvador
Bond	9.500	07-15-52	5,000,000	1,830,653
Georgia 0.1%				864,788
Republic of Georgia
Bond (A)	2.750	04-22-26	1,000,000	864,788
Ghana 0.6%				5,480,300
Republic of Ghana
Bond	7.625	05-16-29	3,275,000	1,238,461
Bond (A)	7.875	02-11-35	1,200,000	423,792
Bond	8.125	01-18-26	3,150,000	1,933,155
Bond	8.950	03-26-51	5,300,000	1,884,892
Honduras 0.1%				891,717
Republic of Honduras
Bond (A)	6.250	01-19-27	1,050,000	891,717
Indonesia 1.0%				9,155,134
Republic of Indonesia
Bond (A)	4.750	01-08-26	6,350,000	6,453,737
12	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Bond	6.625	02-17-37		2,421,000	$2,701,397
Iraq 0.7%					6,915,954
Republic of Iraq
Bond	5.800	01-15-28		6,928,625	5,758,365
Bond (A)	6.752	03-09-23		1,200,000	1,157,589
Ivory Coast 0.7%					6,319,959
Republic of Ivory Coast
Bond (A)	4.875	01-30-32	EUR	8,350,000	6,319,959
Kenya 0.5%					4,322,990
Republic of Kenya
Bond (A)	8.000	05-22-32		3,000,000	2,219,640
Bond (A)	8.250	02-28-48		3,100,000	2,103,350
Mexico 1.0%					8,927,895
Government of Mexico
Bond	4.600	01-23-46		11,000,000	8,927,895
Morocco 0.5%					4,218,500
Kingdom of Morocco
Bond (A)	4.000	12-15-50		6,500,000	4,218,500
Namibia 0.3%					3,049,647
Republic of Namibia
Bond (A)	5.250	10-29-25		3,400,000	3,049,647
Nigeria 1.7%					15,766,446
Federal Republic of Nigeria
Bond	7.625	11-28-47		2,550,000	1,559,573
Bond (A)	7.696	02-23-38		2,600,000	1,659,091
Bond (A)	7.875	02-16-32		2,000,000	1,439,109
Bond	7.875	02-16-32		4,500,000	3,237,995
Bond (A)	8.375	03-24-29		5,500,000	4,350,225
Bond	9.248	01-21-49		5,000,000	3,520,453
Oman 2.3%					21,925,137
Sultanate of Oman
Bond	5.625	01-17-28		6,000,000	5,903,186
Bond	6.750	01-17-48		11,500,000	10,262,826
Bond (A)	7.000	01-25-51		6,250,000	5,759,125
Panama 0.5%					4,466,878
Republic of Panama
Bond	6.700	01-26-36		3,050,000	3,281,877
Bond	8.875	09-30-27		1,000,000	1,185,001
Peru 0.2%					2,234,246
Republic of Peru
Bond	3.550	03-10-51		3,000,000	2,234,246
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	13

	Rate (%)	Maturity date	Par value^	Value
Philippines 0.8%				$7,791,011
Republic of the Philippines
Bond	3.950	01-20-40	8,600,000	7,791,011
Qatar 2.0%				19,136,145
State of Qatar
Bond	4.500	04-23-28	4,100,000	4,270,742
Bond (A)	4.817	03-14-49	10,000,000	10,318,800
Bond (A)	5.103	04-23-48	4,250,000	4,546,603
Saudi Arabia 2.8%				25,913,756
Kingdom of Saudi Arabia
Bond (A)	2.250	02-02-33	7,760,000	6,656,885
Bond (A)	5.250	01-16-50	18,650,000	19,256,871
Senegal 0.3%				2,508,704
Republic of Senegal
Bond (A)	6.250	05-23-33	1,600,000	1,294,815
Bond	6.250	05-23-33	1,500,000	1,213,889
Serbia 0.1%				935,298
Republic of Serbia
Bond (A)	2.125	12-01-30	1,300,000	935,298
South Africa 1.6%				14,855,444
Republic of South Africa
Bond	4.300	10-12-28	3,300,000	2,922,918
Bond	5.875	04-20-32	8,000,000	7,120,800
Bond	7.300	04-20-52	5,800,000	4,811,726
South Korea 1.1%				10,630,191
Korea Development Bank
Bond	4.250	09-08-32	10,650,000	10,630,191
Sri Lanka 0.3%				2,489,501
Republic of Sri Lanka
Bond (C)	6.750	04-18-28	7,500,000	2,489,501
Turkey 4.0%				37,208,556
Istanbul Metropolitan Municipality
Bond (A)(B)	6.375	12-09-25	8,150,000	6,556,341
Republic of Turkey
Bond	4.250	04-14-26	9,000,000	7,469,082
Bond	5.875	06-26-31	10,000,000	7,373,000
Bond	5.950	01-15-31	5,000,000	3,734,000
Bond	6.000	01-14-41	18,650,000	12,076,133
Ukraine 0.5%				4,883,968
Republic of Ukraine
Bond (A)(C)	7.253	03-15-35	22,800,000	3,845,448
GDP-Linked Bond (D)*	(0.304)	08-01-41	3,500,000	1,038,520
14	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Uzbekistan 0.6%				$5,695,726
Republic of Uzbekistan
Bond (A)	3.700	11-25-30	2,700,000	2,095,686

Bond (A)	5.375	02-20-29	4,000,000	3,600,040
Corporate bonds 53.2%				$496,350,715
(Cost $602,344,025)
Argentina 0.3%				2,557,160
Telecom Argentina SA (A)	8.000	07-18-26	2,830,000	2,557,160
Austria 1.0%				9,427,035
Klabin Austria GmbH (A)(B)	4.875	09-19-27	5,800,000	5,644,850
Klabin Austria GmbH (A)	7.000	04-03-49	4,000,000	3,782,185
Bermuda 0.4%				3,608,200
Investment Energy Resources, Ltd. (A)	6.250	04-26-29	4,000,000	3,608,200
Brazil 4.9%				45,809,738
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	6,900,000	5,633,888
Globo Comunicacao e Participacoes SA (A)	5.500	01-14-32	3,000,000	2,451,265
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	6,000,000	5,017,500
Odebrecht Holdco Finance, Ltd. (A)(E)	16.732	09-10-58	1,671,394	5,850
Odebrecht Holdco Finance, Ltd. (E)	16.732	09-10-58	1,396,835	4,889
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22	52,259	51,109
Odebrecht Offshore Drilling Finance, Ltd. (1.000% Cash and 6.720% PIK) (A)	7.720	12-01-26	2,128,241	500,137
Odebrecht Oil & Gas Finance, Ltd., Zero Coupon (A)(F)	0.000	10-03-22	253,378	1,014
Petrobras Global Finance BV (B)	5.093	01-15-30	7,122,000	6,750,232
Petrobras Global Finance BV (B)	5.600	01-03-31	7,600,000	7,296,000
Petrobras Global Finance BV	6.850	06-05-15	10,376,000	9,042,684
Vale Overseas, Ltd.	3.750	07-08-30	3,000,000	2,609,190
Vale Overseas, Ltd.	6.875	11-21-36	6,210,000	6,445,980
Cayman Islands 0.6%				5,216,739
Latam Finance, Ltd. (A)(C)	7.000	03-01-26	5,350,000	5,101,746
OEC Finance, Ltd. (A)(F)	7.500	10-03-22	1,597,442	83,067
OEC Finance, Ltd. (5.250% Cash or 7.875% PIK)	7.875	12-27-33	1,277,038	31,926
Chile 1.1%				10,621,250
Colbun SA	3.950	10-11-27	4,000,000	3,785,000
Enel Americas SA	4.000	10-25-26	4,000,000	3,915,000
Sociedad Quimica y Minera de Chile SA (A)	4.250	05-07-29	3,000,000	2,921,250
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	15

	Rate (%)	Maturity date	Par value^	Value
Colombia 1.5%				$13,592,789
Ecopetrol SA	5.875	05-28-45	9,700,000	6,694,261
Empresas Publicas de Medellin ESP (A)	4.250	07-18-29	2,300,000	1,887,211
Grupo Energia Bogota SA ESP (A)(B)	4.875	05-15-30	2,200,000	2,027,567
Promigas SA ESP (A)	3.750	10-16-29	3,500,000	2,983,750
Costa Rica 0.9%				8,552,923
Instituto Costarricense de Electricidad	6.375	05-15-43	10,980,000	8,552,923
Dominican Republic 1.2%				10,846,055
Aeropuertos Dominicanos Siglo XXI SA (A)	6.750	03-30-29	4,150,000	3,914,011
Aeropuertos Dominicanos Siglo XXI SA	6.750	03-30-29	7,350,000	6,932,044
Guatemala 0.5%				4,832,900
CT Trust (A)	5.125	02-03-32	5,600,000	4,832,900
Hong Kong 0.5%				4,273,350
Sinochem Overseas Capital Company, Ltd.	6.300	11-12-40	4,000,000	4,273,350
India 2.8%				26,400,239
Adani Ports & Special Economic Zone, Ltd. (A)	3.100	02-02-31	4,500,000	3,533,514
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27	4,100,000	3,767,308
Adani Ports & Special Economic Zone, Ltd. (A)	4.375	07-03-29	3,500,000	3,127,892
Shriram Transport Finance Company, Ltd. (A)	4.400	03-13-24	5,700,000	5,479,125
Shriram Transport Finance Company, Ltd. (A)	5.100	07-16-23	4,000,000	3,942,000
Vedanta Resources, Ltd. (A)	7.125	05-31-23	4,100,000	3,772,000
Vedanta Resources, Ltd. (B)	7.125	05-31-23	3,020,000	2,778,400
Indonesia 4.8%				44,597,293
Cikarang Listrindo Tbk PT (A)	4.950	09-14-26	7,750,000	7,249,324
Pertamina Persero PT (A)	4.700	07-30-49	7,000,000	6,092,237
Pertamina Persero PT	6.000	05-03-42	8,200,000	8,158,681
Pertamina Persero PT (A)	6.000	05-03-42	14,300,000	14,227,944
Pertamina Persero PT (A)	6.450	05-30-44	8,500,000	8,869,107
Luxembourg 4.3%				40,447,890
Atento Luxco 1 SA (A)	8.000	02-10-26	7,000,000	3,290,000
Hidrovias International Finance SARL (A)(B)	4.950	02-08-31	6,000,000	4,740,000
Kenbourne Invest SA (A)	4.700	01-22-28	6,800,000	5,470,864
Kenbourne Invest SA (A)	6.875	11-26-24	4,000,000	3,874,000
16	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Luxembourg (continued)
Millicom International Cellular SA (A)	4.500	04-27-31	758,000	621,560
Millicom International Cellular SA (A)	5.125	01-15-28	5,220,000	4,817,434
Petrorio Luxembourg Trading Sarl (A)	6.125	06-09-26	8,750,000	8,178,937
Rede D’or Finance Sarl (A)	4.500	01-22-30	4,265,000	3,774,525
Simpar Europe SA (A)	5.200	01-26-31	7,000,000	5,680,570
Mauritius 1.5%				$13,589,656
HTA Group, Ltd. (A)	7.000	12-18-25	4,900,000	4,591,888
MTN Mauritius Investments, Ltd. (A)	4.755	11-11-24	5,950,000	5,946,697
MTN Mauritius Investments, Ltd.	6.500	10-13-26	3,000,000	3,051,071
Mexico 10.8%				100,685,568
Alpek SAB de CV (A)	4.250	09-18-29	2,000,000	1,822,500
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(F)	7.500	06-27-29	2,200,000	2,002,000
Braskem Idesa SAPI (A)	6.990	02-20-32	4,790,000	3,712,250
Cemex SAB de CV (A)	3.875	07-11-31	7,750,000	6,526,004
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) (C)(F)	9.125	11-29-22	3,500,000	37,240
Credito Real SAB de CV (A)(B)(C)	9.500	02-07-26	11,760,000	132,300
Cydsa SAB de CV (A)	6.250	10-04-27	7,600,000	6,752,334
Cydsa SAB de CV	6.250	10-04-27	943,000	837,823
Industrias Penoles SAB de CV (A)(B)	5.650	09-12-49	5,600,000	5,076,456
Infraestructura Energetica Nova SAB de CV (A)	4.750	01-15-51	5,700,000	4,198,050
Infraestructura Energetica Nova SAB de CV (A)	4.875	01-14-48	2,800,000	2,086,000
Metalsa SA de CV (A)	3.750	05-04-31	3,500,000	2,622,486
Mexico City Airport Trust	3.875	04-30-28	6,000,000	5,377,500
Mexico City Airport Trust (A)	5.500	10-31-46	7,100,000	5,307,250
Mexico City Airport Trust (A)	5.500	07-31-47	6,900,000	5,192,250
Mexico City Airport Trust	5.500	07-31-47	4,000,000	3,010,000
Petroleos Mexicanos	6.500	03-13-27	5,300,000	4,681,755
Petroleos Mexicanos	6.625	06-15-35	10,880,000	7,806,400
Petroleos Mexicanos	7.690	01-23-50	38,000,000	26,182,000
Trust Fibra Uno (A)	6.950	01-30-44	6,600,000	5,677,320
Unifin Financiera SAB de CV (A)(B)	8.375	01-27-28	11,500,000	1,645,650
Mongolia 0.3%				2,590,000
Mongolian Mining Corp. Resources LLC (A)	9.250	04-15-24	4,000,000	2,590,000
Netherlands 3.4%				32,122,799
Braskem Netherlands Finance BV (A)	4.500	01-10-28	11,150,000	10,377,305
Kazakhstan Temir Zholy Finance BV	6.950	07-10-42	4,600,000	4,263,134
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	17

	Rate (%)	Maturity date	Par value^	Value
Netherlands (continued)
Metinvest BV	7.750	10-17-29	6,500,000	3,022,500
Prosus NV (A)	4.027	08-03-50	8,870,000	5,585,135
VEON Holdings BV (A)(B)	4.950	06-16-24	4,350,000	3,121,125
VEON Holdings BV (A)	7.250	04-26-23	1,800,000	1,440,000
VEON Holdings BV	7.250	04-26-23	5,392,000	4,313,600
Panama 0.8%				$7,618,784
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	3,500,000	3,041,185
Banco General SA (A)	4.125	08-07-27	4,750,000	4,577,599
Paraguay 0.3%				2,382,925
Telefonica Celular del Paraguay SA (A)	5.875	04-15-27	2,500,000	2,382,925
Peru 3.8%				35,874,140
Atlantica Transmision Sur SA (A)	6.875	04-30-43	5,933,125	6,007,289
Banco BBVA Peru SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (A)	5.250	09-22-29	2,300,000	2,237,314
Cia de Minas Buenaventura SAA (A)	5.500	07-23-26	4,000,000	3,520,000
Consorcio Transmantaro SA (A)	5.200	04-11-38	5,000,000	4,612,500
InRetail Consumer (A)	3.250	03-22-28	6,000,000	5,145,000
Kallpa Generacion SA (A)(B)	4.875	05-24-26	2,890,000	2,800,254
Petroleos del Peru SA (A)	5.625	06-19-47	9,180,000	6,331,446
Volcan Cia Minera SAA (A)	4.375	02-11-26	6,000,000	5,220,337
Singapore 1.9%				17,711,911
LLPL Capital Pte, Ltd. (A)	6.875	02-04-39	6,143,040	5,908,314
Medco Bell Pte, Ltd. (A)	6.375	01-30-27	6,800,000	6,008,597
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26	6,100,000	5,795,000
Thailand 0.9%				8,396,252
GC Treasury Center Company, Ltd. (A)	5.200	03-30-52	3,000,000	2,645,884
PTTEP Canada International Finance, Ltd. (A)(B)	6.350	06-12-42	2,600,000	2,866,452
Thaioil Treasury Center Company, Ltd. (A)	3.750	06-18-50	2,000,000	1,339,220
Thaioil Treasury Center Company, Ltd. (A)	5.375	11-20-48	1,800,000	1,544,696
Togo 0.4%				3,954,305
Banque Ouest Africaine de Developpement (A)	5.000	07-27-27	4,200,000	3,954,305
United Kingdom 1.8%				17,125,174
IHS Holding, Ltd. (A)	6.250	11-29-28	5,800,000	4,908,424
Liquid Telecommunications Financing PLC (A)	5.500	09-04-26	6,000,000	5,118,000
18	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United Kingdom (continued)
MARB BondCo PLC (A)	3.950	01-29-31	9,000,000	7,098,750
United States 1.8%				$16,996,056
ATP Tower Holdings LLC (A)(B)	4.050	04-27-26	2,000,000	1,755,006
JBS USA LUX SA (A)	3.625	01-15-32	5,000,000	4,325,050
Kosmos Energy, Ltd. (A)	7.750	05-01-27	3,200,000	2,768,000
Sasol Financing USA LLC	5.500	03-18-31	9,700,000	8,148,000
Virgin Islands, British 0.7%				6,519,584
State Grid Overseas Investment 2014, Ltd.	4.850	05-07-44	6,235,000	6,519,584

	Shares	Value
Common stocks 0.1%		$530,461
(Cost $5,909,633)
Canada 0.1%		530,461
Frontera Energy Corp. (D)	62,290	530,461

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 11.3%				$106,012,766
(Cost $106,016,100)
U.S. Government Agency 3.9%				36,640,000
Federal Agricultural Mortgage Corp. Discount Note	2.160	09-01-22	23,522,000	23,522,000
Federal Home Loan Mortgage Corp. Discount Note	2.000	09-01-22	13,118,000	13,118,000

	Yield (%)	Shares	Value
Short-term funds 2.1%			19,322,766
John Hancock Collateral Trust (G)	2.3160(H)	1,933,553	19,322,766

	Par value^	Value
Repurchase agreement 5.3%		50,050,000
Barclays Tri-Party Repurchase Agreement dated 8-31-22 at 2.250% to be repurchased at $50,053,128 on 9-1-22, collateralized by $50,284,800 U.S. Treasury Bills, 0.000% due 8-10-23 (valued at $48,677,698) and $2,558,400 U.S. Treasury Notes, 0.500% due 3-31-25 (valued at $2,376,544)	50,050,000	50,050,000

Total investments (Cost $1,186,875,928) 101.8%	$950,674,355
Other assets and liabilities, net (1.8%)	(16,752,258)
Total net assets 100.0%	$933,922,097

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	19

Currency Abbreviations
BRL	Brazilian Real
EUR	Euro

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $500,131,115 or 53.6% of the fund’s net assets as of 8-31-22.
(B)	All or a portion of this security is on loan as of 8-31-22.
(C)	Non-income producing - Issuer is in default.
(D)	Non-income producing security.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 8-31-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
20	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
IDR	73,537,500,000	USD	4,889,136	JPM	9/21/2022	$59,643	—
MXN	103,430,000	USD	5,007,159	JPM	9/21/2022	107,707	—
USD	2,438,246	IDR	36,768,750,000	JPM	9/21/2022	—	$(36,144)
USD	2,461,998	MXN	51,715,000	JPM	9/21/2022	—	(95,435)
						$167,350	$(131,579)

Derivatives Currency Abbreviations
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
At 8-31-22, the aggregate cost of investments for federal income tax purposes was $1,191,474,707. Net unrealized depreciation aggregated to $240,764,581, of which $3,097,560 related to gross unrealized appreciation and $243,862,141 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	21

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-22

Assets
Unaffiliated investments, at value (Cost $1,167,549,828) including $18,878,607 of securities loaned	$931,351,589
Affiliated investments, at value (Cost $19,326,100)	19,322,766
Total investments, at value (Cost $1,186,875,928)	950,674,355
Unrealized appreciation on forward foreign currency contracts	167,350
Cash	69,285
Collateral held at broker for futures contracts	1,600,000
Interest receivable	13,966,378
Receivable for fund shares sold	48,433
Receivable for investments sold	4,025
Receivable for securities lending income	30,904
Other assets	102,971
Total assets	966,663,701
Liabilities
Unrealized depreciation on forward foreign currency contracts	131,579
Distributions payable	48,695
Payable for investments purchased	10,634,216
Payable for fund shares repurchased	2,416,654
Payable upon return of securities loaned	19,359,548
Payable to affiliates
Accounting and legal services fees	33,373
Transfer agent fees	2,217
Trustees’ fees	837
Other liabilities and accrued expenses	114,485
Total liabilities	32,741,604
Net assets	$933,922,097
Net assets consist of
Paid-in capital	$1,224,679,816
Total distributable earnings (loss)	(290,757,719)
Net assets	$933,922,097

22	JOHN HANCOCK Emerging Markets Debt Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 8-31-22  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,583,334 ÷ 218,622 shares)[1]	$7.24
Class C ($274,939 ÷ 37,983 shares)[1]	$7.24
Class I ($18,726,609 ÷ 2,581,697 shares)	$7.25
Class R2 ($36,839 ÷ 5,087 shares)	$7.24
Class R6 ($1,884,928 ÷ 260,136 shares)	$7.25
Class NAV ($911,415,448 ÷ 125,838,720 shares)	$7.24
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$7.54

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	23

STATEMENT OF OPERATIONS For the year ended 8-31-22

Investment income
Interest	$64,364,295
Securities lending	323,643
Total investment income	64,687,938
Expenses
Investment management fees	7,448,086
Distribution and service fees	9,398
Accounting and legal services fees	154,938
Transfer agent fees	25,129
Trustees’ fees	17,281
Custodian fees	224,908
State registration fees	87,716
Printing and postage	15,806
Professional fees	126,905
Other	49,728
Total expenses	8,159,895
Less expense reductions	(91,565)
Net expenses	8,068,330
Net investment income	56,619,608
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(11,164,770)
Affiliated investments	(25,727)
Capital gain distributions received from affiliated investments	6,266
Futures contracts	(35,927)
Forward foreign currency contracts	(166,490)
Swap contracts	(31,062)
(11,417,710)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(273,449,585)
Affiliated investments	(12,773)
Futures contracts	157,716
Forward foreign currency contracts	35,771
Swap contracts	175,838
(273,093,033)
Net realized and unrealized loss	(284,510,743)
Decrease in net assets from operations	$(227,891,135)
24	JOHN HANCOCK Emerging Markets Debt Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-22	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$56,619,608	$50,776,909
Net realized loss	(11,417,710)	(25,205,147)
Change in net unrealized appreciation (depreciation)	(273,093,033)	48,787,161
Increase (decrease) in net assets resulting from operations	(227,891,135)	74,358,923
Distributions to shareholders
From earnings
Class A	(93,335)	(97,346)
Class C	(13,814)	(14,999)
Class I	(978,473)	(580,684)
Class R2	(2,108)	(4,732)
Class R6	(107,991)	(133,430)
Class NAV	(54,239,103)	(46,954,529)
Total distributions	(55,434,824)	(47,785,720)
From fund share transactions	19,049,779	136,292,122
Total increase (decrease)	(264,276,180)	162,865,325
Net assets
Beginning of year	1,198,198,277	1,035,332,952
End of year	$933,922,097	$1,198,198,277
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	25

Financial highlights
CLASS A SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$9.45	$9.21	$9.33	$8.86	$9.87
Net investment income[1]	0.41	0.37	0.41	0.43	0.41
Net realized and unrealized gain (loss) on investments	(2.22)	0.23	(0.11)	0.48	(0.96)
Total from investment operations	(1.81)	0.60	0.30	0.91	(0.55)
Less distributions
From net investment income	(0.40)	(0.36)	(0.36)	(0.44)	(0.46)
From tax return of capital	—	—	(0.06)	—	—
Total distributions	(0.40)	(0.36)	(0.42)	(0.44)	(0.46)
Net asset value, end of period	$7.24	$9.45	$9.21	$9.33	$8.86
Total return (%)[2,3]	(19.55)	6.61	3.36	10.52	(5.75)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$3	$2	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	1.17	1.20	1.19	1.18
Expenses including reductions	1.17	1.17	1.19	1.18	1.17
Net investment income	4.87	4.01	4.54	4.78	4.34
Portfolio turnover (%)	9	18	24	7	23

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
26	JOHN HANCOCK Emerging Markets Debt Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$9.44	$9.20	$9.32	$8.85	$9.86
Net investment income[1]	0.35	0.31	0.35	0.37	0.35
Net realized and unrealized gain (loss) on investments	(2.21)	0.22	(0.12)	0.48	(0.96)
Total from investment operations	(1.86)	0.53	0.23	0.85	(0.61)
Less distributions
From net investment income	(0.34)	(0.29)	(0.30)	(0.38)	(0.40)
From tax return of capital	—	—	(0.05)	—	—
Total distributions	(0.34)	(0.29)	(0.35)	(0.38)	(0.40)
Net asset value, end of period	$7.24	$9.44	$9.20	$9.32	$8.85
Total return (%)[2,3]	(20.04)	5.87	2.65	9.76	(6.40)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[4]	$—[4]	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88	1.87	1.90	1.89	1.88
Expenses including reductions	1.87	1.87	1.89	1.88	1.87
Net investment income	4.17	3.32	3.85	4.09	3.68
Portfolio turnover (%)	9	18	24	7	23

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	27

CLASS I SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$9.46	$9.22	$9.34	$8.86	$9.88
Net investment income[1]	0.43	0.41	0.44	0.46	0.44
Net realized and unrealized gain (loss) on investments	(2.22)	0.21	(0.12)	0.49	(0.97)
Total from investment operations	(1.79)	0.62	0.32	0.95	(0.53)
Less distributions
From net investment income	(0.42)	(0.38)	(0.38)	(0.47)	(0.49)
From tax return of capital	—	—	(0.06)	—	—
Total distributions	(0.42)	(0.38)	(0.44)	(0.47)	(0.49)
Net asset value, end of period	$7.25	$9.46	$9.22	$9.34	$8.86
Total return (%)[2]	(19.30)	6.91	3.67	10.95	(5.56)
Ratios and supplemental data
Net assets, end of period (in millions)	$19	$18	$14	$15	$14
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	0.87	0.90	0.90	0.89
Expenses including reductions	0.87	0.87	0.89	0.89	0.88
Net investment income	5.21	4.36	4.83	5.06	4.64
Portfolio turnover (%)	9	18	24	7	23

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
28	JOHN HANCOCK Emerging Markets Debt Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$9.45	$9.21	$9.32	$8.85	$9.87
Net investment income[1]	0.42	0.38	0.42	0.44	0.42
Net realized and unrealized gain (loss) on investments	(2.22)	0.22	(0.11)	0.48	(0.97)
Total from investment operations	(1.80)	0.60	0.31	0.92	(0.55)
Less distributions
From net investment income	(0.41)	(0.36)	(0.36)	(0.45)	(0.47)
From tax return of capital	—	—	(0.06)	—	—
Total distributions	(0.41)	(0.36)	(0.42)	(0.45)	(0.47)
Net asset value, end of period	$7.24	$9.45	$9.21	$9.32	$8.85
Total return (%)[2]	(19.32)	6.52	3.49	10.62	(5.75)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02	1.15	1.18	1.12	1.08
Expenses including reductions	1.01	1.15	1.17	1.11	1.07
Net investment income	5.06	4.04	4.60	4.85	4.40
Portfolio turnover (%)	9	18	24	7	23

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	29

CLASS R6 SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$9.44	$9.21	$9.33	$8.85	$9.87
Net investment income[1]	0.44	0.41	0.45	0.48	0.46
Net realized and unrealized gain (loss) on investments	(2.20)	0.21	(0.12)	0.47	(0.98)
Total from investment operations	(1.76)	0.62	0.33	0.95	(0.52)
Less distributions
From net investment income	(0.43)	(0.39)	(0.39)	(0.47)	(0.50)
From tax return of capital	—	—	(0.06)	—	—
Total distributions	(0.43)	(0.39)	(0.45)	(0.47)	(0.50)
Net asset value, end of period	$7.25	$9.44	$9.21	$9.33	$8.85
Total return (%)[2]	(19.04)	6.92	3.79	11.05	(5.48)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$3	$4	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	0.77	0.78	0.79	0.79
Expenses including reductions	0.76	0.76	0.78	0.78	0.78
Net investment income	5.28	4.44	4.96	5.22	4.83
Portfolio turnover (%)	9	18	24	7	23

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
30	JOHN HANCOCK Emerging Markets Debt Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$9.44	$9.21	$9.33	$8.85	$9.87
Net investment income[1]	0.44	0.42	0.45	0.47	0.45
Net realized and unrealized gain (loss) on investments	(2.21)	0.20	(0.11)	0.49	(0.97)
Total from investment operations	(1.77)	0.62	0.34	0.96	(0.52)
Less distributions
From net investment income	(0.43)	(0.39)	(0.40)	(0.48)	(0.50)
From tax return of capital	—	—	(0.06)	—	—
Total distributions	(0.43)	(0.39)	(0.46)	(0.48)	(0.50)
Net asset value, end of period	$7.24	$9.44	$9.21	$9.33	$8.85
Total return (%)[2]	(19.14)	6.93	3.80	11.10	(5.46)
Ratios and supplemental data
Net assets, end of period (in millions)	$911	$1,175	$1,014	$1,069	$840
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76	0.76	0.77	0.77	0.77
Expenses including reductions	0.75	0.75	0.76	0.77	0.77
Net investment income	5.31	4.49	4.97	5.21	4.79
Portfolio turnover (%)	9	18	24	7	23

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	31

Notes to financial statements
Note 1—Organization
John Hancock Emerging Markets Debt Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return with an emphasis on current income as well as capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
32	JOHN HANCOCK Emerging Markets Debt Fund | ANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2022, by major security category or type:
	Total value at 8-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$347,780,413	—	$347,780,413	—
Corporate bonds	496,350,715	—	496,350,715	—
Common stocks	530,461	$530,461	—	—
Short-term investments	106,012,766	19,322,766	86,690,000	—
Total investments in securities	$950,674,355	$19,853,227	$930,821,128	—
Derivatives:
Assets
Forward foreign currency contracts	$167,350	—	$167,350	—
Liabilities
Forward foreign currency contracts	(131,579)	—	(131,579)	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting
ANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	33

party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2022, the fund loaned securities valued at $18,878,607 and received $19,359,548 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
34	JOHN HANCOCK Emerging Markets Debt Fund | ANNUAL REPORT

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2022, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2022 were $7,183.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2022, the fund has a short-term capital loss carryforward of $7,413,539 and a long-term capital loss carryforward of $42,470,811 available to offset future net realized capital gains. These carryforwards do not expire.
Qualified late year ordinary losses of $45,579 are treated as occurring on September 1, 2022, the first day of the fund’s next taxable year.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
ANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	35

The tax character of distributions for the years ended August 31, 2022 and 2021 was as follows:
	August 31, 2022	August 31, 2021
Ordinary income	$55,434,824	$47,785,720
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2022, there were no distributable earnings on a tax basis.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and amortization and accretion of debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
36	JOHN HANCOCK Emerging Markets Debt Fund | ANNUAL REPORT

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2022, the fund used futures contracts to manage duration of the fund and manage against changes in interest rates. The fund held futures contracts with USD notional values ranging up to $47.9 million, as measured at quarter end. There were no open futures contracts as of August 31, 2022.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended August 31, 2022, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging up to $14.8 million, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk
ANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	37

that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the year ended August 31, 2022, the fund used credit default swap contracts as the buyer to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging up to $30.0 million, as measured at each quarter end. There were no open CDS contracts where the fund acted as buyer as of August 31, 2022.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2022 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$167,350	$(131,579)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2022:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$(35,927)	—	—	$(35,927)
Currency	—	$(166,490)	—	(166,490)
Credit	—	—	$(31,062)	(31,062)
Total	$(35,927)	$(166,490)	$(31,062)	$(233,479)
38	JOHN HANCOCK Emerging Markets Debt Fund | ANNUAL REPORT

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2022:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$157,716	—	—	$157,716
Currency	—	$35,771	—	35,771
Credit	—	—	$175,838	175,838
Total	$157,716	$35,771	$175,838	$369,325
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.725% of the first $250 million of the fund’s average daily net assets; (b) 0.700% of the next $500 million of the fund’s average daily net assets, and (c) 0.675% of the fund’s average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC (Subadvisor), an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.78% of average net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
ANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	39

For the year ended August 31, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$169
Class C	29
Class I	1,628
Class R2	4
Class	Expense reduction
Class R6	$181
Class NAV	89,554
Total	$91,565

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2022, were equivalent to a net annual effective rate of 0.69% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,049 for the year ended August 31, 2022. Of this amount, $305 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,744 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2022, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
40	JOHN HANCOCK Emerging Markets Debt Fund | ANNUAL REPORT

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$5,886	$2,269
Class C	3,406	393
Class I	—	22,274
Class R2	106	4
Class R6	—	189
Total	$9,398	$25,129
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$9,000,000	1	0.945%	$236
Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2022 and 2021 were as follows:
	Year Ended 8-31-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	411,743	$3,459,249	674,212	$6,254,884
Distributions reinvested	11,196	91,480	10,368	96,074
Repurchased	(450,053)	(3,773,456)	(721,800)	(6,674,715)
Net decrease	(27,114)	$(222,727)	(37,220)	$(323,757)
Class C shares
Sold	2,628	$23,499	7,318	$67,997
Distributions reinvested	1,681	13,722	1,617	14,959
Repurchased	(10,099)	(85,390)	(34,133)	(318,017)
Net decrease	(5,790)	$(48,169)	(25,198)	$(235,061)
ANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	41

	Year Ended 8-31-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class I shares
Sold	3,798,726	$31,015,064	1,578,907	$14,677,163
Distributions reinvested	63,916	522,360	51,567	477,965
Repurchased	(3,174,737)	(25,504,273)	(1,244,884)	(11,490,116)
Net increase	687,905	$6,033,151	385,590	$3,665,012
Class R2 shares
Sold	1	$9	934	$8,664
Distributions reinvested	—	—	194	1,785
Repurchased	(2)	(16)	(11,480)	(106,979)
Net decrease	(1)	$(7)	(10,352)	$(96,530)
Class R6 shares
Sold	94,851	$787,917	140,349	$1,304,799
Distributions reinvested	13,121	107,404	14,393	133,245
Repurchased	(143,587)	(1,284,479)	(291,436)	(2,720,728)
Net decrease	(35,615)	$(389,158)	(136,694)	$(1,282,684)
Class NAV shares
Sold	4,787,248	$39,380,209	23,359,194	$219,494,724
Distributions reinvested	6,657,118	54,239,103	5,065,154	46,954,529
Repurchased	(9,996,975)	(79,942,623)	(14,180,358)	(131,884,111)
Net increase	1,447,391	$13,676,689	14,243,990	$134,565,142
Total net increase	2,066,776	$19,049,779	14,420,116	$136,292,122
Affiliates of the fund owned 100%, 65% and 100% of shares of Class R2, Class R6 and Class NAV, respectively, on August 31, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $99,596,847 and $87,010,425, respectively, for the year ended August 31, 2022.
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
42	JOHN HANCOCK Emerging Markets Debt Fund | ANNUAL REPORT

Note 9—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2022, funds within the John Hancock group of funds complex held 97.6% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	31.2%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	18.5%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	14.6%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	13.3%
Note 10—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,933,553	$43,855,044	$204,835,606	$(229,329,384)	$(25,727)	$(12,773)	$323,643	$6,266	$19,322,766

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 11—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
ANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	43

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Emerging Markets Debt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Emerging Markets Debt Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 11, 2022
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
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Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2022.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2022 Form 1099-DIV in early 2023. This will reflect the tax character of all distributions paid in calendar year 2022.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	45

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Emerging Markets Debt Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
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non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
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(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the five-year period and underperformed its benchmark index for the one-, three- and ten-year periods ended December 31, 2021. The Board also noted that the fund outperformed its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2021. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are higher than the peer group median and total expenses are equal to the peer group median.
48	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT

The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	49

(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and
50	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT

present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	51

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Emerging Markets Debt Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	53

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
54	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	192
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	192
Trustee
Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2005	192
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham,[2] Born: 1944	2012	192
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	192
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present).
Grace K. Fey, Born: 1946	2008	192
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	55

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Dean C. Garfield,* Born: 1968	2022	192
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017).
Deborah C. Jackson, Born: 1952	2012	192
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	192
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009).
Steven R. Pruchansky, Born: 1944	2012	192
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	192
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
56	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	192
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	192
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	192
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).
Paul Lorentz,† Born: 1968	2022	192
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016).

ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	57

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
58	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Roberto Sanchez-Dahl, CFA
Elina Theodorakopoulou
Paolo H. Valle
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	59

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2406914	358A 8/22
10/2022

Annual report
John Hancock
Emerging Markets Fund
International equity
August 31, 2022

A message to shareholders
Dear shareholder,
Global equities experienced poor performance and high volatility during the 12 months ended on August 31, 2022. Stocks were hurt by a variety of developments, including the emergence of the Omicron variant of COVID-19 in November 2021, Russia’s invasion of Ukraine in February 2022, and the early stages of an energy crisis in Europe.
In addition, a persistent rise in inflation forced the U.S. Federal Reserve and other global central banks to raise interest rates aggressively. The shift to more restrictive monetary policy raised the odds that economic growth would slow, a concern that gained credence following a series of weaker-than-expected data points throughout the summer. Investors also appeared to look past steady corporate earnings and focus instead on the potential for profit growth to weaken in the latter half of the year and into 2023. Although these factors caused nearly all segments of the world equity markets to lose ground, the energy sector and a number of resource-heavy nations posted gains behind a rally in oil prices.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Emerging Markets Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
15	Financial statements
19	Financial highlights
24	Notes to financial statements
35	Report of independent registered public accounting firm
36	Tax information
37	Evaluation of advisory and subadvisory agreements by the Board of Trustees
44	Statement regarding liquidity risk management
46	Trustees and Officers
50	More information
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/2022 (%)

The MSCI Emerging Markets (EM) Index tracks the performance of publicly traded large- and mid-cap emerging-market stocks.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

A challenging market environment during the period
Emerging-market stocks struggled amid Russia’s invasion of Ukraine, rising inflation, more-restrictive U.S. monetary policy, a stronger U.S. dollar, and worries about China’s COVID-19 restrictions hindering economic growth.
Relative outperformance of benchmark due to value-oriented holdings
The fund outperformed the MSCI Emerging Markets Index due in part to an emphasis on value-oriented stocks, which generally outpaced growth stocks.
Small caps also boosted results
The fund’s greater emphasis on small-cap stocks also contributed, as these stocks outperformed the large- and mid-cap stocks more widely represented in the index.
SECTOR COMPOSITION AS OF 8/31/2022 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	3

Management’s discussion of fund performance
Can you describe the market environment for emerging-market equities during the 12 months ended August 31, 2022?
Emerging-market stocks, as measured by the fund’s benchmark, encountered a difficult performance backdrop. Investors’ various concerns about the asset class included Russia’s invasion of Ukraine, rising inflation, tighter U.S. monetary policy, a strengthening U.S. dollar, and concern about China’s restrictive COVID-19 policies weighing on economic growth. Within the index, nearly every country’s market produced a negative return. The strongest overall returns came in Latin America while Europe was weakest, due largely to the Russian market, which lost virtually all of its value following the country’s invasion of Ukraine.
Given this environment, how did the fund perform, and what factors were behind this result in relative terms?
In a highly challenging market backdrop, the fund lost value but outperformed the benchmark. Because value-oriented stocks were relative outperformers this period, the fund’s greater emphasis on this category compared with the index was a notable contributor to results. Also contributing to relative outperformance was the fund’s inclusion in the portfolio of small-cap stocks, an outperforming market
TOP 10 HOLDINGS AS OF 8/31/2022 (% of net assets)
Taiwan Semiconductor Manufacturing Company, Ltd.	3.9
Tencent Holdings, Ltd.	2.6
Samsung Electronics Company, Ltd.	1.9
Infosys, Ltd.	0.8
China Construction Bank Corp., H Shares	0.8
Vale SA	0.7
Ping An Insurance Group Company of China, Ltd., H Shares	0.7
Samsung Electronics Company, Ltd., GDR	0.7
Alibaba Group Holding, Ltd., ADR	0.7
Reliance Industries, Ltd.	0.7
TOTAL	13.5
Cash and cash equivalents are not included.
TOP 10 COUNTRIES AS OF 8/31/2022 (% of net assets)
China	24.0
Taiwan	16.3
India	16.0
South Korea	11.9
Brazil	5.2
Saudi Arabia	3.8
Hong Kong	3.8
South Africa	3.2
Mexico	2.5
Thailand	2.4
TOTAL	89.1
Cash and cash equivalents are not included.
4	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT

segment. The index primarily includes large- and mid-cap stocks, which lagged their small-cap counterparts during the period. On an absolute basis, the energy sector contributed to fund performance, Key contributors from this sector on a relative basis included  Inner Mongolia Yitai Coal Company Ltd., Petroleo Brasileiro SA, and Yankuang Energy Group Company Ltd. On the other hand, the information technology sector detracted from the fund’s performance. Some of the largest detractors on a relative basis included Samsung Electronics Company, Ltd. and Hon Hai Precision Industry Company, Ltd.
On a country basis, the fund maintained a lesser relative weight in the Russian equity market. Russia, which faced massive economic sanctions after its February invasion of Ukraine, lost essentially all its stock market value this period, so the fund’s reduced exposure to Russia boosted relative performance. In contrast, the fund’s lack of exposure to the Kuwaiti market served as a detractor in light of that market’s relative outperformance.
What factors lay behind your portfolio positioning decisions?
Theoretical and empirical research suggests that investors can systematically pursue higher expected returns by targeting the size, relative price, and profitability dimensions in equity markets. We seek to integrate these dimensions to emphasize emerging-market stocks with smaller market capitalizations, lower relative prices, and higher profitability. Because of our diversified investment approach, the performance of the fund’s portfolio of more than 3,500 equity holdings is determined principally by broad trends in emerging-market equities rather than by the behavior of a limited group of securities in a particular industry, country, or asset class.
MANAGED BY

William B. Collins-Dean, CFA
Jed S. Fogdall
Bhanu P. Singh
Mary T. Phillips, CFA
The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A	-22.55	-1.20	1.86	-5.86	20.29
Class C1	-19.87	-0.89	1.88	-4.38	20.52
Class I2	-18.20	0.12	2.71	0.62	30.67
Class R6[2]	-18.20	0.22	2.80	1.11	31.75
Class NAV[2]	-18.15	0.24	2.84	1.18	32.30
Index†	-21.80	0.59	2.92	3.00	33.31
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2024 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.45	2.15	1.15	1.04	1.03
Net (%)	1.44	2.14	1.14	1.03	1.02
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the MSCI Emerging Markets Index.
See the following page for footnotes.
6	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI Emerging Markets Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	8-31-12	12,052	12,052	13,331
Class I2	8-31-12	13,067	13,067	13,331
Class R6[2]	8-31-12	13,175	13,175	13,331
Class NAV[2]	8-31-12	13,230	13,230	13,331
The MSCI Emerging Markets (EM) Index tracks the performance of publicly traded large- and mid-cap emerging-market stocks.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class C shares were first offered on 6-27-14. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2022, with the same investment held until August 31, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2022, with the same investment held until August 31, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2022	Ending value on 8-31-2022	Expenses paid during period ended 8-31-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$865.40	$6.72	1.43%
	Hypothetical example	1,000.00	1,018.00	7.27	1.43%
Class C	Actual expenses/actual returns	1,000.00	861.70	10.00	2.13%
	Hypothetical example	1,000.00	1,014.50	10.82	2.13%
Class I	Actual expenses/actual returns	1,000.00	866.80	5.32	1.13%
	Hypothetical example	1,000.00	1,019.50	5.75	1.13%
Class R6	Actual expenses/actual returns	1,000.00	866.60	4.75	1.01%
	Hypothetical example	1,000.00	1,020.10	5.14	1.01%
Class NAV	Actual expenses/actual returns	1,000.00	867.50	4.75	1.01%
	Hypothetical example	1,000.00	1,020.10	5.14	1.01%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	9

Fund’s investments
Summary of fund’s investments as of 8-31-22
(showing percentage of total net assets)
This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. Certain percentages of less than 0.05% are rounded and presented as 0.0%. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.
	Shares	Value	% of Net Assets
Common stocks 98.3%		$156,148,646
(Cost $150,360,966)
Australia 0.0%		48,147	0.0%
Belgium 0.0%		15,491	0.0%
Brazil 4.0%		6,408,237	4.0%
Petroleo Brasileiro SA	106,544	761,233	0.5%
Vale SA	93,657	1,161,171	0.7%
OTHER SECURITIES		4,485,833	2.8%
Canada 0.0%		11,989	0.0%
Chile 0.6%		963,781	0.6%
China 24.0%		38,163,682	24.0%
Alibaba Group Holding, Ltd. (A)	77,300	922,231	0.6%
Alibaba Group Holding, Ltd., ADR (A)	11,493	1,096,547	0.7%
Aowei Holdings, Ltd. (A)(B)	9,116,000	523,241	0.4%
Bank of China, Ltd., H Shares	1,556,075	543,021	0.4%
China Construction Bank Corp., H Shares	1,885,000	1,165,276	0.8%
China Merchants Bank Company, Ltd., H Shares	116,961	598,152	0.4%
China Petroleum & Chemical Corp., H Shares	704,000	331,053	0.2%
CSPC Pharmaceutical Group, Ltd.	305,680	310,089	0.2%
Industrial & Commercial Bank of China, Ltd., H Shares	1,091,000	554,275	0.4%
Inner Mongolia Yitai Coal Company, Ltd., H Shares	219,800	319,676	0.2%
Kweichow Moutai Company, Ltd., Class A	1,300	362,089	0.3%
Li Ning Company, Ltd.	41,500	377,995	0.3%
NetEase, Inc.	12,200	217,860	0.2%
NetEase, Inc., ADR	2,459	217,646	0.2%
PetroChina Company, Ltd., H Shares	696,000	323,652	0.2%
Ping An Insurance Group Company of China, Ltd., H Shares	195,000	1,146,921	0.7%
Tencent Holdings, Ltd.	97,600	4,033,884	2.6%
Xiaomi Corp., Class B (A)(C)	256,000	373,929	0.3%
Yum China Holdings, Inc.	7,523	376,978	0.3%
OTHER SECURITIES		24,369,167	14.6%
10	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Colombia 0.1%		$164,074	0.1%
Cyprus 0.0%		7,267	0.0%
Czech Republic 0.1%		149,690	0.1%
Egypt 0.0%		29,583	0.0%
Greece 0.3%		517,331	0.3%
Hong Kong 3.8%		6,021,753	3.8%
China Overseas Land & Investment, Ltd.	111,500	299,653	0.2%
China Resources Land, Ltd.	102,444	419,431	0.3%
OTHER SECURITIES		5,302,669	3.3%
Hungary 0.2%		225,491	0.2%
India 16.0%		25,382,493	16.0%
Adani Transmission, Ltd. (A)	5,988	294,999	0.2%
Axis Bank, Ltd.	42,214	393,413	0.3%
Axis Bank, Ltd., GDR	309	14,640	0.0%
Bharti Airtel, Ltd.	49,113	444,030	0.3%
HDFC Bank, Ltd.	44,054	806,262	0.5%
Housing Development Finance Corp., Ltd.	12,490	378,233	0.3%
ICICI Bank, Ltd.	51,589	566,775	0.4%
Infosys, Ltd.	67,315	1,238,155	0.8%
Reliance Industries, Ltd.	31,757	1,041,959	0.7%
Tata Consultancy Services, Ltd.	13,575	541,199	0.4%
Tata Steel, Ltd.	229,380	308,393	0.2%
OTHER SECURITIES		19,354,435	11.9%
Indonesia 2.3%		3,618,406	2.3%
Bank Central Asia Tbk PT	547,300	302,232	0.2%
OTHER SECURITIES		3,316,174	2.1%
Malaysia 1.7%		2,734,023	1.7%
Mexico 2.5%		3,999,016	2.5%
Organizacion Soriana SAB de CV, Series B	420,625	469,762	0.3%
OTHER SECURITIES		3,529,254	2.2%
Panama 0.0%		6,987	0.0%
Peru 0.0%		54,879	0.0%
Philippines 1.3%		2,055,307	1.3%
Union Bank of the Philippines	343,569	489,647	0.3%
OTHER SECURITIES		1,565,660	1.0%
Poland 0.7%		1,011,668	0.7%
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	11

	Shares	Value	% of Net Assets
Qatar 1.0%		$1,642,031	1.0%
Qatar National Bank QPSC	74,352	420,742	0.3%
OTHER SECURITIES		1,221,289	0.7%
Romania 0.0%		48,410	0.0%
Russia 0.1%		71,225	0.1%
Saudi Arabia 3.8%		6,076,950	3.8%
Al Rajhi Bank (A)	18,567	444,490	0.3%
Saudi Basic Industries Corp.	15,698	417,021	0.3%
Saudi Telecom Company	34,343	381,288	0.3%
OTHER SECURITIES		4,834,151	2.9%
Singapore 0.1%		85,236	0.1%
South Africa 3.2%		5,125,625	3.2%
MTN Group, Ltd.	48,580	351,624	0.2%
OTHER SECURITIES		4,774,001	3.0%
South Korea 11.9%		18,814,759	11.9%
Hyundai Motor Company	2,325	337,781	0.2%
Kia Corp.	5,037	301,907	0.2%
POSCO Holdings, Inc.	1,808	342,011	0.2%
Samsung Electronics Company, Ltd.	67,189	2,976,525	1.9%
Samsung Electronics Company, Ltd., GDR	1,005	1,099,037	0.7%
Shinhan Financial Group Company, Ltd.	11,393	308,676	0.2%
SK Hynix, Inc.	14,173	996,475	0.7%
OTHER SECURITIES		12,452,347	7.8%
Spain 0.0%		10,380	0.0%
Taiwan 16.3%		25,900,513	16.3%
Hon Hai Precision Industry Company, Ltd.	161,352	574,539	0.4%
MediaTek, Inc.	17,000	367,825	0.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	379,000	6,204,152	3.9%
United Microelectronics Corp. (A)	244,468	325,257	0.2%
OTHER SECURITIES		18,428,740	11.5%
Thailand 2.4%		3,832,720	2.4%
Turkey 0.6%		978,218	0.6%
Ukraine 0.0%		11,972	0.0%
United Arab Emirates 1.2%		1,865,196	1.2%
Emirates Telecommunications Group Company PJSC	47,149	330,411	0.2%
OTHER SECURITIES		1,534,785	1.0%
12	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets

United States 0.1%		$96,116	0.1%
Preferred securities 1.3%		$2,080,427
(Cost $1,458,112)
Brazil 1.2%		1,807,737	1.2%
Petroleo Brasileiro SA	142,938	913,007	0.6%
OTHER SECURITIES		894,730	0.6%
Chile 0.1%		186,614	0.1%
Colombia 0.0%		54,454	0.0%
Philippines 0.0%		8,579	0.0%
Taiwan 0.0%		3,724	0.0%
Thailand 0.0%		19,319	0.0%
Warrants 0.0%		$1,243
(Cost $0)
Rights 0.0%		$25
(Cost $0)

	Yield (%)	Shares	Value	% of Net Assets
Short-term investments 0.1%			$212,055
(Cost $212,045)
Short-term funds 0.1%			212,055	0.1%
John Hancock Collateral Trust (D)	2.3160 (E)	21,219	212,055	0.1%

Total investments (Cost $152,031,123) 99.7%	$158,442,396	99.7%
Other assets and liabilities, net 0.3%	477,399	0.3%
Total net assets 100.0%	$158,919,795	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 8-31-22.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	13

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	2	Long	Sep 2022	$396,528	$395,650	$(878)
						$(878)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 8-31-22, the aggregate cost of investments for federal income tax purposes was $154,395,089. Net unrealized appreciation aggregated to $4,046,429, of which $50,709,363 related to gross unrealized appreciation and $46,662,934 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
14	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-22

Assets
Unaffiliated investments, at value (Cost $151,819,078) including $223,280 of securities loaned	$158,230,341
Affiliated investments, at value (Cost $212,045)	212,055
Total investments, at value (Cost $152,031,123)	158,442,396
Receivable for futures variation margin	30,956
Foreign currency, at value (Cost $1,265,133)	1,263,086
Collateral held at broker for futures contracts	20,000
Dividends and interest receivable	568,392
Receivable for fund shares sold	38,206
Receivable for investments sold	456,493
Receivable for securities lending income	1,613
Receivable from affiliates	788
Other assets	41,562
Total assets	160,863,492
Liabilities
Due to custodian	245,369
Foreign capital gains tax payable	825,810
Payable for investments purchased	470,440
Payable for fund shares repurchased	38,219
Payable upon return of securities loaned	230,744
Payable to affiliates
Accounting and legal services fees	5,582
Transfer agent fees	9,091
Trustees’ fees	143
Other liabilities and accrued expenses	118,299
Total liabilities	1,943,697
Net assets	$158,919,795
Net assets consist of
Paid-in capital	$153,293,532
Total distributable earnings (loss)	5,626,263
Net assets	$158,919,795

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	15

STATEMENT OF ASSETS AND LIABILITIES 8-31-22  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($42,585,247 ÷ 4,041,195 shares)[1]	$10.54
Class C ($1,427,187 ÷ 135,461 shares)[1]	$10.54
Class I ($38,486,062 ÷ 3,652,603 shares)	$10.54
Class R6 ($693,875 ÷ 65,929 shares)	$10.52
Class NAV ($75,727,424 ÷ 7,186,658 shares)	$10.54
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.09

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
16	JOHN HANCOCK Emerging Markets Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-22

Investment income
Dividends	$6,996,996
Interest	1,944
Securities lending	61,185
Less foreign taxes withheld	(745,230)
Total investment income	6,314,895
Expenses
Investment management fees	1,368,680
Distribution and service fees	166,988
Accounting and legal services fees	26,157
Transfer agent fees	109,277
Trustees’ fees	2,853
Custodian fees	315,445
State registration fees	76,014
Printing and postage	17,528
Professional fees	82,972
Other	33,166
Total expenses	2,199,080
Less expense reductions	(118,954)
Net expenses	2,080,126
Net investment income	4,234,769
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	11,150,888
Affiliated investments	391
Capital gain distributions received from affiliated investments	148
Futures contracts	(77,013)
11,074,414
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(50,655,209)
Affiliated investments	(1,418)
Futures contracts	(94,287)
(50,750,914)
Net realized and unrealized loss	(39,676,500)
Decrease in net assets from operations	$(35,441,731)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	17

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-22	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$4,234,769	$2,373,987
Net realized gain	11,074,414	32,170,268
Change in net unrealized appreciation (depreciation)	(50,750,914)	26,510,938
Increase (decrease) in net assets resulting from operations	(35,441,731)	61,055,193
Distributions to shareholders
From earnings
Class A	(1,369,613)	(576,484)
Class C	(34,271)	(11,190)
Class I	(1,332,525)	(511,213)
Class R6	(29,921)	(1,043,870)
Class NAV	(2,647,457)	(1,218,830)
Total distributions	(5,413,787)	(3,361,587)
From fund share transactions	2,370,430	(89,484,095)
Total decrease	(38,485,088)	(31,790,489)
Net assets
Beginning of year	197,404,883	229,195,372
End of year	$158,919,795	$197,404,883
18	JOHN HANCOCK Emerging Markets Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$13.27	$10.51	$10.10	$11.13	$11.51
Net investment income[1]	0.25	0.11	0.13	0.14	0.13
Net realized and unrealized gain (loss) on investments	(2.65)	2.78	0.50	(1.04)	(0.39)
Total from investment operations	(2.40)	2.89	0.63	(0.90)	(0.26)
Less distributions
From net investment income	(0.33)	(0.13)	(0.22)	(0.13)	(0.12)
Net asset value, end of period	$10.54	$13.27	$10.51	$10.10	$11.13
Total return (%)[2,3]	(18.46)	27.61	6.11	(8.06)	(2.34)
Ratios and supplemental data
Net assets, end of period (in millions)	$43	$57	$49	$52	$55
Ratios (as a percentage of average net assets):
Expenses before reductions	1.49	1.54	1.57	1.51	1.45
Expenses including reductions	1.42	1.51	1.56	1.50	1.44
Net investment income	2.09	0.87	1.30	1.38	1.09
Portfolio turnover (%)	24	10	14	13	11

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	19

CLASS C SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$13.26	$10.52	$10.11	$11.13	$11.52
Net investment income[1]	0.16	0.02	0.06	0.06	0.04
Net realized and unrealized gain (loss) on investments	(2.65)	2.78	0.50	(1.03)	(0.39)
Total from investment operations	(2.49)	2.80	0.56	(0.97)	(0.35)
Less distributions
From net investment income	(0.23)	(0.06)	(0.15)	(0.05)	(0.04)
Net asset value, end of period	$10.54	$13.26	$10.52	$10.11	$11.13
Total return (%)[2,3]	(19.08)	26.65	5.40	(8.71)	(3.04)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$2	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	2.19	2.24	2.27	2.21	2.15
Expenses including reductions	2.12	2.21	2.26	2.20	2.14
Net investment income	1.36	0.12	0.59	0.65	0.36
Portfolio turnover (%)	24	10	14	13	11

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
20	JOHN HANCOCK Emerging Markets Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$13.27	$10.51	$10.10	$11.12	$11.50
Net investment income[1]	0.28	0.15	0.15	0.17	0.15
Net realized and unrealized gain (loss) on investments	(2.64)	2.77	0.51	(1.03)	(0.38)
Total from investment operations	(2.36)	2.92	0.66	(0.86)	(0.23)
Less distributions
From net investment income	(0.37)	(0.16)	(0.25)	(0.16)	(0.15)
Net asset value, end of period	$10.54	$13.27	$10.51	$10.10	$11.12
Total return (%)[2]	(18.20)	27.93	6.41	(7.72)	(2.07)
Ratios and supplemental data
Net assets, end of period (in millions)	$38	$46	$37	$68	$64
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19	1.24	1.27	1.22	1.15
Expenses including reductions	1.12	1.21	1.26	1.21	1.14
Net investment income	2.32	1.21	1.43	1.69	1.29
Portfolio turnover (%)	24	10	14	13	11

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	21

CLASS R6 SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$13.26	$10.49	$10.09	$11.11	$11.49
Net investment income[1]	0.29	0.06	0.18	0.17	0.20
Net realized and unrealized gain (loss) on investments	(2.65)	2.88	0.48	(1.01)	(0.42)
Total from investment operations	(2.36)	2.94	0.66	(0.84)	(0.22)
Less distributions
From net investment income	(0.38)	(0.17)	(0.26)	(0.18)	(0.16)
Net asset value, end of period	$10.52	$13.26	$10.49	$10.09	$11.11
Total return (%)[2]	(18.20)	28.20	6.42	(7.56)	(1.99)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$67	$60	$72
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08	1.13	1.16	1.11	1.05
Expenses including reductions	1.01	1.10	1.15	1.10	1.04
Net investment income	2.38	0.53	1.75	1.71	1.67
Portfolio turnover (%)	24	10	14	13	11

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
22	JOHN HANCOCK Emerging Markets Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$13.28	$10.51	$10.10	$11.13	$11.51
Net investment income[1]	0.30	0.16	0.18	0.10	0.17
Net realized and unrealized gain (loss) on investments	(2.66)	2.78	0.49	(0.95)	(0.39)
Total from investment operations	(2.36)	2.94	0.67	(0.85)	(0.22)
Less distributions
From net investment income	(0.38)	(0.17)	(0.26)	(0.18)	(0.16)
Net asset value, end of period	$10.54	$13.28	$10.51	$10.10	$11.13
Total return (%)[2]	(18.15)	28.16	6.53	(7.63)	(1.97)
Ratios and supplemental data
Net assets, end of period (in millions)	$76	$91	$75	$68	$962
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07	1.12	1.14	1.10	1.04
Expenses including reductions	1.00	1.09	1.14	1.09	1.03
Net investment income	2.55	1.30	1.77	0.93	1.46
Portfolio turnover (%)	24	10	14	13	11

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	23

Notes to financial statements
Note 1—Organization
John Hancock Emerging Markets Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when
24	JOHN HANCOCK Emerging Markets Fund | ANNUAL REPORT

the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2022, by major security category or type:
	Total value at 8-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$48,147	—	$48,147	—
Belgium	15,491	—	15,491	—
Brazil	6,408,237	$6,408,237	—	—
Canada	11,989	—	11,989	—
Chile	963,781	963,781	—	—
China	38,163,682	3,240,763	34,328,921	$593,998
Colombia	164,074	164,074	—	—
Cyprus	7,267	—	7,267	—
Czech Republic	149,690	—	149,690	—
Egypt	29,583	—	29,583	—
Greece	517,331	—	507,296	10,035
Hong Kong	6,021,753	—	5,784,152	237,601
Hungary	225,491	—	225,491	—
India	25,382,493	89,655	25,254,990	37,848
Indonesia	3,618,406	—	3,455,489	162,917
Malaysia	2,734,023	—	2,734,023	—
Mexico	3,999,016	3,999,016	—	—
Panama	6,987	6,987	—	—
Peru	54,879	54,879	—	—
Philippines	2,055,307	—	2,054,304	1,003
ANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	25

	Total value at 8-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Poland	$1,011,668	—	$1,011,668	—
Qatar	1,642,031	—	1,642,031	—
Romania	48,410	—	48,410	—
Russia	71,225	—	—	$71,225
Saudi Arabia	6,076,950	—	6,076,950	—
Singapore	85,236	$58,821	26,415	—
South Africa	5,125,625	552,449	4,573,176	—
South Korea	18,814,759	105,757	18,686,550	22,452
Spain	10,380	—	10,380	—
Taiwan	25,900,513	256,954	25,632,767	10,792
Thailand	3,832,720	—	3,831,757	963
Turkey	978,218	—	977,933	285
Ukraine	11,972	—	11,972	—
United Arab Emirates	1,865,196	—	1,865,196	—
United States	96,116	—	96,116	—
Preferred securities
Brazil	1,807,737	1,807,737	—	—
Chile	186,614	186,614	—	—
Colombia	54,454	54,454	—	—
Philippines	8,579	—	8,579	—
Taiwan	3,724	—	3,724	—
Thailand	19,319	—	19,319	—
Warrants	1,243	1,243	—	—
Rights	25	25	—	—
Short-term investments	212,055	212,055	—	—
Total investments in securities	$158,442,396	$18,163,501	$139,129,776	$1,149,119
Derivatives:
Liabilities
Futures	$(878)	$(878)	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses
26	JOHN HANCOCK Emerging Markets Fund | ANNUAL REPORT

generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2022, the fund loaned securities valued at $223,280 and received $230,744 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
ANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	27

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2022, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2022 were $4,266.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2022, the fund has a short-term capital loss carryforward of $806,672 available to offset future net realized capital gains. This carryforward does not expire.
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in futures years.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2022 and 2021 was as follows:
	August 31, 2022	August 31, 2021
Ordinary income	$5,413,787	$3,361,587
28	JOHN HANCOCK Emerging Markets Fund | ANNUAL REPORT

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2022, the components of distributable earnings on a tax basis consisted of $3,223,769 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies and wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2022, the fund used futures contracts to equitize cash balances. The fund held futures contracts with USD notional values ranging from $396,000 to $1.4 million, as measured at each quarter end.
ANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	29

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2022 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(878)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2022:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Equity	$(77,013)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2022:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Equity	$(94,287)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $100 million of the fund’s aggregate net assets and (b) 0.750% of the fund’s aggregate net assets in excess of $100 million. Aggregate net assets include the net assets of the fund and Emerging Markets Value Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.
30	JOHN HANCOCK Emerging Markets Fund | ANNUAL REPORT

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor voluntarily agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.25% of the average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) advisory fees, (f) class-specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The Advisor may terminate this voluntary waiver at any time upon notice to the fund.
For the year ended August 31, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$33,005
Class C	1,140
Class I	28,758
Class	Expense reduction
Class R6	$631
Class NAV	55,420
Total	$118,954

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2022, were equivalent to a net annual effective rate of 0.70% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $22,532 for the year ended August 31, 2022. Of this amount, $3,478 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $19,054 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of
ANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	31

purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2022, CDSCs received by the Distributor amounted to $95 and $106 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$149,666	$57,744
Class C	17,322	2,004
Class I	—	49,446
Class R6	—	83
Total	$166,988	$109,277
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$7,071,429	7	0.665%	($914)
32	JOHN HANCOCK Emerging Markets Fund | ANNUAL REPORT

Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2022 and 2021 were as follows:
	Year Ended 8-31-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	250,208	$3,024,998	447,599	$5,677,563
Distributions reinvested	110,051	1,352,525	46,673	570,348
Repurchased	(607,921)	(7,294,944)	(852,449)	(10,527,939)
Net decrease	(247,662)	$(2,917,421)	(358,177)	$(4,280,028)
Class C shares
Sold	11,125	$135,227	10,313	$131,946
Distributions reinvested	2,765	34,142	912	11,190
Repurchased	(39,945)	(488,131)	(53,918)	(679,522)
Net decrease	(26,055)	$(318,762)	(42,693)	$(536,386)
Class I shares
Sold	1,950,741	$22,374,365	1,575,874	$20,341,673
Distributions reinvested	108,331	1,329,223	41,934	511,171
Repurchased	(1,860,291)	(21,656,244)	(1,653,793)	(20,607,043)
Net increase (decrease)	198,781	$2,047,344	(35,985)	$245,801
Class R6 shares
Sold	589	$7,061	428,433	$5,195,056
Distributions reinvested	2,422	29,649	85,765	1,043,757
Repurchased	(30,439)	(374,162)	(6,774,703)	(88,195,407)
Net decrease	(27,428)	$(337,452)	(6,260,505)	$(81,956,594)
Class NAV shares
Sold	791,863	$9,556,264	1,005,294	$12,785,426
Distributions reinvested	216,119	2,647,457	99,986	1,218,830
Repurchased	(695,109)	(8,307,000)	(1,355,376)	(16,961,144)
Net increase (decrease)	312,873	$3,896,721	(250,096)	$(2,956,888)
Total net increase (decrease)	210,509	$2,370,430	(6,947,456)	$(89,484,095)
Affiliates of the fund owned 22% of shares of Class NAV on August 31, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $43,664,602 and $41,882,406, respectively, for the year ended August 31, 2022.
ANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	33

Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	21,219	$1,794,381	$10,711,929	$(12,293,228)	$391	$(1,418)	$61,185	$148	$212,055

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Restricted securities
The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at August 31, 2022:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Yes Bank, Ltd., Lock-In Shares	10-4-21	$100,844	—	70,811	—	70,811	0.0%[1]	$13,575

[1]	Less than 0.05%.
Note 11—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
34	JOHN HANCOCK Emerging Markets Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Emerging Markets Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Emerging Markets Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 11, 2022
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	35

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2022.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Income derived from foreign sources was $6,994,127. The fund intends to pass through foreign tax credits of $738,659.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2022 Form 1099-DIV in early 2023. This will reflect the tax character of all distributions paid in calendar year 2022.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
36	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Dimensional Fund Advisors LP (the Subadvisor) for John Hancock Emerging Markets Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
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Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
38	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed the benchmark index and peer group median for the one-year period and underperformed the benchmark index and peer group median for the three-, five, and ten-year periods ended December 31, 2021. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index and peer group median for the three-, five-, and ten-year periods including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board also took into account the fund’s favorable performance relative to the benchmark index and peer group median for the one-year period. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses are higher than the peer group median.
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	39

The Board took into account management’s discussion of the fund’s expenses, including actions taken to reduce the fund’s expenses in the prior year. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risk undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
40	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT

(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
information relating to the nature and scope of any material relationships and their significant to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	41

operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
42	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT

(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Emerging Markets Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Dimensional Fund Advisors LP (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
44	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	45

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	192
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	192
Trustee
Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2005	192
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham,[2] Born: 1944	2012	192
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	192
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present).
Grace K. Fey, Born: 1946	2008	192
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
46	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Dean C. Garfield,* Born: 1968	2022	192
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017).
Deborah C. Jackson, Born: 1952	2012	192
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	192
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009).
Steven R. Pruchansky, Born: 1944	2012	192
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	192
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	47

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	192
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	192
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	192
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).
Paul Lorentz,† Born: 1968	2022	192
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016).

48	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	49

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Dimensional Fund Advisors LP
Portfolio Managers
William B. Collins-Dean, CFA
Jed S. Fogdall
Mary T. Phillips, CFA
Bhanu P. Singh
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
50	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Emerging Markets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2406907	368A 8/22
10/2022

Annual report
John Hancock
Equity Income Fund
U.S. equity
August 31, 2022

A message to shareholders
Dear shareholder,
The U.S. stock market declined during the 12 months ended August 31, 2022, pressured by surging inflation, rising interest rates, and supply chain shortages exacerbated by the Russian invasion of Ukraine and China’s strict COVID-19 lockdowns. To try to tame inflation, the U.S. Federal Reserve hiked its short-term interest-rate target a number of times during the second half of the period.
Worries about decelerating economic growth and the health of the consumer ensued, outweighing largely healthy corporate earnings reports. Although these factors caused nearly all segments of the equity market to lose ground, the energy sector posted a gain behind a rally in oil prices.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Equity Income Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
15	Financial statements
18	Financial highlights
22	Notes to financial statements
32	Report of independent registered public accounting firm
33	Tax information
34	Evaluation of advisory and subadvisory agreements by the Board of Trustees
41	Statement regarding liquidity risk management
43	Trustees and Officers
47	More information
ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide substantial dividend income and also long-term growth of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/2022 (%)

The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK EQUITY INCOME FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Large-cap value stocks lost ground but outpaced the broader market
The category was supported by its high current cash flows, above-average sensitivity to commodity prices, and defensive characteristics.
The fund posted a loss but outperformed its benchmark, the Russell 1000 Value Index
Stock selection and sector allocations both contributed to relative performance.
Selection had the largest positive impact in the financials and materials sectors
Many of the fund’s holdings in these areas were helped by rising interest rates and higher commodity prices, respectively, offsetting two key factors that weighed on the broader market.
SECTOR COMPOSITION AS OF 8/31/2022 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	3

Management’s discussion of fund performance
Can you describe the market environment during the 12 months ended August 31, 2022?
Stocks fell sharply during the reporting period, a time in which a number of events combined to dampen investors’ appetite for risk. Most notably, persistent inflation prompted the U.S. Federal Reserve to shift to tighten policy by winding down its stimulative quantitative easing program and beginning to raise interest rates aggressively. A wide range of other factors weighed on sentiment, including Russia’s invasion of Ukraine, ongoing supply chain disruptions, rising energy prices, and concerns about Europe’s economy.
Value stocks, while losing ground, nonetheless held up reasonably well through the downturn. The category was helped by its high current cash flows (a positive when rates are increasing), as well as its greater sensitivity to commodity price movements than the market as a whole. Dividend payers also outpaced the broader market, thanks in part to investors’ rotation toward more defensive companies at a time of elevated risk.
What aspects of the fund’s positioning helped and hurt relative performance?
The fund posted a narrow loss in the period and outperformed its benchmark. The fund was well positioned for an environment of higher interest rates and rising
TOP 10 HOLDINGS AS OF 8/31/2022 (% of net assets)
The Southern Company	3.4
Wells Fargo & Company	3.3
United Parcel Service, Inc., Class B	2.6
TotalEnergies SE, ADR	2.6
General Electric Company	2.5
Qualcomm, Inc.	2.4
CF Industries Holdings, Inc.	2.3
Sempra Energy	2.2
Elevance Health, Inc.	2.2
American International Group, Inc.	2.1
TOTAL	25.6
Cash and cash equivalents are not included.
COUNTRY COMPOSITION AS OF 8/31/2022 (% of net assets)
United States	89.4
France	3.4
Switzerland	1.8
Germany	1.7
Canada	1.6
Ireland	1.2
Other countries	0.9
TOTAL	100.0
4	JOHN HANCOCK EQUITY INCOME FUND | ANNUAL REPORT

commodity prices, which helped offset the effect of these headwinds. Our valuation discipline was also a tailwind for performance, since most of the weakness in the equity market came from more richly valued companies.
The impact of the fund’s exposure to rising interest rates was most apparent in its positive stock selection in financials, where holdings in MetLife, Inc., Wells Fargo & Company, and JPMorgan Chase & Company contributed to relative performance. Holdings in the energy stocks EOG Resources, Inc. and TotalEnergies SE, ADR (not held by the index) were also top performers, as were the energy-focused utilities The Southern Company and Sempra Energy and CF Industries Holdings, Inc. in the materials sector. The fund’s sector allocations further contributed to its outperformance, led by an overweight in utilities and an underweight in the poor-performing communication services sector.
On the negative side, underweights in the mega-cap energy stocks Chevron Corp. and Exxon Mobil Corp. detracted from relative performance. This positioning reflected our view that other areas of the sector offered more attractive value. General Electric Company and Volkswagen AG, ADR were also among the fund’s largest individual detractors.
How would you characterize your portfolio positioning and overall view on the market?
Market conditions remained highly fluid at the close of the period due to the elevated uncertainty regarding inflation, interest rates, the economic outlook, and geopolitical developments. We used weakness in select stocks to take advantage of opportunities where we found the risk/reward ratio to be particularly favorable, while remaining cognizant of the fund’s risk profile.
MANAGED BY

John D. Linehan, CFA
The views expressed in this report are exclusively those of John D. Linehan, CFA, T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	5-year	10-year	as of 8-31-22	as of 8-31-22
Class A1	-6.82	6.89	9.06	39.55	138.08	1.30	1.27
Class C1	-3.46	7.23	9.05	41.80	137.72	0.65	0.62
Class 1[2]	-1.48	8.39	9.89	49.63	156.84	1.75	1.72
Class NAV[2]	-1.49	8.44	9.95	49.94	158.16	1.81	1.77
Index 1††	-6.23	7.86	10.52	46.01	171.99	—	—
Index 2††	-11.23	11.82	13.08	74.86	241.73	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class1 and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class 1	Class NAV
Gross (%)	1.14	1.84	0.77	0.72
Net (%)	1.13	1.83	0.76	0.71
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index 1 is the Russell 1000 Value Index; Index 2 is the S&P 500 Index.
See the following page for footnotes.
6	JOHN HANCOCK EQUITY INCOME FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Equity Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,3	8-31-12	23,772	23,772	27,199	34,173
Class 1[2]	8-31-12	25,684	25,684	27,199	34,173
Class NAV[2]	8-31-12	25,816	25,816	27,199	34,173
The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A and Class C shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2022, with the same investment held until August 31, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2022, with the same investment held until August 31, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK EQUITY INCOME FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2022	Ending value on 8-31-2022	Expenses paid during period ended 8-31-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$934.00	$5.51	1.13%
	Hypothetical example	1,000.00	1,019.50	5.75	1.13%
Class C	Actual expenses/actual returns	1,000.00	930.80	8.91	1.83%
	Hypothetical example	1,000.00	1,016.00	9.30	1.83%
Class 1	Actual expenses/actual returns	1,000.00	935.80	3.71	0.76%
	Hypothetical example	1,000.00	1,021.40	3.87	0.76%
Class NAV	Actual expenses/actual returns	1,000.00	935.50	3.41	0.70%
	Hypothetical example	1,000.00	1,021.70	3.57	0.70%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	9

Fund’s investments
AS OF 8-31-22
	Shares	Value
Common stocks 97.9%		$1,759,104,581
(Cost $1,259,139,165)
Communication services 5.3%		94,706,164
Diversified telecommunication services 0.4%
AT&T, Inc.	246,063	4,315,945
Verizon Communications, Inc.	55,199	2,307,870
Entertainment 1.4%
The Walt Disney Company (A)	213,597	23,939,952
Warner Brothers Discovery, Inc. (A)	91,143	1,206,733
Interactive media and services 0.7%
Meta Platforms, Inc., Class A (A)	73,100	11,910,183
Media 2.8%
Comcast Corp., Class A	564,861	20,442,320
Fox Corp., Class B	150,326	4,753,308
News Corp., Class A	1,475,024	24,957,406
Paramount Global, Class B	37,300	872,447
Consumer discretionary 3.9%		70,891,090
Automobiles 1.0%
Volkswagen AG, ADR (B)	1,269,061	18,020,666
Hotels, restaurants and leisure 0.8%
Las Vegas Sands Corp. (A)	372,010	13,998,736
Leisure products 0.7%
Mattel, Inc. (A)	594,698	13,154,720
Multiline retail 0.4%
Kohl’s Corp.	268,966	7,644,014
Specialty retail 1.0%
Best Buy Company, Inc.	62,200	4,396,918
The TJX Companies, Inc.	219,343	13,676,036
Consumer staples 6.8%		121,706,912
Beverages 0.2%
Constellation Brands, Inc., Class A	4,200	1,033,410
The Coca-Cola Company	34,204	2,110,729
Food and staples retailing 0.9%
Walmart, Inc.	117,169	15,530,751
Food products 2.7%
Conagra Brands, Inc.	810,503	27,865,093
Mondelez International, Inc., Class A	28,726	1,776,990
Tyson Foods, Inc., Class A	243,717	18,371,387
Household products 1.5%
Kimberly-Clark Corp.	214,448	27,346,409
10	JOHN HANCOCK EQUITY INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer staples (continued)
Tobacco 1.5%
Philip Morris International, Inc.	289,791	$27,672,143
Energy 7.9%		141,032,015
Oil, gas and consumable fuels 7.9%
Chevron Corp.	24,493	3,871,364
Enbridge, Inc. (B)	115,700	4,769,154
EOG Resources, Inc.	177,083	21,480,168
Exxon Mobil Corp.	250,419	23,937,552
Hess Corp.	109,052	13,171,301
Occidental Petroleum Corp.	7,227	513,117
Targa Resources Corp.	14,769	1,007,689
TC Energy Corp. (B)	512,148	24,685,534
The Williams Companies, Inc.	38,400	1,306,752
TotalEnergies SE, ADR	916,440	46,289,384
Financials 20.4%		367,413,353
Banks 7.4%
Bank of America Corp.	246,134	8,272,564
Citigroup, Inc.	201,375	9,829,114
Fifth Third Bancorp	501,928	17,140,841
Huntington Bancshares, Inc.	1,668,212	22,354,041
JPMorgan Chase & Co.	92,177	10,483,290
The PNC Financial Services Group, Inc.	34,858	5,507,564
Wells Fargo & Company	1,362,902	59,572,446
Capital markets 4.0%
Franklin Resources, Inc.	65,749	1,714,076
Morgan Stanley	165,422	14,097,263
Raymond James Financial, Inc.	13,771	1,437,279
State Street Corp.	281,423	19,235,262
The Bank of New York Mellon Corp.	22,825	947,922
The Charles Schwab Corp.	137,398	9,748,388
The Goldman Sachs Group, Inc.	77,262	25,702,750
Diversified financial services 1.8%
Apollo Global Management, Inc.	61,400	3,412,612
Equitable Holdings, Inc.	978,964	29,124,179
Insurance 7.2%
American International Group, Inc.	746,518	38,632,307
Chubb, Ltd.	168,735	31,899,352
Loews Corp.	394,065	21,795,735
Marsh & McLennan Companies, Inc.	8,299	1,339,210
MetLife, Inc.	386,145	24,840,708
The Hartford Financial Services Group, Inc.	160,573	10,326,450
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	11

	Shares	Value
Health care 16.6%		$297,487,174
Biotechnology 1.9%
AbbVie, Inc.	232,224	31,224,839
Biogen, Inc. (A)	18,277	3,570,960
Health care equipment and supplies 3.7%
Becton, Dickinson and Company	123,424	31,154,686
Medtronic PLC	223,647	19,663,044
Zimmer Biomet Holdings, Inc.	140,977	14,988,675
Health care providers and services 6.0%
Cardinal Health, Inc.	167,723	11,861,371
Centene Corp. (A)	146,585	13,154,538
Cigna Corp.	65,595	18,592,903
CVS Health Corp.	249,106	24,449,754
Elevance Health, Inc.	81,871	39,716,441
Pharmaceuticals 5.0%
AstraZeneca PLC, ADR	149,200	9,307,096
GSK PLC	33,695	538,615
Johnson & Johnson	169,587	27,361,167
Merck & Company, Inc.	156,452	13,354,743
Pfizer, Inc.	466,666	21,107,303
Sanofi, ADR	365,960	15,015,339
Viatris, Inc.	254,000	2,425,700
Industrials 10.4%		187,572,434
Aerospace and defense 2.5%
L3Harris Technologies, Inc.	131,481	30,002,649
The Boeing Company (A)	89,724	14,378,271
Air freight and logistics 2.6%
United Parcel Service, Inc., Class B	239,364	46,558,692
Airlines 0.3%
Southwest Airlines Company (A)	131,667	4,832,179
Commercial services and supplies 0.7%
Stericycle, Inc. (A)	254,868	12,766,338
Industrial conglomerates 3.4%
3M Company (B)	24,700	3,071,445
General Electric Company	627,351	46,072,657
Siemens AG, ADR	246,993	12,584,293
Machinery 0.9%
Cummins, Inc.	17,500	3,768,975
Flowserve Corp.	49,106	1,496,260
PACCAR, Inc.	75,476	6,604,905
Stanley Black & Decker, Inc.	61,700	5,435,770
12	JOHN HANCOCK EQUITY INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology 7.5%		$134,426,366
Communications equipment 0.4%
Cisco Systems, Inc.	172,495	7,713,976
Electronic equipment, instruments and components 0.3%
TE Connectivity, Ltd.	40,235	5,078,059
IT services 0.9%
Accenture PLC, Class A	5,200	1,499,992
Fiserv, Inc. (A)	139,150	14,080,589
Semiconductors and semiconductor equipment 4.3%
Applied Materials, Inc.	135,244	12,722,403
NXP Semiconductors NV	18,283	3,009,016
Qualcomm, Inc.	322,045	42,596,892
Texas Instruments, Inc.	112,749	18,627,262
Software 1.6%
Citrix Systems, Inc.	43,511	4,471,625
Microsoft Corp.	94,185	24,626,552
Materials 5.4%		97,613,984
Chemicals 3.7%
Akzo Nobel NV	68,980	4,345,833
CF Industries Holdings, Inc.	396,813	41,054,273
DuPont de Nemours, Inc.	18,647	1,037,519
International Flavors & Fragrances, Inc.	143,602	15,865,149
RPM International, Inc.	57,300	5,338,068
Containers and packaging 1.7%
International Paper Company	720,162	29,973,142
Real estate 4.4%		78,573,624
Equity real estate investment trusts 4.4%
Equity Residential	391,808	28,672,509
Rayonier, Inc.	404,588	14,370,966
Vornado Realty Trust	52,437	1,374,898
Welltower, Inc.	63,280	4,850,412
Weyerhaeuser Company	857,870	29,304,839
Utilities 9.3%		167,681,465
Electric utilities 4.3%
NextEra Energy, Inc.	96,259	8,187,791
PG&E Corp. (A)	147,400	1,817,442
The Southern Company	803,256	61,906,939
Xcel Energy, Inc.	73,787	5,478,685
Multi-utilities 5.0%
Ameren Corp.	140,420	13,005,700
Dominion Energy, Inc.	265,670	21,731,806
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	13

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
NiSource, Inc.	534,756	$15,780,650

Sempra Energy	241,089	39,772,452
Preferred securities 1.1%		$20,740,360
(Cost $19,469,913)
Health care 0.4%		7,469,152
Health care equipment and supplies 0.4%
Becton, Dickinson and Company, 6.000%	147,904	7,469,152
Utilities 0.7%		13,271,208
Electric utilities 0.4%
NextEra Energy, Inc., 5.279%	127,698	6,645,404
Multi-utilities 0.3%
NiSource, Inc., 7.750%	58,408	6,625,804

	Yield (%)	Shares	Value
Short-term investments 1.1%			$19,984,280
(Cost $19,984,321)
Short-term funds 1.1%			19,984,280
John Hancock Collateral Trust (C)	2.3160(D)	625,769	6,253,562
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.2409(D)	1,065,688	1,065,688
T. Rowe Price Government Reserve Fund	2.3595(D)	12,665,030	12,665,030

Total investments (Cost $1,298,593,399) 100.1%	$1,799,829,221
Other assets and liabilities, net (0.1%)	(2,477,357)
Total net assets 100.0%	$1,797,351,864

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-22.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 8-31-22.
At 8-31-22, the aggregate cost of investments for federal income tax purposes was $1,309,315,491. Net unrealized appreciation aggregated to $490,513,730, of which $529,470,121 related to gross unrealized appreciation and $38,956,391 related to gross unrealized depreciation.
14	JOHN HANCOCK EQUITY INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-22

Assets
Unaffiliated investments, at value (Cost $1,292,339,796) including $9,566,736 of securities loaned	$1,793,575,659
Affiliated investments, at value (Cost $6,253,603)	6,253,562
Total investments, at value (Cost $1,298,593,399)	1,799,829,221
Cash	794,188
Foreign currency, at value (Cost $1,027)	981
Dividends and interest receivable	4,646,230
Receivable for fund shares sold	419,924
Receivable for investments sold	5,975,986
Receivable for securities lending income	1,199
Other assets	113,016
Total assets	1,811,780,745
Liabilities
Payable for investments purchased	7,225,926
Payable for fund shares repurchased	572,890
Payable upon return of securities loaned	6,253,592
Payable to affiliates
Accounting and legal services fees	65,832
Transfer agent fees	13,524
Trustees’ fees	1,651
Other liabilities and accrued expenses	295,466
Total liabilities	14,428,881
Net assets	$1,797,351,864
Net assets consist of
Paid-in capital	$1,164,713,736
Total distributable earnings (loss)	632,638,128
Net assets	$1,797,351,864

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($121,269,222 ÷ 6,084,447 shares)[1]	$19.93
Class C ($2,369,895 ÷ 118,565 shares)[1]	$19.99
Class 1 ($186,174,485 ÷ 9,329,177 shares)	$19.96
Class NAV ($1,487,538,262 ÷ 74,660,486 shares)	$19.92
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$20.98

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	15

STATEMENT OF OPERATIONS For the year ended 8-31-22

Investment income
Dividends	$50,468,460
Interest	102,258
Securities lending	38,191
Less foreign taxes withheld	(1,099,702)
Total investment income	49,509,207
Expenses
Investment management fees	14,200,402
Distribution and service fees	430,842
Accounting and legal services fees	302,335
Transfer agent fees	123,231
Trustees’ fees	34,774
Custodian fees	263,327
State registration fees	48,999
Printing and postage	14,339
Professional fees	107,712
Other	77,437
Total expenses	15,603,398
Less expense reductions	(648,589)
Net expenses	14,954,809
Net investment income	34,554,398
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	175,411,482
Affiliated investments	(8,403)
Capital gain distributions received from affiliated investments	1,887
175,404,966
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(225,269,346)
Affiliated investments	(2,843)
(225,272,189)
Net realized and unrealized loss	(49,867,223)
Decrease in net assets from operations	$(15,312,825)
16	JOHN HANCOCK EQUITY INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-22	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$34,554,398	$37,611,487
Net realized gain	175,404,966	130,857,971
Change in net unrealized appreciation (depreciation)	(225,272,189)	539,366,736
Increase (decrease) in net assets resulting from operations	(15,312,825)	707,836,194
Distributions to shareholders
From earnings
Class A	(8,043,969)	(1,503,559)
Class C	(182,321)	(35,081)
Class 1	(16,851,647)	(4,522,418)
Class NAV	(169,415,986)	(46,943,668)
Total distributions	(194,493,923)	(53,004,726)
From fund share transactions	(246,588,248)	(286,524,813)
Total increase (decrease)	(456,394,996)	368,306,655
Net assets
Beginning of year	2,253,746,860	1,885,440,205
End of year	$1,797,351,864	$2,253,746,860
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	17

Financial highlights
CLASS A SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$22.20	$16.28	$18.31	$20.97	$20.22
Net investment income[1]	0.27	0.27	0.33	0.36	0.31
Net realized and unrealized gain (loss) on investments	(0.64)	6.06	(0.90)	(0.84)	2.22
Total from investment operations	(0.37)	6.33	(0.57)	(0.48)	2.53
Less distributions
From net investment income	(0.27)	(0.30)	(0.38)	(0.36)	(0.33)
From net realized gain	(1.63)	(0.11)	(1.08)	(1.82)	(1.45)
Total distributions	(1.90)	(0.41)	(1.46)	(2.18)	(1.78)
Net asset value, end of period	$19.93	$22.20	$16.28	$18.31	$20.97
Total return (%)[2,3]	(1.91)	39.49	(3.96)	(0.94)	12.83
Ratios and supplemental data
Net assets, end of period (in millions)	$121	$90	$59	$51	$43
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14	1.14	1.17	1.16	1.18
Expenses including reductions	1.11	1.11	1.14	1.13	1.14
Net investment income	1.29	1.36	1.99	1.97	1.52
Portfolio turnover (%)	15	22	31	26	19

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
18	JOHN HANCOCK Equity Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$22.25	$16.32	$18.34	$21.00	$20.25
Net investment income[1]	0.12	0.14	0.22	0.24	0.17
Net realized and unrealized gain (loss) on investments	(0.63)	6.07	(0.90)	(0.86)	2.22
Total from investment operations	(0.51)	6.21	(0.68)	(0.62)	2.39
Less distributions
From net investment income	(0.12)	(0.17)	(0.26)	(0.22)	(0.19)
From net realized gain	(1.63)	(0.11)	(1.08)	(1.82)	(1.45)
Total distributions	(1.75)	(0.28)	(1.34)	(2.04)	(1.64)
Net asset value, end of period	$19.99	$22.25	$16.32	$18.34	$21.00
Total return (%)[2,3]	(2.56)	38.50	(4.60)	(1.66)	12.00
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.84	1.84	1.87	1.86	1.88
Expenses including reductions	1.81	1.81	1.84	1.83	1.84
Net investment income	0.58	0.69	1.28	1.28	0.80
Portfolio turnover (%)	15	22	31	26	19

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Equity Income Fund	19

CLASS 1 SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$22.22	$16.30	$18.33	$20.99	$20.24
Net investment income[1]	0.35	0.34	0.40	0.43	0.39
Net realized and unrealized gain (loss) on investments	(0.63)	6.06	(0.91)	(0.85)	2.21
Total from investment operations	(0.28)	6.40	(0.51)	(0.42)	2.60
Less distributions
From net investment income	(0.35)	(0.37)	(0.44)	(0.42)	(0.40)
From net realized gain	(1.63)	(0.11)	(1.08)	(1.82)	(1.45)
Total distributions	(1.98)	(0.48)	(1.52)	(2.24)	(1.85)
Net asset value, end of period	$19.96	$22.22	$16.30	$18.33	$20.99
Total return (%)[2]	(1.48)	39.95	(3.58)	(0.57)	13.21
Ratios and supplemental data
Net assets, end of period (in millions)	$186	$194	$160	$197	$235
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	0.77	0.79	0.80	0.82
Expenses including reductions	0.74	0.74	0.76	0.77	0.78
Net investment income	1.65	1.74	2.35	2.32	1.86
Portfolio turnover (%)	15	22	31	26	19

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
20	JOHN HANCOCK Equity Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$22.19	$16.28	$18.31	$20.97	$20.22
Net investment income[1]	0.36	0.35	0.41	0.44	0.40
Net realized and unrealized gain (loss) on investments	(0.64)	6.05	(0.91)	(0.85)	2.21
Total from investment operations	(0.28)	6.40	(0.50)	(0.41)	2.61
Less distributions
From net investment income	(0.36)	(0.38)	(0.45)	(0.43)	(0.41)
From net realized gain	(1.63)	(0.11)	(1.08)	(1.82)	(1.45)
Total distributions	(1.99)	(0.49)	(1.53)	(2.25)	(1.86)
Net asset value, end of period	$19.92	$22.19	$16.28	$18.31	$20.97
Total return (%)[2]	(1.49)	40.01	(3.53)	(0.52)	13.28
Ratios and supplemental data
Net assets, end of period (in millions)	$1,488	$1,968	$1,664	$1,495	$1,344
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72	0.72	0.74	0.75	0.77
Expenses including reductions	0.69	0.69	0.71	0.72	0.73
Net investment income	1.69	1.79	2.41	2.38	1.92
Portfolio turnover (%)	15	22	31	26	19

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Equity Income Fund	21

Notes to financial statements
Note 1—Organization
John Hancock Equity Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide substantial dividend income and also long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following
22	JOHN HANCOCK Equity Income Fund | ANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2022, by major security category or type:
	Total value at 8-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$94,706,164	$94,706,164	—	—
Consumer discretionary	70,891,090	70,891,090	—	—
Consumer staples	121,706,912	121,706,912	—	—
Energy	141,032,015	141,032,015	—	—
Financials	367,413,353	367,413,353	—	—
Health care	297,487,174	296,948,559	$538,615	—
Industrials	187,572,434	187,572,434	—	—
Information technology	134,426,366	134,426,366	—	—
Materials	97,613,984	93,268,151	4,345,833	—
Real estate	78,573,624	78,573,624	—	—
Utilities	167,681,465	167,681,465	—	—
Preferred securities	20,740,360	20,740,360	—	—
Short-term investments	19,984,280	19,984,280	—	—
Total investments in securities	$1,799,829,221	$1,794,944,773	$4,884,448	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Capital gain distributions from
ANNUAL REPORT | JOHN HANCOCK Equity Income Fund	23

underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2022, the fund loaned securities valued at $9,566,736 and received $6,253,592 of cash collateral. In addition, as of August 31, 2022, the securities lending agent held cash collateral on behalf of the fund of $3,519,150.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
24	JOHN HANCOCK Equity Income Fund | ANNUAL REPORT

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2022, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2022 were $10,399.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2022 and 2021 was as follows:
	August 31, 2022	August 31, 2021
Ordinary income	$50,531,228	$40,509,007
Long-term capital gains	143,962,695	12,495,719
Total	$194,493,923	$53,004,726
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2022, the components of distributable earnings on a tax basis consisted of $12,003,874 of undistributed ordinary income and $130,122,411 of undistributed long-term capital gains.
ANNUAL REPORT | JOHN HANCOCK Equity Income Fund	25

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the following:
Aggregate daily net assets ($)	Rate
First 100 million	0.800%
Between 100 million and 200 million	0.775%
Between 200 million and 500 million	0.750%
Between 500 million and 1 billion	0.725%
Between 1 billion and 1.5 billion	0.725%
Between 1.5 billion and 2 billion	0.700%
Between 2 billion and 3 billion	0.695%
Between 3 billion and 4 billion	0.690%
Between 4 billion and 5.5 billion	0.680%
Between 5.5 billion and 7.5 billion	0.675%
Excess over 7.5 billion	0.670%

When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets.
When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on the amount above $500 million.
When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets.
When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets.
When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of aggregate net assets.
When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.690% on the first $3 billion of aggregate net assets.
26	JOHN HANCOCK Equity Income Fund | ANNUAL REPORT

When aggregate net assets exceed $4 billion on any day, the annual rate of advisory fee for that day is 0.680% on the first $4 billion of aggregate net assets.
When aggregate net assets exceed $5.5 billion on any day, the annual rate of advisory fee for that day is 0.675% on the first $5.5 billion of aggregate net assets.
When aggregate net assets exceed $7.5 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $7.5 billion of aggregate net assets.
Aggregate net assets include the net assets of the fund, Equity Income Trust a series of John Hancock Variable Insurance Trust, and Manulife US Large Cap Value Equity Fund (Canada). The Advisor has a subadvisory agreement with T.Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which the expenses of the class exceed 1.14% of the class’s average net assets. Expenses exclude taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires December 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive a portion of its management fees for the fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary expense waiver may terminate at any time.
For the year ended August 31, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$32,454
Class C	747
Class 1	60,383
Class	Expense reduction
Class NAV	$555,005
Total	$648,589

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2022, were equivalent to a net annual effective rate of 0.65% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up
ANNUAL REPORT | JOHN HANCOCK Equity Income Fund	27

to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $229,801 for the year ended August 31, 2022. Of this amount, $39,163 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $190,638 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2022, CDSCs received by the Distributor amounted to $5,617 and $155 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$310,422	$120,457
Class C	23,880	2,774
Class 1	96,540	—
Total	$430,842	$123,231
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
28	JOHN HANCOCK Equity Income Fund | ANNUAL REPORT

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$19,250,000	2	1.333%	$1,426
Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2022 and 2021 were as follows:
	Year Ended 8-31-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,477,487	$51,779,220	1,081,793	$21,785,112
Distributions reinvested	388,574	8,027,170	82,483	1,501,984
Repurchased	(820,590)	(17,181,895)	(764,226)	(14,473,353)
Net increase	2,045,471	$42,624,495	400,050	$8,813,743
Class C shares
Sold	35,301	$742,669	16,351	$291,635
Distributions reinvested	8,786	182,321	1,975	35,081
Repurchased	(32,585)	(689,740)	(42,466)	(821,019)
Net increase (decrease)	11,502	$235,250	(24,140)	$(494,303)
Class 1 shares
Sold	858,706	$18,252,736	550,196	$11,206,083
Distributions reinvested	814,733	16,851,647	248,130	4,522,418
Repurchased	(1,052,541)	(22,417,033)	(1,896,386)	(37,252,440)
Net increase (decrease)	620,898	$12,687,350	(1,098,060)	$(21,523,939)
Class NAV shares
Sold	1,214,956	$26,270,657	3,610,365	$71,477,981
Distributions reinvested	8,198,722	169,415,986	2,582,451	46,943,668
Repurchased	(23,441,598)	(497,821,986)	(19,736,525)	(391,741,963)
Net decrease	(14,027,920)	$(302,135,343)	(13,543,709)	$(273,320,314)
Total net decrease	(11,350,049)	$(246,588,248)	(14,265,859)	$(286,524,813)
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on August 31, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $296,265,422 and $677,795,257, respectively, for the year ended August 31, 2022.
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Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2022, funds within the John Hancock group of funds complex held 82.7% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
JHF II Multimanager Lifestyle Growth Portfolio	30.5%
JHF II Multimanager Lifestyle Balanced Portfolio	18.5%
JHF II Multimanager Lifestyle Aggressive Portfolio	13.5%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	625,769	$12,734,553	$64,023,817	$(70,493,562)	$(8,403)	$(2,843)	$38,191	$1,887	$6,253,562

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Other matters
The Trust and several of its funds, including the Equity Income Fund (the “fund”), were named as defendants in a number of adversary proceedings in state and Federal courts across the country arising out of an $8 billion leveraged buyout (“LBO”) transaction in 2007 whereby the Tribune Company (“Tribune”) converted to a privately held company. In Kirchner v. FitzSimons, No.12-2652 (S.D.N.Y.) (the “FitzSimons Action”), the plaintiff alleges that Tribune insiders and shareholders were overpaid for their Tribune stock and is attempting to obtain from former shareholders the proceeds received in connection with the LBO. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds. Certain John Hancock mutual funds received a total of approximately $49 million in connection with the LBO. The total amount at issue for the Equity Income Fund is approximately $12 million. In addition, a group of Tribune creditors filed fifty three actions in various state and federal courts against former Tribune shareholders asserting state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC Actions”). The FitzSimons Action and the SLCFC Actions have been consolidated with the other LBO-related lawsuits in a multidistrict litigation proceeding captioned In re: Tribune Company Fraudulent Conveyance Litigation, No.11-md-2696 (S.D.N.Y.).
As of August 1, 2019, all claims related to this matter have been dismissed. However, two controlling rulings were appealed- 1) the plaintiffs are seeking U.S. Supreme Court review of the Court of Appeals for the Second Circuit’s dismissal of the plaintiff’s state law constructive fraudulent conveyance claims; and 2) the plaintiffs are appealing the dismissal of the plaintiff’s intentional fraudulent transfer claim against the shareholder defendants. On April 19, 2021, the U.S. Supreme Court rejected the plaintiff’s petition for review, and on August 4, 2021, the Second Circuit Court of Appeals issued its opinion affirming the dismissal of the plaintiff’s claim. On September 3, 2021, a petition was filed by the plaintiffs for a rehearing with the Court of Appeals for the Second Circuit. On
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October 17, 2021, this petition was denied. On January 5, 2022, the plaintiff filed a petition with the Supreme Court of the United States, seeking further review of the Second Circuit’s decision. On February 22, 2022, the Supreme Court denied the petition, closing the case.
Note 10—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Equity Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Equity Income Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 11, 2022
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
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Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2022.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $143,962,695 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2022 Form 1099-DIV in early 2023. This will reflect the tax character of all distributions paid in calendar year 2022.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with T. Rowe Price Associates, Inc. (the Subadvisor), for John Hancock Equity Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
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Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also concluded the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
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(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-year period and underperformed for the three-, five- and ten-year periods ended December 31, 2021. The Board also noted that the fund underperformed its peer group median for the one-, three, five- and ten-year periods ended December 31, 2021. The Board took into account management’s discussion of the fund’s performance, including management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three-, five- and ten-year periods and relative to its peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and that net total expenses for the fund are lower than the peer group median.
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The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
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(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significant to the Trust’s Advisor and Subadvisor;
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its
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operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the fund’s subadvisory fees are below the peer group median. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
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(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Equity Income Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, T. Rowe Price Associates, Inc. (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	41

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
42	JOHN HANCOCK EQUITY INCOME FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	192
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	192
Trustee
Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2005	192
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham,[2] Born: 1944	2012	192
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	192
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present).
Grace K. Fey, Born: 1946	2008	192
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	43

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Dean C. Garfield,* Born: 1968	2022	192
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017).
Deborah C. Jackson, Born: 1952	2012	192
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	192
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009).
Steven R. Pruchansky, Born: 1944	2012	192
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	192
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
44	JOHN HANCOCK EQUITY INCOME FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	192
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	192
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	192
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).
Paul Lorentz,† Born: 1968	2022	192
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016).

ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	45

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
46	JOHN HANCOCK EQUITY INCOME FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
T. Rowe Price Associates, Inc.
Portfolio Manager
John D. Linehan, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	47

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2406916	458A 8/22
10/2022

Annual report
John Hancock
Fundamental Global Franchise Fund
International equity
August 31, 2022

A message to shareholders
Dear shareholder,
Global equities experienced poor performance and high volatility during the 12 months ended on August 31, 2022. Stocks were hurt by a variety of developments, including the emergence of the Omicron variant of COVID-19 in November 2021, Russia’s invasion of Ukraine in February 2022, and the early stages of an energy crisis in Europe.
In addition, a persistent rise in inflation forced the U.S. Federal Reserve and other global central banks to raise interest rates aggressively. The shift to more restrictive monetary policy raised the odds that economic growth would slow, a concern that gained credence following a series of weaker-than-expected data points throughout the summer. Investors also appeared to look past steady corporate earnings and focus instead on the potential for profit growth to weaken in the latter half of the year and into 2023. Although these factors caused nearly all segments of the world equity markets to lose ground, the energy sector and a number of resource-heavy nations posted gains behind a rally in oil prices.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental Global Franchise Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
12	Financial statements
15	Financial highlights
19	Notes to financial statements
27	Report of independent registered public accounting firm
28	Tax information
29	Evaluation of advisory and subadvisory agreements by the Board of Trustees
36	Statement regarding liquidity risk management
38	Trustees and Officers
42	More information
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/2022 (%)

The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Stock markets worldwide declined
Sharply higher inflation, increased recession risk, and a slower-than-expected recovery in consumption hurt global equity returns.
The fund lagged its benchmark, the MSCI World Index
Stock picks in the consumer staples and healthcare sectors, plus a lack of exposure to the top-performing energy sector, hurt performance.
Underexposure to information technology stocks helped
A large underweight in the information technology sector and stock picks in the communication services sector aided relative performance.
SECTOR COMPOSITION AS OF 8/31/2022 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	3

Management’s discussion of fund performance
Why did global equity markets decline during the 12 months ended August 31, 2022?
Market volatility increased in 2022, as U.S. inflation reached a 40-year high, Russia invaded Ukraine, and energy prices spiked. Recession risks mounted, notably in Europe, hindering a full recovery in consumption trends. China’s strict lockdown measures hurt already stretched global supply chains and also negatively affected consumption. To reduce inflation, central banks hiked their short-term interest-rate targets. All of these factors pressured returns. Within the fund’s benchmark, most sectors declined, notably communication services, consumer discretionary, and information technology. Energy stocks, however, surged.
What caused the fund to lag its benchmark?
Our focus on companies with global franchises meant the fund had exposure to European and Asian markets and to cross-border travel, all of which remained challenged. A lack of exposure to the energy sector and an overweight in the communication services sector also hindered relative performance. By sector, stock picks in the consumer staples sector hurt most, with added pressure from stock picks in healthcare. The biggest individual detractor was e-commerce company eBay, Inc., a top holding that fell sharply as the return to in-person shopping slowed online sales after a period of robust pandemic-related growth. Elsewhere,
TOP 10 HOLDINGS AS OF 8/31/2022 (% of net assets)
Amazon.com, Inc.	8.8
eBay, Inc.	6.3
Danone SA	5.6
Anheuser-Busch InBev SA/NV	5.6
Cie Financiere Richemont SA, A Shares	4.9
Ferrari NV	4.5
Heineken Holding NV	4.4
Alphabet, Inc., Class A	4.4
Liberty Media Corp.-Liberty Formula One, Series A	4.2
Walmart, Inc.	4.2
TOTAL	52.9
Cash and cash equivalents are not included.
COUNTRY COMPOSITION AS OF 8/31/2022 (% of net assets)
United States	55.9
France	8.0
Netherlands	7.5
Italy	7.2
Switzerland	6.6
Belgium	5.6
United Kingdom	4.4
Spain	2.2
Taiwan	1.4
Japan	1.2
TOTAL	100.0
4	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT

biopharmaceuticals stock Moderna, Inc. slid amid concern COVID-19’s shift from pandemic to endemic status would reduce demand for the company’s vaccine. Lastly, shares of Spain-based Cellnex Telecom SA sank, as interest rates rose, when regulators forced the company to dispose of some assets and the wireless tower operator walked away from a potential acquisition. Each stock was a notable overweight.
Which sectors and stocks boosted relative performance?
A significant underweight in the information technology sector and stock picks in the communication services sector helped most. Among the top individual contributors was an out-of-benchmark holding in a sports and entertainment company, Liberty Media Corp.–Formula One, which benefited from the resumption of in-person events, steady growth in viewership, and better-negotiated sponsor agreements. Elsewhere, an overweight to Switzerland-based luxury goods company Cie Financière Richemont SA gained from better-than-expected sales in Asia, a key end market.
How was the fund positioned at period end?
It remains invested in about 25 to 30 companies that we believe have strong balance sheets, global franchises, wide competitive moats, and discounted valuations. Our focus is on both capital appreciation and capital preservation, with sizable overweights in the consumer discretionary and consumer staples sectors; however, the fund is tilted toward a still sluggish recovery in global consumption and geared for capital appreciation at period end. We used weakness in the information technology sector to add to that sector and took advantage of strength in the healthcare sector to reduce some exposure there.
MANAGED BY

Jonathan T. White, CFA
Emory W. Sanders, Jr., CFA
The views expressed in this report are exclusively those of Jonathan T. White, CFA, and Emory W. Sanders, Jr., CFA, Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A	-25.84	2.77	7.79	14.61	111.71
Class I1	-21.75	4.13	8.71	22.41	130.42
Class R6[1,2]	-21.68	4.24	8.59	23.06	127.92
Class NAV[1]	-21.68	4.25	8.82	23.14	132.84
Index†	-15.08	7.85	9.47	45.95	147.05
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2024 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class I	Class R6	Class NAV
Gross (%)	1.31	1.01	0.90	0.89
Net (%)	1.30	1.00	0.89	0.88
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the MSCI World Index.
See the following page for footnotes.
6	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental Global Franchise Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI World Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I1	8-31-12	23,042	23,042	24,705
Class R6[1,2]	8-31-12	22,792	22,792	24,705
Class NAV[1]	8-31-12	23,284	23,284	24,705
The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the portfolio’s prospectuses.
[2]	Class R6 shares were first offered on 2-13-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2022, with the same investment held until August 31, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2022, with the same investment held until August 31, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2022	Ending value on 8-31-2022	Expenses paid during period ended 8-31-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$856.70	$6.13	1.31%
	Hypothetical example	1,000.00	1,018.60	6.67	1.31%
Class I	Actual expenses/actual returns	1,000.00	858.20	4.68	1.00%
	Hypothetical example	1,000.00	1,020.20	5.09	1.00%
Class R6	Actual expenses/actual returns	1,000.00	858.60	4.22	0.90%
	Hypothetical example	1,000.00	1,020.70	4.58	0.90%
Class NAV	Actual expenses/actual returns	1,000.00	858.60	4.17	0.89%
	Hypothetical example	1,000.00	1,020.70	4.53	0.89%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	9

Fund’s investments
AS OF 8-31-22
	Shares	Value
Common stocks 97.8%		$323,479,336
(Cost $279,922,933)
Belgium 5.6%		18,418,789
Anheuser-Busch InBev SA/NV	381,383	18,418,789
France 8.0%		26,496,007
Danone SA	350,940	18,466,655
Sodexo SA	104,986	8,029,352
Italy 7.2%		23,804,036
Ferrari NV	76,431	14,878,058
Salvatore Ferragamo SpA	554,953	8,925,978
Japan 1.2%		3,912,804
Asics Corp.	214,000	3,912,804
Netherlands 7.5%		24,843,577
EXOR NV	169,785	10,221,975
Heineken Holding NV	206,117	14,621,602
Spain 2.2%		7,180,799
Cellnex Telecom SA (A)(B)	184,393	7,180,799
Switzerland 6.5%		21,425,135
Cie Financiere Richemont SA, A Shares	144,440	16,152,499
Dufry AG (B)	141,310	5,272,636
Taiwan 1.4%		4,727,862
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	56,723	4,727,862
United Kingdom 4.4%		14,699,816
Associated British Foods PLC	363,297	6,416,168
GSK PLC	419,557	6,706,606
Haleon PLC (B)	524,448	1,577,042
United States 53.8%		177,970,511
Alphabet, Inc., Class A (B)	132,912	14,383,737
Amazon.com, Inc. (B)	230,058	29,164,451
American Tower Corp.	36,418	9,251,993
Analog Devices, Inc.	42,352	6,417,599
CarGurus, Inc. (B)	216,139	4,041,799
CDW Corp.	32,039	5,469,057
Comcast Corp., Class A	330,439	11,958,587
eBay, Inc.	473,668	20,902,969
Las Vegas Sands Corp. (B)	161,830	6,089,663
Liberty Media Corp.-Liberty Formula One, Series A (B)	239,332	13,912,369
Moderna, Inc. (B)	67,598	8,941,187
10	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Oracle Corp.	175,585	$13,019,628
Post Holdings, Inc. (B)	56,126	4,981,744
salesforce.com, Inc. (B)	43,049	6,720,810
The Boston Beer Company, Inc., Class A (B)	14,584	4,915,975
The Hain Celestial Group, Inc. (B)	201,396	4,080,283
Walmart, Inc.	103,498	13,718,660
Warrants 0.1%		$376,271
(Cost $0)
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (B)	583,817	376,271

	Yield (%)	Shares	Value
Short-term investments 1.8%			$5,880,592
(Cost $5,880,592)
Short-term funds 1.8%			5,880,592
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	1.9200(C)	5,880,592	5,880,592

Total investments (Cost $285,803,525) 99.7%	$329,736,199
Other assets and liabilities, net 0.3%	900,990
Total net assets 100.0%	$330,637,189

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
CHF	Swiss Franc

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 8-31-22.
At 8-31-22, the aggregate cost of investments for federal income tax purposes was $287,291,706. Net unrealized appreciation aggregated to $42,444,493, of which $70,994,717 related to gross unrealized appreciation and $28,550,224 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-22

Assets
Unaffiliated investments, at value (Cost $285,803,525)	$329,736,199
Foreign currency, at value (Cost $259)	256
Dividends and interest receivable	942,013
Receivable for fund shares sold	805
Receivable for investments sold	9,215
Other assets	47,746
Total assets	330,736,234
Liabilities
Payable for fund shares repurchased	6,202
Payable to affiliates
Accounting and legal services fees	13,989
Transfer agent fees	3,996
Trustees’ fees	375
Other liabilities and accrued expenses	74,483
Total liabilities	99,045
Net assets	$330,637,189
Net assets consist of
Paid-in capital	$272,466,275
Total distributable earnings (loss)	58,170,914
Net assets	$330,637,189

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($5,020,233 ÷ 491,277 shares)[1]	$10.22
Class I ($8,471,484 ÷ 818,732 shares)	$10.35
Class R6 ($10,507,124 ÷ 1,012,408 shares)	$10.38
Class NAV ($306,638,348 ÷ 29,538,810 shares)	$10.38
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.76

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-22

Investment income
Dividends	$5,472,329
Interest	42,564
Less foreign taxes withheld	(446,713)
Total investment income	5,068,180
Expenses
Investment management fees	3,679,438
Distribution and service fees	17,830
Accounting and legal services fees	66,708
Transfer agent fees	101,730
Trustees’ fees	7,688
Custodian fees	134,909
State registration fees	59,697
Printing and postage	18,708
Professional fees	68,891
Other	31,369
Total expenses	4,186,968
Less expense reductions	(39,565)
Net expenses	4,147,403
Net investment income	920,777
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	23,559,164
23,559,164
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(128,588,435)
(128,588,435)
Net realized and unrealized loss	(105,029,271)
Decrease in net assets from operations	$(104,108,494)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	13

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-22	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$920,777	$123,552
Net realized gain	23,559,164	37,567,702
Change in net unrealized appreciation (depreciation)	(128,588,435)	89,807,284
Increase (decrease) in net assets resulting from operations	(104,108,494)	127,498,538
Distributions to shareholders
From earnings
Class A	(566,982)	(420,778)
Class I	(8,147,464)	(6,291,435)
Class R6	(1,071,842)	(904,215)
Class NAV	(33,523,141)	(27,413,916)
Total distributions	(43,309,429)	(35,030,344)
From fund share transactions	(41,842,590)	(13,143,224)
Total increase (decrease)	(189,260,513)	79,324,970
Net assets
Beginning of year	519,897,702	440,572,732
End of year	$330,637,189	$519,897,702
14	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$14.34	$12.02	$11.91	$13.03	$14.21
Net investment income (loss)[1]	(0.02)	(0.05)	(0.01)	0.02	0.05
Net realized and unrealized gain (loss) on investments	(2.86)	3.37	0.86	0.26	0.84
Total from investment operations	(2.88)	3.32	0.85	0.28	0.89
Less distributions
From net investment income	—	—	(0.05)	(0.02)	(0.08)
From net realized gain	(1.24)	(1.00)	(0.69)	(1.38)	(1.99)
Total distributions	(1.24)	(1.00)	(0.74)	(1.40)	(2.07)
Net asset value, end of period	$10.22	$14.34	$12.02	$11.91	$13.03
Total return (%)[2,3]	(21.96)	28.93	7.34	4.61	6.80
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$7	$5	$5	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30	1.30	1.32	1.31	1.29
Expenses including reductions	1.29	1.29	1.31	1.30	1.28
Net investment income (loss)	(0.18)	(0.38)	(0.09)	0.20	0.41
Portfolio turnover (%)	30	34	49	26	40

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	15

CLASS I SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$14.47	$12.08	$11.97	$13.10	$14.28
Net investment income (loss)[1]	0.01	(0.01)	0.03	0.09	0.07
Net realized and unrealized gain (loss) on investments	(2.89)	3.40	0.86	0.22	0.86
Total from investment operations	(2.88)	3.39	0.89	0.31	0.93
Less distributions
From net investment income	—	—	(0.09)	(0.06)	(0.12)
From net realized gain	(1.24)	(1.00)	(0.69)	(1.38)	(1.99)
Total distributions	(1.24)	(1.00)	(0.78)	(1.44)	(2.11)
Net asset value, end of period	$10.35	$14.47	$12.08	$11.97	$13.10
Total return (%)[2]	(21.75)	29.39	7.60	4.90	7.10
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$94	$75	$31	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	1.00	1.02	1.01	1.00
Expenses including reductions	0.99	0.99	1.01	1.01	0.99
Net investment income (loss)	0.09	(0.08)	0.27	0.77	0.56
Portfolio turnover (%)	30	34	49	26	40

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
16	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$14.50	$12.10	$11.98	$13.11	$14.29
Net investment income[1]	0.03	—[2]	0.04	0.08	0.13
Net realized and unrealized gain (loss) on investments	(2.91)	3.41	0.87	0.24	0.81
Total from investment operations	(2.88)	3.41	0.91	0.32	0.94
Less distributions
From net investment income	—[2]	(0.01)	(0.10)	(0.07)	(0.13)
From net realized gain	(1.24)	(1.00)	(0.69)	(1.38)	(1.99)
Total distributions	(1.24)	(1.01)	(0.79)	(1.45)	(2.12)
Net asset value, end of period	$10.38	$14.50	$12.10	$11.98	$13.11
Total return (%)[3]	(21.68)	29.48	7.80	5.02	7.19
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$13	$11	$7	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.89	0.90	0.90	0.89
Expenses including reductions	0.88	0.89	0.90	0.90	0.89
Net investment income	0.27	0.03	0.35	0.71	1.05
Portfolio turnover (%)	30	34	49	26	40

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	17

CLASS NAV SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$14.50	$12.10	$11.98	$13.11	$14.29
Net investment income[1]	0.03	0.01	0.04	0.07	0.09
Net realized and unrealized gain (loss) on investments	(2.91)	3.40	0.87	0.26	0.85
Total from investment operations	(2.88)	3.41	0.91	0.33	0.94
Less distributions
From net investment income	—[2]	(0.01)	(0.10)	(0.08)	(0.13)
From net realized gain	(1.24)	(1.00)	(0.69)	(1.38)	(1.99)
Total distributions	(1.24)	(1.01)	(0.79)	(1.46)	(2.12)
Net asset value, end of period	$10.38	$14.50	$12.10	$11.98	$13.11
Total return (%)[3]	(21.68)	29.49	7.81	5.04	7.21
Ratios and supplemental data
Net assets, end of period (in millions)	$307	$406	$349	$444	$425
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	0.88	0.89	0.89	0.88
Expenses including reductions	0.88	0.88	0.88	0.88	0.87
Net investment income	0.23	0.05	0.32	0.63	0.65
Portfolio turnover (%)	30	34	49	26	40

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
18	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Fundamental Global Franchise Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following
ANNUAL REPORT | JOHN HANCOCK Fundamental Global Franchise Fund	19

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2022, by major security category or type:
	Total value at 8-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Belgium	$18,418,789	—	$18,418,789	—
France	26,496,007	—	26,496,007	—
Italy	23,804,036	$14,878,058	8,925,978	—
Japan	3,912,804	—	3,912,804	—
Netherlands	24,843,577	—	24,843,577	—
Spain	7,180,799	—	7,180,799	—
Switzerland	21,425,135	—	21,425,135	—
Taiwan	4,727,862	4,727,862	—	—
United Kingdom	14,699,816	—	14,699,816	—
United States	177,970,511	177,970,511	—	—
Warrants	376,271	376,271	—	—
Short-term investments	5,880,592	5,880,592	—	—
Total investments in securities	$329,736,199	$203,833,294	$125,902,905	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the
20	JOHN HANCOCK Fundamental Global Franchise Fund | ANNUAL REPORT

ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2022, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2022 were $5,163.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
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For federal income tax purposes, net capital losses of $10,267,696 that are a result of security transactions occurring after October 31, 2021, are treated as occurring on September 1, 2022, the first day of the fund’s next taxable year.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2022 and 2021 was as follows:
	August 31, 2022	August 31, 2021
Ordinary income	$15,416,448	$8,412,490
Long-term capital gains	27,892,981	26,617,854
Total	$43,309,429	$35,030,344
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2022, the components of distributable earnings on a tax basis consisted of $854,014 of undistributed ordinary income and $25,179,056 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $1 billion of the fund’s average daily net assets and (b) 0.780% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
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The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$511
Class I	7,025
Class R6	965
Class	Expense reduction
Class NAV	$31,064
Total	$39,565

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2022, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $6,477 for the year ended August 31, 2022. Of this amount, $1,087 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $5,390 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2022, there were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition,
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Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$17,830	$6,880
Class I	—	93,828
Class R6	—	1,022
Total	$17,830	$101,730
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$16,300,000	1	0.540%	$245
Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2022 and 2021 were as follows:
	Year Ended 8-31-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	76,871	$947,119	75,497	$979,384
Distributions reinvested	43,347	566,982	33,875	419,376
Repurchased	(91,044)	(1,113,556)	(77,678)	(976,604)
Net increase	29,174	$400,545	31,694	$422,156
Class I shares
Sold	1,317,234	$16,646,200	1,764,098	$22,710,826
Distributions reinvested	616,765	8,147,464	504,931	6,291,435
Repurchased	(7,637,968)	(87,214,238)	(1,991,659)	(25,621,000)
Net increase (decrease)	(5,703,969)	$(62,420,574)	277,370	$3,381,261
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	Year Ended 8-31-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	331,133	$3,914,006	243,349	$3,066,554
Distributions reinvested	80,955	1,071,842	71,170	888,206
Repurchased	(264,679)	(3,558,752)	(360,421)	(4,528,393)
Net increase (decrease)	147,409	$1,427,096	(45,902)	$(573,633)
Class NAV shares
Sold	1,156,987	$14,592,199	4,518,819	$57,619,267
Distributions reinvested	2,531,959	33,523,141	2,196,628	27,413,916
Repurchased	(2,174,154)	(29,364,997)	(7,528,532)	(101,406,191)
Net increase (decrease)	1,514,792	$18,750,343	(813,085)	$(16,373,008)
Total net decrease	(4,012,594)	$(41,842,590)	(549,923)	$(13,143,224)
Affiliates of the fund owned 78% and 100% of shares of Class R6 and Class NAV, respectively, on August 31, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $135,320,133 and $204,290,835, respectively, for the year ended August 31, 2022.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2022, funds within the John Hancock group of funds complex held 92.7% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	32.2%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	30.1%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	8.9%
John Hancock Funds II Multimanager 2025 Lifetime Portfolio	5.2%
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Note 9—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
26	JOHN HANCOCK Fundamental Global Franchise Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Fundamental Global Franchise Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Fundamental Global Franchise Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 11, 2022
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
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Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2022.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $27,892,981 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2022 Form 1099-DIV in early 2023. This will reflect the tax character of all distributions paid in calendar year 2022.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Fundamental Global Franchise Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
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non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
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(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group median for the one-, three- and five-year periods ended December 31, 2021. The Board took into account management’s discussion of the fund’s performance, including the factors that contributed to the fund’s performance relative to the benchmark index and peer group median for the one-, three- and five-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses are higher than the peer group median.
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	31

The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
32	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT

(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the SubAdvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	33

present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
34	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	35

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Fundamental Global Franchise Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
36	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	37

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	192
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	192
Trustee
Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2005	192
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham,[2] Born: 1944	2012	192
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	192
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present).
Grace K. Fey, Born: 1946	2008	192
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
38	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Dean C. Garfield,* Born: 1968	2022	192
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017).
Deborah C. Jackson, Born: 1952	2012	192
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	192
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009).
Steven R. Pruchansky, Born: 1944	2012	192
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	192
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	39

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	192
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	192
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	192
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).
Paul Lorentz,† Born: 1968	2022	192
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016).

40	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	41

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Emory W. (Sandy) Sanders, Jr., CFA
Jonathan T. White, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
42	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental Global Franchise Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2406921	398A 8/22
10/2022

Annual report
John Hancock
Global Equity Fund
International equity
August 31, 2022

A message to shareholders
Dear shareholder,
Global equities experienced poor performance and high volatility during the 12 months ended on August 31, 2022. Stocks were hurt by a variety of developments, including the emergence of the Omicron variant of COVID-19 in November 2021, Russia’s invasion of Ukraine in February 2022, and the early stages of an energy crisis in Europe.
In addition, a persistent rise in inflation forced the U.S. Federal Reserve and other global central banks to raise interest rates aggressively. The shift to more restrictive monetary policy raised the odds that economic growth would slow, a concern that gained credence following a series of weaker-than-expected data points throughout the summer. Investors also appeared to look past steady corporate earnings and focus instead on the potential for profit growth to weaken in the latter half of the year and into 2023. Although these factors caused nearly all segments of the world equity markets to lose ground, the energy sector and a number of resource-heavy nations posted gains behind a rally in oil prices.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Equity Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
12	Financial statements
15	Financial highlights
22	Notes to financial statements
30	Report of independent registered public accounting firm
31	Tax information
32	Evaluation of advisory and subadvisory agreements by the Board of Trustees
39	Statement regarding liquidity risk management
41	Trustees and Officers
45	More information
ANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/2022 (%)

The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK GLOBAL EQUITY FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

A challenging period for global equity markets
Surging global inflation, Russia’s invasion of Ukraine, and a major shift in central bank policy put downward pressure on global stocks.
The fund declined but outperformed its benchmark
The fund posted a loss, reflecting the difficult market conditions, but outpaced the performance of its benchmark, the MSCI World Index.
Stock selection aided performance
The fund’s favorable stock selection contributed to its performance versus its benchmark, particularly in the healthcare and financials sectors.
SECTOR COMPOSITION AS OF 8/31/2022 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	3

Management’s discussion of fund performance
Can you describe the global market environment during the 12 months ended August 31, 2022?
Global equities came under significant pressure over the past year in an environment of heightened volatility and deteriorating market sentiment. A persistent rise in global inflation, exacerbated by Russia’s invasion of Ukraine in February 2022, led the U.S. Federal Reserve and other global central banks to raise interest rates aggressively. The shift to more restrictive monetary policy increased the likelihood of a slowdown in global economic growth, a concern that gained credence following weaker-than-expected economic data over the last few months of the period. These factors all contributed to a precipitous decline in global equity markets.
In this challenging environment, European stocks declined the most as the Continent struggled with soaring inflation, weakening economic activity, and a potential energy crisis. In contrast, equity markets in North America and the United Kingdom held up the best.
How did the fund perform?
The fund declined but outperformed its benchmark. Security selection in the healthcare, financials, and information technology sectors contributed, while an overweight in communication services detracted. The leading contributors to
TOP 10 HOLDINGS AS OF 8/31/2022 (% of net assets)
Microsoft Corp.	6.1
Alphabet, Inc., Class A	4.9
Corteva, Inc.	3.4
TotalEnergies SE	3.4
UnitedHealth Group, Inc.	3.1
Philip Morris International, Inc.	3.0
Johnson & Johnson	2.9
Samsung Electronics Company, Ltd.	2.6
Reckitt Benckiser Group PLC	2.6
ConocoPhillips	2.6
TOTAL	34.6
Cash and cash equivalents are not included.
COUNTRY COMPOSITION AS OF 8/31/2022 (% of net assets)
United States	57.5
France	11.7
United Kingdom	8.0
Japan	7.3
Switzerland	4.3
Netherlands	4.0
Ireland	2.7
South Korea	2.6
Spain	1.0
Other countries	0.9
TOTAL	100.0
4	JOHN HANCOCK GLOBAL EQUITY FUND | ANNUAL REPORT

performance during the period included U.S. agricultural chemicals producer Corteva, Inc. and U.S. auto parts retailer AutoZone, Inc. Corteva benefited from better cost management and higher agricultural commodity prices, which stoked demand for its products. AutoZone reported strong earnings and sales growth as more people turned to do-it-yourself car repairs.
The most significant detractors included global social media company Meta Platforms, Inc. and German logistics company Deutsche Post AG. Meta Platforms reported lower-than-expected earnings as operating expenses increased and economic headwinds caused companies to reduce advertising spending. Deutsche Post faced rising fuel costs that crimped profit margins and supply chain challenges that created shipping delays.
What changes did you make to the portfolio and how was the fund positioned at the end of the period?
The broad market decline and increased volatility provided opportunities to enhance the quality and diversification of the portfolio at extremely attractive valuations. Notable new holdings included credit card processor Visa, Inc., technology hardware producer Cisco Systems, Inc., and consumer goods maker Reckitt Benckiser Group PLC. Noteworthy sales included grocery chain Tesco PLC, information and analytics provider RELX PLC, and consumer products company Unilever PLC. The fund’s positioning reflects our focus on high-quality businesses, based on their return structure and their ability to manage inflationary pressures, which are also trading at attractive valuations.
MANAGED BY

Paul G. Boyne
Uday Chatterjee, CFA
Stephen G. Hermsdorf
Felicity Smith
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception (5-16-13)	5-year	Since inception (5-16-13)
Class A	-18.36	4.87	6.01	26.86	72.11
Class C1	-15.36	5.23	6.02	29.05	72.18
Class I2	-13.84	6.26	6.92	35.49	86.19
Class R2[1,2]	-14.12	5.89	6.59	33.11	80.94
Class R4[1,2]	-13.88	6.22	6.82	35.23	84.66
Class R6[1,2]	-13.73	6.39	6.95	36.30	86.79
Class NAV[2]	-13.72	6.40	7.05	36.39	88.39
Index†	-15.08	7.85	8.08	45.95	105.84
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.28	1.98	0.98	1.38	1.23	0.88	0.87
Net (%)	1.27	1.97	0.97	1.37	1.12	0.87	0.86
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the MSCI World Index.
See the following page for footnotes.
6	JOHN HANCOCK GLOBAL EQUITY FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI World Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	5-16-13	17,218	17,218	20,584
Class I2	5-16-13	18,619	18,619	20,584
Class R2[1,2]	5-16-13	18,094	18,094	20,584
Class R4[1,2]	5-16-13	18,466	18,466	20,584
Class R6[1,2]	5-16-13	18,679	18,679	20,584
Class NAV[2]	5-16-13	18,839	18,839	20,584
The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class C, Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2022, with the same investment held until August 31, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2022, with the same investment held until August 31, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK GLOBAL EQUITY FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2022	Ending value on 8-31-2022	Expenses paid during period ended 8-31-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$896.30	$6.21	1.30%
	Hypothetical example	1,000.00	1,018.70	6.61	1.30%
Class C	Actual expenses/actual returns	1,000.00	893.70	9.55	2.00%
	Hypothetical example	1,000.00	1,015.10	10.16	2.00%
Class I	Actual expenses/actual returns	1,000.00	897.20	4.78	1.00%
	Hypothetical example	1,000.00	1,020.20	5.09	1.00%
Class R2	Actual expenses/actual returns	1,000.00	895.80	6.64	1.39%
	Hypothetical example	1,000.00	1,018.20	7.07	1.39%
Class R4	Actual expenses/actual returns	1,000.00	897.20	5.07	1.06%
	Hypothetical example	1,000.00	1,019.90	5.40	1.06%
Class R6	Actual expenses/actual returns	1,000.00	897.90	4.21	0.88%
	Hypothetical example	1,000.00	1,020.80	4.48	0.88%
Class NAV	Actual expenses/actual returns	1,000.00	897.90	4.21	0.88%
	Hypothetical example	1,000.00	1,020.80	4.48	0.88%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	9

Fund’s investments
AS OF 8-31-22
	Shares	Value
Common stocks 95.8%		$693,440,433
(Cost $650,024,028)
France 11.7%		84,667,794
Air Liquide SA	139,460	17,476,204
Capgemini SE	85,963	14,852,575
Carrefour SA	661,002	11,032,493
Cie Generale des Etablissements Michelin SCA	397,200	9,660,454
Sanofi	91,562	7,485,212
TotalEnergies SE	477,205	24,160,856
Germany 0.9%		6,675,391
Deutsche Post AG	182,891	6,675,391
Ireland 2.7%		19,370,866
Accenture PLC, Class A	29,980	8,648,031
CRH PLC	291,874	10,722,835
Japan 7.3%		52,632,957
FANUC Corp.	71,104	11,454,803
Mitsubishi Estate Company, Ltd.	856,278	11,531,387
Sumitomo Mitsui Financial Group, Inc.	439,200	13,247,705
Tokyo Electric Power Company Holdings, Inc. (A)	4,199,000	16,399,062
Netherlands 4.0%		28,676,487
ING Groep NV	969,447	8,496,697
Koninklijke Ahold Delhaize NV	424,644	11,680,656
Stellantis NV	638,045	8,499,134
Spain 1.0%		7,072,486
Amadeus IT Group SA (A)	133,975	7,072,486
Switzerland 4.3%		31,506,077
Chubb, Ltd.	68,351	12,921,757
Roche Holding AG	57,672	18,584,320
United Kingdom 8.0%		57,791,899
Amcor PLC, CHESS Depositary Interest	1,189,982	14,405,297
Associated British Foods PLC	580,261	10,247,957
AstraZeneca PLC	57,266	7,083,344
Ferguson PLC	62,022	7,182,633
Reckitt Benckiser Group PLC	244,587	18,872,668
United States 55.9%		405,046,476
Alphabet, Inc., Class A (A)	327,365	35,427,440
Apple, Inc.	94,864	14,914,518
Arthur J. Gallagher & Company	70,709	12,838,633
AutoZone, Inc. (A)	3,511	7,440,546
10	JOHN HANCOCK GLOBAL EQUITY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Bank of America Corp.	211,944	$7,123,438
Cisco Systems, Inc.	339,023	15,161,109
Comcast Corp., Class A	142,032	5,140,138
ConocoPhillips	171,546	18,775,710
Corteva, Inc.	405,285	24,896,658
Electronic Arts, Inc.	116,763	14,813,722
Huntington Bancshares, Inc.	535,024	7,169,322
Intercontinental Exchange, Inc.	94,522	9,532,544
Johnson & Johnson	128,137	20,673,624
Meta Platforms, Inc., Class A (A)	56,090	9,138,744
Microsoft Corp.	169,094	44,213,003
Northrop Grumman Corp.	16,047	7,670,306
Oracle Corp.	228,942	16,976,049
Otis Worldwide Corp.	211,976	15,308,907
Philip Morris International, Inc.	230,884	22,047,113
T-Mobile US, Inc. (A)	111,369	16,032,681
UnitedHealth Group, Inc.	42,547	22,095,934
Visa, Inc., Class A	88,459	17,577,688
Walmart, Inc.	77,809	10,313,583
Waste Management, Inc.	100,097	16,919,396

Wells Fargo & Company	293,884	12,845,670
Preferred securities 2.6%		$18,944,882
(Cost $21,262,268)
South Korea 2.6%		18,944,882
Samsung Electronics Company, Ltd.	468,328	18,944,882

	Yield (%)	Shares	Value
Short-term investments 1.4%			$10,217,288
(Cost $10,217,288)
Short-term funds 1.4%			10,217,288
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	1.9200(B)	10,217,288	10,217,288

Total investments (Cost $681,503,584) 99.8%	$722,602,603
Other assets and liabilities, net 0.2%	1,630,570
Total net assets 100.0%	$724,233,173

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 8-31-22.
At 8-31-22, the aggregate cost of investments for federal income tax purposes was $687,887,487. Net unrealized appreciation aggregated to $34,715,116, of which $82,293,700 related to gross unrealized appreciation and $47,578,584 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-22

Assets
Unaffiliated investments, at value (Cost $681,503,584)	$722,602,603
Foreign currency, at value (Cost $132)	132
Dividends and interest receivable	1,807,033
Receivable for fund shares sold	35,289
Other assets	69,097
Total assets	724,514,154
Liabilities
Payable for investments purchased	90,616
Payable for fund shares repurchased	54,448
Payable to affiliates
Accounting and legal services fees	25,793
Transfer agent fees	8,581
Distribution and service fees	25
Trustees’ fees	672
Other liabilities and accrued expenses	100,846
Total liabilities	280,981
Net assets	$724,233,173
Net assets consist of
Paid-in capital	$834,930,683
Total distributable earnings (loss)	(110,697,510)
Net assets	$724,233,173

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($47,932,403 ÷ 4,399,796 shares)[1]	$10.89
Class C ($2,034,706 ÷ 187,755 shares)[1]	$10.84
Class I ($20,706,918 ÷ 1,897,136 shares)	$10.91
Class R2 ($97,743 ÷ 8,952 shares)	$10.92
Class R4 ($55,623 ÷ 5,098 shares)	$10.91
Class R6 ($87,190,972 ÷ 7,990,044 shares)	$10.91
Class NAV ($566,214,808 ÷ 51,887,468 shares)	$10.91
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.46

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Global Equity Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-22

Investment income
Dividends	$17,961,185
Interest	68,788
Non-cash dividends	978,285
Less foreign taxes withheld	(1,276,667)
Total investment income	17,731,591
Expenses
Investment management fees	6,352,069
Distribution and service fees	187,546
Accounting and legal services fees	115,032
Transfer agent fees	101,065
Trustees’ fees	12,854
Custodian fees	206,366
State registration fees	97,046
Printing and postage	15,089
Professional fees	93,645
Other	43,338
Total expenses	7,224,050
Less expense reductions	(68,302)
Net expenses	7,155,748
Net investment income	10,575,843
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	65,381,805
65,381,805
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(188,428,245)
(188,428,245)
Net realized and unrealized loss	(123,046,440)
Decrease in net assets from operations	$(112,470,597)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Equity Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-22	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$10,575,843	$14,881,333
Net realized gain	65,381,805	131,120,812
Change in net unrealized appreciation (depreciation)	(188,428,245)	74,309,259
Increase (decrease) in net assets resulting from operations	(112,470,597)	220,311,404
Distributions to shareholders
From earnings
Class A	(10,344,847)	(968,204)
Class C	(460,316)	(41,089)
Class I	(3,721,142)	(364,900)
Class R2	(18,501)	(1,413)
Class R4	(13,586)	(1,357)
Class R6	(25,127,900)	(4,755,224)
Class NAV	(106,782,774)	(13,459,075)
Total distributions	(146,469,066)	(19,591,262)
From fund share transactions	55,702,636	(101,475,067)
Total increase (decrease)	(203,237,027)	99,245,075
Net assets
Beginning of year	927,470,200	828,225,125
End of year	$724,233,173	$927,470,200
14	JOHN HANCOCK Global Equity Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$15.43	$12.36	$11.47	$11.92	$12.03
Net investment income[1]	0.12	0.18	0.12	0.18	0.16
Net realized and unrealized gain (loss) on investments	(1.91)	3.15	1.02	0.08	0.72
Total from investment operations	(1.79)	3.33	1.14	0.26	0.88
Less distributions
From net investment income	(0.20)	(0.07)	(0.19)	(0.20)	(0.17)
From net realized gain	(2.55)	(0.19)	(0.06)	(0.51)	(0.82)
Total distributions	(2.75)	(0.26)	(0.25)	(0.71)	(0.99)
Net asset value, end of period	$10.89	$15.43	$12.36	$11.47	$11.92
Total return (%)[2,3]	(14.08)	27.30	9.99	3.23	7.50
Ratios and supplemental data
Net assets, end of period (in millions)	$48	$58	$45	$42	$44
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29	1.28	1.31	1.30	1.28
Expenses including reductions	1.28	1.28	1.30	1.29	1.27
Net investment income	0.98	1.28	1.01	1.60	1.36
Portfolio turnover (%)	65	63[4]	74	18	43

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Equity Fund	15

CLASS C SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$15.36	$12.32	$11.44	$11.87	$11.99
Net investment income[1]	0.03	0.05	0.03	0.10	0.08
Net realized and unrealized gain (loss) on investments	(1.90)	3.18	1.03	0.10	0.71
Total from investment operations	(1.87)	3.23	1.06	0.20	0.79
Less distributions
From net investment income	(0.10)	—	(0.12)	(0.12)	(0.09)
From net realized gain	(2.55)	(0.19)	(0.06)	(0.51)	(0.82)
Total distributions	(2.65)	(0.19)	(0.18)	(0.63)	(0.91)
Net asset value, end of period	$10.84	$15.36	$12.32	$11.44	$11.87
Total return (%)[2,3]	(14.65)	26.48	9.22	2.59	6.69
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$3	$6	$10	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	1.99	1.98	2.01	2.00	1.98
Expenses including reductions	1.98	1.98	2.00	1.99	1.97
Net investment income	0.27	0.41	0.27	0.89	0.66
Portfolio turnover (%)	65	63[4]	74	18	43

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes in-kind transactions.
16	JOHN HANCOCK Global Equity Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$15.46	$12.37	$11.48	$11.94	$12.05
Net investment income[1]	0.16	0.21	0.15	0.21	0.19
Net realized and unrealized gain (loss) on investments	(1.92)	3.17	1.03	0.07	0.72
Total from investment operations	(1.76)	3.38	1.18	0.28	0.91
Less distributions
From net investment income	(0.24)	(0.10)	(0.23)	(0.23)	(0.20)
From net realized gain	(2.55)	(0.19)	(0.06)	(0.51)	(0.82)
Total distributions	(2.79)	(0.29)	(0.29)	(0.74)	(1.02)
Net asset value, end of period	$10.91	$15.46	$12.37	$11.48	$11.94
Total return (%)[2]	(13.84)	27.78	10.28	3.52	7.80
Ratios and supplemental data
Net assets, end of period (in millions)	$21	$20	$16	$14	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	0.98	1.01	1.01	0.98
Expenses including reductions	0.98	0.98	1.00	1.00	0.97
Net investment income	1.31	1.57	1.32	1.86	1.61
Portfolio turnover (%)	65	63[3]	74	18	43

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Equity Fund	17

CLASS R2 SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$15.46	$12.38	$11.49	$11.93	$12.05
Net investment income[1]	0.11	0.17	0.10	0.16	0.13
Net realized and unrealized gain (loss) on investments	(1.91)	3.16	1.03	0.10	0.74
Total from investment operations	(1.80)	3.33	1.13	0.26	0.87
Less distributions
From net investment income	(0.19)	(0.06)	(0.18)	(0.19)	(0.17)
From net realized gain	(2.55)	(0.19)	(0.06)	(0.51)	(0.82)
Total distributions	(2.74)	(0.25)	(0.24)	(0.70)	(0.99)
Net asset value, end of period	$10.92	$15.46	$12.38	$11.49	$11.93
Total return (%)[2]	(14.12)	27.23	9.87	3.21	7.43
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38	1.37	1.39	1.39	1.30
Expenses including reductions	1.37	1.37	1.39	1.39	1.29
Net investment income	0.91	1.21	0.86	1.40	1.10
Portfolio turnover (%)	65	63[4]	74	18	43

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
[4]	Excludes in-kind transactions.
18	JOHN HANCOCK Global Equity Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$15.46	$12.37	$11.48	$11.93	$12.04
Net investment income[1]	0.15	0.21	0.15	0.21	0.16
Net realized and unrealized gain (loss) on investments	(1.91)	3.17	1.02	0.08	0.75
Total from investment operations	(1.76)	3.38	1.17	0.29	0.91
Less distributions
From net investment income	(0.24)	(0.10)	(0.22)	(0.23)	(0.20)
From net realized gain	(2.55)	(0.19)	(0.06)	(0.51)	(0.82)
Total distributions	(2.79)	(0.29)	(0.28)	(0.74)	(1.02)
Net asset value, end of period	$10.91	$15.46	$12.37	$11.48	$11.93
Total return (%)[2]	(13.88)	27.71	10.21	3.54	7.74
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15	1.15	1.16	1.16	1.13
Expenses including reductions	1.04	1.04	1.05	1.05	1.02
Net investment income	1.19	1.51	1.27	1.84	1.33
Portfolio turnover (%)	65	63[4]	74	18	43

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
[4]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Equity Fund	19

CLASS R6 SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$15.46	$12.37	$11.48	$11.94	$12.04
Net investment income[1]	0.16	0.23	0.20	0.22	0.22
Net realized and unrealized gain (loss) on investments	(1.90)	3.17	0.99	0.07	0.72
Total from investment operations	(1.74)	3.40	1.19	0.29	0.94
Less distributions
From net investment income	(0.26)	(0.12)	(0.24)	(0.24)	(0.22)
From net realized gain	(2.55)	(0.19)	(0.06)	(0.51)	(0.82)
Total distributions	(2.81)	(0.31)	(0.30)	(0.75)	(1.04)
Net asset value, end of period	$10.91	$15.46	$12.37	$11.48	$11.94
Total return (%)[2]	(13.73)	27.90	10.38	3.63	7.99
Ratios and supplemental data
Net assets, end of period (in millions)	$87	$234	$197	$7	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	0.88	0.89	0.90	0.88
Expenses including reductions	0.87	0.87	0.89	0.89	0.87
Net investment income	1.24	1.68	1.76	1.99	1.88
Portfolio turnover (%)	65	63[3]	74	18	43

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
20	JOHN HANCOCK Global Equity Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$15.46	$12.37	$11.48	$11.93	$12.04
Net investment income[1]	0.18	0.23	0.16	0.22	0.21
Net realized and unrealized gain (loss) on investments	(1.92)	3.17	1.03	0.09	0.72
Total from investment operations	(1.74)	3.40	1.19	0.31	0.93
Less distributions
From net investment income	(0.26)	(0.12)	(0.24)	(0.25)	(0.22)
From net realized gain	(2.55)	(0.19)	(0.06)	(0.51)	(0.82)
Total distributions	(2.81)	(0.31)	(0.30)	(0.76)	(1.04)
Net asset value, end of period	$10.91	$15.46	$12.37	$11.48	$11.93
Total return (%)[2]	(13.72)	27.91	10.39	3.73	7.92
Ratios and supplemental data
Net assets, end of period (in millions)	$566	$614	$564	$638	$713
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87	0.87	0.88	0.88	0.87
Expenses including reductions	0.86	0.86	0.87	0.88	0.86
Net investment income	1.39	1.71	1.42	2.00	1.78
Portfolio turnover (%)	65	63[3]	74	18	43

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Equity Fund	21

Notes to financial statements
Note 1—Organization
John Hancock Global Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following
22	JOHN HANCOCK Global Equity Fund | ANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2022, by major security category or type:
	Total value at 8-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
France	$84,667,794	—	$84,667,794	—
Germany	6,675,391	—	6,675,391	—
Ireland	19,370,866	$8,648,031	10,722,835	—
Japan	52,632,957	—	52,632,957	—
Netherlands	28,676,487	—	28,676,487	—
Spain	7,072,486	—	7,072,486	—
Switzerland	31,506,077	12,921,757	18,584,320	—
United Kingdom	57,791,899	—	57,791,899	—
United States	405,046,476	405,046,476	—	—
Preferred securities	18,944,882	—	18,944,882	—
Short-term investments	10,217,288	10,217,288	—	—
Total investments in securities	$722,602,603	$436,833,552	$285,769,051	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
ANNUAL REPORT | JOHN HANCOCK Global Equity Fund	23

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2022, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2022 were $6,241.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2022, the fund has a short-term capital loss carryforward of $21,496,815 and a long-term capital loss carryforward of $170,003,903 available to offset future net realized capital gains. These carryforwards do not expire.
24	JOHN HANCOCK Global Equity Fund | ANNUAL REPORT

The utilization of the loss carryforwards, which were acquired in a merger, are limited to $3,061,922 each fiscal year due to IRC Section 382 limitations. Any unused portion of this limitation will carryforward to the following fiscal year.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2022 and 2021 was as follows:
	August 31, 2022	August 31, 2021
Ordinary income	$47,522,646	$17,266,541
Long-term capital gains	98,946,420	2,324,721
Total	$146,469,066	$19,591,262
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2022, the components of distributable earnings on a tax basis consisted of $4,228,304 of undistributed ordinary income and $41,891,524 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to redemptions in kind and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.800% of the first $1 billion of the fund’s aggregate net assets and b) 0.790% of the fund’s aggregate net assets in excess over $1 billion. Aggregate net assets include the net assets of the fund as well as Global Equity Trust, a series of John
ANNUAL REPORT | JOHN HANCOCK Global Equity Fund	25

Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.89% of average net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$4,644
Class C	209
Class I	1,692
Class R2	9
Class	Expense reduction
Class R4	$6
Class R6	12,267
Class NAV	49,411
Total	$68,238

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2022, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
26	JOHN HANCOCK Global Equity Fund | ANNUAL REPORT

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $64 for Class R4 shares for the year ended August 31, 2022.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $25,844 for the year ended August 31, 2022. Of this amount, $5,230 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $20,614 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2022, CDSCs received by the Distributor amounted to $106 and $43 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$162,468	$62,742
Class C	24,377	2,821
Class I	—	22,970
Class R2	526	10
Class R4	175	6
Class R6	—	12,516
Total	$187,546	$101,065
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
ANNUAL REPORT | JOHN HANCOCK Global Equity Fund	27

Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2022 and 2021 were as follows:
	Year Ended 8-31-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	558,135	$7,150,912	566,814	$7,519,344
Distributions reinvested	787,524	9,962,178	71,702	929,976
Repurchased	(678,014)	(8,410,039)	(552,556)	(7,492,737)
Net increase	667,645	$8,703,051	85,960	$956,583
Class C shares
Sold	20,510	$253,776	16,513	$233,210
Distributions reinvested	36,389	460,316	3,168	41,089
Repurchased	(47,983)	(596,163)	(338,957)	(4,364,554)
Net increase (decrease)	8,916	$117,929	(319,276)	$(4,090,255)
Class I shares
Sold	715,513	$8,716,342	253,016	$3,455,704
Distributions reinvested	255,941	3,237,656	27,468	355,979
Repurchased	(356,705)	(4,342,825)	(274,031)	(3,652,965)
Net increase	614,749	$7,611,173	6,453	$158,718
Class R2 shares
Sold	2,907	$36,263	2,274	$30,165
Distributions reinvested	1,458	18,501	109	1,413
Repurchased	(2,059)	(25,654)	(2,039)	(26,011)
Net increase	2,306	$29,110	344	$5,567
Class R4 shares
Sold	79	$1,008	87	$1,188
Distributions reinvested	202	2,554	18	237
Repurchased	(54)	(683)	(6)	(78)
Net increase	227	$2,879	99	$1,347
Class R6 shares
Sold	2,448,451	$31,234,440	6,045,952	$74,085,977
Distributions reinvested	1,987,967	25,127,900	366,915	4,755,224
Repurchased	(11,552,105)	(159,531,307)	(7,211,540)	(90,405,942)
Net decrease	(7,115,687)	$(103,168,967)	(798,673)	$(11,564,741)
28	JOHN HANCOCK Global Equity Fund | ANNUAL REPORT

	Year Ended 8-31-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	6,698,057	$77,692,494	2,683,881	$36,176,527
Distributions reinvested	8,448,004	106,782,774	1,039,311	13,459,075
Repurchased	(2,946,415)	(42,067,807)	(9,648,950)	(136,577,888)
Net increase (decrease)	12,199,646	$142,407,461	(5,925,758)	$(86,942,286)
Total net increase (decrease)	6,377,802	$55,702,636	(6,950,851)	$(101,475,067)
Affiliates of the fund owned 78%, 6%, and 100% of shares of Class R4, Class R6, and Class NAV, respectively on August 31, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $509,445,727 and $593,240,526, respectively, for the year ended August 31, 2022.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2022, funds within the John Hancock group of funds complex held 76.1% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	26.0%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	23.9%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	7.7%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	6.4%
Note 8—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
ANNUAL REPORT | JOHN HANCOCK Global Equity Fund	29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Global Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Global Equity Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 11, 2022
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
30	JOHN HANCOCK GLOBAL EQUITY FUND | ANNUAL REPORT

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2022.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $98,946,420 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2022 Form 1099-DIV in early 2023. This will reflect the tax character of all distributions paid in calendar year 2022.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	31

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Global Equity Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
32	JOHN HANCOCK GLOBAL EQUITY FUND | ANNUAL REPORT

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
ANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	33

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2021. The Board also noted that the fund outperformed its peer group median for the one-, three- and five-year periods ended December 31, 2021. The Board took into account management’s discussion of the fund’s performance, including the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three- and five-year periods. The Board also took into account the fund’s favorable performance relative to the peer group median for the one-, three- and five-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses are higher than the peer group median.
34	JOHN HANCOCK GLOBAL EQUITY FUND | ANNUAL REPORT

The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
ANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	35

(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and
36	JOHN HANCOCK GLOBAL EQUITY FUND | ANNUAL REPORT

present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
ANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	37

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
38	JOHN HANCOCK GLOBAL EQUITY FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Global Equity Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
ANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	39

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
40	JOHN HANCOCK GLOBAL EQUITY FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	192
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	192
Trustee
Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2005	192
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham,[2] Born: 1944	2012	192
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	192
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present).
Grace K. Fey, Born: 1946	2008	192
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
ANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	41

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Dean C. Garfield,* Born: 1968	2022	192
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017).
Deborah C. Jackson, Born: 1952	2012	192
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	192
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009).
Steven R. Pruchansky, Born: 1944	2012	192
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	192
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
42	JOHN HANCOCK GLOBAL EQUITY FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	192
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	192
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	192
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).
Paul Lorentz,† Born: 1968	2022	192
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016).

ANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	43

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
44	JOHN HANCOCK GLOBAL EQUITY FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Paul G. Boyne
Uday Chatterjee
Stephen G. Hermsdorf
Felicity Smith
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	45

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2406939	425A 8/22
10/2022

Annual report
John Hancock
International Small Company Fund
International equity
August 31, 2022

A message to shareholders
Dear shareholder,
Global equities experienced poor performance and high volatility during the 12 months ended on August 31, 2022. Stocks were hurt by a variety of developments, including the emergence of the Omicron variant of COVID-19 in November 2021, Russia’s invasion of Ukraine in February 2022, and the early stages of an energy crisis in Europe.
In addition, a persistent rise in inflation forced the U.S. Federal Reserve and other global central banks to raise interest rates aggressively. The shift to more restrictive monetary policy raised the odds that economic growth would slow, a concern that gained credence following a series of weaker-than-expected data points throughout the summer. Investors also appeared to look past steady corporate earnings and focus instead on the potential for profit growth to weaken in the latter half of the year and into 2023. Although these factors caused nearly all segments of the world equity markets to lose ground, the energy sector and a number of resource-heavy nations posted gains behind a rally in oil prices.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
International Small Company Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
16	Financial statements
19	Financial highlights
24	Notes to financial statements
35	Report of independent registered public accounting firm
36	Tax information
37	Evaluation of advisory and subadvisory agreements by the Board of Trustees
44	Statement regarding liquidity risk management
46	Trustees and Officers
50	More information
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/2022 (%)

The MSCI World ex-USA Small Cap Index tracks the performance of publicly traded small-cap stocks of developed-market companies, excluding the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1 Class A shares were first offered on 6-27-13. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Small-cap equities struggled during the period
The global economic impact of Russia’s invasion of Ukraine, rising inflation, and tighter monetary policy and higher interest rates caused market volatility.
The fund outperformed its benchmark
Despite posting a loss, the fund outperformed its benchmark, the MSCI World ex-USA Small Cap Index.
Focus on lower-priced stocks helped
The exclusion of stocks with higher prices and lower profitability helped the fund’s relative performance.
SECTOR COMPOSITION AS OF 8/31/2022 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	3

Management’s discussion of fund performance
Can you describe market conditions for international small-cap equities during the 12 months ended August 31, 2022?
Like most financial assets during this period, non-U.S. small-cap stocks, as measured by the fund’s benchmark, similarly struggled. Factors weighing on this asset class included concern about the global economic impact of Russia’s invasion of Ukraine, rising inflation, tighter monetary policy, and higher interest rates, particularly in the United States. Overall, currency movements had a negative impact on the U.S.-dollar-denominated returns of developed stocks outside the United States, as every developed-market currency depreciated relative to the U.S. dollar.
Given this environment, how did the fund perform and what factors were behind this result in relative terms?
In a highly challenging market backdrop, the fund lost value but outperformed the benchmark. Relative to the benchmark, the fund benefited from its purposeful exclusion of stocks with higher prices and lower profitability, which lagged the lower-priced, more-profitable names we regularly favor for investment. Another contributor was the fund’s avoidance of stocks of companies with high asset growth, meaning companies with the highest growth in total assets from one fiscal
TOP 10 HOLDINGS AS OF 8/31/2022 (% of net assets)
Rheinmetall AG	0.4
PSP Swiss Property AG	0.3
K+S AG	0.3
Capital Power Corp.	0.3
Whitehaven Coal, Ltd.	0.3
ASR Nederland NV	0.3
Vermilion Energy, Inc.	0.3
MEG Energy Corp.	0.3
Element Fleet Management Corp.	0.3
Man Group PLC	0.3
TOTAL	3.1
Cash and cash equivalents are not included.
TOP 10 COUNTRIES AS OF 8/31/2022 (% of net assets)
Japan	24.0
Canada	12.1
United Kingdom	11.3
Switzerland	7.1
Australia	6.6
Germany	5.6
France	4.3
Italy	3.1
Sweden	2.5
Denmark	2.5
TOTAL	79.1
Cash and cash equivalents are not included.
4	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT

year to the next. During the period, high-asset-growth companies were relative laggards, and the fund’s lack of exposure to these stocks benefited relative performance.
The fund’s emphasis on micro-cap stocks, the smallest stocks in the fund’s investment universe, contributed in relative terms. With micro caps leading the larger stocks held in the benchmark, our greater allocation to the former category enhanced the fund’s return.
What factors lay behind your portfolio positioning decisions?
Theoretical and empirical research suggests that investors can systematically pursue higher expected returns by targeting the size, relative price, and profitability dimensions in equity markets. We seek to integrate these dimensions to emphasize stocks with smaller market capitalizations, lower relative prices, and higher profitability. We believe the best way to position the fund for long-term outperformance is to maintain consistent exposure to securities displaying these characteristics.
The fund is designed to be broadly diversified across countries, sectors, and companies. Because of our diversified investment approach, the performance of the fund’s portfolio of approximately 4,100 equity holdings is determined principally by broad trends in non-U.S. developed markets rather than by the behavior of a limited group of securities in a particular country.
Can you tell us about portfolio manager changes?
Effective April 25, 2022, Mary T. Phillips left the portfolio management team and Joel P. Schneider was added to the team.
MANAGED BY

Jed S. Fogdall
Arun C. Keswani, CFA
Joel P. Schneider
Bhanu P. Singh
The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A1	-27.20	-0.79	5.26	-3.90	67.04
Class C1	-24.57	-0.52	5.21	-2.57	66.12
Class I1,2	-23.17	0.47	6.08	2.37	80.37
Class R6[1,2]	-23.06	0.59	6.19	2.98	82.36
Class NAV[2]	-23.04	0.60	6.20	3.06	82.49
Index 1†	-24.53	1.73	6.54	8.95	88.50
Index 2†	-25.98	1.21	7.06	6.20	97.80
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2024 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.31	2.01	1.01	0.91	0.90
Net (%)	1.30	2.00	1.00	0.90	0.89
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the MSCI World ex-USA Small Cap Index; Index 2 is the MSCI EAFE Small Cap Index.
See the following page for footnotes.
6	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Small Company Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,3	8-31-12	16,612	16,612	18,850	19,780
Class I1,2	8-31-12	18,037	18,037	18,850	19,780
Class R6[1,2]	8-31-12	18,236	18,236	18,850	19,780
Class NAV[2]	8-31-12	18,249	18,249	18,850	19,780
The MSCI World ex-USA Small Cap Index tracks the performance of publicly traded small-cap stocks of developed-market companies, excluding the United States.
The MSCI Europe, Australasia, and Far East (EAFE) Small Cap Index tracks the performance of publicly traded small-cap stocks of companies in those regions.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A and Class I shares were first offered on 6-27-13. Class C and Class R6 shares were first offered on 6-27-14 and 8-30-17, respectively. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2022, with the same investment held until August 31, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2022, with the same investment held until August 31, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2022	Ending value on 8-31-2022	Expenses paid during period ended 8-31-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$837.70	$6.11	1.32%
	Hypothetical example	1,000.00	1,018.60	6.72	1.32%
Class C	Actual expenses/actual returns	1,000.00	834.70	9.34	2.02%
	Hypothetical example	1,000.00	1,015.00	10.26	2.02%
Class I	Actual expenses/actual returns	1,000.00	839.20	4.77	1.03%
	Hypothetical example	1,000.00	1,020.00	5.24	1.03%
Class R6	Actual expenses/actual returns	1,000.00	840.10	4.22	0.91%
	Hypothetical example	1,000.00	1,020.60	4.63	0.91%
Class NAV	Actual expenses/actual returns	1,000.00	840.10	4.17	0.90%
	Hypothetical example	1,000.00	1,020.70	4.58	0.90%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	9

Fund’s investments
Summary of fund’s investments as of 8-31-22
(showing percentage of total net assets)
This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. Certain percentages of less than 0.05% are rounded and presented as 0.0%. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.
	Shares	Value	% of Net Assets
Common stocks 98.5%		$601,352,308
(Cost $606,376,658)
Australia 6.6%		40,221,618	6.6%
Whitehaven Coal, Ltd.	304,589	1,622,431	0.3%
OTHER SECURITIES		38,599,187	6.3%
Austria 1.4%		8,479,120	1.4%
Belgium 1.5%		9,335,012	1.5%
Ackermans & van Haaren NV	7,224	1,056,104	0.2%
Euronav NV	64,024	1,032,341	0.2%
OTHER SECURITIES		7,246,567	1.1%
Bermuda 0.1%		904,423	0.1%
Cambodia 0.0%		280,240	0.0%
Canada 12.1%		73,835,810	12.1%
Aritzia, Inc. (A)	31,038	1,009,589	0.2%
Boralex, Inc., Class A	28,367	1,069,149	0.2%
Capital Power Corp.	43,905	1,703,247	0.3%
Crescent Point Energy Corp.	175,935	1,336,910	0.2%
Crescent Point Energy Corp. (New York Stock Exchange) (B)	20,800	157,872	0.0%
Element Fleet Management Corp.	125,893	1,585,465	0.3%
Enerplus Corp.	91,948	1,417,008	0.2%
Finning International, Inc.	50,484	1,087,827	0.2%
Gibson Energy, Inc.	52,959	999,622	0.2%
MEG Energy Corp. (A)	113,678	1,589,164	0.3%
Parkland Corp.	52,112	1,279,241	0.2%
Premium Brands Holdings Corp.	13,707	1,018,515	0.2%
Vermilion Energy, Inc.	60,324	1,611,273	0.3%
Whitecap Resources, Inc.	174,179	1,269,192	0.2%
Yamana Gold, Inc.	291,703	1,288,215	0.2%
OTHER SECURITIES		55,413,521	8.9%
Chile 0.0%		11,115	0.0%
China 0.0%		284,589	0.0%
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Denmark 2.5%		$14,952,147	2.5%
Royal Unibrew A/S	16,664	1,248,466	0.2%
OTHER SECURITIES		13,703,681	2.3%
Faeroe Islands 0.0%		23,861	0.0%
Finland 2.2%		13,361,383	2.2%
Huhtamaki OYJ	29,972	1,049,538	0.2%
Orion OYJ, Class A	8,076	364,977	0.1%
Orion OYJ, Class B	32,907	1,492,013	0.3%
Valmet OYJ	46,680	1,183,220	0.2%
OTHER SECURITIES		9,271,635	1.4%
France 4.3%		26,471,032	4.3%
Rexel SA (A)	87,031	1,413,560	0.2%
Valeo	57,404	1,096,519	0.2%
OTHER SECURITIES		23,960,953	3.9%
Gabon 0.0%		40,896	0.0%
Georgia 0.1%		450,899	0.1%
Germany 5.3%		32,611,817	5.3%
Freenet AG	48,936	1,066,624	0.2%
K+S AG	75,632	1,723,024	0.3%
Rheinmetall AG	15,969	2,535,009	0.4%
Scout24 SE (C)	18,728	1,078,981	0.2%
OTHER SECURITIES		26,208,179	4.2%
Gibraltar 0.0%		159,806	0.0%
Greece 0.0%		46,671	0.0%
Greenland 0.0%		25,773	0.0%
Hong Kong 2.3%		13,864,517	2.3%
Ireland 0.7%		4,306,875	0.7%
Bank of Ireland Group PLC (B)	97,347	599,811	0.1%
Bank of Ireland Group PLC (London Stock Exchange)	215,337	1,297,863	0.2%
OTHER SECURITIES		2,409,201	0.4%
Isle of Man 0.1%		662,354	0.1%
Israel 1.9%		11,389,809	1.9%
Italy 3.1%		19,008,512	3.1%
Banco BPM SpA	532,763	1,322,767	0.2%
Leonardo SpA	144,633	1,183,653	0.2%
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

	Shares	Value	% of Net Assets
Italy (continued)			3.1%
OTHER SECURITIES		$16,502,092	2.7%
Japan 24.0%		146,192,101	24.0%
Jersey, Channel Islands 0.1%		545,852	0.1%
Liechtenstein 0.1%		398,439	0.1%
Luxembourg 0.5%		3,013,178	0.5%
Macau 0.0%		74,445	0.0%
Malaysia 0.0%		84,709	0.0%
Malta 0.0%		32,738	0.0%
Monaco 0.0%		37,423	0.0%
Mongolia 0.0%		30,085	0.0%
Netherlands 2.2%		13,197,232	2.2%
Aalberts NV	28,555	1,047,116	0.2%
ASR Nederland NV	39,563	1,614,741	0.3%
OTHER SECURITIES		10,535,375	1.7%
New Zealand 0.5%		3,033,269	0.5%
Norway 1.0%		5,908,712	1.0%
Peru 0.0%		81,134	0.0%
Philippines 0.0%		33,176	0.0%
Portugal 0.4%		2,147,015	0.4%
Singapore 1.3%		7,933,257	1.3%
South Africa 0.2%		1,207,417	0.2%
Spain 2.2%		13,452,158	2.2%
Banco de Sabadell SA	1,889,509	1,299,486	0.2%
Bankinter SA	223,987	1,147,891	0.2%
Enagas SA	72,958	1,332,226	0.2%
OTHER SECURITIES		9,672,555	1.6%
Sweden 2.5%		15,443,451	2.5%
Switzerland 7.1%		43,377,415	7.1%
Belimo Holding AG	3,480	1,320,088	0.2%
Clariant AG (A)	80,053	1,478,045	0.2%
Flughafen Zurich AG (A)	6,753	1,137,099	0.2%
Galenica AG (C)	17,196	1,209,212	0.2%
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Switzerland (continued)			7.1%
Georg Fischer AG	28,748	$1,557,647	0.3%
Helvetia Holding AG	12,955	1,427,918	0.2%
PSP Swiss Property AG	16,870	1,908,554	0.3%
Siegfried Holding AG (A)	1,421	1,133,980	0.2%
Swiss Prime Site AG	14,610	1,256,491	0.2%
OTHER SECURITIES		30,948,381	5.1%
Taiwan 0.0%		7,860	0.0%
United Arab Emirates 0.0%		152,529	0.0%
United Kingdom 11.3%		68,954,906	11.3%
Beazley PLC	206,218	1,391,487	0.2%
Drax Group PLC	150,318	1,108,827	0.2%
Inchcape PLC	125,230	1,099,661	0.2%
Man Group PLC	551,859	1,559,475	0.3%
Meggitt PLC (A)	160,510	1,487,608	0.3%
Tate & Lyle PLC	116,545	1,032,030	0.2%
OTHER SECURITIES		61,275,818	9.9%

United States 0.9%		5,285,528	0.9%
Preferred securities 0.3%		$1,562,524
(Cost $1,729,963)
Germany 0.3%		1,562,524	0.3%
Rights 0.0%		$12,972
(Cost $0)
Warrants 0.0%		$2,592
(Cost $0)

	Yield (%)	Shares	Value	% of Net Assets
Short-term investments 2.4%			$14,958,658
(Cost $14,958,371)
Short-term funds 2.4%			14,958,658	2.4%
John Hancock Collateral Trust (D)	2.3160 (E)	1,496,854	14,958,658	2.4%

Total investments (Cost $623,064,992) 101.2%	$617,889,054	101.2%
Other assets and liabilities, net (1.2%)	(7,586,580)	(1.2)%
Total net assets 100.0%	$610,302,474	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-22.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	13

(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 8-31-22.
14	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	35	Long	Sep 2022	$3,253,998	$3,196,550	$(57,448)
						$(57,448)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 8-31-22, the aggregate cost of investments for federal income tax purposes was $633,960,952. Net unrealized depreciation aggregated to $16,129,346, of which $115,435,810 related to gross unrealized appreciation and $131,565,156 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	15

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-22

Assets
Unaffiliated investments, at value (Cost $608,106,621) including $22,661,132 of securities loaned	$602,930,396
Affiliated investments, at value (Cost $14,958,371)	14,958,658
Total investments, at value (Cost $623,064,992)	617,889,054
Cash	3,534,733
Foreign currency, at value (Cost $1,721,252)	1,712,963
Collateral held at broker for futures contracts	148,703
Dividends and interest receivable	2,198,694
Receivable for fund shares sold	185,734
Receivable for investments sold	271,865
Receivable for securities lending income	40,144
Other assets	74,068
Total assets	626,055,958
Liabilities
Payable for futures variation margin	23,126
Payable for investments purchased	308,520
Payable for fund shares repurchased	233,389
Payable upon return of securities loaned	14,986,743
Payable to affiliates
Accounting and legal services fees	22,969
Transfer agent fees	7,106
Trustees’ fees	567
Other liabilities and accrued expenses	171,064
Total liabilities	15,753,484
Net assets	$610,302,474
Net assets consist of
Paid-in capital	$609,792,537
Total distributable earnings (loss)	509,937
Net assets	$610,302,474

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($53,005,063 ÷ 5,673,835 shares)[1]	$9.34
Class C ($726,989 ÷ 77,827 shares)[1]	$9.34
Class I ($3,994,520 ÷ 427,520 shares)	$9.34
Class R6 ($61,499,720 ÷ 6,576,415 shares)	$9.35
Class NAV ($491,076,182 ÷ 52,523,441 shares)	$9.35
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$9.83

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
16	JOHN HANCOCK International Small Company Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-22

Investment income
Dividends	$25,267,893
Interest	9,642
Securities lending	551,902
Less foreign taxes withheld	(2,219,981)
Total investment income	23,609,456
Expenses
Investment management fees	6,406,565
Distribution and service fees	202,976
Accounting and legal services fees	112,349
Transfer agent fees	84,550
Trustees’ fees	12,856
Custodian fees	406,766
State registration fees	75,310
Printing and postage	27,139
Professional fees	102,794
Other	46,055
Total expenses	7,477,360
Less expense reductions	(66,711)
Net expenses	7,410,649
Net investment income	16,198,807
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	26,170,002
Affiliated investments	(12,863)
Capital gain distributions received from affiliated investments	3,716
Futures contracts	(575,610)
25,585,245
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(239,134,112)
Affiliated investments	(9,108)
Futures contracts	(150,390)
(239,293,610)
Net realized and unrealized loss	(213,708,365)
Decrease in net assets from operations	$(197,509,558)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Small Company Fund	17

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-22	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$16,198,807	$10,650,900
Net realized gain	25,585,245	68,254,249
Change in net unrealized appreciation (depreciation)	(239,293,610)	178,381,635
Increase (decrease) in net assets resulting from operations	(197,509,558)	257,286,784
Distributions to shareholders
From earnings
Class A	(7,301,245)	(1,449,385)
Class C	(110,173)	(24,911)
Class I	(206,842)	(20,078)
Class R6	(8,215,898)	(1,857,867)
Class NAV	(75,854,795)	(19,892,934)
Total distributions	(91,688,953)	(23,245,175)
From fund share transactions	6,759,364	(141,938,989)
Total increase (decrease)	(282,439,147)	92,102,620
Net assets
Beginning of year	892,741,621	800,639,001
End of year	$610,302,474	$892,741,621
18	JOHN HANCOCK International Small Company Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$13.64	$10.38	$10.08	$12.51	$12.33
Net investment income[1]	0.19	0.11	0.12	0.16	0.17
Net realized and unrealized gain (loss) on investments	(3.12)	3.45	0.62	(1.66)	0.22
Total from investment operations	(2.93)	3.56	0.74	(1.50)	0.39
Less distributions
From net investment income	(0.29)	(0.15)	(0.20)	(0.12)	(0.21)
From net realized gain	(1.08)	(0.15)	(0.24)	(0.81)	—
Total distributions	(1.37)	(0.30)	(0.44)	(0.93)	(0.21)
Net asset value, end of period	$9.34	$13.64	$10.38	$10.08	$12.51
Total return (%)[2,3]	(23.36)	34.74	7.13	(11.32)	3.11
Ratios and supplemental data
Net assets, end of period (in millions)	$53	$72	$52	$53	$55
Ratios (as a percentage of average net assets):
Expenses before reductions	1.34	1.41	1.48	1.48	1.49
Expenses including reductions	1.34	1.39	1.39	1.39	1.39
Net investment income	1.71	0.88	1.17	1.49	1.31
Portfolio turnover (%)	14	12	22	15	19

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Small Company Fund	19

CLASS C SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$13.63	$10.37	$10.09	$12.48	$12.31
Net investment income[1]	0.11	0.02	0.04	0.07	0.06
Net realized and unrealized gain (loss) on investments	(3.12)	3.46	0.60	(1.63)	0.23
Total from investment operations	(3.01)	3.48	0.64	(1.56)	0.29
Less distributions
From net investment income	(0.20)	(0.07)	(0.12)	(0.02)	(0.12)
From net realized gain	(1.08)	(0.15)	(0.24)	(0.81)	—
Total distributions	(1.28)	(0.22)	(0.36)	(0.83)	(0.12)
Net asset value, end of period	$9.34	$13.63	$10.37	$10.09	$12.48
Total return (%)[2,3]	(23.89)	33.76	6.24	(11.95)	2.31
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.04	2.11	2.18	2.18	2.19
Expenses including reductions	2.04	2.10	2.17	2.17	2.18
Net investment income	0.97	0.15	0.39	0.66	0.44
Portfolio turnover (%)	14	12	22	15	19

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
20	JOHN HANCOCK International Small Company Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$13.65	$10.37	$10.08	$12.51	$12.33
Net investment income[1]	0.21	0.15	0.13	0.13	0.09
Net realized and unrealized gain (loss) on investments	(3.11)	3.45	0.62	(1.60)	0.33
Total from investment operations	(2.90)	3.60	0.75	(1.47)	0.42
Less distributions
From net investment income	(0.33)	(0.17)	(0.22)	(0.15)	(0.24)
From net realized gain	(1.08)	(0.15)	(0.24)	(0.81)	—
Total distributions	(1.41)	(0.32)	(0.46)	(0.96)	(0.24)
Net asset value, end of period	$9.34	$13.65	$10.37	$10.08	$12.51
Total return (%)[2]	(23.17)	35.21	7.24	(11.07)	3.32
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$2	$1	$2	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	1.11	1.18	1.19	1.19
Expenses including reductions	1.04	1.10	1.17	1.19	1.18
Net investment income	1.94	1.19	1.27	1.24	0.75
Portfolio turnover (%)	14	12	22	15	19

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Small Company Fund	21

CLASS R6 SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$13.66	$10.38	$10.08	$12.51	$12.33
Net investment income[1]	0.24	0.15	0.15	0.19	0.28
Net realized and unrealized gain (loss) on investments	(3.13)	3.46	0.63	(1.65)	0.15
Total from investment operations	(2.89)	3.61	0.78	(1.46)	0.43
Less distributions
From net investment income	(0.34)	(0.18)	(0.24)	(0.16)	(0.25)
From net realized gain	(1.08)	(0.15)	(0.24)	(0.81)	—
Total distributions	(1.42)	(0.33)	(0.48)	(0.97)	(0.25)
Net asset value, end of period	$9.35	$13.66	$10.38	$10.08	$12.51
Total return (%)[2]	(23.06)	35.30	7.45	(10.97)	3.41
Ratios and supplemental data
Net assets, end of period (in millions)	$61	$78	$63	$61	$68
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94	1.01	1.07	1.08	1.10
Expenses including reductions	0.93	1.00	1.06	1.07	1.09
Net investment income	2.12	1.27	1.51	1.80	2.17
Portfolio turnover (%)	14	12	22	15	19

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
22	JOHN HANCOCK International Small Company Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$13.66	$10.38	$10.08	$12.51	$12.33
Net investment income[1]	0.24	0.15	0.15	0.21	0.20
Net realized and unrealized gain (loss) on investments	(3.12)	3.46	0.63	(1.67)	0.23
Total from investment operations	(2.88)	3.61	0.78	(1.46)	0.43
Less distributions
From net investment income	(0.35)	(0.18)	(0.24)	(0.16)	(0.25)
From net realized gain	(1.08)	(0.15)	(0.24)	(0.81)	—
Total distributions	(1.43)	(0.33)	(0.48)	(0.97)	(0.25)
Net asset value, end of period	$9.35	$13.66	$10.38	$10.08	$12.51
Total return (%)[2]	(23.04)	35.31	7.47	(10.96)	3.42
Ratios and supplemental data
Net assets, end of period (in millions)	$491	$740	$684	$637	$499
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	1.00	1.05	1.07	1.08
Expenses including reductions	0.92	0.99	1.05	1.06	1.07
Net investment income	2.13	1.28	1.53	1.97	1.56
Portfolio turnover (%)	14	12	22	15	19

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Small Company Fund	23

Notes to financial statements
Note 1—Organization
John Hancock International Small Company Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
24	JOHN HANCOCK International Small Company Fund | ANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2022, by major security category or type:
	Total value at 8-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$40,221,618	$579,085	$39,429,978	$212,555
Austria	8,479,120	—	8,479,120	—
Belgium	9,335,012	—	9,335,012	—
Bermuda	904,423	—	904,423	—
Cambodia	280,240	—	280,240	—
Canada	73,835,810	73,702,006	133,797	7
Chile	11,115	11,115	—	—
China	284,589	—	284,589	—
Denmark	14,952,147	—	14,952,147	—
Faeroe Islands	23,861	—	23,861	—
Finland	13,361,383	—	13,361,383	—
France	26,471,032	—	26,462,760	8,272
Gabon	40,896	—	40,896	—
Georgia	450,899	—	450,899	—
Germany	32,611,817	—	32,611,817	—
ANNUAL REPORT | JOHN HANCOCK International Small Company Fund	25

	Total value at 8-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Gibraltar	$159,806	—	$159,806	—
Greece	46,671	—	46,637	$34
Greenland	25,773	—	25,773	—
Hong Kong	13,864,517	$26,201	13,700,471	137,845
Ireland	4,306,875	—	4,306,875	—
Isle of Man	662,354	—	662,354	—
Israel	11,389,809	167,597	11,222,212	—
Italy	19,008,512	—	19,008,512	—
Japan	146,192,101	—	146,192,101	—
Jersey, Channel Islands	545,852	—	545,852	—
Liechtenstein	398,439	—	398,439	—
Luxembourg	3,013,178	—	3,013,178	—
Macau	74,445	—	74,445	—
Malaysia	84,709	—	84,709	—
Malta	32,738	—	32,738	—
Monaco	37,423	—	37,423	—
Mongolia	30,085	—	30,085	—
Netherlands	13,197,232	—	13,197,232	—
New Zealand	3,033,269	—	3,033,269	—
Norway	5,908,712	—	5,908,712	—
Peru	81,134	—	81,134	—
Philippines	33,176	—	33,176	—
Portugal	2,147,015	—	2,147,015	—
Singapore	7,933,257	—	7,839,412	93,845
South Africa	1,207,417	—	1,207,417	—
Spain	13,452,158	—	13,452,158	—
Sweden	15,443,451	—	15,443,451	—
Switzerland	43,377,415	—	43,377,415	—
Taiwan	7,860	—	7,860	—
United Arab Emirates	152,529	92,647	59,882	—
United Kingdom	68,954,906	22,835	68,893,975	38,096
United States	5,285,528	2,180,049	3,105,479	—
Preferred securities	1,562,524	—	1,562,524	—
Rights	12,972	—	12,972	—
Warrants	2,592	609	1,983	—
Short-term investments	14,958,658	14,958,658	—	—
Total investments in securities	$617,889,054	$91,740,802	$525,657,598	$490,654
Derivatives:
Liabilities
Futures	$(57,448)	$(57,448)	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
26	JOHN HANCOCK International Small Company Fund | ANNUAL REPORT

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2022, the fund loaned securities valued at $22,661,132 and received $14,986,743 of cash collateral.
In addition, non-cash collateral of approximately $9,640,161 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
ANNUAL REPORT | JOHN HANCOCK International Small Company Fund	27

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2022, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2022 were $6,179.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, net capital losses of $2,026,844 that are a result of security transactions occurring after October 31, 2021, are treated as occurring on September 1, 2022, the first day of the fund’s next taxable year.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
28	JOHN HANCOCK International Small Company Fund | ANNUAL REPORT

The tax character of distributions for the years ended August 31, 2022 and 2021 was as follows:
	August 31, 2022	August 31, 2021
Ordinary income	$34,094,337	$21,970,199
Long-term capital gains	57,594,616	1,274,976
Total	$91,688,953	$23,245,175
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2022, the components of distributable earnings on a tax basis consisted of $6,798,943 of undistributed ordinary income and $11,984,999 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies and wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the
ANNUAL REPORT | JOHN HANCOCK International Small Company Fund	29

Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2022, the fund used futures contracts to equitize cash balances. The fund held futures contracts with USD notional values ranging up to $3.6 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2022 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(57,448)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2022:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Equity	$(575,610)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2022:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Equity	$(150,390)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. Effective March 1, 2022, the fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to 0.800% of the fund’s aggregate net assets. Prior to March 1, 2022, the fund had an investment management agreement with the Advisor under which the fund paid a daily management fee to the Advisor equivalent on an
30	JOHN HANCOCK International Small Company Fund | ANNUAL REPORT

annual basis to 0.850% of the fund’s aggregate net assets. Aggregate net assets include the net assets of the fund and International Small Company Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which expenses of Class A shares exceed 1.39% of average daily net assets attributable to the class. For purposes of this agreement, “expenses of Class A shares” means all expenses of the class (including fund expenses attributable to the class), excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) underlying fund expenses (acquired fund fees), and (f) short dividend expense. This agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$5,541
Class C	84
Class I	175
Class	Expense reduction
Class R6	$6,131
Class NAV	54,780
Total	$66,711

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2022, were equivalent to a net annual effective rate of 0.82% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
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Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $60,096 for the year ended August 31, 2022. Of this amount, $10,210 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $49,886 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2022, CDSCs received by the Distributor amounted to $2,046 and $22 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$193,255	$74,546
Class C	9,721	1,123
Class I	—	2,425
Class R6	—	6,456
Total	$202,976	$84,550
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$3,761,111	18	0.914%	$(1,719)
32	JOHN HANCOCK International Small Company Fund | ANNUAL REPORT

Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2022 and 2021 were as follows:
	Year Ended 8-31-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	886,682	$10,285,372	1,029,808	$12,840,638
Distributions reinvested	637,663	7,301,245	124,625	1,449,385
Repurchased	(1,119,663)	(12,435,507)	(942,936)	(11,320,466)
Net increase	404,682	$5,151,110	211,497	$2,969,557
Class C shares
Sold	1,830	$20,877	4,671	$56,134
Distributions reinvested	9,441	108,668	2,133	24,911
Repurchased	(23,703)	(267,149)	(38,154)	(475,292)
Net decrease	(12,432)	$(137,604)	(31,350)	$(394,247)
Class I shares
Sold	400,208	$4,066,341	88,300	$1,134,817
Distributions reinvested	18,097	206,842	1,729	20,078
Repurchased	(111,766)	(1,197,500)	(34,064)	(416,040)
Net increase	306,539	$3,075,683	55,965	$738,855
Class R6 shares
Sold	1,366,621	$15,383,276	1,122,369	$13,840,179
Distributions reinvested	718,801	8,215,898	159,880	1,857,805
Repurchased	(1,234,797)	(13,771,892)	(1,583,667)	(18,858,849)
Net increase (decrease)	850,625	$9,827,282	(301,418)	$(3,160,865)
Class NAV shares
Sold	873,610	$10,490,898	543,350	$6,756,585
Distributions reinvested	6,636,465	75,854,795	1,713,431	19,892,934
Repurchased	(9,154,917)	(97,502,800)	(13,985,510)	(168,741,808)
Net decrease	(1,644,842)	$(11,157,107)	(11,728,729)	$(142,092,289)
Total net increase (decrease)	(95,428)	$6,759,364	(11,794,035)	$(141,938,989)
Affiliates of the fund owned 100% of shares of Class NAV on August 31, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $104,774,041 and $174,062,885, respectively, for the year ended August 31, 2022.
ANNUAL REPORT | JOHN HANCOCK International Small Company Fund	33

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2022, funds within the John Hancock group of funds complex held 80.5% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	30.9%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	15.4%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	14.2%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,496,854	$16,515,754	$99,226,320	$(100,761,445)	$(12,863)	$(9,108)	$551,902	$3,716	$14,958,658

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
34	JOHN HANCOCK International Small Company Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock International Small Company Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock International Small Company Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 11, 2022
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	35

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2022.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Income derived from foreign sources was $25,256,734. The fund intends to pass through foreign tax credits of $2,001,075.
The fund paid $57,594,616 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2022 Form 1099-DIV in early 2023. This will reflect the tax character of all distributions paid in calendar year 2022.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
36	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Dimensional Fund Advisors LP (the Subadvisor), for John Hancock International Small Company Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	37

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
38	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-year period and underperformed for the three-, five- and ten-year periods ended December 31, 2021. The Board also noted that the fund outperformed its peer group median for the one- and three-year periods, underperformed its peer group median for the five-year period, and performed in line with its peer group median for the ten-year period ended December 31, 2021. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the three-, five- and ten-year periods relative to the benchmark index and relative to the peer group median for the five-year period, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are equal to the peer group median and net total expenses for the fund are lower than the peer group median.
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	39

The Board took into account management’s discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
40	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	the Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	41

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed where appropriate;
(3)	subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.
***
42	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	43

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock International Small Company Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Dimensional Fund Advisors LP (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
44	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	45

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	192
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	192
Trustee
Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2005	192
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham,[2] Born: 1944	2012	192
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	192
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present).
Grace K. Fey, Born: 1946	2008	192
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
46	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Dean C. Garfield,* Born: 1968	2022	192
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017).
Deborah C. Jackson, Born: 1952	2012	192
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	192
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009).
Steven R. Pruchansky, Born: 1944	2012	192
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	192
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	47

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	192
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	192
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	192
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).
Paul Lorentz,† Born: 1968	2022	192
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016).

48	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	49

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Dimensional Fund Advisors LP
Portfolio Managers
Jed S. Fogdall
Arun Keswani, CFA
Joel P. Schneider
Bhanu P. Singh
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
50	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
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ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
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Multimanager Lifestyle Portfolios
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CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock International Small Company Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2406944	424A 8/22
10/2022

Annual report
John Hancock
Multi-Asset High Income Fund
Asset allocation
August 31, 2022

A message to shareholders
Dear shareholder,
Both stocks and bonds posted negative returns during the 12 months ended August 31, 2022, leaving investors with few places to hide. Persistent inflation and rising interest rates were the primary drivers of the downturn in both asset classes. Inflation—which had already begun to move higher throughout 2021—was exacerbated by Russia’s invasion of Ukraine in February 2022, as well as the sanctions and additional supply chain disruptions that followed. Central banks responded to the price pressures by winding down their stimulative quantitative easing programs and beginning to raise rates aggressively, leading to poor performance and high volatility for nearly all segments of the financial markets.
Bonds suffered historically weak returns, with emerging-market debt and longer-term issues bearing the brunt of the weakness. In the equity market, growth stocks—which had led the way higher throughout the rally in 2021—were notable underperformers in the subsequent downturn. On the other hand, the energy sector and many oil-producing nations generally posted gains behind impressive strength in the related commodities.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multi-Asset High Income Fund

2	Your fund at a glance
5	Management’s discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund’s investments
32	Financial statements
36	Financial highlights
41	Notes to financial statements
54	Report of independent registered public accounting firm
55	Tax information
56	Evaluation of advisory and subadvisory agreements by the Board of Trustees
63	Statement regarding liquidity risk management
65	Trustees and Officers
69	More information
ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide a high level of current income with consideration for capital appreciation and preservation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/2022 (%)

The Primary Blended Index comprises 20% MSCI USA High Dividend Yield Index, 10% MSCI World ex–USA High Dividend Yield Index, 25% Bloomberg U.S. Aggregate Credit – Corporate Investment Grade Index, and 45% Bloomberg Global High Yield (USD Hedged) Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The financial markets performed poorly for the period
Both stocks and bonds experienced considerable weakness at a time characterized by high inflation, rising interest rates, and elevated geopolitical risk.
The fund outperformed its primary blended benchmark
While posting a loss, the fund’s allocations to dividend stocks contributed to relative performance, as did its options strategy.
The fund’s fixed-income portfolio was the primary detractor
Not only did bonds produce poor returns during the period, but the fund’s allocation to Asia lagged relative to the overall market.
PORTFOLIO COMPOSITION AS OF 8/31/2022 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	3

COUNTRY COMPOSITION AS OF 8/31/2022 (% of net assets)
United States	63.1
Japan	2.8
Mexico	2.7
Hong Kong	2.5
Canada	2.5
Luxembourg	2.1
United Kingdom	2.0
Singapore	1.7
China	1.7
Ireland	1.7
Other countries	17.2
TOTAL	100.0
4	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT

Management’s discussion of fund performance
Can you describe the investment conditions during the 12 months ended August 31, 2022?
Both stocks and bonds posted negative returns for the period, leaving investors with few places to hide. Persistent inflation and rising interest rates were the primary drivers of the downturn in both asset classes. Inflation—which had already begun to move higher throughout 2021—was exacerbated by Russia’s invasion of Ukraine in February 2022, as well as the sanctions and additional supply chain disruptions that followed. Central banks responded to the price pressures by winding down their stimulative quantitative easing programs and beginning to raise rates aggressively, leading to poor performance and high volatility for nearly all segments of the financial markets. Bonds suffered historically weak returns, with losses for both rate- and credit-sensitive investments.
What factors drove performance in the period?
At the end of the period, the fund held approximately 65% of its net assets in a multi-sector fixed-income allocation that invests in the global credit sectors and has allocations to emerging-market debt and high-yield bonds. This segment of the fund was a net detractor, due largely to its positioning in Asia.
The fund’s holdings in emerging markets outside of Asia had a negative absolute return and finished closely in line with the primary benchmark, a blend of 20% MSCI USA High Dividend Yield Index, 10% MSCI World ex-USA High Dividend Yield Index, 25% Bloomberg U.S. Aggregate Credit-Corporate Investment Grade Index, and 45% Bloomberg Global High Yield (USD Hedged) Index.
TOP 5 EQUITY HOLDINGS AS OF 8/31/2022 (% of net assets)
The AES Corp.	0.7
Algonquin Power & Utilities Corp.	0.6
Campbell Soup Company	0.5
The J.M. Smucker Company	0.5
Cardinal Health, Inc.	0.4
TOTAL	2.7
Cash and cash equivalents are not included.
TOP 5 BOND ISSUERS AS OF 8/31/2022 (% of net assets)
Petroleos Mexicanos	1.0
Bank of America Corp.	0.9
Carnival Corp.	0.7
Prudential Financial, Inc.	0.6
SoftBank Group Corp.	0.5
TOTAL	3.7
Cash and cash equivalents are not included.
ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	5

The fund had an approximate one-third weighting in equities at the end of the period through a passively managed portfolio that uses a quantitative approach to invest in higher-quality, higher-yielding stocks globally. This portion of the fund, while finishing with a slightly negative absolute return, comfortably outperformed the benchmark. Dividend-paying stocks were boosted by their high current cash flows (a positive when rates are increasing), as well as the category’s weighting in the strong-performing energy sector. Dividend payers gained an additional boost from investors’ preference for more defensive companies at a time of elevated risk.
The fund also had an allocation to an options strategy that uses a combination of covered calls and collateralized puts. In the covered call strategy, the fund writes call options, collects the income, and holds the underlying equities (which enhances the fund’s income but limits its participation in the stocks’ potential upside). With respect to the collateralized puts, we sell put options on sectors, regions, and countries, while holding the cash as collateral. In total, the options strategy is intended to help increase income and reduce the volatility of the fund’s yield. We also used options to implement our tactical top-down views at various times throughout the period. In total, the options strategy—while posting a loss in absolute terms—strongly outperformed the benchmark.
MANAGED BY

Nathan W. Thooft, CFA
Christopher Walsh, CFA
John F. Addeo, CFA
Geoffrey Kelley, CFA
Caryn E. Rothman, CFA
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
6	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	Since inception (11-14-14)	5-year	Since inception (11-14-14)	as of 8-31-22	as of 8-31-22
Class A	-13.31	1.16	2.05	5.93	17.14	5.08	4.93
Class C	-10.70	1.35	1.90	6.96	15.80	4.55	4.40
Class I1	-8.96	2.39	2.95	12.53	25.40	5.58	5.43
Class R6[1]	-8.85	2.49	3.06	13.10	26.52	5.70	5.55
Class NAV[1,2]	-8.81	1.86	2.23	9.67	18.73	5.71	5.56
Index 1††	-11.52	0.52	1.31	2.62	10.69	—	—
Index 2††	-15.08	7.85	7.53	45.95	76.10	—	—
Index 3††	-11.69	2.53	3.79	13.33	33.61	—	—
Index 4††	-12.40	2.95	3.37	15.66	29.50	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the increase in the maximum sales charge from 4.0% to 4.5%, effective 6-4-20. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6 and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.00	1.75	0.75	0.65	0.64
Net (%)	0.88	1.63	0.63	0.53	0.52
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index 1 is the Bloomberg U.S. Aggregate Bond Index; Index 2 is the MSCI World Index; Index 3 is the Primary Blended Index; Index 4 is the Secondary Blended Index.
See the following page for footnotes.
ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Multi-Asset High Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two blended indexes and two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)	Index 4 ($)
Class C3	11-14-14	11,580	11,580	11,069	17,610	13,361	12,950
Class I1	11-14-14	12,540	12,540	11,069	17,610	13,361	12,950
Class R6[1]	11-14-14	12,652	12,652	11,069	17,610	13,361	12,950
Class NAV[1,2]	11-14-14	11,873	11,873	11,069	17,610	13,361	12,950
The values shown in the chart for “Class A shares with maximum sales charge” have been adjusted to reflect the increase in the maximum sales charge from 4.0% to 4.5%, effective 6-4-20.
The Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
The Primary Blended Index comprises 20% MSCI USA High Dividend Yield Index, 10% MSCI World ex–USA High Dividend Yield Index, 25% Bloomberg U.S. Aggregate Credit – Corporate Investment Grade Index, and 45% Bloomberg Global High Yield (USD Hedged) Index.
The Secondary Blended Index comprises 70% Bloomberg U.S. Aggregate Bond Index and 30% MSCI World Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the portfolio’s prospectuses.
[2]	Class NAV shares were first offered on 6-4-20. Returns prior to this date are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
8	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2022, with the same investment held until August 31, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2022, with the same investment held until August 31, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2022	Ending value on 8-31-2022	Expenses paid during period ended 8-31-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$940.70	$4.35	0.89%
	Hypothetical example	1,000.00	1,020.70	4.53	0.89%
Class C	Actual expenses/actual returns	1,000.00	936.60	8.01	1.64%
	Hypothetical example	1,000.00	1,016.90	8.34	1.64%
Class I	Actual expenses/actual returns	1,000.00	941.00	3.13	0.64%
	Hypothetical example	1,000.00	1,022.00	3.26	0.64%
Class R6	Actual expenses/actual returns	1,000.00	942.60	2.60	0.53%
	Hypothetical example	1,000.00	1,022.50	2.70	0.53%
Class NAV	Actual expenses/actual returns	1,000.00	942.40	2.55	0.52%
	Hypothetical example	1,000.00	1,022.60	2.65	0.52%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
10	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT

Fund’s investments
AS OF 8-31-22
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 0.6%					$683,329
(Cost $933,718)
Argentina 0.2%					204,649
Republic of Argentina Bond (3.500% to 7-9-29, then 4.875% thereafter)	3.500	07-09-41		780,000	204,649
Bahrain 0.1%					170,978
Kingdom of Bahrain Bond (A)	5.450	09-16-32		200,000	170,978
Colombia 0.3%					307,702
Republic of Colombia Bond	6.125	01-18-41		385,000	307,702

Corporate bonds 55.1%					$68,570,453
(Cost $80,857,589)
Communication services 8.9%					11,040,256
Diversified telecommunication services 2.9%
C&W Senior Financing DAC (A)	6.875	09-15-27		440,000	390,500
Cable Onda SA (A)	4.500	01-30-30		200,000	176,500
Cellnex Telecom SA	1.875	06-26-29	EUR	400,000	322,777
Connect Finco SARL (A)	6.750	10-01-26		300,000	275,094
IHS Holding, Ltd. (A)	6.250	11-29-28		210,000	177,719
Iliad Holding SASU (A)	5.125	10-15-26	EUR	125,000	118,702
Iliad Holding SASU (A)	6.500	10-15-26		315,000	287,841
Kenbourne Invest SA	4.700	01-22-28		200,000	160,908
Level 3 Financing, Inc. (A)	4.250	07-01-28		210,000	174,563
Network i2i, Ltd. (5.650% to 1-15-25, then 5 Year CMT + 4.274%) (B)	5.650	01-15-25		200,000	191,250
PPF Telecom Group BV	3.125	03-27-26	EUR	325,000	304,284
Telecom Italia Capital SA	6.000	09-30-34		400,000	315,824
Telesat Canada (A)	5.625	12-06-26		315,000	183,641
Total Play Telecomunicaciones SA de CV (A)	6.375	09-20-28		260,000	204,750
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25		300,000	270,000
Zayo Group Holdings, Inc. (A)	6.125	03-01-28		130,000	99,551
Entertainment 0.7%
AMC Entertainment Holdings, Inc. (A)	10.000	06-15-26		230,000	184,863
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29		350,000	277,214
ROBLOX Corp. (A)	3.875	05-01-30		235,000	196,030
WMG Acquisition Corp. (A)	3.000	02-15-31		225,000	178,594
Interactive media and services 0.7%
Arches Buyer, Inc. (A)	6.125	12-01-28		284,000	222,145
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Interactive media and services (continued)
Match Group Holdings II LLC (A)	4.125	08-01-30		270,000	$223,410
TripAdvisor, Inc. (A)	7.000	07-15-25		390,000	383,015
Media 3.5%
Altice Financing SA (A)	4.250	08-15-29	EUR	100,000	80,982
Altice Financing SA (A)	5.750	08-15-29		255,000	205,402
Altice France Holding SA (A)	6.000	02-15-28		550,000	372,952
CCO Holdings LLC	4.500	05-01-32		400,000	324,592
CSC Holdings LLC (A)	6.500	02-01-29		200,000	184,047
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30		500,000	408,253
iHeartCommunications, Inc.	8.375	05-01-27		250,000	220,195
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		245,000	210,700
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27		378,000	356,772
National CineMedia LLC (A)	5.875	04-15-28		230,000	160,747
News Corp. (A)	5.125	02-15-32		111,000	102,120
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999%)	6.375	03-30-62		720,000	662,315
Radiate Holdco LLC (A)	6.500	09-15-28		400,000	297,896
Stagwell Global LLC (A)	5.625	08-15-29		240,000	203,532
Townsquare Media, Inc. (A)	6.875	02-01-26		112,000	104,785
Virgin Media Finance PLC (A)	5.000	07-15-30		400,000	315,980
VTR Comunicaciones SpA (A)	4.375	04-15-29		220,000	137,775
Wireless telecommunication services 1.1%
Millicom International Cellular SA (A)	6.250	03-25-29		373,500	353,583
SoftBank Group Corp.	5.125	09-19-27		265,000	225,981
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)	6.875	07-19-27		500,000	438,750
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	420,000	353,722
Consumer discretionary 8.1%					10,060,817
Automobiles 0.6%
Ford Motor Company	3.250	02-12-32		71,000	55,457
Ford Motor Company	5.291	12-08-46		400,000	321,000
Ford Motor Credit Company LLC	4.063	11-01-24		400,000	388,292
Diversified consumer services 1.1%
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26		325,000	308,984
King Talent Management, Ltd. (5.600% to 12-4-22, then 5 Year CMT + 3.521%) (B)	5.600	12-04-22		200,000	192,000
Sotheby’s (A)	7.375	10-15-27		500,000	471,360
Stena International SA (A)	6.125	02-01-25		400,000	386,000
12	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 5.3%
Affinity Gaming (A)	6.875	12-15-27		305,000	$264,857
Allwyn International AS (A)	3.875	02-15-27	EUR	450,000	400,460
Carnival Corp. (A)	5.750	03-01-27		230,000	178,825
Carnival Corp. (A)	6.000	05-01-29		662,000	501,895
Carnival Corp. (A)	7.625	03-01-26		110,000	93,649
CEC Entertainment LLC (A)	6.750	05-01-26		260,000	236,600
Choice Hotels International, Inc.	3.700	12-01-29		260,000	230,183
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		245,000	197,792
Hilton Grand Vacations Borrower Escrow LLC (A)	5.000	06-01-29		370,000	327,382
International Game Technology PLC (A)	4.125	04-15-26		260,000	238,336
International Game Technology PLC (A)	5.250	01-15-29		440,000	411,396
Melco Resorts Finance, Ltd.	4.875	06-06-25		200,000	153,040
MGM Resorts International	6.750	05-01-25		425,000	424,520
Mohegan Gaming & Entertainment (A)	8.000	02-01-26		490,000	431,078
New Red Finance, Inc. (A)	4.375	01-15-28		280,000	250,310
Premier Entertainment Sub LLC (A)	5.875	09-01-31		380,000	265,555
Resorts World Las Vegas LLC (A)	4.625	04-16-29		500,000	409,120
Resorts World Las Vegas LLC	4.625	04-16-29		200,000	163,648
Sands China, Ltd.	5.625	08-08-25		200,000	182,120
Studio City Company, Ltd. (A)	7.000	02-15-27		200,000	168,255
Travel + Leisure Company (A)	4.500	12-01-29		175,000	142,271
Travel + Leisure Company	6.600	10-01-25		130,000	130,906
Travel + Leisure Company (A)	6.625	07-31-26		280,000	271,340
Wynn Macau, Ltd.	4.875	10-01-24		200,000	159,838
Yum! Brands, Inc. (A)	4.750	01-15-30		420,000	382,725
Household durables 0.3%
KB Home	4.000	06-15-31		251,000	197,993
KB Home	7.250	07-15-30		80,000	76,850
TopBuild Corp. (A)	3.625	03-15-29		130,000	109,334
Internet and direct marketing retail 0.5%
MercadoLibre, Inc.	3.125	01-14-31		400,000	314,320
Prosus NV (A)	2.031	08-03-32	EUR	170,000	117,780
Prosus NV (A)	3.832	02-08-51		200,000	124,680
Multiline retail 0.2%
Golden Eagle Retail Group, Ltd.	4.625	05-21-23		200,000	189,014
Macy’s Retail Holdings LLC (A)	5.875	03-15-30		25,000	21,375
Macy’s Retail Holdings LLC (A)	6.125	03-15-32		25,000	20,760
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.1%
Group 1 Automotive, Inc. (A)	4.000	08-15-28	175,000	$149,517
Consumer staples 1.9%				2,337,330
Food and staples retailing 0.3%
Performance Food Group, Inc. (A)	4.250	08-01-29	150,000	128,442
U.S. Foods, Inc. (A)	4.750	02-15-29	195,000	173,787
Food products 1.1%
BRF SA (A)	5.750	09-21-50	200,000	142,100
Darling Ingredients, Inc. (A)	6.000	06-15-30	125,000	125,158
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30	228,000	205,485
MARB BondCo PLC (A)	3.950	01-29-31	215,000	169,581
Post Holdings, Inc. (A)	4.500	09-15-31	400,000	340,108
Ulker Biskuvi Sanayi AS (A)	6.950	10-30-25	505,000	356,793
Household products 0.3%
Edgewell Personal Care Company (A)	4.125	04-01-29	160,000	137,517
Edgewell Personal Care Company (A)	5.500	06-01-28	300,000	277,053
Personal products 0.2%
Natura Cosmeticos SA (A)	4.125	05-03-28	200,000	165,306
Oriflame Investment Holding PLC (A)	5.125	05-04-26	200,000	116,000
Energy 7.3%				9,036,896
Energy equipment and services 0.4%
Inkia Energy, Ltd. (A)	5.875	11-09-27	500,000	475,399
Oil, gas and consumable fuels 6.9%
Antero Midstream Partners LP (A)	5.375	06-15-29	190,000	174,213
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	180,000	162,000
Cheniere Energy Partners LP	3.250	01-31-32	125,000	100,063
Cheniere Energy Partners LP	4.000	03-01-31	230,000	201,538
Cheniere Energy Partners LP	4.500	10-01-29	143,000	131,678
Delek Logistics Partners LP (A)	7.125	06-01-28	185,000	172,846
Ecopetrol SA	5.875	05-28-45	185,000	127,674
Energean Israel Finance, Ltd. (A)	5.375	03-30-28	100,000	89,504
Energean Israel Finance, Ltd. (A)	5.875	03-30-31	190,000	164,677
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	510,000	464,075
EQM Midstream Partners LP (A)	4.750	01-15-31	205,000	177,296
EQM Midstream Partners LP (A)	7.500	06-01-30	218,000	216,433
Genesis Energy LP	7.750	02-01-28	215,000	199,297
Greenko Solar Mauritius, Ltd.	5.950	07-29-26	200,000	175,060
Hess Midstream Operations LP (A)	5.500	10-15-30	50,000	45,526
HPCL-Mittal Energy, Ltd.	5.450	10-22-26	200,000	189,694
14	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Indika Energy Capital IV Pte, Ltd.	8.250	10-22-25		300,000	$288,009
Inversiones Latin America Power, Ltda. (A)	5.125	06-15-33		195,890	107,748
Leviathan Bond, Ltd. (A)	6.750	06-30-30		410,000	388,106
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31		295,000	246,694
Medco Bell Pte, Ltd.	6.375	01-30-27		400,000	353,447
MEG Energy Corp. (A)	5.875	02-01-29		87,000	80,910
MPLX LP	4.950	09-01-32		120,000	116,265
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23		525,000	506,333
New Fortress Energy, Inc. (A)	6.500	09-30-26		330,000	312,626
NuStar Logistics LP	6.375	10-01-30		235,000	213,850
Occidental Petroleum Corp.	3.500	08-15-29		350,000	321,851
Occidental Petroleum Corp.	6.375	09-01-28		135,000	140,997
Occidental Petroleum Corp.	6.625	09-01-30		135,000	144,221
Parkland Corp. (A)	5.875	07-15-27		350,000	338,098
Petroleos Mexicanos	6.625	06-15-35		635,000	455,613
Petroleos Mexicanos	6.875	10-16-25		260,000	252,954
Petroleos Mexicanos	7.470	11-12-26	MXN	12,562,500	545,028
Southwestern Energy Company	4.750	02-01-32		95,000	84,679
Sunoco LP	4.500	04-30-30		132,000	112,596
Talos Production, Inc.	12.000	01-15-26		100,000	105,943
The Oil and Gas Holding Company BSCC (A)	7.500	10-25-27		450,000	458,670
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31		225,000	195,285
Financials 6.9%					8,636,500
Banks 4.3%
Axis Bank, Ltd. (4.100% to 9-8-26, then 5 Year CMT + 3.315%) (A)(B)	4.100	09-08-26		200,000	173,840
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)	6.100	03-17-25		650,000	643,905
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)	6.125	04-27-27		480,000	472,464
Barclays PLC (8.000% to 3-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29		550,000	532,125
Credit Agricole SA (4.750% to 3-23-29, then 5 Year CMT + 3.237%) (A)(B)	4.750	03-23-29		275,000	215,306
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)	8.125	12-23-25		385,000	393,695
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	15

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Freedom Mortgage Corp. (A)	6.625	01-15-27	140,000	$105,517
Freedom Mortgage Corp. (A)	8.250	04-15-25	254,000	219,742
HDFC Bank, Ltd. (3.700% to 8-25-26, then 5 Year CMT + 2.925%) (A)(B)	3.700	08-25-26	200,000	172,030
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	440,000	420,332
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (B)	4.600	02-01-25	420,000	369,180
Nordea Bank ABP (3.750% to 3-1-29, then 5 Year CMT + 2.602%) (A)(B)	3.750	03-01-29	735,000	543,120
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)	5.375	11-18-30	400,000	324,000
The Bank of East Asia, Ltd. (5.825% to 10-21-25, then 5 Year CMT + 5.527%) (B)	5.825	10-21-25	250,000	237,500
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)	6.000	05-15-27	245,000	238,263
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (B)	3.700	01-15-27	395,000	330,532
Capital markets 1.1%
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%)	3.742	01-07-33	200,000	142,099
Deutsche Bank AG (4.875% to 12-1-27, then 5 Year ICE Swap Rate + 2.553%)	4.875	12-01-32	425,000	361,028
Guangxi Financial Investment Group Company, Ltd.	3.600	11-18-23	400,000	366,086
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)	5.000	06-01-27	180,000	167,339
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (B)	5.375	06-01-25	300,000	298,125
Consumer finance 0.0%
Unifin Financiera SAB de CV (A)	9.875	01-28-29	475,000	66,548
Insurance 1.4%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (B)	6.000	06-01-25	400,000	398,111
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52	245,000	227,561
16	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance (continued)
Prudential Financial, Inc. (6.000% to 6-1-32, then 5 Year CMT + 3.234%)	6.000	09-01-52		500,000	$493,620
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(B)	6.500	11-13-26		800,000	626,000
Thrifts and mortgage finance 0.1%
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30		125,000	98,432
Health care 2.6%					3,212,555
Health care equipment and supplies 0.1%
Varex Imaging Corp. (A)	7.875	10-15-27		133,000	128,345
Health care providers and services 1.9%
Centene Corp.	3.375	02-15-30		515,000	441,613
DaVita, Inc. (A)	3.750	02-15-31		245,000	180,265
DaVita, Inc. (A)	4.625	06-01-30		500,000	402,520
HCA, Inc.	3.500	09-01-30		435,000	379,600
HealthEquity, Inc. (A)	4.500	10-01-29		135,000	118,738
Rede D’or Finance Sarl (A)	4.500	01-22-30		419,000	370,815
Select Medical Corp. (A)	6.250	08-15-26		330,000	315,698
U.S. Renal Care, Inc. (A)	10.625	07-15-27		250,000	118,189
Health care technology 0.2%
Change Healthcare Holdings LLC (A)	5.750	03-01-25		230,000	227,270
Pharmaceuticals 0.4%
Organon & Company (A)	5.125	04-30-31		295,000	258,125
Viatris, Inc.	4.000	06-22-50		420,000	271,377
Industrials 6.2%					7,718,351
Aerospace and defense 0.4%
Embraer Netherlands Finance BV (A)	6.950	01-17-28		265,000	264,205
Howmet Aerospace, Inc.	5.950	02-01-37		15,000	14,546
The Boeing Company	5.705	05-01-40		275,000	262,295
Air freight and logistics 0.4%
Simpar Europe SA (A)	5.200	01-26-31		200,000	162,302
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	1,190,000	181,447
XPO Logistics, Inc. (A)	6.250	05-01-25		122,000	123,422
Airlines 0.5%
American Airlines, Inc. (A)	5.750	04-20-29		210,000	189,575
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27		163,723	161,593
United Airlines, Inc. (A)	4.375	04-15-26		295,000	268,966
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	17

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Building products 0.4%
Builders FirstSource, Inc. (A)	5.000	03-01-30		500,000	$443,125
Commercial services and supplies 1.5%
Albion Financing 1 Sarl (A)	5.250	10-15-26	EUR	100,000	89,354
Albion Financing 1 Sarl (A)	6.125	10-15-26		200,000	178,118
Allied Universal Holdco LLC (A)	6.000	06-01-29		275,000	204,104
Allied Universal Holdco LLC (A)	6.625	07-15-26		330,000	308,976
APX Group, Inc. (A)	6.750	02-15-27		200,000	194,249
Cimpress PLC (A)	7.000	06-15-26		500,000	398,462
Elis SA	1.625	04-03-28	EUR	300,000	252,785
Prime Security Services Borrower LLC (A)	3.375	08-31-27		225,000	193,641
Construction and engineering 1.4%
Ellaktor Value PLC (A)	6.375	12-15-24	EUR	550,000	554,264
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29		300,000	239,900
IEA Energy Services LLC (A)	6.625	08-15-29		160,000	159,200
IHS Netherlands Holdco BV (A)	8.000	09-18-27		400,000	366,048
Picasso Finance Sub, Inc. (A)	6.125	06-15-25		211,000	211,425
Tutor Perini Corp. (A)	6.875	05-01-25		240,000	196,200
Electrical equipment 0.2%
Atkore, Inc. (A)	4.250	06-01-31		125,000	104,963
Vertiv Group Corp. (A)	4.125	11-15-28		199,000	172,135
Machinery 0.3%
HTA Group, Ltd. (A)	7.000	12-18-25		205,000	192,110
Madison IAQ LLC (A)	5.875	06-30-29		124,000	102,007
TK Elevator Holdco GmbH (A)	6.625	07-15-28	EUR	117,000	100,205
Road and rail 0.5%
Uber Technologies, Inc. (A)	8.000	11-01-26		600,000	606,164
Trading companies and distributors 0.2%
Alta Equipment Group, Inc. (A)	5.625	04-15-26		125,000	108,438
Ashtead Capital, Inc. (A)	5.500	08-11-32		200,000	196,235
Transportation infrastructure 0.4%
Adani Ports & Special Economic Zone, Ltd.	4.375	07-03-29		200,000	178,737
GMR Hyderabad International Airport, Ltd.	4.250	10-27-27		200,000	173,500
JSW Infrastructure, Ltd. (A)	4.950	01-21-29		200,000	165,655
Information technology 2.3%					2,827,917
Communications equipment 0.1%
CommScope, Inc. (A)	8.250	03-01-27		115,000	98,557
IT services 0.8%
Block, Inc.	3.500	06-01-31		500,000	411,365
18	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
IT services (continued)
Sixsigma Networks Mexico SA de CV (A)	7.500	05-02-25		650,000	$538,994
Semiconductors and semiconductor equipment 0.5%
Entegris Escrow Corp. (A)	4.750	04-15-29		324,000	297,963
Qorvo, Inc. (A)	3.375	04-01-31		330,000	264,198
Software 0.6%
Consensus Cloud Solutions, Inc. (A)	6.000	10-15-26		141,000	128,382
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28		275,000	245,951
NCR Corp. (A)	5.125	04-15-29		95,000	88,708
NCR Corp. (A)	5.250	10-01-30		185,000	170,842
Ziff Davis, Inc. (A)	4.625	10-15-30		180,000	153,450
Technology hardware, storage and peripherals 0.3%
Seagate HDD Cayman Company	4.125	01-15-31		300,000	245,820
Xerox Holdings Corp. (A)	5.500	08-15-28		210,000	183,687
Materials 4.9%					6,171,132
Chemicals 1.3%
Braskem Idesa SAPI (A)	6.990	02-20-32		400,000	310,000
Braskem Netherlands Finance BV (A)	5.875	01-31-50		285,000	232,275
Cydsa SAB de CV (A)	6.250	10-04-27		450,000	399,809
ICL Group, Ltd. (A)	6.375	05-31-38		400,000	393,136
SCIL IV LLC (A)	5.375	11-01-26		200,000	166,000
UPL Corp., Ltd. (5.250% to 2-27-25, then 5 Year CMT + 3.865%) (B)	5.250	02-27-25		200,000	148,800
Construction materials 0.9%
Cemex SAB de CV (A)	3.875	07-11-31		400,000	336,826
Standard Industries, Inc. (A)	5.000	02-15-27		210,000	192,053
West China Cement, Ltd.	4.950	07-08-26		400,000	302,799
Wienerberger AG	2.750	06-04-25	EUR	300,000	288,897
Containers and packaging 0.4%
Ardagh Packaging Finance PLC (A)	5.250	08-15-27		340,000	245,774
Clydesdale Acquisition Holdings, Inc. (A)	6.625	04-15-29		35,000	33,597
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30		150,000	130,430
Graham Packaging Company, Inc. (A)	7.125	08-15-28		120,000	103,045
Metals and mining 2.3%
ABJA Investment Company Pte, Ltd.	5.950	07-31-24		300,000	303,534
Adaro Indonesia PT	4.250	10-31-24		250,000	242,457
Chalieco Hong Kong Corp., Ltd. (5.000% to 5-21-23, then 3 Year CMT + 6.380%) (B)	5.000	05-21-23		200,000	198,000
Commercial Metals Company	3.875	02-15-31		195,000	161,854
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	19

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
First Quantum Minerals, Ltd. (A)	7.500	04-01-25	450,000	$442,913
Gold Fields Orogen Holdings BVI, Ltd. (A)	6.125	05-15-29	475,000	480,961
JSW Steel, Ltd. (A)	5.050	04-05-32	200,000	156,580
QVC, Inc.	4.375	09-01-28	37,000	28,080
Shandong Iron and Steel Xinheng International Company, Ltd.	6.850	09-25-22	200,000	199,100
Volcan Cia Minera SAA (A)	4.375	02-11-26	430,000	374,124
Yankuang Group Cayman, Ltd.	4.000	07-16-23	300,000	300,088
Real estate 2.8%				3,534,297
Equity real estate investment trusts 1.1%
American Tower Corp.	3.800	08-15-29	200,000	185,150
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	245,000	203,376
RHP Hotel Properties LP (A)	4.500	02-15-29	230,000	198,624
RLJ Lodging Trust LP (A)	3.750	07-01-26	142,000	127,394
RLJ Lodging Trust LP (A)	4.000	09-15-29	200,000	168,858
Uniti Group LP (A)	6.500	02-15-29	130,000	99,044
VICI Properties LP (A)	4.625	12-01-29	465,000	429,544
Real estate management and development 1.7%
Agile Group Holdings, Ltd.	6.050	10-13-25	200,000	76,818
Central China Real Estate, Ltd.	7.250	07-16-24	200,000	70,927
Central China Real Estate, Ltd.	7.900	11-07-23	200,000	77,328
China SCE Group Holdings, Ltd.	7.375	04-09-24	200,000	58,150
CIFI Holdings Group Company, Ltd.	6.000	07-16-25	200,000	102,221
Country Garden Holdings Company, Ltd.	3.125	10-22-25	200,000	95,971
Country Garden Holdings Company, Ltd.	5.625	01-14-30	350,000	151,845
Greenland Global Investment, Ltd.	6.750	03-03-24	400,000	148,000
Hopson Development Holdings, Ltd.	6.800	12-28-23	250,000	168,188
KWG Group Holdings, Ltd.	6.000	09-15-22	250,000	62,500
Longfor Group Holdings, Ltd.	3.950	09-16-29	200,000	144,182
New Metro Global, Ltd.	6.800	08-05-23	250,000	176,250
New World China Land, Ltd.	4.750	01-23-27	300,000	280,676
NWD MTN, Ltd.	3.750	01-14-31	200,000	154,540
Powerlong Real Estate Holdings, Ltd.	6.250	08-10-24	200,000	27,100
Redsun Properties Group, Ltd.	9.700	04-16-23	200,000	16,000
RKPF Overseas 2019 A, Ltd.	6.000	09-04-25	200,000	83,883
Sunac China Holdings, Ltd.	7.500	02-01-24	200,000	28,136
Yanlord Land HK Company, Ltd.	6.750	04-23-23	200,000	192,500
Zhenro Properties Group, Ltd. (C)	7.875	04-14-24	200,000	7,092
20	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities 3.2%				$3,994,402
Electric utilities 1.8%
Duke Energy Corp. (3.250% to 1-15-27, then 5 Year CMT + 2.321%)	3.250	01-15-82	490,000	391,504
Edison International (5.000% to 12-15-26, then 5 Year CMT + 3.901%) (B)	5.000	12-15-26	350,000	300,239
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (B)	5.375	03-15-26	300,000	268,500
Light Servicos de Eletricidade SA (A)	4.375	06-18-26	395,000	344,107
NRG Energy, Inc. (A)	3.375	02-15-29	100,000	82,148
NRG Energy, Inc. (A)	3.625	02-15-31	160,000	127,088
Southern California Edison Company (3 month LIBOR + 4.199%) (B)(D)	6.981	10-03-22	450,000	425,250
Vistra Operations Company LLC (A)	5.625	02-15-27	330,000	317,625
Gas utilities 0.5%
AmeriGas Partners LP	5.750	05-20-27	400,000	376,996
Superior Plus LP (A)	4.500	03-15-29	245,000	216,043
Independent power and renewable electricity producers 0.7%
Adani Green Energy, Ltd. (A)	4.375	09-08-24	200,000	179,100
India Clean Energy Holdings (A)	4.500	04-18-27	300,000	227,289
JSW Hydro Energy, Ltd. (A)	4.125	05-18-31	184,000	148,904
Vistra Corp. (7.000% to 12-15-26, then 5 Year CMT + 5.740%) (A)(B)	7.000	12-15-26	325,000	299,819
Multi-utilities 0.2%

Sempra Energy (4.875% to 10-15-25, then 5 Year CMT + 4.550%) (B)	4.875	10-15-25	300,000	289,790
Capital preferred securities 0.2%				$264,646
(Cost $292,200)
Financials 0.2%				264,646
Insurance 0.2%

MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (A)	7.875	12-15-37	240,000	264,646
Term loans (E) 1.3%				$1,589,631
(Cost $1,687,956)
Communication services 0.4%				454,808
Interactive media and services 0.1%
Dotdash Meredith, Inc., Term Loan B (1 month SOFR + 4.000%)	6.407	12-01-28	153,838	142,684
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	21

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media 0.3%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	8.024	09-01-27	330,000	$312,124
Health care 0.4%				500,720
Health care providers and services 0.2%
Cano Health LLC, 2022 Term Loan (1 month SOFR + 4.000%)	6.555	11-23-27	228,775	215,049
Mamba Purchaser, Inc., 2021 Term Loan (1 month LIBOR + 3.500%)	5.868	10-16-28	99,750	97,256
Pharmaceuticals 0.2%
Bausch Health Companies, Inc., 2022 Term Loan B (1 month SOFR + 5.250%)	7.662	02-01-27	237,000	188,415
Industrials 0.3%				417,741
Airlines 0.3%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month LIBOR + 4.750%)	7.460	04-20-28	425,000	417,741
Information technology 0.2%				216,362
Software 0.2%
Ascend Learning LLC, 2021 Term Loan (1 month LIBOR + 3.500%)	6.024	12-11-28	104,475	99,438

Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	5.780	02-01-29	129,000	116,924
Collateralized mortgage obligations 0.3%				$411,456
(Cost $410,202)
Commercial and residential 0.3%				411,456
BX Commercial Mortgage Trust

Series 2019-XL, Class F (1 month LIBOR + 2.000%) (A)(D)	4.391	10-15-36	425,000	411,456
Asset backed securities 0.9%				$1,111,643
(Cost $1,231,646)
Asset backed securities 0.9%				1,111,643
Driven Brands Funding LLC
Series 2019-1A, Class A2 (A)	4.641	04-20-49	525,925	500,061
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (A)	4.970	08-25-49	123,125	115,020
Sonic Capital LLC
Series 2020-1A, Class A2II (A)	4.336	01-20-50	197,960	175,445
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	357,324	321,117

22	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Common stocks 30.9%		$38,439,064
(Cost $38,687,471)
Communication services 4.0%		4,959,180
Diversified telecommunication services 2.6%
AT&T, Inc.	10,833	190,011
BCE, Inc.	4,578	220,926
Deutsche Telekom AG	11,713	220,758
HKT Trust & HKT, Ltd.	173,774	233,132
Koninklijke KPN NV	69,019	219,625
Proximus SADP	17,378	221,205
Spark New Zealand, Ltd.	78,364	259,221
Swisscom AG	423	218,704
Telefonica SA	49,599	204,696
Telia Company AB	60,331	212,349
Telstra Corp., Ltd.	87,037	235,369
TELUS Corp.	10,227	230,338
Verizon Communications, Inc.	12,222	511,002
Media 1.1%
Comcast Corp., Class A	13,548	490,302
Omnicom Group, Inc.	7,707	515,598
The Interpublic Group of Companies, Inc.	13,770	380,603
Wireless telecommunication services 0.3%
SoftBank Corp.	21,200	232,421
Tele2 AB, B Shares	15,298	162,920
Consumer discretionary 0.7%		897,821
Distributors 0.4%
Genuine Parts Company	3,514	548,219
Hotels, restaurants and leisure 0.3%
Vail Resorts, Inc.	1,556	349,602
Consumer staples 6.1%		7,627,312
Beverages 0.8%
PepsiCo, Inc.	3,158	544,029
The Coca-Cola Company	8,323	513,612
Food and staples retailing 0.4%
J Sainsbury PLC	83,951	198,154
Sysco Corp.	4,007	329,456
Food products 2.7%
Campbell Soup Company	11,289	568,740
Conagra Brands, Inc.	15,956	548,567
General Mills, Inc.	7,266	558,029
Kellogg Company	7,338	533,766
Mondelez International, Inc., Class A	8,502	525,934
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	23

	Shares	Value
Consumer staples (continued)
Food products (continued)
The J.M. Smucker Company	4,031	$564,300
Household products 1.6%
Colgate-Palmolive Company	6,521	510,007
Kimberly-Clark Corp.	3,992	509,060
The Clorox Company	3,666	529,150
The Procter & Gamble Company	3,675	506,930
Personal products 0.2%
Unilever PLC	5,034	228,354
Tobacco 0.4%
British American Tobacco PLC	5,670	227,099
Japan Tobacco, Inc.	13,700	232,125
Energy 0.7%		803,878
Oil, gas and consumable fuels 0.7%
Chevron Corp.	3,551	561,271
ENEOS Holdings, Inc.	64,200	242,607
Financials 3.8%		4,709,152
Banks 1.8%
Bank Leumi Le-Israel BM	10,205	107,879
BOC Hong Kong Holdings, Ltd.	67,189	231,251
M&T Bank Corp.	1,097	199,413
Oversea-Chinese Banking Corp., Ltd.	28,700	247,369
The Bank of Nova Scotia	3,869	213,931
The PNC Financial Services Group, Inc.	3,201	505,758
U.S. Bancorp	11,345	517,445
United Overseas Bank, Ltd.	11,800	230,094
Capital markets 0.3%
Daiwa Securities Group, Inc.	49,545	216,275
Nomura Holdings, Inc.	23,800	86,177
Diversified financial services 0.2%
Mitsubishi HC Capital, Inc.	48,600	235,529
Insurance 1.5%
Cincinnati Financial Corp.	1,986	192,563
Erie Indemnity Company, Class A	2,571	552,585
Everest Re Group, Ltd.	759	204,209
MS&AD Insurance Group Holdings, Inc.	8,000	238,687
Sompo Holdings, Inc.	4,800	205,806
The Allstate Corp.	2,335	281,368
Zurich Insurance Group AG	547	242,813
24	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care 4.3%		$5,396,745
Biotechnology 1.3%
AbbVie, Inc.	3,914	526,276
Amgen, Inc.	2,171	521,691
Gilead Sciences, Inc.	8,543	542,224
Health care equipment and supplies 0.4%
Medtronic PLC	5,850	514,332
Health care providers and services 0.4%
Cardinal Health, Inc.	7,959	562,860
Pharmaceuticals 2.2%
Bristol-Myers Squibb Company	7,471	503,620
Euroapi SA (F)	117	1,824
GSK PLC	13,863	221,600
Johnson & Johnson	3,352	540,812
Merck & Company, Inc.	6,147	524,708
Orion OYJ, Class B	4,376	198,408
Pfizer, Inc.	11,192	506,214
Takeda Pharmaceutical Company, Ltd.	8,400	232,176
Industrials 2.1%		2,659,639
Air freight and logistics 0.4%
United Parcel Service, Inc., Class B	2,704	525,955
Building products 0.1%
Xinyi Glass Holdings, Ltd.	77,756	143,607
Industrial conglomerates 0.6%
3M Company	3,778	469,794
CK Hutchison Holdings, Ltd.	34,127	220,380
Machinery 0.8%
Cummins, Inc.	2,412	519,472
Illinois Tool Works, Inc.	2,599	506,363
Marine 0.1%
SITC International Holdings Company, Ltd.	72,579	184,048
Trading companies and distributors 0.1%
Sumitomo Corp.	6,400	90,020
Information technology 3.1%		3,840,896
Communications equipment 0.5%
Cisco Systems, Inc.	12,267	548,580
Electronic equipment, instruments and components 0.2%
Venture Corp., Ltd.	19,300	252,151
IT services 0.9%
IBM Corp.	4,119	529,086
Paychex, Inc.	3,467	427,620
The Western Union Company	12,686	188,007
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	25

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 1.1%
Broadcom, Inc.	934	$466,169
Intel Corp.	14,130	451,030
Texas Instruments, Inc.	3,016	498,273
Software 0.2%
Oracle Corp. Japan	3,800	226,371
Technology hardware, storage and peripherals 0.2%
NetApp, Inc.	3,516	253,609
Materials 0.9%		1,072,780
Chemicals 0.8%
Air Products & Chemicals, Inc.	2,031	512,726
Sumitomo Chemical Company, Ltd.	57,400	225,945
Tosoh Corp.	18,000	232,737
Construction materials 0.1%
Holcim, Ltd. (F)	2,287	101,372
Real estate 0.5%		668,463
Equity real estate investment trusts 0.3%
Ascendas Real Estate Investment Trust	112,600	226,935
Mapletree Logistics Trust	188,400	224,732
Real estate management and development 0.2%
CK Asset Holdings, Ltd.	32,119	216,796
Utilities 4.7%		5,803,198
Electric utilities 1.3%
Alliant Energy Corp.	5,865	358,000
CK Infrastructure Holdings, Ltd.	34,819	211,735
CLP Holdings, Ltd.	24,538	211,427
Endesa SA	12,806	219,649
Power Assets Holdings, Ltd.	35,535	212,542
Red Electrica Corp. SA	11,658	213,141
The Kansai Electric Power Company, Inc.	22,500	218,062
Gas utilities 0.7%
Atmos Energy Corp.	3,965	449,552
Enagas SA	10,634	194,178
Snam SpA	45,963	218,458
Multi-utilities 2.7%
Algonquin Power & Utilities Corp.	16,000	713,264
Ameren Corp.	5,810	538,122
Canadian Utilities, Ltd., Class A (G)	7,711	235,907
CMS Energy Corp.	8,079	545,656
Dominion Energy, Inc.	6,668	545,442
26	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
National Grid PLC	13,394	$166,780

WEC Energy Group, Inc.	5,345	551,283
Preferred securities 3.6%		$4,481,810
(Cost $4,679,853)
Communication services 0.3%		438,121
Wireless telecommunication services 0.3%
Telephone & Data Systems, Inc., 6.625%	20,125	438,121
Consumer discretionary 0.1%		144,225
Internet and direct marketing retail 0.1%
Qurate Retail, Inc., 8.000%	2,500	144,225
Financials 0.6%		709,701
Banks 0.6%
PacWest Bancorp, 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	17,675	448,061
Wells Fargo & Company, 7.500%	211	261,640
Industrials 0.1%		158,777
Trading companies and distributors 0.1%
Fortress Transportation and Infrastructure Investors LLC, 8.250% (8.250% 6-15-26, then 5 Year CMT + 7.378%)	6,725	158,777
Real estate 0.2%		223,379
Equity real estate investment trusts 0.2%
Pebblebrook Hotel Trust, 6.375%	10,275	223,379
Utilities 2.3%		2,807,607
Electric utilities 0.7%
American Electric Power Company, Inc., 6.125%	5,291	291,587
NextEra Energy, Inc., 6.219%	6,124	320,714
SCE Trust VI, 5.000%	10,564	203,357
Gas utilities 0.6%
Spire, Inc., 7.500%	7,643	381,844
UGI Corp., 7.250%	4,500	409,500
Independent power and renewable electricity producers 0.7%
The AES Corp., 6.875%	9,100	882,973
Multi-utilities 0.3%
NiSource, Inc., 7.750%	2,800	317,632

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	27

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 6.5%				$8,166,447
(Cost $8,183,229)
Commercial paper 0.6%				748,253
Apple, Inc.	2.330	10-06-22	750,000	748,253
U.S. Government 2.0%				2,481,858
U.S. Treasury Bill (H)	0.242	12-01-22	2,500,000	2,481,858

	Yield (%)	Shares	Value
Short-term funds 3.9%			4,936,336
John Hancock Collateral Trust (I)	2.3160(J)	493,771	4,934,448
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.2409(J)	1,888	1,888

Total investments (Cost $136,963,864) 99.4%	$123,718,479
Other assets and liabilities, net 0.6%	687,543
Total net assets 100.0%	$124,406,022

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $43,927,408 or 35.3% of the fund’s net assets as of 8-31-22.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	Non-income producing security.
(G)	All or a portion of this security is on loan as of 8-31-22.
(H)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Cash collateral received for securities lending amounted to $225,113.
(J)	The rate shown is the annualized seven-day yield as of 8-31-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
28	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	780,000	USD	784,765	MSCS	9/21/2022	$73	—
USD	1,514,726	EUR	1,499,325	SSB	9/21/2022	6,102	—
USD	848,691	EUR	820,000	TD	9/21/2022	23,605	—
USD	17,250	MXN	350,000	JPM	9/21/2022	—	$(61)
USD	520,239	MXN	10,990,000	MSCS	9/21/2022	—	(23,313)
						$29,780	$(23,374)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	41.50	Sep 2022	28	2,800	$727	$(140)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	42.50	Sep 2022	27	2,700	377	(716)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	41.00	Sep 2022	19	1,900	455	(276)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	41.50	Sep 2022	25	2,500	744	(400)
Exchange-traded	iShares MSCI Japan ETF	USD	57.00	Sep 2022	12	1,200	540	(168)
Exchange-traded	iShares MSCI Japan ETF	USD	59.00	Sep 2022	13	1,300	338	(150)
Exchange-traded	iShares MSCI Japan ETF	USD	57.00	Sep 2022	18	1,800	647	(81)
Exchange-traded	iShares MSCI Japan ETF	USD	55.50	Sep 2022	19	1,900	949	(665)
							$4,777	$(2,596)
Puts
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	40.00	Sep 2022	50	5,000	$3,148	$(3,475)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	40.50	Sep 2022	50	5,000	2,977	(6,050)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	39.50	Sep 2022	51	5,100	3,572	(3,519)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	29

Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts (continued)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	40.00	Sep 2022	51	5,100	$4,043	$(5,687)
Exchange-traded	iShares MSCI Japan ETF	USD	56.00	Sep 2022	15	1,500	1,530	(3,525)
Exchange-traded	iShares MSCI Japan ETF	USD	57.00	Sep 2022	14	1,400	1,147	(4,865)
Exchange-traded	iShares MSCI Japan ETF	USD	55.00	Sep 2022	15	1,500	1,275	(2,528)
Exchange-traded	iShares MSCI Japan ETF	USD	54.00	Sep 2022	15	1,500	1,665	(1,845)
							$19,357	$(31,494)
							$24,134	$(34,090)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
CITI	FTSE 100 Index	GBP	7,600.00	Sep 2022	4	4	$121	—
GSI	FTSE 100 Index	GBP	7,575.00	Sep 2022	1	1	69	$(69)
MSI	FTSE 100 Index	GBP	7,600.00	Sep 2022	5	5	235	(10)
							$425	$(79)
Exchange-traded	EURO STOXX 50 Index	EUR	3,850.00	Sep 2022	2	20	625	(2)
Exchange-traded	EURO STOXX 50 Index	EUR	3,875.00	Sep 2022	2	20	516	(7)
Exchange-traded	EURO STOXX 50 Index	EUR	3,800.00	Sep 2022	3	30	849	(93)
Exchange-traded	EURO STOXX 50 Index	EUR	3,700.00	Sep 2022	3	30	1,055	(547)
Exchange-traded	FTSE 100 Index	GBP	7,700.00	Sep 2022	1	10	469	(38)
Exchange-traded	S&P 500 Index	USD	4,275.00	Sep 2022	3	300	10,660	(8)
Exchange-traded	S&P 500 Index	USD	4,375.00	Sep 2022	3	300	10,238	(30)
Exchange-traded	S&P 500 Index	USD	4,190.00	Sep 2022	3	300	10,442	(4,080)
							$34,854	$(4,805)
Puts
CITI	FTSE 100 Index	GBP	7,475.00	Sep 2022	6	6	$846	$(1,368)
GSI	FTSE 100 Index	GBP	7,425.00	Sep 2022	6	6	837	(834)
MSI	FTSE 100 Index	GBP	7,450.00	Sep 2022	6	6	745	(1,284)
							$2,428	$(3,486)
30	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Exchange-traded	EURO STOXX 50 Index	EUR	3,775.00	Sep 2022	4	40	$3,143	$(10,275)
Exchange-traded	EURO STOXX 50 Index	EUR	3,775.00	Sep 2022	4	40	2,976	(10,349)
Exchange-traded	EURO STOXX 50 Index	EUR	3,650.00	Sep 2022	4	40	3,251	(6,174)
Exchange-traded	EURO STOXX 50 Index	EUR	3,550.00	Sep 2022	4	40	3,394	(4,231)
Exchange-traded	FTSE 100 Index	GBP	7,525.00	Sep 2022	1	10	1,387	(3,067)
Exchange-traded	S&P 500 Index	USD	4,175.00	Sep 2022	2	200	16,338	(43,650)
Exchange-traded	S&P 500 Index	USD	4,265.00	Sep 2022	2	200	14,998	(61,500)
Exchange-traded	S&P 500 Index	USD	4,160.00	Sep 2022	2	200	16,404	(42,340)
Exchange-traded	S&P 500 Index	USD	4,035.00	Sep 2022	2	200	20,299	(26,570)
							$82,190	$(208,156)
							$119,897	$(216,526)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
At 8-31-22, the aggregate cost of investments for federal income tax purposes was $137,074,117. Net unrealized depreciation aggregated to $13,599,848, of which $2,408,435 related to gross unrealized appreciation and $16,008,283 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	31

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-22

Assets
Unaffiliated investments, at value (Cost $132,029,295) including $204,931 of securities loaned	$118,784,031
Affiliated investments, at value (Cost $4,934,569)	4,934,448
Total investments, at value (Cost $136,963,864)	123,718,479
Unrealized appreciation on forward foreign currency contracts	29,780
Cash	19,397
Foreign currency, at value (Cost $275,035)	260,462
Dividends and interest receivable	1,406,346
Receivable for fund shares sold	10,221
Receivable for investments sold	30,069
Receivable for securities lending income	204
Receivable from affiliates	2,129
Other assets	22,435
Total assets	125,499,522
Liabilities
Unrealized depreciation on forward foreign currency contracts	23,374
Written options, at value (Premiums received $144,031)	250,616
Payable for investments purchased	470,028
Payable for fund shares repurchased	36,908
Payable upon return of securities loaned	225,187
Payable to affiliates
Accounting and legal services fees	4,485
Transfer agent fees	619
Trustees’ fees	113
Other liabilities and accrued expenses	82,170
Total liabilities	1,093,500
Net assets	$124,406,022
Net assets consist of
Paid-in capital	$140,916,382
Total distributable earnings (loss)	(16,510,360)
Net assets	$124,406,022

32	JOHN HANCOCK Multi-Asset High Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($3,968,236 ÷ 458,866 shares)[1]	$8.65
Class C ($630,538 ÷ 73,306 shares)[1]	$8.60
Class I ($1,002,408 ÷ 115,725 shares)	$8.66
Class R6 ($963,535 ÷ 111,154 shares)	$8.67
Class NAV ($117,841,305 ÷ 12,922,410 shares)	$9.12
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$9.06

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	33

STATEMENT OF OPERATIONS For the year ended 8-31-22

Investment income
Interest	$5,037,508
Dividends	2,087,449
Dividends from affiliated investments	6,356
Securities lending	7,288
Less foreign taxes withheld	(65,344)
Total investment income	7,073,257
Expenses
Investment management fees	598,383
Distribution and service fees	17,337
Accounting and legal services fees	20,733
Transfer agent fees	6,593
Trustees’ fees	2,475
Custodian fees	36,582
State registration fees	62,482
Printing and postage	21,308
Professional fees	74,792
Other	19,887
Total expenses	860,572
Less expense reductions	(95,143)
Net expenses	765,429
Net investment income	6,307,828
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,894,666
Affiliated investments	(121)
Capital gain distributions received from affiliated investments	19
Forward foreign currency contracts	136,435
Written options	54,583
2,085,582
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(21,147,960)
Affiliated investments	(121)
Forward foreign currency contracts	5,098
Written options	(145,634)
(21,288,617)
Net realized and unrealized loss	(19,203,035)
Decrease in net assets from operations	$(12,895,207)
34	JOHN HANCOCK Multi-Asset High Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-22	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$6,307,828	$6,137,772
Net realized gain	2,085,582	8,622,921
Change in net unrealized appreciation (depreciation)	(21,288,617)	4,064,233
Increase (decrease) in net assets resulting from operations	(12,895,207)	18,824,926
Distributions to shareholders
From earnings
Class A	(432,946)	(245,069)
Class C	(61,711)	(30,477)
Class I	(61,703)	(26,789)
Class R6	(71,967)	(19,571)
Class NAV	(13,698,738)	(8,113,451)
Total distributions	(14,327,065)	(8,435,357)
From fund share transactions	(5,489,729)	(1,548,975)
Total increase (decrease)	(32,712,001)	8,840,594
Net assets
Beginning of year	157,118,023	148,277,429
End of year	$124,406,022	$157,118,023
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	35

Financial highlights
CLASS A SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$10.52	$9.86	$9.88	$9.67	$9.93
Net investment income[1]	0.39	0.37	0.30	0.31	0.32
Net realized and unrealized gain (loss) on investments	(1.28)	0.84	(0.11)	0.21	(0.24)
Total from investment operations	(0.89)	1.21	0.19	0.52	0.08
Less distributions
From net investment income	(0.44)	(0.47)	(0.21)	(0.31)	(0.34)
From net realized gain	(0.54)	(0.08)	—	—	—[2]
Total distributions	(0.98)	(0.55)	(0.21)	(0.31)	(0.34)
Net asset value, end of period	$8.65	$10.52	$9.86	$9.88	$9.67
Total return (%)[3,4]	(9.20)	12.67	1.96	5.52	0.80
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$5	$5	$5	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95	1.00	1.59[5]	3.88[5]	2.28[5]
Expenses including reductions	0.89	0.89	0.90[5]	0.62[5]	0.62[5]
Net investment income	4.09	3.62	2.98	3.20	3.26
Portfolio turnover (%)	55	79	42	29	50

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
36	JOHN HANCOCK Multi-Asset High Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$10.47	$9.81	$9.85	$9.64	$9.90
Net investment income[1]	0.32	0.29	0.23	0.24	0.25
Net realized and unrealized gain (loss) on investments	(1.28)	0.84	(0.11)	0.21	(0.24)
Total from investment operations	(0.96)	1.13	0.12	0.45	0.01
Less distributions
From net investment income	(0.37)	(0.39)	(0.16)	(0.24)	(0.27)
From net realized gain	(0.54)	(0.08)	—	—	—[2]
Total distributions	(0.91)	(0.47)	(0.16)	(0.24)	(0.27)
Net asset value, end of period	$8.60	$10.47	$9.81	$9.85	$9.64
Total return (%)[3,4]	(9.88)	11.75	1.24	4.80	0.09
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.70	1.75	2.30[5]	4.58[5]	2.98[5]
Expenses including reductions	1.64	1.64	1.62[5]	1.32[5]	1.32[5]
Net investment income	3.35	2.87	2.27	2.51	2.54
Portfolio turnover (%)	55	79	42	29	50

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	37

CLASS I SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$10.54	$9.88	$9.89	$9.67	$9.93
Net investment income[1]	0.42	0.40	0.33	0.34	0.36
Net realized and unrealized gain (loss) on investments	(1.29)	0.83	(0.11)	0.22	(0.25)
Total from investment operations	(0.87)	1.23	0.22	0.56	0.11
Less distributions
From net investment income	(0.47)	(0.49)	(0.23)	(0.34)	(0.37)
From net realized gain	(0.54)	(0.08)	—	—	—[2]
Total distributions	(1.01)	(0.57)	(0.23)	(0.34)	(0.37)
Net asset value, end of period	$8.66	$10.54	$9.88	$9.89	$9.67
Total return (%)[3]	(8.96)	12.83	2.28	5.94	1.11
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$—[4]	$—[4]	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70	0.75	1.30[5]	3.60[5]	1.98[5]
Expenses including reductions	0.64	0.64	0.62[5]	0.34[5]	0.32[5]
Net investment income	4.50	3.87	3.29	3.50	3.59
Portfolio turnover (%)	55	79	42	29	50

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
38	JOHN HANCOCK Multi-Asset High Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$10.55	$9.89	$9.89	$9.68	$9.94
Net investment income[1]	0.43	0.41	0.35	0.34	0.37
Net realized and unrealized gain (loss) on investments	(1.29)	0.84	(0.11)	0.22	(0.25)
Total from investment operations	(0.86)	1.25	0.24	0.56	0.12
Less distributions
From net investment income	(0.48)	(0.51)	(0.24)	(0.35)	(0.38)
From net realized gain	(0.54)	(0.08)	—	—	—[2]
Total distributions	(1.02)	(0.59)	(0.24)	(0.35)	(0.38)
Net asset value, end of period	$8.67	$10.55	$9.89	$9.89	$9.68
Total return (%)[3]	(8.85)	12.95	2.46	5.94	1.20
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$—[4]	$—[4]	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.60	0.65	1.19[5]	3.48[5]	1.88[5]
Expenses including reductions	0.53	0.53	0.50[5]	0.22[5]	0.22[5]
Net investment income	4.60	3.99	3.45	3.53	3.69
Portfolio turnover (%)	55	79	42	29	50

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	39

CLASS NAV SHARES Period ended	8-31-22	8-31-21	8-31-20[1]
Per share operating performance
Net asset value, beginning of period	$11.04	$10.32	$10.00
Net investment income[2]	0.45	0.43	0.09
Net realized and unrealized gain (loss) on investments	(1.35)	0.88	0.28
Total from investment operations	(0.90)	1.31	0.37
Less distributions
From net investment income	(0.48)	(0.51)	(0.05)
From net realized gain	(0.54)	(0.08)	—
Total distributions	(1.02)	(0.59)	(0.05)
Net asset value, end of period	$9.12	$11.04	$10.32
Total return (%)[3]	(8.81)	13.00	3.67[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$118	$151	$142
Ratios (as a percentage of average net assets):
Expenses before reductions	0.59	0.64	1.17[5]
Expenses including reductions	0.52	0.52	0.49[5]
Net investment income	4.44	3.98	3.77[5]
Portfolio turnover (%)	55	79	42[6]

[1]	The inception date for Class NAV shares is 6-4-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	The portfolio turnover is shown for the period from 9-1-19 to 8-31-20.
40	JOHN HANCOCK Multi-Asset High Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Multi-Asset High Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of current income with consideration for capital appreciation and preservation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
ANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	41

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2022, by major security category or type:
	Total value at 8-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$683,329	—	$683,329	—
Corporate bonds	68,570,453	—	68,570,453	—
Capital preferred securities	264,646	—	264,646	—
Term loans	1,589,631	—	1,589,631	—
Collateralized mortgage obligations	411,456	—	411,456	—
Asset backed securities	1,111,643	—	1,111,643	—
Common stocks	38,439,064	$27,983,371	10,455,693	—
Preferred securities	4,481,810	3,216,993	1,264,817	—
Short-term investments	8,166,447	4,936,336	3,230,111	—
Total investments in securities	$123,718,479	$36,136,700	$87,581,779	—
Derivatives:
Assets
Forward foreign currency contracts	$29,780	—	$29,780	—
Liabilities
42	JOHN HANCOCK Multi-Asset High Income Fund | ANNUAL REPORT

	Total value at 8-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Forward foreign currency contracts	$(23,374)	—	$(23,374)	—
Written options	(250,616)	$(247,051)	(3,565)	—
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when
ANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	43

due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2022, the fund loaned securities valued at $204,931 and received $225,187 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund
44	JOHN HANCOCK Multi-Asset High Income Fund | ANNUAL REPORT

based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2022, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2022 were $4,153.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2022, the fund has a short-term capital loss carryforward of $4,044,252 and a long-term capital loss carryforward of $30,184 available to offset future net realized capital gains. These carryforwards do not expire.
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2022 and 2021 was as follows:
	August 31, 2022	August 31, 2021
Ordinary income	$12,311,155	$8,435,357
Long-term capital gains	2,015,910	—
Total	$14,327,065	$8,435,357
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2022, the components of distributable earnings on a tax basis consisted of $308,220 of undistributed ordinary income and $873,077 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions and amortization and accretion on debt securities.
ANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	45

Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
46	JOHN HANCOCK Multi-Asset High Income Fund | ANNUAL REPORT

During the year ended August 31, 2022, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $1.4 million to $3.7 million, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statement of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, the fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
During the year ended August 31, 2022, the fund wrote option contracts to manage against changes in certain securities markets and to gain exposure to certain securities markets. The fund held written option contracts with market values ranging from $81,000 to $251,000, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2022 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$29,780	$(23,374)
Equity	Written options, at value	Written options	—	(250,616)
			$29,780	$(273,990)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
ANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	47

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2022:
	Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts	Written options	Total
Currency	$136,435	—	$136,435
Equity	—	$54,583	54,583
Total	$136,435	$54,583	$191,018
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2022:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts	Written options	Total
Currency	$5,098	—	$5,098
Equity	—	$(145,634)	(145,634)
Total	$5,098	$(145,634)	$(140,536)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).
48	JOHN HANCOCK Multi-Asset High Income Fund | ANNUAL REPORT

The management fees are determined in accordance with the following schedule:
	First $5.0 billion of net assets	Excess over $5.0 billion of net assets
Assets in a fund of the Trust or JHF III	0.200%	0.175%

	First $1.5 billion of net assets	Excess over $1.5 billion of net assets
Other assets	0.420%	0.410%
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the “Expenses” of the fund exceed 0.52% of average daily net assets. “Expenses” means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The current expense limitation agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$2,837
Class C	440
Class I	385
Class	Expense reduction
Class R6	$470
Class NAV	91,011
Total	$95,143

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2022, were equivalent to a net annual effective rate of 0.35% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
ANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	49

Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $6,101 for the year ended August 31, 2022. Of this amount, $833 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $5,268 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2022, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$10,686	$4,951
Class C	6,651	771
Class I	—	799
Class R6	—	72
Total	$17,337	$6,593
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
50	JOHN HANCOCK Multi-Asset High Income Fund | ANNUAL REPORT

Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2022 and 2021 were as follows:
	Year Ended 8-31-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	84,515	$797,434	38,590	$399,522
Distributions reinvested	44,546	427,604	23,785	242,236
Repurchased	(101,284)	(946,473)	(117,117)	(1,188,239)
Net increase (decrease)	27,777	$278,565	(54,742)	$(546,481)
Class C shares
Sold	4,420	$43,124	14,400	$149,217
Distributions reinvested	6,442	61,530	2,963	30,024
Repurchased	(6,834)	(69,055)	(19,117)	(195,590)
Net increase (decrease)	4,028	$35,599	(1,754)	$(16,349)
Class I shares
Sold	99,588	$908,217	1,315	$13,675
Distributions reinvested	6,523	61,703	2,625	26,789
Repurchased	(38,443)	(349,159)	(3,395)	(34,057)
Net increase	67,668	$620,761	545	$6,407
Class R6 shares
Sold	61,171	$580,751	35,785	$363,043
Distributions reinvested	7,568	71,967	1,902	19,571
Repurchased	(11,444)	(113,071)	(8,950)	(88,928)
Net increase	57,295	$539,647	28,737	$293,686
Class NAV shares
Sold	180,242	$1,715,000	204,291	$2,176,352
Distributions reinvested	1,354,715	13,698,738	759,701	8,113,451
Repurchased	(2,266,769)	(22,378,039)	(1,071,943)	(11,576,041)
Net decrease	(731,812)	$(6,964,301)	(107,951)	$(1,286,238)
Total net decrease	(575,044)	$(5,489,729)	(135,165)	$(1,548,975)
Affiliates of the fund owned 96% and 100% of shares of Class R6 and Class NAV, respectively on August 31, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $73,429,643 and $86,897,633, respectively, for the year ended August 31, 2022.
ANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	51

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2022, funds within the John Hancock group of funds complex held 94.7% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	33.4%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	31.8%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	29.5%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	493,771	—	$10,330,239	$(5,395,549)	$(121)	$(121)	$13,644	$19	$4,934,448

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. It is expected that market participants have or will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. Additionally, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. Uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or
52	JOHN HANCOCK Multi-Asset High Income Fund | ANNUAL REPORT

benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 11—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 12—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
ANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	53

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Multi-Asset High Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Multi-Asset High Income Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, transfer agent, agent bank and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 11, 2022
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
54	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2022.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $2,015,910 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2022 Form 1099-DIV in early 2023. This will reflect the tax character of all distributions paid in calendar year 2022.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	55

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Multi-Asset High Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
56	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT

non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
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(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2021. The Board also noted that the fund outperformed its peer group median for the one- and three-year periods and underperformed its peer group median for the five- and ten-year periods ended December 31, 2021. The Board took into account that certain changes were made to the Fund’s investment process in June 2020. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and the peer group median for the one- and three-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader
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group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that the Advisor waived the fund’s management fee and that net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
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(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that certain breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as
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appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
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***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Multi-Asset High Income Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
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•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
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Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	192
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	192
Trustee
Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2005	192
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham,[2] Born: 1944	2012	192
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	192
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present).
Grace K. Fey, Born: 1946	2008	192
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
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Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Dean C. Garfield,* Born: 1968	2022	192
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017).
Deborah C. Jackson, Born: 1952	2012	192
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	192
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009).
Steven R. Pruchansky, Born: 1944	2012	192
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	192
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
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Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	192
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	192
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	192
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).
Paul Lorentz,† Born: 1968	2022	192
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016).

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Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
68	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
John F. Addeo, CFA
Geoffrey Kelley, CFA
Caryn E. Rothman, CFA
Nathan W. Thooft, CFA
Christopher Walsh, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	69

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multi-Asset High Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2406948	448A 8/22
10/2022

Annual report
John Hancock
New Opportunities Fund
U.S. equity
August 31, 2022

A message to shareholders
Dear shareholder,
The U.S. stock market declined during the 12 months ended August 31, 2022, pressured by surging inflation, rising interest rates, and supply chain shortages exacerbated by the Russian invasion of Ukraine and China’s strict COVID-19 lockdowns. To try to tame inflation, the U.S. Federal Reserve hiked its short-term interest-rate target a number of times during the second half of the period.
Worries about decelerating economic growth and the health of the consumer ensued, outweighing largely healthy corporate earnings reports. Although these factors caused nearly all segments of the equity market to lose ground, the energy sector posted a gain behind a rally in oil prices.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
New Opportunities Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
14	Financial statements
17	Financial highlights
24	Notes to financial statements
32	Report of independent registered public accounting firm
33	Tax information
34	Evaluation of advisory and subadvisory agreements by the Board of Trustees
41	Statement regarding liquidity risk management
43	Trustees and Officers
47	More information
ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/2022 (%)

The Russell 2000 Growth Index tracks the performance of publicly traded small-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 5-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Small-cap growth stocks experienced a pronounced decline
The Russell 2000 Growth Index, the fund’s benchmark, posted a substantial loss for the period.
The fund outperformed its benchmark
While the fund lost ground, its focus on higher-quality companies contributed to its positive relative performance versus the benchmark.
Stock selection in the healthcare sector made the largest contribution
Five of the fund’s holdings in the sector announced agreements to be acquired during the period, propelling some of them to sizable gains even as the broader market declined.
SECTOR COMPOSITION AS OF 8/31/2022 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	3

Management’s discussion of fund performance
Can you describe market conditions during the 12 months ended August 31, 2022?
U.S. equities fell sharply, as investors reacted to the combination of rising inflation and tighter U.S. Federal Reserve policy. A wide range of external factors, including Russia’s invasion of Ukraine, tensions between China and Taiwan, and the emergence of an energy crisis in Europe, also depressed sentiment. Small-cap growth stocks were hit particularly hard in the sell-off. The underperformance reflected not only the risk-off environment, but also the disproportionate effect that rising interest rates can have on the valuations of companies whose cash flow streams are weighted further in the future.
What elements of the fund’s positioning helped and hurt results?
While the fund suffered a loss in the annual period, it outpaced its benchmark. From a high-level perspective, our preference for higher-quality companies was the key factor in our relative outperformance. The fund’s holdings, as a group, tend to have a higher return on equity than the stocks in the index. At the same time, we generally tilt away from higher-beta (riskier) companies and those without current earnings—two categories that lagged sharply in the past year.
We strive to keep the fund’s sector and industry weights fairly close to those of the benchmark so individual stock selection is often the primary driver of relative
TOP 10 HOLDINGS AS OF 8/31/2022 (% of net assets)
ChemoCentryx, Inc.	3.2
Paylocity Holding Corp.	3.0
Ritchie Brothers Auctioneers, Inc.	2.4
RBC Bearings, Inc.	2.2
Magnolia Oil & Gas Corp., Class A	2.0
Fox Factory Holding Corp.	2.0
Avient Corp.	1.9
MACOM Technology Solutions Holdings, Inc.	1.9
Novanta, Inc.	1.9
SiteOne Landscape Supply, Inc.	1.8
TOTAL	22.3
Cash and cash equivalents are not included.
4	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT

returns. Specifically, we believe we can add value through an emphasis on higher-quality companies that can improve their competitive positions and customer value propositions over time. This approach worked well during the period, with the best results occurring in the healthcare sector. Here, a number of the fund’s holdings produced double-digit gains despite the challenging market backdrop. The largest individual contributors included ChemoCentryx, Inc. and two out-of-benchmark holdings, Zogenix, Inc. and Acadia Healthcare Company, Inc. We sold the fund’s holdings in Zogenix prior to period end.
Our process also worked well in the information technology (IT) sector, where the out-of-benchmark semiconductor equipment company Entegris, Inc. was the top contributor. The stock benefited from increased demand and excellent management execution. We sold the fund’s holdings in the company prior to period end. Outside of the healthcare and IT sectors, a sizable overweight in Magnolia Oil & Gas Corp.—which surged due in part to the strength in the related commodities—was the leading contributor.
On the other hand, the fund experienced weaker performance within industrials. Although a number of its holdings in the sector registered gains, the benefit was outweighed by weakness in The Shyft Group, Inc. The stock came under pressure after the company reduced guidance due to supply chain challenges. SiteOne Landscape Supply, Inc. (out of benchmark), which reported lower-than-expected earnings after a strong 2021, was another notable detractor in the sector. Cerence, Inc., a developer of software and services for the automotive market, was the largest overall detractor for the period. The stock was hurt by changes in the competitive landscape that led to a reduction in the company’s market share and we sold the fund’s holdings in the company prior to period end.
MANAGED BY

Daniel L. Miller, CFA
Joseph C. Craigen, CFA
The views expressed in this report are exclusively those of Daniel L. Miller, CFA, and Joseph C. Craigen, CFA, GW&K Investment Management, LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A1	-24.39	5.41	8.61	30.15	128.41
Class C1	-21.72	5.73	8.60	32.11	128.16
Class I1,2	-20.21	6.80	9.39	38.92	145.44
Class R2[1,2]	-20.44	6.54	9.22	37.26	141.49
Class R4[1,2]	-20.28	6.73	9.34	38.46	144.34
Class R6[1,2]	-20.14	6.90	9.47	39.59	147.07
Class 1[2]	-20.16	6.86	9.43	39.31	146.19
Index†	-25.26	6.69	10.16	38.26	163.25
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class 1 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.20	1.95	0.95	1.34	1.19	0.84	0.88
Net (%)	1.19	1.94	0.94	1.33	1.08	0.83	0.87
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Russell 2000 Growth Index.
See the following page for footnotes.
6	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock New Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell 2000 Growth Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	8-31-12	22,816	22,816	26,325
Class I1,2	8-31-12	24,544	24,544	26,325
Class R2[1,2]	8-31-12	24,149	24,149	26,325
Class R4[1,2]	8-31-12	24,434	24,434	26,325
Class R6[1,2]	8-31-12	24,707	24,707	26,325
Class 1[2]	8-31-12	24,619	24,619	26,325
The Russell 2000 Growth Index tracks the performance of publicly traded small-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A, Class C, Class I, Class R2, Class R4, and Class R6 shares were first offered on 5-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary. Class NAV shares ceased operations on 3-13-19.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2022, with the same investment held until August 31, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2022, with the same investment held until August 31, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2022	Ending value on 8-31-2022	Expenses paid during period ended 8-31-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$883.40	$5.74	1.21%
	Hypothetical example	1,000.00	1,019.10	6.16	1.21%
Class C	Actual expenses/actual returns	1,000.00	880.00	9.24	1.95%
	Hypothetical example	1,000.00	1,015.40	9.91	1.95%
Class I	Actual expenses/actual returns	1,000.00	884.50	4.56	0.96%
	Hypothetical example	1,000.00	1,020.40	4.89	0.96%
Class R2	Actual expenses/actual returns	1,000.00	882.90	5.88	1.24%
	Hypothetical example	1,000.00	1,019.00	6.31	1.24%
Class R4	Actual expenses/actual returns	1,000.00	884.00	4.89	1.03%
	Hypothetical example	1,000.00	1,020.00	5.24	1.03%
Class R6	Actual expenses/actual returns	1,000.00	884.80	4.04	0.85%
	Hypothetical example	1,000.00	1,020.90	4.33	0.85%
Class 1	Actual expenses/actual returns	1,000.00	884.80	4.18	0.88%
	Hypothetical example	1,000.00	1,020.80	4.48	0.88%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	9

Fund’s investments
AS OF 8-31-22
	Shares	Value
Common stocks 98.1%		$289,548,487
(Cost $236,339,831)
Consumer discretionary 14.0%		41,449,187
Auto components 2.8%
Dorman Products, Inc. (A)	27,152	2,461,329
Fox Factory Holding Corp. (A)	62,521	5,827,582
Diversified consumer services 1.6%
Grand Canyon Education, Inc. (A)	58,094	4,727,690
Hotels, restaurants and leisure 3.3%
Churchill Downs, Inc.	23,369	4,605,796
Chuy’s Holdings, Inc. (A)	133,408	2,979,001
Krispy Kreme, Inc.	198,885	2,336,899
Household durables 1.0%
TopBuild Corp. (A)	15,757	2,895,506
Internet and direct marketing retail 1.1%
Revolve Group, Inc. (A)	141,750	3,329,708
Specialty retail 3.1%
Five Below, Inc. (A)	35,500	4,539,740
Lithia Motors, Inc.	16,987	4,509,029
Textiles, apparel and luxury goods 1.1%
Oxford Industries, Inc.	30,328	3,236,907
Consumer staples 1.9%		5,687,016
Food and staples retailing 1.9%
Performance Food Group Company (A)	83,199	4,158,286
PriceSmart, Inc.	24,162	1,528,730
Energy 6.6%		19,358,044
Energy equipment and services 1.2%
ChampionX Corp.	155,863	3,399,372
Oil, gas and consumable fuels 5.4%
Earthstone Energy, Inc., Class A (A)	304,472	4,627,974
Magnolia Oil & Gas Corp., Class A	244,723	5,841,538
Matador Resources Company	92,100	5,489,160
Financials 6.7%		19,815,132
Banks 3.6%
Ameris Bancorp	85,773	4,003,884
Atlantic Union Bankshares Corp.	63,016	2,044,869
Pinnacle Financial Partners, Inc.	58,649	4,733,561
Capital markets 3.1%
Houlihan Lokey, Inc.	39,555	3,105,068
10	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
PJT Partners, Inc., Class A	45,540	$3,152,279
Stifel Financial Corp.	46,796	2,775,471
Health care 26.7%		78,688,232
Biotechnology 9.5%
Albireo Pharma, Inc. (A)	168,970	2,956,975
ChemoCentryx, Inc. (A)	185,381	9,450,641
Halozyme Therapeutics, Inc. (A)	92,604	3,771,761
Insmed, Inc. (A)	124,727	3,070,779
Oyster Point Pharma, Inc. (A)	177,931	1,112,069
Travere Therapeutics, Inc. (A)	127,526	3,412,596
Veracyte, Inc. (A)	67,688	1,380,835
Vericel Corp. (A)	115,200	2,874,240
Health care equipment and supplies 6.5%
Artivion, Inc. (A)	129,187	2,862,784
AtriCure, Inc. (A)	75,979	3,466,162
Cardiovascular Systems, Inc. (A)	98,226	1,297,565
CryoPort, Inc. (A)	68,153	2,225,877
Globus Medical, Inc., Class A (A)	64,405	3,812,132
ICU Medical, Inc. (A)	15,116	2,403,444
Integra LifeSciences Holdings Corp. (A)	63,744	3,041,226
Health care providers and services 4.3%
Acadia Healthcare Company, Inc. (A)	51,949	4,256,182
Castle Biosciences, Inc. (A)	62,594	1,815,226
HealthEquity, Inc. (A)	64,237	4,244,781
US Physical Therapy, Inc.	26,872	2,219,896
Life sciences tools and services 3.3%
Azenta, Inc.	71,592	3,773,614
Medpace Holdings, Inc. (A)	23,389	3,452,450
Syneos Health, Inc. (A)	41,948	2,521,494
Pharmaceuticals 3.1%
Intra-Cellular Therapies, Inc. (A)	68,959	3,465,879
Phathom Pharmaceuticals, Inc. (A)	184,285	1,573,794
Supernus Pharmaceuticals, Inc. (A)	123,454	4,225,830
Industrials 18.3%		54,146,110
Aerospace and defense 1.0%
Hexcel Corp.	50,700	2,974,569
Building products 0.8%
Gibraltar Industries, Inc. (A)	55,712	2,331,547
Commercial services and supplies 2.4%
Ritchie Brothers Auctioneers, Inc.	101,576	7,043,280
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	11

	Shares	Value
Industrials (continued)
Construction and engineering 0.8%
Dycom Industries, Inc. (A)	20,321	$2,278,391
Electrical equipment 1.6%
Atkore, Inc. (A)	55,935	4,721,473
Machinery 6.1%
Alamo Group, Inc.	26,716	3,493,384
Helios Technologies, Inc.	50,618	2,764,755
RBC Bearings, Inc. (A)	26,782	6,445,892
The Shyft Group, Inc.	224,995	5,388,630
Professional services 3.8%
CACI International, Inc., Class A (A)	12,990	3,648,501
Exponent, Inc.	53,567	5,027,799
Forrester Research, Inc. (A)	60,964	2,535,493
Trading companies and distributors 1.8%
SiteOne Landscape Supply, Inc. (A)	43,883	5,492,396
Information technology 17.2%		50,881,294
Communications equipment 1.7%
Viavi Solutions, Inc. (A)	348,157	4,902,051
Electronic equipment, instruments and components 1.9%
Novanta, Inc. (A)	41,839	5,593,456
IT services 1.5%
Thoughtworks Holding, Inc. (A)	344,839	4,538,081
Semiconductors and semiconductor equipment 4.9%
MACOM Technology Solutions Holdings, Inc. (A)	101,833	5,616,090
Power Integrations, Inc.	64,947	4,645,659
Silicon Laboratories, Inc. (A)	33,742	4,228,885
Software 7.2%
Paycor HCM, Inc. (A)	181,009	5,363,297
Paylocity Holding Corp. (A)	36,369	8,764,929
Rapid7, Inc. (A)	46,456	2,671,220
The Descartes Systems Group, Inc. (A)	64,739	4,557,626
Materials 4.2%		12,269,003
Chemicals 4.2%
Avient Corp.	129,670	5,683,436
Balchem Corp.	32,097	4,231,027
Quaker Chemical Corp.	13,507	2,354,540
Metals and mining 0.0%
Ferroglobe PLC (A)(B)	11,041	0
12	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate 2.5%		$7,254,469
Equity real estate investment trusts 2.5%
Ryman Hospitality Properties, Inc. (A)	43,490	3,575,748
STAG Industrial, Inc.	119,439	3,678,721

	Yield (%)	Shares	Value
Short-term investments 2.1%			$6,234,790
(Cost $6,234,790)
Short-term funds 2.1%			6,234,790
State Street Institutional Treasury Money Market Fund, Premier Class	2.0953(C)	6,234,790	6,234,790

Total investments (Cost $242,574,621) 100.2%	$295,783,277
Other assets and liabilities, net (0.2%)	(645,821)
Total net assets 100.0%	$295,137,456

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	The rate shown is the annualized seven-day yield as of 8-31-22.
At 8-31-22, the aggregate cost of investments for federal income tax purposes was $243,484,727. Net unrealized appreciation aggregated to $52,298,550, of which $78,955,974 related to gross unrealized appreciation and $26,657,424 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-22

Assets
Unaffiliated investments, at value (Cost $242,574,621)	$295,783,277
Dividends and interest receivable	132,767
Receivable for fund shares sold	163,665
Receivable from affiliates	9
Other assets	65,338
Total assets	296,145,056
Liabilities
Due to custodian	87
Payable for investments purchased	610,999
Payable for fund shares repurchased	263,646
Payable to affiliates
Accounting and legal services fees	10,518
Transfer agent fees	31,000
Distribution and service fees	30
Trustees’ fees	267
Other liabilities and accrued expenses	91,053
Total liabilities	1,007,600
Net assets	$295,137,456
Net assets consist of
Paid-in capital	$228,140,002
Total distributable earnings (loss)	66,997,454
Net assets	$295,137,456

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($256,756,590 ÷ 10,390,473 shares)[1]	$24.71
Class C ($1,955,919 ÷ 84,419 shares)[1]	$23.17
Class I ($11,941,808 ÷ 478,226 shares)	$24.97
Class R2 ($222,042 ÷ 8,977 shares)	$24.74[2]
Class R4 ($60,062 ÷ 2,411 shares)	$24.91
Class R6 ($329,944 ÷ 13,168 shares)	$25.06
Class 1 ($23,871,091 ÷ 944,954 shares)	$25.26
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$26.01

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $24.74 is calculated using Net assets of $222,042.30 and Shares outstanding of 8,976.54.
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-22

Investment income
Dividends	$1,419,044
Interest	22,659
Less foreign taxes withheld	(16,061)
Total investment income	1,425,642
Expenses
Investment management fees	2,514,287
Distribution and service fees	787,177
Accounting and legal services fees	50,278
Transfer agent fees	365,585
Trustees’ fees	5,923
Custodian fees	60,361
State registration fees	97,826
Printing and postage	29,570
Professional fees	88,644
Other	31,947
Total expenses	4,031,598
Less expense reductions	(29,936)
Net expenses	4,001,662
Net investment loss	(2,576,020)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	24,967,735
24,967,735
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(101,736,167)
(101,736,167)
Net realized and unrealized loss	(76,768,432)
Decrease in net assets from operations	$(79,344,452)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-22	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment loss	$(2,576,020)	$(2,928,383)
Net realized gain	24,967,735	44,758,990
Change in net unrealized appreciation (depreciation)	(101,736,167)	76,233,036
Increase (decrease) in net assets resulting from operations	(79,344,452)	118,063,643
Distributions to shareholders
From earnings
Class A	(26,558,227)	(8,674,772)
Class C	(240,162)	(97,689)
Class I	(1,278,122)	(462,383)
Class R2	(18,904)	(5,823)
Class R4	(6,272)	(1,891)
Class R6	(30,910)	(7,847)
Class 1	(2,585,554)	(1,005,197)
Total distributions	(30,718,151)	(10,255,602)
From fund share transactions	(7,850,198)	(14,016,346)
Total increase (decrease)	(117,912,801)	93,791,695
Net assets
Beginning of year	413,050,257	319,258,562
End of year	$295,137,456	$413,050,257
16	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$33.80	$25.18	$22.20	$31.99	$27.28
Net investment income (loss)[1]	(0.22)	(0.24)	(0.16)	0.02	0.01
Net realized and unrealized gain (loss) on investments	(6.24)	9.69	3.92	(5.49)	6.75
Total from investment operations	(6.46)	9.45	3.76	(5.47)	6.76
Less distributions
From net investment income	—	—	—	(0.01)	(0.03)
From net realized gain	(2.63)	(0.83)	(0.78)	(4.31)	(2.02)
Total distributions	(2.63)	(0.83)	(0.78)	(4.32)	(2.05)
Net asset value, end of period	$24.71	$33.80	$25.18	$22.20	$31.99
Total return (%)[2,3]	(20.40)	38.04	17.20	(15.32)	25.66
Ratios and supplemental data
Net assets, end of period (in millions)	$257	$347	$272	$264	$352
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	1.20	1.26	1.42	1.40
Expenses including reductions	1.19	1.19	1.22	1.20	1.20
Net investment income (loss)	(0.78)	(0.81)	(0.72)	0.08	0.02
Portfolio turnover (%)	23	28	25	73	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	17

CLASS C SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$32.09	$24.12	$21.45	$31.27	$26.86
Net investment loss[1]	(0.41)	(0.44)	(0.31)	(0.15)	(0.19)
Net realized and unrealized gain (loss) on investments	(5.88)	9.24	3.76	(5.36)	6.62
Total from investment operations	(6.29)	8.80	3.45	(5.51)	6.43
Less distributions
From net realized gain	(2.63)	(0.83)	(0.78)	(4.31)	(2.02)
Net asset value, end of period	$23.17	$32.09	$24.12	$21.45	$31.27
Total return (%)[2,3]	(21.00)	37.00	16.33	(15.90)	24.76
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$3	$4	$4	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.95	1.95	2.01	2.13	2.10
Expenses including reductions	1.94	1.94	1.97	1.91	1.90
Net investment loss	(1.53)	(1.56)	(1.47)	(0.63)	(0.68)
Portfolio turnover (%)	23	28	25	73	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
18	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$34.05	$25.29	$22.24	$32.07	$27.33
Net investment income (loss)[1]	(0.15)	(0.18)	(0.10)	0.09	0.09
Net realized and unrealized gain (loss) on investments	(6.30)	9.77	3.93	(5.51)	6.78
Total from investment operations	(6.45)	9.59	3.83	(5.42)	6.87
Less distributions
From net investment income	—	—	—	(0.10)	(0.11)
From net realized gain	(2.63)	(0.83)	(0.78)	(4.31)	(2.02)
Total distributions	(2.63)	(0.83)	(0.78)	(4.41)	(2.13)
Net asset value, end of period	$24.97	$34.05	$25.29	$22.24	$32.07
Total return (%)[2]	(20.21)	38.44	17.49	(15.08)	26.06
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$25	$10	$10	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95	0.95	1.01	1.14	1.11
Expenses including reductions	0.94	0.94	0.97	0.90	0.90
Net investment income (loss)	(0.52)	(0.57)	(0.46)	0.38	0.32
Portfolio turnover (%)	23	28	25	73	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	19

CLASS R2 SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$33.85	$25.21	$22.22	$32.02	$27.30
Net investment income (loss)[1]	(0.23)	(0.26)	(0.15)	0.04	0.04
Net realized and unrealized gain (loss) on investments	(6.25)	9.73	3.92	(5.49)	6.76
Total from investment operations	(6.48)	9.47	3.77	(5.45)	6.80
Less distributions
From net investment income	—	—	—	(0.04)	(0.06)
From net realized gain	(2.63)	(0.83)	(0.78)	(4.31)	(2.02)
Total distributions	(2.63)	(0.83)	(0.78)	(4.35)	(2.08)
Net asset value, end of period	$24.74	$33.85	$25.21	$22.22	$32.02
Total return (%)[2]	(20.44)	38.03	17.23	(15.23)	25.78
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24	1.22	1.22	1.33	1.29
Expenses including reductions	1.23	1.21	1.18	1.11	1.09
Net investment income (loss)	(0.81)	(0.84)	(0.67)	0.18	0.14
Portfolio turnover (%)	23	28	25	73	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
20	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$34.00	$25.27	$22.23	$32.05	$27.34
Net investment income (loss)[1]	(0.17)	(0.19)	(0.11)	0.08	0.08
Net realized and unrealized gain (loss) on investments	(6.29)	9.75	3.93	(5.51)	6.75
Total from investment operations	(6.46)	9.56	3.82	(5.43)	6.83
Less distributions
From net investment income	—	—	—	(0.08)	(0.10)
From net realized gain	(2.63)	(0.83)	(0.78)	(4.31)	(2.02)
Total distributions	(2.63)	(0.83)	(0.78)	(4.39)	(2.12)
Net asset value, end of period	$24.91	$34.00	$25.27	$22.23	$32.05
Total return (%)[2]	(20.28)	38.35	17.45	(15.11)	25.92
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	1.10	1.15	1.28	1.35
Expenses including reductions	1.01	1.00	1.01	0.96	0.96
Net investment income (loss)	(0.60)	(0.63)	(0.51)	0.33	0.27
Portfolio turnover (%)	23	28	25	73	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	21

CLASS R6 SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$34.12	$25.32	$22.24	$32.07	$27.34
Net investment income (loss)[1]	(0.12)	(0.14)	(0.08)	0.11	0.12
Net realized and unrealized gain (loss) on investments	(6.31)	9.77	3.94	(5.51)	6.77
Total from investment operations	(6.43)	9.63	3.86	(5.40)	6.89
Less distributions
From net investment income	—	—	—	(0.12)	(0.14)
From net realized gain	(2.63)	(0.83)	(0.78)	(4.31)	(2.02)
Total distributions	(2.63)	(0.83)	(0.78)	(4.43)	(2.16)
Net asset value, end of period	$25.06	$34.12	$25.32	$22.24	$32.07
Total return (%)[2]	(20.14)	38.55	17.62	(14.99)	26.16
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$—[3]	$—[3]	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84	0.84	0.90	1.03	1.00
Expenses including reductions	0.83	0.83	0.86	0.81	0.80
Net investment income (loss)	(0.42)	(0.46)	(0.36)	0.45	0.42
Portfolio turnover (%)	23	28	25	73	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
22	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$34.39	$25.53	$22.42	$32.29	$27.51
Net investment income (loss)[1]	(0.14)	(0.15)	(0.09)	0.11	0.11
Net realized and unrealized gain (loss) on investments	(6.36)	9.84	3.98	(5.56)	6.82
Total from investment operations	(6.50)	9.69	3.89	(5.45)	6.93
Less distributions
From net investment income	—	—	—	(0.11)	(0.13)
From net realized gain	(2.63)	(0.83)	(0.78)	(4.31)	(2.02)
Total distributions	(2.63)	(0.83)	(0.78)	(4.42)	(2.15)
Net asset value, end of period	$25.26	$34.39	$25.53	$22.42	$32.29
Total return (%)[2]	(20.16)	38.47	17.62	(15.04)	26.10
Ratios and supplemental data
Net assets, end of period (in millions)	$24	$37	$33	$42	$59
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	0.88	0.94	1.06	1.04
Expenses including reductions	0.87	0.87	0.90	0.84	0.84
Net investment income (loss)	(0.46)	(0.50)	(0.39)	0.44	0.38
Portfolio turnover (%)	23	28	25	73	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	23

Notes to financial statements
Note 1—Organization
John Hancock New Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
24	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2022, by major security category or type:
	Total value at 8-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$289,548,487	$289,548,487	—	—
Short-term investments	6,234,790	6,234,790	—	—
Total investments in securities	$295,783,277	$295,783,277	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
ANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	25

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2022, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2022 were $4,779.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, net capital losses of $4,091,281 that are a result of security transactions occurring after October 31, 2021, are treated as occurring on September 1, 2022, the first day of the fund’s next taxable year.
Qualified late year ordinary losses of $1,613,142 are treated as occurring on September 1, 2022, the first day of the fund’s next taxable year.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2022 and 2021 was as follows:
	August 31, 2022	August 31, 2021
Ordinary income	$2,386,722	—
Long-term capital gains	28,331,429	$10,255,602
Total	$30,718,151	$10,255,602
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2022, the components of distributable earnings on a tax basis consisted of $20,403,328 of undistributed long-term capital gains.
26	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.770% of the first $50 million of the fund’s aggregate daily net assets; (b) 0.740% of the next $50 million of the fund’s aggregate daily net assets; (c) 0.720% of the next $300 million of the fund’s aggregate daily net assets and (d) 0.720% on all asset levels when aggregate net assets exceed $400 million. Aggregate net assets include the net assets of the fund and a portion of the net assets of Small Cap Opportunities Trust, a series of John Hancock Variable Investment Trust, managed by GW&K Investment Management, LLC. The Advisor has a subadvisory agreement with GW&K Investment Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$25,697
Class C	219
Class I	1,314
Class R2	19
Class	Expense reduction
Class R4	$6
Class R6	32
Class 1	2,580
Total	$29,867

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2022, were equivalent to a net annual effective rate of 0.72% of the fund’s average daily net assets.
ANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	27

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $69 for Class R4 shares for the year ended August 31, 2022.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $48,975 for the year ended August 31, 2022. Of this amount, $7,389 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $41,586 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2022, CDSCs received by the Distributor amounted to $49 and $55 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
28	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT

Class level expenses. Class level expenses for the year ended August 31, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$745,817	$345,052
Class C	25,354	2,928
Class I	—	17,546
Class R2	886	20
Class R4	194	6
Class R6	—	33
Class 1	14,926	—
Total	$787,177	$365,585
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2022 and 2021 were as follows:
	Year Ended 8-31-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	188,661	$5,417,191	219,746	$6,640,523
Distributions reinvested	848,537	25,142,153	281,970	8,205,155
Repurchased	(911,924)	(25,997,518)	(1,029,271)	(30,654,961)
Net increase (decrease)	125,274	$4,561,826	(527,555)	$(15,809,283)
Class C shares
Sold	6,137	$167,532	9,793	$281,097
Distributions reinvested	8,599	240,162	3,516	97,688
Repurchased	(27,868)	(735,839)	(64,426)	(1,795,418)
Net decrease	(13,132)	$(328,145)	(51,117)	$(1,416,633)
Class I shares
Sold	67,940	$2,031,379	483,069	$14,440,611
Distributions reinvested	41,745	1,247,762	15,416	451,075
Repurchased	(357,019)	(11,172,293)	(164,595)	(5,060,139)
Net increase (decrease)	(247,334)	$(7,893,152)	333,890	$9,831,547
Class R1 shares
Sold	—	—	48	$1,177
Repurchased	—	—	(18,104)	(456,139)
Net decrease	—	—	(18,056)	$(454,962)
ANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	29

	Year Ended 8-31-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	1,554	$41,407	5,350	$142,472
Distributions reinvested	343	10,189	106	3,087
Repurchased	(65)	(1,854)	(530)	(16,381)
Net increase	1,832	$49,742	4,926	$129,178
Class R3 shares
Repurchased	—	—	(3,518)	$(91,251)
Net decrease	—	—	(3,518)	$(91,251)
Class R4 shares
Sold	—	—	81	$2,686
Distributions reinvested	64	$1,912	18	522
Repurchased	(38)	(1,096)	(70)	(1,839)
Net increase	26	$816	29	$1,369
Class R6 shares
Sold	1,486	$44,754	4,907	$147,857
Distributions reinvested	1,031	30,910	268	7,847
Repurchased	(2,016)	(64,840)	(1,415)	(40,044)
Net increase	501	$10,824	3,760	$115,660
Class 1 shares
Sold	71,173	$2,160,985	92,793	$2,908,166
Distributions reinvested	85,529	2,585,554	34,028	1,005,197
Repurchased	(301,917)	(8,998,648)	(334,494)	(10,235,334)
Net decrease	(145,215)	$(4,252,109)	(207,673)	$(6,321,971)
Total net decrease	(278,048)	$(7,850,198)	(465,314)	$(14,016,346)
Affiliates of the fund owned 37%, 69% and 100% of shares of Class R2, Class R4 and Class 1, respectively, on August 31, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class R1 and Class R3 were terminated, and shareholders in these classes became shareholders of the respective classes identified below, in each case with the same or lower total net expenses. The following amounts are included in the amount repurchased of the terminated classes and the amount sold of the redesignated classes.
Redesignation	Effective date	Amount
Class R1 shares as Class R2 shares	October 23, 2020	$32,254
Class R3 shares as Class R2 shares	October 9, 2020	$91,281
30	JOHN HANCOCK New Opportunities Fund | ANNUAL REPORT

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $77,528,604 and $121,615,472, respectively, for the year ended August 31, 2022.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
ANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock New Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock New Opportunities Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 11, 2022
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
32	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2022.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $28,331,429 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2022 Form 1099-DIV in early 2023. This will reflect the tax character of all distributions paid in calendar year 2022.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	33

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with GW&K Investment Management, LLC (GW&K) (the Subadvisor) for John Hancock New Opportunities Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
34	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	35

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one- and three-year periods and underperformed for the five- and ten-year periods ended December 31, 2021. The Board also noted that the fund outperformed its peer group median for the one-year period and underperformed its peer group median for the three-, five- and ten-year periods ended December 31, 2021. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index for the five- and ten-year periods and relative to its peer group median for the three-, five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board also took into account previous actions taken to address the fund’s performance, including the conversion of the fund from a multi-managed fund to a single subadvisor fund effective September 6, 2019. In connection with this change, the Board noted that the fund’s longer term performance in part reflects that of the previous subadvisers. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group
36	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT

of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	37

(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program
38	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT

and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the fund’s subadvisory fees were lower than the expense group median. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
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The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
40	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock New Opportunities Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, GW& K Investment Management, LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	41

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
42	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	192
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	192
Trustee
Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2005	192
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham,[2] Born: 1944	2012	192
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	192
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present).
Grace K. Fey, Born: 1946	2008	192
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	43

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Dean C. Garfield,* Born: 1968	2022	192
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017).
Deborah C. Jackson, Born: 1952	2012	192
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	192
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009).
Steven R. Pruchansky, Born: 1944	2012	192
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	192
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
44	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	192
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	192
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	192
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).
Paul Lorentz,† Born: 1968	2022	192
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016).

ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	45

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
46	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
GW&K Investment Management, LLC
Portfolio Managers
Joseph C. Craigen, CFA
Daniel L. Miller, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	47

John Hancock family of funds
U.S. EQUITY FUNDS

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Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
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Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

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Emerging Markets
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Global Environmental Opportunities
Global Equity
Global Shareholder Yield
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FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock New Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2406977	452A 8/22
10/2022

Annual report
John Hancock
Real Estate Securities Fund
Alternative
August 31, 2022

A message to shareholders
Dear shareholder,
The U.S. stock market declined during the 12 months ended August 31, 2022, pressured by surging inflation, rising interest rates, and supply chain shortages exacerbated by the Russian invasion of Ukraine and China’s strict COVID-19 lockdowns. To try to tame inflation, the U.S. Federal Reserve hiked its short-term interest-rate target a number of times during the second half of the period.
Worries about decelerating economic growth and the health of the consumer ensued, outweighing largely healthy corporate earnings reports. Although these factors caused nearly all segments of the equity market to lose ground, the energy sector posted a gain behind a rally in oil prices.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Real Estate Securities Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
12	Financial statements
15	Financial highlights
20	Notes to financial statements
28	Report of independent registered public accounting firm
29	Tax information
30	Evaluation of advisory and subadvisory agreements by the Board of Trustees
37	Statement regarding liquidity risk management
39	Trustees and Officers
43	More information
ANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to achieve a combination of long-term capital appreciation and current income.
AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/2022 (%)

The Dow Jones U.S. Select REIT Index tracks the performance of publicly traded real estate investment trusts (REITs) and is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 12-2-20. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK REAL ESTATE SECURITIES FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

A challenging market backdrop
Surging inflation and an accelerating pace of U.S. Federal Reserve (Fed) interest-rate hikes provided a weak market environment for investors in real estate securities.
Underperformance relative to the benchmark
The fund lagged the benchmark, the Dow Jones U.S. Select REIT Index, due mostly to negative security selection, due especially to picks among office, multifamily housing, and lodging real estate investment trusts (REITs).
Selections in finance and retail helped performance
Selection among specialty finance, retail shopping centers, and healthcare REITs contributed to the fund’s returns.
PORTFOLIO COMPOSITION AS OF 8/31/2022 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	3

Management’s discussion of fund performance
What kind of market environment did U.S. real estate securities encounter during the 12 months ended August 31, 2022?
The broad U.S. equity market, as measured by the S&P 500 Index, posted negative results for the period. In the fourth quarter of 2021, the rapid spread of the Omicron variant of COVID-19 led to the largest increase in U.S. cases since the onset of the pandemic, prompting a flurry of new restrictions and canceled events. Inflation continued to surge against a backdrop of severe supply and labor shortages, rising energy prices, and high demand for goods and services.
Against this backdrop, the U.S. Federal Reserve (Fed) faced heightened scrutiny, as investors worried about the potential for a monetary policy misstep. The Fed responded to the larger-than-expected increase in prices by accelerating its pace of interest-rate hikes. The Fed forecast that rates could rise even further in the rest of 2022 and into 2023.
How did the fund perform for the period?
The fund trailed the benchmark. Security selection drove relative underperformance, with picks among office, multifamily housing, and lodging real estate investment trusts (REITs) hurting the most. In contrast, selection among specialty finance, retail shopping centers, and healthcare REITs were partly offsetting positive influences. Sector allocation, a product of our bottom-up stock
TOP 10 HOLDINGS AS OF 8/31/2022 (% of net assets)
Prologis, Inc.	10.2
Public Storage	6.1
AvalonBay Communities, Inc.	5.9
Welltower, Inc.	5.6
Equinix, Inc.	4.8
American Tower Corp.	4.8
WP Carey, Inc.	4.1
VICI Properties, Inc.	4.0
Sun Communities, Inc.	3.7
Life Storage, Inc.	3.6
TOTAL	52.8
Cash and cash equivalents are not included.
4	JOHN HANCOCK REAL ESTATE SECURITIES FUND | ANNUAL REPORT

selection process, also detracted. An overweight in the lagging real estate service sector, not reflected in the benchmark, especially hurt performance, although that impact was largely offset by an underweight in the poor-performing office group.
Which individual holdings influenced the fund’s relative performance the most?
In individual terms, detractors relative to the benchmark included Boston Properties, Inc., an office REIT, and not owning an outperforming benchmark component, Realty Income Corp., a specialty finance REIT. Among the fund’s individual relative contributors were VICI Properties, Inc., a specialty finance REIT; healthcare REIT LTC Properties, Inc.; and Digital Realty Trust, Inc., a data center REIT.
How was the fund positioned at period end?
The fund’s largest overweight allocations were among real estate technology and retail shopping centers, while allocations to retail malls and offices represented the fund’s largest underweights.
MANAGED BY

Bradford D. Stoesser
The views expressed in this report are exclusively those of Bradford D. Stoesser, Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A1	-17.12	5.46	7.10	30.46	98.61
Class C1	-14.23	6.27	7.51	35.51	106.25
Class I1,2	-12.51	6.67	7.71	38.08	110.17
Class R6[1,2]	-12.48	6.68	7.72	38.19	110.33
Class 1[2]	-12.51	6.67	7.71	38.12	110.22
Index†	-10.80	4.70	6.67	25.82	90.69
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6 and Class 1 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2024 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class 1
Gross (%)	1.18	1.93	0.93	0.82	0.86
Net (%)	1.17	1.92	0.92	0.81	0.85
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Dow Jones U.S. Select REIT Index.
See the following page for footnotes.
6	JOHN HANCOCK REAL ESTATE SECURITIES FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Real Estate Securities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Dow Jones U.S. Select REIT Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	8-31-12	20,625	20,625	19,069
Class I1,2	8-31-12	21,017	21,017	19,069
Class R6[1,2]	8-31-12	21,033	21,033	19,069
Class 1[2]	8-31-12	21,022	21,022	19,069
The Dow Jones U.S. Select REIT Index tracks the performance of publicly traded real estate investment trusts (REITs) and is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A, Class C, Class I, and Class R6 shares were first offered on 12-2-20. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2022, with the same investment held until August 31, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2022, with the same investment held until August 31, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK REAL ESTATE SECURITIES FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2022	Ending value on 8-31-2022	Expenses paid during period ended 8-31-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$877.10	$5.58	1.18%
	Hypothetical example	1,000.00	1,019.30	6.01	1.18%
Class C	Actual expenses/actual returns	1,000.00	873.50	9.07	1.92%
	Hypothetical example	1,000.00	1,015.50	9.75	1.92%
Class I	Actual expenses/actual returns	1,000.00	878.40	4.50	0.95%
	Hypothetical example	1,000.00	1,020.40	4.84	0.95%
Class R6	Actual expenses/actual returns	1,000.00	878.80	3.88	0.82%
	Hypothetical example	1,000.00	1,021.10	4.18	0.82%
Class 1	Actual expenses/actual returns	1,000.00	878.20	4.02	0.85%
	Hypothetical example	1,000.00	1,020.90	4.33	0.85%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	9

Fund’s investments
AS OF 8-31-22
	Shares	Value
Common stocks 99.7%		$308,398,037
(Cost $271,204,738)
Consumer discretionary 0.5%		1,589,888
Hotels, restaurants and leisure 0.5%
Hotels, resorts and cruise lines 0.5%
Playa Hotels & Resorts NV (A)	242,361	1,589,888
Industrials 0.6%		1,886,821
Construction and engineering 0.6%
Construction and engineering 0.6%
WillScot Mobile Mini Holdings Corp. (A)	47,006	1,886,821
Real estate 98.6%		304,921,328
Equity real estate investment trusts 96.1%
Diversified REITs 4.1%
WP Carey, Inc.	149,397	12,553,830
Health care REITs 10.7%
CareTrust REIT, Inc.	187,252	4,033,408
Healthpeak Properties, Inc.	210,302	5,520,428
LTC Properties, Inc.	138,466	6,215,739
Welltower, Inc.	226,231	17,340,606
Hotel and resort REITs 3.5%
Host Hotels & Resorts, Inc.	350,513	6,228,616
Ryman Hospitality Properties, Inc. (A)	54,414	4,473,919
Industrial REITs 17.0%
Americold Realty Trust, Inc.	116,633	3,431,343
First Industrial Realty Trust, Inc.	61,194	3,101,312
Plymouth Industrial REIT, Inc.	154,988	3,141,607
Prologis, Inc.	253,679	31,585,571
Rexford Industrial Realty, Inc.	180,752	11,244,582
Office REITs 5.2%
Boston Properties, Inc.	88,615	7,038,689
Corporate Office Properties Trust	181,888	4,699,986
Douglas Emmett, Inc.	152,279	2,972,486
Veris Residential, Inc. (A)	114,441	1,538,087
Residential REITs 17.0%
American Homes 4 Rent, Class A	129,334	4,599,117
AvalonBay Communities, Inc.	90,833	18,249,258
Equity Residential	150,506	11,014,029
Independence Realty Trust, Inc.	212,122	4,125,773
Mid-America Apartment Communities, Inc.	19,015	3,150,215
Sun Communities, Inc.	73,910	11,360,706
10	JOHN HANCOCK REAL ESTATE SECURITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Retail REITs 10.5%
Agree Realty Corp.	92,975	$7,002,877
Brixmor Property Group, Inc.	355,018	7,625,787
Kimco Realty Corp.	406,515	8,569,336
Phillips Edison & Company, Inc.	220,921	7,217,489
Tanger Factory Outlet Centers, Inc.	142,642	2,199,540
Specialized REITs 28.1%
American Tower Corp.	57,826	14,690,695
CubeSmart	114,685	5,281,244
Digital Realty Trust, Inc.	25,500	3,152,565
Equinix, Inc.	22,605	14,859,849
Life Storage, Inc.	88,516	11,263,661
Public Storage	57,060	18,877,160
SBA Communications Corp.	19,667	6,396,692
VICI Properties, Inc.	378,456	12,485,263
Real estate management and development 2.5%
Real estate operating companies 1.5%
Tricon Residential, Inc.	447,725	4,673,781
Real estate services 1.0%
Colliers International Group, Inc. (Nasdaq Exchange)	25,737	3,006,082

	Yield (%)	Shares	Value
Short-term investments 0.7%			$2,217,345
(Cost $2,217,345)
Short-term funds 0.7%			2,217,345
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.2409(B)	2,217,345	2,217,345

Total investments (Cost $273,422,083) 100.4%	$310,615,382
Other assets and liabilities, net (0.4%)	(1,342,992)
Total net assets 100.0%	$309,272,390

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 8-31-22.
At 8-31-22, the aggregate cost of investments for federal income tax purposes was $277,776,976. Net unrealized appreciation aggregated to $32,838,406, of which $44,806,504 related to gross unrealized appreciation and $11,968,098 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-22

Assets
Unaffiliated investments, at value (Cost $273,422,083)	$310,615,382
Dividends and interest receivable	130,876
Receivable for fund shares sold	52,388
Receivable for investments sold	1,553,718
Other assets	27,448
Total assets	312,379,812
Liabilities
Payable for investments purchased	2,735,901
Payable for fund shares repurchased	281,581
Payable to affiliates
Accounting and legal services fees	11,384
Transfer agent fees	2,091
Trustees’ fees	287
Other liabilities and accrued expenses	76,178
Total liabilities	3,107,422
Net assets	$309,272,390
Net assets consist of
Paid-in capital	$253,302,008
Total distributable earnings (loss)	55,970,382
Net assets	$309,272,390

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($7,485,856 ÷ 579,329 shares)[1]	$12.92
Class C ($91,184 ÷ 7,061 shares)[1]	$12.91
Class I ($11,124,642 ÷ 860,669 shares)	$12.93
Class R6 ($704,343 ÷ 54,563 shares)	$12.91
Class 1 ($289,866,365 ÷ 22,456,345 shares)	$12.91
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.60

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Real Estate Securities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-22

Investment income
Dividends	$7,280,334
Interest	12,211
Securities lending	45
Less foreign taxes withheld	(14,360)
Total investment income	7,278,230
Expenses
Investment management fees	2,534,556
Distribution and service fees	193,502
Accounting and legal services fees	52,242
Transfer agent fees	14,677
Trustees’ fees	6,149
Custodian fees	56,631
State registration fees	30,854
Printing and postage	18,817
Professional fees	83,959
Other	29,126
Total expenses	3,020,513
Less expense reductions	(31,070)
Net expenses	2,989,443
Net investment income	4,288,787
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	25,991,301
25,991,301
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(76,699,816)
(76,699,816)
Net realized and unrealized loss	(50,708,515)
Decrease in net assets from operations	$(46,419,728)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-22	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$4,288,787	$4,590,898
Net realized gain	25,991,301	53,854,772
Change in net unrealized appreciation (depreciation)	(76,699,816)	50,883,234
Increase (decrease) in net assets resulting from operations	(46,419,728)	109,328,904
Distributions to shareholders
From earnings
Class A1	(829,069)	(794)
Class C1	(8,795)	(435)
Class I1	(327,643)	(913)
Class R6[1]	(67,941)	(966)
Class 1	(42,462,369)	(5,627,795)
Total distributions	(43,695,817)	(5,630,903)
From fund share transactions	23,801,824	(32,307,781)
Total increase (decrease)	(66,313,721)	71,390,220
Net assets
Beginning of year	375,586,111	304,195,891
End of year	$309,272,390	$375,586,111

[1]	The inception date for Class A, Class C, Class I and Class R6 shares is 12-2-20.
14	JOHN HANCOCK Real Estate Securities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-22	8-31-21[1]
Per share operating performance
Net asset value, beginning of period	$16.60	$12.59
Net investment income[2]	0.13	0.03
Net realized and unrealized gain (loss) on investments	(1.93)	4.18
Total from investment operations	(1.80)	4.21
Less distributions
From net investment income	(0.08)	(0.20)
From net realized gain	(1.80)	—
Total distributions	(1.88)	(0.20)
Net asset value, end of period	$12.92	$16.60
Total return (%)[3,4]	(12.77)	33.98[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14	1.19[6]
Expenses including reductions	1.13	1.18[6]
Net investment income	0.88	0.31[6]
Portfolio turnover (%)	81	122[7]

[1]	The inception date for Class A shares is 12-2-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	15

CLASS C SHARES Period ended	8-31-22	8-31-21[1]
Per share operating performance
Net asset value, beginning of period	$16.63	$12.59
Net investment income (loss)[2]	0.03	(0.03)
Net realized and unrealized gain (loss) on investments	(1.95)	4.18
Total from investment operations	(1.92)	4.15
Less distributions
From net investment income	—	(0.11)
From net realized gain	(1.80)	—
Total distributions	(1.80)	(0.11)
Net asset value, end of period	$12.91	$16.63
Total return (%)[3,4]	(13.46)	33.25[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89	1.94[7]
Expenses including reductions	1.88	1.93[7]
Net investment income (loss)	0.19	(0.28)[7]
Portfolio turnover (%)	81	122[8]

[1]	The inception date for Class C shares is 12-2-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
16	JOHN HANCOCK Real Estate Securities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-22	8-31-21[1]
Per share operating performance
Net asset value, beginning of period	$16.60	$12.59
Net investment income[2]	0.17	0.10
Net realized and unrealized gain (loss) on investments	(1.92)	4.14
Total from investment operations	(1.75)	4.24
Less distributions
From net investment income	(0.12)	(0.23)
From net realized gain	(1.80)	—
Total distributions	(1.92)	(0.23)
Net asset value, end of period	$12.93	$16.60
Total return (%)[3]	(12.51)	34.30[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	0.94[6]
Expenses including reductions	0.89	0.93[6]
Net investment income	1.25	0.89[6]
Portfolio turnover (%)	81	122[7]

[1]	The inception date for Class I shares is 12-2-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	17

CLASS R6 SHARES Period ended	8-31-22	8-31-21[1]
Per share operating performance
Net asset value, beginning of period	$16.59	$12.59
Net investment income[2]	0.19	0.12
Net realized and unrealized gain (loss) on investments	(1.93)	4.12
Total from investment operations	(1.74)	4.24
Less distributions
From net investment income	(0.14)	(0.24)
From net realized gain	(1.80)	—
Total distributions	(1.94)	(0.24)
Net asset value, end of period	$12.91	$16.59
Total return (%)[3]	(12.48)	34.37[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	0.83[6]
Expenses including reductions	0.78	0.82[6]
Net investment income	1.31	1.05[6]
Portfolio turnover (%)	81	122[7]

[1]	The inception date for Class R6 shares is 12-2-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
18	JOHN HANCOCK Real Estate Securities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$16.59	$12.05	$14.55	$12.97	$13.12
Net investment income[1]	0.18	0.20	0.24	0.29	0.26
Net realized and unrealized gain (loss) on investments	(1.93)	4.58	(1.55)	1.82	0.49
Total from investment operations	(1.75)	4.78	(1.31)	2.11	0.75
Less distributions
From net investment income	(0.13)	(0.24)	(0.29)	(0.26)	(0.17)
From net realized gain	(1.80)	—	(0.90)	(0.27)	(0.73)
Total distributions	(1.93)	(0.24)	(1.19)	(0.53)	(0.90)
Net asset value, end of period	$12.91	$16.59	$12.05	$14.55	$12.97
Total return (%)[2]	(12.51)	40.36	(9.75)	17.35	6.20
Ratios and supplemental data
Net assets, end of period (in millions)	$290	$371	$304	$433	$421
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83	0.87	0.81	0.81	0.81
Expenses including reductions	0.82	0.86	0.80	0.80	0.80
Net investment income	1.19	1.45	1.86	2.25	2.11
Portfolio turnover (%)	81	122	133	132	158

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	19

Notes to financial statements
Note 1—Organization
John Hancock Real Estate Securities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to achieve a combination of long-term capital appreciation and current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following
20	JOHN HANCOCK Real Estate Securities Fund | ANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of August 31, 2022, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund invests in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other
ANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	21

distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of August 31, 2022, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2022, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2022 were $4,844.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
22	JOHN HANCOCK Real Estate Securities Fund | ANNUAL REPORT

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, net capital losses of $5,784,904 that are a result of security transactions occurring after October 31, 2021, are treated as occurring on September 1, 2022, the first day of the fund’s next taxable year.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2022 and 2021 was as follows:
	August 31, 2022	August 31, 2021
Ordinary income	$5,703,527	$5,630,903
Long-term capital gains	37,992,290	—
Total	$43,695,817	$5,630,903
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2022, the components of distributable earnings on a tax basis consisted of $1,381,713 of undistributed ordinary income and $27,535,167 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and characterization of distributions.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.700% of the first $1.5 billion of the fund’s aggregate net assets and b) 0.680% of the excess over $1.5 billion of the fund’s
ANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	23

aggregate net assets. Aggregate net assets include the net assets of the fund and Real Estate Securities Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company, LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$612
Class C	8
Class I	423
Class	Expense reduction
Class R6	$51
Class 1	29,976
Total	$31,070

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2022, were equivalent to a net annual effective rate of 0.69% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $6,575 for the year ended August 31, 2022. Of this amount, $1,107 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $5,468 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of
24	JOHN HANCOCK Real Estate Securities Fund | ANNUAL REPORT

redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2022, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$18,035	$8,394
Class C	967	112
Class I	—	6,116
Class R6	—	55
Class 1	174,500	—
Total	$193,502	$14,677
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$2,075,000	2	0.750%	$86
ANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	25

Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2022 and 2021 were as follows:
	Year Ended 8-31-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	718,479	$11,392,866	305,102	$4,627,911
Distributions reinvested	52,948	828,102	—	—
Repurchased	(412,946)	(6,234,610)	(84,254)	(1,287,217)
Net increase	358,481	$5,986,358	220,848	$3,340,694
Class C shares[1]
Sold	2,506	$37,258	14,441	$204,004
Distributions reinvested	104	1,628	—	—
Repurchased	(9,990)	(159,537)	—	—
Net increase	(7,380)	$(120,651)	14,441	$204,004
Class I shares[1]
Sold	963,545	$13,885,249	7,820	$110,390
Distributions reinvested	1,041	16,257	—	—
Repurchased	(111,737)	(1,567,762)	—	—
Net increase	852,849	$12,333,744	7,820	$110,390
Class R6 shares[1]
Sold	30,756	$459,007	26,950	$407,543
Distributions reinvested	3,863	60,222	—	—
Repurchased	(6,785)	(98,839)	(221)	(3,278)
Net increase	27,834	$420,390	26,729	$404,265
Class 1 shares
Sold	1,464,854	$23,157,772	1,338,770	$19,880,881
Distributions reinvested	2,723,693	42,462,369	455,692	5,627,795
Repurchased	(4,103,819)	(60,438,158)	(4,660,877)	(61,875,810)
Net increase	84,728	$5,181,983	(2,866,415)	$(36,367,134)
Total net increase (decrease)	1,316,512	$23,801,824	(2,596,577)	$(32,307,781)

[1]	The inception date for Class A, Class C, Class I and Class R6 shares is 12-2-20.
Affiliates of the fund owned 56% and 100% of shares of Class C and Class 1, respectively, on August 31, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $290,478,328 and $299,609,837, respectively, for the year ended August 31, 2022.
26	JOHN HANCOCK Real Estate Securities Fund | ANNUAL REPORT

Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$1,038,500	$(1,038,500)	—	—	$45	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Real Estate Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Real Estate Securities Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 11, 2022
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
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Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2022.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $37,992,290 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2022 Form 1099-DIV in early 2023. This will reflect the tax character of all distributions paid in calendar year 2022.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	29

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock Real Estate Securities Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
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Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreements
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex),
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
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(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2021. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and relative to its peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are lower than the peer group median
The Board took into account management’s discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The
32	JOHN HANCOCK REAL ESTATE SECURITIES FUND | ANNUAL REPORT

Board also noted that the Advisor pays the subadvisory fees, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive
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Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s businesses, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fees for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significant to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
34	JOHN HANCOCK REAL ESTATE SECURITIES FUND | ANNUAL REPORT

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided; and
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(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
36	JOHN HANCOCK REAL ESTATE SECURITIES FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Real Estate Securities Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Wellington Management Company LLP (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
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•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
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Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	192
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	192
Trustee
Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2005	192
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham,[2] Born: 1944	2012	192
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	192
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present).
Grace K. Fey, Born: 1946	2008	192
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
ANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	39

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Dean C. Garfield,* Born: 1968	2022	192
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017).
Deborah C. Jackson, Born: 1952	2012	192
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	192
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009).
Steven R. Pruchansky, Born: 1944	2012	192
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	192
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
40	JOHN HANCOCK REAL ESTATE SECURITIES FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	192
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	192
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	192
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).
Paul Lorentz,† Born: 1968	2022	192
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016).

ANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	41

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
42	JOHN HANCOCK REAL ESTATE SECURITIES FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Manager
Bradford D. Stoesser
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	43

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Real Estate Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2406984	488A 8/22
10/2022

Annual report
John Hancock
Small Cap Growth Fund
U.S. equity
August 31, 2022

A message to shareholders
Dear shareholder,
The U.S. stock market declined during the 12 months ended August 31, 2022, pressured by surging inflation, rising interest rates, and supply chain shortages exacerbated by the Russian invasion of Ukraine and China’s strict COVID-19 lockdowns. To try to tame inflation, the U.S. Federal Reserve hiked its short-term interest-rate target a number of times during the second half of the period.
Worries about decelerating economic growth and the health of the consumer ensued, outweighing largely healthy corporate earnings reports. Although these factors caused nearly all segments of the equity market to lose ground, the energy sector posted a gain behind a rally in oil prices.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Small Cap Growth Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
13	Financial statements
16	Financial highlights
21	Notes to financial statements
28	Report of independent registered public accounting firm
29	Tax information
30	Evaluation of advisory and subadvisory agreements by the Board of Trustees
37	Statement regarding liquidity risk management
39	Trustees and Officers
43	More information
ANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/2022 (%)

The Russell 2000 Growth Index tracks the performance of publicly traded small-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1 Class A shares were first offered on 3-27-18. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK SMALL CAP GROWTH FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

U.S. stocks slumped as market sentiment deteriorated
The highest inflation rate in four decades, a sharp rise in interest rates, and an increased risk of recession weighed on investor sentiment, leading to a substantial decline in stock prices during the period.
Small-cap growth stocks underperformed
Small-cap growth stocks, as represented by the Russell 2000 Growth Index, trailed small-cap value equities, as represented by the Russell 2000 Value Index, by a significant margin amid increased volatility and compression in the valuations of growth-oriented stocks.
The fund underperformed its benchmark
The fund trailed the performance of its benchmark, the Russell 2000 Growth Index, due primarily to stock selection.
SECTOR COMPOSITION AS OF 8/31/2022 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	3

Management’s discussion of fund performance
How did the U.S. equity market perform during the 12 months ended August 31, 2022?
After several years of elevated equity market returns, the past 12 months represented a meaningful reversal as stocks declined significantly. Inflation accelerated to levels not seen in 40 years amid supply chain delays, a tight labor market, and the adverse impact of the Russia/Ukraine military conflict on food and energy prices. In response, the U.S. Federal Reserve raised short-term interest rates four times between March and July 2022 in an attempt to rein in inflationary pressures, sparking greater investor concern that the rate hikes would lead to a recession.
All of these factors put downward pressure on market sentiment, leading to a risk-off environment that cast a dark shadow over stocks in general and growth stocks in particular. Small-cap growth stocks were among the hardest-hit segments of the market, underperforming their small-cap value counterparts by a wide margin.
How did the fund perform?
The fund also declined markedly and trailed the return of its benchmark. The sell-off in small-cap growth stocks was broad and indiscriminate, largely ignoring fundamentals and leaving little room for stock selection to shine through. Among
TOP 10 HOLDINGS AS OF 8/31/2022 (% of net assets)
Kinsale Capital Group, Inc.	3.4
Chart Industries, Inc.	3.4
Fox Factory Holding Corp.	3.3
BJ’s Wholesale Club Holdings, Inc.	3.2
Calix, Inc.	3.1
AMN Healthcare Services, Inc.	3.0
PTC Therapeutics, Inc.	3.0
Texas Roadhouse, Inc.	3.0
Halozyme Therapeutics, Inc.	2.8
CryoPort, Inc.	2.7
TOTAL	30.9
Cash and cash equivalents are not included.
4	JOHN HANCOCK SMALL CAP GROWTH FUND | ANNUAL REPORT

individual holdings, the most significant performance detractors, in absolute terms, included industrial inkjet printer and textile ink manufacturer Kornit Digital Ltd. and packaging materials company Ranpak Holdings Corp. Kornit’s consistent market underperformance during the past year caused its stock price to tumble. Ranpak faced increasing cost pressure and the negative impact of the Russia/Ukraine conflict on its European business. We eliminated both stocks from the portfolio during the period.
Leading performance contributors included communication services software maker Calix, Inc. and fiber optic cable manufacturer Clearfield, Inc. Calix, which makes software primarily for broadband service providers, gained market share through the introduction of new products during the period, which led to better-than-expected revenues and earnings. Clearfield reported consistently strong earnings as the company benefited from the continued rollout of 5G wireless technology.
How was the fund positioned at the end of the period?
The fund’s largest average overweight positions compared with the benchmark were in the consumer discretionary and consumer staples sectors, while its most significant average underweights included the real estate sector—where it had no exposure—and the healthcare sector. The indiscriminate sell-off in small-cap growth stocks in 2022 has created compelling valuation opportunities across many sectors of the market, especially among the high-quality companies in which the fund invests. We’ve taken advantage to upgrade the quality of the portfolio, which we expect to make the fund more resilient if market volatility remains elevated.
MANAGED BY

Jennifer K. Silver, CFA
Michael J. Mufson, CFA
Anthony E. Sutton
Ezra S. Samet, CFA
Alexi Makkas
The views expressed in this report are exclusively those of the portfolio management team at Redwood Investments, LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A1	-33.33	4.80	9.55	26.43	149.06
Class C1	-30.86	5.18	9.75	28.71	153.60
Class I1,2	-29.69	6.10	10.23	34.43	164.87
Class R6[1,2]	-29.58	6.22	10.29	35.21	166.41
Class NAV[2]	-29.56	6.23	10.30	35.28	166.55
Index†	-25.26	6.69	10.16	38.26	163.25
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2024 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.28	2.03	1.03	0.93	0.92
Net (%)	1.27	2.02	1.02	0.92	0.91
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Russell 2000 Growth Index.
See the following page for footnotes.
6	JOHN HANCOCK SMALL CAP GROWTH FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Cap Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell 2000 Growth Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	8-31-12	25,360	25,360	26,325
Class I1,2	8-31-12	26,487	26,487	26,325
Class R6[1,2]	8-31-12	26,641	26,641	26,325
Class NAV[2]	8-31-12	26,655	26,655	26,325
The Russell 2000 Growth Index tracks the performance of publicly traded small-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A, Class C, Class I, and Class R6 shares were first offered on 3-27-18. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2022, with the same investment held until August 31, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2022, with the same investment held until August 31, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK SMALL CAP GROWTH FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2022	Ending value on 8-31-2022	Expenses paid during period ended 8-31-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$816.30	$6.04	1.32%
	Hypothetical example	1,000.00	1,018.60	6.72	1.32%
Class C	Actual expenses/actual returns	1,000.00	813.40	9.46	2.07%
	Hypothetical example	1,000.00	1,014.80	10.51	2.07%
Class I	Actual expenses/actual returns	1,000.00	817.40	4.86	1.06%
	Hypothetical example	1,000.00	1,019.90	5.40	1.06%
Class R6	Actual expenses/actual returns	1,000.00	818.10	4.40	0.96%
	Hypothetical example	1,000.00	1,020.40	4.89	0.96%
Class NAV	Actual expenses/actual returns	1,000.00	818.20	4.31	0.94%
	Hypothetical example	1,000.00	1,020.50	4.79	0.94%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	9

Fund’s investments
AS OF 8-31-22
	Shares	Value
Common stocks 95.4%		$412,896,567
(Cost $394,164,072)
Communication services 2.3%		10,171,647
Media 2.3%
TechTarget, Inc. (A)	156,728	10,171,647
Consumer discretionary 18.5%		80,024,530
Auto components 3.3%
Fox Factory Holding Corp. (A)	150,846	14,060,356
Diversified consumer services 1.7%
European Wax Center, Inc., Class A (B)	343,597	7,432,003
Hotels, restaurants and leisure 4.7%
Boyd Gaming Corp.	136,552	7,432,525
Texas Roadhouse, Inc.	144,010	12,782,328
Household durables 2.3%
Skyline Champion Corp. (A)	175,894	9,967,913
Internet and direct marketing retail 0.8%
Overstock.com, Inc. (A)	131,891	3,442,355
Multiline retail 1.4%
Ollie’s Bargain Outlet Holdings, Inc. (A)	110,129	6,091,235
Specialty retail 4.3%
Asbury Automotive Group, Inc. (A)	60,860	10,618,853
Leslie’s, Inc. (A)	578,065	8,196,962
Consumer staples 9.2%		39,735,992
Beverages 2.2%
MGP Ingredients, Inc.	86,365	9,453,513
Food and staples retailing 5.9%
BJ’s Wholesale Club Holdings, Inc. (A)	186,379	13,883,372
Performance Food Group Company (A)	230,413	11,516,042
Food products 1.1%
Freshpet, Inc. (A)	112,177	4,883,065
Energy 4.0%		17,206,871
Oil, gas and consumable fuels 4.0%
Earthstone Energy, Inc., Class A (A)(B)	516,838	7,855,938
Ranger Oil Corp., Class A	239,829	9,350,933
Financials 9.8%		42,661,778
Banks 1.7%
First Financial Bankshares, Inc.	170,108	7,231,291
10	JOHN HANCOCK SMALL CAP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Capital markets 2.0%
PJT Partners, Inc., Class A	126,171	$8,733,557
Insurance 3.6%
Kinsale Capital Group, Inc.	57,680	14,626,491
Palomar Holdings, Inc. (A)	13,662	1,083,260
Thrifts and mortgage finance 2.5%
Axos Financial, Inc. (A)	262,977	10,987,179
Health care 19.1%		82,545,061
Biotechnology 7.7%
Avid Bioservices, Inc. (A)	488,226	8,407,252
Halozyme Therapeutics, Inc. (A)	298,845	12,171,957
PTC Therapeutics, Inc. (A)	257,304	12,849,762
Health care equipment and supplies 7.3%
CryoPort, Inc. (A)	356,729	11,650,769
Inmode, Ltd. (A)	288,412	9,211,879
Omnicell, Inc. (A)	104,373	10,676,314
Health care providers and services 3.0%
AMN Healthcare Services, Inc. (A)	125,486	12,879,883
Life sciences tools and services 1.1%
Medpace Holdings, Inc. (A)	31,822	4,697,245
Industrials 15.2%		65,963,913
Aerospace and defense 2.2%
AeroVironment, Inc. (A)	108,321	9,602,657
Air freight and logistics 2.6%
Air Transport Services Group, Inc. (A)	379,584	11,436,866
Building products 1.0%
Simpson Manufacturing Company, Inc.	44,622	4,133,782
Commercial services and supplies 2.1%
The Brink’s Company	166,836	9,222,694
Machinery 3.4%
Chart Industries, Inc. (A)	75,003	14,540,082
Professional services 1.7%
FTI Consulting, Inc. (A)	46,380	7,448,628
Trading companies and distributors 2.2%
Rush Enterprises, Inc., Class A	203,553	9,579,204
Information technology 16.3%		70,360,398
Communications equipment 5.6%
Calix, Inc. (A)	226,622	13,336,705
Clearfield, Inc. (A)	94,246	10,942,903
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	11

	Shares	Value
Information technology (continued)
IT services 1.2%
Perficient, Inc. (A)	67,221	$5,249,960
Semiconductors and semiconductor equipment 5.9%
Onto Innovation, Inc. (A)	161,520	11,466,305
SiTime Corp. (A)	47,923	5,099,486
Synaptics, Inc. (A)	76,023	8,789,019
Software 3.6%
Sprout Social, Inc., Class A (A)	112,055	6,727,782
Workiva, Inc. (A)	128,859	8,748,238
Materials 1.0%		4,226,377
Chemicals 1.0%
Aspen Aerogels, Inc. (A)	324,856	4,226,377

	Yield (%)	Shares	Value
Short-term investments 6.8%			$29,292,910
(Cost $29,294,211)
Short-term funds 6.8%			29,292,910
John Hancock Collateral Trust (C)	2.3160(D)	1,265,468	12,646,327
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.2409(D)	16,646,583	16,646,583

Total investments (Cost $423,458,283) 102.2%	$442,189,477
Other assets and liabilities, net (2.2%)	(9,487,604)
Total net assets 100.0%	$432,701,873

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-22.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 8-31-22.
At 8-31-22, the aggregate cost of investments for federal income tax purposes was $429,535,100. Net unrealized appreciation aggregated to $12,654,377, of which $64,109,126 related to gross unrealized appreciation and $51,454,749 related to gross unrealized depreciation.
12	JOHN HANCOCK SMALL CAP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-22

Assets
Unaffiliated investments, at value (Cost $410,810,655) including $12,350,071 of securities loaned	$429,543,150
Affiliated investments, at value (Cost $12,647,628)	12,646,327
Total investments, at value (Cost $423,458,283)	442,189,477
Dividends and interest receivable	112,581
Receivable for fund shares sold	91,068
Receivable for investments sold	4,098,693
Receivable for securities lending income	9,674
Other assets	58,271
Total assets	446,559,764
Liabilities
Payable for investments purchased	1,077,943
Payable for fund shares repurchased	1,767
Payable upon return of securities loaned	12,650,935
Payable to affiliates
Accounting and legal services fees	15,988
Transfer agent fees	2,256
Trustees’ fees	416
Other liabilities and accrued expenses	108,586
Total liabilities	13,857,891
Net assets	$432,701,873
Net assets consist of
Paid-in capital	$424,927,820
Total distributable earnings (loss)	7,774,053
Net assets	$432,701,873

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($18,455,052 ÷ 1,318,352 shares)[1]	$14.00
Class C ($208,227 ÷ 15,567 shares)[1]	$13.38
Class I ($856,456 ÷ 60,348 shares)	$14.19
Class R6 ($293,579 ÷ 20,533 shares)	$14.30
Class NAV ($412,888,559 ÷ 28,860,013 shares)	$14.31
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.74

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	13

STATEMENT OF OPERATIONS For the year ended 8-31-22

Investment income
Dividends	$2,727,320
Interest	64,460
Securities lending	26,025
Total investment income	2,817,805
Expenses
Investment management fees	4,723,046
Distribution and service fees	54,515
Accounting and legal services fees	77,766
Transfer agent fees	25,542
Trustees’ fees	9,563
Custodian fees	85,245
State registration fees	72,079
Printing and postage	21,012
Professional fees	65,933
Other	29,600
Total expenses	5,164,301
Less expense reductions	(47,104)
Net expenses	5,117,197
Net investment loss	(2,299,392)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	18,101,147
Affiliated investments	(5,674)
Capital gain distributions received from affiliated investments	126
18,095,599
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(197,603,266)
Affiliated investments	(1,301)
(197,604,567)
Net realized and unrealized loss	(179,508,968)
Decrease in net assets from operations	$(181,808,360)
14	JOHN HANCOCK Small Cap Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-22	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment loss	$(2,299,392)	$(4,363,324)
Net realized gain	18,095,599	182,531,138
Change in net unrealized appreciation (depreciation)	(197,604,567)	49,763,598
Increase (decrease) in net assets resulting from operations	(181,808,360)	227,931,412
Distributions to shareholders
From earnings
Class A	(6,334,166)	(372,190)
Class C	(86,563)	(9,899)
Class I	(196,941)	(22,483)
Class R6	(22,284)	(2,498)
Class NAV	(152,746,529)	(23,547,407)
Total distributions	(159,386,483)	(23,954,477)
From fund share transactions	94,339,573	(147,296,422)
Total increase (decrease)	(246,855,270)	56,680,513
Net assets
Beginning of year	679,557,143	622,876,630
End of year	$432,701,873	$679,557,143
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	15

Financial highlights
CLASS A SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18[1]
Per share operating performance
Net asset value, beginning of period	$27.21	$20.14	$16.62	$19.27	$17.03
Net investment loss[2]	(0.14)	(0.26)	(0.15)	(0.18)	(0.10)
Net realized and unrealized gain (loss) on investments	(6.06)	8.17	3.67	(1.93)	2.34
Total from investment operations	(6.20)	7.91	3.52	(2.11)	2.24
Less distributions
From net realized gain	(7.01)	(0.84)	—	(0.54)	—
Net asset value, end of period	$14.00	$27.21	$20.14	$16.62	$19.27
Total return (%)[3,4]	(29.82)	40.11	21.18	(10.41)	13.15[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$18	$21	$7	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30	1.28	1.31	1.32	1.36[6]
Expenses including reductions	1.29	1.28	1.30	1.31	1.35[6]
Net investment loss	(0.78)	(1.05)	(0.91)	(1.07)	(1.26)[6]
Portfolio turnover (%)	55	66	98	101	165[7]

[1]	The inception date for Class A shares is 3-27-18.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
16	JOHN HANCOCK Small Cap Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18[1]
Per share operating performance
Net asset value, beginning of period	$26.48	$19.77	$16.44	$19.21	$17.03
Net investment loss[2]	(0.28)	(0.42)	(0.27)	(0.30)	(0.16)
Net realized and unrealized gain (loss) on investments	(5.81)	7.97	3.60	(1.93)	2.34
Total from investment operations	(6.09)	7.55	3.33	(2.23)	2.18
Less distributions
From net realized gain	(7.01)	(0.84)	—	(0.54)	—
Net asset value, end of period	$13.38	$26.48	$19.77	$16.44	$19.21
Total return (%)[3,4]	(30.36)	39.06	20.26	(11.08)	12.80[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.05	2.03	2.06	2.07	2.11[7]
Expenses including reductions	2.04	2.03	2.05	2.06	2.10[7]
Net investment loss	(1.53)	(1.79)	(1.67)	(1.81)	(2.01)[7]
Portfolio turnover (%)	55	66	98	101	165[8]

[1]	The inception date for Class C shares is 3-27-18.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	17

CLASS I SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18[1]
Per share operating performance
Net asset value, beginning of period	$27.43	$20.25	$16.67	$19.29	$17.03
Net investment loss[2]	(0.09)	(0.19)	(0.11)	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	(6.14)	8.21	3.69	(1.94)	2.34
Total from investment operations	(6.23)	8.02	3.58	(2.08)	2.26
Less distributions
From net realized gain	(7.01)	(0.84)	—	(0.54)	—
Net asset value, end of period	$14.19	$27.43	$20.25	$16.67	$19.29
Total return (%)[3]	(29.69)	40.49	21.48	(10.23)	13.27[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	1.03	1.06	1.08	1.12[6]
Expenses including reductions	1.04	1.03	1.05	1.07	1.11[6]
Net investment loss	(0.54)	(0.78)	(0.65)	(0.80)	(0.99)[6]
Portfolio turnover (%)	55	66	98	101	165[7]

[1]	The inception date for Class I shares is 3-27-18.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
18	JOHN HANCOCK Small Cap Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18[1]
Per share operating performance
Net asset value, beginning of period	$27.55	$20.32	$16.70	$19.30	$17.03
Net investment loss[2]	(0.06)	(0.16)	(0.09)	(0.12)	(0.07)
Net realized and unrealized gain (loss) on investments	(6.18)	8.23	3.71	(1.94)	2.34
Total from investment operations	(6.24)	8.07	3.62	(2.06)	2.27
Less distributions
From net realized gain	(7.01)	(0.84)	—	(0.54)	—
Net asset value, end of period	$14.30	$27.55	$20.32	$16.70	$19.30
Total return (%)[3]	(29.58)	40.60	21.68	(10.12)	13.33[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94	0.93	0.94	0.97	1.01[6]
Expenses including reductions	0.93	0.92	0.94	0.96	1.01[6]
Net investment loss	(0.36)	(0.67)	(0.54)	(0.70)	(0.92)[6]
Portfolio turnover (%)	55	66	98	101	165[7]

[1]	The inception date for Class R6 shares is 3-27-18.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	19

CLASS NAV SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$27.56	$20.33	$16.71	$19.30	$20.31
Net investment loss[1]	(0.08)	(0.16)	(0.09)	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments	(6.16)	8.23	3.71	(1.93)	4.54
Total from investment operations	(6.24)	8.07	3.62	(2.05)	4.43
Less distributions
From net realized gain	(7.01)	(0.84)	—	(0.54)	(5.44)
Net asset value, end of period	$14.31	$27.56	$20.33	$16.71	$19.30
Total return (%)[2]	(29.56)	40.58	21.66	(10.07)	24.87
Ratios and supplemental data
Net assets, end of period (in millions)	$413	$657	$615	$560	$360
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	0.92	0.93	0.96	1.00
Expenses including reductions	0.92	0.91	0.93	0.95	0.99
Net investment loss	(0.41)	(0.66)	(0.53)	(0.70)	(0.57)
Portfolio turnover (%)	55	66	98	101	165[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
20	JOHN HANCOCK Small Cap Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Small Cap Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
ANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	21

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of August 31, 2022, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2022, the fund loaned securities valued at $12,350,071 and received $12,650,935 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund
22	JOHN HANCOCK Small Cap Growth Fund | ANNUAL REPORT

is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2022, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2022 were $5,406.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, net capital losses of $3,536,379 that are a result of security transactions occurring after October 31, 2021, are treated as occurring on September 1, 2022, the first day of the fund’s next taxable year.
Qualified late year ordinary losses of $1,343,945 are treated as occurring on September 1, 2022, the first day of the fund’s next taxable year.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2022 and 2021 was as follows:
	August 31, 2022	August 31, 2021
Ordinary income	$20,992,219	—
Long-term capital gains	138,394,264	$23,954,477
Total	$159,386,483	$23,954,477
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2022, there were no distributable earnings on a tax basis.
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Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.880% of the first $300 million of the fund’s average daily net assets; b) 0.850% of the next $300 million of average daily net assets; c) 0.830% of the next $300 million of average daily net assets; and d) 0.800% of the excess over $900 million of average daily net assets. The Advisor has a subadvisory agreement with Redwood Investments, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,793
Class C	22
Class I	86
Class	Expense reduction
Class R6	$17
Class NAV	45,186
Total	$47,104

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2022, were equivalent to a net annual effective rate of 0.86% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
24	JOHN HANCOCK Small Cap Growth Fund | ANNUAL REPORT

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $11,647 for the year ended August 31, 2022. Of this amount, $2,130 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $9,517 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2022, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$51,987	$24,063
Class C	2,528	292
Class I	—	1,168
Class R6	—	19
Total	$54,515	$25,542
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
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Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2022 and 2021 were as follows:
	Year Ended 8-31-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	659,071	$12,692,927	783,748	$18,904,291
Distributions reinvested	328,175	6,333,781	16,638	372,190
Repurchased	(446,318)	(7,825,477)	(350,959)	(8,640,787)
Net increase	540,928	$11,201,231	449,427	$10,635,694
Class C shares
Sold	5,893	$106,067	7,261	$169,169
Distributions reinvested	3,558	65,970	340	7,442
Repurchased	(4,911)	(83,789)	(8,182)	(197,218)
Net increase (decrease)	4,540	$88,248	(581)	$(20,607)
Class I shares
Sold	87,812	$1,652,996	7,393	$176,197
Distributions reinvested	10,084	196,941	999	22,483
Repurchased	(62,620)	(1,084,030)	(7,978)	(191,405)
Net increase	35,276	$765,907	414	$7,275
Class R6 shares
Sold	18,589	$333,066	94	$2,339
Distributions reinvested	86	1,691	2	41
Repurchased	(1,157)	(16,556)	(56)	(1,412)
Net increase	17,518	$318,201	40	$968
Class NAV shares
Sold	2,605,686	$42,327,577	1,341,431	$32,650,406
Distributions reinvested	7,765,456	152,746,529	1,041,460	23,547,407
Repurchased	(5,358,633)	(113,108,120)	(8,814,095)	(214,117,565)
Net increase (decrease)	5,012,509	$81,965,986	(6,431,204)	$(157,919,752)
Total net increase (decrease)	5,610,771	$94,339,573	(5,981,904)	$(147,296,422)
Affiliates of the fund owned 19%, 14% and 100% of shares of Class C, Class R6 and Class NAV, respectively, on August 31, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $298,321,214 and $376,482,249, respectively, for the year ended August 31, 2022.
26	JOHN HANCOCK Small Cap Growth Fund | ANNUAL REPORT

Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2022, funds within the John Hancock group of funds complex held 95.4% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	29.2%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	18.8%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	15.2%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	8.7%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	5.0%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,265,468	—	$51,489,712	$(38,836,410)	$(5,674)	$(1,301)	$26,025	$126	$12,646,327

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
ANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Small Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Small Cap Growth Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 11, 2022
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
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Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2022.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $138,394,264 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2022 Form 1099-DIV in early 2023. This will reflect the tax character of all distributions paid in calendar year 2022.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	29

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Redwood Investments, LLC (the Subadvisor), for John Hancock Small Cap Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the continuation of the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
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Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
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(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three-, five- and ten-year periods ending December 31, 2021. The Board also noted that the fund outperformed the peer group median for the one-, three- and ten-year periods and underperformed for the five-year period ended December 31, 2021. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and relative to its peer group median for the one-, three- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
32	JOHN HANCOCK SMALL CAP GROWTH FUND | ANNUAL REPORT

The Board took into account management’s discussion of the fund’s expenses, including the year-over-year decline in the fund’s net expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
ANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	33

(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its
34	JOHN HANCOCK SMALL CAP GROWTH FUND | ANNUAL REPORT

operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
ANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	35

(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
36	JOHN HANCOCK SMALL CAP GROWTH FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Small Cap Growth Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Redwood Investments, LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
ANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	37

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
38	JOHN HANCOCK SMALL CAP GROWTH FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	192
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	192
Trustee
Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2005	192
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham,[2] Born: 1944	2012	192
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	192
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present).
Grace K. Fey, Born: 1946	2008	192
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
ANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	39

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Dean C. Garfield,* Born: 1968	2022	192
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017).
Deborah C. Jackson, Born: 1952	2012	192
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	192
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009).
Steven R. Pruchansky, Born: 1944	2012	192
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	192
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
40	JOHN HANCOCK SMALL CAP GROWTH FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	192
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	192
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	192
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).
Paul Lorentz,† Born: 1968	2022	192
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016).

ANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	41

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
42	JOHN HANCOCK SMALL CAP GROWTH FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Redwood Investments, LLC
Portfolio Managers
Alexi Makkas
Michael J. Mufson, CFA
Ezra S. Samet, CFA
Jennifer K. Silver, CFA
Anthony E. Sutton
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	43

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2406990	470A 8/22
10/2022

Annual report
John Hancock
Small Cap Value Fund
U.S. equity
August 31, 2022

A message to shareholders
Dear shareholder,
The U.S. stock market declined during the 12 months ended August 31, 2022, pressured by surging inflation, rising interest rates, and supply chain shortages exacerbated by the Russian invasion of Ukraine and China’s strict COVID-19 lockdowns. To try to tame inflation, the U.S. Federal Reserve hiked its short-term interest-rate target a number of times during the second half of the period.
Worries about decelerating economic growth and the health of the consumer ensued, outweighing largely healthy corporate earnings reports. Although these factors caused nearly all segments of the equity market to lose ground, the energy sector posted a gain behind a rally in oil prices.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Small Cap Value Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
15	Financial statements
18	Financial highlights
22	Notes to financial statements
31	Report of independent registered public accounting firm
32	Tax information
33	Evaluation of advisory and subadvisory agreements by the Board of Trustees
40	Statement regarding liquidity risk management
42	Trustees and Officers
46	More information
ANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/2022 (%)

The Russell 2000 Value Index tracks the performance of publicly traded small-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 12-30-13. The returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Soaring inflation weighed on the equity market
U.S. stocks declined sharply over the past year as the highest inflation rate in more than four decades and the response by the U.S. Federal Reserve to tighten financial conditions put downward pressure on corporate earnings expectations.
Small-cap value stocks outperformed
Small-cap value companies held up better than the broader equity market in an environment of rising interest rates and declining earnings for growth-oriented stocks.
High-quality emphasis aided fund performance
In a difficult market environment, the fund’s focus on higher-quality businesses helped it outperform its benchmark, the Russell 2000 Value Index.
SECTOR COMPOSITION AS OF 8/31/2022 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	3

Management’s discussion of fund performance
How did the stock market perform for small-cap value stocks during the 12 months ended August 31, 2022?
The past year was a challenging period for the U.S. equity market. The primary factor was rampant inflation, which surged to a four-decade high of 9.1% in July 2022 as robust consumer demand stretched supply chains, and soaring commodity prices led to faster-than-anticipated inflation growth. The U.S. Federal Reserve (Fed) responded by aggressively raising short-term interest rates over the last six months of the period, as well as starting to reduce its $9 trillion balance sheet. The Fed’s efforts to suppress inflation by tightening financial conditions increased the probability of a recession, which weighed on market sentiment and put downward pressure on corporate earnings expectations. The end result was a sharp decline in the broad U.S. equity indexes. While small-cap stocks generally underperformed their larger counterparts during the period, value stocks outpaced growth issues by a wide margin across all market capitalizations as surging U.S. Treasury yields and disappointing earnings in the information technology sector led to larger declines for growth-oriented stocks.
How did the fund perform?
The fund declined for the period but held up better than its benchmark as the high-quality companies in the portfolio helped protect shareholder capital in a difficult market environment. Among portfolio holdings, the top contributors
TOP 10 HOLDINGS AS OF 8/31/2022 (% of net assets)
TriMas Corp.	2.0
Huron Consulting Group, Inc.	2.0
Visteon Corp.	1.9
Belden, Inc.	1.9
Element Solutions, Inc.	1.8
Haemonetics Corp.	1.7
Banc of California, Inc.	1.7
CTS Corp.	1.7
Progress Software Corp.	1.7
White Mountains Insurance Group, Ltd.	1.6
TOTAL	18.0
Cash and cash equivalents are not included.
4	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT

included management consulting firm Huron Consulting Group, Inc. and diagnostic products maker Lantheus Holdings, Inc. Huron Consulting reported better-than-expected earnings thanks to strong demand from their clients in the healthcare and education industries. Lantheus benefited from the successful launch of Pylarify, an imaging agent used to identify prostate cancer. We sold the fund’s holdings in the company prior to period end.
On the downside, the most significant detractors included door and window components supplier Tyman PLC and reinsurance company SiriusPoint, Ltd. Tyman reported solid results, but the negative impact of rising mortgage rates on the housing market weighed on the stock. SiriusPoint came under pressure due to weakness in the company’s alternative investments and fixed-income portfolio, resulting in the resignation of the CEO.
How was the fund positioned at the end of the period?
The fund’s largest overweight positions compared with its benchmark included the industrials and materials sectors, while its largest underweight positions included the healthcare and energy sectors. Based on our long-term time horizon, we continue to find opportunities created by heightened market volatility and the inefficiencies frequently found among small-cap stocks. As a result, portfolio turnover has remained elevated compared to the fund’s historical average.
Can you tell us about a portfolio manager addition?
Effective January 4, 2022, Danielle S. Williams, CFA, was added to the portfolio management team.
MANAGED BY

Timothy J. McCormack, CFA
Shaun F. Pedersen
Edmond C. Griffin, CFA
Danielle S. Williams, CFA
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A1	-10.25	4.19	7.72	22.77	110.39
Class I1,2	-5.24	5.58	8.56	31.18	127.26
Class R6[1,2]	-5.16	5.69	8.67	31.88	129.58
Class NAV[2]	-5.15	5.70	8.67	31.91	129.67
Index†	-10.18	6.56	9.49	37.37	147.67
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.0%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class I	Class R6	Class NAV
Gross (%)	1.46	1.16	1.05	1.04
Net (%)	1.44	1.14	1.03	1.02
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Russell 2000 Value Index.
See the following page for footnotes.
6	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Cap Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell 2000 Value Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I1,2	8-31-12	22,726	22,726	24,767
Class R6[1,2]	8-31-12	22,958	22,958	24,767
Class NAV[2]	8-31-12	22,967	22,967	24,767
The Russell 2000 Value Index tracks the performance of publicly traded small-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A, Class I, and Class R6 shares were first offered on 12-30-13. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
ANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2022, with the same investment held until August 31, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on March 1, 2022, with the same investment held until August 31, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2022	Ending value on 8-31-2022	Expenses paid during period ended 8-31-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$918.80	$6.72	1.39%
	Hypothetical example	1,000.00	1,018.20	7.07	1.39%
Class I	Actual expenses/actual returns	1,000.00	920.30	5.28	1.09%
	Hypothetical example	1,000.00	1,019.70	5.55	1.09%
Class R6	Actual expenses/actual returns	1,000.00	920.40	4.74	0.98%
	Hypothetical example	1,000.00	1,020.30	4.99	0.98%
Class NAV	Actual expenses/actual returns	1,000.00	920.30	4.70	0.97%
	Hypothetical example	1,000.00	1,020.30	4.94	0.97%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	9

Fund’s investments
AS OF 8-31-22
	Shares	Value
Common stocks 97.7%		$534,875,596
(Cost $439,093,705)
Communication services 3.0%		16,413,054
Interactive media and services 2.0%
Shutterstock, Inc.	113,627	6,296,072
Ziff Davis, Inc. (A)	61,342	4,740,510
Media 1.0%
WideOpenWest, Inc. (A)	302,049	5,376,472
Consumer discretionary 8.8%		48,146,276
Auto components 2.5%
Gentherm, Inc. (A)	55,586	3,329,601
Visteon Corp. (A)	85,292	10,220,540
Hotels, restaurants and leisure 0.9%
Aramark	52,702	1,881,988
Wyndham Hotels & Resorts, Inc.	51,947	3,394,217
Household durables 2.1%
Century Communities, Inc.	117,323	5,477,811
Tri Pointe Homes, Inc. (A)	338,916	5,873,414
Specialty retail 1.6%
Five Below, Inc. (A)	7,671	980,967
Monro, Inc.	166,234	7,698,297
Textiles, apparel and luxury goods 1.7%
Deckers Outdoor Corp. (A)	4,352	1,399,473
Kontoor Brands, Inc.	211,925	7,889,968
Consumer staples 4.6%		25,481,038
Beverages 0.8%
C&C Group PLC (A)	2,380,123	4,752,761
Food and staples retailing 1.2%
United Natural Foods, Inc. (A)	148,943	6,565,407
Food products 1.2%
Cranswick PLC	157,744	5,644,303
Post Holdings, Inc. (A)	10,141	900,115
Household products 1.4%
Spectrum Brands Holdings, Inc.	120,947	7,618,452
Energy 2.8%		15,151,696
Oil, gas and consumable fuels 2.8%
Brigham Minerals, Inc., Class A	230,792	6,866,062
Chord Energy Corp.	38,385	5,433,397
Dorian LPG, Ltd.	196,030	2,852,237
10	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 23.3%		$127,733,842
Banks 15.9%
1st Source Corp.	114,314	5,394,478
Atlantic Union Bankshares Corp.	160,492	5,207,965
Banc of California, Inc.	555,939	9,384,250
Berkshire Hills Bancorp, Inc.	81,265	2,292,486
Cadence Bank	264,989	6,751,920
Eastern Bankshares, Inc.	348,597	6,762,782
First Busey Corp.	253,386	5,827,878
First Citizens BancShares, Inc., Class A	2,204	1,789,560
First Interstate BancSystem, Inc., Class A	196,620	7,915,921
Flushing Financial Corp.	318,410	6,575,167
Hancock Whitney Corp.	159,332	7,684,582
International Bancshares Corp.	177,260	7,397,060
National Bank Holdings Corp., Class A	122,477	4,915,002
Synovus Financial Corp.	203,260	8,162,922
Webster Financial Corp.	22,624	1,064,459
Insurance 6.1%
Assured Guaranty, Ltd.	118,641	6,058,996
Kemper Corp.	180,283	8,293,018
ProAssurance Corp.	279,106	5,970,077
Reinsurance Group of America, Inc.	12,497	1,566,624
SiriusPoint, Ltd. (A)	650,589	2,908,133
White Mountains Insurance Group, Ltd.	6,204	8,499,480
Thrifts and mortgage finance 1.3%
NMI Holdings, Inc., Class A (A)	356,117	7,311,082
Health care 4.4%		24,205,693
Health care equipment and supplies 2.9%
Haemonetics Corp. (A)	127,510	9,567,075
ICU Medical, Inc. (A)	40,727	6,475,593
Health care providers and services 1.2%
Owens & Minor, Inc.	230,409	6,799,370
Life sciences tools and services 0.3%
Syneos Health, Inc. (A)	22,686	1,363,655
Industrials 20.9%		114,436,206
Aerospace and defense 1.1%
Hexcel Corp.	100,208	5,879,203
Building products 2.5%
American Woodmark Corp. (A)	108,442	5,620,549
The AZEK Company, Inc. (A)	134,668	2,457,691
Tyman PLC	2,185,544	5,830,305
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	11

	Shares	Value
Industrials (continued)
Commercial services and supplies 4.9%
ACCO Brands Corp.	844,673	$5,008,911
BrightView Holdings, Inc. (A)	433,633	4,388,366
Clean Harbors, Inc. (A)	12,497	1,467,398
SP Plus Corp. (A)	239,350	7,932,059
UniFirst Corp.	44,266	7,979,389
Construction and engineering 0.6%
Primoris Services Corp.	148,882	3,017,838
Electrical equipment 1.0%
Thermon Group Holdings, Inc. (A)	325,233	5,707,839
Machinery 2.1%
John Bean Technologies Corp.	54,210	5,597,725
Luxfer Holdings PLC	372,144	6,121,769
Professional services 6.1%
CBIZ, Inc. (A)	14,202	620,059
Huron Consulting Group, Inc. (A)	164,981	11,037,229
ICF International, Inc.	83,470	8,477,213
Science Applications International Corp.	87,343	7,954,327
Sterling Check Corp. (A)(B)	254,023	5,405,609
Trading companies and distributors 2.6%
Air Lease Corp.	203,304	7,392,133
GATX Corp.	67,701	6,540,594
Information technology 10.3%		56,496,031
Electronic equipment, instruments and components 5.5%
Belden, Inc.	154,095	10,090,141
CTS Corp.	221,229	9,362,411
ePlus, Inc. (A)	120,298	5,668,442
National Instruments Corp.	129,762	5,159,337
IT services 1.6%
Concentrix Corp.	8,008	1,007,246
WNS Holdings, Ltd., ADR (A)	93,688	7,893,214
Software 3.2%
ACI Worldwide, Inc. (A)	251,654	5,964,200
Digital Turbine, Inc. (A)	123,041	2,272,567
Progress Software Corp.	188,624	9,078,473
Materials 8.6%		46,979,281
Chemicals 6.2%
Axalta Coating Systems, Ltd. (A)	235,281	6,058,486
Element Solutions, Inc.	533,508	9,960,594
HB Fuller Company	85,440	5,541,638
Mativ Holdings, Inc.	342,969	8,100,928
12	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Chemicals (continued)
Orion Engineered Carbons SA	255,126	$4,301,424
Containers and packaging 2.4%
Sealed Air Corp.	35,448	1,907,457
TriMas Corp.	403,661	11,108,754
Real estate 9.2%		50,134,565
Equity real estate investment trusts 9.2%
Alexander & Baldwin, Inc.	272,326	5,100,666
Brandywine Realty Trust	335,113	2,690,957
Centerspace	81,471	6,141,284
Global Medical REIT, Inc.	279,464	3,029,390
LXP Industrial Trust	400,487	4,028,899
Pebblebrook Hotel Trust	352,391	6,209,129
Phillips Edison & Company, Inc.	182,447	5,960,543
Piedmont Office Realty Trust, Inc., Class A	476,555	5,613,818
PotlatchDeltic Corp.	97,144	4,509,424
RPT Realty	711,366	6,850,455
Utilities 1.8%		9,697,914
Gas utilities 1.8%
New Jersey Resources Corp.	108,579	4,792,677
Spire, Inc.	50,664	3,540,907
UGI Corp.	34,540	1,364,330

	Yield (%)	Shares	Value
Short-term investments 2.4%			$13,514,622
(Cost $13,515,057)
Short-term funds 0.3%			1,914,622
John Hancock Collateral Trust (C)	2.3160(D)	191,589	1,914,622

	Par value^	Value
Repurchase agreement 2.1%		11,600,000
Deutsche Bank Tri-Party Repurchase Agreement dated 8-31-22 at 2.250% to be repurchased at $11,600,725 on 9-1-22, collateralized by $12,106,700 U.S. Treasury Notes, 2.750% due 7-31-27 (valued at $11,832,079)	11,600,000	11,600,000

Total investments (Cost $452,608,762) 100.1%	$548,390,218
Other assets and liabilities, net (0.1%)	(809,795)
Total net assets 100.0%	$547,580,423

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	13

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-22.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 8-31-22.
At 8-31-22, the aggregate cost of investments for federal income tax purposes was $465,710,505. Net unrealized appreciation aggregated to $82,679,713, of which $114,937,427 related to gross unrealized appreciation and $32,257,714 related to gross unrealized depreciation.
14	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-22

Assets
Unaffiliated investments, at value (Cost $450,693,705) including $1,878,294 of securities loaned	$546,475,596
Affiliated investments, at value (Cost $1,915,057)	1,914,622
Total investments, at value (Cost $452,608,762)	548,390,218
Cash	18,495
Foreign currency, at value (Cost $55)	54
Dividends and interest receivable	986,181
Receivable for fund shares sold	221,254
Receivable for investments sold	179,643
Receivable for securities lending income	559
Receivable from affiliates	1,242
Other assets	49,346
Total assets	549,846,992
Liabilities
Payable for investments purchased	126,626
Payable for fund shares repurchased	61,211
Payable upon return of securities loaned	1,916,736
Payable to affiliates
Accounting and legal services fees	20,882
Transfer agent fees	11,602
Trustees’ fees	514
Other liabilities and accrued expenses	128,998
Total liabilities	2,266,569
Net assets	$547,580,423
Net assets consist of
Paid-in capital	$379,563,861
Total distributable earnings (loss)	168,016,562
Net assets	$547,580,423

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($39,301,756 ÷ 1,939,935 shares)[1]	$20.26
Class I ($61,657,843 ÷ 3,033,161 shares)	$20.33
Class R6 ($28,024,861 ÷ 1,377,691 shares)	$20.34
Class NAV ($418,595,963 ÷ 20,597,016 shares)	$20.32
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$21.33

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	15

STATEMENT OF OPERATIONS For the year ended 8-31-22

Investment income
Dividends	$12,768,439
Interest	55,741
Securities lending	5,749
Less foreign taxes withheld	(4,082)
Total investment income	12,825,847
Expenses
Investment management fees	6,695,832
Distribution and service fees	117,113
Accounting and legal services fees	103,543
Transfer agent fees	120,338
Trustees’ fees	12,127
Custodian fees	111,615
State registration fees	64,982
Printing and postage	13,030
Professional fees	77,834
Other	36,491
Total expenses	7,352,905
Less expense reductions	(189,053)
Net expenses	7,163,852
Net investment income	5,661,995
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	121,418,300
Affiliated investments	(1,742)
121,416,558
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(156,006,622)
Affiliated investments	(435)
(156,007,057)
Net realized and unrealized loss	(34,590,499)
Decrease in net assets from operations	$(28,928,504)
16	JOHN HANCOCK Small Cap Value Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-22	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment income	$5,661,995	$4,388,671
Net realized gain	121,416,558	66,929,103
Change in net unrealized appreciation (depreciation)	(156,007,057)	226,891,898
Increase (decrease) in net assets resulting from operations	(28,928,504)	298,209,672
Distributions to shareholders
From earnings
Class A	(4,219,390)	(16,630)
Class I	(7,084,965)	(162,763)
Class R6	(2,957,516)	(62,306)
Class NAV	(75,220,925)	(2,647,099)
Total distributions	(89,482,796)	(2,888,798)
From fund share transactions	(151,154,269)	(94,645,981)
Total increase (decrease)	(269,565,569)	200,674,893
Net assets
Beginning of year	817,145,992	616,471,099
End of year	$547,580,423	$817,145,992
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	17

Financial highlights
CLASS A SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$24.09	$16.01	$19.54	$23.06	$20.15
Net investment income[1]	0.10	0.04	0.04	0.12	0.03
Net realized and unrealized gain (loss) on investments	(1.26)	8.05	(2.78)	(2.83)	4.00
Total from investment operations	(1.16)	8.09	(2.74)	(2.71)	4.03
Less distributions
From net investment income	(0.03)	(0.01)	(0.12)	(0.07)	(0.11)
From net realized gain	(2.64)	—	(0.67)	(0.74)	(1.01)
Total distributions	(2.67)	(0.01)	(0.79)	(0.81)	(1.12)
Net asset value, end of period	$20.26	$24.09	$16.01	$19.54	$23.06
Total return (%)[2,3]	(5.51)	50.56	(15.04)	(11.28)	20.52
Ratios and supplemental data
Net assets, end of period (in millions)	$39	$36	$22	$31	$45
Ratios (as a percentage of average net assets):
Expenses before reductions	1.41	1.41	1.47	1.46	1.50
Expenses including reductions	1.39	1.39	1.46	1.46	1.49
Net investment income	0.45	0.20	0.24	0.60	0.14
Portfolio turnover (%)	41	34	46	29	25

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
18	JOHN HANCOCK Small Cap Value Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$24.17	$16.05	$19.58	$23.13	$20.20
Net investment income[1]	0.16	0.11	0.09	0.18	0.09
Net realized and unrealized gain (loss) on investments	(1.26)	8.07	(2.77)	(2.86)	4.03
Total from investment operations	(1.10)	8.18	(2.68)	(2.68)	4.12
Less distributions
From net investment income	(0.10)	(0.06)	(0.18)	(0.13)	(0.18)
From net realized gain	(2.64)	—	(0.67)	(0.74)	(1.01)
Total distributions	(2.74)	(0.06)	(0.85)	(0.87)	(1.19)
Net asset value, end of period	$20.33	$24.17	$16.05	$19.58	$23.13
Total return (%)[2]	(5.24)	51.06	(14.77)	(11.08)	20.93
Ratios and supplemental data
Net assets, end of period (in millions)	$62	$61	$72	$93	$108
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	1.11	1.17	1.18	1.20
Expenses including reductions	1.09	1.08	1.16	1.17	1.20
Net investment income	0.75	0.53	0.53	0.91	0.42
Portfolio turnover (%)	41	34	46	29	25

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	19

CLASS R6 SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$24.19	$16.06	$19.59	$23.14	$20.21
Net investment income[1]	0.19	0.13	0.11	0.20	0.11
Net realized and unrealized gain (loss) on investments	(1.27)	8.08	(2.77)	(2.85)	4.03
Total from investment operations	(1.08)	8.21	(2.66)	(2.65)	4.14
Less distributions
From net investment income	(0.13)	(0.08)	(0.20)	(0.16)	(0.20)
From net realized gain	(2.64)	—	(0.67)	(0.74)	(1.01)
Total distributions	(2.77)	(0.08)	(0.87)	(0.90)	(1.21)
Net asset value, end of period	$20.34	$24.19	$16.06	$19.59	$23.14
Total return (%)[2]	(5.16)	51.22	(14.69)	(10.95)	21.03
Ratios and supplemental data
Net assets, end of period (in millions)	$28	$25	$12	$10	$14
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	1.00	1.05	1.06	1.10
Expenses including reductions	0.98	0.98	1.04	1.06	1.09
Net investment income	0.85	0.60	0.63	1.00	0.50
Portfolio turnover (%)	41	34	46	29	25

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
20	JOHN HANCOCK Small Cap Value Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$24.17	$16.05	$19.57	$23.12	$20.20
Net investment income[1]	0.18	0.13	0.11	0.21	0.11
Net realized and unrealized gain (loss) on investments	(1.25)	8.07	(2.76)	(2.86)	4.02
Total from investment operations	(1.07)	8.20	(2.65)	(2.65)	4.13
Less distributions
From net investment income	(0.14)	(0.08)	(0.20)	(0.16)	(0.20)
From net realized gain	(2.64)	—	(0.67)	(0.74)	(1.01)
Total distributions	(2.78)	(0.08)	(0.87)	(0.90)	(1.21)
Net asset value, end of period	$20.32	$24.17	$16.05	$19.57	$23.12
Total return (%)[2]	(5.15)	51.20	(14.64)	(10.95)	21.01
Ratios and supplemental data
Net assets, end of period (in millions)	$419	$695	$510	$470	$365
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	0.99	1.04	1.05	1.09
Expenses including reductions	0.97	0.97	1.03	1.04	1.08
Net investment income	0.82	0.60	0.63	1.07	0.52
Portfolio turnover (%)	41	34	46	29	25

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	21

Notes to financial statements
Note 1—Organization
John Hancock Small Cap Value Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when
22	JOHN HANCOCK Small Cap Value Fund | ANNUAL REPORT

the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2022, by major security category or type:
	Total value at 8-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$16,413,054	$16,413,054	—	—
Consumer discretionary	48,146,276	48,146,276	—	—
Consumer staples	25,481,038	15,083,974	$10,397,064	—
Energy	15,151,696	15,151,696	—	—
Financials	127,733,842	127,733,842	—	—
Health care	24,205,693	24,205,693	—	—
Industrials	114,436,206	108,605,901	5,830,305	—
Information technology	56,496,031	56,496,031	—	—
Materials	46,979,281	46,979,281	—	—
Real estate	50,134,565	50,134,565	—	—
Utilities	9,697,914	9,697,914	—	—
Short-term investments	13,514,622	1,914,622	11,600,000	—
Total investments in securities	$548,390,218	$520,562,849	$27,827,369	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
ANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	23

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2022, the fund loaned securities valued at $1,878,294 and received $1,916,736 of cash collateral.
24	JOHN HANCOCK Small Cap Value Fund | ANNUAL REPORT

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2022, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2022 were $5,981.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
ANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	25

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2022 and 2021 was as follows:
	August 31, 2022	August 31, 2021
Ordinary income	$36,519,782	$2,888,798
Long-term capital gains	52,963,014	—
Total	$89,482,796	$2,888,798
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2022, the components of distributable earnings on a tax basis consisted of $9,179,679 of undistributed ordinary income and $76,164,679 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.95% of the first $250 million of the fund’s aggregate daily net assets; (b) 0.94% of the next $500 million of the fund’s aggregate daily net assets; (c) 0.93% of the next $500 million of the fund’s aggregate daily net assets; and (d) 0.92% of the fund’s aggregate daily net assets in excess over $1.25 billion. Aggregate net assets include the net assets of the fund and Small Cap Value Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
26	JOHN HANCOCK Small Cap Value Fund | ANNUAL REPORT

fund. During the year ended August 31, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.97% of the average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on December 31, 2022, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$11,121
Class I	17,707
Class R6	7,764
Class	Expense reduction
Class NAV	$152,461
Total	$189,053

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2022, were equivalent to a net annual effective rate of 0.91% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $45,250 for the year ended August 31, 2022. Of this amount, $7,878 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $37,372 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2022, CDSCs received by the Distributor amounted to $462 for Class A shares.
ANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	27

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$117,113	$45,322
Class I	—	72,553
Class R6	—	2,463
Total	$117,113	$120,338
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$10,600,000	1	0.54%	($159)
Lender	$7,500,000	1	0.665%	$139
Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2022 and 2021 were as follows:
	Year Ended 8-31-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	506,322	$11,209,313	437,184	$9,574,057
Distributions reinvested	193,525	4,191,751	829	16,487
Repurchased	(274,921)	(6,038,393)	(324,512)	(6,418,244)
Net increase	424,926	$9,362,671	113,501	$3,172,300
28	JOHN HANCOCK Small Cap Value Fund | ANNUAL REPORT

	Year Ended 8-31-22		Year Ended 8-31-21
	Shares	Amount	Shares	Amount
Class I shares
Sold	506,795	$11,266,708	382,404	$7,935,044
Distributions reinvested	326,432	7,080,307	8,164	162,622
Repurchased	(305,152)	(6,694,710)	(2,386,923)	(39,754,342)
Net increase (decrease)	528,075	$11,652,305	(1,996,355)	$(31,656,676)
Class R6 shares
Sold	489,474	$10,736,747	498,192	$10,835,905
Distributions reinvested	136,233	2,953,529	3,065	61,047
Repurchased	(272,244)	(5,980,865)	(220,743)	(4,578,495)
Net increase	353,463	$7,709,411	280,514	$6,318,457
Class NAV shares
Sold	509,933	$11,807,712	4,630,551	$91,395,924
Distributions reinvested	3,472,804	75,220,925	132,953	2,647,099
Repurchased	(12,155,845)	(266,907,293)	(7,764,839)	(166,523,085)
Net decrease	(8,173,108)	$(179,878,656)	(3,001,335)	$(72,480,062)
Total net decrease	(6,866,644)	$(151,154,269)	(4,603,675)	$(94,645,981)
Affiliates of the fund owned 100% of shares of Class NAV on August 31, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $285,373,910 and $506,802,357, respectively, for the year ended August 31, 2022.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2022, funds within the John Hancock group of funds complex held 76.4% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	27.2%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	20.2%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	13.4%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
ANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	29

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	191,589	—	$18,105,069	$(16,188,270)	$(1,742)	$(435)	$5,749	—	$1,914,622

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
30	JOHN HANCOCK Small Cap Value Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Small Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Small Cap Value Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 11, 2022
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	31

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2022.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $67,277,112 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2022 Form 1099-DIV in early 2023. This will reflect the tax character of all distributions paid in calendar year 2022.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
32	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock Small Cap Value Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
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Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
34	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. . In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group median for the one-, three- and five-year periods ended December 31, 2021. The Board took into account management’s discussion of the fund’s performance, including the factors that contributed to the fund’s performance relative to the benchmark index and peer group median for the one-, three- and five-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses were higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses, including prior actions taken to reduce the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor
ANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	35

after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
36	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and
ANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	37

present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
38	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT

(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
ANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	39

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Small Cap Value Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Wellington Management Company LLP (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
40	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
ANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	41

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	192
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	192
Trustee
Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2005	192
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham,[2] Born: 1944	2012	192
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	192
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present).
Grace K. Fey, Born: 1946	2008	192
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
42	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Dean C. Garfield,* Born: 1968	2022	192
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017).
Deborah C. Jackson, Born: 1952	2012	192
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	192
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009).
Steven R. Pruchansky, Born: 1944	2012	192
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	192
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
ANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	43

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	192
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	192
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	192
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).
Paul Lorentz,† Born: 1968	2022	192
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016).

44	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
ANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	45

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
Edmond C. Griffin, CFA
Timothy J. McCormack, CFA1
Shaun F. Pedersen
Danielle S. Williams, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
1 Effective December 31, 2022, Timothy J. McCormack, CFA will no longer serve on the fund’s investment management team.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
46	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2406991	439A 8/22
10/2022

ITEM 2. CODE OF ETHICS.

(a)As of the end of the fiscal year August 31, 2022 the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert, effective March 25, 2022, and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit fees:

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended August 31, 2022 and 2021. These fees were billed to the registrant and were approved by the registrant's audit committee:

2022: $567,502

2021: $537,977

(b) Audit-related services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews, security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940, and reviews related to supplemental regulatory filings. Amounts billed to the registrant for the fiscal years ended August 31, 2022 and 2021 were as follows:

2022: $16,170

2021: $15,421

Amounts billed to control affiliates were $129,201 and $116,000 for the fiscal years ended August 31, 2022 and 2021, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to the following for the fiscal years ended August 31, 2022 and 2021. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

2022: $8,777

2021: $8,914

(d) All Other Fees

The nature of the services comprising all other fees is advisory services provided to the investment manager. Other fees amounted to the following for the fiscal years ended August 31, 2022 and 2021:

2022: $4,125

2021: $1,178

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant for the fiscal year ended August 31, 2022, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $801,748 for the fiscal year ended August 31, 2022 and $1,076,460 for the fiscal year ended August 31, 2021.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-appr,076oved are compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson, effective March 25, 2022

Peter S. Burgess

William H. Cunningham

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)This schedule is included as part of the Report to shareholders filed under Item 1 of this form, except for John Hancock Emerging Markets Fund and John Hancock International Small Company Fund which follow:

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Emerging Markets Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments (summary of fund's investments), of John Hancock Emerging Markets Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (included in Item 1 of this Form N-CSR) and the fund's investments (included in Item 6 of this Form N-CSR) as of August 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Boston, Massachusetts

October 11, 2022

We have served as the auditor of one or more investment companies in the John Hancock group of Funds since 1988.

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, MA 02210

T: (617) 530 5000, F: (617) 530 5001, www.pwc.com/us

Annual report
John Hancock
Emerging Markets Fund
International equity
August 31, 2022

Fund’s investments
AS OF 8-31-22
	Shares	Value
Common stocks 98.3%		$156,148,646
(Cost $150,360,966)
Australia 0.0%		48,147
MMG, Ltd. (A)	176,000	48,147
Belgium 0.0%		15,491
Titan Cement International SA (A)	1,302	15,491
Brazil 4.0%		6,408,237
AES Brasil Energia SA	6,779	12,640
Aliansce Sonae Shopping Centers SA	3,800	12,841
Alliar Medicos A Frente SA (A)	3,900	15,068
Alupar Investimento SA	7,050	38,554
Ambev SA, ADR	19,208	55,703
Americanas SA	13,956	43,834
Anima Holding SA (A)	17,000	16,535
Arezzo Industria e Comercio SA	991	17,601
Atacadao SA	7,500	28,472
Auren Energia SA	12,504	36,942
B3 SA - Brasil Bolsa Balcao	39,034	88,911
Banco Bradesco SA	15,359	46,764
Banco BTG Pactual SA	6,908	33,794
Banco do Brasil SA	9,337	74,823
Banco Modal SA	7,300	11,394
Banco Santander Brasil SA	7,100	40,083
BB Seguridade Participacoes SA	8,229	44,732
BR Malls Participacoes SA	28,804	45,678
BR Properties SA	8,524	13,403
BrasilAgro - Company Brasileira de Propriedades Agricolas	2,247	12,370
Braskem SA, ADR	2,571	30,389
BRF SA (A)	25,073	76,389
Caixa Seguridade Participacoes S/A	6,600	11,557
Camil Alimentos SA	11,340	21,819
CCR SA	44,869	118,934
Centrais Eletricas Brasileiras SA	6,211	55,049
Cia Brasileira de Aluminio	5,000	12,350
Cia Brasileira de Distribuicao	8,517	35,509
Cia de Saneamento Basico do Estado de Sao Paulo	6,199	58,565
Cia de Saneamento de Minas Gerais-COPASA	4,505	11,690
Cia de Saneamento do Parana	35,000	22,403
Cia de Saneamento do Parana, Unit	8,545	28,432
Cia Energetica de Minas Gerais	11,172	39,385
Cia Paranaense de Energia	12,200	15,384
Cia Paranaense de Energia, Unit	3,200	21,252
1	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Brazil (continued)
Cia Siderurgica Nacional SA	20,797	$55,167
Cielo SA	73,815	78,038
Cogna Educacao (A)	79,561	37,927
Construtora Tenda SA (A)	3,166	3,554
Cosan SA	6,572	25,240
CPFL Energia SA	3,200	21,510
Cury Construtora e Incorporadora SA	6,327	10,909
Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,530	20,495
Dexco SA (A)	15,551	29,414
Diagnosticos da America SA	5,500	22,201
Dimed SA Distribuidora da Medicamentos	6,500	15,443
Direcional Engenharia SA	8,400	20,910
EcoRodovias Infraestrutura e Logistica SA (A)	9,993	11,256
EDP - Energias do Brasil SA	10,367	45,215
Embraer SA (A)	34,400	91,382
Enauta Participacoes SA	7,100	22,805
Energisa SA	4,868	39,572
Eneva SA (A)	18,759	55,890
Engie Brasil Energia SA	3,893	30,306
Equatorial Energia SA	21,587	100,333
Even Construtora e Incorporadora SA	7,057	8,058
Ez Tec Empreendimentos e Participacoes SA	2,411	8,370
Fleury SA	4,465	13,526
Gerdau SA, ADR	15,692	70,771
Getnet Adquirencia e Servicos para Meios de Pagamento SA	950	847
GPS Participacoes e Empreendimentos SA (B)	9,900	25,880
Grendene SA	9,503	13,956
Grupo Mateus SA (A)	9,496	11,719
Grupo SBF SA	2,300	9,686
Guararapes Confeccoes SA	5,552	9,818
Hapvida Participacoes e Investimentos S/A (B)	45,498	63,668
Hypera SA	4,632	38,348
Instituto Hermes Pardini SA	2,600	9,800
Inter & Company, Inc., BDR	0	1
International Meal Company Alimentacao SA (A)	20,154	7,748
Iochpe Maxion SA	8,200	21,436
Irani Papel e Embalagem SA	8,200	11,995
IRB Brasil Resseguros S/A (A)	27,087	8,539
Itau Unibanco Holding SA	3,951	16,814
Jalles Machado SA	7,000	10,118
JBS SA	21,536	122,492
JHSF Participacoes SA	17,839	21,260
Kepler Weber SA	7,500	30,462
Klabin SA	29,118	105,392
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	2

	Shares	Value
Brazil (continued)
Light SA	11,300	$12,294
Localiza Rent a Car SA	11,384	133,087
LOG Commercial Properties e Participacoes SA	4,489	23,082
Lojas Quero Quero S/A	7,821	10,148
Lojas Renner SA	4,849	24,672
M Dias Branco SA	2,200	17,875
Magazine Luiza SA (A)	23,965	19,670
Mahle-Metal Leve SA	2,100	9,809
Marfrig Global Foods SA	8,700	21,991
Marisa Lojas SA (A)	9,006	4,380
Mills Estruturas e Servicos de Engenharia SA	5,000	9,582
Minerva SA	11,500	34,153
Movida Participacoes SA	7,600	20,072
MRV Engenharia e Participacoes SA	13,204	26,066
Multilaser Industrial SA	18,229	16,819
Multiplan Empreendimentos Imobiliarios SA	8,400	38,913
Natura & Company Holding SA	22,112	61,290
Neoenergia SA	2,893	9,192
Odontoprev SA	8,919	15,412
Omega Energia SA (A)	7,070	15,275
Pet Center Comercio e Participacoes SA	11,000	22,899
Petro Rio SA (A)	11,300	59,319
Petroleo Brasileiro SA	106,544	761,233
Porto Seguro SA	12,168	49,375
Portobello SA	64	122
Positivo Tecnologia SA	11,300	25,804
Qualicorp Consultoria e Corretora de Seguros SA	8,857	16,378
Raia Drogasil SA	14,740	61,653
Rede D’Or Sao Luiz SA (B)	3,000	19,220
Romi SA	4,439	11,519
Rumo SA	12,800	49,725
Santos Brasil Participacoes SA	8,100	12,549
Sao Martinho SA	7,385	45,226
Sendas Distribuidora SA	16,485	58,273
Ser Educacional SA (B)	3,448	4,142
SIMPAR SA	7,879	16,205
SLC Agricola SA	5,227	48,830
Sul America SA	10,873	51,623
Suzano SA	18,526	157,612
SYN prop e tech SA	2,100	1,841
Telefonica Brasil SA	5,999	47,439
TIM SA	20,400	46,389
TOTVS SA	12,293	67,462
Transmissora Alianca de Energia Eletrica SA	13,511	108,246
3	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Brazil (continued)
Tupy SA	4,722	$24,244
Ultrapar Participacoes SA	20,753	53,973
Unipar Carbocloro SA	2,060	36,421
Usinas Siderurgicas de Minas Gerais SA	5,100	7,960
Vale SA	93,657	1,161,171
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	3,921	10,635
Vibra Energia SA	18,145	64,036
Vivara Participacoes SA	1,900	9,258
Vulcabras Azaleia SA	5,665	15,637
WEG SA	12,438	67,636
Wilson Sons Holdings Brasil SA	8,300	14,119
XP, Inc., BDR (A)	360	6,882
YDUQS Participacoes SA	13,130	31,068
Zamp SA (A)	7,220	10,811
Canada 0.0%		11,989
China Gold International Resources Corp., Ltd.	4,200	11,989
Chile 0.6%		963,781
Aguas Andinas SA, Class A	72,703	15,927
Banco de Chile	146,860	13,933
Banco de Chile, ADR	1,901	36,518
Banco de Credito e Inversiones SA	915	26,959
Banco Santander Chile	837,154	33,626
Besalco SA	30,504	11,572
CAP SA	3,915	31,586
Cementos BIO BIO SA	2,795	2,043
Cencosud SA	32,152	44,950
Cencosud Shopping SA	10,584	14,998
Cia Cervecerias Unidas SA	3,168	17,216
Cia Sud Americana de Vapores SA	256,959	24,184
Colbun SA	184,862	18,027
Cristalerias de Chile SA	40,829	139,650
Empresa Nacional de Telecomunicaciones SA	7,933	25,226
Empresas CMPC SA	21,538	40,853
Empresas COPEC SA	5,581	48,141
Enel Americas SA	244,746	26,516
Engie Energia Chile SA (A)	23,657	13,066
Falabella SA	6,902	16,264
Forus SA	5,056	7,052
Grupo Security SA	64,841	10,273
Hortifrut SA	2,899	2,733
Inversiones Aguas Metropolitanas SA	29,967	15,146
Inversiones La Construccion SA	2,123	8,291
Itau CorpBanca Chile SA	5,398,734	12,047
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	4

	Shares	Value
Chile (continued)
Molibdenos y Metales SA	7,542	$34,493
Multiexport Foods, Inc. (A)	12,750	4,766
Parque Arauco SA	17,834	18,855
PAZ Corp. SA	60,171	23,162
Plaza SA	6,102	6,839
Ripley Corp. SA	79,393	14,528
Salfacorp SA	20,240	7,215
Sigdo Koppers SA	64,066	62,976
SMU SA	80,372	8,734
Sociedad Matriz SAAM SA	389,760	26,088
Sociedad Quimica y Minera de Chile SA, ADR	293	29,206
Socovesa SA	306,550	39,505
SONDA SA	29,383	11,966
Vina Concha y Toro SA	15,327	18,651
China 24.0%		38,163,682
360 DigiTech, Inc., ADR	4,780	76,384
360 Security Technology, Inc., Class A	6,800	7,192
361 Degrees International, Ltd. (A)	46,000	23,505
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	6,900	20,252
3SBio, Inc. (B)	76,000	50,529
AAC Technologies Holdings, Inc.	40,500	75,031
Accelink Technologies Company, Ltd., Class A	7,200	18,280
Advanced Technology & Materials Company, Ltd., Class A (A)	18,200	22,284
AECC Aviation Power Company, Ltd., Class A	2,400	15,949
Agile Group Holdings, Ltd.	59,250	20,749
Agricultural Bank of China, Ltd., H Shares	526,000	171,877
Aier Eye Hospital Group Company, Ltd., Class A	6,755	28,701
Air China, Ltd., H Shares (A)	32,000	25,634
Airtac International Group (A)	2,816	75,508
AK Medical Holdings, Ltd. (B)	14,000	12,138
Alibaba Group Holding, Ltd. (A)	77,300	922,231
Alibaba Group Holding, Ltd., ADR (A)	11,493	1,096,547
A-Living Smart City Services Company, Ltd. (B)	43,750	45,066
Aluminum Corp. of China, Ltd., H Shares	162,000	59,861
Amlogic Shanghai Company, Ltd., Class A (A)	1,382	17,215
Angang Steel Company, Ltd., H Shares	70,200	21,936
Angel Yeast Company, Ltd., Class A	2,600	18,264
Anhui Anke Biotechnology Group Company, Ltd., Class A	11,600	15,651
Anhui Conch Cement Company, Ltd., H Shares	38,500	146,718
Anhui Expressway Company, Ltd., H Shares	20,000	14,518
Anhui Gujing Distillery Company, Ltd., Class A	600	22,141
Anhui Honglu Steel Construction Group Company, Ltd., Class A	2,860	11,963
5	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Anhui Huilong Agricultural Means of Production Company, Ltd., Class A	13,300	$20,699
Anhui Jiangnan Chemical Industry Company, Ltd., Class A	25,600	19,566
Anhui Jinhe Industrial Company, Ltd., Class A	1,700	10,565
Anhui Kouzi Distillery Company, Ltd., Class A	2,200	16,089
Anhui Truchum Advanced Materials & Technology Company, Ltd., Class A	15,600	21,183
Anhui Yingjia Distillery Company, Ltd., Class A	2,700	20,908
Anhui Zhongding Sealing Parts Company, Ltd., Class A	8,600	20,223
Anjoy Foods Group Company, Ltd., Class A	800	17,946
ANTA Sports Products, Ltd.	21,000	252,891
Anton Oilfield Services Group (A)	144,000	8,525
Aowei Holdings, Ltd. (A)(C)	9,116,000	523,241
Apeloa Pharmaceutical Company, Ltd., Class A	1,900	4,959
Asia Cement China Holdings Corp.	36,500	18,251
AsiaInfo Technologies, Ltd. (B)	14,800	21,224
Asymchem Laboratories Tianjin Company, Ltd., Class A	560	13,900
Autel Intelligent Technology Corp, Ltd., Class A	1,143	4,739
Autobio Diagnostics Company, Ltd., Class A	1,400	9,357
Avary Holding Shenzhen Company, Ltd., Class A	4,100	17,540
AviChina Industry & Technology Company, Ltd., H Shares	143,000	69,603
Bafang Electric Suzhou Company, Ltd., Class A	900	19,134
BAIC Motor Corp., Ltd., H Shares (B)	84,000	23,123
Baidu, Inc., ADR (A)	1,238	178,235
Baidu, Inc., Class A (A)	2,600	46,412
BAIOO Family Interactive, Ltd. (B)	78,000	4,016
Bank of Beijing Company, Ltd., Class A	30,400	18,185
Bank of Chengdu Company, Ltd., Class A	11,400	25,871
Bank of China, Ltd., H Shares	1,556,075	543,021
Bank of Chongqing Company, Ltd., H Shares	37,000	19,145
Bank of Communications Company, Ltd., H Shares	173,858	99,059
Bank of Hangzhou Company, Ltd., Class A	9,300	19,288
Bank of Jiangsu Company, Ltd., Class A	20,800	21,807
Bank of Nanjing Company, Ltd., Class A	20,700	31,834
Bank of Ningbo Company, Ltd., Class A	12,760	54,964
Bank of Shanghai Company, Ltd., Class A	11,200	9,584
Bank of Zhengzhou Company, Ltd., H Shares (A)(B)	72,600	12,573
Baoshan Iron & Steel Company, Ltd., Class A	49,700	38,321
Baozun, Inc., ADR (A)	1,783	15,156
BBMG Corp., H Shares	115,500	15,567
BeiGene, Ltd. (A)	5,400	70,962
Beijing Bei Mo Gao Ke Friction Material Company, Ltd., Class A	2,210	15,062
Beijing Capital Eco-Environment Protection Group Company, Ltd., Class A	35,500	14,428
Beijing Capital International Airport Company, Ltd., H Shares (A)	82,415	51,728
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	6

	Shares	Value
China (continued)
Beijing Chunlizhengda Medical Instruments Company, Ltd., H Shares	2,500	$3,636
Beijing Dabeinong Technology Group Company, Ltd., Class A (A)	17,700	22,130
Beijing GeoEnviron Engineering & Technology, Inc., Class A	12,000	20,790
Beijing Jetsen Technology Company, Ltd., Class A (A)	30,600	24,061
Beijing Jingneng Clean Energy Company, Ltd., H Shares	50,000	10,485
Beijing New Building Materials PLC, Class A	4,400	16,707
Beijing North Star Company, Ltd., H Shares	40,000	4,681
Beijing Originwater Technology Company, Ltd., Class A	13,100	10,424
Beijing Roborock Technology Company, Ltd., Class A	327	15,117
Beijing Shougang Company, Ltd., Class A	36,100	21,511
Beijing Thunisoft Corp, Ltd., Class A (A)	14,500	14,075
Beijing United Information Technology Company, Ltd., Class A	1,700	24,365
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	1,160	21,450
Beijing Yanjing Brewery Company, Ltd., Class A	15,200	20,107
Beijing Yuanliu Hongyuan Electronic Technology Company, Ltd., Class A	500	8,573
Bengang Steel Plates Company, Ltd., Class A	42,600	20,764
BEST, Inc., ADR (A)	2,146	2,554
Bethel Automotive Safety Systems Company, Ltd., Class A	1,200	14,977
BGI Genomics Company, Ltd., Class A	700	6,114
Biem.L.Fdlkk Garment Company, Ltd., Class A	5,662	17,554
Bilibili, Inc., Class Z (A)	1,480	36,810
Billion Industrial Holdings, Ltd. (A)	12,000	7,245
Binjiang Service Group Company, Ltd.	4,000	11,060
Blue Moon Group Holdings, Ltd. (B)	13,000	9,914
Blue Sail Medical Company, Ltd., Class A (A)	10,200	12,195
BOC International China Company, Ltd., Class A	9,600	17,315
BOE Technology Group Company, Ltd., Class A	72,500	38,782
Bohai Leasing Company, Ltd., Class A (A)	68,300	22,073
Bright Dairy & Food Company, Ltd., Class A	13,000	21,285
BYD Company, Ltd., H Shares	6,500	200,300
BYD Electronic International Company, Ltd.	38,483	101,677
By-health Company, Ltd., Class A	6,000	16,182
C&D Property Management Group Company, Ltd.	21,000	9,583
C&S Paper Company, Ltd., Class A	7,300	11,630
Cangzhou Mingzhu Plastic Company, Ltd., Class A	23,300	18,097
CanSino Biologics, Inc., H Shares (B)	4,600	28,711
CECEP Solar Energy Company, Ltd., Class A	15,000	17,488
CECEP Wind-Power Corp., Class A	25,200	18,178
Central China Management Company, Ltd. (A)	54,538	5,341
Central China New Life, Ltd. (A)	14,000	6,044
Central China Real Estate, Ltd.	56,629	3,741
Central China Securities Company, Ltd., H Shares	53,000	8,221
7	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
CGN Power Company, Ltd., H Shares (B)	163,000	$38,766
Changchun High & New Technology Industry Group, Inc., Class A	1,000	25,578
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	900	18,262
Chaowei Power Holdings, Ltd.	37,000	8,548
Chaozhou Three-Circle Group Company, Ltd., Class A	1,700	6,657
Cheetah Mobile, Inc., ADR (A)	1,459	1,009
Chengdu Hongqi Chain Company, Ltd., Class A	30,500	21,844
Chengdu Kanghua Biological Products Company, Ltd., Class A	750	11,311
Chengdu Wintrue Holding Company, Ltd., Class A	8,400	17,291
Chengtun Mining Group Company, Ltd., Class A	13,900	14,394
Chengxin Lithium Group Company, Ltd., Class A	2,600	19,932
Chifeng Jilong Gold Mining Company, Ltd., Class A (A)	8,700	24,447
China Animal Healthcare, Ltd. (A)(C)	182,000	232
China Baoan Group Company, Ltd., Class A	12,500	26,617
China BlueChemical, Ltd., H Shares	101,000	26,299
China Bohai Bank Company, Ltd., H Shares (B)	119,000	19,710
China Cinda Asset Management Company, Ltd., H Shares	254,000	34,880
China CITIC Bank Corp., Ltd., H Shares	213,962	91,728
China Coal Energy Company, Ltd., H Shares	70,000	62,249
China Communications Services Corp., Ltd., H Shares	109,200	46,890
China Conch Environment Protection Holdings, Ltd. (A)	71,000	63,373
China Conch Venture Holdings, Ltd.	44,000	89,795
China Construction Bank Corp., H Shares	1,885,000	1,165,276
China CSSC Holdings, Ltd., Class A	5,400	19,544
China Datang Corp. Renewable Power Company, Ltd., H Shares	108,000	27,046
China Development Bank Financial Leasing Company, Ltd., H Shares (B)	72,000	9,069
China Dili Group (A)	120,400	15,332
China Dongxiang Group Company, Ltd. (A)	152,000	6,760
China East Education Holdings, Ltd. (B)	4,500	1,902
China Eastern Airlines Corp., Ltd., ADR (A)	1,460	25,156
China Eastern Airlines Corp., Ltd., H Shares (A)	36,000	12,393
China Electronics Optics Valley Union Holding Company, Ltd.	184,000	11,360
China Energy Engineering Corp., Ltd., H Shares	172,000	20,310
China Everbright Bank Company, Ltd., H Shares	96,000	29,430
China Feihe, Ltd. (B)	121,000	100,146
China Galaxy Securities Company, Ltd., H Shares	120,500	65,879
China Greatwall Technology Group Company, Ltd., Class A	9,800	12,852
China Hanking Holdings, Ltd.	54,000	5,768
China Harmony Auto Holding, Ltd.	30,500	8,013
China Hongqiao Group, Ltd.	88,500	85,815
China Huarong Asset Management Company, Ltd., H Shares (A)(B)	493,000	18,158
China Huiyuan Juice Group, Ltd. (A)(C)	141,000	9,072
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	8

	Shares	Value
China (continued)
China International Capital Corp., Ltd., H Shares (B)	42,800	$75,298
China International Marine Containers Group Company, Ltd., H Shares	34,830	28,969
China Isotope & Radiation Corp.	3,200	7,211
China Jushi Company, Ltd., Class A	12,900	26,889
China Kepei Education Group, Ltd.	28,000	7,191
China Kings Resources Group Company, Ltd., Class A	4,640	23,748
China Lesso Group Holdings, Ltd.	62,000	73,693
China Life Insurance Company, Ltd., H Shares	128,000	183,517
China Lilang, Ltd.	25,000	12,208
China Literature, Ltd. (A)(B)	13,600	55,111
China Longyuan Power Group Corp., Ltd., H Shares	38,000	61,376
China Maple Leaf Educational Systems, Ltd. (A)(C)	56,000	2,283
China Medical System Holdings, Ltd.	76,800	113,662
China Meidong Auto Holdings, Ltd.	26,000	52,872
China Merchants Bank Company, Ltd., H Shares	116,961	598,152
China Merchants Securities Company, Ltd., H Shares (B)	10,540	9,650
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	12,900	27,274
China Minsheng Banking Corp., Ltd., H Shares	94,840	30,168
China Modern Dairy Holdings, Ltd.	167,000	22,092
China National Building Material Company, Ltd., H Shares	164,600	155,427
China National Chemical Engineering Company, Ltd., Class A	12,300	15,311
China National Medicines Corp, Ltd., Class A	4,400	16,537
China National Nuclear Power Company, Ltd., Class A	23,400	21,550
China New Higher Education Group, Ltd. (B)	42,000	13,159
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	5,800	25,223
China Oilfield Services, Ltd., H Shares	40,000	41,545
China Oriental Group Company, Ltd.	84,000	15,475
China Pacific Insurance Group Company, Ltd., H Shares	56,600	119,897
China Petroleum & Chemical Corp., H Shares	704,000	331,053
China Railway Group, Ltd., H Shares	100,000	57,249
China Railway Signal & Communication Corp., Ltd., H Shares (B)	76,000	23,896
China Reinsurance Group Corp., H Shares	156,000	11,494
China Renaissance Holdings, Ltd. (A)(B)	12,200	13,802
China Resources Medical Holdings Company, Ltd.	33,500	19,874
China Resources Microelectronics, Ltd., Class A	2,665	20,149
China Resources Pharmaceutical Group, Ltd. (B)	75,500	51,729
China Risun Group, Ltd.	49,000	19,210
China Sanjiang Fine Chemicals Company, Ltd.	41,000	8,383
China SCE Group Holdings, Ltd.	98,000	8,205
China Shenhua Energy Company, Ltd., H Shares	86,000	269,719
China Shineway Pharmaceutical Group, Ltd.	17,000	13,040
China Silver Group, Ltd. (A)	100,000	4,707
9	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
China South Publishing & Media Group Company, Ltd., Class A	13,800	$19,878
China Southern Airlines Company, Ltd., H Shares (A)	34,000	18,352
China State Construction Engineering Corp., Ltd., Class A	61,500	45,763
China Sunshine Paper Holdings Company, Ltd.	42,000	9,862
China Suntien Green Energy Corp., Ltd., H Shares	59,000	26,461
China Taifeng Beddings Holdings, Ltd. (A)(C)	46,000	2,848
China Tianrui Group Cement Company, Ltd. (A)	25,000	16,270
China Tianying, Inc., Class A	26,000	21,479
China Tourism Group Duty Free Corp., Ltd., Class A	1,900	53,682
China Tower Corp., Ltd., H Shares (B)	1,212,000	151,134
China TransInfo Technology Company, Ltd., Class A (A)	9,600	13,474
China Tungsten And Hightech Materials Company, Ltd., Class A (A)	9,400	17,520
China Vanke Company, Ltd., H Shares	50,281	98,160
China West Construction Group Company, Ltd., Class A	18,900	21,225
China XLX Fertiliser, Ltd.	50,000	28,492
China Yangtze Power Company, Ltd., Class A	18,500	64,197
China Yongda Automobiles Services Holdings, Ltd.	52,000	36,674
China Yuhua Education Corp., Ltd. (A)(B)	88,000	13,828
China ZhengTong Auto Services Holdings, Ltd. (A)	72,500	4,585
China Zhenhua Group Science & Technology Company, Ltd., Class A	1,200	19,453
China Zhongwang Holdings, Ltd. (A)(C)	54,200	11,601
Chinasoft International, Ltd. (A)	104,000	81,297
Chindata Group Holdings, Ltd., ADR (A)	1,861	15,707
Chlitina Holding, Ltd.	2,000	11,275
Chongqing Brewery Company, Ltd., Class A	1,100	17,767
Chongqing Changan Automobile Company, Ltd., Class A	9,230	19,344
Chongqing Fuling Electric Power Industrial Company, Ltd., Class A	10,680	20,578
Chongqing Rural Commercial Bank Company, Ltd., H Shares	95,000	32,881
Chongqing Sanfeng Environment Group Corp, Ltd., Class A	20,200	21,048
Chongqing Zhifei Biological Products Company, Ltd., Class A	3,300	44,862
Chow Tai Seng Jewellery Company, Ltd., Class A	5,100	9,414
CIFI Ever Sunshine Services Group, Ltd.	28,000	17,209
CIFI Holdings Group Company, Ltd.	192,896	48,821
CITIC Securities Company, Ltd., H Shares	36,075	73,118
CITIC, Ltd.	107,923	111,256
CMOC Group, Ltd., H Shares	75,000	33,444
CNFinance Holdings, Ltd. (A)	696	1,886
CNHTC Jinan Truck Company, Ltd., Class A	8,500	13,059
CNNC Hua Yuan Titanium Dioxide Company, Ltd., Class A	17,402	19,933
CNSIG Inner Mongolia Chemical Industry Company, Ltd.	8,700	22,459
COFCO Biotechnology Company, Ltd., Class A	14,100	18,013
COFCO Joycome Foods, Ltd. (A)	124,000	47,468
Colour Life Services Group Company, Ltd. (A)(C)	40,102	2,851
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	10

	Shares	Value
China (continued)
Confidence Intelligence Holdings, Ltd. (A)	2,000	$9,242
Consun Pharmaceutical Group, Ltd.	29,000	14,884
Contemporary Amperex Technology Company, Ltd., Class A	1,200	83,341
COSCO SHIPPING Development Company, Ltd., H Shares	181,000	27,364
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares (A)	46,000	34,844
COSCO SHIPPING Holdings Company, Ltd., H Shares	112,450	167,872
Country Garden Holdings Company, Ltd.	285,076	84,153
Country Garden Services Holdings Company, Ltd.	46,642	91,659
CPMC Holdings, Ltd.	53,000	22,674
CRRC Corp., Ltd., H Shares	110,000	41,128
CSC Financial Company, Ltd., H Shares (B)	31,000	29,139
CSG Holding Company, Ltd., Class A	18,200	17,129
CSPC Pharmaceutical Group, Ltd.	305,680	310,089
CT Environmental Group, Ltd. (A)(C)	154,000	2,335
CTS International Logistics Corp, Ltd., Class A	16,100	20,896
Dali Foods Group Company, Ltd. (B)	76,000	34,744
Dalipal Holdings, Ltd.	18,000	6,282
DaShenLin Pharmaceutical Group Company, Ltd., Class A	1,920	9,275
Datang International Power Generation Company, Ltd., H Shares (A)	132,000	27,200
DeHua TB New Decoration Materials Company, Ltd., Class A	12,600	15,935
Dexin China Holdings Company, Ltd. (A)	60,000	15,215
DHC Software Company, Ltd., Class A	18,500	15,541
Differ Group Auto, Ltd. (A)	146,000	36,802
Do-Fluoride New Materials Company, Ltd., Class A	3,000	17,572
Dongfang Electric Corp., Ltd., H Shares	18,600	24,708
Dongfeng Motor Group Company, Ltd., H Shares	104,000	65,941
Dongyue Group, Ltd.	86,000	96,522
DouYu International Holdings, Ltd., ADR (A)	3,157	4,736
Dynagreen Environmental Protection Group Company, Ltd., H Shares	26,000	9,542
East Money Information Company, Ltd., Class A	6,840	21,871
E-Commodities Holdings, Ltd.	44,000	9,827
Ecovacs Robotics Company, Ltd., Class A	900	10,608
Edvantage Group Holdings, Ltd.	24,892	7,408
EEKA Fashion Holdings, Ltd.	14,000	20,840
ENN Energy Holdings, Ltd.	9,900	143,821
ENN Natural Gas Company, Ltd., Class A	8,000	23,749
Eoptolink Technology, Inc., Ltd., Class A	6,400	22,656
Eve Energy Company, Ltd., Class A	1,500	20,447
Everbright Securities Company, Ltd., H Shares (B)	9,800	6,502
Everest Medicines, Ltd. (A)(B)	8,000	12,099
Fang Holdings, Ltd., ADR (A)	234	23
Fangda Special Steel Technology Company, Ltd., Class A	16,500	15,432
11	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Fanhua, Inc., ADR	2,956	$16,494
FAW Jiefang Group Company, Ltd., Class A	12,100	14,290
Fiberhome Telecommunication Technologies Company, Ltd., Class A	7,700	16,021
Fibocom Wireless, Inc., Class A	2,250	7,170
FIH Mobile, Ltd. (A)	68,000	8,808
FinVolution Group, ADR	5,100	25,092
First Tractor Company, Ltd., H Shares	28,000	11,215
Flat Glass Group Company, Ltd., H Shares	9,000	29,643
Focus Media Information Technology Company, Ltd., Class A	32,100	28,085
Foshan Haitian Flavouring & Food Company, Ltd., Class A	3,797	44,265
Fosun International, Ltd.	71,693	52,919
Foxconn Industrial Internet Company, Ltd., Class A	11,600	15,589
Fu Shou Yuan International Group, Ltd.	72,000	46,002
Fufeng Group, Ltd.	120,000	67,429
Fuguiniao Company, Ltd., H Shares (A)(C)	116,600	5,764
Fujian Funeng Company, Ltd., Class A	9,100	15,482
Fujian Star-net Communication Company, Ltd., Class A	6,500	18,702
Fujian Sunner Development Company, Ltd., Class A	5,400	17,438
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	20,000	95,437
Gan & Lee Pharmaceuticals Company, Ltd., Class A	3,500	18,570
Ganfeng Lithium Company, Ltd., H Shares (B)	5,840	51,307
Gansu Shangfeng Cement Company, Ltd., Class A	7,560	15,976
G-bits Network Technology Xiamen Company, Ltd., Class A	500	20,607
GCL Energy Technology Company, Ltd.	9,200	18,867
GDS Holdings, Ltd., ADR (A)	1,617	44,047
GDS Holdings, Ltd., Class A (A)	6,100	20,833
Genertec Universal Medical Group Company, Ltd. (B)	51,500	28,987
GF Securities Company, Ltd., H Shares	27,800	36,315
Giant Network Group Company, Ltd., Class A	17,800	22,133
GigaDevice Semiconductor, Inc., Class A	1,000	16,710
Ginlong Technologies Company, Ltd., Class A	900	29,756
Glory Health Industry, Ltd. (A)	53,000	1,140
GoerTek, Inc., Class A	6,200	29,109
Goke Microelectronics Company, Ltd., Class A	1,800	18,611
Golden Eagle Retail Group, Ltd.	26,000	18,239
GOME Retail Holdings, Ltd. (A)	247,000	7,699
Grand Baoxin Auto Group, Ltd. (A)	48,950	3,036
Great Wall Motor Company, Ltd., H Shares	42,500	63,764
Greatview Aseptic Packaging Company, Ltd.	54,000	10,312
Gree Electric Appliances, Inc. of Zhuhai, Class A	6,400	29,530
Greenland Hong Kong Holdings, Ltd.	76,250	7,936
Greentown China Holdings, Ltd.	46,500	87,736
Greentown Management Holdings Company, Ltd. (B)	24,000	20,308
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	12

	Shares	Value
China (continued)
Greentown Service Group Company, Ltd.	80,000	$57,796
Guangdong Create Century Intelligent Equipment Group Corp, Ltd., Class A (A)	13,400	19,432
Guangdong Haid Group Company, Ltd., Class A	2,700	23,849
Guangdong Hybribio Biotech Company, Ltd., Class A	6,800	19,409
Guangdong Kinlong Hardware Products Company, Ltd., Class A	900	12,422
Guangdong Provincial Expressway Development Company, Ltd., Class A	11,700	12,354
Guangdong Tapai Group Company, Ltd., Class A	17,900	20,509
Guangdong Xinbao Electrical Appliances Holdings Company, Ltd., Class A	5,500	15,227
Guanghui Energy Company, Ltd., Class A	12,900	23,703
Guangshen Railway Company, Ltd., H Shares (A)	137,200	21,459
Guangzhou Automobile Group Company, Ltd., H Shares	46,000	39,551
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	12,000	28,822
Guangzhou Kingmed Diagnostics Group Company, Ltd., Class A	1,200	11,578
Guangzhou Shiyuan Electronic Technology Company, Ltd., Class A	1,000	9,782
Guangzhou Tinci Materials Technology Company, Ltd., Class A	2,000	13,722
Guangzhou Wondfo Biotech Company, Ltd., Class A	3,500	16,522
Guizhou Panjiang Refined Coal Company, Ltd., Class A	15,400	20,055
Guosen Securities Company, Ltd., Class A	12,000	16,033
Guotai Junan Securities Company, Ltd., H Shares (B)	9,000	10,663
H World Group, Ltd.	9,800	36,584
H World Group, Ltd., ADR	769	28,937
Haichang Ocean Park Holdings, Ltd. (A)(B)	86,000	84,010
Haier Smart Home Company, Ltd., H Shares	55,400	180,992
Hailiang Education Group, Inc., ADR (A)	767	10,884
Hainan Meilan International Airport Company, Ltd., H Shares (A)	7,000	16,482
Hainan Poly Pharm Company, Ltd., Class A	5,500	21,527
Haitian International Holdings, Ltd.	30,000	73,499
Haitong Securities Company, Ltd., H Shares	60,000	39,283
Hang Zhou Great Star Industrial Company, Ltd., Class A (A)	5,300	17,507
Hangcha Group Company, Ltd., Class A	8,200	16,665
Hangjin Technology Company, Ltd., Class A	2,100	9,550
Hangzhou First Applied Material Company, Ltd., Class A	1,400	13,092
Hangzhou Oxygen Plant Group Company, Ltd., Class A	3,300	16,904
Hangzhou Robam Appliances Company, Ltd., Class A	3,800	13,812
Hangzhou Silan Microelectronics Company, Ltd., Class A	2,600	14,862
Hangzhou Tigermed Consulting Company, Ltd., H Shares (B)	1,600	15,841
Han’s Laser Technology Industry Group Company, Ltd., Class A	1,800	7,737
Hansoh Pharmaceutical Group Company, Ltd. (B)	24,000	47,883
Harbin Bank Company, Ltd., H Shares (A)(B)	190,000	14,020
Harbin Electric Company, Ltd., H Shares (A)	44,000	11,958
Harmonicare Medical Holdings, Ltd. (A)(B)(C)	44,000	6,862
13	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
HBIS Resources Company, Ltd., Class A	11,900	$20,423
HC Group, Inc. (A)	53,500	2,247
Hebei Construction Group Corp., Ltd., H Shares (A)	6,500	834
Hefei Meiya Optoelectronic Technology, Inc., Class A	4,420	15,428
Hello Group, Inc., ADR	9,177	47,262
Henan Shenhuo Coal & Power Company, Ltd., Class A	4,300	9,968
Henan Shuanghui Investment & Development Company, Ltd., Class A	7,600	29,483
Hengan International Group Company, Ltd.	37,000	177,064
Hengdian Group DMEGC Magnetics Company, Ltd., Class A	9,600	29,529
Hengli Petrochemical Company, Ltd., Class A	8,900	24,712
Hengtong Optic-electric Company, Ltd., Class A	9,000	21,864
Hengyi Petrochemical Company, Ltd., Class A	12,200	15,973
Hisense Home Appliances Group Company, Ltd., H Shares	19,000	20,471
Hithink RoyalFlush Information Network Company, Ltd., Class A	1,100	13,510
Hongda Xingye Company, Ltd., Class A (A)	25,600	15,976
Hongfa Technology Company, Ltd., Class A	2,940	16,002
Honghua Group, Ltd. (A)	191,000	5,223
Honworld Group, Ltd. (A)(B)(C)	20,500	7,217
Hope Education Group Company, Ltd. (B)	298,000	25,688
HOSA International, Ltd. (A)(C)	86,000	2,065
Hua Hong Semiconductor, Ltd. (A)(B)	30,000	88,064
Huadian Power International Corp., Ltd., H Shares	84,000	34,523
Huadong Medicine Company, Ltd., Class A	2,300	13,996
Huafon Chemical Company, Ltd., Class A	10,200	11,084
Huagong Tech Company, Ltd., Class A	6,400	19,551
Huaibei Mining Holdings Company, Ltd., Class A	10,700	22,928
Hualan Biological Engineering, Inc., Class A	4,900	13,977
Huaneng Power International, Inc., H Shares (A)	98,000	50,084
Huatai Securities Company, Ltd., H Shares (B)	25,800	34,485
Huaxin Cement Company, Ltd., Class A	6,500	16,332
Huayu Automotive Systems Company, Ltd., Class A	5,700	15,383
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A	5,200	17,336
Hubei Xingfa Chemicals Group Company, Ltd., Class A	2,700	15,068
Huishang Bank Corp., Ltd., H Shares	40,200	12,808
Humanwell Healthcare Group Company, Ltd., Class A	6,900	18,614
Hunan Gold Corp, Ltd., Class A	12,000	20,429
Hunan Valin Steel Company, Ltd., Class A	12,600	8,116
Hundsun Technologies, Inc., Class A	2,860	13,890
HUYA, Inc., ADR (A)	3,655	12,025
Hygeia Healthcare Holdings Company, Ltd. (A)(B)	8,800	47,498
iDreamSky Technology Holdings, Ltd. (A)(B)	24,800	16,666
Iflytek Company, Ltd., Class A	2,300	12,447
IKD Company, Ltd., Class A	8,300	20,094
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	14

	Shares	Value
China (continued)
I-Mab, ADR (A)	2,049	$12,560
Industrial & Commercial Bank of China, Ltd., H Shares	1,091,000	554,275
Industrial Bank Company, Ltd., Class A	30,300	74,888
Industrial Securities Company, Ltd., Class A (A)	20,410	18,296
Ingdan, Inc. (A)(B)	44,000	10,108
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	39,800	11,567
Inner Mongolia Dian Tou Energy Corp, Ltd., Class A	8,400	16,945
Inner Mongolia ERDOS Resources Company, Ltd., Class A	7,700	19,647
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	16,800	10,576
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	8,900	46,057
Inner Mongolia Yitai Coal Company, Ltd., H Shares	219,800	319,676
Inspur Electronic Information Industry Company, Ltd., Class A	2,600	8,708
Intco Medical Technology Company, Ltd., Class A	2,280	7,241
iQIYI, Inc., ADR (A)(D)	7,664	28,050
JA Solar Technology Company, Ltd., Class A	2,660	25,149
Jafron Biomedical Company, Ltd., Class A	2,200	14,941
Jason Furniture Hangzhou Company, Ltd., Class A	2,730	19,107
JCET Group Company, Ltd., Class A	8,300	29,706
JD Health International, Inc. (A)(B)	3,600	24,799
JD.com, Inc., ADR	581	36,888
JD.com, Inc., Class A	5,238	165,810
Jiangling Motors Corp., Ltd., Class A	8,300	17,719
Jiangsu Azure Corp., Class A	7,800	20,268
Jiangsu Expressway Company, Ltd., H Shares	40,000	34,260
Jiangsu Guomao Reducer Company, Ltd., Class A	7,800	19,465
Jiangsu Hengli Hydraulic Company, Ltd., Class A	4,200	29,714
Jiangsu Hengrui Medicine Company, Ltd., Class A	5,400	27,063
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	1,400	9,361
Jiangsu Nhwa Pharmaceutical Company, Ltd., Class A	10,600	24,162
Jiangsu Shagang Company, Ltd., Class A	31,880	19,496
Jiangsu Shuangxing Color Plastic New Materials Company, Ltd., Class A	3,900	10,829
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	1,560	37,077
Jiangsu Yangnong Chemical Company, Ltd., Class A	600	9,885
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	3,800	15,013
Jiangxi Copper Company, Ltd., H Shares	31,000	38,073
Jiangxi Zhengbang Technology Company, Ltd., Class A (A)	16,100	13,911
Jingjin Equipment, Inc., Class A	3,220	13,569
Jingrui Holdings, Ltd. (A)(C)	40,000	3,007
JinkoSolar Holding Company, Ltd., ADR (A)	1,682	102,383
Jinmao Property Services Company, Ltd. (A)	4,350	2,234
JiuGui Liquor Company, Ltd., Class A	600	12,941
Jiumaojiu International Holdings, Ltd. (B)	27,000	53,119
15	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Jizhong Energy Resources Company, Ltd., Class A	11,400	$11,266
JNBY Design, Ltd.	10,500	11,426
Joincare Pharmaceutical Group Industry Company, Ltd., Class A	10,800	17,059
Joinn Laboratories China Company, Ltd., Class A	1,960	22,058
Jointown Pharmaceutical Group Company, Ltd., Class A	4,600	7,914
Jonjee Hi-Tech Industrial And Commercial Holding Company, Ltd., Class A	4,400	21,890
Juewei Food Company, Ltd., Class A	2,000	13,501
Kangji Medical Holdings, Ltd.	12,000	9,565
Kasen International Holdings, Ltd. (A)	50,000	2,834
Kehua Data Company, Ltd., Class A	3,700	18,551
Keshun Waterproof Technologies Company, Ltd., Class A (A)	14,160	21,023
Kinetic Development Group, Ltd.	156,000	13,278
Kingfa Sci & Tech Company, Ltd., Class A	8,600	13,362
Kingsoft Corp., Ltd.	31,600	96,041
KPC Pharmaceuticals, Inc., Class A	12,300	20,611
Kunlun Tech Company, Ltd., Class A	10,500	22,222
Kweichow Moutai Company, Ltd., Class A	1,300	362,089
KWG Group Holdings, Ltd. (A)	74,012	13,316
KWG Living Group Holdings, Ltd.	58,006	10,290
Lakala Payment Company, Ltd., Class A (A)	3,500	8,185
Laobaixing Pharmacy Chain JSC, Class A	4,030	19,396
LB Group Company, Ltd., Class A	7,298	18,532
Legend Holdings Corp., H Shares (B)	21,600	24,535
Lenovo Group, Ltd.	276,000	227,317
Lens Technology Company, Ltd., Class A	15,000	23,512
Lepu Medical Technology Beijing Company, Ltd., Class A	3,100	8,490
LexinFintech Holdings, Ltd., ADR (A)	6,813	13,899
Leyard Optoelectronic Company, Ltd., Class A	18,500	16,722
Li Auto, Inc., ADR (A)	378	10,875
Li Ning Company, Ltd.	41,500	377,995
Lifetech Scientific Corp. (A)	130,000	42,395
Lingyi iTech Guangdong Company, Class A (A)	20,100	15,974
Link Motion, Inc., ADR (A)(C)	6,959	964
Livzon Pharmaceutical Group, Inc., H Shares	6,300	17,801
Logan Group Company, Ltd.	71,000	7,744
Longfor Group Holdings, Ltd. (B)	49,500	160,665
LONGi Green Energy Technology Company, Ltd., Class A	7,560	55,736
Lonking Holdings, Ltd.	122,000	20,657
Luenmei Quantum Company, Ltd., Class A	19,700	20,515
Luoniushan Company, Ltd., Class A (A)	20,700	20,827
Luoyang Glass Company, Ltd., H Shares (A)	12,000	16,682
Luxi Chemical Group Company, Ltd., Class A	6,100	12,153
Luxshare Precision Industry Company, Ltd., Class A	8,200	44,394
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	16

	Shares	Value
China (continued)
Luye Pharma Group, Ltd. (A)(B)	111,500	$32,183
Luzhou Laojiao Company, Ltd., Class A	1,300	44,030
Maanshan Iron & Steel Company, Ltd., H Shares	54,000	14,064
Maccura Biotechnology Company, Ltd., Class A	6,800	17,071
Mango Excellent Media Company, Ltd., Class A	4,800	19,235
Maoyan Entertainment (A)(B)	9,000	7,558
Maxscend Microelectronics Company, Ltd., Class A	621	9,110
Meitu, Inc. (A)(B)	105,500	11,216
Meituan, Class B (A)(B)	6,000	144,103
Metallurgical Corp. of China, Ltd., H Shares	93,000	17,614
Midea Group Company, Ltd., Class A	9,900	75,956
Midea Real Estate Holding, Ltd. (B)	7,200	7,682
Ming Yang Smart Energy Group, Ltd., Class A	5,300	20,520
Minth Group, Ltd.	34,000	96,209
MLS Company, Ltd., Class A	9,400	13,813
Muyuan Foods Company, Ltd., Class A	1,200	10,158
Nanjing Iron & Steel Company, Ltd., Class A	35,100	14,985
Nanjing King-Friend Biochemical Pharmaceutical Company, Ltd., Class A	6,890	17,887
Nanjing Yunhai Special Metals Company, Ltd., Class A	6,100	20,114
NARI Technology Company, Ltd., Class A	6,120	24,242
NAURA Technology Group Company, Ltd., Class A	400	16,240
NetDragon Websoft Holdings, Ltd.	14,000	30,461
NetEase, Inc.	12,200	217,860
NetEase, Inc., ADR	2,459	217,646
New Century Healthcare Holding Company, Ltd. (A)(B)	31,500	3,732
New China Life Insurance Company, Ltd., H Shares	26,100	61,431
New Hope Liuhe Company, Ltd., Class A (A)	12,100	27,461
Newborn Town, Inc. (A)	20,000	5,242
Newland Digital Technology Company, Ltd., Class A	10,900	21,098
Ningbo Huaxiang Electronic Company, Ltd., Class A	8,300	16,927
Ningbo Joyson Electronic Corp., Class A (A)	7,800	17,461
Ningbo Orient Wires & Cables Company, Ltd., Class A	2,000	20,721
Ningbo Ronbay New Energy Technology Company, Ltd., Class A	774	11,512
Ningbo Tuopu Group Company, Ltd., Class A	2,200	25,070
Ningxia Baofeng Energy Group Company, Ltd., Class A	17,400	34,146
NIO, Inc., ADR (A)	3,361	66,918
Niu Technologies, ADR (A)	2,230	13,402
Noah Holdings, Ltd., ADR (A)	1,009	17,869
NVC International Holdings, Ltd. (A)	168,000	2,359
Oppein Home Group, Inc., Class A	600	11,330
Opple Lighting Company, Ltd., Class A	5,700	14,239
ORG Technology Company, Ltd., Class A	28,627	19,185
Orient Securities Company, Ltd., H Shares (B)	29,200	13,359
17	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Oriental Energy Company, Ltd., Class A	12,700	$16,187
Ovctek China, Inc., Class A	900	5,545
Pangang Group Vanadium Titanium & Resources Company, Ltd., Class A (A)	20,000	16,576
Pengdu Agriculture & Animal Husbandry Company, Ltd., Class A (A)	39,200	17,971
PetroChina Company, Ltd., H Shares	696,000	323,652
Pharmaron Beijing Company, Ltd., H Shares (B)	3,900	25,797
PhiChem Corp., Class A	7,000	20,311
PICC Property & Casualty Company, Ltd., H Shares	146,894	158,885
Pinduoduo, Inc., ADR (A)	731	52,120
Ping An Bank Company, Ltd., Class A	29,400	54,140
Ping An Healthcare and Technology Company, Ltd. (A)(B)	8,800	23,823
Ping An Insurance Group Company of China, Ltd., H Shares	195,000	1,146,921
Pingdingshan Tianan Coal Mining Company, Ltd., Class A	9,400	17,830
Poly Developments and Holdings Group Company, Ltd., Class A	10,800	27,039
Poly Property Services Company, Ltd., H Shares	5,000	29,286
Postal Savings Bank of China Company, Ltd., H Shares (B)	117,000	69,846
Power Construction Corp. of China, Ltd., Class A	17,500	19,517
Proya Cosmetics Company, Ltd., Class A	980	22,710
Q Technology Group Company, Ltd. (A)	42,000	23,079
Qingdao Haier Biomedical Company, Ltd., Class A	1,837	18,500
Qingdao Sentury Tire Company, Ltd., Class A	4,300	21,752
Qingling Motors Company, Ltd., H Shares	34,000	5,405
Quectel Wireless Solutions Company, Ltd., Class A	990	21,133
Qunxing Paper Holdings Company, Ltd. (A)(C)	969,268	0
Red Star Macalline Group Corp., Ltd., H Shares (B)	15,268	5,473
Redco Properties Group, Ltd. (A)(B)	46,000	10,428
Redsun Properties Group, Ltd. (A)	30,000	4,318
Remegen Company, Ltd., H Shares (A)(B)	2,500	14,169
Rianlon Corp., Class A	3,200	24,105
Rongsheng Petrochemical Company, Ltd., Class A	17,000	34,773
SAIC Motor Corp., Ltd., Class A	6,500	14,522
Sailun Group Company, Ltd., Class A	9,200	15,118
Sanan Optoelectronics Company, Ltd., Class A	4,100	13,916
Sanquan Food Company, Ltd., Class A	7,100	18,169
Sansteel Minguang Company, Ltd., Class A	23,000	17,313
Sansure Biotech, Inc., Class A	3,253	12,754
Sany Heavy Equipment International Holdings Company, Ltd.	61,000	63,188
Sany Heavy Industry Company, Ltd., Class A	11,800	26,844
Satellite Chemical Company, Ltd., Class A	6,716	21,291
Seazen Group, Ltd. (A)	134,095	44,512
Seazen Holdings Company, Ltd., Class A (A)	5,600	16,857
S-Enjoy Service Group Company, Ltd. (A)	12,000	10,055
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	18

	Shares	Value
China (continued)
SF Holding Company, Ltd., Class A	4,500	$32,126
SG Micro Corp., Class A	300	6,925
Shaanxi Coal Industry Company, Ltd., Class A	20,400	65,045
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	10,700	28,915
Shandong Bohui Paper Industrial Company, Ltd., Class A	20,300	21,426
Shandong Buchang Pharmaceuticals Company, Ltd., Class A	6,700	17,427
Shandong Chenming Paper Holdings, Ltd., H Shares (A)	19,376	6,361
Shandong Gold Mining Company, Ltd., H Shares (B)	10,750	18,224
Shandong Head Group Company, Ltd., Class A	4,500	21,447
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	3,800	16,037
Shandong Humon Smelting Company, Ltd., Class A	12,100	16,925
Shandong Linglong Tyre Company, Ltd., Class A	2,000	6,585
Shandong Molong Petroleum Machinery Company, Ltd., H Shares (A)	42,800	15,452
Shandong Nanshan Aluminum Company, Ltd., Class A	40,700	19,925
Shandong Pharmaceutical Glass Company, Ltd., Class A	3,900	15,851
Shandong Shida Shenghua Chemical Group Company, Ltd., Class A	800	13,117
Shandong Sun Paper Industry JSC, Ltd., Class A	12,200	21,146
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	113,200	153,564
Shanghai AtHub Company, Ltd., Class A	5,600	19,834
Shanghai Bailian Group Company, Ltd., Class A	10,200	16,697
Shanghai Bairun Investment Holding Group Company, Ltd., Class A	3,080	10,374
Shanghai Baolong Automotive Corp., Class A	2,500	17,740
Shanghai Baosight Software Company, Ltd., Class A	1,300	7,134
Shanghai Belling Company, Ltd., Class A	4,500	12,770
Shanghai Construction Group Company, Ltd., Class A	37,800	14,834
Shanghai Electric Group Company, Ltd., H Shares (A)	92,000	21,987
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	7,000	22,519
Shanghai Fudan Microelectronics Group Company, Ltd., H Shares	7,000	32,618
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company, Ltd., H Shares	28,000	10,622
Shanghai Haohai Biological Technology Company, Ltd., H Shares (B)	1,700	5,970
Shanghai International Port Group Company, Ltd., Class A	24,100	18,861
Shanghai Jahwa United Company, Ltd., Class A	3,300	15,947
Shanghai Kindly Medical Instruments Company, Ltd., H Shares	3,800	13,246
Shanghai Liangxin Electrical Company, Ltd., Class A (A)	9,200	19,422
Shanghai M&G Stationery, Inc., Class A	1,400	8,997
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	21,400	31,111
Shanghai Pudong Development Bank Company, Ltd., Class A	34,500	36,308
Shanghai Putailai New Energy Technology Company, Ltd., Class A	1,800	16,444
Shanghai RAAS Blood Products Company, Ltd., Class A	25,700	21,731
Shanghai Waigaoqiao Free Trade Zone Group Company, Ltd., Class A	11,700	20,503
19	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Shanghai Wanye Enterprises Company, Ltd., Class A	5,400	$17,274
Shanghai Yuyuan Tourist Mart Group Company, Ltd., Class A	13,300	15,444
Shanxi Coking Coal Energy Group Company, Ltd., Class A	7,200	13,350
Shanxi Lu’an Environmental Energy Development Company, Ltd., Class A	10,400	23,887
Shanxi Meijin Energy Company, Ltd., Class A	11,100	18,180
Shanxi Taigang Stainless Steel Company, Ltd., Class A	18,300	12,986
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	900	38,181
Shengyi Technology Company, Ltd., Class A	6,200	14,254
Shenzhen Aisidi Company, Ltd., Class A	16,700	23,770
Shenzhen Desay Battery Technology Company, Class A	3,400	24,975
Shenzhen Dynanonic Company, Ltd., Class A	360	16,656
Shenzhen Everwin Precision Technology Company, Ltd., Class A (A)	6,800	13,003
Shenzhen Expressway Corp, Ltd., H Shares	20,000	17,510
Shenzhen Gas Corp, Ltd., Class A	18,500	20,151
Shenzhen Goodix Technology Company, Ltd., Class A	1,400	11,519
Shenzhen H&T Intelligent Control Company, Ltd., Class A	8,000	19,704
Shenzhen Huaqiang Industry Company, Ltd., Class A	12,100	23,090
Shenzhen Inovance Technology Company, Ltd., Class A	3,100	26,851
Shenzhen Jinjia Group Company, Ltd., Class A	15,600	22,144
Shenzhen Kaifa Technology Company, Ltd., Class A	9,800	17,256
Shenzhen Kangtai Biological Products Company, Ltd., Class A	2,720	13,241
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	1,200	51,750
Shenzhen MTC Company, Ltd., Class A (A)	35,500	19,204
Shenzhen Overseas Chinese Town Company, Ltd., Class A	19,500	15,077
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	5,100	18,848
Shenzhen Sunlord Electronics Company, Ltd., Class A	5,400	19,415
Shenzhen Sunway Communication Company, Ltd., Class A	9,500	23,183
Shenzhen Tagen Group Company, Ltd., Class A	22,300	17,578
Shenzhen Topband Company, Ltd., Class A	13,300	23,942
Shenzhen Transsion Holdings Company, Ltd., Class A	1,025	10,102
Shenzhen Woer Heat-Shrinkable Material Company, Ltd., Class A	17,500	17,860
Shenzhou International Group Holdings, Ltd.	15,300	159,905
Shui On Land, Ltd.	244,567	30,763
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	7,800	24,229
Sichuan Road & Bridge Company, Ltd., Class A	11,900	18,367
Sichuan Swellfun Company, Ltd., Class A	1,200	12,664
Sieyuan Electric Company, Ltd., Class A	4,200	24,848
Sihuan Pharmaceutical Holdings Group, Ltd.	164,000	20,798
Silergy Corp.	2,000	34,287
Simcere Pharmaceutical Group, Ltd. (B)	12,000	11,995
Sinco Pharmaceuticals Holdings, Ltd. (A)	44,000	2,043
Sino Wealth Electronic, Ltd., Class A	3,200	18,355
Sinofibers Technology Company, Ltd., Class A	2,900	19,362
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	20

	Shares	Value
China (continued)
Sinoma Science & Technology Company, Ltd., Class A	2,600	$8,692
Sino-Ocean Group Holding, Ltd.	182,681	26,664
Sinopec Engineering Group Company, Ltd., H Shares	82,500	36,859
Sinopec Oilfield Service Corp., H Shares (A)	174,000	11,520
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	188,000	29,407
Sinopharm Group Company, Ltd., H Shares	47,600	106,043
Sinosoft Company, Ltd., Class A	3,500	11,373
Sinotrans, Ltd., H Shares	114,574	32,739
Sinotruk Hong Kong, Ltd.	34,055	33,954
Skshu Paint Company, Ltd., Class A (A)	1,100	14,827
Smoore International Holdings, Ltd. (B)	37,000	66,055
SOHO China, Ltd. (A)	109,500	19,500
Sohu.com, Ltd., ADR (A)	975	17,375
Songcheng Performance Development Company, Ltd., Class A	9,900	18,141
Sun King Technology Group, Ltd. (A)	54,000	15,326
Sunflower Pharmaceutical Group Company, Ltd., Class A	9,100	22,486
Sungrow Power Supply Company, Ltd., Class A	1,600	25,652
Suning.com Company, Ltd., Class A (A)	30,200	8,981
Sunny Optical Technology Group Company, Ltd.	17,100	233,457
Sunresin New Materials Company, Ltd., Class A	2,100	23,440
Sunwoda Electronic Company, Ltd., Class A	2,800	10,991
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	6,400	23,871
Suzhou TA&A Ultra Clean Technology Company, Ltd., Class A	2,000	22,449
Taiji Computer Corp., Ltd., Class A	7,600	20,019
Tangshan Jidong Cement Company, Ltd., Class A	15,300	20,123
TangShan Port Group Company, Ltd., Class A	56,300	21,351
Tangshan Sanyou Chemical Industries Company, Ltd., Class A	8,800	8,489
TBEA Company, Ltd., Class A	5,400	19,322
TCL Technology Group Corp., Class A	51,500	30,874
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	3,000	20,828
Telling Telecommunication Holding Company, Ltd., Class A	13,500	24,095
Tencent Holdings, Ltd.	97,600	4,033,884
Tencent Music Entertainment Group, ADR (A)	11,162	57,038
Tenwow International Holdings, Ltd. (A)(C)	177,000	6,427
The People’s Insurance Company Group of China, Ltd., H Shares	131,000	40,487
Three Squirrels, Inc., Class A	3,600	11,271
Tian Ge Interactive Holdings, Ltd. (A)(B)	32,000	3,865
Tian Lun Gas Holdings, Ltd.	15,000	6,774
Tian Shan Development Holding, Ltd. (A)(C)	32,000	7,229
Tiangong International Company, Ltd.	50,000	16,768
Tianjin 712 Communication & Broadcasting Company, Ltd., Class A	4,300	18,792
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	16,000	6,166
21	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Tianli International Holdings, Ltd.	58,000	$10,643
Tianma Microelectronics Company, Ltd., Class A	11,000	15,007
Tianneng Power International, Ltd.	36,700	39,045
Tianshui Huatian Technology Company, Ltd., Class A	5,400	7,489
Tibet Summit Resources Company, Ltd., Class A (A)	3,100	12,628
Times China Holdings, Ltd.	32,000	4,749
Tingyi Cayman Islands Holding Corp.	66,000	117,198
Titan Wind Energy Suzhou Company, Ltd., Class A	5,000	9,976
Toly Bread Company, Ltd., Class A	6,860	13,946
Tong Ren Tang Technologies Company, Ltd., H Shares	19,000	13,431
Tongcheng Travel Holdings, Ltd. (A)	30,400	62,264
Tongdao Liepin Group (A)	4,400	5,490
TongFu Microelectronics Company, Ltd., Class A (A)	7,600	20,354
Tongkun Group Company, Ltd., Class A	6,000	12,379
Tongling Nonferrous Metals Group Company, Ltd., Class A	29,300	12,248
Tongwei Company, Ltd., Class A	5,000	38,213
Topchoice Medical Corp., Class A (A)	600	10,082
Topsports International Holdings, Ltd. (B)	71,000	56,040
Transfar Zhilian Company, Ltd., Class A	12,300	9,910
TravelSky Technology, Ltd., H Shares	31,500	54,901
Trigiant Group, Ltd. (A)	82,000	6,146
Trip.com Group, Ltd., ADR (A)	8,246	212,087
TRS Information Technology Corp, Ltd., Class A	11,500	21,589
Tsaker New Energy Tech Company, Ltd. (B)	22,500	4,030
Tsingtao Brewery Company, Ltd., H Shares	14,000	135,954
Tuniu Corp., ADR (A)	1,300	1,057
Unigroup Guoxin Microelectronics Company, Ltd., Class A	559	12,604
Uni-President China Holdings, Ltd.	95,600	82,307
Unisplendour Corp., Ltd., Class A	6,100	15,237
Universal Scientific Industrial Shanghai Company, Ltd., Class A	9,300	22,334
Vats Liquor Chain Store Management JSC, Ltd., Class A	3,800	17,767
Venus MedTech Hangzhou, Inc., H Shares (A)(B)	6,000	10,443
Victory Giant Technology Huizhou Company, Ltd., Class A	8,100	18,907
Vipshop Holdings, Ltd., ADR (A)	16,685	193,713
VNET Group, Inc., ADR (A)	1,200	6,420
Walvax Biotechnology Company, Ltd., Class A	1,900	11,978
Wanhua Chemical Group Company, Ltd., Class A	6,300	80,639
Want Want China Holdings, Ltd.	142,000	100,028
Wanxiang Qianchao Company, Ltd., Class A	26,200	20,678
Weibo Corp., ADR (A)	3,141	64,987
Weichai Power Company, Ltd., H Shares	60,600	80,962
Weiqiao Textile Company, H Shares	12,500	2,359
Wens Foodstuffs Group Company, Ltd., Class A (A)	5,100	17,502
West China Cement, Ltd.	162,000	19,983
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	22

	Shares	Value
China (continued)
Will Semiconductor Company, Ltd., Class A	1,755	$23,728
Wingtech Technology Company, Ltd., Class A	1,300	12,122
Wisdom Education International Holdings Company, Ltd.	38,000	1,061
Wolong Electric Group Company, Ltd., Class A	11,800	22,760
Wuchan Zhongda Group Company, Ltd., Class A	20,600	13,706
Wuhan Dr Laser Technology Corp., Ltd., Class A	960	27,795
Wuhan Guide Infrared Company, Ltd., Class A	8,680	17,922
Wuhan Raycus Fiber Laser Technologies Company, Ltd., Class A (A)	3,250	13,348
Wuhu Token Science Company, Ltd., Class A	16,200	16,292
Wuliangye Yibin Company, Ltd., Class A	4,200	101,412
WuXi AppTec Company, Ltd., H Shares (B)	3,440	38,834
Wuxi Biologics Cayman, Inc. (A)(B)	22,000	194,086
Wuxi NCE Power Company, Ltd., Class A	1,400	20,797
Wuxi Shangji Automation Company, Ltd., Class A	1,400	27,238
Wuxi Taiji Industry Company, Ltd., Class A	8,400	7,690
XCMG Construction Machinery Company, Ltd., Class A (A)	18,900	14,236
Xiabuxiabu Catering Management China Holdings Company, Ltd. (A)(B)	26,500	12,477
Xiamen Faratronic Company, Ltd., Class A	700	17,979
Xiamen International Port Company, Ltd., H Shares	88,662	25,127
Xiamen Intretech, Inc., Class A	4,300	12,636
Xiamen Kingdomway Group Company, Class A	4,500	13,935
Xiamen Tungsten Company, Ltd., Class A	5,100	18,645
Xiamen Xiangyu Company, Ltd., Class A	16,000	21,098
Xi’an Triangle Defense Company, Ltd., Class A	3,000	16,932
Xiaomi Corp., Class B (A)(B)	256,000	373,929
Xinfengming Group Company, Ltd., Class A	9,300	13,358
Xingda International Holdings, Ltd.	47,899	9,808
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	22,650	15,933
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	25,498	37,996
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (A)	65,000	9,721
Xinte Energy Company, Ltd., H Shares	20,800	54,282
Xinxing Ductile Iron Pipes Company, Ltd., Class A	28,300	16,186
Xinyangfeng Agricultural Technology Company, Ltd., Class A	7,600	16,860
Xinyi Energy Holdings, Ltd.	84,000	33,925
Xinyi Solar Holdings, Ltd.	128,127	176,203
Xinyu Iron & Steel Company, Ltd., Class A	22,200	13,703
Xtep International Holdings, Ltd.	47,304	65,643
Xunlei, Ltd., ADR (A)	3,300	5,313
Yadea Group Holdings, Ltd. (B)	36,000	68,666
Yangzhou Yangjie Electronic Technology Company, Ltd., Class A	3,000	25,384
Yankuang Energy Group Company, Ltd., H Shares	42,000	166,253
Yantai Eddie Precision Machinery Company, Ltd., Class A	2,100	5,265
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	3,400	18,698
23	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Yantai Tayho Advanced Materials Company, Ltd., Class A	8,300	$19,924
Yashili International Holdings, Ltd. (A)	114,000	16,845
Yealink Network Technology Corp., Ltd., Class A	1,000	10,342
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (A)(B)	27,600	17,522
Yida China Holdings, Ltd. (A)	28,000	430
Yifan Pharmaceutical Company, Ltd., Class A (A)	11,500	19,603
Yifeng Pharmacy Chain Company, Ltd., Class A	2,700	20,840
Yihai International Holding, Ltd. (A)	20,000	50,368
Yincheng International Holding Company, Ltd. (A)	32,000	9,036
Yintai Gold Company, Ltd., Class A	15,400	25,479
Yiren Digital, Ltd., ADR (A)	1,046	1,140
Yixintang Pharmaceutical Group Company, Ltd., Class A	4,100	15,828
YongXing Special Materials Technology Company, Ltd., Class A	900	17,429
Youyuan International Holdings, Ltd. (A)(C)	26,000	0
Yum China Holdings, Inc.	7,523	376,978
Yum China Holdings, Inc.	2,750	134,902
Yunda Holding Company, Ltd., Class A	6,300	15,332
Yunnan Aluminium Company, Ltd., Class A	7,000	10,182
Yunnan Baiyao Group Company, Ltd., Class A	1,120	8,487
Yunnan Copper Company, Ltd., Class A	8,600	13,565
Yunnan Energy New Material Company, Ltd., Class A	700	19,525
Yunnan Tin Company, Ltd., Class A	6,000	12,021
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	800	34,810
Zhaojin Mining Industry Company, Ltd., H Shares (A)	38,000	32,176
Zhefu Holding Group Company, Ltd., Class A	19,600	12,247
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	19,700	13,014
Zhejiang Chint Electrics Company, Ltd., Class A	5,300	24,208
Zhejiang Crystal-Optech Company, Ltd., Class A	11,700	21,782
Zhejiang Dahua Technology Company, Ltd., Class A	3,200	6,807
Zhejiang Dingli Machinery Company, Ltd., Class A	2,000	11,346
Zhejiang Expressway Company, Ltd., H Shares	42,000	31,967
Zhejiang Glass Company, Ltd., H Shares (A)(C)	172,000	0
Zhejiang Hailiang Company, Ltd., Class A	6,200	9,864
Zhejiang Huahai Pharmaceutical Company, Ltd., Class A	6,400	18,474
Zhejiang Huayou Cobalt Company, Ltd., Class A	1,690	18,225
Zhejiang Jiahua Energy Chemical Industry Company, Ltd., Class A	13,100	19,495
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	900	9,850
Zhejiang Jinke Tom Culture Industry Company, Ltd., Class A (A)	41,600	22,011
Zhejiang Longsheng Group Company, Ltd., Class A	10,700	14,774
Zhejiang Narada Power Source Company, Ltd., Class A (A)	10,100	33,973
Zhejiang NHU Company, Ltd., Class A	8,760	28,485
Zhejiang Semir Garment Company, Ltd., Class A	18,564	13,949
Zhejiang Supor Company, Ltd., Class A	2,600	17,245
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	24

	Shares	Value
China (continued)
Zhejiang Tianyu Pharmaceutical Company, Ltd., Class A	2,700	$9,161
Zhejiang Weiming Environment Protection Company, Ltd., Class A	5,000	18,432
Zhejiang Weixing New Building Materials Company, Ltd., Class A	4,000	12,077
Zhejiang Windey Company, Ltd., Class A	7,600	24,892
Zhejiang Wolwo Bio-Pharmaceutical Company, Ltd., Class A	3,700	24,788
Zhejiang Xinan Chemical Industrial Group Company, Ltd., Class A	7,280	19,866
Zhejiang Yongtai Technology Company, Ltd., Class A	4,700	18,523
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	15,800	18,319
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)	23,900	70,040
Zhongjin Gold Corp, Ltd., Class A	8,100	8,625
Zhongsheng Group Holdings, Ltd.	20,000	94,567
Zhongyuan Bank Company, Ltd., H Shares (A)(B)	42,000	3,955
Zhou Hei Ya International Holdings Company, Ltd. (A)(B)	59,000	29,476
Zhuzhou CRRC Times Electric Company, Ltd.	7,900	38,200
Zhuzhou Hongda Electronics Corp, Ltd., Class A	2,600	17,464
Zhuzhou Kibing Group Company, Ltd., Class A	7,200	11,768
Zibo Qixiang Tengda Chemical Company, Ltd., Class A (A)	4,760	5,035
Zijin Mining Group Company, Ltd., H Shares	123,384	139,421
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	59,600	26,867
ZTE Corp., H Shares	24,200	51,094
ZTO Express Cayman, Inc., ADR	4,987	129,911
Colombia 0.1%		164,074
Banco de Bogota SA	776	7,008
Bancolombia SA	2,356	18,193
Celsia SA ESP	23,575	17,555
Cementos Argos SA	15,832	12,472
Corp. Financiera Colombiana SA (A)	4,632	20,394
Ecopetrol SA	66,214	33,742
Grupo Argos SA	8,087	17,803
Grupo Energia Bogota SA ESP	17,578	7,541
Interconexion Electrica SA ESP	5,293	22,910
Mineros SA	13,747	6,456
Cyprus 0.0%		7,267
ASBISc Enterprises PLC	2,323	7,267
Czech Republic 0.1%		149,690
CEZ AS	2,396	97,067
Komercni banka AS	952	22,297
Moneta Money Bank AS (B)	5,711	18,120
Philip Morris CR AS	18	12,206
Egypt 0.0%		29,583
Commercial International Bank Egypt SAE, GDR	16,847	29,583
25	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Greece 0.3%		$517,331
Aegean Airlines SA (A)	2,256	11,065
Alpha Services and Holdings SA (A)	23,649	21,840
Athens Water Supply & Sewage Company SA	1,181	9,217
Autohellas Tourist and Trading SA	2,183	21,073
Bank of Greece	1,576	25,208
Entersoft SA Software Development & Related Services Company	2,018	8,072
Eurobank Ergasias Services and Holdings SA (A)	33,880	31,434
FF Group (A)(C)	6,657	10,035
Fourlis Holdings SA	2,166	6,519
GEK Terna Holding Real Estate Construction SA (A)	3,076	29,787
Hellenic Exchanges - Athens Stock Exchange SA	1,960	6,493
Hellenic Petroleum Holdings SA	1,399	9,626
Hellenic Telecommunications Organization SA	3,641	57,924
Holding Company ADMIE IPTO SA	8,138	14,708
JUMBO SA	1,883	26,919
LAMDA Development SA (A)	2,618	15,545
Motor Oil Hellas Corinth Refineries SA	2,073	39,084
Mytilineos SA	2,258	35,310
National Bank of Greece SA (A)	12,054	38,901
OPAP SA	2,059	27,121
Piraeus Financial Holdings SA (A)	6,725	7,038
Piraeus Port Authority SA	458	7,100
Public Power Corp. SA (A)	1,977	10,321
Quest Holdings SA	1,482	6,592
Sarantis SA	1,766	10,725
Terna Energy SA	1,025	18,281
Thrace Plastics Holding and Company	2,689	11,393
Hong Kong 3.8%		6,021,753
AAG Energy Holdings, Ltd. (B)	72,000	13,592
Alibaba Health Information Technology, Ltd. (A)	44,000	25,215
Alibaba Pictures Group, Ltd. (A)	410,000	32,254
Anxin-China Holdings, Ltd. (A)(C)	1,988,000	0
APT Satellite Holdings, Ltd.	70,000	19,223
Asian Citrus Holdings, Ltd. (A)	144,000	2,088
Beijing Energy International Holding Company, Ltd. (A)	146,000	4,483
Beijing Enterprises Holdings, Ltd.	25,930	77,127
Beijing Enterprises Water Group, Ltd.	212,000	54,458
Beijing Gas Blue Sky Holdings, Ltd. (A)	904,000	13,821
Beijing Tong Ren Tang Chinese Medicine Company, Ltd.	12,000	14,931
BOE Varitronix, Ltd.	8,000	18,249
Bosideng International Holdings, Ltd.	80,000	44,919
Brilliance China Automotive Holdings, Ltd. (A)(C)	170,000	43,482
C C Land Holdings, Ltd.	240,540	61,259
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	26

	Shares	Value
Hong Kong (continued)
C&D International Investment Group, Ltd.	24,718	$49,435
Canvest Environmental Protection Group Company, Ltd.	36,000	21,581
CECEP COSTIN New Materials Group, Ltd. (A)(C)	162,000	0
CGN New Energy Holdings Company, Ltd.	66,000	25,298
China Aircraft Leasing Group Holdings, Ltd.	12,000	7,937
China Chengtong Development Group, Ltd.	158,000	2,962
China Common Rich Renewable Energy Investments, Ltd. (A)(C)	2,486,000	68,099
China Education Group Holdings, Ltd.	68,000	59,240
China Everbright Environment Group, Ltd.	128,111	63,321
China Everbright Greentech, Ltd. (B)	31,000	6,467
China Everbright, Ltd.	35,000	25,562
China Fiber Optic Network System Group, Ltd. (A)(C)	419,600	14,969
China Foods, Ltd.	58,000	18,462
China Gas Holdings, Ltd.	109,000	154,246
China Glass Holdings, Ltd.	50,000	7,104
China High Precision Automation Group, Ltd. (A)(C)	74,000	8,768
China High Speed Transmission Equipment Group Company, Ltd. (A)	25,000	14,134
China Jinmao Holdings Group, Ltd.	288,000	60,645
China Lumena New Materials Corp. (A)(C)	31,800	0
China Mengniu Dairy Company, Ltd. (A)	50,000	226,414
China Merchants Land, Ltd. (A)	86,000	6,775
China Merchants Port Holdings Company, Ltd.	38,292	57,487
China Metal Recycling Holdings, Ltd. (A)(C)	14,579,934	0
China New Town Development Company, Ltd. (A)	67,832	607
China Oil & Gas Group, Ltd. (A)	337,040	13,736
China Overseas Grand Oceans Group, Ltd.	121,509	57,366
China Overseas Land & Investment, Ltd.	111,500	299,653
China Overseas Property Holdings, Ltd.	50,667	53,770
China Power International Development, Ltd.	111,666	62,338
China Properties Group, Ltd. (A)(C)	19,000	904
China Resources Beer Holdings Company, Ltd.	29,981	208,998
China Resources Cement Holdings, Ltd.	133,518	82,302
China Resources Gas Group, Ltd.	38,000	147,950
China Resources Land, Ltd.	102,444	419,431
China Resources Power Holdings Company, Ltd.	40,882	81,287
China Shuifa Singyes Energy Holdings, Ltd.	78,000	10,189
China South City Holdings, Ltd.	146,000	9,179
China Starch Holdings, Ltd.	345,000	11,387
China State Construction Development Holdings, Ltd.	38,000	10,095
China State Construction International Holdings, Ltd.	72,000	83,135
China Taiping Insurance Holdings Company, Ltd.	89,310	91,183
China Tobacco International HK Company, Ltd.	8,000	11,806
China Traditional Chinese Medicine Holdings Company, Ltd.	150,000	64,685
27	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
China Travel International Investment Hong Kong, Ltd. (A)	146,000	$26,523
China Vered Financial Holding Corp., Ltd. (A)(C)	360,000	2,353
China Water Affairs Group, Ltd.	36,000	32,792
China Water Industry Group, Ltd. (A)	60,000	1,375
CIMC Enric Holdings, Ltd.	48,000	51,270
CITIC Resources Holdings, Ltd.	420,000	26,307
Citychamp Watch & Jewellery Group, Ltd. (A)	65,800	10,142
Comba Telecom Systems Holdings, Ltd. (A)	62,000	11,498
Concord New Energy Group, Ltd.	420,000	38,483
Continental Aerospace Technologies Holding, Ltd. (A)	186,799	2,378
COSCO SHIPPING International Hong Kong Company, Ltd.	32,000	9,046
COSCO SHIPPING Ports, Ltd.	98,150	63,511
Crazy Sports Group, Ltd. (A)	186,000	5,415
CWT International, Ltd. (A)	680,000	6,589
DBA Telecommunication Asia Holdings, Ltd. (A)(C)	32,000	0
Digital China Holdings, Ltd.	38,000	16,951
Essex Bio-technology, Ltd.	23,000	12,142
EVA Precision Industrial Holdings, Ltd.	146,000	27,931
Far East Horizon, Ltd.	107,000	81,058
Fullshare Holdings, Ltd. (A)	110,000	1,707
GCL New Energy Holdings, Ltd. (A)	440,000	4,917
GCL Technology Holdings, Ltd. (A)	309,000	110,291
Geely Automobile Holdings, Ltd.	106,000	212,977
Gemdale Properties & Investment Corp., Ltd.	288,000	24,540
Glorious Property Holdings, Ltd. (A)	516,000	9,489
Goldlion Holdings, Ltd.	122,000	19,915
Grand Pharmaceutical Group, Ltd.	56,000	29,897
Guangdong Investment, Ltd.	62,000	56,801
Health & Happiness H&H International Holdings, Ltd.	13,000	17,374
Hi Sun Technology China, Ltd. (A)	105,000	11,616
Hopson Development Holdings, Ltd.	41,140	56,567
Hua Han Health Industry Holdings, Ltd. (A)(C)	1,111,910	30,034
Huabao International Holdings, Ltd.	23,000	11,761
Huanxi Media Group, Ltd. (A)	70,000	8,113
IMAX China Holding, Inc. (B)	7,300	5,470
Inspur International, Ltd. (A)	28,000	9,079
International Alliance Financial Leasing Company, Ltd. (A)(B)	30,000	15,841
Jinchuan Group International Resources Company, Ltd.	77,000	8,309
Joy City Property, Ltd. (A)	316,000	10,871
Joy Spreader Group, Inc. (A)	63,000	9,682
JS Global Lifestyle Company, Ltd. (B)	71,500	84,742
Ju Teng International Holdings, Ltd.	59,722	10,700
Kingboard Holdings, Ltd.	39,648	125,197
Kingboard Laminates Holdings, Ltd.	60,000	57,235
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	28

	Shares	Value
Hong Kong (continued)
Kunlun Energy Company, Ltd.	188,000	$163,697
Lee & Man Chemical Company, Ltd.	14,000	11,596
Lee & Man Paper Manufacturing, Ltd.	70,000	25,128
Lifestyle China Group, Ltd. (A)	9,000	983
LK Technology Holdings, Ltd.	19,250	28,133
LVGEM China Real Estate Investment Company, Ltd. (A)	32,000	3,857
Mingfa Group International Company, Ltd. (A)	995,000	49,017
Minmetals Land, Ltd.	126,000	10,255
Nan Hai Corp., Ltd. (A)(C)	1,900,000	7,625
Nine Dragons Paper Holdings, Ltd.	96,000	75,328
PAX Global Technology, Ltd.	50,000	47,792
Perennial Energy Holdings, Ltd.	20,000	2,744
Phoenix Media Investment Holdings, Ltd. (A)	76,000	3,336
Poly Property Group Company, Ltd.	164,870	33,511
Pou Sheng International Holdings, Ltd.	144,000	14,476
Prinx Chengshan Holdings, Ltd.	10,500	9,351
REXLot Holdings, Ltd. (A)(C)	2,065,304	1,934
Road King Infrastructure, Ltd.	9,000	4,707
Shandong Hi-Speed New Energy Group, Ltd. (A)	1,342,857	12,971
Shanghai Industrial Holdings, Ltd.	19,041	26,469
Shanghai Industrial Urban Development Group, Ltd.	115,349	9,255
Shenzhen International Holdings, Ltd.	85,083	73,342
Shenzhen Investment, Ltd.	149,175	27,317
Shimao Group Holdings, Ltd. (C)	79,000	40,040
Shoucheng Holdings, Ltd.	81,600	13,873
Shougang Fushan Resources Group, Ltd.	145,268	46,077
Silver Grant International Holdings Group, Ltd. (A)	72,334	4,578
Sino Biopharmaceutical, Ltd.	207,750	109,114
Sinofert Holdings, Ltd. (A)	118,000	15,891
Sinolink Worldwide Holdings, Ltd. (A)	576,000	16,122
Sinopec Kantons Holdings, Ltd.	62,000	18,923
Skyworth Group, Ltd.	75,885	37,702
SMI Holdings Group, Ltd. (A)(C)	228,889	14,581
SSY Group, Ltd.	80,733	38,017
Sun Art Retail Group, Ltd.	111,000	28,586
Symphony Holdings, Ltd.	170,000	21,425
TCL Electronics Holdings, Ltd. (A)	39,600	18,918
Tech Pro Technology Development, Ltd. (A)(C)	966,000	4,812
The Wharf Holdings, Ltd.	28,000	105,447
Tian An China Investment Company, Ltd.	202,000	102,804
Tianjin Port Development Holdings, Ltd.	154,000	11,554
Tibet Water Resources, Ltd. (A)	149,000	9,854
Tongda Group Holdings, Ltd. (A)	405,000	6,169
Towngas Smart Energy Company, Ltd. (A)	46,985	20,612
29	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Truly International Holdings, Ltd.	101,000	$22,126
United Energy Group, Ltd.	462,000	57,009
Vinda International Holdings, Ltd.	18,000	50,311
Wasion Holdings, Ltd.	32,000	10,766
Yuexiu Property Company, Ltd.	79,503	99,440
Yuexiu Transport Infrastructure, Ltd.	36,000	17,226
Zhongyu Energy Holdings, Ltd.	20,006	16,421
Zhuguang Holdings Group Company, Ltd. (A)	60,000	7,634
Hungary 0.2%		225,491
MOL Hungarian Oil & Gas PLC	18,291	126,032
OTP Bank NYRT	2,426	51,594
Richter Gedeon NYRT	2,374	47,865
India 16.0%		25,382,493
Aarti Drugs, Ltd.	1,658	8,937
Aarti Industries, Ltd.	4,856	50,069
Aavas Financiers, Ltd. (A)	700	19,739
ABB India, Ltd.	360	14,646
Abbott India, Ltd.	167	39,125
ACC, Ltd.	1,699	48,648
Adani Enterprises, Ltd.	959	38,036
Adani Green Energy, Ltd. (A)	2,176	66,044
Adani Ports & Special Economic Zone, Ltd.	10,497	109,545
Adani Power, Ltd. (A)	5,478	27,974
Adani Total Gas, Ltd.	2,852	133,189
Adani Transmission, Ltd. (A)	5,988	294,999
Aditya Birla Capital, Ltd. (A)	27,085	38,272
Aegis Logistics, Ltd.	7,126	25,783
Ahluwalia Contracts India, Ltd. (A)	1,486	8,114
AIA Engineering, Ltd.	1,625	52,528
Ajanta Pharma, Ltd.	1,365	23,410
Akzo Nobel India, Ltd.	703	17,095
Alembic Pharmaceuticals, Ltd.	4,003	32,386
Alkem Laboratories, Ltd.	727	27,064
Alkyl Amines Chemicals	763	28,190
Allcargo Logistics, Ltd.	2,220	9,786
Alok Industries, Ltd. (A)	29,078	6,982
Amara Raja Batteries, Ltd.	2,851	18,127
Amber Enterprises India, Ltd. (A)	386	10,875
Ambuja Cements, Ltd.	10,422	53,332
APL Apollo Tubes, Ltd.	4,314	50,756
Apollo Hospitals Enterprise, Ltd.	2,009	107,618
Apollo Tyres, Ltd.	12,370	38,823
Arvind Fashions, Ltd. (A)	10,714	36,526
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	30

	Shares	Value
India (continued)
Arvind, Ltd. (A)	13,022	$15,785
Asahi India Glass, Ltd.	4,311	34,176
Ashok Leyland, Ltd.	22,860	43,796
Ashoka Buildcon, Ltd. (A)	9,141	9,107
Asian Paints, Ltd.	5,668	239,137
Aster DM Healthcare, Ltd. (A)(B)	1,438	4,010
Astral, Ltd.	2,457	63,753
Atul, Ltd.	343	39,091
AU Small Finance Bank, Ltd. (B)	3,418	27,088
Aurobindo Pharma, Ltd.	12,432	84,648
Avanti Feeds, Ltd.	3,600	20,810
Avenue Supermarts, Ltd. (A)(B)	586	33,040
Axis Bank, Ltd.	42,214	393,413
Axis Bank, Ltd., GDR	309	14,640
Bajaj Auto, Ltd.	1,404	71,655
Bajaj Consumer Care, Ltd.	5,535	11,131
Bajaj Finance, Ltd.	2,234	201,780
Bajaj Finserv, Ltd.	392	82,164
Bajaj Holdings & Investment, Ltd.	767	52,250
Balaji Amines, Ltd.	207	8,918
Balkrishna Industries, Ltd.	1,998	50,804
Balmer Lawrie & Company, Ltd.	6,237	9,651
Balrampur Chini Mills, Ltd.	6,172	26,898
Bandhan Bank, Ltd. (A)(B)	12,034	41,524
Bank of Baroda	25,551	41,404
Bank of India	16,723	10,745
Bannari Amman Sugars, Ltd.	62	2,126
BASF India, Ltd.	543	22,570
Bata India, Ltd.	1,199	28,983
Bayer CropScience, Ltd.	329	22,433
BEML, Ltd.	785	17,976
Berger Paints India, Ltd.	5,244	43,877
Bharat Dynamics, Ltd.	1,202	12,264
Bharat Electronics, Ltd.	26,768	102,414
Bharat Forge, Ltd.	5,241	48,221
Bharat Heavy Electricals, Ltd. (A)	35,750	26,206
Bharat Petroleum Corp., Ltd.	15,189	62,286
Bharat Rasayan, Ltd.	84	12,628
Bharti Airtel, Ltd.	49,113	444,030
Biocon, Ltd.	7,884	30,416
Birla Corp., Ltd.	940	11,366
Birlasoft, Ltd.	6,697	26,548
Blue Dart Express, Ltd.	115	12,269
Blue Star, Ltd.	1,883	25,711
31	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Bombay Burmah Trading Company	1,501	$17,054
Borosil Renewables, Ltd. (A)	1,436	10,048
Bosch, Ltd.	149	32,518
Brigade Enterprises, Ltd.	3,433	21,706
Brightcom Group, Ltd.	5,600	2,842
Britannia Industries, Ltd.	1,637	76,460
BSE, Ltd.	4,053	32,841
Can Fin Homes, Ltd.	3,284	25,800
Canara Bank	12,044	35,917
Capacit’e Infraprojects, Ltd. (A)	2,705	5,581
Caplin Point Laboratories, Ltd.	742	7,235
Carborundum Universal, Ltd.	4,213	44,138
Care Ratings, Ltd.	1,862	11,684
Castrol India, Ltd.	11,199	15,947
CCL Products India, Ltd.	3,414	20,315
Ceat, Ltd.	1,368	23,698
Central Depository Services India, Ltd.	1,657	25,587
Century Enka, Ltd.	2,505	14,357
Century Plyboards India, Ltd.	2,506	20,986
Century Textiles & Industries, Ltd.	1,858	19,836
Cera Sanitaryware, Ltd.	172	10,615
CESC, Ltd.	16,270	16,423
CG Power & Industrial Solutions, Ltd. (A)	7,501	20,877
Chambal Fertilizers & Chemicals, Ltd.	8,291	36,083
Chennai Petroleum Corp., Ltd.	3,148	11,435
Chennai Super Kings Cricket, Ltd. (A)(C)	271,316	7,683
Cholamandalam Financial Holdings, Ltd.	3,690	30,950
Cholamandalam Investment and Finance Company, Ltd.	9,090	89,028
Cipla, Ltd.	12,830	166,239
City Union Bank, Ltd.	16,091	35,920
Coal India, Ltd.	26,598	77,653
Cochin Shipyard, Ltd. (B)	2,563	12,039
Coforge, Ltd.	826	36,394
Colgate-Palmolive India, Ltd.	2,924	61,324
Computer Age Management Services, Ltd.	1,327	37,981
Container Corp. of India, Ltd.	4,177	36,150
Coromandel International, Ltd.	4,838	63,574
Cosmo First, Ltd.	768	8,762
CreditAccess Grameen, Ltd. (A)	2,168	26,684
CRISIL, Ltd.	519	21,237
Crompton Greaves Consumer Electricals, Ltd.	21,222	107,879
Cummins India, Ltd.	3,376	50,241
Cyient, Ltd.	3,035	32,102
Dabur India, Ltd.	7,764	56,692
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	32

	Shares	Value
India (continued)
Dalmia Bharat, Ltd.	3,032	$58,171
DCB Bank, Ltd.	11,434	13,421
DCM Shriram, Ltd.	1,679	21,973
Deepak Fertilisers & Petrochemicals Corp., Ltd.	2,991	33,920
Deepak Nitrite, Ltd.	2,163	53,064
Delta Corp., Ltd.	8,433	21,971
DEN Networks, Ltd. (A)	139	64
Dhampur Bio Organics, Ltd. (A)(C)	2,251	1,167
Dhampur Sugar Mills, Ltd.	2,251	6,473
Dhani Services, Ltd. (A)	12,484	10,059
Dhanuka Agritech, Ltd.	1,093	9,663
Dilip Buildcon, Ltd. (B)	2,723	8,157
Dish TV India, Ltd. (A)	46,324	6,959
Dishman Carbogen Amcis, Ltd. (A)	1,354	1,968
Divi’s Laboratories, Ltd.	2,696	121,256
Dixon Technologies India, Ltd.	932	47,465
DLF, Ltd.	6,985	33,737
Dr. Lal PathLabs, Ltd. (B)	935	29,784
Dr. Reddy’s Laboratories, Ltd.	1,929	101,640
Dr. Reddy’s Laboratories, Ltd., ADR	1,343	70,225
DRC Systems India, Ltd. (A)	40	15
eClerx Services, Ltd.	747	19,610
Edelweiss Financial Services, Ltd.	26,662	20,260
Eicher Motors, Ltd.	2,132	89,013
EID Parry India, Ltd.	5,725	37,848
EIH, Ltd. (A)	9,617	19,123
Electrosteel Castings, Ltd.	19,684	8,980
Elgi Equipments, Ltd.	5,316	32,732
Emami, Ltd.	6,514	39,477
Endurance Technologies, Ltd. (B)	1,718	32,069
Engineers India, Ltd.	20,066	16,962
EPL, Ltd.	5,314	11,288
Equitas Small Finance Bank, Ltd. (A)(B)	22,252	12,646
Eris Lifesciences, Ltd. (B)	1,141	9,871
ESAB India, Ltd.	249	10,091
Escorts Kubota, Ltd.	704	17,506
Eveready Industries India, Ltd. (A)	2,379	10,553
Everest Industries, Ltd.	1,241	11,013
Excel Industries, Ltd.	997	18,162
Exide Industries, Ltd.	19,965	39,856
FDC, Ltd. (A)	3,870	12,832
Federal Bank, Ltd.	85,072	123,267
Filatex India, Ltd.	14,304	20,026
Fine Organic Industries, Ltd.	295	22,821
33	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Finolex Cables, Ltd.	1,481	$8,522
Finolex Industries, Ltd.	22,715	42,972
Firstsource Solutions, Ltd.	26,321	34,919
Fortis Healthcare, Ltd. (A)	13,636	49,900
GAIL India, Ltd.	50,856	86,417
Galaxy Surfactants, Ltd.	192	7,846
Garware Technical Fibres, Ltd.	570	24,983
Gateway Distriparks, Ltd.	11,344	9,677
GHCL, Ltd.	3,822	28,371
Gillette India, Ltd.	409	28,207
GlaxoSmithKline Pharmaceuticals, Ltd.	911	16,623
Glenmark Pharmaceuticals, Ltd.	6,753	31,260
GMR Infrastructure, Ltd. (A)	26,740	11,892
Godawari Power & Ispat, Ltd.	1,530	5,622
Godfrey Phillips India, Ltd.	824	11,435
Godrej Agrovet, Ltd. (B)	1,484	9,673
Godrej Consumer Products, Ltd. (A)	7,299	84,054
Godrej Industries, Ltd. (A)	1,720	10,378
Godrej Properties, Ltd. (A)	2,069	36,146
Granules India, Ltd.	10,612	40,389
Graphite India, Ltd.	3,367	17,160
Grasim Industries, Ltd.	4,679	97,305
Greaves Cotton, Ltd.	10,536	22,215
Greenpanel Industries, Ltd.	2,085	11,632
Greenply Industries, Ltd.	3,816	8,904
Grindwell Norton, Ltd.	1,284	35,215
Gujarat Alkalies & Chemicals, Ltd.	2,634	28,990
Gujarat Ambuja Exports, Ltd. (A)	9,856	33,681
Gujarat Fluorochemicals, Ltd.	595	24,657
Gujarat Gas, Ltd.	4,540	26,682
Gujarat Mineral Development Corp., Ltd.	12,126	24,959
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	6,514	60,552
Gujarat Pipavav Port, Ltd.	8,466	9,193
Gujarat State Fertilizers & Chemicals, Ltd.	6,340	12,412
Gujarat State Petronet, Ltd.	14,293	42,978
Gulf Oil Lubricants India, Ltd.	1,134	6,871
Happiest Minds Technologies, Ltd.	1,755	22,371
Hatsun Agro Product, Ltd.	2,889	37,256
Havells India, Ltd.	2,687	46,087
HBL Power Systems, Ltd.	13,697	13,804
HCL Technologies, Ltd.	22,516	261,317
HDFC Asset Management Company, Ltd. (B)	1,445	37,192
HDFC Bank, Ltd.	44,054	806,262
HDFC Life Insurance Company, Ltd. (B)	5,636	40,305
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	34

	Shares	Value
India (continued)
HEG, Ltd.	690	$10,753
HeidelbergCement India, Ltd.	5,347	12,757
Heritage Foods, Ltd.	1,223	5,020
Hero MotoCorp, Ltd.	3,669	129,653
HFCL, Ltd.	27,725	25,492
Hikal, Ltd.	4,873	20,748
HIL, Ltd.	253	11,656
Himadri Speciality Chemical, Ltd.	8,292	10,152
Hindalco Industries, Ltd.	43,468	235,216
Hinduja Global Solutions, Ltd.	1,920	35,701
Hindustan Aeronautics, Ltd.	1,685	48,177
Hindustan Copper, Ltd.	7,650	11,180
Hindustan Petroleum Corp., Ltd.	16,548	50,114
Hindustan Unilever, Ltd.	7,143	236,667
Hitachi Energy India, Ltd.	187	8,678
Hle Glascoat, Ltd. (A)	309	13,608
Honeywell Automation India, Ltd.	22	11,864
Housing Development Finance Corp., Ltd.	12,490	378,233
I G Petrochemicals, Ltd.	1,432	10,572
ICICI Bank, Ltd.	51,589	566,775
ICICI Lombard General Insurance Company, Ltd. (B)	3,426	55,074
ICICI Prudential Life Insurance Company, Ltd. (B)	4,759	35,174
IDFC First Bank, Ltd. (A)	79,973	48,581
IDFC, Ltd.	60,709	51,754
IIFL Finance, Ltd.	6,181	26,410
IIFL Securities, Ltd.	25,293	22,501
IIFL Wealth Management, Ltd.	1,669	35,051
India Glycols, Ltd.	1,050	11,642
Indiabulls Housing Finance, Ltd. (A)	11,122	18,738
Indiabulls Real Estate, Ltd. (A)	22,443	24,084
Indian Bank	7,502	17,946
Indian Energy Exchange, Ltd. (B)	15,714	31,317
Indian Oil Corp., Ltd.	37,365	33,364
Indian Overseas Bank (A)	89,244	19,808
Indian Railway Catering & Tourism Corp, Ltd.	1,247	10,880
Indian Railway Finance Corp., Ltd. (B)	58,425	15,624
Indo Count Industries, Ltd. (A)	5,802	11,775
Indoco Remedies, Ltd.	2,184	9,764
Indraprastha Gas, Ltd.	4,812	25,153
Indus Towers, Ltd.	22,994	57,180
IndusInd Bank, Ltd.	6,140	83,957
Infibeam Avenues, Ltd.	7,848	1,541
Info Edge India, Ltd.	763	41,011
Infosys, Ltd.	67,315	1,238,155
35	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Inox Leisure, Ltd. (A)	1,924	$12,058
Intellect Design Arena, Ltd.	4,460	32,659
InterGlobe Aviation, Ltd. (A)(B)	1,383	34,421
IOL Chemicals and Pharmaceuticals, Ltd.	2,378	10,624
Ipca Laboratories, Ltd.	4,797	54,272
IRB Infrastructure Developers, Ltd.	7,984	23,431
ISGEC Heavy Engineering, Ltd.	1,756	10,429
ITC, Ltd.	55,148	220,524
Jaiprakash Power Ventures, Ltd. (A)	246,265	23,183
Jamna Auto Industries, Ltd.	8,736	12,694
JB Chemicals & Pharmaceuticals, Ltd.	1,561	34,348
Jindal Poly Films, Ltd.	849	11,112
Jindal Saw, Ltd.	11,500	12,407
Jindal Stainless Hisar, Ltd. (A)	8,000	24,346
Jindal Stainless, Ltd. (A)	16,249	25,871
Jindal Steel & Power, Ltd.	18,798	100,832
JK Cement, Ltd.	1,185	39,936
JK Lakshmi Cement, Ltd.	1,846	10,863
JK Paper, Ltd.	7,345	38,124
JK Tyre & Industries, Ltd.	5,594	9,655
JM Financial, Ltd.	20,631	16,383
Johnson Controls-Hitachi Air Conditioning India, Ltd. (A)	126	2,524
JSW Energy, Ltd.	11,617	49,396
JSW Steel, Ltd.	26,798	221,307
Jubilant Foodworks, Ltd.	10,770	81,978
Jubilant Ingrevia, Ltd.	7,891	45,746
Jubilant Pharmova, Ltd.	4,250	18,540
Jyothy Labs, Ltd.	3,881	9,190
Kajaria Ceramics, Ltd.	2,313	33,444
Kalpataru Power Transmission, Ltd.	4,585	23,257
Kansai Nerolac Paints, Ltd.	2,011	12,765
Kaveri Seed Company, Ltd.	1,406	8,007
KEC International, Ltd.	5,101	25,905
KEI Industries, Ltd.	2,534	46,080
Kennametal India, Ltd.	385	11,393
Kesoram Industries, Ltd. (A)	22,225	14,151
Kirloskar Ferrous Industries, Ltd.	3,950	12,456
Kirloskar Oil Engines, Ltd.	5,185	14,631
KNR Constructions, Ltd.	10,900	35,454
Kotak Mahindra Bank, Ltd.	7,330	173,222
KPIT Technologies, Ltd.	7,331	51,006
KPR Mill, Ltd.	7,851	58,874
KRBL, Ltd.	3,905	15,313
KSB, Ltd.	308	7,302
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	36

	Shares	Value
India (continued)
L&T Finance Holdings, Ltd.	29,921	$29,350
L&T Technology Services, Ltd. (B)	619	28,319
Lakshmi Machine Works, Ltd.	116	17,380
Larsen & Toubro Infotech, Ltd. (B)	1,380	78,990
Larsen & Toubro, Ltd.	9,449	224,665
Laurus Labs, Ltd. (B)	11,341	81,489
Lemon Tree Hotels, Ltd. (A)(B)	16,559	14,352
LG Balakrishnan & Bros, Ltd.	1,069	9,256
LIC Housing Finance, Ltd.	15,156	77,019
Linde India, Ltd.	720	30,767
LT Foods, Ltd.	10,845	12,793
Lupin, Ltd.	4,268	35,607
LUX Industries, Ltd.	400	9,004
Mahanagar Gas, Ltd.	2,409	26,126
Maharashtra Seamless, Ltd.	1,309	13,687
Mahindra & Mahindra Financial Services, Ltd.	31,685	80,561
Mahindra & Mahindra, Ltd.	17,094	277,510
Mahindra CIE Automotive, Ltd.	10,554	36,089
Mahindra Holidays & Resorts India, Ltd. (A)	3,229	10,553
Mahindra Lifespace Developers, Ltd.	3,324	21,381
Mahindra Logistics, Ltd. (B)	2,513	15,097
Maithan Alloys, Ltd.	893	11,518
Manappuram Finance, Ltd.	18,276	23,988
Mangalam Cement, Ltd.	2,535	10,830
Mangalore Refinery & Petrochemicals, Ltd. (A)	16,715	15,156
Marico, Ltd.	10,341	67,577
Marksans Pharma, Ltd.	20,609	13,403
Maruti Suzuki India, Ltd.	448	50,359
MAS Financial Services, Ltd. (B)	338	3,154
Mastek, Ltd.	812	19,088
Max Financial Services, Ltd. (A)	1,846	18,963
Max Healthcare Institute, Ltd. (A)	4,012	19,185
Mayur Uniquoters, Ltd.	1,222	7,368
Meghmani Finechem, Ltd. (A)	811	14,382
Meghmani Organics, Ltd.	8,623	13,124
Metropolis Healthcare, Ltd. (B)	608	10,834
Mindtree, Ltd.	1,858	75,914
MOIL, Ltd.	4,627	9,454
Motherson Sumi Wiring India, Ltd.	27,023	27,269
Motilal Oswal Financial Services, Ltd.	2,377	22,801
Mphasis, Ltd.	2,590	68,093
MRF, Ltd.	51	54,204
Multi Commodity Exchange of India, Ltd.	573	9,184
Muthoot Finance, Ltd.	4,445	58,067
37	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Narayana Hrudayalaya, Ltd.	2,070	$18,133
Natco Pharma, Ltd.	2,708	20,770
National Aluminium Company, Ltd.	41,880	41,730
Navin Fluorine International, Ltd.	486	25,929
Navneet Education, Ltd.	6,879	12,146
NBCC India, Ltd.	20,368	8,689
NCC, Ltd.	22,228	19,285
NESCO, Ltd.	1,774	12,715
Nestle India, Ltd.	671	166,513
Neuland Laboratories, Ltd.	633	9,978
NHPC, Ltd.	49,668	23,681
NIIT, Ltd.	4,498	19,317
Nippon Life India Asset Management, Ltd. (B)	4,760	17,876
NMDC, Ltd.	25,624	38,986
NOCIL, Ltd.	4,078	13,396
NTPC, Ltd.	53,645	109,797
Oberoi Realty, Ltd.	2,438	30,406
Oil & Natural Gas Corp., Ltd.	33,290	57,504
Oil India, Ltd.	11,025	26,561
Omaxe, Ltd. (A)	3,052	3,773
Oracle Financial Services Software, Ltd.	733	28,996
Orient Cement, Ltd.	11,602	17,305
Orient Electric, Ltd.	5,114	16,595
Page Industries, Ltd.	144	91,757
Paisalo Digital, Ltd.	12,720	11,870
Parag Milk Foods, Ltd. (B)	3,025	4,198
PCBL, Ltd.	12,844	21,881
Persistent Systems, Ltd.	1,884	82,328
Petronet LNG, Ltd.	31,783	87,582
Pfizer, Ltd.	365	19,124
PI Industries, Ltd.	1,410	60,361
Pidilite Industries, Ltd.	1,608	54,854
Piramal Enterprises, Ltd.	2,644	35,328
Piramal Pharma, Ltd. (A)(C)	10,576	28,998
PNB Housing Finance, Ltd. (A)(B)	3,296	14,257
PNC Infratech, Ltd.	3,706	13,060
Poly Medicure, Ltd.	1,086	11,646
Polycab India, Ltd.	351	10,723
Polyplex Corp., Ltd.	1,121	30,025
Poonawalla Fincorp, Ltd.	5,776	21,849
Power Finance Corp., Ltd.	52,704	78,825
Power Grid Corp. of India, Ltd.	46,280	132,445
Praj Industries, Ltd.	5,641	29,266
Prakash Industries, Ltd. (A)	13,616	9,501
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	38

	Shares	Value
India (continued)
Prestige Estates Projects, Ltd.	9,831	$56,006
Pricol, Ltd. (A)	11,959	25,687
Prince Pipes & Fittings, Ltd.	1,195	8,707
Prism Johnson, Ltd. (A)	8,573	13,469
Privi Speciality Chemicals, Ltd.	266	4,568
Procter & Gamble Health, Ltd.	219	11,559
Procter & Gamble Hygiene & Health Care, Ltd.	209	36,707
PTC India, Ltd.	18,544	19,588
Punjab National Bank	48,156	21,484
PVR, Ltd. (A)	507	11,522
Quess Corp., Ltd. (B)	3,110	22,124
Radico Khaitan, Ltd.	2,854	37,164
Rain Industries, Ltd.	8,295	20,403
Rajesh Exports, Ltd.	2,147	15,844
Rallis India, Ltd.	4,796	13,539
Rashtriya Chemicals & Fertilizers, Ltd.	12,255	15,044
Ratnamani Metals & Tubes, Ltd.	1,132	26,195
Raymond, Ltd.	2,169	25,857
RBL Bank, Ltd. (A)(B)	11,999	18,142
REC, Ltd.	50,697	68,774
REC, Ltd., Bonus Shares (A)	16,899	22,946
Redington India, Ltd.	35,936	67,252
Relaxo Footwears, Ltd.	1,337	16,671
Reliance Industrial Infrastructure, Ltd. (A)	1,517	19,211
Reliance Industries, Ltd.	31,757	1,041,959
Reliance Power, Ltd. (A)	134,173	28,122
RITES, Ltd.	3,309	12,270
Route Mobile, Ltd.	484	9,080
RSWM, Ltd.	2,968	14,306
Samvardhana Motherson International, Ltd.	27,023	41,301
Sanofi India, Ltd.	330	25,590
Sarda Energy & Minerals, Ltd.	670	7,587
Saregama India, Ltd.	2,286	11,419
SBI Cards & Payment Services, Ltd.	1,618	18,488
SBI Life Insurance Company, Ltd. (B)	1,551	25,649
Schaeffler India, Ltd.	1,580	59,788
Sequent Scientific, Ltd.	6,725	9,454
SH Kelkar & Company, Ltd. (B)	2,917	5,250
Sharda Cropchem, Ltd.	1,304	8,425
Sheela Foam, Ltd. (A)	532	19,770
Shilpa Medicare, Ltd.	1,871	9,186
Shipping Corp. of India, Ltd.	15,670	23,044
Shoppers Stop, Ltd. (A)	5,067	39,335
Shree Cement, Ltd.	211	57,968
39	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Shree Renuka Sugars, Ltd. (A)	35,331	$20,533
Shriram City Union Finance, Ltd.	1,314	31,088
Shriram Transport Finance Company, Ltd.	7,625	127,966
Siemens, Ltd.	1,221	43,739
SIS, Ltd. (A)	2,444	13,790
Siyaram Silk Mills, Ltd.	2,626	16,467
SKF India, Ltd.	758	46,048
Sobha, Ltd.	2,447	21,170
Solar Industries India, Ltd.	775	32,214
Somany Ceramics, Ltd. (A)	1,288	10,389
Sonata Software, Ltd.	2,617	23,024
SRF, Ltd.	3,300	103,920
State Bank of India	21,389	140,758
State Bank of India, GDR	1,310	86,537
Steel Authority of India, Ltd.	52,427	52,710
Sterlite Technologies, Ltd.	5,984	12,785
Strides Pharma Science, Ltd. (A)	1,444	5,933
Subex, Ltd. (A)	34,640	16,016
Sudarshan Chemical Industries, Ltd.	1,793	10,297
Sun Pharmaceutical Industries, Ltd.	15,573	173,516
Sun TV Network, Ltd.	3,349	20,835
Sundaram Finance Holdings, Ltd.	10,043	10,007
Sundaram Finance, Ltd.	2,061	54,034
Sundaram-Clayton, Ltd.	333	19,638
Sundram Fasteners, Ltd.	4,560	47,544
Sunteck Realty, Ltd.	3,702	21,888
Suprajit Engineering, Ltd.	1,533	6,507
Supreme Industries, Ltd.	1,902	46,739
Supreme Petrochem, Ltd.	1,965	18,944
Suven Pharmaceuticals, Ltd.	3,709	22,573
Suzlon Energy, Ltd. (A)	170,834	17,236
Syngene International, Ltd. (B)	5,386	40,673
Tamilnadu Petroproducts, Ltd.	8,594	10,892
Tanla Platforms, Ltd.	1,960	17,410
Tata Chemicals, Ltd.	3,799	53,341
Tata Coffee, Ltd.	3,642	10,602
Tata Communications, Ltd.	2,825	42,099
Tata Consultancy Services, Ltd.	13,575	541,199
Tata Consumer Products, Ltd.	6,889	69,615
Tata Elxsi, Ltd.	1,110	123,687
Tata Metaliks, Ltd.	1,562	15,072
Tata Motors, Ltd. (A)	45,265	263,213
Tata Motors, Ltd., ADR (A)	670	19,430
Tata Steel, Ltd.	229,380	308,393
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	40

	Shares	Value
India (continued)
TCI Express, Ltd.	501	$11,050
Tech Mahindra, Ltd.	11,731	156,320
Techno Electric & Engineering Company, Ltd.	4,863	17,365
The Great Eastern Shipping Company, Ltd.	4,812	34,191
The India Cements, Ltd.	6,706	18,951
The Indian Hotels Company, Ltd.	10,357	36,566
The Karnataka Bank, Ltd.	11,008	10,250
The Karur Vysya Bank, Ltd.	30,314	25,885
The Phoenix Mills, Ltd.	3,443	60,021
The Ramco Cements, Ltd.	4,331	40,839
The South Indian Bank, Ltd. (A)	46,489	4,763
The Tata Power Company, Ltd.	15,911	46,568
The Tinplate Company of India, Ltd.	2,180	8,564
Thermax, Ltd.	1,264	38,105
Thirumalai Chemicals, Ltd.	5,147	14,980
Thomas Cook India, Ltd. (A)	8,758	7,930
Thyrocare Technologies, Ltd. (B)	792	6,117
Time Technoplast, Ltd.	8,084	11,994
Timken India, Ltd.	647	24,277
Titan Company, Ltd.	6,672	215,371
Torrent Pharmaceuticals, Ltd.	3,746	72,353
Torrent Power, Ltd.	5,386	39,038
Transport Corp. of India, Ltd.	1,175	10,442
Trent, Ltd.	2,939	51,208
Trident, Ltd.	47,028	21,306
Triveni Engineering & Industries, Ltd.	7,321	21,398
TTK Prestige, Ltd.	1,582	18,934
Tube Investments of India, Ltd.	3,028	85,569
TV Today Network, Ltd.	4,230	14,951
TV18 Broadcast, Ltd. (A)	11,410	5,782
TVS Motor Company, Ltd.	5,872	71,946
Uflex, Ltd.	1,548	15,056
UltraTech Cement, Ltd.	1,962	163,163
Union Bank of India, Ltd.	18,691	9,777
United Breweries, Ltd.	500	10,300
United Spirits, Ltd. (A)	4,257	43,090
UNO Minda, Ltd.	5,940	42,756
UPL, Ltd.	16,427	156,879
Usha Martin, Ltd.	10,702	18,958
UTI Asset Management Company, Ltd.	1,041	10,675
VA Tech Wabag, Ltd. (A)	1,854	6,090
Vaibhav Global, Ltd.	4,525	18,814
Vakrangee, Ltd. (A)	23,506	8,094
Vardhman Textiles, Ltd.	7,427	30,762
41	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Varroc Engineering, Ltd. (A)(B)	2,559	$10,922
Varun Beverages, Ltd.	5,706	73,278
Vedanta, Ltd.	33,866	113,142
Venky’s India, Ltd. (A)	488	12,711
Vesuvius India, Ltd.	639	11,469
V-Guard Industries, Ltd.	5,667	16,011
Vinati Organics, Ltd.	1,364	37,579
Vindhya Telelinks, Ltd.	901	14,855
VIP Industries, Ltd.	2,311	17,015
Visaka Industries, Ltd.	1,538	11,625
V-Mart Retail, Ltd.	337	12,257
Vodafone Idea, Ltd. (A)	184,086	20,527
Voltas, Ltd.	1,448	18,008
VRL Logistics, Ltd.	1,532	11,820
VST Industries, Ltd.	252	10,213
VST Tillers Tractors, Ltd.	424	13,374
Welspun Corp., Ltd.	6,625	18,588
Welspun Enterprises, Ltd.	5,021	7,060
Welspun India, Ltd.	19,448	18,646
West Coast Paper Mills, Ltd.	2,240	17,487
Westlife Development, Ltd. (A)	1,598	12,994
Wheels India, Ltd.	626	5,399
Wipro, Ltd.	21,156	108,493
Wockhardt, Ltd. (A)	3,695	11,035
Yes Bank, Ltd. (A)	23,603	4,838
Yes Bank, Ltd., Lock-In Shares (A)(E)	70,811	13,575
Zee Entertainment Enterprises, Ltd.	36,125	115,205
Zee Media Corp., Ltd. (A)	59,624	13,720
Zensar Technologies, Ltd.	4,737	13,447
Zydus Lifesciences, Ltd.	9,390	44,335
Zydus Wellnes, Ltd.	583	11,691
Indonesia 2.3%		3,618,406
ABM Investama Tbk PT	100,100	18,557
Ace Hardware Indonesia Tbk PT	416,900	20,229
Adaro Energy Indonesia Tbk PT	544,200	129,736
Adi Sarana Armada Tbk PT (A)	48,100	4,725
AKR Corporindo Tbk PT	325,500	26,307
Alam Sutera Realty Tbk PT (A)	750,400	9,093
Aneka Tambang Tbk	220,654	29,505
Arwana Citramulia Tbk PT	400,400	24,160
Astra Agro Lestari Tbk PT	44,600	27,490
Astra International Tbk PT	404,500	189,799
Asuransi Maximus Graha Persada Tbk PT (A)	277,300	2,304
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	42

	Shares	Value
Indonesia (continued)
Bakrie Telecom Tbk PT (A)(C)	22,579,900	$38,033
Bank BTPN Syariah Tbk PT	79,200	15,783
Bank Bukopin Tbk PT (A)	1,585,300	19,534
Bank Central Asia Tbk PT	547,300	302,232
Bank Jago Tbk PT (A)	19,400	10,993
Bank Mandiri Persero Tbk PT	355,192	211,369
Bank Mayapada International Tbk PT (A)	212,800	8,170
Bank MNC Internasional Tbk PT (A)	1,272,000	10,792
Bank Negara Indonesia Persero Tbk PT	107,203	61,488
Bank Pan Indonesia Tbk PT	191,900	25,799
Bank Rakyat Indonesia Persero Tbk PT	421,627	123,127
Bank Syariah Indonesia Tbk PT	275,700	28,182
Bank Tabungan Negara Persero Tbk PT	190,698	19,320
Barito Pacific Tbk PT	326,600	18,029
BFI Finance Indonesia Tbk PT	444,100	37,367
BISI International Tbk PT	323,000	29,473
Buana Lintas Lautan Tbk PT (A)	605,600	6,896
Bukit Asam Tbk PT	184,700	52,848
Bumi Resources Minerals Tbk PT (A)	1,445,300	24,135
Bumi Serpong Damai Tbk PT (A)	427,200	26,444
Bumi Teknokultura Unggul Tbk PT (A)	1,489,900	5,019
Capital Financial Indonesia Tbk PT (A)	369,300	21,392
Charoen Pokphand Indonesia Tbk PT	70,220	27,794
Ciputra Development Tbk PT	455,461	29,135
Citra Marga Nusaphala Persada Tbk PT (A)	302,662	40,785
City Retail Developments Tbk PT (A)	1,918,900	18,553
Delta Dunia Makmur Tbk PT (A)	278,000	7,037
Elang Mahkota Teknologi Tbk PT (A)	178,800	22,948
Erajaya Swasembada Tbk PT	459,100	15,083
Garudafood Putra Putri Jaya Tbk PT	598,700	21,779
Gudang Garam Tbk PT	11,943	19,098
Hanson International Tbk PT (A)(C)	4,000,200	13,475
Harum Energy Tbk PT	69,500	7,949
Impack Pratama Industri Tbk PT	40,000	10,484
Indah Kiat Pulp & Paper Tbk PT	98,200	55,007
Indika Energy Tbk PT	129,600	25,037
Indo Tambangraya Megah Tbk PT	23,300	61,717
Indocement Tunggal Prakarsa Tbk PT	39,800	25,311
Indofood CBP Sukses Makmur Tbk PT	37,500	20,989
Indofood Sukses Makmur Tbk PT	181,000	75,932
Indosat Tbk PT	29,500	14,242
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	168,500	8,053
Inovisi Infracom Tbk PT (A)(C)	671,012	127
Japfa Comfeed Indonesia Tbk PT	311,000	33,188
43	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Indonesia (continued)
Jasa Marga Persero Tbk PT (A)	38,100	$8,825
Kalbe Farma Tbk PT	565,000	63,890
Kapuas Prima Coal Tbk PT (A)	551,200	2,860
Link Net Tbk PT (A)	56,900	18,207
Lippo Karawaci Tbk PT (A)	1,947,337	15,080
Matahari Department Store Tbk PT	67,300	17,386
Mayora Indah Tbk PT	103,900	12,600
Medco Energi Internasional Tbk PT	376,992	21,852
Media Nusantara Citra Tbk PT	365,800	22,528
Medikaloka Hermina Tbk PT	277,500	27,889
Merdeka Copper Gold Tbk PT (A)	151,844	43,666
Metro Healthcare Indonesia TBK PT (A)	53,800	1,732
Metrodata Electronics Tbk PT	198,500	9,361
Mitra Adiperkasa Tbk PT (A)	359,500	24,426
Mitra Keluarga Karyasehat Tbk PT	85,700	15,352
MNC Kapital Indonesia Tbk PT (A)	1,735,900	13,468
MNC Vision Networks Tbk PT (A)	520,500	3,264
Multipolar Tbk PT (A)	675,100	6,915
Pabrik Kertas Tjiwi Kimia Tbk PT	41,200	18,787
Pacific Strategic Financial Tbk PT (A)	134,200	10,805
Pakuwon Jati Tbk PT	592,000	19,296
Paninvest Tbk PT (A)	379,500	27,845
Perusahaan Gas Negara Tbk PT	367,300	45,441
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	237,500	18,873
Pool Advista Indonesia Tbk PT (A)(C)	37,300	126
PP Persero Tbk PT (A)	214,287	14,561
Puradelta Lestari Tbk PT	506,700	6,008
Ramayana Lestari Sentosa Tbk PT	152,300	6,049
Rimo International Lestari Tbk PT (A)(C)	2,464,700	8,303
Sampoerna Agro Tbk PT	618,600	89,078
Samudera Indonesia Tbk PT	157,500	27,401
Sarana Menara Nusantara Tbk PT	690,800	57,752
Sawit Sumbermas Sarana Tbk PT	130,600	12,368
Semen Indonesia Persero Tbk PT	87,000	38,633
Siloam International Hospitals Tbk PT	152,000	10,649
Sinar Mas Multiartha Tbk PT (A)	37,000	30,473
Sri Rejeki Isman Tbk PT (A)(C)	937,100	9,218
Sugih Energy Tbk PT (A)(C)	8,409,300	28,328
Sumber Alfaria Trijaya Tbk PT	358,800	52,658
Summarecon Agung Tbk PT	388,947	15,690
Surya Citra Media Tbk PT	1,093,500	16,639
Surya Esa Perkasa Tbk PT	243,800	18,286
Surya Semesta Internusa Tbk PT (A)	132,900	3,275
Suryainti Permata Tbk PT (A)(C)	1,802,000	0
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	44

	Shares	Value
Indonesia (continued)
Telkom Indonesia Persero Tbk PT	432,500	$132,445
Temas Tbk PT	64,300	10,536
Tempo Scan Pacific Tbk PT	65,700	6,063
Timah Tbk PT	128,900	12,956
Tower Bersama Infrastructure Tbk PT	48,200	9,151
Trada Alam Minera Tbk PT (A)(C)	1,919,200	4,526
Transcoal Pacific Tbk PT	27,200	15,210
Trias Sentosa Tbk PT	706,000	34,962
Truba Alam Manunggal Engineering PT (A)(C)	19,436,000	0
Tunas Baru Lampung Tbk PT	184,900	9,587
Tunas Ridean Tbk PT (C)	542,200	56,987
Ultrajaya Milk Industry & Trading Company Tbk PT	211,100	20,979
Unilever Indonesia Tbk PT	123,800	38,258
United Tractors Tbk PT	58,400	132,981
Vale Indonesia Tbk PT (A)	65,100	26,683
Waskita Beton Precast Tbk PT (A)(C)	592,800	3,794
Waskita Karya Persero Tbk PT (A)	458,390	17,418
Wijaya Karya Persero Tbk PT (A)	178,676	12,866
XL Axiata Tbk PT	141,800	25,108
Malaysia 1.7%		2,734,023
7-Eleven Malaysia Holdings BHD	7,039	2,460
Aeon Company M BHD	64,000	20,940
AEON Credit Service M BHD	5,700	17,922
Alliance Bank Malaysia BHD	38,100	29,959
AMMB Holdings BHD	46,050	42,801
Astro Malaysia Holdings BHD	97,400	18,127
Axiata Group BHD	52,007	35,268
Bank Islam Malaysia BHD	26,000	15,127
Batu Kawan BHD	12,300	63,075
Bermaz Auto BHD	28,600	11,608
Bintulu Port Holdings BHD	300	351
Boustead Holdings BHD (A)	20,507	2,978
Boustead Plantations BHD	79,560	13,734
British American Tobacco Malaysia BHD	6,400	14,705
Bumi Armada BHD (A)	218,000	20,036
Bursa Malaysia BHD	25,300	36,158
Cahya Mata Sarawak BHD	29,300	6,146
Carlsberg Brewery Malaysia BHD	3,600	18,585
CIMB Group Holdings BHD	68,231	81,595
Cypark Resources BHD (A)	34,200	2,876
D&O Green Technologies BHD	21,500	18,347
Dayang Enterprise Holdings BHD	35,200	8,502
Dialog Group BHD	48,660	26,323
45	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Malaysia (continued)
DiGi.Com BHD	43,080	$35,956
DRB-Hicom BHD	45,900	14,728
Dufu Technology Corp. BHD	12,500	7,871
Duopharma Biotech BHD	29,607	8,180
Eco World Development Group BHD	30,700	4,570
Ekovest BHD (A)	197,200	16,860
Fraser & Neave Holdings BHD	5,600	27,923
Frontken Corp. BHD	29,400	17,820
Gamuda BHD	41,596	35,442
Genting BHD	29,800	31,147
Genting Malaysia BHD	34,700	23,033
Genting Plantations BHD	10,000	14,957
Globetronics Technology BHD	39,686	11,062
Greatech Technology BHD (A)	17,200	13,592
Guan Chong BHD	16,900	9,022
HAP Seng Consolidated BHD	15,839	24,577
Hartalega Holdings BHD	66,700	24,695
Heineken Malaysia BHD	2,100	11,040
Hibiscus Petroleum BHD	88,200	20,664
Hong Leong Bank BHD	5,434	25,293
Hong Leong Financial Group BHD	4,961	21,445
Hong Seng Consolidated BHD (A)	60,000	6,240
IGB BHD	46,549	24,103
IHH Healthcare BHD	21,200	29,260
IJM Corp. BHD	68,160	25,943
Inari Amertron BHD	43,036	25,614
IOI Corp. BHD	43,100	40,659
IOI Properties Group BHD	48,571	10,706
JAKS Resources BHD (A)	114,140	6,695
Keck Seng Malaysia BHD	65,150	51,867
Kim Loong Resources BHD	27,200	10,248
Kossan Rubber Industries BHD	112,900	25,405
KPJ Healthcare BHD	99,900	19,490
Kuala Lumpur Kepong BHD	12,205	63,063
Lingkaran Trans Kota Holdings BHD	11,700	12,749
Lotte Chemical Titan Holding BHD (B)	27,367	10,445
LPI Capital BHD	11,020	32,309
Magnum BHD	35,653	12,949
Mah Sing Group BHD	64,500	8,763
Malakoff Corp. BHD	78,100	12,080
Malayan Banking BHD	49,862	99,749
Malaysia Airports Holdings BHD (A)	22,388	29,255
Malaysia Building Society BHD	76,431	9,852
Malaysia Smelting Corp BHD	29,300	12,109
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	46

	Shares	Value
Malaysia (continued)
Malaysian Pacific Industries BHD	2,238	$15,027
Malaysian Resources Corp. BHD	124,363	9,658
Matrix Concepts Holdings BHD	19,800	10,022
Maxis BHD	33,685	28,876
Mega First Corp. BHD	20,400	16,503
MISC BHD	14,650	23,180
Mr. D.I.Y Group M BHD (B)	46,700	22,544
Muhibbah Engineering M BHD (A)	10,300	996
My EG Services BHD	124,094	22,004
Nestle Malaysia BHD	1,400	41,543
Oriental Holdings BHD	7,200	11,469
Padini Holdings BHD	21,500	16,009
Petron Malaysia Refining & Marketing BHD	10,000	12,037
Petronas Chemicals Group BHD	35,600	69,828
Petronas Dagangan BHD	5,900	30,903
Petronas Gas BHD	8,300	32,075
PPB Group BHD	6,300	24,765
Press Metal Aluminium Holdings BHD	38,700	41,018
Public Bank BHD	120,600	126,635
QL Resources BHD	21,735	24,771
RHB Bank BHD	32,661	41,734
Sam Engineering & Equipment M BHD	12,000	11,591
Sapura Energy BHD (A)	592,857	6,594
Sarawak Oil Palms BHD	11,700	7,197
Scientex BHD	38,100	29,945
SEG International BHD	33,942	4,818
Sime Darby BHD	98,474	50,172
Sime Darby Plantation BHD	37,614	37,388
Sime Darby Property BHD	130,274	13,920
SKP Resources BHD	21,625	8,133
SP Setia BHD Group	53,308	8,889
Sports Toto BHD	31,065	12,530
Sunway BHD	29,977	10,950
Supermax Corp. BHD	75,160	12,227
Syarikat Takaful Malaysia Keluarga BHD	29,319	21,779
Ta Ann Holdings BHD	15,400	13,705
Tan Chong Motor Holdings BHD	3,800	952
Telekom Malaysia BHD	15,756	20,946
Tenaga Nasional BHD	17,700	35,532
Thong Guan Industries BHD	18,800	10,687
TIME dotCom BHD	33,120	35,220
Top Glove Corp. BHD	186,400	33,374
Tropicana Corp. BHD (A)	44,400	11,495
TSH Resources BHD	34,100	8,428
47	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Malaysia (continued)
Uchi Technologies BHD	30,300	$22,557
UMW Holdings BHD	14,100	9,662
Unisem M BHD	19,000	11,507
United Malacca BHD	29,750	35,940
United Plantations BHD	4,900	16,180
UWC BHD	20,500	17,667
Velesto Energy BHD (A)	250,631	4,711
ViTrox Corp. BHD	8,400	13,350
VS Industry BHD	99,800	22,332
Westports Holdings BHD	20,500	15,898
Yinson Holdings BHD	61,880	29,051
YTL Corp. BHD	152,561	20,046
Mexico 2.5%		3,999,016
ALEATICA SAB de CV (A)	9,600	7,386
Alfa SAB de CV, Class A	190,450	120,340
Alpek SAB de CV	28,981	39,832
Alsea SAB de CV (A)	18,670	33,825
America Movil SAB de CV, Series L	235,457	200,436
Arca Continental SAB de CV	6,672	45,159
Banco del Bajio SA (B)	31,497	65,991
Becle SAB de CV	6,635	13,523
Bolsa Mexicana de Valores SAB de CV	16,163	29,115
Cemex SAB de CV, Series CPO (A)	188,452	69,501
Coca-Cola Femsa SAB de CV	5,951	36,330
Coca-Cola Femsa SAB de CV, ADR	600	36,738
Controladora Vuela Cia de Aviacion SAB de CV, Class A (A)	27,701	24,708
Corp. Inmobiliaria Vesta SAB de CV	16,677	30,835
Dine SAB de CV	103,700	110,667
El Puerto de Liverpool SAB de CV, Series C1	5,226	23,289
Fomento Economico Mexicano SAB de CV	5,072	31,746
GCC SAB de CV	5,743	33,002
Genomma Lab Internacional SAB de CV, Class B	33,557	27,417
Gentera SAB de CV	34,833	27,301
Gruma SAB de CV, Class B	5,255	57,450
Grupo Aeroportuario del Centro Norte SAB de CV	8,815	57,690
Grupo Aeroportuario del Pacifico SAB de CV, ADR	436	62,161
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	1,500	21,437
Grupo Aeroportuario del Sureste SAB de CV, ADR	221	46,735
Grupo Bimbo SAB de CV, Series A	17,042	57,411
Grupo Carso SAB de CV, Series A1	10,209	35,041
Grupo Comercial Chedraui SA de CV	8,445	23,964
Grupo Elektra SAB de CV	611	31,720
Grupo Financiero Banorte SAB de CV, Series O	33,576	198,324
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	48

	Shares	Value
Mexico (continued)
Grupo Financiero Inbursa SAB de CV, Series O (A)	26,868	$42,089
Grupo Gigante SAB de CV (A)	166,920	229,503
Grupo Herdez SAB de CV	9,671	15,678
Grupo Hotelero Santa Fe SAB de CV (A)	83,186	15,690
Grupo Industrial Saltillo SAB de CV	23,930	35,634
Grupo KUO SAB de CV, Series B	136,788	274,981
Grupo Mexico SAB de CV, Series B	41,076	154,750
Grupo Rotoplas SAB de CV (A)	7,367	10,063
Grupo Sanborns SAB de CV (A)	187,200	220,126
Grupo Simec SAB de CV, Series B (A)	12,062	120,821
Grupo Televisa SAB, Series CPO	55,564	69,833
Grupo Traxion SAB de CV (A)(B)	17,500	19,362
Hoteles City Express SAB de CV (A)	17,674	3,228
Industrias Bachoco SAB de CV, Series B	7,795	30,814
Industrias CH SAB de CV, Series B (A)	14,379	154,878
Industrias Penoles SAB de CV	4,093	33,841
Kimberly-Clark de Mexico SAB de CV, Class A	26,978	36,624
La Comer SAB de CV	12,689	21,433
Megacable Holdings SAB de CV, Series CPO	31,270	65,593
Minera Frisco SAB de CV, Series A1 (A)	554,562	74,321
Nemak SAB de CV (A)(B)	93,240	19,669
Operadora de Sites Mexicanos SAB de CV, Class A1	46,039	45,818
Orbia Advance Corp. SAB de CV	31,165	58,783
Organizacion Cultiba SAB de CV (A)	45,332	24,751
Organizacion Soriana SAB de CV, Series B	420,625	469,762
Promotora y Operadora de Infraestructura SAB de CV	7,381	51,932
Promotora y Operadora de Infraestructura SAB de CV, L Shares	4,040	18,449
Qualitas Controladora SAB de CV	4,704	20,605
Regional SAB de CV	7,096	38,364
Unifin Financiera SAB de CV (A)	10,570	913
Vitro SAB de CV, Series A (A)	21,684	21,634
Panama 0.0%		6,987
BAC Holding International Corp. (A)	137,535	6,987
Peru 0.0%		54,879
Cementos Pacasmayo SAA, ADR (A)	2,115	10,046
Cia de Minas Buenaventura SAA, ADR	2,497	13,284
Credicorp, Ltd.	244	31,449
Fossal SAA, ADR (A)	48	100
Philippines 1.3%		2,055,307
8990 Holdings, Inc.	111,700	19,268
Aboitiz Equity Ventures, Inc.	37,540	37,442
Aboitiz Power Corp.	37,100	20,658
49	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Philippines (continued)
ACEN Corp.	57,600	$7,671
ACR Mining Corp. (A)(C)	3,145	1,003
AllHome Corp.	67,400	5,298
Alliance Global Group, Inc.	165,600	29,573
Ayala Corp.	2,700	33,646
Ayala Land, Inc.	54,500	27,666
Bank of the Philippine Islands	28,640	48,355
BDO Unibank, Inc.	32,182	73,589
Belle Corp. (A)	887,000	18,640
Bloomberry Resorts Corp. (A)	164,300	20,704
Cebu Air, Inc. (A)	7,800	5,711
Century Pacific Food, Inc.	56,050	24,756
China Banking Corp.	154,535	77,992
COL Financial Group, Inc.	100,000	6,013
Converge Information and Communications Technology Solutions, Inc. (A)	62,000	19,118
Cosco Capital, Inc.	126,900	9,747
D&L Industries, Inc.	183,300	24,611
DMCI Holdings, Inc.	193,100	32,625
Eagle Cement Corp.	35,100	8,902
Emperador, Inc. (A)	80,000	28,214
Filinvest Land, Inc.	909,750	14,408
First Gen Corp.	19,700	6,475
First Philippine Holdings Corp.	16,990	19,835
Global Ferronickel Holdings, Inc.	186,000	7,774
Globe Telecom, Inc.	540	20,148
GT Capital Holdings, Inc.	2,746	23,519
Integrated Micro-Electronics, Inc. (A)	54,655	6,701
International Container Terminal Services, Inc.	17,860	57,521
JG Summit Holdings, Inc.	23,617	21,476
Jollibee Foods Corp.	9,140	38,957
LT Group, Inc.	87,200	13,690
Manila Electric Company	5,260	28,171
Max’s Group, Inc. (A)	52,200	5,206
Megaworld Corp.	515,500	22,884
Metro Pacific Investments Corp.	465,300	30,875
Metropolitan Bank & Trust Company	53,814	50,296
Nickel Asia Corp.	255,060	25,842
Petron Corp. (A)	165,900	9,061
Philex Mining Corp.	67,800	3,895
Philippine Stock Exchange, Inc.	12,074	34,330
Phoenix Petroleum Philippines, Inc. (A)	100,600	16,847
Pilipinas Shell Petroleum Corp.	11,500	4,288
PLDT, Inc.	1,530	45,606
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	50

	Shares	Value
Philippines (continued)
Puregold Price Club, Inc.	41,800	$25,455
RFM Corp.	101,000	6,992
Rizal Commercial Banking Corp.	184,093	68,479
Robinsons Land Corp.	107,596	35,927
Robinsons Retail Holdings, Inc.	27,050	28,865
San Miguel Corp.	16,534	28,111
San Miguel Food and Beverage, Inc.	21,830	16,719
Security Bank Corp.	17,227	27,537
Semirara Mining & Power Corp.	22,520	16,472
SM Investments Corp.	2,595	38,305
SM Prime Holdings, Inc.	55,304	37,177
Top Frontier Investment Holdings, Inc. (A)	24,482	45,092
Union Bank of the Philippines	343,569	489,647
Universal Robina Corp.	20,710	44,950
Vista Land & Lifescapes, Inc.	295,200	10,582
Vistamalls, Inc.	172,400	10,379
Wilcon Depot, Inc.	66,800	35,611
Poland 0.7%		1,011,668
Alior Bank SA (A)	5,260	29,044
Allegro.eu SA (A)(B)	4,288	22,491
Asseco Poland SA	1,702	25,947
Bank Handlowy w Warszawie SA	1,958	24,710
Bank Millennium SA (A)	25,326	20,355
Bank Polska Kasa Opieki SA	1,680	23,241
Benefit Systems SA (A)	45	6,316
Budimex SA	366	19,668
CCC SA (A)	1,168	9,367
CD Projekt SA	1,263	22,523
Ciech SA (A)	2,152	14,646
Cognor Holding SA	12,233	9,725
Cyfrowy Polsat SA	7,415	30,582
Dino Polska SA (A)(B)	588	42,897
Dom Development SA	481	8,824
Enea SA (A)	9,798	15,765
Eurocash SA (A)	3,066	7,506
Famur SA (A)	18,129	11,308
Firma Oponiarska Debica SA	1,550	20,082
Globe Trade Centre SA (A)	16,195	22,528
Grupa Azoty SA (A)	2,417	16,729
Grupa Kety SA	368	43,264
ING Bank Slaski SA	539	15,227
Inter Cars SA	235	17,086
Jastrzebska Spolka Weglowa SA (A)	2,183	22,052
51	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Poland (continued)
KGHM Polska Miedz SA	2,913	$54,588
KRUK SA	617	39,671
LiveChat Software SA	519	11,509
LPP SA	20	36,012
Lubelski Wegiel Bogdanka SA	888	9,336
mBank SA (A)	266	12,220
Neuca SA	55	8,632
Orange Polska SA	19,328	24,631
PGE Polska Grupa Energetyczna SA (A)	12,651	19,285
Polski Koncern Naftowy ORLEN SA	11,034	142,915
Polskie Gornictwo Naftowe i Gazownictwo SA (A)	25,583	30,391
Powszechna Kasa Oszczednosci Bank Polski SA	6,409	31,972
Powszechny Zaklad Ubezpieczen SA	4,915	29,420
Santander Bank Polska SA	525	23,856
Tauron Polska Energia SA (A)	42,147	20,650
Tim SA	1,007	5,847
Wirtualna Polska Holding SA	420	8,850
Qatar 1.0%		1,642,031
Aamal Company	78,358	25,251
Al Meera Consumer Goods Company QSC	4,767	23,927
Baladna	74,126	34,173
Barwa Real Estate Company	43,759	44,191
Commercial Bank PSQC	32,552	65,373
Doha Bank QPSC	37,593	25,995
Gulf International Services QSC (A)	55,100	31,803
Gulf Warehousing Company	16,297	21,359
Industries Qatar QSC	19,001	94,504
Investment Holding Group (A)	21,991	13,302
Mannai Corp. QSC	13,134	43,982
Masraf Al Rayan QSC	57,907	71,786
Mazaya Real Estate Development QPSC (A)	25,140	6,084
Medicare Group	4,460	9,136
Mesaieed Petrochemical Holding Company	38,594	27,516
Ooredoo QPSC	28,318	70,596
Qatar Aluminum Manufacturing Company	70,387	36,231
Qatar Electricity & Water Company QSC	10,668	55,320
Qatar First Bank (A)	68,401	24,872
Qatar Fuel QSC	7,605	39,690
Qatar Gas Transport Company, Ltd.	86,634	94,997
Qatar Insurance Company SAQ	47,574	30,288
Qatar International Islamic Bank QSC	11,851	38,702
Qatar Islamic Bank SAQ	11,446	80,367
Qatar National Bank QPSC	74,352	420,742
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	52

	Shares	Value
Qatar (continued)
Qatar National Cement Company QSC	24,401	$33,175
Qatar Navigation QSC	18,660	57,049
Salam International Investment, Ltd., QSC (A)	80,910	19,738
United Development Company QSC	78,676	34,551
Vodafone Qatar QSC	116,699	52,636
Zad Holding Company	2,976	14,695
Romania 0.0%		48,410
NEPI Rockcastle S.A.	9,085	48,410
Russia 0.1%		71,225
Etalon Group PLC, GDR (C)	2,625	144
Gazprom PJSC, ADR (A)(C)	30,453	13,003
Globaltrans Investment PLC, GDR (C)	2,640	847
LUKOIL PJSC, ADR (C)	3,474	14,042
Magnitogorsk Iron & Steel Works PJSC, GDR (C)	2,363	607
MMC Norilsk Nickel PJSC, ADR (C)	5,418	10,663
Mobile TeleSystems PJSC, ADR (C)	7,477	2,774
Novatek PJSC, GDR (C)	143	1,267
Novolipetsk Steel PJSC, GDR (C)	1,198	1,732
PhosAgro PJSC, GDR (C)	1,991	4,707
Polyus PJSC, GDR (C)	589	3,482
Ros Agro PLC, GDR (C)	1,484	242
Rosneft Oil Company PJSC, GDR (C)	7,688	2,668
Rostelecom PJSC, ADR (A)(C)	3,714	1,203
RusHydro PJSC, ADR (A)(C)	28,619	1,059
Sberbank of Russia PJSC, ADR (A)(C)	23,885	5,279
Severstal PAO, GDR (C)	2,129	1,077
Tatneft PJSC, ADR (C)	2,610	5,283
VK Company, Ltd., GDR (A)(C)	1,119	351
VTB Bank PJSC, GDR (A)(C)	23,800	405
X5 Retail Group NV, GDR (C)	1,747	390
Saudi Arabia 3.8%		6,076,950
Abdullah Al Othaim Markets Company	1,676	57,070
Advanced Petrochemical Company	3,722	49,378
Al Hammadi Holding	4,041	48,036
Al Jouf Agricultural Development Company	889	11,671
Al Jouf Cement Company (A)	8,089	21,726
Al Moammar Information Systems Company	585	15,968
Al Rajhi Bank (A)	18,567	444,490
Al Rajhi Company for Co-operative Insurance (A)	630	16,761
Al Yamamah Steel Industries Company	977	8,585
AlAbdullatif Industrial Investment Company (A)	1,143	6,541
Alandalus Property Company	4,585	20,458
53	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Saudi Arabia (continued)
Alaseel Company	626	$6,031
Aldrees Petroleum and Transport Services Company	2,038	37,899
Alinma Bank	13,904	140,080
Allianz Saudi Fransi Cooperative Insurance Company (A)	1,752	6,746
Almarai Company JSC	5,502	77,436
Alujain Corp.	1,265	20,966
Arab National Bank	8,498	67,743
Arabian Cement Company	2,332	24,519
Arabian Centres Company, Ltd.	1,874	9,958
Arriyadh Development Company	5,023	30,381
Astra Industrial Group	2,790	38,296
Ataa Educational Company	1,492	22,043
Bank AlBilad (A)	7,605	102,181
Bank Al-Jazira	8,895	55,541
Banque Saudi Fransi	10,729	141,586
Bawan Company	1,965	20,291
Bupa Arabia for Cooperative Insurance Company	1,049	45,947
City Cement Company	1,425	9,159
Dallah Healthcare Company	1,278	40,142
Dar Al Arkan Real Estate Development Company (A)	25,356	95,067
Dr Sulaiman Al Habib Medical Services Group Company	1,344	71,410
Dur Hospitality Company (A)	2,348	14,393
Eastern Province Cement Company	818	9,551
Electrical Industries Company	2,157	15,199
Emaar Economic City (A)	16,600	44,481
Etihad Etisalat Company	17,243	167,715
Fawaz Abdulaziz Al Hokair & Company (A)	2,750	16,201
Gulf Insurance Group	566	3,896
Hail Cement Company	5,731	20,362
Halwani Brothers Company	466	8,792
Herfy Food Services Company (A)	703	8,204
Jarir Marketing Company	1,385	63,236
Jazan Energy and Development Company (A)	1,882	8,007
L’Azurde Company for Jewelry	4,437	19,541
Leejam Sports Company JSC	843	18,745
Maharah Human Resources Company	995	17,301
Mediterranean & Gulf Insurance & Reinsurance Company (A)	2,406	7,370
Methanol Chemicals Company (A)	3,350	33,139
Middle East Healthcare Company (A)	2,467	21,316
Middle East Paper Company	1,693	26,612
Mobile Telecommunications Company Saudi Arabia (A)	25,921	79,648
Mouwasat Medical Services Company	991	63,513
Najran Cement Company	4,857	18,005
Nama Chemicals Company (A)	2,002	24,626
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	54

	Shares	Value
Saudi Arabia (continued)
National Gas & Industrialization Company	1,152	$17,828
National Gypsum	1,677	13,480
National Industrialization Company (A)	11,918	50,274
National Medical Care Company	1,407	23,484
Northern Region Cement Company	4,267	13,640
Rabigh Refining & Petrochemical Company (A)	17,266	79,418
Riyad Bank	20,144	189,699
SABIC Agri-Nutrients Company	5,579	257,548
Sahara International Petrochemical Company	13,711	173,180
Saudi Airlines Catering Company (A)	1,011	20,345
Saudi Arabian Mining Company (A)	13,214	260,737
Saudi Arabian Oil Company (B)	27,130	270,241
Saudi Automotive Services Company	1,130	10,177
Saudi Basic Industries Corp.	15,698	417,021
Saudi Cement Company	3,305	48,809
Saudi Ceramic Company	1,342	15,412
Saudi Chemical Company Holding	2,191	17,037
Saudi Company For Hardware CJSC (A)	1,537	14,703
Saudi Electricity Company	12,156	81,371
Saudi Ground Services Company (A)	2,496	19,517
Saudi Industrial Investment Group	10,633	72,115
Saudi Industrial Services Company	1,613	10,461
Saudi Kayan Petrochemical Company (A)	32,690	127,124
Saudi Marketing Company (A)	1,952	12,037
Saudi Pharmaceutical Industries & Medical Appliances Corp.	1,447	10,753
Saudi Public Transport Company (A)	3,653	16,660
Saudi Real Estate Company (A)	4,698	17,374
Saudi Reinsurance Company (A)	5,359	22,692
Saudi Research & Media Group (A)	827	46,357
Saudi Telecom Company	34,343	381,288
Saudia Dairy & Foodstuff Company	624	32,991
Seera Group Holding (A)	7,450	35,570
Sinad Holding Company (A)	1,612	6,839
Southern Province Cement Company	1,999	30,844
Tabuk Cement Company	2,710	11,644
The Company for Cooperative Insurance (A)	2,670	53,840
The National Agriculture Development Company (A)	1,158	9,443
The Qassim Cement Company	1,844	39,322
The Saudi British Bank	13,370	141,828
The Saudi Investment Bank	12,910	68,641
The Saudi National Bank	8,618	159,811
The Savola Group	7,810	67,654
Umm Al-Qura Cement Company	2,052	12,308
United Electronics Company	1,193	37,908
55	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Saudi Arabia (continued)
United International Transportation Company	1,703	$20,887
Walaa Cooperative Insurance Company (A)	1,753	6,650
Yamama Cement Company (A)	3,651	28,650
Yanbu Cement Company	2,788	29,544
Yanbu National Petrochemical Company	5,859	77,856
Zamil Industrial Investment Company (A)	3,557	19,979
Singapore 0.1%		85,236
BOC Aviation, Ltd. (B)	3,300	26,415
JOYY, Inc., ADR	1,940	58,821
South Africa 3.2%		5,125,625
Absa Group, Ltd.	14,775	153,027
Adcock Ingram Holdings, Ltd.	2,963	8,539
Advtech, Ltd.	30,094	28,684
AECI, Ltd.	4,099	19,847
African Rainbow Minerals, Ltd.	4,271	58,823
Afrimat, Ltd.	3,319	9,659
Alexander Forbes Group Holdings, Ltd.	42,430	11,655
Alviva Holdings, Ltd.	7,537	10,541
Anglo American Platinum, Ltd.	956	66,738
AngloGold Ashanti, Ltd.	7,245	96,755
AngloGold Ashanti, Ltd., ADR	5,623	75,798
Aspen Pharmacare Holdings, Ltd.	9,807	84,162
Astral Foods, Ltd.	1,655	19,957
AVI, Ltd.	10,986	47,187
Barloworld, Ltd.	12,459	63,416
Bid Corp., Ltd.	3,445	65,252
Blue Label Telecoms, Ltd. (A)	40,650	14,813
Capitec Bank Holdings, Ltd.	718	85,374
Cashbuild, Ltd.	822	10,908
Caxton & CTP Publishers & Printers, Ltd.	83,154	47,422
Clicks Group, Ltd.	5,074	88,220
Coronation Fund Managers, Ltd.	8,366	15,401
Curro Holdings, Ltd.	9,885	6,161
DataTec, Ltd.	9,705	24,037
Dis-Chem Pharmacies, Ltd. (B)	12,218	25,289
Discovery, Ltd. (A)	8,788	62,966
Distell Group Holdings, Ltd. (A)	2,740	27,531
DRDGOLD, Ltd.	25,471	13,802
Exxaro Resources, Ltd.	5,846	74,479
Famous Brands, Ltd.	2,192	7,277
FirstRand, Ltd.	63,945	238,842
Gold Fields, Ltd., ADR (D)	25,603	207,128
Harmony Gold Mining Company, Ltd., ADR	29,967	78,214
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	56

	Shares	Value
South Africa (continued)
Impala Platinum Holdings, Ltd.	23,518	$246,430
Investec, Ltd.	8,259	38,780
Italtile, Ltd.	28,750	25,635
JSE, Ltd.	3,574	22,389
KAP Industrial Holdings, Ltd.	202,376	53,611
Kumba Iron Ore, Ltd.	1,308	28,958
Lewis Group, Ltd.	2,550	7,113
Life Healthcare Group Holdings, Ltd.	71,118	83,334
Massmart Holdings, Ltd. (A)	7,381	25,042
Metair Investments, Ltd.	12,087	18,645
MiX Telematics, Ltd., ADR	2,273	18,184
Momentum Metropolitan Holdings	57,013	55,304
Motus Holdings, Ltd.	8,289	56,171
Mpact, Ltd.	6,725	11,178
Mr. Price Group, Ltd.	5,773	62,538
MTN Group, Ltd.	48,580	351,624
MultiChoice Group	11,233	75,859
Murray & Roberts Holdings, Ltd. (A)	42,702	22,213
Naspers, Ltd., N Shares	380	53,582
Nedbank Group, Ltd.	8,348	98,535
Netcare, Ltd.	43,449	37,227
Ninety One, Ltd.	8,381	18,887
Northam Platinum Holdings, Ltd. (A)	7,939	74,795
Oceana Group, Ltd.	3,370	10,782
Old Mutual, Ltd.	136,247	80,716
Omnia Holdings, Ltd.	6,609	23,828
Pepkor Holdings, Ltd. (B)	60,144	70,622
Pick n Pay Stores, Ltd.	14,046	50,690
PPC, Ltd. (A)	113,640	16,894
Raubex Group, Ltd.	10,511	21,405
RCL Foods, Ltd.	10,269	6,344
Reunert, Ltd.	7,864	20,627
Royal Bafokeng Platinum, Ltd.	9,402	79,702
Sanlam, Ltd.	31,632	98,339
Santam, Ltd.	2,711	38,481
Sappi, Ltd. (A)	38,495	102,612
Sasol, Ltd. (A)	4,761	91,567
Shoprite Holdings, Ltd.	5,780	78,377
Sibanye Stillwater, Ltd., ADR	19,279	173,125
Standard Bank Group, Ltd.	24,761	220,957
Sun International, Ltd. (A)	5,842	11,160
Super Group, Ltd.	21,896	37,118
Telkom SA SOC, Ltd. (A)	16,120	41,371
The Bidvest Group, Ltd.	6,674	83,604
57	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Africa (continued)
The Foschini Group, Ltd.	6,727	$49,801
The SPAR Group, Ltd.	8,204	74,871
Tiger Brands, Ltd.	6,459	62,846
Transaction Capital, Ltd.	12,485	27,452
Truworths International, Ltd.	12,341	41,155
Tsogo Sun Gaming, Ltd. (A)	15,051	11,048
Tsogo Sun Hotels, Ltd. (A)	52,665	11,352
Vodacom Group, Ltd.	7,695	56,640
Wilson Bayly Holmes-Ovcon, Ltd.	3,159	16,260
Woolworths Holdings, Ltd.	25,117	81,941
South Korea 11.9%		18,814,759
Able C&C Company, Ltd. (A)	359	1,506
Advanced Nano Products Company, Ltd.	328	23,592
Advanced Process Systems Corp.	1,012	14,609
Aekyung Chemical Company, Ltd.	1,138	8,609
AfreecaTV Company, Ltd.	224	12,713
Ahnlab, Inc.	288	17,924
Ajin Industrial Company, Ltd. (A)	2,965	6,871
AK Holdings, Inc.	804	9,531
Alteogen, Inc. (A)	493	23,244
ALUKO Company, Ltd. (A)	3,314	7,608
Amorepacific Corp.	352	32,082
AMOREPACIFIC Group	998	25,834
Ananti, Inc. (A)	2,455	12,425
Aprogen Pharmaceuticals, Inc. (A)	18,480	8,337
Aprogen, Inc. (A)	16,243	17,308
APS Holdings Corp.	1,060	10,543
Asia Cement Company, Ltd.	1,937	18,156
Asia Paper Manufacturing Company, Ltd.	151	4,206
Atinum Investment Company, Ltd.	6,093	14,944
Austem Company, Ltd.	1,208	1,775
Bcworld Pharm Company, Ltd.	17	114
BGF Company, Ltd.	2,408	7,244
BGF retail Company, Ltd.	220	26,351
BH Company, Ltd.	1,811	42,349
Binex Company, Ltd. (A)	1,385	15,353
Binggrae Company, Ltd.	278	9,479
Bioneer Corp. (A)	843	18,813
BIT Computer Company, Ltd.	489	2,501
BNK Financial Group, Inc.	7,863	39,207
Boditech Med, Inc.	681	5,508
Bookook Securities Company, Ltd.	368	6,058
Boryung	912	6,878
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	58

	Shares	Value
South Korea (continued)
Bosung Power Technology Company, Ltd. (A)	1,899	$8,878
Bukwang Pharmaceutical Company, Ltd.	919	6,153
Byucksan Corp.	6,701	12,964
Cafe24 Corp. (A)	605	5,556
Capro Corp. (A)	6,498	13,364
Celltrion Healthcare Company, Ltd.	641	34,303
Celltrion Pharm, Inc. (A)	256	14,890
Celltrion, Inc.	737	103,738
Chabiotech Company, Ltd. (A)	1,250	15,846
Cheil Worldwide, Inc.	1,133	18,472
Chemtronics Company, Ltd.	1,041	15,481
Cheryong Electric Company, Ltd.	496	3,023
Choa Pharmaceutical Company (A)	887	1,869
Choil Aluminum Company, Ltd. (A)	12,301	21,026
Chong Kun Dang Pharmaceutical Corp.	415	26,537
Chongkundang Holdings Corp.	208	9,272
Chorokbaem Media Company, Ltd. (A)	888	10,340
Chosun Refractories Company, Ltd.	99	5,766
Chunbo Company, Ltd.	135	22,637
CJ CheilJedang Corp.	235	71,284
CJ Corp.	502	29,208
CJ ENM Company, Ltd.	412	30,029
CJ Logistics Corp. (A)	437	38,518
Cloud Air Company, Ltd. (A)	1,085	1,052
CMG Pharmaceutical Company, Ltd. (A)	4,018	8,407
Com2uS Corp.	281	16,845
Com2uS Holdings Corp. (A)	325	14,459
ContentreeJoongAng Corp. (A)	206	5,776
Coreana Cosmetics Company, Ltd. (A)	428	982
Cosmax, Inc.	460	21,409
CosmoAM&T Company, Ltd. (A)	491	23,447
Cosmochemical Company, Ltd. (A)	1,167	21,059
Coway Company, Ltd.	1,438	68,225
CrystalGenomics, Inc. (A)	2,100	5,696
CS Wind Corp.	504	25,677
CTC BIO, Inc. (A)	644	3,777
Cuckoo Holdings Company, Ltd.	645	8,537
Cuckoo Homesys Company, Ltd.	761	17,983
D.I Corp.	851	3,860
Daea TI Company, Ltd. (A)	1,930	5,185
Daechang Company, Ltd.	12,548	13,735
Daedong Corp.	657	5,873
Daeduck Electronics Company, Ltd.	1,054	23,113
Daehan Steel Company, Ltd.	1,190	12,886
59	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Daejoo Electronic Materials Company, Ltd.	405	$29,445
Daesang Corp.	1,153	19,408
Daesung Holdings Company, Ltd.	331	21,915
Daewon Cable Company, Ltd. (A)	2,197	2,527
Daewon Pharmaceutical Company, Ltd.	733	8,929
Daewoo Engineering & Construction Company, Ltd. (A)	7,816	30,142
Daewoong Company, Ltd.	971	17,520
Daewoong Pharmaceutical Company, Ltd.	135	17,607
Daihan Pharmaceutical Company, Ltd.	428	8,241
Daishin Securities Company, Ltd.	1,799	20,606
Danal Company, Ltd. (A)	1,829	9,889
Daol Investment & Securities Company, Ltd.	4,881	16,655
Daou Technology, Inc.	1,699	23,756
Dasan Networks, Inc. (A)	946	3,815
Dawonsys Company, Ltd.	1,186	20,394
Dayou Automotive Seat Technology Company, Ltd. (A)	21,212	13,707
DB Financial Investment Company, Ltd.	3,443	12,758
DB HiTek Company, Ltd.	1,632	56,018
DB Insurance Company, Ltd.	1,680	74,817
Dentium Company, Ltd.	535	34,797
Deutsch Motors, Inc.	2,653	15,239
DGB Financial Group, Inc.	6,891	38,193
DI Dong Il Corp.	1,331	17,482
Digital Daesung Company, Ltd.	3,558	20,043
DIO Corp. (A)	618	12,317
DL Construction Company, Ltd.	688	10,208
DL E&C Company, Ltd.	1,770	53,723
DL Holdings Company, Ltd.	706	35,038
Dong-A Socio Holdings Company, Ltd.	161	13,028
Dong-A ST Company, Ltd.	230	9,656
Dongbang Transport Logistics Company, Ltd. (A)	7,986	16,717
Dongjin Semichem Company, Ltd.	1,174	29,955
DongKook Pharmaceutical Company, Ltd.	903	12,443
Dongkuk Steel Mill Company, Ltd.	3,295	32,279
Dongsuh Companies, Inc.	1,160	21,117
Dongsung Chemical Company, Ltd.	982	3,424
Dongsung Finetec Company, Ltd.	639	6,182
Dongwha Enterprise Company, Ltd. (A)	429	21,574
Dongwon F&B Company, Ltd.	69	7,973
Dongwon Industries Company, Ltd.	102	17,184
Dongwon Systems Corp.	324	13,021
Doosan Bobcat, Inc.	1,640	42,165
Doosan Company, Ltd.	217	13,280
Doosan Enerbility Company, Ltd. (A)	2,496	37,512
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	60

	Shares	Value
South Korea (continued)
Doosan Fuel Cell Company, Ltd. (A)	821	$23,226
DoubleUGames Company, Ltd.	350	11,165
Douzone Bizon Company, Ltd.	422	11,310
Dreamtech Company, Ltd.	1,544	10,813
Duk San Neolux Company, Ltd. (A)	413	11,034
E1 Corp.	458	16,062
Easy Holdings Company, Ltd.	6,196	17,035
Ecopro BM Company, Ltd.	520	43,026
Ecopro Company, Ltd.	410	34,750
Ecopro HN Company, Ltd.	540	21,332
Ehwa Technologies Information Company, Ltd. (A)	6,572	4,618
Elentec Company, Ltd.	980	12,852
E-MART, Inc.	551	40,002
ENF Technology Company, Ltd.	543	11,711
Eo Technics Company, Ltd.	333	18,553
Estechpharma Company, Ltd.	422	2,709
Eugene Corp.	3,338	9,643
Eugene Investment & Securities Company, Ltd.	7,899	16,770
Eugene Technology Company, Ltd.	653	13,243
F&F Company, Ltd.	860	90,743
Fila Holdings Corp.	1,679	38,781
Fine Semitech Corp.	1,035	11,139
Foosung Company, Ltd.	1,456	17,418
GemVax & Kael Company, Ltd. (A)	1,519	15,328
Genexine, Inc. (A)	229	5,166
Geumhwa PSC Company, Ltd.	327	7,626
GNCO Company, Ltd. (A)	3,240	1,313
GOLFZON Company, Ltd.	153	15,038
Gradiant Corp.	512	7,090
Grand Korea Leisure Company, Ltd. (A)	1,534	18,200
Green Cross Corp.	117	14,283
Green Cross Holdings Corp.	976	13,657
GS Engineering & Construction Corp.	1,359	30,399
GS Holdings Corp.	1,742	59,806
GS Retail Company, Ltd.	1,349	25,501
HAESUNG DS Company, Ltd.	506	22,005
Halla Holdings Corp.	659	18,833
Han Kuk Carbon Company, Ltd.	1,873	20,135
Hana Financial Group, Inc.	6,877	200,442
Hana Materials, Inc.	766	21,532
Hana Micron, Inc.	2,888	27,367
Hanall Biopharma Company, Ltd. (A)	1,203	15,693
Handok, Inc.	440	5,656
Handsome Company, Ltd.	592	12,483
61	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Hanil Cement Company, Ltd.	1,300	$14,738
Hanil Hyundai Cement Company, Ltd.	101	1,793
Hanjin Transportation Company, Ltd.	574	10,995
Hankook Shell Oil Company, Ltd.	51	9,670
Hankook Tire & Technology Company, Ltd.	1,665	46,939
Hanmi Pharm Company, Ltd.	123	28,187
Hanmi Semiconductor Company, Ltd.	2,656	23,596
HanmiGlobal Company, Ltd.	473	6,273
Hanon Systems	4,596	35,147
Hansae Company, Ltd.	698	8,187
Hansae Yes24 Holdings Company, Ltd.	769	3,250
Hanshin Construction Company, Ltd.	985	9,241
Hansol Chemical Company, Ltd.	257	41,507
Hansol Logistics Company, Ltd.	7,871	19,035
Hansol Paper Company, Ltd.	1,635	19,095
Hanssem Company, Ltd.	268	10,718
Hanwha Aerospace Company, Ltd.	526	31,822
Hanwha Corp.	1,297	30,672
Hanwha General Insurance Company, Ltd. (A)	6,667	23,328
Hanwha Investment & Securities Company, Ltd.	8,046	18,536
Hanwha Life Insurance Company, Ltd. (A)	11,044	18,947
Hanwha Solutions Corp. (A)	1,506	58,722
Hanyang Eng Company, Ltd.	1,161	12,655
Hanyang Securities Company, Ltd.	2	15
HB SOLUTION Company, Ltd. (A)	209	2,387
HD Hyundai Company, Ltd.	1,362	63,950
HDC Hyundai Development Co-Engineering & Construction, Series E	2,487	22,980
HDCLabs Company, Ltd.	262	1,685
Helixmith Company, Ltd. (A)	642	7,898
Hite Jinro Company, Ltd.	827	18,772
Hitejinro Holdings Company, Ltd.	1,133	9,853
HJ Magnolia Yongpyong Hotel & Resort Corp. (A)	1,056	3,051
HLB, Inc. (A)	1,038	37,897
HMM Company, Ltd.	9,406	155,012
Homecast Company, Ltd. (A)	1,134	3,284
Hotel Shilla Company, Ltd.	893	48,918
HS Industries Company, Ltd.	3,265	12,122
Hugel, Inc. (A)	171	15,476
Huons Global Company, Ltd.	661	10,575
Huvis Corp.	1,370	6,219
Huvitz Company, Ltd.	672	4,960
Hwa Shin Company, Ltd.	1,306	10,490
HYBE Company, Ltd. (A)	159	21,307
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	62

	Shares	Value
South Korea (continued)
Hyosung Advanced Materials Corp.	79	$24,764
Hyosung Chemical Corp. (A)	80	10,273
Hyosung Corp.	244	13,558
Hyosung Heavy Industries Corp. (A)	67	3,674
Hyosung TNC Corp.	212	49,302
Hyundai BNG Steel Company, Ltd.	218	2,285
Hyundai Construction Equipment Company, Ltd.	833	25,150
Hyundai Department Store Company, Ltd.	380	17,481
Hyundai Doosan Infracore Company, Ltd. (A)	9,440	43,189
Hyundai Electric & Energy System Company, Ltd. (A)	1,095	25,924
Hyundai Elevator Company, Ltd.	946	20,570
Hyundai Engineering & Construction Company, Ltd.	1,374	49,131
Hyundai Glovis Company, Ltd.	459	60,141
Hyundai Greenfood Company, Ltd.	3,412	19,539
Hyundai Home Shopping Network Corp.	441	16,427
Hyundai HT Company, Ltd.	353	2,160
Hyundai Livart Furniture Company, Ltd.	1,313	10,688
Hyundai Marine & Fire Insurance Company, Ltd.	2,053	48,159
Hyundai Mipo Dockyard Company, Ltd.	337	26,753
Hyundai Mobis Company, Ltd.	735	117,213
Hyundai Motor Company	2,325	337,781
Hyundai Rotem Company, Ltd. (A)	807	18,122
Hyundai Steel Company	3,142	76,617
Hyundai Wia Corp.	378	21,274
Hyupjin Company, Ltd. (A)(C)	724	2,425
IA, Inc. (A)	25,761	14,418
IHQ, Inc. (A)	4,680	2,322
Iljin Holdings Company, Ltd.	4,893	21,135
Iljin Materials Company, Ltd.	293	16,056
Ilyang Pharmaceutical Company, Ltd.	639	10,349
iMarketKorea, Inc.	1,567	12,117
Industrial Bank of Korea	7,253	51,644
Innocean Worldwide, Inc.	383	12,110
Innox Advanced Materials Company, Ltd.	866	22,170
Inscobee, Inc. (A)	4,497	6,706
Insun ENT Company, Ltd. (A)	1,874	15,020
INTOPS Company, Ltd.	657	14,652
Inzi Controls Company, Ltd.	2,349	13,671
IS Dongseo Company, Ltd.	614	16,863
i-SENS, Inc.	526	14,664
ISU Chemical Company, Ltd.	1,684	31,849
IsuPetasys Company, Ltd. (A)	1,612	7,979
Jahwa Electronics Company, Ltd. (A)	1,148	24,661
Jayjun Cosmetic Company, Ltd. (A)	2,132	1,376
63	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
JB Financial Group Company, Ltd.	7,275	$41,101
Jeil Savings Bank (A)(C)	1,850	0
Jeju Semiconductor Corp. (A)	5,245	17,752
Jusung Engineering Company, Ltd.	1,645	19,344
JVM Company, Ltd.	218	3,207
JYP Entertainment Corp.	663	30,016
Kakao Corp.	389	21,124
Kangwon Land, Inc. (A)	1,542	30,403
KAON Media Company, Ltd.	362	2,089
KB Financial Group, Inc.	7,951	291,873
KC Tech Company, Ltd.	460	5,548
KCC Corp.	117	25,548
KCC Engineering & Construction Company, Ltd.	812	4,074
KCC Glass Corp.	684	25,623
KEPCO Engineering & Construction Company, Inc.	302	16,439
KEPCO Plant Service & Engineering Company, Ltd.	870	26,701
Kespion Company, Ltd. (A)	8,120	7,398
KG Chemical Corp.	641	13,031
KG DONGBUSTEEL	2,195	20,440
KG Eco Technology Service Company, Ltd.	1,715	18,424
Kginicis Company, Ltd.	1,735	17,245
KGMobilians Company, Ltd.	1,431	7,478
KH Electron Company, Ltd. (A)	1,293	483
KH Vatec Company, Ltd.	1,068	15,038
Kia Corp.	5,037	301,907
KISWIRE, Ltd.	633	9,633
KIWOOM Securities Company, Ltd.	454	28,849
KMW Company, Ltd. (A)	436	10,354
Koh Young Technology, Inc.	1,589	16,637
Kolmar BNH Company, Ltd.	589	11,332
Kolmar Korea Company, Ltd.	453	12,880
Kolmar Korea Holdings Company, Ltd.	571	7,034
Kolon Corp.	754	14,225
Kolon Industries, Inc.	1,245	48,393
KoMiCo, Ltd.	489	16,922
Korea Aerospace Industries, Ltd.	707	32,081
Korea Circuit Company, Ltd. (A)	877	12,266
Korea Electric Power Corp. (A)	2,206	34,398
Korea Electric Terminal Company, Ltd.	438	21,693
Korea Gas Corp.	863	27,956
Korea Investment Holdings Company, Ltd.	1,339	56,459
Korea Line Corp. (A)	8,922	15,079
Korea Petrochemical Industrial Company, Ltd.	150	13,550
Korea Real Estate Investment & Trust Company, Ltd.	13,600	16,480
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	64

	Shares	Value
South Korea (continued)
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	476	$34,353
Korea United Pharm, Inc.	348	6,376
Korea Zinc Company, Ltd.	69	34,516
Korean Air Lines Company, Ltd. (A)	4,261	84,688
Korean Reinsurance Company	5,180	32,224
KPM Tech Company, Ltd. (A)	4,649	1,729
KPX Chemical Company, Ltd.	134	4,934
KSS LINE, Ltd.	1,928	15,506
KT Corp.	1,250	34,642
KT Skylife Company, Ltd.	2,656	16,915
KT&G Corp.	1,197	74,355
Kukdo Chemical Company, Ltd.	337	12,961
Kumho HT, Inc. (A)	18,438	15,043
Kumho Petrochemical Company, Ltd.	991	95,589
Kumho Tire Company, Inc. (A)	6,125	15,818
KUMHOE&C Company, Ltd.	1,164	7,179
Kwang Dong Pharmaceutical Company, Ltd.	1,959	9,718
KX Innovation Company, Ltd. (A)	1,202	6,652
Kyeryong Construction Industrial Company, Ltd.	1,232	21,163
Kyongbo Pharmaceutical Company, Ltd.	455	2,187
Kyung Dong Navien Company, Ltd.	334	10,749
Kyungdong Pharm Company, Ltd.	2,317	14,346
Kyung-In Synthetic Corp.	2,294	9,542
L&C Bio Company, Ltd.	662	12,881
L&F Company, Ltd. (A)	164	27,815
LB Semicon, Inc.	1,498	10,269
LEENO Industrial, Inc.	261	27,778
LF Corp.	1,828	23,029
LG Chem, Ltd.	293	137,152
LG Corp.	1,242	75,788
LG Display Company, Ltd.	2,310	26,697
LG Display Company, Ltd., ADR	18,489	105,757
LG Electronics, Inc.	3,552	265,796
LG H&H Company, Ltd.	123	65,134
LG HelloVision Company, Ltd.	2,843	10,839
LG Innotek Company, Ltd.	294	74,840
LG Uplus Corp.	6,774	58,012
LIG Nex1 Company, Ltd.	395	31,156
Lock&Lock Company, Ltd. (A)	920	5,317
Lotte Chemical Corp.	198	25,709
Lotte Chilsung Beverage Company, Ltd.	242	27,845
Lotte Confectionery Company, Ltd.	206	19,190
Lotte Corp.	417	12,864
LOTTE Fine Chemical Company, Ltd.	703	36,783
65	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
LOTTE Himart Company, Ltd.	604	$7,067
Lotte Non-Life Insurance Company, Ltd. (A)	7,292	8,829
Lotte Shopping Company, Ltd.	386	28,333
LS Corp.	565	28,155
LS Electric Company, Ltd.	593	24,596
LX Hausys, Ltd.	473	15,811
LX Holdings Corp. (A)	2,817	17,576
LX International Corp.	1,440	46,374
LX Semicon Company, Ltd.	689	48,478
Macquarie Korea Infrastructure Fund	6,502	62,088
Maeil Dairies Company, Ltd.	256	10,943
Maeil Holdings Company, Ltd.	480	3,199
Mando Corp.	793	31,695
Mcnex Company, Ltd.	678	18,588
Medytox, Inc. (A)	349	31,784
Meerecompany, Inc.	81	1,325
MegaStudyEdu Company, Ltd.	501	29,143
Meritz Financial Group, Inc.	1,469	33,670
Meritz Fire & Marine Insurance Company, Ltd.	1,030	29,407
Meritz Securities Company, Ltd.	7,529	27,135
MiCo, Ltd.	1,727	10,990
Mirae Asset Life Insurance Company, Ltd.	6,888	15,572
Mirae Asset Securities Company, Ltd.	10,763	52,489
Mirae Asset Venture Investment Company, Ltd.	2,606	11,659
Miwon Commercial Company, Ltd.	98	12,888
MK Electron Company, Ltd.	1,378	13,390
Multicampus Company, Ltd.	178	4,779
MyungMoon Pharm Company, Ltd. (A)	1,061	2,435
Namhae Chemical Corp.	1,084	8,678
Namsun Aluminum Company, Ltd. (A)	7,722	12,873
NAVER Corp.	424	75,237
NCSoft Corp.	137	38,499
Neowiz (A)	886	25,851
NEOWIZ HOLDINGS Corp.	409	10,441
NEPES Corp. (A)	486	7,857
Netmarble Corp. (B)	311	14,663
Nexen Tire Corp.	4,056	20,067
NextEye Company, Ltd. (A)	397	209
NEXTIN, Inc.	476	20,009
NH Investment & Securities Company, Ltd.	5,819	43,077
NHN Corp. (A)	718	13,484
NHN KCP Corp. (A)	1,233	11,590
NICE Holdings Company, Ltd.	1,125	11,456
Nice Information & Telecommunication, Inc.	598	11,260
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	66

	Shares	Value
South Korea (continued)
NICE Information Service Company, Ltd.	1,825	$19,513
Nong Woo Bio Company, Ltd.	564	4,281
NongShim Company, Ltd.	120	26,827
NOROO Paint & Coatings Company, Ltd.	430	2,918
OCI Company, Ltd.	554	48,205
Opto Device Technology Company, Ltd.	373	1,453
OPTUS Pharmaceutical Company, Ltd.	549	2,483
Orion Corp.	334	24,467
Orion Holdings Corp.	1,265	13,756
Osstem Implant Company, Ltd.	379	36,288
Osung Advanced Materials Company, Ltd. (A)(C)	5,009	8,052
Ottogi Corp.	37	13,239
Pan Ocean Company, Ltd.	14,756	56,462
Paradise Company, Ltd. (A)	1,307	15,498
Partron Company, Ltd.	1,950	12,565
Pearl Abyss Corp. (A)	412	17,325
People & Technology, Inc.	844	31,463
PharmaResearch Company, Ltd.	170	8,517
Pharmicell Company, Ltd. (A)	1,235	11,510
PI Advanced Materials Company, Ltd.	558	15,411
Poongsan Corp.	1,263	29,168
POSCO Chemical Company, Ltd.	317	39,408
POSCO Holdings, Inc.	1,808	342,011
Posco International Corp.	2,195	43,816
PSK, Inc.	656	16,620
Pulmuone Company, Ltd.	814	8,343
RFHIC Corp.	601	11,287
S-1 Corp.	411	17,846
Sajodaerim Corp.	926	18,738
Sam Chun Dang Pharm Company, Ltd.	567	14,769
Sam Young Electronics Company, Ltd.	1,240	10,072
Sam Yung Trading Company, Ltd.	901	8,874
Samchully Company, Ltd.	159	24,692
Samick THK Company, Ltd.	534	5,345
Samji Electronics Company, Ltd.	2,081	15,513
Samjin Pharmaceutical Company, Ltd.	502	9,273
Samkee Corp.	5,031	11,813
SAMPYO Cement Company, Ltd.	2,549	7,822
Samsung Biologics Company, Ltd. (A)(B)	70	43,537
Samsung C&T Corp.	744	66,615
Samsung Card Company, Ltd.	1,362	31,839
Samsung Electro-Mechanics Company, Ltd.	1,476	152,820
Samsung Electronics Company, Ltd.	67,189	2,976,525
Samsung Electronics Company, Ltd., GDR	1,005	1,099,037
67	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Samsung Engineering Company, Ltd. (A)	3,700	$64,332
Samsung Fire & Marine Insurance Company, Ltd.	1,030	149,694
Samsung Heavy Industries Company, Ltd. (A)	6,406	28,422
Samsung Life Insurance Company, Ltd.	1,023	47,216
Samsung SDI Company, Ltd.	258	114,062
Samsung SDS Company, Ltd.	458	43,711
Samsung Securities Company, Ltd.	1,690	42,546
SAMT Company, Ltd.	6,335	16,486
Samwha Capacitor Company, Ltd.	526	16,339
Samyang Corp.	253	7,654
Samyang Foods Company, Ltd.	292	24,252
Samyang Holdings Corp.	267	13,649
Sangsangin Company, Ltd.	3,162	20,117
SaraminHR Company, Ltd.	326	8,195
Seah Besteel Holdings Corp.	1,462	20,229
SeAH Holdings Corp.	61	5,232
SeAH Steel Corp.	195	27,687
SeAH Steel Holdings Corp.	93	12,615
Sebang Company, Ltd.	1,127	11,562
Sebang Global Battery Company, Ltd.	496	19,171
Seegene, Inc.	1,040	24,365
Sejong Industrial Company, Ltd.	995	4,536
Seojin System Company, Ltd.	1,392	15,601
Seoul Semiconductor Company, Ltd.	1,598	13,670
SEOWONINTECH Company, Ltd.	540	2,428
Seoyon Company, Ltd.	2,013	10,115
Seoyon E-Hwa Company, Ltd.	105	672
Sewon E&C Company, Ltd. (A)	4,490	2,937
SFA Engineering Corp.	833	25,431
SFA Semicon Company, Ltd. (A)	2,349	8,953
SGC Energy Company, Ltd.	730	20,282
SGC eTec E&C Company, Ltd.	158	5,929
SH Energy & Chemical Company, Ltd.	2,681	2,462
Shin Poong Pharmaceutical Company, Ltd. (A)	207	4,293
Shinhan Financial Group Company, Ltd.	11,393	308,676
Shinsegae Engineering & Construction Company, Ltd.	261	4,970
Shinsegae Food Company, Ltd.	221	9,591
Shinsegae International, Inc.	545	11,299
Shinsegae, Inc.	209	34,639
Shinsung Delta Tech Company, Ltd.	2,414	19,235
Shinsung E&G Company, Ltd. (A)	12,585	22,808
Shinyoung Securities Company, Ltd.	377	16,010
SIMMTECH Company, Ltd.	552	15,822
SIMPAC, Inc.	4,651	22,189
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	68

	Shares	Value
South Korea (continued)
SK Chemicals Company, Ltd.	418	$30,302
SK D&D Company, Ltd.	481	9,587
SK Discovery Company, Ltd.	404	10,909
SK Gas, Ltd.	234	20,283
SK Hynix, Inc.	14,173	996,475
SK Innovation Company, Ltd. (A)	1,000	140,775
SK Networks Company, Ltd.	9,038	30,559
SK Securities Company, Ltd.	33,889	19,003
SK Telecom Company, Ltd.	546	21,183
SK, Inc.	715	123,673
SKC Company, Ltd.	361	32,440
SL Corp.	916	26,112
SM Entertainment Company, Ltd.	668	34,282
S-MAC Company, Ltd. (A)(C)	4,732	11,975
SNT Holdings Company, Ltd.	302	3,567
SNT Motiv Company, Ltd.	643	23,142
S-Oil Corp.	1,221	92,613
Solid, Inc. (A)	2,651	10,702
SOLUM Company, Ltd. (A)	1,423	21,832
Solus Advanced Materials Company, Ltd.	459	14,170
Songwon Industrial Company, Ltd.	862	12,129
Soulbrain Company, Ltd.	162	26,025
Soulbrain Holdings Company, Ltd.	248	4,167
Spigen Korea Company, Ltd.	296	8,121
SSANGYONG C&E Company, Ltd.	4,522	23,008
ST Pharm Company, Ltd.	358	26,135
STIC Investments, Inc.	1,746	9,716
Studio Dragon Corp. (A)	258	14,528
Suheung Company, Ltd.	579	15,055
Sun Kwang Company, Ltd.	390	29,011
Sung Kwang Bend Company, Ltd.	1,291	15,719
Sungshin Cement Company, Ltd.	1,538	11,944
Sungwoo Hitech Company, Ltd.	6,093	23,696
Sunjin Company, Ltd.	1,060	8,011
Sunny Electronics Corp. (A)	1,058	2,129
Suprema, Inc. (A)	225	4,484
SY Company, Ltd. (A)	1,552	3,854
Systems Technology, Inc.	946	10,497
Tae Kyung Industrial Company, Ltd.	604	3,038
Taekwang Industrial Company, Ltd.	15	9,224
Taeyoung Engineering & Construction Company, Ltd.	2,164	10,287
Taihan Electric Wire Company, Ltd. (A)	22,026	30,596
Taihan Fiberoptics Company, Ltd. (A)	8,404	17,401
TechWing, Inc.	2,472	13,594
69	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Telechips, Inc.	1,208	$13,210
TES Company, Ltd.	818	12,066
Theragen Etex Company, Ltd. (A)	1,048	3,475
TK Corp.	1,251	18,039
TKG Huchems Company, Ltd.	1,256	19,848
Tokai Carbon Korea Company, Ltd.	189	15,705
Tongyang Life Insurance Company, Ltd.	3,769	15,799
Toptec Company, Ltd. (A)	1,541	9,267
TY Holdings Company, Ltd. (A)	1,334	16,771
Uju Electronics Company, Ltd.	578	9,254
Unid Company, Ltd.	224	17,298
Union Semiconductor Equipment & Materials Company, Ltd.	1,777	10,001
Uniquest Corp.	1,605	10,605
Unison Company, Ltd. (A)	8,470	17,125
Value Added Technology Company, Ltd.	533	13,298
Webzen, Inc. (A)	1,268	17,460
Whanin Pharmaceutical Company, Ltd.	637	8,116
Winix, Inc.	1,393	12,838
WiSoL Company, Ltd.	1,676	10,884
WIZIT Company, Ltd. (A)	3,288	2,248
WONIK CUBE Corp. (A)	1,133	2,196
Wonik Holdings Company, Ltd. (A)	3,450	9,709
WONIK IPS Company, Ltd.	1,338	27,689
Wonik Pne Company, Ltd. (A)	529	8,571
Wonik QnC Corp.	792	16,058
Woori Financial Group, Inc.	11,908	107,719
Woori Investment Bank Company, Ltd.	16,599	10,923
Woori Technology, Inc. (A)	3,129	4,847
Woorison F&G Company, Ltd.	2,437	3,606
Y G-1 Company, Ltd.	1,316	6,757
YG Entertainment, Inc.	319	14,327
YJM Games Company, Ltd. (A)	1,588	2,292
Youlchon Chemical Company, Ltd.	1,067	24,974
Youngone Corp.	961	31,818
Youngone Holdings Company, Ltd.	249	9,811
Yuanta Securities Korea Company, Ltd.	8,310	17,666
Yuhan Corp.	870	36,793
Yungjin Pharmaceutical Company, Ltd. (A)	3,547	8,875
Zinus, Inc.	357	11,514
Spain 0.0%		10,380
AmRest Holdings SE (A)	2,461	10,380
Taiwan 16.3%		25,900,513
Abico Avy Company, Ltd.	11,089	8,286
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	70

	Shares	Value
Taiwan (continued)
Ability Enterprise Company, Ltd.	24,000	$18,325
AcBel Polytech, Inc.	18,000	17,754
Accton Technology Corp.	7,796	71,790
Acer, Inc.	116,510	83,680
ACES Electronic Company, Ltd.	11,000	13,382
Acter Group Corp., Ltd.	1,697	11,792
Addcn Technology Company, Ltd.	2,366	15,283
Advanced Ceramic X Corp.	2,000	12,387
Advanced Energy Solution Holding Company, Ltd.	1,000	31,680
Advanced International Multitech Company, Ltd.	8,000	26,544
Advanced Power Electronics Corp.	6,000	22,638
Advanced Wireless Semiconductor Company	4,000	10,674
Advantech Company, Ltd.	3,738	39,877
Aerospace Industrial Development Corp.	11,000	12,768
AGV Products Corp.	59,000	19,230
Alchip Technologies, Ltd.	3,000	82,967
ALI Corp. (A)	19,000	15,677
Allied Supreme Corp.	2,000	25,764
Allis Electric Company, Ltd.	4,200	4,656
Alltek Technology Corp.	11,446	14,152
Alltop Technology Company, Ltd.	2,000	10,025
Altek Corp.	10,000	12,206
Amazing Microelectronic Corp.	4,740	16,940
AMPOC Far-East Company, Ltd.	7,000	9,659
AmTRAN Technology Company, Ltd.	18,000	7,514
Anpec Electronics Corp.	3,000	13,718
Apex Biotechnology Corp.	8,060	7,449
Apex International Company, Ltd.	9,000	18,122
Arcadyan Technology Corp.	8,898	33,468
Ardentec Corp.	34,363	51,308
ASE Technology Holding Company, Ltd., ADR	44,610	256,954
Asia Cement Corp.	53,608	75,889
Asia Optical Company, Inc.	9,710	20,836
Asia Pacific Telecom Company, Ltd. (A)	116,666	26,803
Asia Polymer Corp.	29,994	26,882
Asia Vital Components Company, Ltd.	10,667	37,575
ASIX Electronics Corp.	5,000	19,974
ASMedia Technology, Inc.	1,000	30,184
ASPEED Technology, Inc.	1,100	72,397
ASROCK, Inc.	3,000	9,407
Asustek Computer, Inc.	17,528	145,851
Aten International Company, Ltd.	4,000	10,258
Audix Corp.	6,000	9,920
AUO Corp.	301,000	164,355
71	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
AURAS Technology Company, Ltd.	3,000	$15,131
Aurora Corp.	4,000	11,218
Bank of Kaohsiung Company, Ltd.	43,580	19,866
Basso Industry Corp.	8,700	12,063
BenQ Materials Corp.	23,000	23,908
BES Engineering Corp.	45,200	13,850
Bizlink Holding, Inc.	4,064	45,027
Bora Pharmaceuticals Company, Ltd.	4,402	48,920
Brighton-Best International Taiwan, Inc.	28,000	31,536
C Sun Manufacturing, Ltd.	8,240	12,685
Capital Securities Corp.	64,826	25,311
Career Technology MFG. Company, Ltd. (A)	29,599	25,535
Castles Technology Company, Ltd.	10,000	24,400
Caswell, Inc.	3,000	9,771
Catcher Technology Company, Ltd.	16,000	96,989
Cathay Financial Holding Company, Ltd.	120,161	174,813
Cathay Real Estate Development Company, Ltd.	19,000	10,773
Center Laboratories, Inc.	16,495	33,959
Central Reinsurance Company, Ltd.	17,000	11,878
Century Iron & Steel Industrial Company, Ltd.	5,000	14,262
Chailease Holding Company, Ltd.	24,674	158,425
Chang Hwa Commercial Bank, Ltd.	79,528	45,936
Chang Wah Electromaterials, Inc.	14,090	16,010
Chang Wah Technology Company, Ltd.	7,000	20,575
Channel Well Technology Company, Ltd.	7,000	7,032
Charoen Pokphand Enterprise	12,612	33,322
CHC Resources Corp.	7,000	10,828
Chenbro Micom Company, Ltd.	7,000	18,597
Cheng Loong Corp.	47,480	43,987
Cheng Mei Materials Technology Corp. (A)	46,050	16,236
Cheng Shin Rubber Industry Company, Ltd.	54,031	62,592
Cheng Uei Precision Industry Company, Ltd.	16,000	19,509
Chia Chang Company, Ltd.	10,000	12,321
Chia Hsin Cement Corp.	17,089	10,154
Chicony Electronics Company, Ltd.	12,455	33,251
Chicony Power Technology Company, Ltd.	12,305	28,582
Chief Telecom, Inc.	3,000	28,374
Chieftek Precision Company, Ltd.	7,700	18,730
China Airlines, Ltd.	119,820	88,634
China Bills Finance Corp.	43,000	22,913
China Development Financial Holding Corp.	392,192	171,346
China Electric Manufacturing Corp.	35,000	19,709
China General Plastics Corp.	13,690	10,580
China Man-Made Fiber Corp.	59,001	15,836
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	72

	Shares	Value
Taiwan (continued)
China Metal Products Company, Ltd.	14,966	$14,593
China Motor Corp.	10,000	15,214
China Petrochemical Development Corp.	171,683	57,492
China Steel Chemical Corp.	6,000	22,956
China Steel Corp.	217,038	205,549
Ching Feng Home Fashions Company, Ltd.	11,000	6,659
Chin-Poon Industrial Company, Ltd.	13,642	13,898
Chipbond Technology Corp.	33,000	61,592
ChipMOS Technologies, Inc.	37,638	43,859
Chong Hong Construction Company, Ltd.	5,024	12,232
Chroma ATE, Inc.	10,440	64,065
Chun Yuan Steel Industry Company, Ltd.	33,381	18,197
Chung Hung Steel Corp.	50,226	42,380
Chung Hwa Food Industrial Company, Ltd.	3,000	10,340
Chung-Hsin Electric & Machinery Manufacturing Corp.	22,000	47,540
Chunghwa Precision Test Tech Company, Ltd.	1,000	15,063
Chunghwa Telecom Company, Ltd.	34,000	134,915
Cleanaway Company, Ltd.	6,000	34,773
Clevo Company	17,120	19,356
CMC Magnetics Corp. (A)	29,201	7,656
Compal Electronics, Inc.	114,895	85,547
Compeq Manufacturing Company, Ltd.	33,000	56,589
Concord Securities Company, Ltd.	38,000	13,541
Continental Holdings Corp.	12,950	12,689
Coremax Corp.	3,990	17,304
Coretronic Corp.	17,000	34,861
Co-Tech Development Corp.	9,000	12,610
CSBC Corp. Taiwan (A)	14,000	8,396
CTBC Financial Holding Company, Ltd.	292,967	224,400
CTCI Corp.	17,000	25,077
CyberPower Systems, Inc.	4,000	14,295
CyberTAN Technology, Inc.	23,000	22,377
DA CIN Construction Company, Ltd.	11,000	11,097
Da-Li Development Company, Ltd.	17,000	15,816
Darfon Electronics Corp.	7,000	9,447
Daxin Materials Corp.	9,000	21,585
Delta Electronics, Inc.	14,253	122,029
Depo Auto Parts Industrial Company, Ltd.	8,000	21,703
Dimerco Data System Corp.	6,000	14,302
Dimerco Express Corp.	6,000	15,805
D-Link Corp. (A)	19,004	10,392
Dynamic Holding Company, Ltd.	31,000	20,522
Dynapack International Technology Corp.	5,000	13,027
E Ink Holdings, Inc.	4,000	31,103
73	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
E.Sun Financial Holding Company, Ltd.	123,583	$113,871
Eastern Media International Corp.	27,300	21,716
Eclat Textile Company, Ltd.	4,532	65,639
ECOVE Environment Corp.	3,000	26,097
Edom Technology Company, Ltd.	10,000	9,540
Egis Technology, Inc.	4,000	10,535
Elan Microelectronics Corp.	16,400	51,866
E-LIFE MALL Corp.	6,000	16,454
Elite Advanced Laser Corp.	9,000	13,556
Elite Material Company, Ltd.	10,831	57,010
Elite Semiconductor Microelectronics Technology, Inc.	7,000	18,009
Elitegroup Computer Systems Company, Ltd.	15,000	12,843
eMemory Technology, Inc.	1,000	44,724
Ennoconn Corp.	3,000	21,591
Ennostar, Inc.	17,605	29,573
EnTie Commercial Bank Company, Ltd.	52,000	25,098
Episil-Precision, Inc.	7,000	20,354
Eris Technology Corp.	3,000	23,404
Eternal Materials Company, Ltd.	34,966	38,774
Etron Technology, Inc. (A)	9,000	15,351
Eva Airways Corp.	82,332	90,102
Everest Textile Company, Ltd. (A)	50,000	12,895
Evergreen International Storage & Transport Corp.	15,320	14,885
Evergreen Marine Corp. Taiwan, Ltd.	74,182	212,585
Evergreen Steel Corp.	12,000	24,134
Everlight Chemical Industrial Corp.	26,000	17,917
Everlight Electronics Company, Ltd.	16,000	20,556
Far Eastern Department Stores, Ltd.	54,558	36,272
Far Eastern International Bank	114,567	46,111
Far Eastern New Century Corp.	74,878	80,236
Far EasTone Telecommunications Company, Ltd.	35,000	85,840
Faraday Technology Corp.	8,000	48,302
Farglory F T Z Investment Holding Company, Ltd.	11,000	18,814
Farglory Land Development Company, Ltd.	17,526	36,639
Federal Corp.	21,137	14,830
Feng Hsin Steel Company, Ltd.	17,000	37,240
Feng TAY Enterprise Company, Ltd.	8,494	47,654
First Financial Holding Company, Ltd.	159,881	138,709
First Hotel	14,923	6,990
First Steamship Company, Ltd. (A)	31,479	9,893
Fittech Company, Ltd.	3,000	12,035
FLEXium Interconnect, Inc. (A)	14,352	43,854
Flytech Technology Company, Ltd.	6,125	17,069
Formosa Advanced Technologies Company, Ltd.	9,000	11,406
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	74

	Shares	Value
Taiwan (continued)
Formosa Chemicals & Fibre Corp.	48,440	$108,825
Formosa International Hotels Corp.	4,000	22,730
Formosa Laboratories, Inc.	9,000	17,631
Formosa Petrochemical Corp.	12,000	32,893
Formosa Plastics Corp.	40,880	121,888
Formosa Sumco Technology Corp.	2,000	11,838
Formosa Taffeta Company, Ltd.	32,000	28,922
Formosan Rubber Group, Inc.	18,180	13,183
Formosan Union Chemical	26,000	21,033
Foxconn Technology Company, Ltd.	21,617	35,740
Foxsemicon Integrated Technology, Inc.	2,427	16,181
FSP Technology, Inc.	8,000	10,347
Fubon Financial Holding Company, Ltd.	136,358	255,678
Fulgent Sun International Holding Company, Ltd.	8,112	50,193
Fulltech Fiber Glass Corp.	34,354	16,157
Fusheng Precision Company, Ltd.	7,000	45,233
Fwusow Industry Company, Ltd.	21,000	14,860
G Shank Enterprise Company, Ltd.	8,000	15,445
Gallant Precision Machining Company, Ltd.	14,000	12,403
Gamania Digital Entertainment Company, Ltd.	7,000	13,893
GEM Services, Inc.	7,000	17,783
Gemtek Technology Corp.	26,496	27,430
General Interface Solution Holding, Ltd.	14,000	36,799
Genius Electronic Optical Company, Ltd.	2,952	43,006
GeoVision, Inc. (A)	1,703	1,640
Getac Holdings Corp.	20,000	31,129
GFC, Ltd.	6,000	14,828
Giant Manufacturing Company, Ltd.	9,000	70,303
Gigabyte Technology Company, Ltd.	17,719	49,421
Gigastorage Corp. (A)	21,000	15,318
Global Brands Manufacture, Ltd.	14,362	13,631
Global Mixed Mode Technology, Inc.	7,000	34,007
Global PMX Company, Ltd.	2,000	10,275
Global Unichip Corp.	2,000	35,066
Globalwafers Company, Ltd.	6,000	94,925
Globe Union Industrial Corp. (A)	22,000	9,186
Gloria Material Technology Corp.	22,000	20,438
Gold Circuit Electronics, Ltd.	9,000	24,474
Goldsun Building Materials Company, Ltd.	52,208	43,291
Gourmet Master Company, Ltd.	4,000	13,264
Grand Pacific Petrochemical	48,000	29,480
Grand Process Technology Corp.	2,000	18,638
Grape King Bio, Ltd.	7,000	34,180
Great Taipei Gas Company, Ltd.	25,000	26,808
75	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Great Tree Pharmacy Company, Ltd.	3,771	$38,109
Great Wall Enterprise Company, Ltd.	26,288	42,409
Greatek Electronics, Inc.	11,000	21,329
Hannstar Board Corp.	23,213	24,816
HannStar Display Corp.	58,980	22,931
HannsTouch Solution, Inc.	42,000	15,006
Hey Song Corp.	18,250	20,223
Highlight Tech Corp.	7,000	12,594
Highwealth Construction Corp.	25,446	40,347
Hitron Technology, Inc.	8,267	7,898
Hiwin Technologies Corp.	7,083	47,807
Ho Tung Chemical Corp.	55,773	17,085
Holtek Semiconductor, Inc.	5,000	12,078
Holy Stone Enterprise Company, Ltd.	7,000	20,435
Hon Hai Precision Industry Company, Ltd.	161,352	574,539
Hong TAI Electric Industrial	29,000	16,056
Horizon Securities Company, Ltd.	43,460	16,173
Hota Industrial Manufacturing Company, Ltd.	13,309	38,172
Hotai Finance Company, Ltd.	4,000	13,714
Hotai Motor Company, Ltd.	4,000	80,151
Hsin Kuang Steel Company, Ltd.	9,000	11,216
HTC Corp. (A)	16,700	33,676
Hu Lane Associate, Inc.	3,000	16,220
HUA ENG Wire & Cable Company, Ltd.	36,000	17,731
Hua Nan Financial Holdings Company, Ltd.	115,399	87,589
Huaku Development Company, Ltd.	12,353	37,613
Hung Ching Development & Construction Company, Ltd.	14,000	10,180
IBF Financial Holdings Company, Ltd.	85,548	37,444
Ichia Technologies, Inc.	19,000	9,592
Innodisk Corp.	2,677	15,005
Innolux Corp.	360,219	141,888
Inpaq Technology Company, Ltd.	6,650	11,642
International CSRC Investment Holdings Company	35,797	24,388
International Games System Company, Ltd.	4,000	48,771
Inventec Corp.	49,705	37,630
ITE Technology, Inc.	6,000	13,718
ITEQ Corp.	12,626	27,954
Jentech Precision Industrial Company, Ltd.	2,000	25,958
Johnson Health Tech Company, Ltd.	9,000	16,504
Jourdeness Group, Ltd.	3,000	7,328
Kaimei Electronic Corp.	2,865	5,432
Kedge Construction Company, Ltd.	7,700	12,736
Keding Enterprises Company, Ltd.	5,000	22,143
KEE TAI Properties Company, Ltd.	24,973	11,839
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	76

	Shares	Value
Taiwan (continued)
Kenda Rubber Industrial Company, Ltd.	17,947	$20,475
Kenmec Mechanical Engineering Company, Ltd. (A)	18,000	19,612
Kerry TJ Logistics Company, Ltd.	9,000	12,078
Keystone Microtech Corp.	2,000	16,041
Kindom Development Company, Ltd.	11,000	10,183
King Slide Works Company, Ltd.	2,000	29,829
King Yuan Electronics Company, Ltd.	47,762	58,181
King’s Town Bank Company, Ltd.	37,000	42,680
Kinik Company	6,000	30,944
Kinpo Electronics, Inc.	52,724	23,210
Kinsus Interconnect Technology Corp.	9,000	35,749
KMC Kuei Meng International, Inc.	3,000	16,059
KS Terminals, Inc.	7,000	19,058
Kung Long Batteries Industrial Company, Ltd.	3,000	13,867
Kung Sing Engineering Corp. (A)	37,000	8,492
Kwong Lung Enterprise Company, Ltd.	7,000	11,345
L&K Engineering Company, Ltd.	11,000	11,681
LandMark Optoelectronics Corp.	2,000	11,551
Largan Precision Company, Ltd.	1,000	63,610
Lealea Enterprise Company, Ltd.	28,863	10,840
Lelon Electronics Corp.	10,000	19,058
Lian HWA Food Corp.	7,770	19,185
Lida Holdings, Ltd.	4,640	4,574
Lien Hwa Industrial Holdings Corp.	14,814	27,627
Lingsen Precision Industries, Ltd.	26,000	13,507
Lite-On Technology Corp.	44,250	95,227
Long Da Construction & Development Corp.	21,000	15,006
Longchen Paper & Packaging Company, Ltd.	46,265	25,000
Lotes Company, Ltd.	1,199	28,426
Lotus Pharmaceutical Company, Ltd. (A)	5,000	28,305
Lumax International Corp., Ltd.	6,855	15,583
Lung Yen Life Service Corp.	14,000	19,184
Machvision, Inc.	2,079	10,421
Macroblock, Inc.	3,000	11,527
Macronix International Company, Ltd.	55,706	59,793
Makalot Industrial Company, Ltd.	13,247	77,837
Marketech International Corp.	4,000	16,151
Materials Analysis Technology, Inc.	5,000	20,197
Mechema Chemicals International Corp.	5,000	22,241
MediaTek, Inc.	17,000	367,825
Medigen Biotechnology Corp. (A)	9,000	13,800
Medigen Vaccine Biologics Corp. (A)	4,448	21,420
Mega Financial Holding Company, Ltd.	104,069	122,066
Meiloon Industrial Company	27,000	18,520
77	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Mercuries & Associates Holding, Ltd.	15,000	$8,914
Mercuries Life Insurance Company, Ltd. (A)	79,614	18,572
Merida Industry Company, Ltd.	3,162	23,002
Merry Electronics Company, Ltd.	6,128	16,925
Micro-Star International Company, Ltd.	27,488	102,905
Mildef Crete, Inc.	4,000	5,774
Mirle Automation Corp.	15,000	19,733
Mitac Holdings Corp.	38,448	35,349
momo.com, Inc.	1,560	36,991
MOSA Industrial Corp.	12,000	11,982
MPI Corp.	6,000	18,997
Namchow Holdings Company, Ltd.	12,000	18,058
Nan Ya Plastics Corp.	91,860	206,336
Nan Ya Printed Circuit Board Corp.	5,000	43,621
Nantex Industry Company, Ltd.	26,039	36,384
Nanya Technology Corp.	38,985	67,709
National Petroleum Company, Ltd.	9,000	14,489
Nichidenbo Corp.	6,000	10,183
Nien Made Enterprise Company, Ltd.	5,000	46,174
Nova Technology Corp./Taiwan	6,000	17,682
Novatek Microelectronics Corp.	15,000	128,330
Nuvoton Technology Corp.	5,000	20,296
O-Bank Company, Ltd.	100,562	28,541
Ocean Plastics Company, Ltd.	10,000	12,137
Oneness Biotech Company, Ltd. (A)	3,000	29,043
Orient Semiconductor Electronics, Ltd.	13,000	7,863
Oriental Union Chemical Corp.	36,300	21,708
O-TA Precision Industry Company, Ltd.	5,000	20,282
Pacific Hospital Supply Company, Ltd.	5,498	12,402
Pan-International Industrial Corp.	9,443	10,645
PChome Online, Inc.	7,000	14,190
PCL Technologies, Inc.	3,282	12,838
Pegatron Corp.	44,321	92,180
Pegavision Corp.	1,000	13,837
PharmaEssentia Corp. (A)	1,000	19,063
Pharmally International Holding Company, Ltd. (A)(C)	3,533	2,299
Phison Electronics Corp.	6,000	60,992
Pixart Imaging, Inc.	4,000	12,332
Polytronics Technology Corp.	4,188	8,654
Pou Chen Corp.	60,448	57,262
Power Wind Health Industry, Inc. (A)	3,150	12,770
Powerchip Semiconductor Manufacturing Corp.	105,000	117,741
Powertech Technology, Inc.	33,000	92,084
Poya International Company, Ltd.	1,941	27,149
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	78

	Shares	Value
Taiwan (continued)
President Chain Store Corp.	12,000	$105,451
President Securities Corp.	29,515	16,175
Primax Electronics, Ltd.	18,000	39,382
Prince Housing & Development Corp.	37,943	14,887
Prodisc Technology, Inc. (A)(C)	540,000	0
Promate Electronic Company, Ltd.	7,000	8,959
Prosperity Dielectrics Company, Ltd.	7,000	9,473
Qisda Corp.	45,440	43,512
Quanta Computer, Inc.	35,000	90,734
Quanta Storage, Inc.	14,000	20,265
Quintain Steel Company, Ltd.	30,740	13,872
Radiant Opto-Electronics Corp.	25,343	83,280
Radium Life Tech Company, Ltd.	42,476	13,462
RDC Semiconductor Company, Ltd. (A)	2,000	21,093
Realtek Semiconductor Corp.	9,706	109,063
Rechi Precision Company, Ltd.	22,000	13,907
Rexon Industrial Corp, Ltd.	9,000	10,092
Rich Development Company, Ltd.	36,000	10,826
Ritek Corp. (A)	29,707	8,246
Roo Hsing Company, Ltd. (A)(C)	48,000	4,640
Ruentex Development Company, Ltd.	20,304	41,868
Ruentex Engineering & Construction Company	3,000	8,882
Ruentex Industries, Ltd.	14,664	31,234
Run Long Construction Company, Ltd.	5,000	11,946
Sampo Corp.	16,197	14,994
San Shing Fastech Corp.	7,000	12,193
Sanyang Motor Company, Ltd.	19,389	23,080
Savior Lifetec Corp. (A)	36,000	22,996
SCI Pharmtech, Inc. (A)	4,800	13,796
SDI Corp.	4,000	15,419
Sensortek Technology Corp.	1,000	9,953
Sercomm Corp.	8,000	25,346
Shan-Loong Transportation Company, Ltd.	8,000	9,104
ShenMao Technology, Inc.	11,000	18,522
Shih Wei Navigation Company, Ltd.	13,000	11,950
Shihlin Electric & Engineering Corp.	13,213	27,486
Shihlin Paper Corp. (A)	6,000	11,149
Shin Foong Specialty & Applied Materials Company, Ltd.	4,000	9,140
Shin Hai Gas Corp.	2,491	4,247
Shin Kong Financial Holding Company, Ltd.	247,171	71,008
Shin Zu Shing Company, Ltd.	9,301	26,786
Shining Building Business Company, Ltd. (A)	29,397	8,915
Shinkong Insurance Company, Ltd.	9,000	17,034
Shinkong Synthetic Fibers Corp.	52,287	30,965
79	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Shinkong Textile Company, Ltd.	22,000	$29,248
Shiny Chemical Industrial Company, Ltd.	4,921	21,564
Shuttle, Inc. (A)	28,000	14,491
Sigurd Microelectronics Corp.	18,842	31,415
Silicon Integrated Systems Corp.	16,500	10,818
Simplo Technology Company, Ltd.	6,520	61,522
Sinbon Electronics Company, Ltd.	4,043	37,361
Sincere Navigation Corp.	13,930	9,726
Sino-American Electronic Company, Ltd. (A)(C)	10,961	0
Sino-American Silicon Products, Inc.	19,000	103,585
Sinon Corp.	15,000	22,250
SinoPac Financial Holdings Company, Ltd.	157,983	89,563
Sinphar Pharmaceutical Company, Ltd. (A)	22,000	24,560
Sinyi Realty, Inc.	20,000	20,374
Sitronix Technology Corp.	3,000	18,549
Siward Crystal Technology Company, Ltd.	10,000	13,509
Solar Applied Materials Technology Corp.	12,000	15,187
Sonix Technology Company, Ltd.	7,000	13,569
Speed Tech Corp.	8,000	15,249
Sporton International, Inc.	2,933	22,079
St. Shine Optical Company, Ltd.	2,000	17,555
Standard Foods Corp.	15,221	20,482
Stark Technology, Inc.	7,000	19,361
Sunny Friend Environmental Technology Company, Ltd.	3,000	17,858
Sunonwealth Electric Machine Industry Company, Ltd.	11,000	15,092
Sunplus Technology Company, Ltd.	15,000	12,842
Sunrex Technology Corp.	11,000	13,869
Supreme Electronics Company, Ltd.	25,309	31,139
Swancor Holding Company, Ltd.	7,000	23,290
Syncmold Enterprise Corp.	5,000	11,132
Synnex Technology International Corp.	24,188	44,089
Systex Corp.	5,000	12,001
TA Chen Stainless Pipe	70,254	90,568
Ta Ya Electric Wire & Cable	25,440	18,150
TA-I Technology Company, Ltd.	10,000	14,828
Taichung Commercial Bank Company, Ltd.	136,243	60,832
TaiDoc Technology Corp.	4,000	29,214
Taiflex Scientific Company, Ltd.	10,000	13,392
Tainan Spinning Company, Ltd.	62,397	38,449
Taishin Financial Holding Company, Ltd.	189,137	93,874
TAI-TECH Advanced Electronics Company, Ltd.	8,000	23,695
Taiwan Business Bank	126,971	53,218
Taiwan Cement Corp.	100,419	129,268
Taiwan Cogeneration Corp.	12,137	14,795
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	80

	Shares	Value
Taiwan (continued)
Taiwan Cooperative Financial Holding Company, Ltd.	113,358	$102,372
Taiwan FamilyMart Company, Ltd.	2,000	12,836
Taiwan Fertilizer Company, Ltd.	13,000	26,733
Taiwan Fire & Marine Insurance Company, Ltd.	19,000	12,556
Taiwan FU Hsing Industrial Company, Ltd.	7,000	9,699
Taiwan Glass Industry Corp.	35,894	20,600
Taiwan High Speed Rail Corp.	46,000	43,979
Taiwan Hon Chuan Enterprise Company, Ltd.	15,329	37,585
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	9,000	12,821
Taiwan Kolin Company, Ltd. (A)(C)	400,000	0
Taiwan Land Development Corp. (A)(C)	58,353	3,853
Taiwan Mask Corp.	7,000	17,146
Taiwan Mobile Company, Ltd.	25,700	84,004
Taiwan Navigation Company, Ltd.	16,000	14,159
Taiwan Paiho, Ltd.	15,342	31,853
Taiwan PCB Techvest Company, Ltd.	14,000	17,574
Taiwan Sakura Corp.	10,000	21,118
Taiwan Secom Company, Ltd.	8,430	28,312
Taiwan Semiconductor Company, Ltd.	8,000	24,859
Taiwan Semiconductor Manufacturing Company, Ltd.	379,000	6,204,152
Taiwan Shin Kong Security Company, Ltd.	13,724	18,109
Taiwan Styrene Monomer	16,821	8,068
Taiwan Surface Mounting Technology Corp.	16,636	55,443
Taiwan TEA Corp. (A)	18,723	12,207
Taiwan Union Technology Corp.	10,000	18,772
Taiwan-Asia Semiconductor Corp.	23,033	29,397
Tatung Company, Ltd. (A)	26,526	29,918
TCI Company, Ltd.	3,977	19,072
Teco Electric & Machinery Company, Ltd.	42,109	40,732
Test Research, Inc.	9,000	17,588
The Ambassador Hotel (A)	17,000	18,602
The Shanghai Commercial & Savings Bank, Ltd.	36,000	58,597
Thinking Electronic Industrial Company, Ltd.	4,000	18,689
Thye Ming Industrial Company, Ltd.	14,000	19,746
Ton Yi Industrial Corp.	45,000	29,856
Tong Hsing Electronic Industries, Ltd.	6,913	47,926
Tong Yang Industry Company, Ltd.	26,043	46,424
Tong-Tai Machine & Tool Company, Ltd.	24,000	11,395
Topco Scientific Company, Ltd.	5,048	26,961
Topkey Corp.	2,000	11,627
Topoint Technology Company, Ltd.	16,000	15,297
TPK Holding Company, Ltd.	23,000	27,258
Trade-Van Information Services Company	6,000	13,868
Transcend Information, Inc.	4,000	8,667
81	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Tripod Technology Corp.	20,770	$68,194
TSRC Corp.	25,706	23,656
Ttet Union Corp.	4,000	20,669
TTY Biopharm Company, Ltd.	10,094	25,123
Tung Ho Steel Enterprise Corp.	15,502	27,408
Tung Thih Electronic Company, Ltd.	4,000	23,728
TXC Corp.	10,659	30,169
TYC Brother Industrial Company, Ltd.	16,531	16,536
Tycoons Group Enterprise (A)	23,000	6,556
Tyntek Corp.	12,000	7,319
U-Ming Marine Transport Corp.	18,000	22,387
Unimicron Technology Corp.	33,855	165,880
Union Bank of Taiwan	69,152	37,285
Uni-President Enterprises Corp.	70,803	153,010
Unitech Computer Company, Ltd.	9,000	9,456
Unitech Printed Circuit Board Corp. (A)	18,444	13,940
United Integrated Services Company, Ltd.	8,200	42,464
United Microelectronics Corp. (A)	244,468	325,257
United Renewable Energy Company, Ltd. (A)	50,337	37,910
Universal Cement Corp.	20,819	15,320
Universal Vision Biotechnology Company, Ltd.	3,150	32,800
Unizyx Holding Corp.	10,000	9,106
UPC Technology Corp.	31,164	14,306
USI Corp.	27,318	21,183
Vanguard International Semiconductor Corp.	40,000	96,701
Ve Wong Corp.	9,450	10,282
Ventec International Group Company, Ltd.	4,000	9,672
VIA Labs, Inc.	3,000	24,638
Visual Photonics Epitaxy Company, Ltd.	4,275	10,580
Voltronic Power Technology Corp.	1,360	76,743
Wafer Works Corp.	23,007	39,039
Wah Lee Industrial Corp.	8,160	24,332
Walsin Lihwa Corp.	56,707	73,233
Walsin Technology Corp.	18,805	56,828
Walton Advanced Engineering, Inc.	37,000	16,259
Wan Hai Lines, Ltd.	23,503	66,239
WAN HWA Enterprise Company	2,975	1,185
Wei Chuan Foods Corp.	24,000	15,995
Weikeng Industrial Company, Ltd.	20,000	17,611
Win Semiconductors Corp.	7,582	44,832
Winbond Electronics Corp.	124,519	89,716
Wintek Corp. (A)(C)	819,661	0
WinWay Technology Company, Ltd.	2,000	26,138
Wisdom Marine Lines Company, Ltd.	14,372	27,083
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	82

	Shares	Value
Taiwan (continued)
Wistron Corp.	106,382	$96,445
Wistron NeWeb Corp.	13,483	37,390
Wiwynn Corp.	3,000	75,101
Wowprime Corp. (A)	5,000	20,414
WPG Holdings, Ltd.	35,779	60,171
WT Microelectronics Company, Ltd.	17,497	36,899
XinTec, Inc.	7,000	29,968
Xxentria Technology Materials Corp.	6,124	13,087
Yageo Corp.	7,939	84,909
Yang Ming Marine Transport Corp.	52,613	134,783
YC INOX Company, Ltd.	19,000	19,136
Yem Chio Company, Ltd.	24,000	11,108
YFY, Inc.	41,614	33,663
Yieh Phui Enterprise Company, Ltd.	24,041	12,293
Youngtek Electronics Corp.	5,058	10,782
Yuanta Financial Holding Company, Ltd.	173,723	115,316
Yuen Foong Yu Consumer Products Company, Ltd.	6,000	7,612
Yulon Finance Corp.	7,694	40,682
Yulon Motor Company, Ltd.	21,810	29,386
Yungshin Construction & Development Company, Ltd.	9,000	18,621
Zeng Hsing Industrial Company, Ltd.	3,000	13,137
Zenitron Corp.	16,000	15,499
Zero One Technology Company, Ltd.	14,000	19,343
Zhen Ding Technology Holding, Ltd.	23,050	85,543
Zig Sheng Industrial Company, Ltd.	37,000	13,078
Zinwell Corp. (A)	19,000	11,071
Zippy Technology Corp.	11,000	14,868
ZongTai Real Estate Development Company, Ltd.	17,874	19,031
Thailand 2.4%		3,832,720
AAPICO Hitech PCL	12,870	8,895
Absolute Clean Energy PCL	104,700	7,744
Advanced Info Service PCL	16,091	84,657
Advanced Information Technology PCL	78,900	13,394
AEON Thana Sinsap Thailand PCL, NVDR	2,900	13,155
Airports of Thailand PCL (A)	28,000	55,797
Allianz Ayudhya Capital PCL	12,100	14,586
Amata Corp. PCL	40,900	23,419
AP Thailand PCL	139,778	38,272
Asia Plus Group Holdings PCL	106,500	8,980
Asset World Corp. PCL	161,000	24,659
B Grimm Power PCL	18,300	18,538
Bangchak Corp. PCL	51,000	49,260
Bangkok Airways PCL (A)	63,400	18,404
83	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Thailand (continued)
Bangkok Bank PCL	16,005	$60,005
Bangkok Chain Hospital PCL	43,625	22,329
Bangkok Commercial Asset Management PCL	37,900	19,102
Bangkok Dusit Medical Services PCL	80,600	64,597
Bangkok Expressway & Metro PCL	157,225	37,699
Bangkok Insurance PCL	4,870	36,585
Bangkok Land PCL	480,800	13,303
Bangkok Life Assurance PCL, NVDR	15,160	14,744
Banpu PCL	120,666	47,905
Banpu Power PCL	31,100	13,469
BCPG PCL	40,400	11,950
BEC World PCL	54,300	20,816
Berli Jucker PCL	26,500	24,353
Better World Green PCL (A)	256,000	5,743
BTS Group Holdings PCL	100,400	23,111
Bumrungrad Hospital PCL	6,300	37,304
Business Online PCL	27,600	9,164
Cal-Comp Electronics Thailand PCL	295,398	19,875
Carabao Group PCL	4,100	11,344
Central Pattana PCL	23,800	45,135
Central Retail Corp. PCL	29,700	32,921
CH Karnchang PCL	59,423	34,200
Charoen Pokphand Foods PCL	90,533	64,505
Chularat Hospital PCL	197,600	19,829
CK Power PCL	144,900	20,246
Com7 PCL	24,800	23,378
CP ALL PCL	30,600	51,578
Delta Electronics Thailand PCL	1,600	22,927
Dhipaya Group Holdings PCL	23,600	40,280
Dohome PCL	25,320	10,543
Dynasty Ceramic PCL	351,500	26,015
Earth Tech Environment PCL (A)	94,000	8,490
Eastern Polymer Group PCL	43,500	11,442
Eastern Water Resources Development & Management PCL	35,400	6,261
Electricity Generating PCL	6,200	31,087
Energy Absolute PCL	13,000	28,883
Esso Thailand PCL (A)	79,000	30,515
Forth Corp. PCL	16,900	26,828
GFPT PCL	38,500	17,715
Global Power Synergy PCL	17,182	31,984
Group Lease PCL, NVDR (A)(C)	54,000	963
Gulf Energy Development PCL	30,800	43,220
Gunkul Engineering PCL	209,600	28,578
Hana Microelectronics PCL	18,600	21,718
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	84

	Shares	Value
Thailand (continued)
Home Product Center PCL	94,312	$35,928
Ichitan Group PCL	65,300	16,281
Indorama Ventures PCL	35,500	42,043
Intouch Holdings PCL	3,700	7,370
IRPC PCL	400,700	37,510
Italian-Thai Development PCL (A)	329,300	17,321
Jasmine International PCL (A)	184,138	12,903
Jasmine Technology Solution PCL (A)	700	1,533
JMT Network Services PCL	12,139	25,930
Kang Yong Electric PCL	130	1,162
KCE Electronics PCL	30,700	45,501
KGI Securities Thailand PCL	132,500	18,080
Khon Kaen Sugar Industry PCL	145,500	14,346
Kiatnakin Phatra Bank PCL	10,300	20,444
Krung Thai Bank PCL	37,450	17,316
Krungthai Card PCL	20,700	34,131
Lalin Property PCL	77,500	19,102
Land & Houses PCL	95,300	23,249
Lanna Resources PCL	39,100	25,621
LH Financial Group PCL	157,800	5,144
LPN Development PCL	58,200	7,209
MBK PCL (A)	30,189	13,471
MCS Steel PCL	53,400	15,065
Mega Lifesciences PCL	11,600	15,641
Minor International PCL (A)	24,400	21,850
MK Restaurants Group PCL	12,000	19,390
Muangthai Capital PCL	13,900	16,171
Northeast Rubber PCL	79,900	12,811
Origin Property PCL	40,350	11,375
Osotspa PCL	35,900	30,738
PCS Machine Group Holding PCL	53,400	7,171
Plan B Media PCL (A)	125,064	22,597
Polyplex Thailand PCL	14,100	8,848
Precious Shipping PCL	24,200	9,405
Prima Marine PCL	49,900	8,479
Pruksa Holding PCL	26,800	9,460
PTG Energy PCL	31,400	13,146
PTT Exploration & Production PCL	37,628	174,031
PTT Global Chemical PCL	59,392	77,223
PTT PCL	248,000	254,801
Quality Houses PCL	489,271	28,967
Rajthanee Hospital PCL	9,500	9,380
Ratch Group PCL	21,600	26,056
Ratchthani Leasing PCL	163,218	21,275
85	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Thailand (continued)
Regional Container Lines PCL	18,700	$16,634
Rojana Industrial Park PCL	52,700	8,587
RS PCL	16,600	6,999
Sabina PCL	12,700	9,222
Saha-Union PCL	40,600	32,245
Samart Corp. PCL (A)	27,900	4,815
Sansiri PCL	773,509	23,306
SCB X PCL	11,231	33,950
SCG Packaging PCL	11,300	17,553
Sermsang Power Corp. Company, Ltd.	25,410	6,682
Siam City Cement PCL	2,541	11,038
Siam Global House PCL	36,256	19,486
Siamgas & Petrochemicals PCL	54,100	16,596
Sikarin PCL	25,200	8,977
Singha Estate PCL (A)	157,900	8,318
Sino-Thai Engineering & Construction PCL	50,900	17,141
Somboon Advance Technology PCL	19,007	10,150
SPCG PCL	38,800	16,800
Sri Trang Agro-Industry PCL	44,300	27,419
Sri Trang Gloves Thailand PCL	39,100	15,221
Srisawad Corp. PCL	22,700	30,273
Srivichai Vejvivat PCL	60,400	15,881
Star Petroleum Refining PCL	71,900	25,405
STARK Corp. PCL (A)	185,900	21,292
Supalai PCL	80,550	43,052
Super Energy Corp. PCL	697,500	14,531
Tata Steel Thailand PCL	488,800	13,656
Thai Oil PCL	34,300	57,068
Thai Stanley Electric PCL	4,000	18,805
Thai Union Group PCL	110,500	52,986
Thai Vegetable Oil PCL	25,850	21,633
Thaicom PCL	15,900	4,525
Thaifoods Group PCL	112,700	19,314
The Siam Cement PCL	8,550	83,875
Thonburi Healthcare Group PCL	9,200	17,208
Thoresen Thai Agencies PCL	116,000	26,362
Tipco Asphalt PCL, NVDR	31,100	14,235
Tisco Financial Group PCL	8,100	20,808
TMBThanachart Bank PCL	368,010	12,791
TOA Paint Thailand PCL	10,900	9,188
Total Access Communication PCL, NVDR	22,200	26,183
TPI Polene PCL	404,300	18,836
TPI Polene Power PCL	106,000	10,864
TQM Alpha PCL	14,600	17,116
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	86

	Shares	Value
Thailand (continued)
True Corp. PCL	129,788	$16,222
TTW PCL	49,900	14,371
U City PCL (A)	237,300	8,766
Unique Engineering & Construction PCL (A)	61,580	8,201
United Power of Asia PCL (A)	14,200	109
Univanich Palm Oil PCL	42,900	8,697
Vanachai Group PCL	92,900	16,538
Vibhavadi Medical Center PCL	299,500	22,000
WHA Corp. PCL	174,900	16,766
Workpoint Entertainment PCL	11,640	6,150
Turkey 0.6%		978,218
Akbank TAS	67,088	43,089
Aksa Akrilik Kimya Sanayii AS	9,180	27,773
Aksa Enerji Uretim AS	13,694	21,361
Anadolu Anonim Turk Sigorta Sirketi (A)	15,271	6,796
Arcelik AS	4,380	16,876
Aselsan Elektronik Sanayi Ve Ticaret AS	9,214	13,181
Bera Holding AS	6,956	6,791
BIM Birlesik Magazalar AS	8,299	49,789
Borusan Yatirim ve Pazarlama AS	11	259
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	1,525	3,094
Coca-Cola Icecek AS	2,666	23,387
Dogan Sirketler Grubu Holding AS	80,206	23,263
Eczacibasi Yatirim Holding Ortakligi AS	1	2
EGE Endustri VE Ticaret AS	178	22,576
Enka Insaat ve Sanayi AS	28,514	29,010
Eregli Demir ve Celik Fabrikalari TAS	31,709	50,105
Ford Otomotiv Sanayi AS	1,299	23,603
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(C)	54,847	285
Hektas Ticaret TAS (A)	10,817	24,364
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (A)	8,657	8,509
Is Yatirim Menkul Degerler AS	9,331	14,567
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (A)	37,562	24,333
KOC Holding AS	12,619	31,483
Koza Altin Isletmeleri AS	997	8,684
Koza Anadolu Metal Madencilik Isletmeleri AS (A)	8,796	13,081
Logo Yazilim Sanayi Ve Ticaret AS	8,054	21,024
Migros Ticaret AS (A)	5,109	22,925
Nuh Cimento Sanayi AS	3,603	15,054
Otokar Otomotiv Ve Savunma Sanayi A.S.	263	6,895
Oyak Cimento Fabrikalari AS (A)	30,233	24,471
Pegasus Hava Tasimaciligi AS (A)	1,333	15,273
Petkim Petrokimya Holding AS (A)	35,494	28,189
87	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Turkey (continued)
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	11,922	$10,303
Sasa Polyester Sanayi AS (A)	10,213	29,903
TAV Havalimanlari Holding AS (A)	6,086	20,772
Tofas Turk Otomobil Fabrikasi AS	4,325	20,867
Turk Hava Yollari AO (A)	12,832	51,465
Turk Telekomunikasyon AS	16,647	9,539
Turk Traktor ve Ziraat Makineleri AS	447	6,001
Turkcell Iletisim Hizmetleri AS	33,861	40,014
Turkiye Petrol Rafinerileri AS (A)	3,018	59,502
Turkiye Sinai Kalkinma Bankasi AS (A)	100,006	26,997
Turkiye Sise ve Cam Fabrikalari AS	15,535	21,030
Turkiye Vakiflar Bankasi TAO, Class D (A)	34,357	13,777
Ulker Biskuvi Sanayi AS (A)	4,197	4,150
Vestel Elektronik Sanayi ve Ticaret AS	3,881	6,350
Yapi ve Kredi Bankasi AS	46,073	17,803
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	10,687	9,463
Zorlu Enerji Elektrik Uretim AS (A)	63,428	10,190
Ukraine 0.0%		11,972
Kernel Holding SA	2,666	11,972
United Arab Emirates 1.2%		1,865,196
Abu Dhabi Commercial Bank PJSC	39,672	97,867
Abu Dhabi Islamic Bank PJSC	40,978	98,574
Abu Dhabi National Insurance Company PSC	12,053	19,817
Abu Dhabi National Oil Company for Distribution PJSC	59,522	71,920
Agthia Group PJSC	16,010	21,783
Air Arabia PJSC	91,308	55,064
Ajman Bank PJSC (A)	106,389	21,289
Aldar Properties PJSC	62,531	81,892
Amanat Holdings PJSC	67,383	18,311
Amlak Finance PJSC (A)	104,226	18,745
Apex Investment Company PSC (A)	17,672	24,461
Aramex PJSC	37,355	39,617
Arkan Building Materials Company (A)	55,892	18,071
Dana Gas PJSC	197,855	52,387
Deyaar Development PJSC (A)	206,049	30,493
Dubai Financial Market PJSC	68,901	33,428
Dubai Investments PJSC	82,070	54,645
Dubai Islamic Bank PJSC	88,689	141,056
Emaar Development PJSC (A)	64,598	84,311
Emaar Properties PJSC	78,753	133,838
Emirates Integrated Telecommunications Company PJSC	30,997	51,250
Emirates NBD Bank PJSC	18,063	65,527
Emirates Telecommunications Group Company PJSC	47,149	330,411
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	88

	Shares	Value
United Arab Emirates (continued)
Eshraq Investments PJSC (A)	147,158	$24,051
First Abu Dhabi Bank PJSC	37,305	193,742
Gulf Pharmaceutical Industries PSC (A)	43,334	15,445
RAK Properties PJSC (A)	63,646	13,658
Ras Al Khaimah Ceramics	21,048	16,885
SHUAA Capital PSC (A)	124,409	16,239
Union Properties PJSC (A)	283,533	20,419
United States 0.1%		96,116
Nexteer Automotive Group, Ltd.	54,000	40,129

Parade Technologies, Ltd.	2,000	55,987
Preferred securities 1.3%		$2,080,427
(Cost $1,458,112)
Brazil 1.2%		1,807,737
Alpargatas SA	4,423	17,548
Banco ABC Brasil SA	5,383	20,063
Banco Bradesco SA	45,495	165,805
Banco do Estado do Rio Grande do Sul SA, B Shares	6,855	14,758
Banco Pan SA	5,944	8,386
Braskem SA, A Shares	3,500	20,486
Centrais Eletricas Brasileiras SA, B Shares	3,254	29,961
Centrais Eletricas Santa Catarina	900	10,527
Cia de Saneamento do Parana	48,343	32,895
Cia de Transmissao de Energia Eletrica Paulista	8,072	37,005
Cia Energetica de Minas Gerais	21,655	50,367
Cia Ferro Ligas da Bahia	1,876	19,025
Cia Paranaense de Energia, B Shares	26,300	35,236
Gerdau SA	18,000	80,686
Itau Unibanco Holding SA	44,280	219,681
Marcopolo SA	33,745	16,994
Petroleo Brasileiro SA	142,938	913,007
Randon SA Implementos e Participacoes	12,025	21,959
Taurus Armas SA	3,300	11,025
Unipar Carbocloro SA, B Shares	2,421	47,700
Usinas Siderurgicas de Minas Gerais SA, A Shares	22,459	34,623
Chile 0.1%		186,614
Coca-Cola Embonor SA, B Shares	18,333	22,808
Embotelladora Andina SA, B Shares	17,785	36,439
Sociedad Quimica y Minera de Chile SA, B Shares	1,274	127,367
Colombia 0.0%		54,454
Bancolombia SA	4,585	31,657
Grupo Argos SA	4,425	6,624
Grupo Aval Acciones y Valores SA	66,084	9,922
89	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Colombia (continued)
Grupo de Inversiones Suramericana SA	1,784	$6,251
Philippines 0.0%		8,579
Cebu Air, Inc., 6.000%	11,227	8,579
Taiwan 0.0%		3,724
China Development Financial Holding Corp.	13,378	3,724
Thailand 0.0%		19,319

U City PCL (A)	711,900	19,319
Warrants 0.0%		$1,243
(Cost $0)
TMBThanachart Bank PCL (Expiration Date: 5-10-25; Strike Price: THB 0.95) (A)	3,680	52
Vibhavadi Medical Center PCL (Expiration Date: 7-18-25; Strike Price: THB 3.00) (A)	24,958	226
Yinson Holdings BHD (Expiration Date: 6-21-25; Strike Price MYR 2.29) (A)	7,577	965
Rights 0.0%		$25
(Cost $0)
Aes Brasil Energia SA (Expiration Date: 9-13-22; Strike Price: BRL 9.61) (A)	1,600	25

	Yield (%)	Shares	Value
Short-term investments 0.1%			$212,055
(Cost $212,045)
Short-term funds 0.1%			212,055
John Hancock Collateral Trust (F)	2.3160(G)	21,219	212,055

Total investments (Cost $152,031,123) 99.7%	$158,442,396
Other assets and liabilities, net 0.3%	477,399
Total net assets 100.0%	$158,919,795

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
BRL	Brazilian Real
MYR	Malaysian Ringgit
THB	Thai Bhat

Security Abbreviations and Legend
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	90

(D)	All or a portion of this security is on loan as of 8-31-22.
(E)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 8-31-22.
91	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	2	Long	Sep 2022	$396,528	$395,650	$(878)
						$(878)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 8-31-22, the aggregate cost of investments for federal income tax purposes was $154,395,089. Net unrealized appreciation aggregated to $4,046,429, of which $50,709,363 related to gross unrealized appreciation and $46,662,934 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	92

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock International Small Company Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments (summary of fund's investments), of John Hancock International Small Company Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the fund's investments (included in Item 6 of this Form N-CSR) as of August 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Boston, Massachusetts

October 11, 2022

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, MA 02210

T: (617) 530 5000, F: (617) 530 5001, www.pwc.com/us

Annual report
John Hancock
International Small Company Fund
International equity
August 31, 2022

Fund’s investments
AS OF 8-31-22
	Shares	Value
Common stocks 98.5%		$601,352,308
(Cost $606,376,658)
Australia 6.6%		40,221,618
A2B Australia, Ltd. (A)	32,294	26,141
Accent Group, Ltd.	117,141	119,115
Adairs, Ltd. (B)	55,972	86,249
Adbri, Ltd.	93,582	140,116
Ainsworth Game Technology, Ltd. (A)	47,462	28,453
Alcidion Group, Ltd. (A)	86,733	8,496
Alkane Resources, Ltd. (A)	124,706	61,873
Alliance Aviation Services, Ltd. (A)	39,423	95,829
AMA Group, Ltd. (A)(B)	296,751	32,393
AMP, Ltd. (A)	568,914	448,404
Andromeda Metals, Ltd. (A)	47,108	1,811
Ansell, Ltd.	24,579	444,389
Appen, Ltd.	19,604	49,139
Arafura Resources, Ltd. (A)(B)	453,528	96,860
ARB Corp., Ltd.	22,437	459,132
Archer Materials, Ltd. (A)(B)	14,055	7,456
Ardea Resources, Ltd. (A)	13,492	8,850
Ardent Leisure Group, Ltd.	150,506	62,983
Argosy Minerals, Ltd. (A)	134,969	37,233
AUB Group, Ltd.	26,397	394,829
Audinate Group, Ltd. (A)	10,517	62,272
Aurelia Metals, Ltd. (A)	409,013	74,417
Aussie Broadband, Ltd. (A)	54,478	102,522
Austal, Ltd.	124,942	218,535
Austin Engineering, Ltd.	64,891	15,755
Australian Agricultural Company, Ltd. (A)	127,055	156,578
Australian Ethical Investment, Ltd.	7,350	32,219
Australian Finance Group, Ltd.	55,559	72,284
Australian Strategic Materials, Ltd. (A)(B)	28,517	65,853
Australian Vintage, Ltd.	76,170	34,781
Auswide Bank, Ltd.	5,223	22,966
AVJennings, Ltd.	46,118	14,024
AVZ Minerals, Ltd. (A)(C)	322,880	172,326
Baby Bunting Group, Ltd.	41,046	121,887
Bannerman Energy, Ltd. (A)	11,581	18,093
Bapcor, Ltd.	93,292	422,831
Base Resources, Ltd.	100,127	22,553
Beach Energy, Ltd.	467,755	540,646
Beacon Lighting Group, Ltd.	18,185	30,049
Bega Cheese, Ltd.	79,255	215,174
1	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Bell Financial Group, Ltd.	26,345	$18,449
Bellevue Gold, Ltd. (A)	266,010	149,330
Betmakers Technology Group, Ltd. (A)	22,863	6,351
Bigtincan Holdings, Ltd. (A)	92,450	43,235
Blackmores, Ltd.	4,595	214,755
Boral, Ltd.	87,279	174,532
Boss Energy, Ltd. (A)	27,383	49,693
Bravura Solutions, Ltd.	83,107	89,183
Breville Group, Ltd. (B)	27,013	406,706
Brickworks, Ltd.	19,501	269,950
BWX, Ltd.	61,281	25,825
Calidus Resources, Ltd. (A)	48,056	19,989
Calima Energy, Ltd. (A)	114,568	10,551
Calix, Ltd. (A)	13,436	60,192
Capitol Health, Ltd.	292,400	66,103
Capral, Ltd.	7,205	38,788
Capricorn Metals, Ltd. (A)	92,082	226,231
Carnarvon Energy, Ltd. (A)	422,815	44,504
Cash Converters International, Ltd.	122,755	20,513
Catapult Group International, Ltd. (A)	16,337	11,318
Cedar Woods Properties, Ltd.	19,145	59,259
Chalice Mining, Ltd. (A)	97,290	297,806
Challenger Exploration, Ltd. (A)(B)	49,405	6,737
Challenger, Ltd.	54,890	236,642
Champion Iron, Ltd.	92,037	317,552
City Chic Collective, Ltd. (A)	61,368	68,080
Civmec, Ltd.	40,300	18,605
Clean Seas Seafood, Ltd. (A)	23,080	9,581
ClearView Wealth, Ltd.	34,533	16,407
Clinuvel Pharmaceuticals, Ltd. (B)	13,676	186,719
Clover Corp., Ltd.	51,463	37,418
Cobalt Blue Holdings, Ltd. (A)	8,655	4,682
Codan, Ltd. (B)	30,933	151,996
COG Financial Services, Ltd.	18,716	23,205
Cogstate, Ltd. (A)	16,116	17,638
Collection House, Ltd. (A)(C)	61,068	2,841
Collins Foods, Ltd.	35,727	238,119
Cooper Energy, Ltd. (A)	756,946	139,139
Corporate Travel Management, Ltd. (A)	35,427	461,493
Costa Group Holdings, Ltd.	135,153	246,644
Credit Corp. Group, Ltd.	17,664	243,355
CSR, Ltd.	135,895	416,940
Danakali, Ltd. (A)	17,023	2,705
Data#3, Ltd.	50,636	211,244
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	2

	Shares	Value
Australia (continued)
De Grey Mining, Ltd. (A)	351,650	$231,221
Deep Yellow, Ltd. (A)	54,202	42,021
Deterra Royalties, Ltd.	138,904	392,385
Dicker Data, Ltd. (B)	16,373	125,528
Dicker Data, Ltd., Additional Offering (A)	459	3,519
Domain Holdings Australia, Ltd.	94,999	228,405
Dongfang Modern Agriculture Holding Group, Ltd. (A)(C)	26,600	15,107
Downer EDI, Ltd.	73,655	251,894
Eagers Automotive, Ltd.	41,786	376,161
Earlypay, Ltd.	41,013	13,462
Eclipx Group, Ltd. (A)	101,873	164,941
Ecofibre, Ltd. (A)	15,680	3,207
Ecograf, Ltd. (A)(B)	64,276	16,331
Elanor Investor Group	27,964	36,327
Elders, Ltd.	53,058	417,965
Elixir Energy, Ltd. (A)(B)	103,567	11,529
Elmo Software, Ltd. (A)	3,302	6,727
Emeco Holdings, Ltd.	116,009	72,053
Emerald Resources NL (A)	49,314	39,266
EML Payments, Ltd. (A)(B)	79,307	50,076
Energy World Corp., Ltd. (A)	328,859	11,895
Enero Group, Ltd.	10,415	22,786
EQT Holdings, Ltd. (B)	6,987	121,651
EQT Holdings, Ltd., Additional Offering (A)	1,722	29,982
Estia Health, Ltd.	67,959	94,217
Eureka Group Holdings, Ltd.	14,912	6,207
European Lithium, Ltd. (A)	238,993	13,806
Euroz Hartleys Group, Ltd.	52,302	57,100
EVENT Hospitality and Entertainment, Ltd. (A)	33,412	335,601
Fiducian Group, Ltd.	1,107	5,882
Finbar Group, Ltd.	71,892	32,915
Firefinch, Ltd. (A)(C)	160,759	22,000
Fleetwood, Ltd.	32,879	34,836
Flight Centre Travel Group, Ltd. (A)	31,045	374,533
Frontier Digital Ventures, Ltd. (A)	54,064	31,233
G8 Education, Ltd.	337,681	233,149
Galan Lithium, Ltd. (A)	57,994	50,285
Generation Development Group, Ltd.	17,607	16,741
Genetic Signatures, Ltd. (A)	5,286	3,494
Genworth Mortgage Insurance Australia, Ltd.	120,934	232,676
Gold Road Resources, Ltd.	250,919	215,018
GR Engineering Services, Ltd.	6,821	11,084
GrainCorp, Ltd., Class A	78,998	446,811
Grange Resources, Ltd.	312,240	184,612
3	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Greenland Minerals, Ltd. (A)(B)	176,827	$7,668
GUD Holdings, Ltd.	54,955	308,886
GWA Group, Ltd.	68,070	93,014
Hansen Technologies, Ltd.	51,020	170,307
Healius, Ltd.	139,302	352,065
Helloworld Travel, Ltd. (A)(B)	23,085	32,111
Highfield Resources, Ltd. (A)	43,867	27,870
Horizon Oil, Ltd. (A)	11,332	1,174
HT&E, Ltd. (B)	83,708	83,832
HUB24, Ltd.	21,626	348,409
Humm Group, Ltd.	125,856	45,852
Iluka Resources, Ltd.	66,180	465,279
Imdex, Ltd.	127,461	173,025
Immutep, Ltd., ADR (A)	11,923	24,084
Imugene, Ltd. (A)	468,841	81,684
Infomedia, Ltd.	133,827	131,062
Inghams Group, Ltd.	113,255	200,126
Insignia Financial, Ltd.	182,331	428,938
Integral Diagnostics, Ltd.	60,871	122,804
InvoCare, Ltd.	37,308	280,058
Ioneer, Ltd. (A)	466,451	207,841
IPH, Ltd.	59,336	384,608
IRESS, Ltd.	56,961	435,597
IVE Group, Ltd.	30,620	47,520
Janison Education Group, Ltd. (A)	20,431	4,979
Johns Lyng Group, Ltd.	53,805	258,979
Jumbo Interactive, Ltd.	11,374	109,074
Jupiter Mines, Ltd.	455,380	62,301
Karoon Energy, Ltd. (A)	182,511	264,279
Kelsian Group, Ltd.	19,690	72,470
Kogan.com, Ltd. (A)(B)	15,803	36,789
Lark Distilling Company, Ltd. (A)	3,102	5,970
Liberty Financial Group, Ltd.	3,600	10,528
Lifestyle Communities, Ltd.	25,616	300,244
Link Administration Holdings, Ltd.	165,552	485,226
Lovisa Holdings, Ltd.	15,833	246,997
Lucapa Diamond Company, Ltd. (A)	220,306	7,801
Lycopodium, Ltd.	4,375	19,586
MA Financial Group, Ltd.	16,640	62,063
MACA, Ltd.	108,350	78,528
Macmahon Holdings, Ltd.	496,385	57,289
Macquarie Telecom Group, Ltd. (A)	1,469	64,185
Mader Group, Ltd.	4,772	9,423
MaxiPARTS, Ltd.	6,464	10,429
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	4

	Shares	Value
Australia (continued)
Mayne Pharma Group, Ltd. (A)	476,093	$96,822
McMillan Shakespeare, Ltd.	23,521	229,173
McPherson’s, Ltd. (B)	23,787	12,650
Megaport, Ltd. (A)	15,264	74,215
Mesoblast, Ltd. (A)	77,690	45,184
Metals X, Ltd. (A)	195,027	38,617
Metcash, Ltd.	178,038	498,221
Michael Hill International, Ltd.	43,259	33,593
Mincor Resources NL (A)	97,857	145,418
MMA Offshore, Ltd. (A)	92,633	43,212
Monadelphous Group, Ltd.	35,849	319,960
Monash IVF Group, Ltd.	129,690	92,309
Money3 Corp., Ltd.	59,467	92,828
Mount Gibson Iron, Ltd.	210,281	60,975
Myer Holdings, Ltd.	192,016	65,851
MyState, Ltd.	27,932	72,912
Nanosonics, Ltd. (A)	62,031	173,056
National Tyre & Wheel, Ltd.	13,538	7,707
Navigator Global Investments, Ltd.	51,211	45,297
Nearmap, Ltd. (A)	135,615	190,779
Neometals, Ltd. (A)	33,926	31,431
Netwealth Group, Ltd.	29,355	260,581
New Century Resources, Ltd. (A)	7,464	8,124
New Energy Solar, Ltd.	12,111	7,628
New Hope Corp., Ltd. (B)	155,032	512,322
Newcrest Mining, Ltd.	17,931	209,981
nib holdings, Ltd.	136,446	759,567
Nick Scali, Ltd.	23,090	172,463
Nickel Industries, Ltd.	305,224	202,675
Novonix, Ltd. (A)	46,257	74,200
NRW Holdings, Ltd.	180,255	299,657
Nufarm, Ltd.	118,255	426,963
Objective Corp., Ltd.	4,348	46,432
OceanaGold Corp. (A)	233,573	345,020
OFX Group, Ltd. (A)	100,657	181,049
Omni Bridgeway, Ltd. (A)	95,000	294,032
oOh!media, Ltd.	154,139	144,180
Opthea, Ltd. (A)	51,295	40,014
OreCorp, Ltd. (A)	20,841	5,860
Orora, Ltd.	323,910	729,569
Pacific Current Group, Ltd.	16,873	104,249
Pacific Smiles Group, Ltd. (A)	11,867	12,228
Pact Group Holdings, Ltd.	33,533	34,727
Paladin Energy, Ltd. (A)	633,781	356,671
5	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Panoramic Resources, Ltd. (A)	476,965	$70,847
Pantoro, Ltd. (A)	332,587	42,798
Peet, Ltd.	115,617	89,157
Pendal Group, Ltd.	104,321	366,253
Peninsula Energy, Ltd. (A)	79,144	10,468
PeopleIN, Ltd.	15,784	39,631
Perenti Global, Ltd.	186,413	98,881
Perpetual, Ltd. (B)	16,171	300,776
Perseus Mining, Ltd.	376,160	397,855
Pinnacle Investment Management Group, Ltd. (B)	19,866	137,761
Platinum Asset Management, Ltd.	92,139	111,140
PolyNovo, Ltd. (A)(B)	103,046	91,222
Poseidon Nickel, Ltd. (A)	331,150	11,347
Praemium, Ltd.	110,359	49,188
Premier Investments, Ltd.	22,390	321,944
Probiotec, Ltd.	4,196	6,324
Prophecy International Holdings, Ltd. (A)	9,576	6,510
PSC Insurance Group, Ltd.	27,514	97,566
PTB Group, Ltd.	12,946	13,853
PWR Holdings, Ltd.	26,246	169,213
QANTM Intellectual Property, Ltd.	11,929	8,379
Ramelius Resources, Ltd.	259,066	141,080
ReadyTech Holdings, Ltd. (A)	11,234	22,809
Reckon, Ltd.	25,906	21,613
Red 5, Ltd. (A)	775,930	133,471
Redbubble, Ltd. (A)(B)	56,271	26,983
Regis Healthcare, Ltd.	40,833	58,960
Regis Resources, Ltd.	241,409	253,247
Resolute Mining, Ltd. (A)	387,451	74,201
Retail Food Group, Ltd. (A)	288,997	11,658
Ridley Corp., Ltd.	94,684	133,994
RPMGlobal Holdings, Ltd. (A)	61,685	64,217
Rumble Resources, Ltd. (A)	56,438	10,348
Sandfire Resources, Ltd.	152,960	472,395
Select Harvests, Ltd.	44,909	151,664
Servcorp, Ltd.	13,949	35,497
Service Stream, Ltd. (A)	212,032	105,088
Seven West Media, Ltd. (A)	335,380	118,002
SG Fleet Group, Ltd.	39,363	69,837
Shaver Shop Group, Ltd.	21,893	17,336
Shine Justice, Ltd.	4,532	3,873
Sierra Rutile Holdings, Ltd. (A)	77,827	15,976
Sigma Healthcare, Ltd.	333,871	155,970
Silver Lake Resources, Ltd. (A)	235,274	211,052
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	6

	Shares	Value
Australia (continued)
Silver Mines, Ltd. (A)(B)	92,637	$10,963
SmartGroup Corp., Ltd.	45,241	182,714
SolGold PLC (A)	193,333	44,634
Southern Cross Electrical Engineering, Ltd.	43,054	21,551
Southern Cross Media Group, Ltd.	84,254	61,559
SRG Global, Ltd.	83,829	39,873
St. Barbara, Ltd.	252,512	155,785
Strike Energy, Ltd. (A)	355,532	66,233
Sunland Group, Ltd.	30,172	52,638
Sunrise Energy Metals, Ltd. (A)	5,222	10,574
Sunstone Metals, Ltd. (A)	119,026	3,698
Super Retail Group, Ltd.	43,131	308,095
Superloop, Ltd. (A)	117,047	58,840
Symbio Holdings, Ltd.	15,935	42,669
Syrah Resources, Ltd. (A)	215,425	269,118
Tabcorp Holdings, Ltd.	18,636	12,125
Tassal Group, Ltd.	80,534	284,146
Technology One, Ltd.	56,489	452,383
Temple & Webster Group, Ltd. (A)	19,692	66,802
Ten Sixty Four, Ltd.	77,809	30,228
The Reject Shop, Ltd. (A)	7,826	22,556
The Star Entertainment Group, Ltd. (A)	239,455	450,902
Tyro Payments, Ltd. (A)	73,517	59,732
United Malt Grp, Ltd.	73,181	177,214
Vita Group, Ltd.	51,061	5,397
Viva Energy Group, Ltd. (D)	222,852	450,662
Warrego Energy, Ltd. (A)	80,366	8,787
Webjet, Ltd. (A)	115,598	430,077
West African Resources, Ltd. (A)	264,170	224,936
Westgold Resources, Ltd.	150,966	94,912
Whitehaven Coal, Ltd.	304,589	1,622,431
Widgie Nickel, Ltd. (A)	8,042	1,632
Wiluna Mining Corp., Ltd. (A)(C)	10,005	281
Zip Company, Ltd. (A)(B)	85,789	54,571
Austria 1.4%		8,479,120
Addiko Bank AG	1,199	12,379
Agrana Beteiligungs AG	5,107	82,515
ams AG (A)	80,594	589,753
ANDRITZ AG	20,820	958,897
AT&S Austria Technologie & Systemtechnik AG	9,986	444,477
BAWAG Group AG (A)(D)	21,594	974,286
CA Immobilien Anlagen AG	2,858	91,026
DO & Company AG (A)	2,399	189,790
7	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Austria (continued)
EVN AG	11,283	$218,880
Fabasoft AG	388	7,776
FACC AG (A)	6,411	45,361
Flughafen Wien AG (A)	2,080	68,656
IMMOFINANZ AG (A)(C)	28,769	0
Kapsch TrafficCom AG (A)	2,742	34,361
Kontron AG (B)	14,916	226,935
Lenzing AG	4,215	311,748
Mayr Melnhof Karton AG	2,653	396,113
Oesterreichische Post AG	7,329	204,614
Palfinger AG	4,501	117,176
POLYTEC Holding AG (B)	4,411	25,340
Porr AG	4,862	55,666
Raiffeisen Bank International AG	9,718	122,716
RHI Magnesita NV	5,454	119,664
RHI Magnesita NV (London Stock Exchange)	4,273	89,542
Rosenbauer International AG	1,314	44,687
Schoeller-Bleckmann Oilfield Equipment AG	4,222	255,329
Semperit AG Holding	3,480	63,237
Strabag SE, Bearer Shares	6,041	232,134
Telekom Austria AG (A)	53,633	334,894
UBM Development AG	1,455	45,392
UNIQA Insurance Group AG	38,465	254,269
Vienna Insurance Group AG	12,280	291,125
voestalpine AG	32,182	647,585
Wienerberger AG	36,554	854,759
Zumtobel Group AG	10,070	68,038
Belgium 1.5%		9,335,012
Ackermans & van Haaren NV	7,224	1,056,104
AGFA-Gevaert NV (A)	41,215	149,024
Atenor	1,423	73,194
Banque Nationale de Belgique	31	49,352
Barco NV	21,791	485,617
Bekaert SA	10,307	316,147
Biocartis Group NV (A)(B)(D)	13,216	21,947
bpost SA	30,413	184,749
Cie d’Entreprises CFE (A)	2,358	23,469
Deceuninck NV	22,742	52,506
Deme Group NV (A)	2,358	269,859
D’ieteren Group	717	108,089
Econocom Group SA/NV	34,770	108,373
Elia Group SA/NV	3,411	495,523
Etablissements Franz Colruyt NV	4,718	131,128
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	8

	Shares	Value
Belgium (continued)
Euronav NV	64,024	$1,032,341
EVS Broadcast Equipment SA	4,231	93,713
Exmar NV	13,915	121,240
Fagron	19,779	253,932
Galapagos NV (A)	10,447	524,194
Gimv NV	6,696	342,583
Greenyard NV (A)	986	8,318
Immobel SA	1,341	81,030
Ion Beam Applications	5,822	103,450
Jensen-Group NV	1,485	44,002
Kinepolis Group NV (A)	4,120	180,636
Lotus Bakeries NV	111	631,035
MDxHealth SA (A)	8,514	6,917
Melexis NV	5,920	446,409
Ontex Group NV (A)	17,990	103,298
Orange Belgium SA (A)	5,254	97,840
Picanol	195	14,874
Proximus SADP	34,603	440,464
Recticel SA	14,862	207,092
Sipef NV	2,705	167,348
Telenet Group Holding NV	12,156	172,614
TER Beke SA	185	18,272
Tessenderlo Group SA (A)	5,433	176,402
Van de Velde NV	2,367	83,381
VGP NV	1,829	265,921
Viohalco SA	18,237	62,653
X-Fab Silicon Foundries SE (A)(D)	20,933	129,972
Bermuda 0.1%		904,423
Hafnia, Ltd.	32,054	143,127
Hiscox, Ltd.	73,063	761,296
Cambodia 0.0%		280,240
NagaCorp, Ltd. (A)	346,000	280,240
Canada 12.1%		73,835,810
5N Plus, Inc. (A)	38,389	49,106
Acadian Timber Corp.	3,534	45,260
AcuityAds Holdings, Inc. (A)(B)	3,180	7,070
Advantage Energy, Ltd. (A)	71,006	606,607
Aecon Group, Inc.	21,101	174,804
Africa Oil Corp.	10,700	20,938
Ag Growth International, Inc.	5,425	162,211
AGF Management, Ltd., Class B	22,291	104,721
Aimia, Inc. (A)(B)	31,533	98,199
9	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
AirBoss of America Corp.	4,809	$46,173
Alamos Gold, Inc., Class A	134,002	966,231
Alaris Equity Partners Income	10,802	142,124
Alexco Resource Corp. (A)(B)	35,137	15,785
Algoma Central Corp. (B)	7,052	90,905
Altius Minerals Corp.	15,908	221,781
Altus Group, Ltd.	14,436	563,876
Americas Gold & Silver Corp. (A)(B)	8,321	3,992
Amerigo Resources, Ltd.	49,100	39,628
Andlauer Healthcare Group, Inc.	5,295	210,332
Andrew Peller, Ltd., Class A	11,193	47,726
Aris Gold Corp. (A)	8,100	9,930
Aritzia, Inc. (A)	31,038	1,009,589
Ascot Resources, Ltd. (A)	44,475	12,191
Atco, Ltd., Class I	22,407	793,334
Athabasca Oil Corp. (A)	150,957	297,696
ATS Automation Tooling Systems, Inc. (A)	24,691	754,257
Aurora Cannabis, Inc. (A)	11,162	18,018
AutoCanada, Inc. (A)(B)	8,443	191,379
B2Gold Corp.	213,728	655,822
Badger Infrastructure Solutions, Ltd.	12,568	295,982
Ballard Power Systems, Inc. (A)	13,497	105,337
Baytex Energy Corp. (A)	99,788	517,422
Birch Mountain Resources, Ltd. (A)(C)	11,200	1
Birchcliff Energy, Ltd. (B)	96,293	848,296
Bird Construction, Inc. (B)	15,285	77,161
Black Diamond Group, Ltd.	17,717	55,174
BlackBerry, Ltd. (A)	49,182	292,092
BMTC Group, Inc.	4,096	45,347
Bombardier, Inc., Class A (A)(B)	816	21,634
Bombardier, Inc., Class B (A)	26,573	661,214
Bonterra Energy Corp. (A)	1,314	8,804
Boralex, Inc., Class A	28,367	1,069,149
Boyd Group Services, Inc.	2,490	343,161
Bridgemarq Real Estate Services	2,800	29,144
Brookfield Infrastructure Corp., Class A	19,577	933,274
Calian Group, Ltd. (B)	3,839	175,851
Canaccord Genuity Group, Inc.	39,036	233,321
Canacol Energy, Ltd. (B)	52,069	99,511
Canada Goose Holdings, Inc. (A)	17,492	315,118
Canadian Western Bank	30,599	570,579
Canfor Corp. (A)	19,227	377,264
Canfor Pulp Products, Inc. (A)	15,045	63,463
Capital Power Corp.	43,905	1,703,247
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	10

	Shares	Value
Canada (continued)
Capstone Copper Corp. (A)	171,933	$386,190
Cardinal Energy, Ltd. (B)	41,663	265,202
Cargojet, Inc.	540	56,814
Cascades, Inc.	25,515	173,875
Celestica, Inc. (A)	37,646	388,399
Celestica, Inc. (New York Stock Exchange) (A)	2,400	24,768
Centerra Gold, Inc.	82,216	372,471
CES Energy Solutions Corp.	112,004	211,497
China Gold International Resources Corp., Ltd.	90,882	258,803
CI Financial Corp.	64,152	703,384
Cogeco Communications, Inc.	5,030	307,962
Cogeco, Inc.	2,092	100,622
Colliers International Group, Inc.	624	72,689
Computer Modelling Group, Ltd.	30,133	105,541
Conifex Timber, Inc.	4,700	6,692
Copper Mountain Mining Corp. (A)(B)	59,268	65,886
Corby Spirit and Wine, Ltd.	5,444	73,617
Corus Entertainment, Inc., B Shares	72,507	204,268
Crescent Point Energy Corp.	175,935	1,336,910
Crescent Point Energy Corp. (New York Stock Exchange) (B)	20,800	157,872
Cronos Group, Inc. (A)	27,306	83,283
Denison Mines Corp. (A)(B)	277,941	393,627
Dexterra Group, Inc.	10,134	45,911
Doman Building Materials Group, Ltd. (B)	27,055	123,806
Dorel Industries, Inc., Class B	8,944	46,240
DREAM Unlimited Corp., Class A	10,815	232,135
Dundee Precious Metals, Inc.	69,633	317,056
Dynacor Group, Inc.	9,900	22,991
ECN Capital Corp.	103,129	419,316
E-L Financial Corp., Ltd.	574	414,258
Eldorado Gold Corp. (A)	61,906	341,264
Element Fleet Management Corp.	125,893	1,585,465
Endeavour Silver Corp. (A)	36,791	106,730
Endeavour Silver Corp. (New York Stock Exchange) (A)	1,400	4,060
Enerflex, Ltd.	33,374	167,461
Enerplus Corp.	91,948	1,417,008
Enghouse Systems, Ltd.	14,691	358,620
Ensign Energy Services, Inc. (A)	50,538	119,673
EQB, Inc.	8,012	321,249
Equinox Gold Corp. (A)(B)	76,791	269,545
ERO Copper Corp. (A)	17,856	169,403
Evertz Technologies, Ltd.	11,517	129,784
Exchange Income Corp. (B)	6,091	214,960
Exco Technologies, Ltd.	9,490	63,153
11	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Extendicare, Inc. (B)	31,208	$170,850
Fiera Capital Corp. (B)	26,167	181,905
Finning International, Inc.	50,484	1,087,827
Firm Capital Mortgage Investment Corp.	7,600	70,945
First Majestic Silver Corp.	74,599	544,717
First Majestic Silver Corp. (New York Stock Exchange)	3,855	28,064
First Mining Gold Corp. (A)(B)	127,000	21,274
First National Financial Corp. (B)	5,098	144,360
Fission Uranium Corp. (A)(B)	139,747	88,316
Fortuna Silver Mines, Inc. (A)(B)	102,243	236,661
Fraser Papers Holdings, Inc. (A)(C)	4,800	0
Freehold Royalties, Ltd. (B)	42,409	463,049
Frontera Energy Corp. (A)(B)	15,044	127,032
Galiano Gold, Inc. (A)(B)	31,531	15,125
Gamehost, Inc.	6,100	37,343
GDI Integrated Facility Services, Inc. (A)	4,900	173,712
Gear Energy, Ltd.	35,000	33,045
Gibson Energy, Inc.	52,959	999,622
goeasy, Ltd.	3,130	285,653
GoGold Resources, Inc. (A)(B)	53,900	73,462
GoldMining, Inc. (A)	22,500	19,873
GoldMoney, Inc. (A)(B)	18,000	20,421
Goodfood Market Corp. (A)	2,965	2,325
Gran Tierra Energy, Inc. (A)	159,029	222,799
Guardian Capital Group, Ltd., Class A	6,700	149,422
H2O Innovation, Inc. (A)	6,200	9,394
Hanfeng Evergreen, Inc. (A)(C)	3,700	6
Hardwoods Distribution, Inc.	5,491	123,421
Headwater Exploration, Inc. (A)	52,576	239,792
Heroux-Devtek, Inc. (A)	10,492	104,413
HEXO Corp. (A)(B)	10,300	2,157
High Liner Foods, Inc. (B)	6,893	70,486
HLS Therapeutics, Inc.	2,600	22,271
Home Capital Group, Inc.	13,702	291,494
Hudbay Minerals, Inc.	72,222	318,946
i-80 Gold Corp. (A)	36,858	65,951
IAMGOLD Corp. (A)(B)	171,967	205,572
IBI Group, Inc. (A)	7,200	106,080
Imperial Metals Corp. (A)(B)	22,308	44,162
Information Services Corp.	4,400	77,792
Innergex Renewable Energy, Inc.	46,841	707,956
InPlay Oil Corp. (A)	8,571	24,407
Interfor Corp. (A)	18,029	443,535
International Petroleum Corp. (A)	1,489	14,659
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	12

	Shares	Value
Canada (continued)
International Petroleum Corp. (Nasdaq Stockholm Exchange) (A)	13,624	$133,797
Jamieson Wellness, Inc. (D)	14,663	410,075
Journey Energy, Inc. (A)	6,200	27,900
KAB Distribution, Inc. (A)(C)	18,405	0
Karora Resources, Inc. (A)	39,895	86,877
K-Bro Linen, Inc.	3,186	74,110
Kelt Exploration, Ltd. (A)	60,355	289,057
Keyera Corp.	12,077	297,569
Kinaxis, Inc. (A)	3,930	453,161
Knight Therapeutics, Inc. (A)	39,220	170,217
KP Tissue, Inc. (B)	5,100	42,016
Labrador Iron Ore Royalty Corp.	18,767	417,108
Largo, Inc. (A)(B)	6,650	45,267
Lassonde Industries, Inc., Class A	1,300	112,841
Laurentian Bank of Canada	15,955	437,097
Leon’s Furniture, Ltd.	8,754	116,844
LifeWorks, Inc.	23,870	580,324
Lightspeed Commerce, Inc. (A)	9,492	181,623
Lightstream Resources, Ltd. (A)(C)	75,972	0
Linamar Corp.	14,816	700,442
Logistec Corp., Class B	400	12,183
Lucara Diamond Corp. (A)	124,430	58,740
Lundin Gold, Inc.	26,200	174,953
MAG Silver Corp. (A)	14,682	173,946
Magellan Aerospace Corp.	8,083	45,820
Mainstreet Equity Corp. (A)	1,822	167,654
Major Drilling Group International, Inc. (A)	28,074	190,245
Mandalay Resources Corp. (A)	8,000	13,401
Manitok Energy, Inc. (A)(C)	167	0
Maple Leaf Foods, Inc.	27,833	491,027
Marathon Gold Corp. (A)	15,600	20,074
Martinrea International, Inc.	26,032	205,148
Maverix Metals, Inc. (B)	13,901	46,360
MDA, Ltd. (A)	1,077	6,109
Medical Facilities Corp.	12,830	98,275
MEG Energy Corp. (A)	113,678	1,589,164
Melcor Developments, Ltd.	4,800	44,406
Methanex Corp.	21,137	763,980
Morguard Corp.	1,778	155,009
MTY Food Group, Inc.	7,815	349,409
Mullen Group, Ltd.	32,088	343,516
Neo Performance Materials, Inc.	3,800	41,867
New Gold, Inc. (A)	239,551	155,037
New Pacific Metals Corp. (A)	2,211	5,741
13	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
NFI Group, Inc. (B)	22,816	$229,315
North American Construction Group, Ltd. (B)	10,337	118,848
NuVista Energy, Ltd. (A)	69,005	567,445
Optiva, Inc. (A)	500	8,572
Orbite Technologies, Inc. (A)(C)	105,500	0
Organigram Holdings, Inc. (A)	35,200	38,058
Organigram Holdings, Inc. (Nasdaq Exchange) (A)(B)	23,600	25,252
Orla Mining, Ltd. (A)	9,200	30,752
Osisko Gold Royalties, Ltd.	51,699	500,319
Osisko Mining, Inc. (A)	102,340	197,145
Pan American Silver Corp.	13,750	204,572
Paramount Resources, Ltd., Class A	26,905	613,344
Parex Resources, Inc.	41,004	655,952
Park Lawn Corp.	12,127	262,974
Parkland Corp.	52,112	1,279,241
Pason Systems, Inc.	27,155	287,398
Peyto Exploration & Development Corp. (B)	68,868	642,352
PHX Energy Services Corp.	11,019	52,521
Pine Cliff Energy, Ltd.	23,500	33,818
Pipestone Energy Corp. (A)	12,600	46,818
Pizza Pizza Royalty Corp. (B)	10,376	103,969
Polaris Renewable Energy, Inc.	7,043	103,391
Pollard Banknote, Ltd. (B)	3,690	54,450
PolyMet Mining Corp. (A)	2,025	6,322
PrairieSky Royalty, Ltd.	61,894	843,570
Precision Drilling Corp. (A)	6,554	402,816
Premium Brands Holdings Corp.	13,707	1,018,515
Quarterhill, Inc.	40,708	58,582
Questerre Energy Corp., Class A (A)(B)	41,900	10,209
Real Matters, Inc. (A)	24,912	109,826
Recipe Unlimited Corp. (A)	5,964	89,323
RF Capital Group, Inc. (A)	1,826	20,299
Richelieu Hardware, Ltd.	18,554	496,007
Rogers Sugar, Inc.	36,711	174,701
Roots Corp. (A)(B)	3,881	9,013
Russel Metals, Inc.	21,986	475,427
Sabina Gold & Silver Corp. (A)	65,468	52,839
Sandstorm Gold, Ltd.	68,630	390,350
Sandstorm Gold, Ltd. (New York Stock Exchange)	2,700	15,282
Savaria Corp. (B)	16,877	178,748
Seabridge Gold, Inc. (A)	23,651	286,510
Secure Energy Services, Inc.	105,595	459,091
ShawCor, Ltd. (A)(B)	31,578	188,985
Sienna Senior Living, Inc. (B)	26,699	270,985
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	14

	Shares	Value
Canada (continued)
Sierra Metals, Inc. (B)	8,600	$3,863
Sierra Wireless, Inc. (A)(B)	13,360	411,273
Signal Gold, Inc. (A)(B)	9,500	2,893
SilverCrest Metals, Inc. (A)	13,258	72,380
Sleep Country Canada Holdings, Inc. (D)	13,709	276,612
SNC-Lavalin Group, Inc.	49,404	955,842
Spin Master Corp. (A)(D)	10,054	352,906
Sprott, Inc. (B)	7,899	298,735
Stantec, Inc.	3,556	168,763
Stelco Holdings, Inc.	12,962	350,858
Stella-Jones, Inc.	19,006	578,711
Superior Plus Corp. (B)	56,857	477,073
Taiga Building Products, Ltd. (A)	5,000	9,327
Tamarack Valley Energy, Ltd. (B)	99,174	316,396
Taseko Mines, Ltd. (A)(B)	98,102	102,334
Tecsys, Inc.	649	16,045
TeraGo, Inc. (A)	2,000	5,711
TerraVest Industries, Inc.	1,900	36,456
The North West Company, Inc.	20,130	521,892
Tidewater Midstream and Infrastructure, Ltd.	97,265	89,611
Timbercreek Financial Corp. (B)	29,474	181,555
Torex Gold Resources, Inc. (A)	30,780	228,503
Total Energy Services, Inc.	16,306	90,261
Touchstone Exploration, Inc. (A)(B)	10,000	10,736
TransAlta Corp. (B)	84,056	789,135
TransAlta Renewables, Inc. (B)	41,639	551,023
Transcontinental, Inc., Class A	26,952	339,837
TransGlobe Energy Corp.	5,800	19,255
TransGlobe Energy Corp. (Nasdaq Exchange)	2,724	8,989
Treasury Metals, Inc. (A)(B)	4,237	1,178
Trican Well Service, Ltd. (A)	83,926	221,741
Tricon Residential, Inc.	70,437	735,289
Triple Flag Precious Metals Corp.	900	10,964
Trisura Group, Ltd. (A)	11,693	309,653
Turquoise Hill Resources, Ltd. (A)	31,288	860,488
Uni-Select, Inc. (A)	15,096	427,012
Vecima Networks, Inc.	1,797	24,629
Vermilion Energy, Inc.	60,324	1,611,273
VersaBank	2,000	15,000
Victoria Gold Corp. (A)	4,906	29,062
Wajax Corp.	6,547	105,781
Wall Financial Corp. (A)	1,600	13,645
Waterloo Brewing, Ltd.	2,200	7,923
Wesdome Gold Mines, Ltd. (A)	52,961	309,697
15	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Western Copper & Gold Corp. (A)(B)	42,400	$53,914
Western Forest Products, Inc.	174,042	204,077
Westshore Terminals Investment Corp.	15,644	364,254
Whitecap Resources, Inc.	174,179	1,269,192
WildBrain, Ltd. (A)	20,697	42,234
Winpak, Ltd.	11,036	364,940
Yamana Gold, Inc.	291,703	1,288,215
Yellow Pages, Ltd.	4,514	43,650
Zenith Capital Corp. (A)	5,300	742
Chile 0.0%		11,115
Aclara Resources, Inc. (A)	14,806	4,171
Marimaca Copper Corp. (A)	3,200	6,944
China 0.0%		284,589
Bund Center Investment, Ltd.	55,500	21,441
Fosun Tourism Group (A)(D)	15,600	21,775
Goodbaby International Holdings, Ltd. (A)	335,000	34,055
Xingye Alloy Materials Group, Ltd. (A)	176,000	25,812
Yangzijiang Shipbuilding Holdings, Ltd.	261,900	181,506
Denmark 2.5%		14,952,147
ALK-Abello A/S (A)	43,720	812,836
Alm Brand A/S	287,180	420,791
Bang & Olufsen A/S (A)(B)	41,442	71,787
Bavarian Nordic A/S (A)(B)	23,351	879,772
Better Collective A/S (A)(B)	8,719	119,474
Brodrene Hartmann A/S (A)	865	29,966
CBrain A/S	1,665	37,693
Chemometec A/S	5,053	540,567
Columbus A/S	26,124	29,235
D/S Norden A/S	8,783	409,501
Dfds A/S	12,308	425,892
FLSmidth & Company A/S	16,644	460,708
Fluegger Group A/S	225	14,527
H Lundbeck A/S	88,986	349,475
H+H International A/S, Class B (A)	6,801	109,302
Harboes Bryggeri A/S, Class B (A)	1,452	14,357
INVISIO AB	1,949	27,087
ISS A/S (A)	47,231	826,991
Jeudan A/S (B)	3,010	111,516
Jyske Bank A/S (A)	19,215	961,805
Matas A/S	13,454	137,974
MT Hoejgaard Holding A/S (A)(B)	339	6,098
Netcompany Group A/S (A)(D)	8,898	361,789
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	16

	Shares	Value
Denmark (continued)
Nilfisk Holding A/S (A)	5,482	$122,619
NKT A/S (A)	13,131	670,299
NNIT A/S (A)(D)	4,314	38,987
North Media AS	2,487	24,233
NTG Nordic Transport Group A/S (A)(B)	3,889	150,647
Parken Sport & Entertainment A/S (A)	1,870	23,425
Per Aarsleff Holding A/S	6,442	185,255
Ringkjoebing Landbobank A/S	8,819	941,606
Royal Unibrew A/S	16,664	1,248,466
RTX A/S (A)(B)	2,997	58,302
Scandinavian Tobacco Group A/S (D)	22,645	339,366
Schouw & Company A/S	4,381	319,451
SimCorp A/S	13,331	978,468
Solar A/S, B Shares	2,213	178,918
SP Group A/S	1,662	61,654
Spar Nord Bank A/S	31,557	357,306
Sparekassen Sjaelland-Fyn A/S	3,399	74,086
Sydbank A/S	22,266	643,395
TCM Group A/S	1,441	17,486
The Drilling Company of 1972 A/S (A)	3,559	168,886
Tivoli A/S (A)	691	73,563
Topdanmark A/S	14,901	781,408
UIE PLC	5,980	159,616
Zealand Pharma A/S (A)	9,861	175,562
Faeroe Islands 0.0%		23,861
BankNordik P/F	1,415	23,861
Finland 2.2%		13,361,383
Aktia Bank OYJ	18,402	189,928
Alma Media OYJ	11,325	110,342
Anora Group OYJ	2,753	22,434
Apetit OYJ	1,524	15,695
Aspo OYJ	5,505	42,595
Atria OYJ	4,132	40,529
Bittium OYJ	10,462	50,213
Cargotec OYJ, B Shares	12,834	436,474
Caverion OYJ	33,497	163,866
Citycon OYJ (A)	21,062	149,253
Digia OYJ	7,562	51,020
Enento Group OYJ (A)(D)	5,041	125,269
EQ OYJ	1,165	26,607
Finnair OYJ (A)	205,747	84,331
Fiskars OYJ ABP	10,905	184,905
F-Secure OYJ (A)	33,411	84,059
17	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Finland (continued)
Gofore OYJ	789	$19,083
Harvia OYJ	3,999	64,780
HKScan OYJ, A Shares	11,127	12,810
Huhtamaki OYJ	29,972	1,049,538
Ilkka OYJ	9,901	37,303
Incap OYJ (A)	2,230	30,700
Kamux Corp.	8,572	52,320
Kemira OYJ	33,664	405,208
Kojamo OYJ	36,503	611,155
Konecranes OYJ	20,483	481,543
Lassila & Tikanoja OYJ	9,775	105,058
Lehto Group OYJ (A)	2,434	836
Marimekko OYJ	7,820	77,118
Metsa Board OYJ, A Shares	1,067	10,458
Metsa Board OYJ, B Shares	54,098	465,093
Musti Group OYJ (A)	8,683	171,684
Nokian Renkaat OYJ	44,842	465,383
Olvi OYJ, A Shares	4,942	169,205
Oma Saastopankki OYJ	1,470	27,312
Oriola OYJ, A Shares	8,342	16,105
Oriola OYJ, B Shares	42,174	80,018
Orion OYJ, Class A	8,076	364,977
Orion OYJ, Class B	32,907	1,492,013
Outokumpu OYJ	111,348	446,503
Pihlajalinna OYJ	1,502	15,371
Ponsse OYJ	3,645	96,340
QT Group OYJ (A)	3,412	172,991
Raisio OYJ, V Shares	46,629	101,604
Rapala VMC OYJ	5,592	27,732
Revenio Group OYJ	6,747	305,208
Rovio Entertainment OYJ (D)	5,234	31,499
Sanoma OYJ	27,196	370,932
Taaleri OYJ	2,201	21,483
Talenom OYJ	1,935	21,103
Teleste OYJ	3,860	14,997
Terveystalo OYJ (D)	24,763	219,990
TietoEVRY OYJ	26,058	666,787
Tokmanni Group Corp.	16,285	194,426
Uponor OYJ	18,114	271,427
Vaisala OYJ, A Shares	6,527	288,142
Valmet OYJ	46,680	1,183,220
Verkkokauppa.com OYJ	6,156	22,916
Wartsila OYJ ABP	83,858	691,433
WithSecure OYJ (A)	33,411	56,104
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	18

	Shares	Value
Finland (continued)
YIT OYJ	47,048	$153,955
France 4.3%		26,471,032
ABC arbitrage	8,505	60,088
AKWEL	3,921	70,887
ALD SA (D)	32,153	349,967
Altamir	5,040	124,952
Alten SA	5,952	731,806
Assystem SA	2,475	91,041
Atos SE (A)	3,283	33,124
Aubay	2,888	141,388
Axway Software SA	2,311	48,731
Bastide le Confort Medical	1,540	54,297
Beneteau SA	14,545	155,068
Bigben Interactive	4,952	60,569
Boiron SA	1,866	86,854
Bonduelle SCA	5,347	69,051
Bourbon Corp. (A)(C)	1,464	0
Burelle SA	69	35,173
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	121	6,104
Casino Guichard Perrachon SA (A)(B)	10,362	134,281
Catana Group	5,106	31,557
Catering International Services	1,089	9,574
CBo Territoria	8,257	30,026
Cegedim SA	1,780	35,549
CGG SA (A)	244,859	231,532
Chargeurs SA	6,722	100,731
Cie des Alpes (A)	8,668	137,127
Cie Plastic Omnium SA	19,624	363,872
Coface SA	37,203	372,012
Derichebourg SA	34,102	191,841
Ekinops SAS (A)	3,234	22,715
Electricite de Strasbourg SA	351	35,988
Elior Group SA (A)(D)	50,304	160,920
Elis SA	62,088	793,980
Equasens	1,066	82,589
Eramet SA	3,319	281,398
Etablissements Maurel et Prom SA	21,880	110,737
Eurazeo SE	11,262	672,570
Eutelsat Communications SA	56,721	513,045
Exel Industries, A Shares	466	20,500
Faurecia SE (A)	40,348	578,618
Fnac Darty SA	5,986	201,537
Gaumont SA (A)	489	52,429
Gaztransport Et Technigaz SA	7,495	954,150
19	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
France (continued)
GEA	126	$11,520
Genfit (A)	1,923	8,142
GL Events (A)	4,018	67,706
Groupe Crit	1,108	66,363
Guerbet	2,565	49,721
Guillemot Corp.	834	11,632
Haulotte Group SA	3,951	13,240
HEXAOM	1,083	30,782
ID Logistics Group (A)	889	248,728
Imerys SA	9,160	265,056
Infotel SA	1,194	59,987
Ipsen SA	198	18,976
IPSOS	16,827	764,471
Jacquet Metals SACA	4,531	71,743
JCDecaux SA (A)	22,190	307,699
Kaufman & Broad SA	5,431	128,623
Korian SA	23,528	299,822
Laurent-Perrier	1,118	112,798
Lectra	6,803	221,804
Linedata Services	1,472	52,488
LISI	7,678	162,600
LNA Sante SA	2,041	61,702
Lumibird (A)(B)	2,328	48,215
Maisons du Monde SA (D)	12,286	117,597
Manitou BF SA	4,533	74,635
Manutan International	906	63,191
Mersen SA	6,826	201,870
Metropole Television SA	10,149	125,282
Nacon SA (A)(B)	2,227	10,764
Neurones	554	20,865
Nexans SA	8,590	784,842
Nexity SA	13,856	310,249
Nicox (A)	6,072	11,780
NRJ Group	6,595	41,944
Oeneo SA (B)	4,715	75,744
OL Groupe SA (A)	3,929	11,564
Onxeo SA (A)	2,056	687
Orpea SA (A)	5,710	124,232
Plastivaloire	1,440	6,527
Quadient SA	12,777	216,429
Recylex SA (A)(C)	4,454	8,272
Rexel SA (A)	87,031	1,413,560
Robertet SA	76	68,177
Rothschild & Company	12,415	442,004
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	20

	Shares	Value
France (continued)
Rubis SCA	30,156	$710,888
Samse SA	285	49,662
Savencia SA	1,501	86,546
SCOR SE	48,717	806,185
Seche Environnement SA	1,539	123,030
SMCP SA (A)(D)	9,812	53,735
Societe BIC SA	9,132	519,489
Societe LDC SA	493	47,554
Societe pour l’Informatique Industrielle	2,435	118,163
SOITEC (A)	6,568	927,643
Solocal Group (A)(B)	47,008	47,438
Somfy SA	2,576	284,964
Sopra Steria Group SACA	5,309	732,832
SPIE SA	42,580	927,030
Stef SA	1,253	115,766
Synergie SE	3,038	83,589
Technicolor SA (A)	48,151	149,684
Technip Energies NV	35,184	439,896
Television Francaise 1	16,840	106,797
Thermador Groupe	2,187	169,017
Tikehau Capital SCA (B)	9,962	242,727
Trigano SA	2,880	249,335
Ubisoft Entertainment SA (A)	21,462	989,726
Union Financiere de France BQE SA	2,005	30,206
Valeo	57,404	1,096,519
Vallourec SA (A)	38,555	401,367
Verallia SA (D)	16,925	388,028
Vetoquinol SA	1,307	151,824
Vicat SA	6,848	173,295
VIEL & Cie SA	6,888	37,368
Vilmorin & Cie SA	2,260	97,112
Virbac SA	1,414	524,221
Voltalia SA (A)	756	16,190
Vranken-Pommery Monopole SA	923	15,896
Wavestone	2,034	94,729
Xilam Animation SA (A)	268	10,170
Gabon 0.0%		40,896
Totalenergies EP Gabon	243	40,896
Georgia 0.1%		450,899
Bank of Georgia Group PLC	13,173	305,926
Georgia Capital PLC (A)	5,972	47,383
TBC Bank Group PLC	4,740	97,590
21	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Germany 5.3%		$32,611,817
1&1 AG	13,559	217,925
7C Solarparken AG	13,369	71,955
Aareal Bank AG	24,051	797,376
Adesso SE	836	101,297
AIXTRON SE	18,245	427,580
All for One Group SE	784	38,823
Allgeier SE	2,876	87,462
Amadeus Fire AG	1,891	188,646
Atoss Software AG	1,254	166,350
Aurubis AG	11,167	676,126
Auto1 Group SE (A)(D)	3,766	39,451
Basler AG	3,699	91,277
Bauer AG (A)	7,205	63,240
BayWa AG	6,365	275,368
Bechtle AG	12,744	488,219
Bertrandt AG	2,111	72,054
Bijou Brigitte AG (A)	1,764	57,959
Bilfinger SE	12,863	381,921
Borussia Dortmund GmbH & Company KGaA (A)(B)	29,529	115,690
CANCOM SE	12,396	347,150
CECONOMY AG	59,337	85,850
CENIT AG	2,412	36,252
Cewe Stiftung & Company KGAA	2,024	160,042
CompuGroup Medical SE & Company KGaA	8,422	316,753
CropEnergies AG	9,512	155,832
CTS Eventim AG & Company KGaA (A)	10,391	558,661
Data Modul AG	635	33,468
Dermapharm Holding SE	5,071	235,209
Deutsche Beteiligungs AG	4,967	138,919
Deutsche Pfandbriefbank AG (D)	59,817	516,233
Deutz AG	41,092	154,741
DIC Asset AG	14,590	149,350
DMG Mori AG	587	24,175
Dr. Hoenle AG (B)	1,598	31,686
Draegerwerk AG & Company KGaA	1,198	48,427
Duerr AG	17,784	391,727
Eckert & Ziegler Strahlen- und Medizintechnik AG	4,771	188,006
Elmos Semiconductor SE	2,401	101,856
ElringKlinger AG	9,007	63,214
Encavis AG	33,008	705,428
Energiekontor AG	1,828	160,579
EuroEyes International Eye Clinic, Ltd.	14,000	9,416
Fielmann AG	6,964	258,794
First Sensor AG	144	8,471
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	22

	Shares	Value
Germany (continued)
flatexDEGIRO AG (A)	8,505	$81,845
FORTEC Elektronik AG	601	15,201
Fraport AG Frankfurt Airport Services Worldwide (A)	9,599	415,052
Freenet AG	48,936	1,066,624
Fuchs Petrolub SE	9,623	224,268
GEA Group AG	7,237	251,753
Gerresheimer AG	10,784	564,103
Gesco AG	3,651	92,114
GFT Technologies SE	6,077	202,018
GK Software SE (A)	156	19,115
GRENKE AG	1,670	40,154
H&R GmbH & Company KGaA (A)	6,074	38,563
Hamburger Hafen und Logistik AG	9,289	113,606
Hawesko Holding AG	828	34,101
Heidelberger Druckmaschinen AG (A)(B)	90,943	132,621
Hensoldt AG	9,871	219,515
HOCHTIEF AG	6,585	325,121
Hornbach Holding AG & Company KGaA	4,326	305,140
HUGO BOSS AG	17,803	970,307
Hypoport SE (A)	864	168,721
Indus Holding AG	7,265	162,181
Instone Real Estate Group SE (B)(D)	13,507	119,565
IVU Traffic Technologies AG	1,803	26,973
Jenoptik AG	18,413	389,663
JOST Werke AG (D)	4,614	171,002
K+S AG	75,632	1,723,024
Kloeckner & Company SE	27,626	249,309
Koenig & Bauer AG (A)	4,359	50,813
Krones AG	4,313	355,196
KSB SE & Company KGaA	73	28,168
KWS Saat SE & Company KGaA	4,093	249,044
LANXESS AG	28,186	951,044
Leifheit AG	2,841	44,280
Leoni AG (A)	9,448	66,217
Manz AG (A)(B)	1,315	36,024
Mediclin AG (A)	8,179	26,266
Medigene AG (A)	6,493	15,332
METRO AG (A)	33,723	268,475
MLP SE	22,937	126,679
Nagarro SE (A)(B)	2,762	277,558
New Work SE	1,026	122,306
Nexus AG	5,695	285,454
Nordex SE (A)(B)	40,220	386,742
Norma Group SE	11,109	174,675
23	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Germany (continued)
OHB SE	2,007	$71,279
PATRIZIA AG	15,691	198,387
Pfeiffer Vacuum Technology AG	1,271	167,736
PNE AG	16,489	272,982
Progress-Werk Oberkirch AG	386	11,017
ProSiebenSat.1 Media SE	61,649	476,543
PSI Software AG	3,728	88,243
PVA TePla AG (A)	5,294	88,923
q.beyond AG (A)	40,232	39,758
R Stahl AG (A)	823	11,150
Rheinmetall AG	15,969	2,535,009
SAF-Holland SE	14,787	117,670
Salzgitter AG	13,156	323,436
Scout24 SE (D)	18,728	1,078,981
Secunet Security Networks AG	413	89,868
SGL Carbon SE (A)	17,099	116,207
Siltronic AG	7,643	523,758
Sirius Real Estate, Ltd.	298,315	281,409
Sixt SE (B)	4,201	410,806
SMA Solar Technology AG (A)(B)	3,558	179,022
Software AG (B)	17,078	464,529
STRATEC SE (B)	2,573	219,313
Stroeer SE & Company KGaA	8,491	360,854
Suedzucker AG	21,966	301,225
SUESS MicroTec SE (B)	6,541	81,003
Surteco Group SE	2,163	55,410
Syzygy AG	471	2,683
TAG Immobilien AG	46,798	431,736
Takkt AG (B)	15,103	152,987
TeamViewer AG (A)(D)	28,192	282,118
Technotrans SE	2,893	78,537
thyssenkrupp AG (A)	102,953	574,261
Traffic Systems SE	2,239	47,361
United Internet AG	3,479	78,697
Varta AG (B)	4,004	280,910
VERBIO Vereinigte BioEnergie AG	6,636	425,919
Vitesco Technologies Group AG (A)	2,257	110,222
Vivoryon Therapeutics NV (A)	1,006	7,403
Vossloh AG	3,151	107,736
Wacker Neuson SE	10,307	170,642
Washtec AG	3,833	153,720
Westwing Group SE (A)	3,087	19,349
Wuestenrot & Wuerttembergische AG	10,450	170,175
Zeal Network SE (B)	4,328	127,953
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	24

	Shares	Value
Gibraltar 0.0%		$159,806
888 Holdings PLC	111,653	159,806
Greece 0.0%		46,671
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (A)(C)	1,810	34
Okeanis Eco Tankers Corp. (A)(D)	3,343	46,637
TT Hellenic Postbank SA (A)(C)	20,725	0
Greenland 0.0%		25,773
GronlandsBANKEN A/S	313	25,773
Hong Kong 2.3%		13,864,517
3D-Gold Jewellery Holdings, Ltd. (A)(C)	310,000	0
Aeon Credit Service Asia Company, Ltd.	60,000	37,925
Aidigong Maternal & Child Health, Ltd. (A)	588,000	37,371
Allied Group, Ltd.	360,000	100,789
Analogue Holdings, Ltd.	44,000	7,682
APAC Resources, Ltd.	218,605	29,213
Apollo Future Mobility Group, Ltd. (A)	1,040,000	43,580
Asia Financial Holdings, Ltd.	94,000	40,934
Asia Standard International Group, Ltd. (A)	236,000	15,632
Asiasec Properties, Ltd.	103,000	4,865
ASMPT, Ltd.	81,900	634,349
Associated International Hotels, Ltd.	26,000	35,778
BOCOM International Holdings Company, Ltd.	346,000	22,918
BOE Varitronix, Ltd.	75,000	171,082
Bright Smart Securities & Commodities Group, Ltd.	56,000	8,967
Brightoil Petroleum Holdings, Ltd. (A)(C)	563,000	61,869
Build King Holdings, Ltd.	150,000	14,316
Burwill Holdings, Ltd. (A)(C)	1,216,000	4,958
Cafe de Coral Holdings, Ltd.	100,000	143,169
Cathay Pacific Airways, Ltd. (A)	65,000	67,376
Century City International Holdings, Ltd. (A)	452,000	17,818
Chen Hsong Holdings	40,000	9,824
Chevalier International Holdings, Ltd.	45,524	49,777
China Baoli Technologies Holdings, Ltd. (A)	51,750	1,000
China Best Group Holding, Ltd. (A)	210,000	16,578
China Display Optoelectronics Technology Holdings, Ltd. (A)	344,000	18,363
China Energy Development Holdings, Ltd. (A)	2,938,000	60,146
China Motor Bus Company, Ltd.	6,400	66,028
China Solar Energy Holdings, Ltd. (A)(C)	127,000	0
China Star Entertainment, Ltd. (A)	488,000	49,642
China Strategic Holdings, Ltd. (A)	4,597,500	18,083
Chinese Estates Holdings, Ltd. (A)	183,500	53,902
Chinney Investments, Ltd.	36,000	6,425
Chow Sang Sang Holdings International, Ltd.	107,000	120,464
25	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Chuang’s China Investments, Ltd.	210,000	$11,880
Chuang’s Consortium International, Ltd.	340,021	45,488
CITIC Telecom International Holdings, Ltd.	476,000	164,346
CMBC Capital Holdings, Ltd.	42,750	9,242
C-Mer Eye Care Holdings, Ltd. (A)	114,000	58,245
Convoy Global Holdings, Ltd. (A)(C)	630,000	9,070
Cowell e Holdings, Inc. (A)	35,000	70,945
Crystal International Group, Ltd. (D)	51,500	17,291
CSI Properties, Ltd.	1,976,333	43,992
Dah Sing Banking Group, Ltd.	137,648	106,887
Dah Sing Financial Holdings, Ltd.	46,744	124,447
Dickson Concepts International, Ltd.	63,500	30,164
Digital Domain Holdings, Ltd. (A)	190,000	9,058
DMX Technologies Group, Ltd. (A)(C)	34,000	0
Dynamic Holdings, Ltd.	44,000	50,305
Eagle Nice International Holdings, Ltd.	46,000	25,741
EC Healthcare	82,000	57,623
EcoGreen International Group, Ltd. (C)	76,000	16,558
EganaGoldpfeil Holdings, Ltd. (A)(C)	131,750	0
Emperor Capital Group, Ltd. (A)	1,143,000	8,740
Emperor Entertainment Hotel, Ltd.	185,000	10,585
Emperor International Holdings, Ltd.	508,250	42,037
Emperor Watch & Jewellery, Ltd.	1,270,000	22,872
Energy International Investments Holdings, Ltd. (A)	700,000	4,988
ENM Holdings, Ltd. (A)	368,000	24,820
Esprit Holdings, Ltd. (A)	525,375	65,270
Fairwood Holdings, Ltd.	30,500	50,500
Far East Consortium International, Ltd.	356,337	112,933
First Pacific Company, Ltd.	618,000	238,322
Fountain SET Holdings, Ltd.	188,000	23,934
FSE Lifestyle Services, Ltd.	13,000	8,290
Fullwealth International Group Holdings, Ltd. (A)	40,000	10,599
GDH Guangnan Holdings, Ltd.	108,000	8,947
Genting Hong Kong, Ltd. (A)	550,000	9,350
Giordano International, Ltd.	389,708	90,681
Glorious Sun Enterprises, Ltd.	146,000	14,525
Gold Peak Technology Group, Ltd. (A)	90,000	7,110
Golden Resources Development International, Ltd.	298,000	18,202
Gold-Finance Holdings, Ltd. (A)(C)	214,000	0
Good Resources Holdings, Ltd. (A)(C)	270,000	805
GR Properties, Ltd. (A)	184,000	25,568
Great Eagle Holdings, Ltd.	63,874	139,792
G-Resources Group, Ltd.	178,080	43,159
Guotai Junan International Holdings, Ltd.	744,600	74,707
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	26

	Shares	Value
Hong Kong (continued)
Haitong International Securities Group, Ltd.	715,316	$79,141
Hang Lung Group, Ltd.	197,000	333,197
Hanison Construction Holdings, Ltd.	143,631	21,019
Harbour Centre Development, Ltd. (A)	37,500	32,964
HKBN, Ltd.	216,000	206,346
HKR International, Ltd.	361,840	119,278
Hon Kwok Land Investment Company, Ltd.	64,000	20,220
Hong Kong Ferry Holdings Company, Ltd.	64,000	55,872
Hong Kong Technology Venture Company, Ltd.	130,000	98,286
Hong Kong Technology Venture Company, Ltd., ADR	1,717	26,201
Hongkong Chinese, Ltd.	224,000	18,301
Hsin Chong Group Holdings, Ltd. (A)(C)	736,000	32,821
Huobi Technology Holdings, Ltd. (A)	18,500	9,578
Hutchison Port Holdings Trust	1,279,000	274,445
Hutchison Telecommunications Hong Kong Holdings, Ltd.	516,000	76,210
Hypebeast, Ltd. (A)	120,000	12,515
Hysan Development Company, Ltd.	160,000	450,919
Imagi International Holdings, Ltd. (A)	69,281	3,207
International Housewares Retail Company, Ltd.	95,000	35,069
IPE Group, Ltd. (A)	220,000	20,397
IRC, Ltd. (A)	1,194,000	20,483
ITC Properties Group, Ltd.	136,252	17,702
Jacobson Pharma Corp., Ltd.	176,000	20,163
Johnson Electric Holdings, Ltd.	114,253	134,941
K Wah International Holdings, Ltd.	295,000	111,252
Kader Holdings Company, Ltd. (A)	14,000	771
Karrie International Holdings, Ltd.	180,000	31,580
Keck Seng Investments Hong Kong, Ltd.	19,000	5,798
Kerry Logistics Network, Ltd.	237,500	522,155
Kerry Properties, Ltd.	143,000	329,693
Kingmaker Footwear Holdings, Ltd.	54,000	6,851
Kingston Financial Group, Ltd. (A)	174,000	4,988
Kowloon Development Company, Ltd.	106,000	123,779
Kwoon Chung Bus Holdings, Ltd. (A)	20,000	4,734
Lai Sun Development Company, Ltd. (A)	127,179	71,184
Lai Sun Garment International, Ltd. (A)	46,846	28,724
Landsea Green Management, Ltd. (A)	404,000	8,234
Langham Hospitality Investments, Ltd.	464,250	54,306
Lerthai Group, Ltd. (A)(C)	18,000	2,041
Lifestyle International Holdings, Ltd. (A)	158,500	92,765
Lippo China Resources, Ltd.	1,028,000	13,100
Lippo, Ltd.	31,250	11,187
Liu Chong Hing Investment, Ltd.	76,000	68,770
Luk Fook Holdings International, Ltd.	107,000	273,521
27	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Lung Kee Bermuda Holdings, Ltd.	48,000	$16,318
Man Wah Holdings, Ltd.	450,400	355,929
Mandarin Oriental International, Ltd. (A)	48,800	100,048
Mason Group Holdings, Ltd. (A)	9,029,000	27,636
Melco International Development, Ltd. (A)	199,000	130,736
MH Development, Ltd. (A)(C)	124,000	8,247
Midland Holdings, Ltd. (A)	54,000	4,734
Miramar Hotel & Investment	86,000	147,485
Modern Dental Group, Ltd.	107,000	30,481
National Electronics Holdings	88,000	11,344
National United Resources Holdings, Ltd. (A)	109,000	1,967
Nissin Foods Company, Ltd.	91,000	72,947
NWS Holdings, Ltd.	372,000	357,866
Oriental Watch Holdings	134,378	76,735
Oshidori International Holdings, Ltd. (A)	1,540,200	55,829
Pacific Andes International Holdings, Ltd. (A)(C)	2,171,305	0
Pacific Basin Shipping, Ltd.	1,377,000	488,739
Pacific Century Premium Developments, Ltd. (A)	32,400	1,709
Pacific Textiles Holdings, Ltd.	270,000	101,396
Paliburg Holdings, Ltd. (A)	101,380	24,127
Paradise Entertainment, Ltd. (A)	176,000	15,894
PC Partner Group, Ltd. (B)	56,000	53,239
PCCW, Ltd.	662,773	331,789
Peace Mark Holdings, Ltd. (A)(C)	180,000	0
Perfect Medical Health Management, Ltd.	121,000	61,874
Pico Far East Holdings, Ltd.	254,000	34,893
Playmates Holdings, Ltd.	640,000	52,957
Plover Bay Technologies, Ltd.	88,000	27,753
PT International Development Company, Ltd. (A)	453,327	12,140
Public Financial Holdings, Ltd.	126,000	37,526
Regal Hotels International Holdings, Ltd. (A)	117,200	46,229
Regina Miracle International Holdings, Ltd. (D)	67,000	41,463
Sa Sa International Holdings, Ltd. (A)	262,000	42,605
SAS Dragon Holdings, Ltd.	84,000	40,646
SEA Holdings, Ltd.	68,484	43,437
Shangri-La Asia, Ltd. (A)	298,000	237,714
Shenwan Hongyuan HK, Ltd. (A)	90,000	6,516
Shun Tak Holdings, Ltd. (A)	455,250	75,814
Singamas Container Holdings, Ltd.	270,000	25,011
SJM Holdings, Ltd. (A)	540,000	188,302
SmarTone Telecommunications Holdings, Ltd.	73,089	39,113
Solomon Systech International, Ltd.	266,000	22,606
Soundwill Holdings, Ltd.	39,500	36,154
Stella International Holdings, Ltd.	131,000	152,817
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	28

	Shares	Value
Hong Kong (continued)
Sun Hung Kai & Company, Ltd.	129,318	$59,601
SUNeVision Holdings, Ltd.	173,000	113,341
TAI Cheung Holdings, Ltd.	115,000	66,449
Tan Chong International, Ltd.	63,000	15,250
Television Broadcasts, Ltd. (A)	105,800	53,489
Texhong Textile Group, Ltd.	42,000	39,461
Texwinca Holdings, Ltd.	264,000	46,933
The Bank of East Asia, Ltd.	115,407	145,402
The Hongkong & Shanghai Hotels, Ltd. (A)	116,523	104,385
The United Laboratories International Holdings, Ltd.	308,500	149,340
Town Health International Medical Group, Ltd.	308,000	19,594
Tradelink Electronic Commerce, Ltd.	186,000	22,275
Transport International Holdings, Ltd.	86,278	118,985
Up Energy Development Group, Ltd. (A)(C)	898,000	1,476
Upbest Group, Ltd.	8,000	708
Value Partners Group, Ltd.	295,000	86,524
Valuetronics Holdings, Ltd.	125,150	47,406
Vedan International Holdings, Ltd.	168,000	13,295
Vitasoy International Holdings, Ltd. (A)(B)	194,000	303,807
VPower Group International Holdings, Ltd. (D)	201,361	20,901
VSTECS Holdings, Ltd.	188,400	124,555
VTech Holdings, Ltd.	41,800	284,258
Wai Kee Holdings, Ltd.	72,000	24,671
Wang On Group, Ltd.	1,780,000	14,522
Wealthking Investments, Ltd. (A)	376,000	23,585
Wing On Company International, Ltd.	28,000	57,079
Wing Tai Properties, Ltd.	118,000	58,295
YTO Express Holdings, Ltd.	30,000	9,176
Yue Yuen Industrial Holdings, Ltd.	237,500	354,119
Yunfeng Financial Group, Ltd. (A)	46,000	7,315
Zensun Enterprises, Ltd. (A)	107,000	33,782
Zhaobangji Properties Holdings, Ltd. (A)	632,000	40,224
Ireland 0.7%		4,306,875
AIB Group PLC	60,458	137,145
Bank of Ireland Group PLC (B)	97,347	599,811
Bank of Ireland Group PLC (London Stock Exchange)	215,337	1,297,863
C&C Group PLC (A)	147,926	295,386
Cairn Homes PLC	93,903	93,654
COSMO Pharmaceuticals NV	1,718	90,804
Dalata Hotel Group PLC (A)	31,506	110,355
Datalex PLC (A)	4,738	2,554
FBD Holdings PLC	8,155	83,219
Glanbia PLC	36,506	464,581
29	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Ireland (continued)
Glenveagh Properties PLC (A)(D)	91,625	$93,259
Grafton Group PLC, CHESS Depositary Interest	72,434	608,010
Greencore Group PLC (A)	189,388	187,156
Hostelworld Group PLC (A)(D)	11,005	10,593
Irish Continental Group PLC	31,699	132,812
Keywords Studios PLC	2,560	73,781
Permanent TSB Group Holdings PLC (A)	16,886	25,892
Isle of Man 0.1%		662,354
Playtech PLC (A)	117,955	612,286
Strix Group PLC	29,122	50,068
Israel 1.9%		11,389,809
Abra Information Technologies, Ltd. (A)	12,456	15,732
Adgar Investment and Development, Ltd.	21,013	45,379
Afcon Holdings, Ltd.	677	33,341
AFI Properties, Ltd.	4,473	221,067
Africa Israel Residences, Ltd.	1,267	66,929
Airport City, Ltd. (A)	1	11
Allot, Ltd. (A)	10,164	45,529
Alrov Properties and Lodgings, Ltd.	2,069	119,366
Arad, Ltd.	2,993	43,781
Ashtrom Group, Ltd.	13,226	336,607
AudioCodes, Ltd.	5,373	119,549
Aura Investments, Ltd.	38,484	74,667
Automatic Bank Services, Ltd.	2,098	12,437
Avgol Industries 1953, Ltd. (A)(B)	33,538	24,218
Azorim-Investment Development & Construction Company, Ltd.	18,584	75,967
Bet Shemesh Engines Holdings 1997, Ltd. (A)	2,169	63,171
BioLine RX, Ltd. (A)	56,614	5,673
Blue Square Real Estate, Ltd.	1,082	93,483
Brainsway, Ltd. (A)	2,776	5,885
Camtek, Ltd. (A)	1,190	31,935
Carasso Motors, Ltd.	10,045	63,518
Castro Model, Ltd.	307	8,610
Cellcom Israel, Ltd. (A)	31,945	199,840
Ceragon Networks, Ltd. (A)	14,289	31,579
Clal Insurance Enterprises Holdings, Ltd. (A)	12,711	274,473
Compugen, Ltd. (A)	2,812	3,295
Danel Adir Yeoshua, Ltd.	1,042	127,278
Delek Automotive Systems, Ltd.	14,507	223,709
Delek Group, Ltd. (A)	2,792	484,932
Delta Galil Industries, Ltd.	2,564	136,023
Dor Alon Energy in Israel 1988, Ltd.	2,265	86,303
Duniec Brothers, Ltd.	397	25,833
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	30

	Shares	Value
Israel (continued)
Electra Consumer Products 1970, Ltd.	2,312	$106,886
Electra Real Estate, Ltd.	4,387	77,093
Electra, Ltd.	365	231,673
Ellomay Capital, Ltd. (A)	420	10,975
Elron Ventures, Ltd. (A)	7,485	22,140
Energix-Renewable Energies, Ltd.	1	3
Enlight Renewable Energy, Ltd. (A)	49,221	120,129
Equital, Ltd. (A)	7,225	268,336
First International Bank of Israel, Ltd.	1	28
FMS Enterprises Migun, Ltd.	748	25,473
Formula Systems 1985, Ltd.	2,659	264,109
Fox Wizel, Ltd.	1,320	191,609
Gav-Yam Lands Corp., Ltd.	27,831	283,251
Gilat Satellite Networks, Ltd. (A)	5,281	34,319
Gilat Satellite Networks, Ltd. (New York Stock Exchange) (A)	759	4,979
Globrands, Ltd.	85	9,569
Hamat Group, Ltd.	2,143	21,757
Harel Insurance Investments & Financial Services, Ltd.	36,217	411,786
Hilan, Ltd.	3,350	203,834
IDI Insurance Company, Ltd.	2,440	79,637
IES Holdings, Ltd.	762	69,056
Ilex Medical, Ltd.	1,319	31,162
Infinya, Ltd.	1,499	152,034
Inrom Construction Industries, Ltd.	29,233	136,245
Isracard, Ltd.	37,464	124,707
Israel Canada T.R, Ltd.	28,087	115,970
Israel Land Development - Urban Renewal, Ltd.	6,186	110,237
Isras Investment Company, Ltd.	423	101,315
Issta Lines, Ltd.	1,875	56,550
Kamada, Ltd. (A)	7,673	38,138
Kardan Real Estate Enterprise & Development, Ltd.	5,870	6,979
Kerur Holdings, Ltd.	1,291	31,755
Klil Industries, Ltd.	300	27,703
Levinstein Properties, Ltd.	1,350	43,831
M Yochananof & Sons, Ltd.	1,229	77,308
Magic Software Enterprises, Ltd.	6,930	118,994
Malam - Team, Ltd.	2,400	57,541
Matrix IT, Ltd.	8,917	234,014
Maytronics, Ltd.	2,944	42,296
Mediterranean Towers, Ltd.	22,244	72,065
Mega Or Holdings, Ltd.	5,212	180,269
Mehadrin, Ltd. (A)	167	8,011
Meitav Dash Investments, Ltd. (A)	7,033	33,509
Menora Mivtachim Holdings, Ltd. (A)	6,228	143,455
31	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Israel (continued)
Migdal Insurance & Financial Holdings, Ltd.	80,532	$133,059
Mivne Real Estate KD, Ltd.	1	2
Mivtach Shamir Holdings, Ltd.	1,455	40,307
Mizrahi Tefahot Bank, Ltd.	1	28
Naphtha Israel Petroleum Corp., Ltd. (A)	14,316	86,192
Nawi Brothers, Ltd.	4,915	43,455
Neto Malinda Trading, Ltd. (A)	532	20,602
Neto ME Holdings, Ltd.	616	33,000
Novolog, Ltd.	76,556	73,853
NR Spuntech Industries, Ltd. (A)	7,555	10,765
Oil Refineries, Ltd.	526,893	226,246
One Software Technologies, Ltd.	10,156	187,236
Palram Industries 1990, Ltd.	865	11,148
Partner Communications Company, Ltd. (A)	49,065	424,371
Paz Oil Company, Ltd. (A)	3,428	449,315
Peninsula Group, Ltd.	11,513	7,702
Perion Network, Ltd. (A)	9,594	195,187
Plasson Industries, Ltd.	710	42,078
Plus500, Ltd.	30,141	593,958
Prashkovsky Investments & Construction, Ltd.	929	31,055
Priortech, Ltd. (A)	2,299	60,378
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,831	141,703
Raval Ics, Ltd.	11,596	16,172
Sano-Brunos Enterprises, Ltd.	577	50,063
Scope Metals Group, Ltd.	2,885	144,621
Shikun & Binui, Ltd. (A)	1	3
Shufersal, Ltd.	7,608	52,105
Summit Real Estate Holdings, Ltd.	11,364	214,243
Suny Cellular Communication, Ltd.	18,682	10,193
Tadiran Group, Ltd.	674	113,613
Tamar Petroleum, Ltd. (D)	13,687	44,263
Tel Aviv Stock Exchange, Ltd.	15,875	75,494
Telsys, Ltd.	899	53,966
Tera Light, Ltd. (A)	11,021	21,096
Tiv Taam Holdings 1, Ltd.	11,851	29,561
Tower Semiconductor, Ltd. (A)	1	30
Tremor International, Ltd. (A)(B)	17,934	68,493
Tremor International, Ltd., ADR (A)	1,500	11,490
Victory Supermarket Chain, Ltd. (A)	2,484	38,748
YD More Investments, Ltd.	4,219	15,225
YH Dimri Construction & Development, Ltd.	1,740	137,940
Italy 3.1%		19,008,512
A2A SpA	483,924	542,259
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	32

	Shares	Value
Italy (continued)
ACEA SpA	13,366	$160,054
Aeffe SpA (A)	16,597	23,707
Anima Holding SpA (D)	87,266	296,546
Aquafil SpA	5,089	31,118
Arnoldo Mondadori Editore SpA	41,391	67,574
Ascopiave SpA	22,706	58,815
Autogrill SpA (A)	7,745	50,798
Autostrade Meridionali SpA	562	20,905
Avio SpA	6,136	84,613
Azimut Holding SpA	32,492	517,601
Banca Generali SpA (A)	18,595	491,569
Banca IFIS SpA	9,421	112,494
Banca Mediolanum SpA	67,236	428,442
Banca Monte dei Paschi di Siena SpA (A)	1,513	480
Banca Popolare di Sondrio SpA	185,374	593,624
Banca Profilo SpA	121,842	23,410
Banca Sistema SpA (D)	14,130	21,935
Banco BPM SpA	532,763	1,322,767
Banco di Desio e della Brianza SpA	13,389	40,879
BasicNet SpA	3,403	18,236
Be Shaping the Future SpA	26,372	89,855
BF SpA	5,823	20,801
BFF Bank SpA (D)	39,421	249,534
Biesse SpA	376	4,774
BPER Banca	303,316	456,082
Brembo SpA	42,382	388,690
Brunello Cucinelli SpA	10,679	553,087
Buzzi Unicem SpA	29,399	491,723
Cairo Communication SpA	21,855	33,972
Carel Industries SpA (D)	9,561	204,899
Cementir Holding NV	17,059	98,811
CIR SpA-Compagnie Industriali (A)	318,454	133,662
Credito Emiliano SpA	37,888	219,039
Danieli & C Officine Meccaniche SpA	4,189	77,003
Danieli & C Officine Meccaniche SpA, Savings Shares	10,755	136,671
De’ Longhi SpA	21,515	375,789
DeA Capital SpA (A)	30,974	34,151
Digital Bros SpA	631	15,563
doValue SpA (D)	7,649	43,813
Elica SpA (A)	10,005	30,003
Emak SpA	21,737	24,348
Enav SpA (A)(D)	23,052	95,300
ERG SpA	19,318	612,242
Esprinet SpA	11,933	81,171
33	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Italy (continued)
Eurotech SpA (A)	9,022	$26,699
Fila SpA	3,770	28,446
Fincantieri SpA (A)(B)	193,472	96,993
FNM SpA (A)(B)	72,366	31,055
Garofalo Health Care SpA (A)	6,031	25,066
Gefran SpA	1,600	14,197
Geox SpA (A)	22,422	17,403
Gruppo MutuiOnline SpA	9,754	240,677
Hera SpA	263,262	659,441
Illimity Bank SpA (A)	18,559	157,980
IMMSI SpA	75,963	29,196
Intek Group SpA (A)	66,972	38,039
Interpump Group SpA	3,693	130,329
Iren SpA	217,224	327,352
Italgas SpA	179,397	922,766
Italmobiliare SpA	5,244	145,429
Juventus Football Club SpA (A)	221,849	80,230
Leonardo SpA	144,633	1,183,653
LU-VE SpA	2,562	53,472
Maire Tecnimont SpA	49,836	126,475
MFE-MediaForEurope NV, Class A (A)	324,582	137,689
MFE-MediaForEurope NV, Class B	89,755	52,211
Newlat Food SpA (A)	1,582	9,121
Openjobmetis SpA Agenzia per il Lavoro	4,189	33,242
Orsero SpA	1,790	29,546
OVS SpA (D)	75,854	114,699
Pharmanutra SpA	1,031	69,877
Piaggio & C SpA	59,218	144,657
Piovan SpA (D)	1,138	10,012
Pirelli & C. SpA (D)	109,418	413,867
Prima Industrie SpA	1,462	35,975
RAI Way SpA (D)	34,478	166,768
Reply SpA	7,219	849,811
Rizzoli Corriere Della Sera Mediagroup SpA	44,608	31,394
Sabaf SpA	2,928	58,134
SAES Getters SpA	2,163	48,778
SAES Getters SpA, Savings Shares	2,176	33,804
Safilo Group SpA (A)	26,055	36,500
Salvatore Ferragamo SpA (B)	15,561	250,286
Sanlorenzo SpA/Ameglia	454	14,264
Saras SpA (A)	186,965	226,466
Sesa SpA	2,766	338,106
SOL SpA	11,563	206,540
Tamburi Investment Partners SpA	39,590	306,105
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	34

	Shares	Value
Italy (continued)
Technogym SpA (D)	41,738	$286,213
Tinexta SpA	8,122	179,639
Tod’s SpA (A)	3,273	132,252
TXT e-solutions SpA (A)	3,737	42,230
Unieuro SpA (B)(D)	5,335	60,665
Unipol Gruppo SpA	159,150	666,458
UnipolSai Assicurazioni SpA	42,377	94,116
Webuild SpA (B)	63,047	88,542
Wiit SpA	1,727	30,703
Zignago Vetro SpA	8,446	96,135
Japan 24.0%		146,192,101
&Do Holdings Company, Ltd.	2,600	16,337
A&D HOLON Holdings Company, Ltd.	6,900	47,240
Access Company, Ltd. (A)	11,200	65,127
Accrete, Inc.	900	16,257
Achilles Corp.	4,700	45,639
AD Works Group Company, Ltd.	10,540	11,873
Adastria Company, Ltd.	6,640	96,127
ADEKA Corp.	24,491	413,269
Ad-sol Nissin Corp.	2,800	31,725
Adtec Plasma Technology Company, Ltd.	1,400	17,233
Advan Group Company, Ltd.	7,300	42,775
Advance Create Company, Ltd.	3,200	24,830
Advanced Media, Inc. (A)	3,000	22,412
Adventure, Inc.	600	45,655
Aeon Delight Company, Ltd.	6,300	128,782
Aeon Fantasy Company, Ltd.	3,300	84,640
AEON Financial Service Company, Ltd.	8,800	90,379
Aeon Hokkaido Corp.	7,700	64,003
Aeon Kyushu Company, Ltd.	900	14,004
AFC-HD AMS Life Science Company, Ltd.	3,000	16,615
Agro-Kanesho Company, Ltd.	2,800	27,076
AGS Corp.	1,400	7,107
Ahresty Corp. (A)	9,400	27,474
Ai Holdings Corp.	12,200	186,606
AI inside, Inc. (A)	300	9,583
Aica Kogyo Company, Ltd.	14,900	328,718
Aichi Corp.	10,700	63,979
Aichi Steel Corp.	4,100	60,801
Aichi Tokei Denki Company, Ltd.	3,300	33,744
Aida Engineering, Ltd.	16,800	103,513
Aiful Corp.	98,400	277,622
Aiming, Inc.	4,200	9,000
35	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Ain Holdings, Inc.	6,900	$394,355
Ainavo Holdings Company, Ltd.	2,400	16,545
Aiphone Company, Ltd.	3,500	52,753
Airport Facilities Company, Ltd.	9,200	36,845
Airtrip Corp. (A)	4,600	86,481
Aisan Industry Company, Ltd.	12,600	65,986
AIT Corp.	2,300	26,543
Aizawa Securities Group Company, Ltd.	7,900	36,655
Ajis Company, Ltd.	1,600	23,935
Akatsuki Corp.	6,800	16,026
Akatsuki, Inc.	3,000	50,994
Akebono Brake Industry Company, Ltd. (A)	25,300	30,820
Albis Company, Ltd.	2,200	36,528
Alconix Corp.	8,400	85,446
Alinco, Inc.	5,400	34,954
Alleanza Holdings Company, Ltd.	2,600	18,698
Allied Architects, Inc. (A)	2,400	17,721
Allied Telesis Holdings KK (A)	9,200	6,253
Alpen Company, Ltd.	5,400	81,280
Alpha Corp.	2,500	17,163
AlphaPolis Company, Ltd. (A)	1,100	19,282
Alps Alpine Company, Ltd.	31,600	282,688
Alps Logistics Company, Ltd.	6,000	48,361
Altech Corp.	5,730	76,790
Amano Corp.	17,200	318,178
Amiyaki Tei Company, Ltd.	1,000	20,864
Amuse, Inc.	3,900	54,218
Amvis Holdings, Inc.	3,500	138,813
Anabuki Kosan, Inc.	1,000	15,028
Anest Iwata Corp.	12,200	83,637
Anicom Holdings, Inc.	22,100	102,006
Anritsu Corp.	43,700	515,126
Aohata Corp.	500	9,141
AOI Electronics Company, Ltd.	1,600	23,064
AOKI Holdings, Inc.	12,500	63,193
Aoki Super Company, Ltd.	600	11,759
Aoyama Trading Company, Ltd.	15,100	100,184
Aoyama Zaisan Networks Company, Ltd.	5,700	39,339
Aozora Bank, Ltd.	1,700	32,814
Arakawa Chemical Industries, Ltd.	5,800	42,623
Arata Corp.	5,400	159,999
Araya Industrial Company, Ltd.	1,200	15,277
Arcland Service Holdings Company, Ltd.	5,300	78,855
Arcs Company, Ltd.	13,584	198,625
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	36

	Shares	Value
Japan (continued)
Ardepro Company, Ltd.	6,079	$20,598
Arealink Company, Ltd.	3,100	42,363
Argo Graphics, Inc.	5,500	153,063
Arisawa Manufacturing Company, Ltd.	12,600	120,255
ARTERIA Networks Corp.	8,100	75,745
Artiza Networks, Inc.	900	8,076
Artnature, Inc.	6,300	33,146
ArtSpark Holdings, Inc.	10,300	68,891
Aruhi Corp.	10,800	81,834
As One Corp.	1,600	73,380
Asahi Broadcasting Group Holdings Corp.	4,000	18,658
Asahi Company, Ltd.	5,200	49,665
Asahi Diamond Industrial Company, Ltd.	19,800	110,481
Asahi Holdings, Inc.	25,500	380,076
Asahi Intelligence Service Company, Ltd.	600	4,981
Asahi Kogyosha Company, Ltd.	3,400	47,011
Asahi Net, Inc.	6,800	30,999
Asahi Printing Company, Ltd.	3,100	18,924
Asahi Yukizai Corp.	5,300	87,230
Asanuma Corp.	5,400	109,421
Asax Company, Ltd.	4,100	17,611
Ascentech KK	2,000	9,038
Ashimori Industry Company, Ltd.	1,599	11,769
Asia Pile Holdings Corp.	11,600	41,954
ASKA Pharmaceutical Holdings Company, Ltd.	8,200	69,674
ASKUL Corp.	12,400	163,813
Astena Holdings Company, Ltd.	12,400	39,805
Asteria Corp.	5,400	31,159
Asti Corp.	700	11,046
Atled Corp.	600	8,092
Atrae, Inc. (A)	5,800	66,964
Aucnet, Inc.	3,600	55,831
Autobacs Seven Company, Ltd.	21,600	221,413
Aval Data Corp.	700	13,590
Avant Corp.	7,100	76,792
Avantia Company, Ltd. (B)	5,700	33,197
Avex, Inc.	9,900	111,437
Axell Corp.	3,700	26,282
Axial Retailing, Inc.	5,800	144,761
Axyz Company, Ltd.	500	10,768
Balmuda, Inc. (A)(B)	700	15,056
Bando Chemical Industries, Ltd.	12,200	88,415
Bank of the Ryukyus, Ltd.	15,300	85,238
Baroque Japan, Ltd. (B)	4,000	22,787
37	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Base Company, Ltd.	900	$43,745
Beauty Garage, Inc.	1,100	23,051
Beenos, Inc.	3,400	56,221
Belc Company, Ltd.	3,400	136,311
Bell System24 Holdings, Inc.	10,500	111,972
Belluna Company, Ltd.	16,400	86,912
Benesse Holdings, Inc.	18,300	287,635
Bengo4.com, Inc. (A)	2,000	54,582
Bic Camera, Inc. (B)	24,900	203,827
BML, Inc.	6,700	171,451
Bookoff Group Holdings, Ltd.	2,900	21,147
Bourbon Corp.	2,600	39,911
BP Castrol KK	2,600	20,739
Br. Holdings Corp.	9,900	25,000
BrainPad, Inc. (A)	5,100	39,100
Broadleaf Company, Ltd.	34,700	128,153
Broccoli Company, Ltd.	1,600	13,195
Bull-Dog Sauce Company, Ltd.	2,800	36,983
Bunka Shutter Company, Ltd. (B)	18,000	138,049
Business Brain Showa-Ota, Inc.	2,300	26,246
Business Engineering Corp.	1,500	25,618
BuySell Technologies Company, Ltd.	500	22,555
C Uyemura & Company, Ltd.	3,600	168,476
CAC Holdings Corp.	4,400	45,620
Canare Electric Company, Ltd.	1,500	16,346
Canon Electronics, Inc.	7,300	85,104
CareerIndex, Inc. (A)	2,300	7,369
Careerlink Company, Ltd.	1,500	24,932
Carenet, Inc.	4,800	41,106
Carlit Holdings Company, Ltd.	7,200	35,202
Carta Holdings, Inc.	2,400	30,118
Casa, Inc.	2,200	13,531
Cawachi, Ltd.	4,800	72,877
CellSource Company, Ltd. (A)	1,800	60,206
Central Automotive Products, Ltd.	3,600	58,950
Central Glass Company, Ltd.	9,686	233,696
Central Security Patrols Company, Ltd.	3,200	57,833
Central Sports Company, Ltd.	2,400	43,581
Ceres, Inc.	2,700	21,296
Charm Care Corp. KK	5,400	48,315
Chilled & Frozen Logistics Holdings Company, Ltd.	6,200	54,929
Chino Corp.	2,500	29,743
Chiyoda Company, Ltd.	7,200	40,707
Chiyoda Corp. (A)	53,100	151,275
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	38

	Shares	Value
Japan (continued)
Chiyoda Integre Company, Ltd.	4,500	$69,898
Chofu Seisakusho Company, Ltd.	6,700	95,710
Chori Company, Ltd.	4,400	64,328
Chubu Shiryo Company, Ltd.	7,800	60,208
Chudenko Corp.	8,800	134,442
Chuetsu Pulp & Paper Company, Ltd.	3,300	23,658
Chugai Ro Company, Ltd.	2,400	28,669
Chugoku Marine Paints, Ltd.	14,000	88,770
Chuo Gyorui Company, Ltd.	300	6,290
Chuo Spring Company, Ltd.	6,400	32,638
Chuo Warehouse Company, Ltd.	2,600	17,956
CI Takiron Corp.	16,400	64,435
Citizen Watch Company, Ltd.	79,600	340,101
CKD Corp.	15,100	198,659
CK-San-Etsu Company, Ltd.	800	23,718
Cleanup Corp.	9,700	42,926
CMC Corp.	1,600	13,428
CMIC Holdings Company, Ltd.	3,400	40,378
CMK Corp.	19,000	63,879
COLOPL, Inc.	17,900	90,448
Colowide Company, Ltd.	17,600	236,599
Computer Engineering & Consulting, Ltd.	10,200	94,244
Computer Institute of Japan, Ltd.	6,120	34,151
Comture Corp.	8,100	141,086
CONEXIO Corp.	6,300	59,743
COOKPAD, Inc. (A)	7,200	11,326
Core Corp.	2,100	22,301
Corona Corp.	5,000	30,117
Cosel Company, Ltd.	10,500	66,276
Cosmo Energy Holdings Company, Ltd.	4,000	119,763
Cota Company, Ltd.	6,704	76,125
CRE, Inc.	4,200	51,847
Create Medic Company, Ltd.	2,400	16,114
Create Restaurants Holdings, Inc.	28,600	187,218
Create SD Holdings Company, Ltd.	8,200	183,890
Credit Saison Company, Ltd.	12,500	157,261
Creek & River Company, Ltd.	4,600	79,609
Cresco, Ltd.	5,100	67,330
CrowdWorks, Inc. (A)	2,000	21,071
CTI Engineering Company, Ltd.	3,900	72,960
CTS Company, Ltd.	9,900	54,922
Cube System, Inc.	4,500	33,673
Curves Holdings Company, Ltd.	16,600	98,403
Cyber Com Company, Ltd.	900	8,197
39	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Cyberlinks Company, Ltd.	600	$4,882
Cybernet Systems Company, Ltd.	6,300	43,547
Cybozu, Inc.	8,100	78,136
Dai Nippon Toryo Company, Ltd.	6,700	35,809
Daicel Corp.	77,900	489,229
Dai-Dan Company, Ltd.	5,100	81,470
Daido Kogyo Company, Ltd.	3,900	20,890
Daido Metal Company, Ltd.	16,300	61,760
Daido Steel Company, Ltd. (B)	8,400	235,638
Daihatsu Diesel Manufacturing Company, Ltd.	11,100	41,422
Daihen Corp.	6,500	192,472
Daiho Corp.	4,800	139,669
Dai-Ichi Cutter Kogyo KK	1,200	11,136
Daiichi Jitsugyo Company, Ltd.	2,800	76,952
Daiichi Kensetsu Corp.	800	8,395
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	7,000	66,498
Daiken Corp.	4,000	55,890
Daiken Medical Company, Ltd.	5,000	17,098
Daiki Aluminium Industry Company, Ltd.	9,100	87,859
Daikoku Denki Company, Ltd.	3,600	33,893
Daikokutenbussan Company, Ltd.	1,700	72,188
Daikyonishikawa Corp.	16,500	69,210
Dainichi Company, Ltd.	5,000	23,122
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	5,000	64,300
Daio Paper Corp.	800	7,478
Daiohs Corp.	1,700	16,680
Daiseki Company, Ltd.	13,980	419,226
Daiseki Eco. Solution Company, Ltd.	1,400	9,460
Daishi Hokuetsu Financial Group, Inc.	11,200	210,727
Daishinku Corp.	10,400	73,210
Daisue Construction Company, Ltd.	2,300	25,305
Daito Pharmaceutical Company, Ltd.	4,450	84,897
Daitron Company, Ltd.	2,800	42,387
Daiwa Industries, Ltd.	12,200	97,792
Daiwabo Holdings Company, Ltd.	28,200	396,976
DCM Holdings Company, Ltd.	35,920	266,383
Dear Life Company, Ltd.	11,700	55,311
Delica Foods Holdings Company, Ltd.	1,800	6,796
DeNA Company, Ltd.	25,600	350,331
Densan System Holdings Company, Ltd.	2,200	37,935
Denyo Company, Ltd.	6,300	73,839
Dexerials Corp.	17,500	486,563
Diamond Electric Holdings Company, Ltd.	1,600	15,117
DIC Corp.	17,100	306,617
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	40

	Shares	Value
Japan (continued)
Digital Arts, Inc.	4,000	$185,895
Digital Garage, Inc.	10,200	284,326
Digital Hearts Holdings Company, Ltd.	3,200	42,212
Digital Holdings, Inc.	4,900	45,717
Digital Information Technologies Corp.	2,800	31,399
Dip Corp.	10,500	271,580
Direct Marketing MiX, Inc.	7,000	92,694
DKK Company, Ltd.	4,400	79,634
DKK-Toa Corp.	2,500	15,160
DKS Company, Ltd.	3,000	47,616
DMG Mori Company, Ltd.	37,400	485,395
Doshisha Company, Ltd.	6,600	72,158
Double Standard, Inc.	1,400	24,134
Doutor Nichires Holdings Company, Ltd.	10,293	119,044
Drecom Company, Ltd. (A)	4,400	26,544
DTS Corp. (B)	12,800	329,784
Duskin Company, Ltd.	12,700	261,803
Dvx, Inc.	1,200	7,908
DyDo Group Holdings, Inc.	3,400	113,438
Eagle Industry Company, Ltd.	11,000	92,423
Earth Corp.	5,000	195,602
EAT&HOLDINGS Company, Ltd.	1,800	28,830
Ebara Foods Industry, Inc.	2,200	49,898
Ebara Jitsugyo Company, Ltd.	4,400	70,350
Ebase Company, Ltd.	8,000	31,764
Eco’s Company, Ltd. (B)	2,200	29,671
EDION Corp. (B)	26,400	227,098
EF-ON, Inc.	6,680	32,491
eGuarantee, Inc.	11,200	183,879
E-Guardian, Inc.	2,900	62,416
Eidai Company, Ltd.	12,000	21,728
Eiken Chemical Company, Ltd.	11,600	158,539
Eizo Corp.	5,700	155,150
Elan Corp.	10,800	87,692
Elecom Company, Ltd. (B)	14,100	171,585
Elematec Corp.	6,800	66,314
Enigmo, Inc.	8,500	33,580
en-japan, Inc.	9,900	169,187
Enomoto Company, Ltd.	900	9,985
Enplas Corp.	2,600	78,805
Entrust, Inc.	3,300	15,398
eRex Company, Ltd.	8,000	160,795
ERI Holdings Company, Ltd.	1,000	7,220
ES-Con Japan, Ltd.	11,000	63,427
41	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Eslead Corp.	2,800	$34,803
ESPEC Corp.	7,400	96,721
Exedy Corp.	10,100	130,136
EXEO Group, Inc.	3,800	58,301
Ezaki Glico Company, Ltd.	12,000	312,236
F&M Company, Ltd.	2,400	40,715
Faith, Inc.	3,110	12,754
FALCO HOLDINGS Company, Ltd.	3,200	41,620
Fast Fitness Japan, Inc.	800	8,280
FCC Company, Ltd.	13,400	138,686
FDK Corp. (A)	5,300	33,027
Feed One Company, Ltd.	8,108	40,855
Felissimo Corp.	1,900	14,141
Fenwal Controls of Japan, Ltd.	700	7,106
Ferrotec Holdings Corp.	14,100	320,939
Fibergate, Inc.	2,500	18,337
FIDEA Holdings Company, Ltd.	6,540	62,073
Fields Corp.	2,600	25,195
Financial Products Group Company, Ltd.	21,000	188,544
FINDEX, Inc.	3,900	18,568
First Brothers Company, Ltd.	900	5,471
First Juken Company, Ltd.	3,400	27,578
First-corp, Inc.	2,000	10,676
Fixstars Corp.	7,200	63,092
FJ Next Holdings Company, Ltd.	7,600	56,213
Focus Systems Corp.	2,900	20,912
Forum Engineering, Inc.	2,800	19,161
Forval Corp.	1,600	11,872
Foster Electric Company, Ltd.	9,200	51,298
FP Corp.	4,900	115,026
France Bed Holdings Company, Ltd.	8,800	62,377
FreakOut Holdings, Inc. (A)	3,000	30,914
Freebit Company, Ltd.	3,500	22,524
Freund Corp.	3,000	15,865
Fronteo, Inc. (B)	2,500	14,462
Frontier Management, Inc.	1,000	9,691
F-Tech, Inc.	5,900	22,104
FTGroup Company, Ltd.	3,000	19,403
Fudo Tetra Corp.	5,420	61,049
Fuji Company, Ltd. (B)	6,900	99,220
Fuji Corp. (Aichi)	19,500	283,638
Fuji Corp. (Miyagi)	3,800	34,186
Fuji Corp., Ltd.	8,700	41,500
Fuji Die Company, Ltd.	1,000	4,485
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	42

	Shares	Value
Japan (continued)
Fuji Kyuko Company, Ltd.	7,400	$217,699
Fuji Media Holdings, Inc.	9,000	71,224
Fuji Oil Company, Ltd. (A)	9,700	25,885
Fuji Oil Holdings, Inc.	15,100	257,030
Fuji Pharma Company, Ltd.	6,400	47,058
Fuji Seal International, Inc.	15,200	168,613
Fuji Soft, Inc.	4,200	245,221
Fujibo Holdings, Inc.	3,700	96,006
Fujicco Company, Ltd.	5,900	82,654
Fujikura Composites, Inc.	6,700	49,197
Fujikura Kasei Company, Ltd.	9,600	32,726
Fujikura, Ltd. (A)	80,500	571,654
Fujimi, Inc.	3,800	181,895
Fujimori Kogyo Company, Ltd.	5,300	134,096
Fujisash Company, Ltd.	45,100	22,678
Fujishoji Company, Ltd.	2,400	15,409
Fujitsu General, Ltd.	4,800	101,554
Fujiya Company, Ltd.	3,900	66,628
FuKoKu Company, Ltd.	3,000	21,821
Fukuda Corp.	2,200	77,656
Fukuda Denshi Company, Ltd.	2,800	153,672
Fukui Computer Holdings, Inc.	3,800	96,786
Fukushima Galilei Company, Ltd.	4,800	125,203
Fukuyama Transporting Company, Ltd.	6,300	143,087
FULLCAST Holdings Company, Ltd.	7,000	122,477
Funai Soken Holdings, Inc.	12,830	219,783
Furukawa Company, Ltd.	11,600	105,168
Furukawa Electric Company, Ltd.	21,100	369,635
Furuno Electric Company, Ltd.	8,600	69,239
Furuya Metal Company, Ltd.	1,000	69,387
Furyu Corp.	5,600	40,845
Fuso Chemical Company, Ltd.	5,800	146,526
Fuso Pharmaceutical Industries, Ltd.	2,500	37,546
Futaba Corp.	14,757	70,054
Futaba Industrial Company, Ltd.	23,200	59,989
Future Corp.	14,400	175,188
Fuyo General Lease Company, Ltd.	5,200	307,071
G-7 Holdings, Inc.	8,400	90,066
Gakken Holdings Company, Ltd.	8,100	57,078
Gakkyusha Company, Ltd.	2,400	28,178
Gecoss Corp.	6,500	38,220
Genki Sushi Company, Ltd. (B)	2,100	42,418
Genky DrugStores Company, Ltd.	3,000	78,890
Geo Holdings Corp.	8,800	104,293
43	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Gift Holdings, Inc.	800	$17,366
Gig Works, Inc.	1,800	5,434
Giken, Ltd.	100	2,328
GL Sciences, Inc.	2,800	47,176
GLOBERIDE, Inc.	6,200	121,510
Glory, Ltd.	13,800	217,886
Glosel Company, Ltd.	4,400	13,327
GMO Financial Gate, Inc.	200	21,623
GMO Financial Holdings, Inc.	9,400	51,141
GMO GlobalSign Holdings KK	1,600	58,146
Godo Steel, Ltd. (A)	2,300	30,228
Goldcrest Company, Ltd.	5,770	71,894
Golf Digest Online, Inc.	2,700	40,917
Good Com Asset Company, Ltd.	2,400	23,064
Grandy House Corp.	5,700	22,402
Gremz, Inc.	2,600	33,940
GS Yuasa Corp.	20,600	373,811
GSI Creos Corp. (B)	2,200	25,342
G-Tekt Corp.	8,800	88,014
Gun-Ei Chemical Industry Company, Ltd.	1,900	34,129
GungHo Online Entertainment, Inc.	14,300	236,145
Gunze, Ltd.	5,500	155,448
H.U. Group Holdings, Inc.	17,200	349,353
H2O Retailing Corp.	25,500	179,658
HABA Laboratories, Inc.	700	13,077
Hagihara Industries, Inc.	4,100	32,518
Hagiwara Electric Holdings Company, Ltd.	3,100	52,558
Hakudo Company, Ltd.	2,400	46,529
Hakuto Company, Ltd.	4,400	104,534
Halows Company, Ltd.	3,100	68,081
Hamakyorex Company, Ltd.	5,800	132,069
Hamee Corp.	1,000	7,779
Handsman Company, Ltd.	1,300	8,401
Hanwa Company, Ltd.	10,900	269,652
Happinet Corp.	6,000	69,519
Hard Off Corp. Company, Ltd.	3,900	35,574
Harima Chemicals Group, Inc.	6,000	40,044
Hashimoto Sogyo Holdings Company, Ltd.	1,200	17,493
Hazama Ando Corp.	53,200	329,942
Heiwa Corp.	17,300	263,171
Heiwa Real Estate Company, Ltd.	10,400	293,265
Heiwado Company, Ltd.	9,200	131,500
Hennge KK (A)(B)	4,800	35,030
Hibiya Engineering, Ltd.	7,000	93,595
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	44

	Shares	Value
Japan (continued)
HI-LEX Corp.	8,000	$61,686
Himaraya Company, Ltd. (B)	1,700	11,864
Hioki EE Corp.	2,800	135,963
Hirakawa Hewtech Corp.	3,600	29,811
Hirano Tecseed Company, Ltd.	3,200	42,607
Hirata Corp.	2,900	94,544
Hirogin Holdings, Inc.	78,300	344,548
Hirose Tusyo, Inc.	600	11,586
Hiroshima Electric Railway Company, Ltd. (A)	100	611
Hiroshima Gas Company, Ltd.	16,200	38,060
Hisaka Works, Ltd.	6,800	40,548
Hitachi Zosen Corp.	52,580	331,911
Hito Communications Holdings, Inc.	2,000	24,759
Hochiki Corp.	5,500	53,017
Hodogaya Chemical Company, Ltd.	2,300	53,578
Hogy Medical Company, Ltd.	5,600	140,058
Hokkaido Coca-Cola Bottling Company, Ltd.	800	23,549
Hokkaido Electric Power Company, Inc.	60,200	220,965
Hokkaido Gas Company, Ltd.	5,600	65,617
Hokkan Holdings, Ltd.	2,600	24,939
Hokko Chemical Industry Company, Ltd.	7,600	57,736
Hokkoku Financial Holdings, Inc.	7,100	251,191
Hokuetsu Corp.	39,200	210,960
Hokuetsu Industries Company, Ltd.	9,000	62,206
Hokuhoku Financial Group, Inc.	37,000	219,857
Hokuriku Electric Industry Company, Ltd.	3,100	24,581
Hokuriku Electric Power Company	52,300	191,747
Hokuriku Electrical Construction Company, Ltd.	5,640	30,863
Hokuto Corp.	7,900	109,265
Honda Tsushin Kogyo Company, Ltd.	8,400	42,462
H-One Company, Ltd.	7,700	33,526
Honeys Holdings Company, Ltd.	7,760	68,811
Honma Golf, Ltd. (D)	30,500	12,805
Hoosiers Holdings Company, Ltd.	11,500	66,720
Horiba, Ltd.	2,800	127,551
Hosiden Corp.	16,100	182,924
Hosokawa Micron Corp.	5,400	101,939
Hotland Company, Ltd.	1,800	16,885
Howa Machinery, Ltd.	5,300	32,609
HPC Systems, Inc. (A)	800	14,765
HS Holdings Company, Ltd.	9,800	81,999
IBJ, Inc.	7,700	51,889
Ichigo, Inc.	49,900	109,056
Ichiken Company, Ltd.	2,300	29,996
45	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Ichikoh Industries, Ltd.	14,100	$38,265
Ichimasa Kamaboko Company, Ltd.	2,700	15,405
Ichinen Holdings Company, Ltd.	5,400	49,246
Ichiyoshi Securities Company, Ltd.	9,100	41,465
Icom, Inc.	2,500	47,703
ID Holdings Corp.	4,950	32,156
IDEA Consultants, Inc.	700	8,729
IDEC Corp.	10,900	227,721
IDOM, Inc.	18,200	107,714
Ihara Science Corp.	2,200	36,460
Iino Kaiun Kaisha, Ltd.	29,300	172,173
IJTT Company, Ltd.	7,760	29,575
Ikegami Tsushinki Company, Ltd.	1,900	8,233
I’ll, Inc.	3,600	45,711
IMAGICA GROUP, Inc.	5,400	34,942
Imasen Electric Industrial	1,900	7,882
i-mobile Company, Ltd.	1,300	13,331
Impact HD, Inc. (A)	800	20,643
Imuraya Group Company, Ltd.	2,700	43,824
Inaba Denki Sangyo Company, Ltd.	16,100	317,505
Inaba Seisakusho Company, Ltd.	3,100	29,745
Inabata & Company, Ltd.	13,400	234,479
Inageya Company, Ltd.	5,700	50,371
I-NE Company, Ltd. (A)	500	18,562
Ines Corp.	6,100	68,094
i-Net Corp.	4,600	44,503
Infocom Corp.	6,900	99,962
Infomart Corp.	37,600	112,558
Information Services International-Dentsu, Ltd.	4,200	136,332
INFRONEER Holdings, Inc.	56,416	403,266
Innotech Corp.	3,800	37,132
Insource Company, Ltd.	7,900	158,537
Intage Holdings, Inc.	12,800	146,986
Intelligent Wave, Inc.	2,900	19,161
Inter Action Corp.	3,100	41,047
Inui Global Logistics Company, Ltd.	2,800	42,893
I-PEX, Inc.	4,400	43,295
IPS, Inc.	700	14,936
IR Japan Holdings, Ltd.	2,500	45,840
Iriso Electronics Company, Ltd.	7,400	220,782
I’rom Group Company, Ltd.	2,800	48,471
ISB Corp.	2,600	23,709
Ise Chemicals Corp.	600	18,039
Iseki & Company, Ltd.	6,700	60,952
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	46

	Shares	Value
Japan (continued)
Ishihara Chemical Company, Ltd.	3,600	$34,328
Ishihara Sangyo Kaisha, Ltd.	11,400	91,615
Ishii Iron Works Company, Ltd.	900	18,335
Ishizuka Glass Company, Ltd.	1,000	11,720
Istyle, Inc. (A)	7,500	27,552
ITbook Holdings Company, Ltd. (A)	4,000	11,657
ITFOR, Inc.	11,200	63,537
ITmedia, Inc.	3,500	45,372
Itochu Enex Company, Ltd.	16,700	131,022
Itochu-Shokuhin Company, Ltd.	2,100	76,856
Itoham Yonekyu Holdings, Inc.	40,600	196,342
Itoki Corp.	16,100	50,607
IwaiCosmo Holdings, Inc.	7,900	71,275
Iwaki Company, Ltd.	2,600	23,185
Iwasaki Electric Company, Ltd.	2,400	44,657
Iwatsu Electric Company, Ltd. (A)	3,700	20,828
Iwatsuka Confectionery Company, Ltd.	1,500	44,182
Izumi Company, Ltd.	9,100	196,389
J Front Retailing Company, Ltd. (B)	4,100	32,495
J Trust Company, Ltd.	25,600	113,215
JAC Recruitment Company, Ltd.	6,000	84,925
Jaccs Company, Ltd.	7,200	198,001
JAFCO Group Company, Ltd.	20,900	302,471
JANOME Corp.	6,500	32,842
Japan Animal Referral Medical Center Company, Ltd. (A)	600	8,254
Japan Aviation Electronics Industry, Ltd.	15,400	257,537
Japan Best Rescue System Company, Ltd.	6,200	33,257
Japan Cash Machine Company, Ltd.	9,300	44,051
Japan Communications, Inc. (A)	61,000	99,312
Japan Electronic Materials Corp.	4,300	48,279
Japan Elevator Service Holdings Company, Ltd.	19,400	258,692
Japan Foundation Engineering Company, Ltd.	6,600	25,099
Japan Hospice Holdings, Inc. (A)	600	9,420
Japan Investment Adviser Company, Ltd.	4,600	44,529
Japan Lifeline Company, Ltd.	20,200	146,644
Japan Material Company, Ltd.	20,600	285,111
Japan Medical Dynamic Marketing, Inc.	4,900	47,888
Japan Oil Transportation Company, Ltd.	1,100	19,202
Japan Petroleum Exploration Company, Ltd.	10,300	293,452
Japan Property Management Center Company, Ltd.	4,300	30,676
Japan Pulp & Paper Company, Ltd.	4,500	141,150
Japan Pure Chemical Company, Ltd.	1,000	17,354
Japan Securities Finance Company, Ltd.	33,700	201,302
Japan System Techniques Company, Ltd.	600	11,488
47	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Japan Transcity Corp.	14,700	$53,792
Jastec Company, Ltd.	3,500	30,669
JBCC Holdings, Inc.	5,800	76,007
JCR Pharmaceuticals Company, Ltd.	1,900	29,456
JCU Corp.	6,300	148,518
JDC Corp.	1,900	8,246
JFE Systems, Inc.	1,500	25,147
JIG-SAW, Inc. (A)(B)	1,400	50,660
Jimoto Holdings, Inc.	7,179	28,548
JINS Holdings, Inc.	4,600	140,313
JINUSHI Company, Ltd. (B)	4,400	63,312
JK Holdings Company, Ltd.	6,100	44,659
J-Lease Company, Ltd.	300	5,541
JM Holdings Company, Ltd.	4,400	50,369
JMS Company, Ltd.	7,500	30,234
Joban Kosan Company, Ltd. (A)	2,000	18,658
J-Oil Mills, Inc.	7,200	82,762
Joshin Denki Company, Ltd.	6,900	95,051
Joyful Honda Company, Ltd.	14,300	178,377
JP-Holdings, Inc.	14,400	25,885
JSB Company, Ltd.	1,600	39,874
JSP Corp.	4,200	43,597
Juki Corp.	11,500	58,244
Juroku Financial Group, Inc.	11,000	194,641
Justsystems Corp.	3,200	80,343
JVCKenwood Corp.	59,828	87,824
K&O Energy Group, Inc.	3,900	47,125
Kadoya Sesame Mills, Inc.	400	10,281
Kaga Electronics Company, Ltd.	6,500	192,410
Kagome Company, Ltd.	2,100	46,318
Kaken Pharmaceutical Company, Ltd.	7,300	202,586
Kakiyasu Honten Company, Ltd.	3,400	57,174
Kamakura Shinsho, Ltd.	5,600	26,481
Kameda Seika Company, Ltd.	4,400	143,736
Kamei Corp.	9,300	73,166
Kamigumi Company, Ltd.	2,600	50,879
Kanaden Corp.	5,700	43,497
Kanagawa Chuo Kotsu Company, Ltd. (B)	1,600	42,915
Kanamic Network Company, Ltd.	7,800	30,907
Kanamoto Company, Ltd.	11,500	177,034
Kandenko Company, Ltd.	33,000	198,577
Kaneka Corp.	11,900	319,180
Kaneko Seeds Company, Ltd.	3,900	44,839
Kanematsu Corp.	26,000	281,268
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	48

	Shares	Value
Japan (continued)
Kanematsu Electronics, Ltd.	4,100	$125,078
Kanemi Company, Ltd. (B)	1,000	20,009
Kanto Denka Kogyo Company, Ltd.	15,500	111,361
Katakura & Co-op Agri Corp.	1,100	10,369
Katakura Industries Company, Ltd. (A)	9,600	140,054
Katitas Company, Ltd.	6,000	144,189
Kato Sangyo Company, Ltd.	8,000	196,745
Kato Works Company, Ltd.	3,800	21,048
Kawada Technologies, Inc.	1,900	49,939
Kawai Musical Instruments Manufacturing Company, Ltd.	2,500	49,067
Kawata Manufacturing Company, Ltd.	1,600	10,534
KeePer Technical Laboratory Company, Ltd.	4,600	135,023
Keihanshin Building Company, Ltd.	11,500	103,803
Keisei Electric Railway Company, Ltd.	1,804	50,325
KEIWA, Inc.	1,700	53,640
Keiyo Company, Ltd.	14,000	91,690
KEL Corp.	1,900	22,843
Kenko Mayonnaise Company, Ltd.	5,300	58,198
KeyHolder, Inc.	1,100	6,692
KFC Holdings Japan, Ltd.	4,900	98,561
KFC, Ltd.	700	8,353
KH Neochem Company, Ltd.	11,000	202,422
Kimoto Company, Ltd.	15,600	28,721
Kimura Chemical Plants Company, Ltd.	5,900	33,359
Kimura Unity Company, Ltd.	1,200	7,077
King Company, Ltd.	2,300	7,396
Kissei Pharmaceutical Company, Ltd.	8,600	153,124
Ki-Star Real Estate Company, Ltd. (B)	2,800	98,286
Kitagawa Corp.	3,400	32,823
Kitano Construction Corp.	1,500	24,760
Kitanotatsujin Corp. (B)	21,400	36,535
Kito Corp.	7,200	139,660
Kitz Corp.	22,100	128,859
KLab, Inc. (A)	1,900	5,510
Koa Corp.	11,100	187,693
Koatsu Gas Kogyo Company, Ltd.	12,200	58,611
Kobe Electric Railway Company, Ltd. (A)	2,300	56,155
Kobe Steel, Ltd.	75,120	341,792
Kohnan Shoji Company, Ltd.	7,300	180,950
Kohsoku Corp.	3,200	35,416
Kojima Company, Ltd. (B)	13,300	60,979
Kokusai Pulp & Paper Company, Ltd.	11,900	60,657
Kokuyo Company, Ltd.	25,173	324,207
KOMAIHALTEC, Inc.	1,200	14,432
49	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Komatsu Matere Company, Ltd.	5,300	$34,891
Komatsu Wall Industry Company, Ltd.	2,700	37,026
KOMEDA Holdings Company, Ltd.	14,500	239,252
Komehyo Holdings Company, Ltd.	3,100	64,519
Komeri Company, Ltd.	9,600	180,301
Komori Corp.	14,424	79,686
Konaka Company, Ltd.	10,500	26,489
Kondotec, Inc.	7,100	52,191
Konica Minolta, Inc.	140,800	487,518
Konishi Company, Ltd.	11,200	131,027
Konoike Transport Company, Ltd.	10,300	97,749
Konoshima Chemical Company, Ltd.	1,800	18,379
Kosaido Holdings Company, Ltd. (A)	4,900	42,145
Kotobukiya Company, Ltd.	300	12,611
Kozo Keikaku Engineering, Inc.	1,500	30,400
Krosaki Harima Corp.	2,100	71,108
KRS Corp.	4,500	41,771
K’s Holdings Corp.	13,300	122,539
KU Holdings Company, Ltd.	3,500	30,109
Kumagai Gumi Company, Ltd.	11,100	212,352
Kumiai Chemical Industry Company, Ltd.	15,690	122,248
Kunimine Industries Company, Ltd.	2,100	12,884
Kurabo Industries, Ltd.	5,000	76,284
Kureha Corp.	4,900	329,050
Kurimoto, Ltd.	3,300	39,163
Kuriyama Holdings Corp.	5,400	34,572
Kusuri no Aoki Holdings Company, Ltd.	5,200	229,377
KVK Corp.	1,500	19,965
KYB Corp.	6,400	151,374
Kyoden Company, Ltd.	7,900	35,566
Kyodo Printing Company, Ltd.	2,200	38,094
Kyoei Steel, Ltd.	8,600	94,608
Kyokuto Boeki Kaisha, Ltd.	2,600	24,942
Kyokuto Kaihatsu Kogyo Company, Ltd.	10,500	103,040
Kyokuto Securities Company, Ltd.	9,900	49,580
Kyokuyo Company, Ltd.	3,800	99,455
KYORIN Holdings, Inc.	12,900	162,170
Kyoritsu Printing Company, Ltd.	9,100	9,716
Kyosan Electric Manufacturing Company, Ltd.	14,900	45,807
Kyowa Electronic Instruments Company, Ltd.	7,300	17,857
Kyowa Leather Cloth Company, Ltd.	5,000	20,280
Kyudenko Corp.	11,700	235,532
Kyushu Financial Group, Inc.	97,400	266,028
Kyushu Leasing Service Company, Ltd.	5,600	25,018
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	50

	Shares	Value
Japan (continued)
LA Holdings Company, Ltd.	700	$15,287
LAC Company, Ltd.	4,100	23,732
Lacto Japan Company, Ltd.	2,600	42,011
LEC, Inc.	8,500	46,361
Leopalace21 Corp. (A)	11,900	28,249
Life Corp.	5,200	97,626
LIFULL Company, Ltd.	22,900	28,145
LIKE, Inc.	3,100	49,970
Linical Company, Ltd.	4,600	24,416
Link And Motivation, Inc.	8,500	38,910
Lintec Corp.	12,800	213,330
Litalico, Inc.	6,600	137,891
Locondo, Inc. (A)	3,100	28,465
Look Holdings, Inc.	2,700	37,497
LTS, Inc. (A)	400	9,021
M&A Capital Partners Company, Ltd. (A)	4,300	106,110
Mabuchi Motor Company, Ltd.	14,100	400,320
Macnica Holdings, Inc.	16,400	351,886
Macromill, Inc.	14,100	106,920
Maeda Kosen Company, Ltd.	7,000	162,521
Maezawa Industries, Inc.	5,000	23,105
Maezawa Kasei Industries Company, Ltd.	5,500	51,950
Maezawa Kyuso Industries Company, Ltd.	7,200	46,045
Makino Milling Machine Company, Ltd.	7,015	221,360
Management Solutions Company, Ltd. (A)(B)	3,400	67,917
Mandom Corp.	11,800	126,924
Mani, Inc.	25,600	320,905
MarkLines Company, Ltd.	3,700	59,461
Mars Group Holdings Corp.	4,500	51,459
Marubun Corp.	5,900	33,753
Marudai Food Company, Ltd.	6,700	75,970
Maruha Nichiro Corp.	13,281	237,474
Maruichi Steel Tube, Ltd.	11,700	249,420
MARUKA FURUSATO Corp.	4,753	115,836
Marumae Company, Ltd. (B)	3,000	44,309
Marusan Securities Company, Ltd.	22,161	75,992
Maruwa Company, Ltd.	2,800	352,230
Maruwa Unyu Kikan Company, Ltd.	12,100	145,506
Maruzen CHI Holdings Company, Ltd.	4,800	12,560
Maruzen Company, Ltd.	4,100	54,439
Maruzen Showa Unyu Company, Ltd.	4,700	107,324
Marvelous, Inc.	12,700	61,876
Matching Service Japan Company, Ltd.	3,100	17,686
Matsuda Sangyo Company, Ltd.	3,620	62,895
51	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Matsui Construction Company, Ltd.	8,500	$36,787
Matsui Securities Company, Ltd. (B)	35,700	203,375
Matsuoka Corp.	900	6,242
Max Company, Ltd.	5,400	77,622
Maxell, Ltd.	16,300	172,885
Maxvalu Tokai Company, Ltd.	2,600	50,581
MCJ Company, Ltd.	24,600	171,010
Mebuki Financial Group, Inc.	28,000	53,664
MEC Company, Ltd.	5,300	94,386
Media Do Company, Ltd.	2,600	38,244
Medical Data Vision Company, Ltd.	8,300	66,483
Medical System Network Company, Ltd.	6,600	20,216
Medikit Company, Ltd.	1,400	22,752
Medius Holdings Company, Ltd.	2,500	14,438
MedPeer, Inc. (A)	4,500	51,169
Megachips Corp.	5,900	115,990
Megmilk Snow Brand Company, Ltd.	15,500	191,038
Meidensha Corp.	10,717	153,618
Meiho Facility Works, Ltd.	1,400	6,805
Meiji Electric Industries Company, Ltd.	2,800	21,680
Meiji Shipping Company, Ltd.	3,100	18,213
Meiko Electronics Company, Ltd.	6,300	146,361
Meiko Network Japan Company, Ltd.	5,000	21,825
Meisei Industrial Company, Ltd.	12,700	68,305
Meitec Corp.	24,000	421,967
Meito Sangyo Company, Ltd.	3,500	41,942
Meiwa Corp.	8,200	46,836
Melco Holdings, Inc.	1,500	35,829
Members Company, Ltd.	2,700	52,601
Menicon Company, Ltd.	20,000	480,167
Mercuria Holdings Company, Ltd.	1,700	7,488
Metaps, Inc. (A)	1,600	6,483
MetaReal Corp. (A)	1,800	14,966
METAWATER Company, Ltd.	8,000	117,681
Micronics Japan Company, Ltd.	9,600	98,339
Midac Holdings Company, Ltd.	2,500	57,237
Mie Kotsu Group Holdings, Inc.	19,600	68,053
Mikuni Corp.	8,400	19,852
Milbon Company, Ltd.	8,520	358,839
Mimaki Engineering Company, Ltd. (A)	900	4,464
Mimasu Semiconductor Industry Company, Ltd.	5,800	88,204
Ministop Company, Ltd.	5,200	52,776
Minkabu The Infonoid, Inc. (A)	300	4,556
Mipox Corp.	4,100	18,574
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	52

	Shares	Value
Japan (continued)
Miraial Company, Ltd.	1,800	$25,318
Mirait one Corp.	30,020	337,397
Miroku Jyoho Service Company, Ltd.	6,100	67,536
Mitani Corp.	16,800	179,338
Mitani Sangyo Company, Ltd.	8,100	17,991
Mitani Sekisan Company, Ltd.	3,200	82,894
Mito Securities Company, Ltd.	19,100	36,379
Mitsuba Corp.	11,200	35,597
Mitsubishi Kakoki Kaisha, Ltd.	2,600	43,071
Mitsubishi Logisnext Company, Ltd.	10,700	64,089
Mitsubishi Logistics Corp.	2,800	72,756
Mitsubishi Materials Corp.	9,300	138,803
Mitsubishi Pencil Company, Ltd.	10,400	104,278
Mitsubishi Research Institute, Inc.	2,500	74,842
Mitsubishi Shokuhin Company, Ltd.	4,900	120,275
Mitsubishi Steel Manufacturing Company, Ltd.	4,600	34,157
Mitsuboshi Belting, Ltd.	7,000	160,920
Mitsui DM Sugar Holdings Company, Ltd.	6,500	87,476
Mitsui E&S Holdings Company, Ltd. (A)	29,900	92,847
Mitsui Matsushima Holdings Company, Ltd. (B)	4,100	107,349
Mitsui Mining & Smelting Company, Ltd.	17,600	415,635
Mitsui-Soko Holdings Company, Ltd.	7,100	171,608
Mitsuuroko Group Holdings Company, Ltd.	10,800	76,276
Mixi, Inc.	13,400	230,070
Miyaji Engineering Group, Inc.	2,600	59,324
Miyoshi Oil & Fat Company, Ltd.	2,600	18,652
Mizuho Leasing Company, Ltd.	8,500	205,307
Mizuho Medy Company, Ltd.	1,300	27,866
Mizuno Corp.	6,300	121,212
Mobile Factory, Inc. (A)	2,400	16,379
Mochida Pharmaceutical Company, Ltd.	6,300	155,099
Molitec Steel Company, Ltd.	6,100	12,709
Monex Group, Inc.	55,900	199,356
MORESCO Corp.	3,000	25,077
Morinaga & Company, Ltd.	11,100	317,051
Morinaga Milk Industry Company, Ltd.	9,600	293,523
Moriroku Holdings Company, Ltd.	2,700	34,238
Morita Holdings Corp.	11,100	100,990
Morito Company, Ltd.	7,100	36,700
Morningstar Japan KK	10,800	38,368
Morozoff, Ltd.	2,000	54,318
Mortgage Service Japan, Ltd.	2,400	16,217
Mory Industries, Inc.	2,200	43,641
MRK Holdings, Inc.	7,900	6,181
53	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
MrMax Holdings, Ltd.	11,300	$51,467
MTI, Ltd.	8,800	32,426
Mugen Estate Company, Ltd.	4,300	14,754
m-up Holdings, Inc.	8,800	91,042
Murakami Corp.	2,600	42,145
Musashi Company, Ltd.	900	9,409
Musashi Seimitsu Industry Company, Ltd.	14,700	178,086
Mutoh Holdings Company, Ltd.	600	8,385
NAC Company, Ltd.	3,500	23,803
Nachi-Fujikoshi Corp.	4,600	124,808
Nadex Company, Ltd.	1,200	6,885
Nafco Company, Ltd.	5,000	58,009
Nagahori Corp. (B)	1,800	15,760
Nagano Keiki Company, Ltd.	5,500	43,300
Nagase & Company, Ltd.	29,700	426,220
Nagatanien Holdings Company, Ltd.	4,500	65,647
Nagawa Company, Ltd.	1,800	105,214
Naigai Tec Corp.	600	11,296
Naigai Trans Line, Ltd.	2,800	43,125
Nakabayashi Company, Ltd.	8,300	30,692
Nakamoto Packs Company, Ltd.	800	9,086
Nakamura Choukou Company, Ltd. (A)	1,900	8,397
Nakamuraya Company, Ltd.	1,600	36,018
Nakanishi, Inc.	21,300	413,029
Nakano Corp.	7,900	17,057
Nakano Refrigerators Company, Ltd.	300	12,987
Nakayama Steel Works, Ltd.	10,000	39,338
Nakayo, Inc.	1,000	7,798
Namura Shipbuilding Company, Ltd. (A)	11,372	49,344
Nankai Electric Railway Company, Ltd.	8,600	171,062
Narasaki Sangyo Company, Ltd.	1,600	20,515
Natori Company, Ltd.	4,000	60,250
NEC Capital Solutions, Ltd.	3,800	58,652
NEC Networks & System Integration Corp.	5,300	66,047
NEOJAPAN, Inc.	800	6,473
NET One Systems Company, Ltd.	26,400	581,682
Neturen Company, Ltd.	12,900	63,570
New Art Holdings Company, Ltd.	3,000	33,650
New Japan Chemical Company, Ltd.	8,300	14,676
Nextage Company, Ltd.	14,900	323,494
NexTone, Inc. (A)	1,900	52,210
NF Holdings Corp.	2,500	20,289
NHK Spring Company, Ltd.	57,400	387,679
Nicca Chemical Company, Ltd.	2,500	15,301
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	54

	Shares	Value
Japan (continued)
Nice Corp.	2,300	$26,988
Nichia Steel Works, Ltd.	11,800	21,406
Nichias Corp.	18,200	314,305
Nichiban Company, Ltd.	4,700	54,559
Nichicon Corp.	14,573	153,280
Nichiden Corp.	4,200	56,974
Nichiha Corp.	9,300	185,328
Nichimo Company, Ltd.	700	12,933
Nichireki Company, Ltd.	9,400	91,881
Nichirin Company, Ltd.	3,890	44,368
Nihon Chouzai Company, Ltd.	4,960	47,716
Nihon Dempa Kogyo Company, Ltd. (A)	5,700	61,940
Nihon Dengi Company, Ltd.	1,400	32,862
Nihon Denkei Company, Ltd.	2,100	21,099
Nihon Flush Company, Ltd.	7,000	47,718
Nihon House Holdings Company, Ltd.	13,300	40,577
Nihon Kagaku Sangyo Company, Ltd.	3,200	27,436
Nihon Kohden Corp.	5,100	116,472
Nihon Nohyaku Company, Ltd.	15,800	97,184
Nihon Parkerizing Company, Ltd.	28,100	193,412
Nihon Plast Company, Ltd.	7,300	23,722
Nihon Tokushu Toryo Company, Ltd.	5,000	33,972
Nihon Trim Company, Ltd.	1,400	24,814
Niitaka Company, Ltd.	800	13,790
Nikkiso Company, Ltd.	19,500	142,145
Nikko Company, Ltd.	11,600	53,008
Nikkon Holdings Company, Ltd.	17,400	294,529
Nippi, Inc.	400	9,891
Nippn Corp.	16,900	190,609
Nippon Air Conditioning Services Company, Ltd.	12,100	65,969
Nippon Aqua Company, Ltd.	2,800	14,013
Nippon Avionics Company, Ltd. (A)	300	6,010
Nippon Beet Sugar Manufacturing Company, Ltd.	3,900	45,932
Nippon Carbide Industries Company, Inc.	2,500	22,921
Nippon Carbon Company, Ltd.	3,700	108,861
Nippon Care Supply Company, Ltd.	700	7,434
Nippon Ceramic Company, Ltd.	1,500	28,343
Nippon Chemical Industrial Company, Ltd.	2,500	37,839
Nippon Chemi-Con Corp. (A)	6,927	90,786
Nippon Coke & Engineering Company, Ltd.	62,600	45,300
Nippon Concept Corp.	3,300	42,403
Nippon Concrete Industries Company, Ltd.	18,600	36,033
Nippon Denko Company, Ltd.	31,900	84,674
Nippon Densetsu Kogyo Company, Ltd.	10,900	140,250
55	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Nippon Dry-Chemical Company, Ltd.	900	$10,634
Nippon Electric Glass Company, Ltd.	6,800	128,064
Nippon Felt Company, Ltd.	5,500	16,433
Nippon Filcon Company, Ltd. (B)	5,600	19,588
Nippon Fine Chemical Company, Ltd.	4,400	61,417
Nippon Gas Company, Ltd.	34,800	553,949
Nippon Hume Corp.	8,600	42,752
Nippon Kayaku Company, Ltd.	31,200	271,067
Nippon Kodoshi Corp.	2,000	31,306
Nippon Koei Company, Ltd.	3,700	94,749
Nippon Light Metal Holdings Company, Ltd.	17,720	203,896
Nippon Paper Industries Company, Ltd.	31,000	202,272
Nippon Parking Development Company, Ltd.	73,000	84,374
Nippon Pillar Packing Company, Ltd.	6,100	113,542
Nippon Piston Ring Company, Ltd.	3,400	31,095
Nippon Rietec Company, Ltd.	3,000	18,265
Nippon Seiki Company, Ltd.	18,100	107,000
Nippon Seisen Company, Ltd.	1,000	33,551
Nippon Sharyo, Ltd.	3,000	46,674
Nippon Sheet Glass Company, Ltd. (A)	16,200	61,768
Nippon Shokubai Company, Ltd.	6,100	241,888
Nippon Signal Company, Ltd.	16,800	112,296
Nippon Soda Company, Ltd.	7,400	244,701
Nippon Steel Trading Corp.	4,568	175,752
Nippon Suisan Kaisha, Ltd.	89,100	364,601
Nippon Thompson Company, Ltd.	16,500	67,764
Nippon Yakin Kogyo Company, Ltd.	5,220	107,772
Nipro Corp.	45,000	366,356
Nireco Corp.	1,900	13,058
Nishikawa Rubber Company, Ltd.	5,200	45,457
Nishimatsu Construction Company, Ltd.	11,000	319,431
Nishimatsuya Chain Company, Ltd. (B)	13,000	152,267
Nishimoto Company, Ltd.	1,500	42,028
Nishi-Nippon Financial Holdings, Inc.	37,800	200,551
Nishi-Nippon Railroad Company, Ltd.	18,000	372,454
Nishio Rent All Company, Ltd.	6,700	139,781
Nissan Shatai Company, Ltd.	22,700	125,439
Nissan Tokyo Sales Holdings Company, Ltd.	8,300	17,756
Nissei ASB Machine Company, Ltd.	2,800	82,300
Nissei Plastic Industrial Company, Ltd.	5,600	38,956
Nissha Company, Ltd.	15,200	197,659
Nisshin Group Holdings Company, Ltd.	10,300	31,908
Nisshinbo Holdings, Inc.	40,157	310,755
Nissin Corp.	5,200	69,285
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	56

	Shares	Value
Japan (continued)
Nissin Electric Company, Ltd.	15,900	$169,444
Nissin Sugar Company, Ltd.	4,100	51,996
Nisso Corp.	4,000	16,355
Nitta Corp.	7,100	149,220
Nitta Gelatin, Inc.	3,400	19,615
Nittetsu Mining Company, Ltd.	2,000	88,568
Nitto Boseki Company, Ltd.	7,100	128,618
Nitto Fuji Flour Milling Company, Ltd.	800	27,763
Nitto Kogyo Corp.	8,300	153,118
Nitto Kohki Company, Ltd.	3,400	40,277
Nitto Seiko Company, Ltd.	8,700	33,795
Nittoc Construction Company, Ltd.	5,200	33,712
Nittoku Company, Ltd.	1,400	26,825
NJS Company, Ltd.	2,800	40,219
Noda Corp.	2,500	23,047
Noevir Holdings Company, Ltd.	5,300	219,586
Nohmi Bosai, Ltd.	6,200	73,377
Nojima Corp.	10,300	207,516
NOK Corp.	24,600	218,638
Nomura Micro Science Company, Ltd.	2,000	52,746
Noritake Company, Ltd.	3,400	102,194
Noritsu Koki Company, Ltd.	6,800	126,387
Noritz Corp.	10,700	118,662
North Pacific Bank, Ltd.	98,400	162,875
Nozawa Corp.	2,600	13,165
NS Tool Company, Ltd. (B)	5,400	43,384
NS United Kaiun Kaisha, Ltd.	2,700	93,111
NSD Company, Ltd.	22,612	406,406
NSW, Inc.	3,100	51,304
NTN Corp. (A)	133,900	253,467
Obara Group, Inc.	3,700	87,567
Oenon Holdings, Inc.	17,500	35,898
Ohara, Inc.	2,700	26,222
Ohashi Technica, Inc.	4,100	42,135
Ohba Company, Ltd.	2,200	11,431
Ohizumi Manufacturing Company, Ltd.	200	1,253
Ohki Healthcare Holdings Company, Ltd.	1,100	6,100
Ohmoto Gumi Company, Ltd.	700	33,055
Ohsho Food Service Corp.	3,300	153,922
Oiles Corp.	8,672	93,863
Oisix ra daichi, Inc. (A)(B)	9,600	130,601
Okabe Company, Ltd.	14,300	67,539
Okada Aiyon Corp.	2,200	22,750
Okamoto Industries, Inc.	3,600	100,610
57	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Okamoto Machine Tool Works, Ltd. (B)	1,300	$37,478
Okamura Corp.	17,700	169,012
Okasan Securities Group, Inc.	54,600	130,923
Oki Electric Industry Company, Ltd.	29,700	160,270
Okinawa Cellular Telephone Company	4,100	153,473
Okinawa Financial Group, Inc.	6,905	105,999
OKUMA Corp.	7,676	290,111
Okumura Corp.	9,500	200,098
Okura Industrial Company, Ltd.	3,400	45,215
Okuwa Company, Ltd.	8,900	58,184
Onoken Company, Ltd.	7,100	75,774
Onward Holdings Company, Ltd.	40,200	79,284
Optex Group Company, Ltd.	11,600	172,404
Optim Corp. (A)	4,000	25,308
Optorun Company, Ltd.	7,500	121,762
Orchestra Holdings, Inc.	700	13,392
Organo Corp.	1,900	126,380
Oricon, Inc.	1,200	7,940
Orient Corp.	159,100	139,135
Oriental Shiraishi Corp.	46,600	84,287
Oro Company, Ltd.	2,100	26,615
Osaka Organic Chemical Industry, Ltd.	5,600	103,102
Osaka Soda Company, Ltd.	4,300	116,710
Osaka Steel Company, Ltd.	5,800	53,003
Osaki Electric Company, Ltd.	15,500	58,522
OSG Corp.	27,200	374,579
OUG Holdings, Inc.	1,700	36,300
Outsourcing, Inc.	36,200	314,224
Oxide Corp. (A)	600	26,013
Oyo Corp.	7,300	96,976
Ozu Corp.	2,000	26,139
Pacific Industrial Company, Ltd.	15,500	120,685
Pacific Metals Company, Ltd.	6,700	116,813
PAL GROUP Holdings Company, Ltd.	6,200	102,792
PALTAC Corp.	1,000	28,765
Paraca, Inc.	2,500	35,968
Paramount Bed Holdings Company, Ltd.	12,800	241,173
Paris Miki Holdings, Inc.	9,700	17,479
Parker Corp.	4,000	15,557
Pasona Group, Inc.	7,800	116,757
PC Depot Corp.	12,000	24,599
PCA Corp.	3,600	26,928
PCI Holdings, Inc.	1,600	11,416
Pegasus Sewing Machine Manufacturing Company, Ltd.	7,800	48,668
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	58

	Shares	Value
Japan (continued)
Penta-Ocean Construction Company, Ltd.	88,800	$468,626
People Dreams & Technologies Group Company, Ltd.	2,800	53,343
PeptiDream, Inc. (A)	12,000	143,089
Pharma Foods International Company, Ltd. (B)	7,000	75,124
Pickles Corp.	4,200	35,593
Pigeon Corp.	30,700	457,275
Pilot Corp.	5,400	193,279
Piolax, Inc.	8,700	125,863
Plenus Company, Ltd.	6,100	83,723
Pole To Win Holdings, Inc.	10,400	75,632
Poppins Corp.	700	9,136
Premium Group Company, Ltd.	11,400	141,411
Premium Water Holdings, Inc.	900	16,577
Press Kogyo Company, Ltd.	32,500	102,796
Pressance Corp.	6,300	68,122
Prestige International, Inc.	34,100	163,794
Prima Meat Packers, Ltd.	7,800	121,747
Procrea Holdings, Inc.	9,896	153,810
Pronexus, Inc.	6,000	42,770
Property Agent, Inc.	400	4,427
Pro-Ship, Inc.	1,900	19,786
Proto Corp.	10,200	81,857
PS Mitsubishi Construction Company, Ltd.	8,400	39,223
Punch Industry Company, Ltd.	6,700	21,270
QB Net Holdings Company, Ltd.	3,200	32,037
Qol Holdings Company, Ltd.	9,400	85,253
Quick Company, Ltd.	3,200	39,233
Raccoon Holdings, Inc.	5,700	56,755
Raito Kogyo Company, Ltd.	13,800	183,262
Raiznext Corp.	10,500	90,658
Rasa Corp.	2,900	20,451
Rasa Industries, Ltd.	2,800	47,996
Raysum Company, Ltd.	3,700	42,412
Relia, Inc.	13,500	97,948
Relo Group, Inc.	1,600	25,719
RenetJapanGroup, Inc. (A)	1,500	5,778
Rengo Company, Ltd.	55,300	325,801
RENOVA, Inc. (A)(B)	5,700	123,831
Resorttrust, Inc.	27,400	439,691
Restar Holdings Corp.	3,600	53,045
Retail Partners Company, Ltd. (B)	7,500	57,721
Rheon Automatic Machinery Company, Ltd.	7,800	70,253
Rhythm Company, Ltd.	2,000	20,294
Riberesute Corp.	2,000	11,092
59	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Ricoh Leasing Company, Ltd.	4,400	$113,260
Ride On Express Holdings Company, Ltd.	2,400	20,426
Right On Company, Ltd. (A)(B)	6,300	31,488
Riken Corp.	3,100	53,588
Riken Keiki Company, Ltd.	4,400	138,266
Riken Technos Corp.	13,400	50,045
Riken Vitamin Company, Ltd.	6,900	84,996
Rion Company, Ltd.	3,400	51,897
Riso Kyoiku Company, Ltd.	42,300	94,855
River Eletec Corp.	1,100	9,160
Rock Field Company, Ltd.	6,500	72,982
Rokko Butter Company, Ltd.	5,800	60,223
Roland Corp.	3,500	102,279
Roland DG Corp.	3,900	91,475
Rorze Corp.	3,500	212,374
Round One Corp.	17,300	248,934
RS Technologies Company, Ltd.	1,100	53,777
Ryobi, Ltd.	8,800	81,724
Ryoden Corp.	6,200	73,030
Ryosan Company, Ltd.	7,129	114,025
S Foods, Inc.	6,100	130,442
S Line Company, Ltd.	2,000	11,846
S&B Foods, Inc.	2,100	56,290
Sac’s Bar Holdings, Inc.	7,300	32,377
Saibu Gas Holdings Company, Ltd.	8,000	105,082
Saint-Care Holding Corp.	3,300	20,804
Saison Information Systems Company, Ltd.	1,000	12,980
Sakai Chemical Industry Company, Ltd.	5,200	73,391
Sakai Heavy Industries, Ltd.	1,600	34,971
Sakai Moving Service Company, Ltd.	3,600	118,802
Sakata INX Corp.	13,800	96,725
Sakura Internet, Inc.	8,100	33,673
Sala Corp.	18,800	109,841
SAMTY Company, Ltd.	7,900	125,101
San Holdings, Inc.	3,700	47,564
San ju San Financial Group, Inc.	8,020	85,438
San-A Company, Ltd.	6,400	191,125
San-Ai Obbli Company, Ltd.	18,400	145,595
Sanden Corp. (A)	4,600	9,083
Sanei Architecture Planning Company, Ltd.	4,100	48,388
Sangetsu Corp.	12,700	148,342
Sanix, Inc. (A)	12,300	21,846
Sanken Electric Company, Ltd.	6,887	241,987
Sanki Engineering Company, Ltd.	15,500	183,086
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	60

	Shares	Value
Japan (continued)
Sanko Gosei, Ltd.	3,100	$10,549
Sanko Metal Industrial Company, Ltd.	600	11,518
Sankyo Company, Ltd.	9,600	281,305
Sankyo Frontier Company, Ltd.	1,300	36,003
Sankyo Seiko Company, Ltd.	10,400	34,901
Sankyo Tateyama, Inc.	9,600	42,116
Sankyu, Inc.	15,000	461,359
Sanoh Industrial Company, Ltd.	8,800	47,562
Sansei Landic Company, Ltd.	1,100	6,568
Sansei Technologies, Inc.	3,900	22,371
Sansha Electric Manufacturing Company, Ltd.	4,100	27,792
Sanshin Electronics Company, Ltd.	2,900	35,801
Sanyo Chemical Industries, Ltd.	3,900	133,253
Sanyo Denki Company, Ltd.	3,300	128,424
Sanyo Electric Railway Company, Ltd.	6,700	109,491
Sanyo Engineering & Construction, Inc.	1,900	8,723
Sanyo Shokai, Ltd. (A)	4,800	30,801
Sanyo Special Steel Company, Ltd.	5,629	84,609
Sanyo Trading Company, Ltd.	7,600	55,622
Sapporo Holdings, Ltd.	20,100	440,560
Sata Construction Company, Ltd.	1,800	5,686
Sato Holdings Corp.	10,200	140,114
Sato Shoji Corp.	5,200	43,569
Satori Electric Company, Ltd.	2,900	24,801
Sawai Group Holdings Company, Ltd.	9,500	280,751
Saxa Holdings, Inc.	1,800	16,780
SB Technology Corp. (B)	3,400	60,520
SBI Insurance Group Company, Ltd. (A)	2,300	14,071
SBS Holdings, Inc.	6,200	128,347
Scala, Inc.	6,200	33,260
Scroll Corp.	11,000	61,979
SEC Carbon, Ltd.	500	21,900
Seed Company, Ltd.	3,300	13,767
Seika Corp.	2,900	34,485
Seikagaku Corp.	14,500	91,930
Seikitokyu Kogyo Company, Ltd.	9,500	51,785
Seiko Electric Company, Ltd.	1,100	8,666
Seiko Holdings Corp.	8,000	164,848
Seiko PMC Corp.	5,600	23,911
Seikoh Giken Company, Ltd.	900	12,476
Seino Holdings Company, Ltd.	14,300	113,554
Seiren Company, Ltd.	13,800	209,579
Sekisui Jushi Corp.	9,300	114,995
Sekisui Kasei Company, Ltd.	9,800	28,577
61	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
SEMITEC Corp.	300	$20,753
Senko Group Holdings Company, Ltd.	35,300	241,172
Senshu Electric Company, Ltd.	2,700	108,252
Senshu Ikeda Holdings, Inc.	88,700	140,863
Senshukai Company, Ltd.	13,900	39,005
Seria Company, Ltd.	15,100	294,518
Seven Bank, Ltd.	18,700	35,522
Shibaura Electronics Company, Ltd.	2,700	101,089
Shibaura Machine Company, Ltd.	6,700	146,562
Shibaura Mechatronics Corp.	1,100	90,723
Shibuya Corp.	5,600	100,705
Shidax Corp. (A)	6,600	26,857
Shikibo, Ltd.	2,100	13,675
Shikoku Chemicals Corp.	11,500	102,641
Shikoku Electric Power Company, Inc.	43,300	252,555
Shima Seiki Manufacturing, Ltd.	10,000	158,638
Shimojima Company, Ltd.	3,900	30,505
Shin Maint Holdings Company, Ltd.	1,200	11,867
Shin Nippon Air Technologies Company, Ltd.	2,700	36,096
Shin Nippon Biomedical Laboratories, Ltd.	7,000	119,365
Shinagawa Refractories Company, Ltd.	1,800	49,099
Shindengen Electric Manufacturing Company, Ltd.	2,900	75,939
Shin-Etsu Polymer Company, Ltd.	14,100	134,907
Shinki Bus Company, Ltd.	1,300	31,028
Shinko Shoji Company, Ltd.	5,900	43,437
Shinmaywa Industries, Ltd.	19,500	148,611
Shinnihon Corp.	9,600	50,464
Shin-Nihon Tatemono Company, Ltd.	3,900	12,208
Shinnihonseiyaku Company, Ltd.	2,700	31,834
Shinoken Group Company, Ltd.	7,700	88,167
Shinsho Corp.	1,700	50,871
Shinwa Company, Ltd.	4,000	63,669
Shinwa Company, Ltd. (Gifu)	2,700	15,850
Ship Healthcare Holdings, Inc.	23,600	441,211
Shizuki Electric Company, Inc.	5,000	18,691
Shizuoka Gas Company, Ltd.	14,400	107,782
SHL-Japan, Ltd.	1,000	19,590
Shobunsha Holdings, Inc. (A)	4,100	9,372
Shoei Company, Ltd.	7,600	301,153
Shoei Foods Corp.	2,900	84,110
Shofu, Inc.	3,500	56,224
Showa Sangyo Company, Ltd.	6,300	117,102
Showa Shinku Company, Ltd.	900	9,364
Sigma Koki Company, Ltd.	1,800	20,728
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	62

	Shares	Value
Japan (continued)
SIGMAXYZ Holdings, Inc.	10,600	$93,407
Siix Corp.	11,600	92,312
Sinanen Holdings Company, Ltd.	2,300	63,277
Sinfonia Technology Company, Ltd.	9,000	97,532
Sinko Industries, Ltd.	6,900	79,852
Sintokogio, Ltd.	15,000	76,428
SK Kaken Company, Ltd.	200	53,008
SK-Electronics Company, Ltd.	3,800	38,357
SKY Perfect JSAT Holdings, Inc.	45,600	181,225
Smaregi, Inc. (A)	1,600	12,742
SMK Corp.	1,900	33,552
Snow Peak, Inc. (B)	9,200	143,463
Soda Nikka Company, Ltd.	5,800	25,477
Sodick Company, Ltd.	17,100	99,014
Soft99 Corp.	6,300	53,081
Softcreate Holdings Corp.	2,700	73,924
Software Service, Inc.	900	45,133
Soiken Holdings, Inc.	8,200	21,160
Soken Chemical & Engineering Company, Ltd.	3,400	47,301
Solasto Corp.	16,100	103,146
Soliton Systems KK	3,800	32,765
Solxyz Company, Ltd.	2,400	6,434
Sotetsu Holdings, Inc.	9,400	161,762
Sotoh Company, Ltd.	2,400	13,447
Space Company, Ltd.	2,970	18,255
Sparx Group Company, Ltd.	33,900	72,974
SPK Corp.	1,800	18,144
S-Pool, Inc.	21,400	165,049
Sprix, Ltd.	900	6,776
SRA Holdings	4,000	85,053
SRE Holdings Corp. (A)	1,800	36,665
ST Corp.	4,300	47,674
St. Marc Holdings Company, Ltd.	6,600	76,246
Star Mica Holdings Company, Ltd.	4,200	46,730
Star Micronics Company, Ltd.	12,200	160,428
Starts Corp., Inc.	9,700	186,344
Starzen Company, Ltd.	5,000	75,995
Stella Chemifa Corp.	3,500	70,985
Step Company, Ltd.	2,900	37,809
Strike Company, Ltd.	2,600	73,381
Studio Alice Company, Ltd. (B)	3,500	55,933
Subaru Enterprise Company, Ltd.	500	32,056
Sugimoto & Company, Ltd.	4,000	57,217
Sumida Corp.	10,600	73,639
63	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Suminoe Textile Company, Ltd.	2,199	$27,657
Sumiseki Holdings, Inc.	21,100	38,770
Sumitomo Bakelite Company, Ltd.	10,700	337,286
Sumitomo Densetsu Company, Ltd.	5,400	101,976
Sumitomo Mitsui Construction Company, Ltd.	48,160	160,443
Sumitomo Osaka Cement Company, Ltd.	10,700	271,034
Sumitomo Precision Products Company, Ltd. (A)	1,500	27,159
Sumitomo Riko Company, Ltd.	15,300	63,906
Sumitomo Seika Chemicals Company, Ltd.	3,600	80,592
Sun Frontier Fudousan Company, Ltd.	10,900	94,036
Suncall Corp.	7,800	40,851
Sun-Wa Technos Corp.	3,500	35,464
Suruga Bank, Ltd.	60,700	163,597
Suzuki Company, Ltd.	5,600	33,783
SWCC Showa Holdings Company, Ltd.	8,300	108,737
System Information Company, Ltd.	2,200	15,595
System Research Company, Ltd.	1,400	20,022
Systems Engineering Consultants Company, Ltd.	600	10,043
Systena Corp.	87,000	266,556
Syuppin Company, Ltd. (B)	5,600	49,826
T Hasegawa Company, Ltd.	8,500	183,484
T RAD Company, Ltd.	2,000	40,044
T&K Toka Company, Ltd.	7,400	56,416
Tachibana Eletech Company, Ltd.	6,500	76,011
Tachikawa Corp.	4,800	36,689
Tachi-S Company, Ltd.	11,200	98,393
Tadano, Ltd.	31,500	215,204
Taihei Dengyo Kaisha, Ltd.	4,000	102,157
Taiheiyo Cement Corp.	7,400	110,789
Taiheiyo Kouhatsu, Inc.	1,200	6,161
Taiho Kogyo Company, Ltd.	6,000	30,293
Taikisha, Ltd.	7,700	176,668
Taisei Lamick Company, Ltd.	2,500	50,899
Taisei Oncho Company, Ltd.	500	6,747
Taiyo Holdings Company, Ltd.	11,500	225,447
Takachiho Koheki Company, Ltd.	1,300	21,453
Takamatsu Construction Group Company, Ltd.	5,900	81,095
Takamatsu Machinery Company, Ltd.	1,100	4,964
Takamiya Company, Ltd.	9,700	29,400
Takano Company, Ltd.	2,400	13,075
Takaoka Toko Company, Ltd.	3,970	54,875
Takara & Company, Ltd.	3,400	50,868
Takara Bio, Inc.	5,700	79,835
Takara Holdings, Inc.	44,000	333,849
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	64

	Shares	Value
Japan (continued)
Takara Leben Company, Ltd.	27,300	$74,259
Takara Standard Company, Ltd.	11,600	110,224
Takasago International Corp.	5,000	99,532
Takasago Thermal Engineering Company, Ltd.	13,500	159,505
Takashima & Company, Ltd.	1,400	25,866
Takashimaya Company, Ltd. (B)	44,000	486,744
Takasho Company, Ltd.	3,000	14,774
TAKEBISHI Corp.	2,500	27,537
Takeuchi Manufacturing Company, Ltd.	10,800	204,684
Takisawa Machine Tool Company, Ltd.	2,600	21,867
Takuma Company, Ltd.	15,000	150,704
Tama Home Company, Ltd.	5,200	87,670
Tamron Company, Ltd.	4,900	107,058
Tamura Corp.	28,100	148,748
Tanabe Consulting Company, Ltd.	1,800	8,360
Tanabe Engineering Corp.	1,900	12,389
Tanaka Chemical Corp. (A)	3,400	37,721
Tanseisha Company, Ltd.	13,500	77,006
Taoka Chemical Company, Ltd.	2,500	15,883
Tatsuta Electric Wire & Cable Company, Ltd.	15,400	51,336
Tayca Corp.	6,700	63,347
Tazmo Company, Ltd.	1,800	17,471
TBK Company, Ltd.	9,100	21,034
TDC Soft, Inc.	6,600	56,189
Tear Corp.	4,900	15,539
TechMatrix Corp.	14,200	174,960
TECHNO ASSOCIE Company, Ltd.	2,700	22,810
Techno Horizon Company, Ltd.	4,100	17,557
Techno Medica Company, Ltd.	2,400	28,134
Techno Ryowa, Ltd.	3,800	23,828
Techno Smart Corp.	3,200	28,652
Technoflex Corp.	1,300	9,455
Tecnos Japan, Inc.	3,900	12,787
Teijin, Ltd.	3,600	38,061
Teikoku Electric Manufacturing Company, Ltd.	6,300	87,963
Teikoku Sen-I Company, Ltd.	6,300	73,984
Teikoku Tsushin Kogyo Company, Ltd.	2,800	29,453
Tekken Corp.	5,000	64,158
Temairazu, Inc.	800	28,842
Tenma Corp.	5,200	83,850
Tenox Corp.	2,100	13,682
Tera Probe, Inc.	1,200	12,217
Teraoka Seisakusho Company, Ltd.	2,900	7,566
Terilogy Company, Ltd.	4,200	11,131
65	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
T-Gaia Corp.	7,400	$87,984
The 77 Bank, Ltd.	17,000	216,860
The Aichi Bank, Ltd.	2,700	112,297
The Akita Bank, Ltd.	5,700	67,722
The Awa Bank, Ltd.	12,200	166,300
The Bank of Iwate, Ltd.	5,600	74,997
The Bank of Nagoya, Ltd.	2,800	62,277
The Bank of Saga, Ltd.	5,600	60,334
The Bank of Toyama, Ltd.	1,200	15,242
The Chiba Kogyo Bank, Ltd.	19,700	37,138
The Chugoku Bank, Ltd. (B)	44,500	298,035
The Chukyo Bank, Ltd.	2,400	32,405
The Daito Bank, Ltd.	2,800	12,824
The Ehime Bank, Ltd.	12,550	76,744
The First Bank of Toyama, Ltd.	22,700	68,689
The Fukui Bank, Ltd.	7,118	70,723
The Furukawa Battery Company, Ltd.	5,900	49,030
The Gunma Bank, Ltd.	111,000	310,410
The Hachijuni Bank, Ltd.	105,700	362,471
The Hyakugo Bank, Ltd.	76,400	174,841
The Hyakujushi Bank, Ltd.	9,200	112,247
The Iyo Bank, Ltd.	70,300	326,909
The Japan Steel Works, Ltd.	3,100	66,187
The Japan Wool Textile Company, Ltd.	17,100	125,679
The Keiyo Bank, Ltd.	37,300	129,709
The Kita-Nippon Bank, Ltd.	3,500	42,642
The Kiyo Bank, Ltd.	18,139	194,919
The Miyazaki Bank, Ltd.	5,300	84,707
The Monogatari Corp.	3,500	177,489
The Musashino Bank, Ltd.	10,200	124,329
The Nagano Bank, Ltd.	3,900	35,318
The Nanto Bank, Ltd.	9,100	128,249
The Nippon Road Company, Ltd.	1,300	57,872
The Nisshin Oillio Group, Ltd.	7,800	182,551
The Ogaki Kyoritsu Bank, Ltd.	11,600	143,881
The Oita Bank, Ltd.	4,500	61,237
The Okinawa Electric Power Company, Inc.	16,664	135,878
The Pack Corp.	5,400	89,082
The San-In Godo Bank, Ltd.	45,100	221,742
The Shibusawa Warehouse Company, Ltd.	3,500	53,126
The Shiga Bank, Ltd.	12,000	221,387
The Shikoku Bank, Ltd.	12,900	79,495
The Shimizu Bank, Ltd.	3,900	41,597
The Sumitomo Warehouse Company, Ltd.	17,276	271,099
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	66

	Shares	Value
Japan (continued)
The Taiko Bank, Ltd.	3,400	$33,167
The Tochigi Bank, Ltd.	38,700	80,092
The Toho Bank, Ltd.	57,700	84,531
The Tohoku Bank, Ltd.	3,800	26,554
The Torigoe Company, Ltd.	5,900	28,240
The Tottori Bank, Ltd.	3,400	27,381
The Towa Bank, Ltd.	14,100	53,356
The Yamagata Bank, Ltd.	9,800	65,435
The Yamanashi Chuo Bank, Ltd.	8,851	72,688
The Zenitaka Corp.	600	14,089
Tigers Polymer Corp.	6,500	19,934
TKC Corp.	8,100	202,445
Toa Corp. (Hyogo)	8,800	50,898
Toa Corp. (Tokyo)	4,200	73,696
Toa Oil Company, Ltd.	3,500	57,246
TOA ROAD Corp.	1,500	63,480
Toagosei Company, Ltd.	29,300	228,288
Toba, Inc.	800	16,338
Tobila Systems, Inc.	900	6,515
Tobishima Corp.	6,820	52,791
TOC Company, Ltd.	9,300	49,242
Tocalo Company, Ltd.	20,100	185,224
Toda Corp.	30,700	151,446
Toda Kogyo Corp. (A)	900	17,164
Toei Company, Ltd.	300	39,638
Toell Company, Ltd.	3,900	23,889
Toenec Corp.	2,700	71,270
Togami Electric Manufacturing Company, Ltd.	600	7,617
Toho Acetylene Company, Ltd.	900	7,702
Toho Company, Ltd. (A)	3,700	35,900
Toho Holdings Company, Ltd.	18,300	242,380
Toho Titanium Company, Ltd. (B)	10,000	158,405
Toho Zinc Company, Ltd.	3,600	62,816
Tohoku Steel Company, Ltd.	500	5,715
Tohokushinsha Film Corp.	6,700	31,023
Tokai Carbon Company, Ltd.	58,200	424,845
Tokai Corp.	7,600	100,583
TOKAI Holdings Corp.	33,300	212,825
Tokai Lease Company, Ltd.	300	3,251
Tokai Rika Company, Ltd.	16,900	181,424
Tokai Tokyo Financial Holdings, Inc.	60,000	162,566
Token Corp.	2,250	143,312
Tokushu Tokai Paper Company, Ltd.	3,600	81,955
Tokuyama Corp.	19,900	262,105
67	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Tokyo Base Company, Ltd. (A)	7,500	$19,213
Tokyo Electron Device, Ltd.	2,600	109,816
Tokyo Energy & Systems, Inc.	7,400	56,167
Tokyo Individualized Educational Institute, Inc.	5,100	20,878
Tokyo Keiki, Inc.	4,200	39,063
Tokyo Kiraboshi Financial Group, Inc.	9,658	155,753
Tokyo Rakutenchi Company, Ltd.	1,200	35,120
Tokyo Rope Manufacturing Company, Ltd.	1,700	12,289
Tokyo Sangyo Company, Ltd.	6,600	37,792
Tokyo Seimitsu Company, Ltd.	12,700	423,053
Tokyo Steel Manufacturing Company, Ltd.	19,600	207,665
Tokyo Tekko Company, Ltd.	3,500	33,616
Tokyo Theatres Company, Inc.	2,400	20,983
Tokyotokeiba Company, Ltd.	5,000	151,223
Tokyu Construction Company, Ltd.	26,200	123,240
Tokyu Recreation Company, Ltd. (A)	800	29,131
Toli Corp.	17,800	26,449
Tomato Bank, Ltd.	3,200	23,661
Tomen Devices Corp.	900	36,498
Tomoe Corp.	7,600	24,242
Tomoe Engineering Company, Ltd.	2,400	42,474
Tomoku Company, Ltd.	4,200	46,360
TOMONY Holdings, Inc.	54,300	123,062
Tomy Company, Ltd.	28,200	267,331
Tonami Holdings Company, Ltd.	2,200	58,308
Topcon Corp.	34,600	466,728
Topre Corp.	13,100	116,694
Topy Industries, Ltd.	5,700	57,780
Torex Semiconductor, Ltd.	2,300	48,132
Toridoll Holdings Corp.	13,900	296,445
Torii Pharmaceutical Company, Ltd.	4,700	101,023
Torishima Pump Manufacturing Company, Ltd.	6,900	72,697
Tosei Corp.	9,300	92,899
Toshiba TEC Corp.	6,200	184,514
Totech Corp.	2,000	50,925
Totetsu Kogyo Company, Ltd.	8,800	146,712
Totoku Electric Company, Ltd.	500	8,165
Toukei Computer Company, Ltd.	600	28,412
Tow Company, Ltd.	17,600	38,956
Towa Corp.	6,800	90,799
Towa Pharmaceutical Company, Ltd.	9,200	145,901
Toyo Construction Company, Ltd.	31,300	193,100
Toyo Corp.	8,200	77,993
Toyo Denki Seizo KK	3,100	20,197
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	68

	Shares	Value
Japan (continued)
Toyo Engineering Corp. (A)	11,300	$55,972
Toyo Gosei Company, Ltd. (B)	1,800	105,886
Toyo Ink SC Holdings Company, Ltd.	11,100	152,217
Toyo Kanetsu KK	3,100	58,165
Toyo Logistics Company, Ltd.	6,100	12,323
Toyo Machinery & Metal Company, Ltd.	6,200	25,670
Toyo Securities Company, Ltd.	22,800	42,095
Toyo Seikan Group Holdings, Ltd.	2,200	26,035
Toyo Tanso Company, Ltd.	5,400	130,852
Toyo Tire Corp.	18,600	225,428
Toyo Wharf & Warehouse Company, Ltd.	1,900	17,041
Toyobo Company, Ltd.	24,206	183,407
Toyoda Gosei Company, Ltd.	1,400	24,357
TPR Company, Ltd.	8,300	76,002
Traders Holdings Company, Ltd.	6,220	17,009
Trancom Company, Ltd.	2,500	136,667
Trans Genic, Inc.	4,600	11,466
Transaction Company, Ltd.	3,700	28,245
Transcosmos, Inc.	3,900	107,575
TRE Holdings Corp.	1,476	18,077
Trenders, Inc.	1,200	16,570
Tri Chemical Laboratories, Inc.	8,400	148,155
Trinity Industrial Corp.	2,000	9,617
Trusco Nakayama Corp.	11,600	162,225
TS Tech Company, Ltd.	26,000	290,856
TSI Holdings Company, Ltd.	18,205	50,686
Tsubaki Nakashima Company, Ltd.	14,200	118,539
Tsubakimoto Chain Company	7,600	175,618
Tsubakimoto Kogyo Company, Ltd.	1,400	37,405
Tsugami Corp.	14,800	132,430
Tsukishima Kikai Company, Ltd.	9,900	65,140
Tsukuba Bank, Ltd.	31,600	44,382
Tsumura & Company	15,500	354,818
Tsurumi Manufacturing Company, Ltd.	6,300	97,233
Tsutsumi Jewelry Company, Ltd.	2,500	36,710
Tsuzuki Denki Company, Ltd.	2,100	20,456
TV Asahi Holdings Corp.	8,200	85,447
Tv Tokyo Holdings Corp.	2,400	33,834
TYK Corp.	6,400	12,707
UACJ Corp.	9,871	170,431
UBE Corp.	30,600	450,873
Ubicom Holdings, Inc.	2,100	41,582
Uchida Yoko Company, Ltd.	2,800	100,298
Ueki Corp.	1,200	11,234
69	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
ULS Group, Inc.	600	$16,091
Ultrafabrics Holdings Company, Ltd.	600	22,376
Ulvac, Inc.	8,800	341,230
Union Tool Company	3,100	79,155
Unipres Corp.	12,500	86,120
UNIRITA, Inc.	700	8,956
United Super Markets Holdings, Inc. (B)	16,700	126,759
UNITED, Inc.	3,400	36,976
Unitika, Ltd. (A)	23,900	44,451
Universal Entertainment Corp. (A)	8,900	101,750
Urbanet Corp. Company, Ltd.	3,800	8,195
Usen-Next Holdings Company, Ltd.	4,100	61,894
User Local, Inc.	1,400	16,020
Ushio, Inc.	31,100	377,559
UT Group Company, Ltd.	9,600	191,210
UUUM Company, Ltd. (A)	2,800	21,816
Uzabase, Inc. (A)	6,700	32,174
V Technology Company, Ltd.	2,900	62,412
Valor Holdings Company, Ltd.	11,700	149,152
Valqua, Ltd.	5,800	112,685
Value HR Company, Ltd.	4,200	45,505
ValueCommerce Company, Ltd.	4,800	87,663
Valuence Holdings, Inc.	900	13,561
V-Cube, Inc. (B)	5,200	48,464
Vector, Inc.	9,700	81,046
Vertex Corp.	4,320	41,696
Village Vanguard Company, Ltd. (A)	1,400	10,908
VINX Corp.	1,300	14,011
Vital KSK Holdings, Inc.	14,600	70,201
VT Holdings Company, Ltd.	29,100	100,764
Wacoal Holdings Corp.	12,600	201,365
Wacom Company, Ltd.	48,200	289,249
Waida Manufacturing Company, Ltd.	1,100	7,784
Wakachiku Construction Company, Ltd.	3,600	64,143
Wakamoto Pharmaceutical Company, Ltd. (A)	4,500	7,722
Wakita & Company, Ltd.	13,300	106,971
Warabeya Nichiyo Holdings Company, Ltd.	4,700	76,505
Waseda Academy Company, Ltd.	3,800	29,929
Watahan & Company, Ltd.	5,600	57,720
Watts Company, Ltd. (B)	4,400	22,668
WDB Holdings Company, Ltd.	3,600	66,505
Wealth Management, Inc.	400	8,130
Weathernews, Inc.	2,400	138,003
Wellnet Corp.	2,500	9,173
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	70

	Shares	Value
Japan (continued)
West Holdings Corp. (B)	7,609	$240,466
Will Group, Inc.	5,700	54,912
WILLs, Inc.	1,200	5,879
WingArc1st, Inc.	3,400	41,352
WIN-Partners Company, Ltd.	4,900	35,004
Wood One Company, Ltd.	3,600	28,022
World Company, Ltd.	8,900	86,505
World Holdings Company, Ltd.	3,100	61,305
Wowow, Inc.	2,400	23,511
Xebio Holdings Company, Ltd.	7,100	49,226
YAC Holdings Company, Ltd.	2,200	22,142
Yachiyo Industry Company, Ltd. (A)	2,500	12,710
Yagi & Company, Ltd.	800	6,914
Yahagi Construction Company, Ltd.	9,700	53,479
Yaizu Suisankagaku Industry Company, Ltd.	2,900	18,166
YAKUODO Holdings Company, Ltd.	4,800	82,471
YAMABIKO Corp.	13,400	109,391
YAMADA Consulting Group Company, Ltd.	3,700	33,229
Yamaguchi Financial Group, Inc.	59,900	328,653
Yamaichi Electronics Company, Ltd.	8,400	124,327
YA-MAN, Ltd.	10,300	119,098
Yamashina Corp.	24,800	12,298
Yamatane Corp.	2,900	34,023
Yamato Corp.	5,600	31,041
Yamato Kogyo Company, Ltd.	4,200	148,683
Yamaura Corp.	1,600	11,078
Yamaya Corp.	1,800	33,214
Yamazawa Company, Ltd.	1,800	17,502
Yamazen Corp.	19,100	127,901
Yaoko Company, Ltd.	2,000	92,801
Yashima Denki Company, Ltd.	4,800	35,402
Yasuda Logistics Corp.	5,200	34,953
YE Digital Corp.	1,900	6,562
Yellow Hat, Ltd.	12,000	154,929
Yodogawa Steel Works, Ltd.	6,765	121,660
Yokogawa Bridge Holdings Corp.	12,100	169,190
Yokorei Company, Ltd.	17,200	114,061
Yokowo Company, Ltd.	6,100	96,416
Yomeishu Seizo Company, Ltd.	2,800	36,698
Yondenko Corp.	3,200	43,580
Yondoshi Holdings, Inc.	6,459	82,746
Yonex Company, Ltd.	11,900	134,547
Yonkyu Company, Ltd.	1,200	21,946
Yorozu Corp.	6,100	39,112
71	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Yoshimura Food Holdings KK (A)	4,200	$15,070
Yoshinoya Holdings Company, Ltd.	20,800	366,760
Yotai Refractories Company, Ltd.	5,700	57,128
Yuasa Funashoku Company, Ltd.	1,100	20,402
Yuasa Trading Company, Ltd.	6,300	158,722
Yuken Kogyo Company, Ltd.	1,200	15,670
Yukiguni Maitake Company, Ltd.	5,000	37,290
Yurtec Corp.	14,900	80,171
Yushin Precision Equipment Company, Ltd.	3,000	15,461
Yushiro Chemical Industry Company, Ltd.	3,700	23,708
Yutaka Giken Company, Ltd.	1,600	20,667
Zaoh Company, Ltd.	1,800	23,445
Zenrin Company, Ltd.	12,800	87,561
ZERIA Pharmaceutical Company, Ltd.	6,500	97,087
ZIGExN Company, Ltd.	17,300	41,896
Zuiko Corp.	4,400	23,952
Jersey, Channel Islands 0.1%		545,852
Breedon Group PLC	58,167	40,273
Centamin PLC	402,088	421,675
JTC PLC (D)	9,453	83,904
Liechtenstein 0.1%		398,439
Liechtensteinische Landesbank AG	4,965	283,481
VP Bank AG, Class A	1,251	114,958
Luxembourg 0.5%		3,013,178
APERAM SA	11,031	297,743
B&S Group Sarl (D)	5,479	27,839
Befesa SA (D)	10,492	431,817
d’Amico International Shipping SA (A)	70,483	16,930
Global Fashion Group SA (A)	1,654	2,324
Grand City Properties SA	29,654	351,831
IVS Group SA (A)	9,712	39,200
L’Occitane International SA	73,750	231,732
SES SA	109,158	766,330
Shurgard Self Storage SA	6,671	322,038
Stabilus SE	8,347	426,939
Sword Group	2,454	98,455
Macau 0.0%		74,445
MECOM Power and Construction, Ltd.	276,000	71,908
Space Group Holdings, Ltd. (A)	5,000	2,537
Malaysia 0.0%		84,709
Frencken Group, Ltd.	94,900	77,706
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	72

	Shares	Value
Malaysia (continued)
Pentamaster International, Ltd.	62,000	$7,003
Malta 0.0%		32,738
Catena Media PLC (A)	2,080	6,251
Gaming Innovation Group, Inc. (A)	5,338	11,443
Kindred Group PLC	1,806	15,044
Monaco 0.0%		37,423
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (A)	407	37,423
Mongolia 0.0%		30,085
Mongolian Mining Corp. (A)	114,000	30,085
Netherlands 2.2%		13,197,232
Aalberts NV	28,555	1,047,116
Acomo NV	4,277	87,159
Alfen Beheer BV (A)(D)	6,527	737,864
AMG Advanced Metallurgical Group NV	8,363	213,526
Arcadis NV	19,675	627,227
ASR Nederland NV	39,563	1,614,741
Basic-Fit NV (A)(B)(D)	12,628	482,021
BE Semiconductor Industries NV	17,128	813,648
Beter Bed Holding NV (B)	4,223	15,245
Boskalis Westminster	27,669	917,756
Brack Capital Properties NV (A)	1,254	146,162
Brunel International NV	6,624	62,020
Corbion NV	17,985	510,672
Flow Traders (D)	9,046	181,018
ForFarmers NV	13,376	37,698
Fugro NV (A)	29,288	373,061
Heijmans NV	6,455	67,012
Hunter Douglas NV (A)	121	21,250
Intertrust NV (A)(D)	28,072	548,978
Kendrion NV	4,563	70,834
Koninklijke BAM Groep NV (A)	68,896	183,644
Koninklijke Vopak NV	12,241	269,444
Lucas Bols NV (A)(D)	3,531	35,908
Nedap NV	1,602	91,255
OCI NV	25,879	971,575
Ordina NV	37,525	148,069
Pharming Group NV (A)	47,563	57,191
PostNL NV	107,897	229,915
PPHE Hotel Group, Ltd. (A)	4,213	68,720
SBM Offshore NV	52,324	730,701
SIF Holding NV	1,808	18,469
Signify NV (D)	33,733	958,893
73	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Netherlands (continued)
Sligro Food Group NV (A)	7,248	$120,062
TKH Group NV	12,076	421,305
TomTom NV (A)	18,990	152,864
Van Lanschot Kempen NV	7,794	164,209
New Zealand 0.5%		3,033,269
Air New Zealand, Ltd. (A)	317,520	131,208
Arvida Group, Ltd.	134,457	123,988
Briscoe Group, Ltd.	11,818	37,766
Channel Infrastructure NZ, Ltd. (A)	43,399	35,845
Chorus, Ltd.	116,170	568,929
Comvita, Ltd.	3,159	6,462
Delegat Group, Ltd.	9,275	67,365
Freightways, Ltd.	31,870	198,959
Gentrack Group, Ltd. (A)	9,421	7,881
Hallenstein Glasson Holdings, Ltd.	12,034	39,128
Heartland Group Holdings, Ltd.	150,946	166,666
Investore Property, Ltd.	79,415	80,045
KMD Brands, Ltd.	152,310	100,285
Manawa Energy, Ltd. (B)	10,579	38,737
Napier Port Holdings, Ltd.	4,702	8,503
NZME, Ltd.	72,696	56,768
NZX, Ltd.	79,567	63,080
Oceania Healthcare, Ltd.	131,970	79,745
Pacific Edge, Ltd. (A)(B)	113,948	31,283
PGG Wrightson, Ltd.	6,900	20,235
Pushpay Holdings, Ltd. (A)	136,920	106,610
Rakon, Ltd. (A)	10,627	8,541
Restaurant Brands New Zealand, Ltd.	8,039	39,914
Sanford, Ltd. (A)	22,753	61,184
Scales Corp., Ltd.	25,768	74,412
Serko, Ltd. (A)	10,833	23,813
Skellerup Holdings, Ltd.	39,675	134,261
SKY Network Television, Ltd. (A)	44,034	66,353
SKYCITY Entertainment Group, Ltd.	145,918	253,840
Steel & Tube Holdings, Ltd.	21,933	20,375
Summerset Group Holdings, Ltd.	14,154	95,402
Synlait Milk, Ltd. (A)	21,479	45,614
The Warehouse Group, Ltd.	25,288	50,847
Tourism Holdings, Ltd. (A)	24,687	41,004
TOWER, Ltd.	136,191	51,162
Turners Automotive Group, Ltd.	13,978	31,942
Vista Group International, Ltd. (A)	57,676	65,117
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	74

	Shares	Value
Norway 1.0%		$5,908,712
2020 Bulkers, Ltd. (A)	1,387	12,349
ABG Sundal Collier Holding ASA	121,577	71,327
Akastor ASA	61,659	61,339
Aker Carbon Capture ASA (A)	5,752	12,318
Aker Solutions ASA	68,997	270,593
American Shipping Company ASA (A)	15,163	61,303
ArcticZymes Technologies ASA (A)	8,874	65,826
Atea ASA (A)	23,697	260,934
Axactor ASA (A)	47,680	30,775
B2Holding ASA	70,553	63,701
Belships ASA	12,944	19,381
Bonheur ASA	5,968	223,405
Borregaard ASA	3,918	59,756
Bouvet ASA	17,015	101,691
BW Offshore, Ltd.	31,002	84,002
Crayon Group Holding ASA (A)(D)	17,078	184,829
DNO ASA	126,912	180,319
Elmera Group ASA (D)	16,180	32,315
Europris ASA (D)	45,417	272,470
FLEX LNG, Ltd.	11,436	377,968
Frontline, Ltd. (A)	26,966	315,672
Golden Ocean Group, Ltd.	15,129	142,592
Grieg Seafood ASA	15,218	184,124
Hexagon Composites ASA (A)	39,844	112,786
Hofseth BioCare ASA (A)	27,299	9,308
Hunter Group ASA (A)	72,078	15,216
IDEX Biometrics ASA (A)(B)	160,219	13,786
Itera ASA	21,736	26,885
Kid ASA (D)	6,963	62,616
Kitron ASA	44,546	89,215
Komplett Bank ASA (A)	16,702	9,935
Magseis Fairfield ASA (A)	43,692	37,463
Medistim ASA	2,230	50,252
MPC Container Ships ASA	81,418	167,855
Multiconsult ASA (D)	3,531	48,438
Norske Skog ASA (A)(D)	12,202	84,824
Norway Royal Salmon ASA (A)	3,814	95,260
Norwegian Air Shuttle ASA (A)	70,682	59,988
Norwegian Energy Company ASA (A)	4,044	145,130
NRC Group ASA (A)	5,750	11,567
Odfjell Drilling, Ltd. (A)	35,662	96,867
Odfjell SE, A Shares	7,780	51,025
OKEA ASA (A)	3,973	20,634
Otello Corp. ASA	3,814	3,179
75	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Norway (continued)
Pareto Bank ASA	6,999	$33,947
PGS ASA (A)	202,980	165,207
PhotoCure ASA (A)	5,281	48,894
PoLight ASA (A)(D)	3,345	7,245
Protector Forsikring ASA	18,763	224,618
Q-Free ASA (A)	16,307	10,860
Sandnes Sparebank	1,787	16,803
SATS ASA (A)	4,176	4,493
Self Storage Group ASA (A)	14,066	43,047
Selvaag Bolig ASA	13,802	56,776
SpareBank 1 Helgeland	791	9,928
Sparebank 1 Oestlandet	5,853	66,696
SpareBank 1 Sorost-Norge	9,718	53,073
Sparebanken More	5,483	40,349
TGS ASA	22,979	349,695
Treasure ASA	15,273	24,517
Ultimovacs ASA (A)	1,760	12,015
Veidekke ASA	31,220	318,841
Volue ASA (A)	844	2,671
Vow ASA (A)	7,259	16,680
Wilh Wilhelmsen Holding ASA, Class A	3,674	79,931
XXL ASA (D)	37,894	21,208
Peru 0.0%		81,134
Hochschild Mining PLC	107,762	81,134
Philippines 0.0%		33,176
Del Monte Pacific, Ltd.	136,300	33,176
Portugal 0.4%		2,147,015
Altri SGPS SA	28,159	158,886
Banco Comercial Portugues SA	2,882,517	419,376
Corticeira Amorim SGPS SA	3,903	39,416
CTT-Correios de Portugal SA	37,215	121,220
Greenvolt-Energias Renovaveis SA (A)	7,722	74,598
Ibersol SGPS SA	2,073	12,061
Mota-Engil SGPS SA	23,312	28,089
NOS SGPS SA	72,822	268,425
Novabase SGPS SA (A)	4,612	21,277
REN - Redes Energeticas Nacionais SGPS SA	155,280	411,647
Sonae SGPS SA	291,709	293,210
The Navigator Company SA	75,306	298,810
Singapore 1.3%		7,933,257
Accordia Golf Trust (A)(C)	316,900	0
AEM Holdings, Ltd.	62,200	201,369
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	76

	Shares	Value
Singapore (continued)
Amara Holdings, Ltd.	80,000	$18,821
Ascendas India Trust	238,300	193,871
Avarga, Ltd. (A)	74,200	11,687
Aztech Global, Ltd.	44,700	28,266
Banyan Tree Holdings, Ltd. (A)	78,000	16,423
Best World International, Ltd. (A)(C)	20,626	20,073
BOC Aviation, Ltd. (D)	26,200	209,717
Bonvests Holdings, Ltd.	36,400	26,598
Boustead Projects, Ltd.	28,557	17,970
Boustead Singapore, Ltd.	104,189	67,462
BRC Asia, Ltd.	15,100	18,358
Bukit Sembawang Estates, Ltd.	56,200	196,095
BW Energy, Ltd. (A)	23,928	59,670
BW LPG, Ltd. (D)	30,561	198,656
Centurion Corp., Ltd.	85,000	23,119
China Aviation Oil Singapore Corp., Ltd.	72,800	44,533
China Sunsine Chemical Holdings, Ltd.	152,100	52,290
Chip Eng Seng Corp., Ltd.	80,900	38,461
Chuan Hup Holdings, Ltd.	109,000	17,547
ComfortDelGro Corp., Ltd.	542,900	547,158
COSCO Shipping International Singapore Company, Ltd. (A)	357,000	47,979
Creative Technology, Ltd. (A)	11,500	15,390
CSE Global, Ltd.	92,000	29,619
CW Group Holdings, Ltd. (A)(C)	135,000	3,179
Dasin Retail Trust	49,600	9,947
Delfi, Ltd.	88,200	48,246
Ezion Holdings, Ltd. (A)(C)	1,126,020	34,648
Ezra Holdings, Ltd. (A)(C)	438,996	864
Far East Orchard, Ltd.	60,031	46,364
First Resources, Ltd.	136,100	146,702
Food Empire Holdings, Ltd.	72,000	27,018
Fraser and Neave, Ltd.	82,900	75,840
Fu Yu Corp., Ltd.	142,200	26,451
Gallant Venture, Ltd. (A)	264,000	23,757
Geo Energy Resources, Ltd.	105,900	29,083
GK Goh Holdings, Ltd.	21,000	13,581
Golden Agri-Resources, Ltd.	1,788,300	358,499
Golden Energy & Resources, Ltd. (A)	123,300	58,972
GSH Corp., Ltd. (A)	51,600	5,675
GuocoLand, Ltd.	69,700	83,666
Halcyon Agri Corp., Ltd. (A)	88,757	12,977
Haw Par Corp., Ltd.	33,500	261,986
Hiap Hoe, Ltd.	38,000	20,637
Ho Bee Land, Ltd.	53,300	107,053
77	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Singapore (continued)
Hong Fok Corp., Ltd.	77,336	$58,544
Hong Leong Asia, Ltd.	70,600	37,861
Hong Leong Finance, Ltd.	84,000	146,574
Hotel Grand Central, Ltd.	48,457	33,855
HRnetgroup, Ltd.	75,200	41,118
Hyflux, Ltd. (A)(B)	154,800	15
iFAST Corp., Ltd.	32,000	102,293
IGG, Inc. (A)	234,000	100,595
Indofood Agri Resources, Ltd.	58,100	13,085
InnoTek, Ltd.	20,500	7,038
Japfa, Ltd.	87,620	37,591
Kenon Holdings, Ltd.	6,352	258,046
Keppel Infrastructure Trust	925,655	376,960
Low Keng Huat Singapore, Ltd.	64,000	20,108
Metro Holdings, Ltd.	151,300	77,886
Micro-Mechanics Holdings, Ltd.	5,200	11,679
Midas Holdings, Ltd. (A)(B)(C)	249,000	29,079
Nanofilm Technologies International, Ltd.	47,200	79,805
NetLink NBN Trust	235,000	157,091
NSL, Ltd.	29,000	17,208
OM Holdings, Ltd.	69,157	31,432
OUE, Ltd.	101,600	99,569
Oxley Holdings, Ltd.	409,889	46,866
Pacific Century Regional Developments, Ltd.	52,900	18,130
Pan-United Corp., Ltd.	68,750	21,121
Propnex, Ltd.	7,700	9,035
Q&M Dental Group Singapore, Ltd.	57,720	16,065
QAF, Ltd.	59,334	36,303
Raffles Education Corp., Ltd. (A)	279,802	10,993
Raffles Medical Group, Ltd.	275,918	274,544
Riverstone Holdings, Ltd.	47,000	24,230
SATS, Ltd. (A)	44,200	127,644
SBS Transit, Ltd.	27,700	55,718
Sembcorp Marine, Ltd. (A)	2,722,200	227,381
Sheng Siong Group, Ltd.	203,300	235,640
SHS Holdings, Ltd. (A)	84,000	9,186
SIA Engineering Company, Ltd. (A)	69,400	122,886
SIIC Environment Holdings, Ltd.	412,280	59,040
Sinarmas Land, Ltd.	300,000	41,186
Sing Holdings, Ltd.	79,000	21,199
Sing Investments & Finance, Ltd.	28,600	30,492
Singapore Land Group, Ltd.	55,200	100,179
Singapore Post, Ltd.	387,200	160,504
Singapore Shipping Corp., Ltd.	83,800	15,345
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	78

	Shares	Value
Singapore (continued)
Stamford Land Corp., Ltd.	159,940	$44,049
StarHub, Ltd.	185,200	162,818
Straits Trading Company, Ltd.	22,100	51,507
Swiber Holdings, Ltd. (A)(C)	128,250	6,002
The Hour Glass, Ltd.	68,900	114,225
Thomson Medical Group, Ltd.	654,600	40,749
Tuan Sing Holdings, Ltd.	159,532	42,140
UMS Holdings, Ltd.	144,312	136,787
United Overseas Insurance, Ltd.	2,400	11,327
UOB-Kay Hian Holdings, Ltd.	102,946	104,568
Vicom, Ltd.	26,000	37,760
Wee Hur Holdings, Ltd.	102,000	14,117
Wing Tai Holdings, Ltd.	113,217	135,124
XP Power, Ltd.	5,720	129,552
Yeo Hiap Seng, Ltd.	9,032	5,136
South Africa 0.2%		1,207,417
Investec PLC	69,529	334,207
Mediclinic International PLC (B)	150,271	873,210
Spain 2.2%		13,452,158
Acerinox SA	55,095	498,492
Aedas Homes SA (D)	2,309	40,506
Alantra Partners SA	6,267	81,594
Almirall SA	23,587	212,781
Amper SA (A)	307,165	54,483
Applus Services SA	49,354	330,175
Atresmedia Corp. de Medios de Comunicacion SA	33,653	92,162
Audax Renovables SA (A)	25,087	27,699
Azkoyen SA	4,660	27,634
Banco de Sabadell SA	1,889,509	1,299,486
Bankinter SA	223,987	1,147,891
Caja de Ahorros del Mediterraneo (A)(C)	1,684	0
Cia de Distribucion Integral Logista Holdings SA	17,943	348,746
CIE Automotive SA	14,909	365,617
Construcciones y Auxiliar de Ferrocarriles SA	6,278	181,663
Distribuidora Internacional de Alimentacion SA (A)	1,894,676	25,386
Ebro Foods SA	21,278	336,302
eDreams ODIGEO SA (A)	22,487	121,667
Elecnor SA	9,042	101,223
Enagas SA	72,958	1,332,226
Ence Energia y Celulosa SA	57,514	203,585
Ercros SA	32,252	99,060
Faes Farma SA	123,297	489,701
Fluidra SA	18,959	303,244
79	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Spain (continued)
Fomento de Construcciones y Contratas SA	16,212	$145,567
Gestamp Automocion SA (D)	23,136	84,709
Global Dominion Access SA (D)	31,309	121,214
Grenergy Renovables SA (A)	473	17,098
Grupo Catalana Occidente SA	12,950	380,791
Grupo Empresarial San Jose SA	8,498	33,885
Iberpapel Gestion SA	2,945	39,794
Indra Sistemas SA	50,727	398,836
Laboratorios Farmaceuticos Rovi SA	6,307	309,612
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	207,632	224,365
Mapfre SA	249,319	413,606
Melia Hotels International SA (A)	39,823	241,511
Miquel y Costas & Miquel SA	6,017	77,723
Neinor Homes SA (A)(D)	8,814	90,419
Obrascon Huarte Lain SA (A)	78,906	45,171
Oryzon Genomics SA (A)	5,490	13,524
Pharma Mar SA	2,818	164,136
Prim SA	3,271	44,444
Promotora de Informaciones SA, Class A (A)	66,046	31,310
Prosegur Cash SA (D)	84,840	58,043
Prosegur Cia de Seguridad SA	60,034	110,547
Realia Business SA (A)	115,998	114,571
Renta 4 Banco SA	1,156	10,923
Sacyr SA	175,526	392,635
Solaria Energia y Medio Ambiente SA (A)	24,393	517,951
Talgo SA (D)	23,378	62,104
Tecnicas Reunidas SA (A)(B)	9,565	59,261
Tubacex SA (A)	47,684	106,171
Unicaja Banco SA (D)	404,399	364,148
Vidrala SA	5,628	356,259
Viscofan SA	12,393	697,288
Vocento SA	4,772	3,219
Sweden 2.5%		15,443,451
AcadeMedia AB (D)	30,274	132,650
AddLife AB, B Shares	746	9,655
AddNode Group AB	34,536	315,879
AFRY AB	6,464	85,208
Alimak Group AB (D)	14,034	103,233
Alligo AB, Class B	9,039	82,511
Ambea AB (D)	14,053	56,980
Annehem Fastigheter AB, B Shares (A)	9,576	26,550
AQ Group AB	2,735	60,792
Arise AB (A)	3,811	27,220
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	80

	Shares	Value
Sweden (continued)
Arjo AB, B Shares	59,921	$269,118
Ascelia Pharma AB (A)	6,350	11,888
Atrium Ljungberg AB, B Shares	5,974	86,589
Attendo AB (A)(D)	43,122	94,357
Balco Group AB	1,878	11,233
BE Group AB	899	8,585
Beijer Alma AB	14,313	218,021
Beijer Electronics Group AB	9,584	56,462
Bergman & Beving AB	9,696	80,812
Besqab AB	2,865	27,094
Betsson AB, B Shares (A)	42,456	266,235
BHG Group AB (A)	7,065	15,651
Bilia AB, A Shares	25,661	319,248
BioGaia AB, B Shares	9,112	73,539
Biotage AB	16,718	281,236
Bjorn Borg AB (A)	1,367	3,495
Bonava AB, B Shares	29,697	106,297
Boozt AB (A)(D)	10,812	63,385
Bravida Holding AB (D)	41,754	377,848
Bufab AB	9,144	212,072
Bulten AB	5,708	34,057
Bure Equity AB	10,798	213,284
Byggmax Group AB	22,675	93,163
Careium AB (A)	6,824	6,395
Catella AB	7,961	29,081
Catena AB	6,814	280,090
Cellavision AB	3,828	120,080
Cibus Nordic Real Estate AB	1,102	17,549
Clas Ohlson AB, B Shares	12,179	109,858
Cloetta AB, B Shares	67,383	117,799
Collector Bank AB (A)	12,523	39,942
Coor Service Management Holding AB (D)	27,066	209,570
Corem Property Group AB, B Shares	96,298	112,303
Dios Fastigheter AB	31,221	231,095
Doro AB (A)	6,824	10,000
Duni AB (A)	13,661	111,377
Dustin Group AB (D)	23,623	136,596
Eastnine AB	5,069	43,063
Elanders AB, B Shares	3,277	46,417
Electrolux Professional AB, B Shares	50,486	250,808
Eltel AB (A)(D)	12,277	8,960
Enea AB (A)(B)	7,057	61,673
eWork Group AB	1,387	13,613
Fagerhult AB	23,698	101,469
81	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Sweden (continued)
Fastighets AB Trianon	12,708	$33,872
FastPartner AB, A Shares	10,041	65,903
Fingerprint Cards AB, B Shares (A)(B)	82,439	54,860
FormPipe Software AB	5,063	13,231
GARO AB	7,356	79,961
Granges AB	38,652	299,617
Green Landscaping Group AB (A)(D)	1,280	8,159
Heba Fastighets AB, Class B (B)	23,826	99,050
Hexatronic Group AB	25,848	251,766
HMS Networks AB	2,064	75,001
Hoist Finance AB (A)(D)	26,484	80,182
Humana AB (A)	14,866	60,910
Instalco AB	50,540	252,268
Inwido AB	19,565	191,334
ITAB Shop Concept AB (A)	7,377	6,062
JM AB	16,432	282,507
John Mattson Fastighetsforetagen AB (A)	3,197	29,947
Karnov Group AB (A)	20,439	109,715
K-fast Holding AB (A)	1,830	4,348
KNOW IT AB	8,357	210,082
Lagercrantz Group AB, B Shares	43,145	395,275
LeoVegas AB (D)	18,376	104,235
Lime Technologies AB	2,186	62,671
Lindab International AB	26,079	373,539
Loomis AB	20,235	546,619
Medcap AB (A)	503	10,059
Medivir AB, B Shares (A)	9,480	6,857
MEKO AB	14,892	136,011
Micro Systemation AB, Class B (A)	896	4,226
MIPS AB	8,371	377,213
Modern Times Group MTG AB, B Shares (A)	36,780	322,069
Momentum Group AB (A)	10,018	47,412
Munters Group AB (D)	33,072	237,530
Mycronic AB	21,344	253,118
NCAB Group AB (B)	33,765	155,991
NCC AB, B Shares	22,559	212,332
Nederman Holding AB	5,899	89,717
Net Insight AB, B Shares (A)	57,222	27,960
New Wave Group AB, B Shares	15,049	242,056
Nobia AB	40,167	103,450
Nolato AB, B Shares	67,781	351,837
Nordic Paper Holding AB	3,156	10,619
Nordic Waterproofing Holding AB	9,734	157,454
Note AB (A)	5,236	87,186
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	82

	Shares	Value
Sweden (continued)
NP3 Fastigheter AB	8,635	$188,925
Nyfosa AB	33,060	277,725
OEM International AB, B Shares	25,746	170,139
Orexo AB (A)	2,352	5,398
Ovzon AB (A)	5,064	22,617
Platzer Fastigheter Holding AB, Series B	22,159	171,761
Prevas AB, B Shares	1,258	12,401
Pricer AB, B Shares (B)	39,488	64,126
Proact IT Group AB	9,725	81,772
Probi AB	430	10,506
Ratos AB, B Shares	70,754	297,617
RaySearch Laboratories AB (A)	9,341	43,726
Rejlers AB	1,827	23,805
Resurs Holding AB (D)	53,512	114,017
Rottneros AB	30,661	38,601
Scandi Standard AB (A)	16,774	73,984
Scandic Hotels Group AB (A)(B)(D)	53,782	190,982
Sdiptech AB, Class B (A)	2,539	53,518
Semcon AB	4,746	65,907
Sensys Gatso Group AB (A)	223,958	22,441
Serneke Group AB (A)	2,199	8,318
Sintercast AB	1,910	20,008
SkiStar AB	14,295	183,945
Softronic AB, B Shares	8,843	20,227
Solid Forsakring AB (A)	5,351	23,281
Stendorren Fastigheter AB (A)	3,938	73,777
Systemair AB	31,828	165,171
Tethys Oil AB	6,455	38,629
TF Bank AB	1,172	17,485
Troax Group AB	12,463	201,645
VBG Group AB, B Shares	6,568	77,681
Vitec Software Group AB, B Shares	5,912	220,540
Volati AB	1,139	12,522
XANO Industri AB, Class B	3,940	43,958
Switzerland 7.1%		43,377,415
Adecco Group AG	4,340	137,580
Allreal Holding AG	5,416	849,121
ALSO Holding AG (A)	2,278	378,701
APG SGA SA	514	97,140
Arbonia AG	17,476	229,069
Aryzta AG (A)	347,674	406,916
Ascom Holding AG	7,226	46,607
Autoneum Holding AG	1,174	131,614
83	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Switzerland (continued)
Bachem Holding AG	333	$23,059
Baloise Holding AG	4,372	630,962
Banque Cantonale de Geneve, Bearer Shares	764	132,831
Banque Cantonale Vaudoise	8,190	777,149
Belimo Holding AG	3,480	1,320,088
Bell Food Group AG	841	220,338
Bellevue Group AG	3,105	101,130
Berner Kantonalbank AG	1,951	438,289
BKW AG	7,192	871,238
Bobst Group SA	3,328	268,146
Bossard Holding AG, Class A	2,262	450,260
Bucher Industries AG	2,228	793,819
Burckhardt Compression Holding AG	1,086	454,783
Burkhalter Holding AG	1,594	137,285
Bystronic AG	529	335,667
Calida Holding AG	2,101	91,656
Carlo Gavazzi Holding AG, Bearer Shares	231	67,786
Cavotec SA (A)	16,419	25,816
Cembra Money Bank AG	10,730	723,662
Cicor Technologies, Ltd. (A)	495	22,141
Cie Financiere Tradition SA, Bearer Shares	872	92,916
Clariant AG (A)	80,053	1,478,045
Coltene Holding AG (A)	1,519	129,894
Comet Holding AG	2,242	389,898
Daetwyler Holding AG, Bearer Shares	1,591	317,396
DKSH Holding AG	12,759	949,304
dormakaba Holding AG	1,021	428,164
Dufry AG (A)	21,044	785,205
EDAG Engineering Group AG	3,415	38,608
EFG International AG (A)	36,347	305,443
Emmi AG	752	662,414
Energiedienst Holding AG	4,888	209,907
Evolva Holding SA (A)	222,970	21,705
Feintool International Holding AG	1,968	42,376
Fenix Outdoor International AG (B)	1,259	100,484
Ferrexpo PLC	114,621	197,160
Flughafen Zurich AG (A)	6,753	1,137,099
Forbo Holding AG	331	413,036
Fundamenta Real Estate AG (A)	5,047	85,622
Galenica AG (D)	17,196	1,209,212
GAM Holding AG (A)	66,118	65,646
Georg Fischer AG	28,748	1,557,647
Gurit Holding AG, Bearer Shares (B)	1,224	128,136
Helvetia Holding AG	12,955	1,427,918
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	84

	Shares	Value
Switzerland (continued)
Hiag Immobilien Holding AG	1,495	$130,637
Highlight Communications AG, Bearer Shares (A)	4,309	15,875
Huber + Suhner AG	6,278	522,890
Hypothekarbank Lenzburg AG	17	74,513
Implenia AG (A)	5,768	170,351
Ina Invest Holding AG (A)	1,963	39,448
Inficon Holding AG	601	418,973
Interroll Holding AG	227	519,013
Intershop Holding AG	540	351,837
Investis Holding SA	1,197	133,888
IWG PLC (A)	236,270	440,390
Jungfraubahn Holding AG (A)	1,918	237,264
Kardex Holding AG	2,463	431,847
Komax Holding AG	1,203	313,425
Kongsberg Automotive ASA (A)	252,962	64,418
Kudelski SA, Bearer Shares	14,739	42,037
Landis+Gyr Group AG (A)	7,144	417,902
LEM Holding SA	176	289,849
Luzerner Kantonalbank AG	1,177	494,764
Medacta Group SA (D)	1,793	157,891
medmix AG (D)	7,405	164,828
Meier Tobler Group AG	2,721	84,376
Metall Zug AG, B Shares	78	158,544
Mikron Holding AG	1,756	15,401
Mobilezone Holding AG	15,596	258,193
Mobimo Holding AG	2,647	649,815
Novavest Real Estate AG (A)	1,200	54,873
OC Oerlikon Corp. AG	64,142	468,524
Orascom Development Holding AG (A)	6,368	50,956
Orell Fuessli AG	223	19,353
Orior AG	2,567	200,619
Phoenix Mecano AG, Bearer Shares (B)	307	112,816
Plazza AG, Class A	228	76,876
PSP Swiss Property AG	16,870	1,908,554
Rieter Holding AG	934	95,361
Romande Energie Holding SA	149	174,043
Schaffner Holding AG	235	74,177
Schweiter Technologies AG, Bearer Shares	389	408,122
Sensirion Holding AG (A)(D)	3,030	281,176
SFS Group AG	6,442	602,064
Siegfried Holding AG (A)	1,421	1,133,980
SIG Group AG (A)	10,795	253,112
Softwareone Holding AG (A)	12,460	163,813
St. Galler Kantonalbank AG, Class A	1,161	546,028
85	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Switzerland (continued)
Sulzer AG	6,238	$372,277
Swiss Prime Site AG	14,610	1,256,491
Swiss Steel Holding AG (A)	218,185	64,915
Swissquote Group Holding SA	3,479	385,978
Tecan Group AG	933	343,307
Temenos AG	3,584	293,508
Thurgauer Kantonalbank	384	46,795
Tornos Holding AG (A)	3,182	16,582
TX Group AG	974	149,712
u-blox Holding AG (A)	2,977	412,606
Valiant Holding AG	5,508	521,877
Valora Holding AG	1,513	400,816
Varia US Properties AG	1,653	82,249
VAT Group AG (D)	3,786	905,257
Vaudoise Assurances Holding SA	345	145,006
Vetropack Holding AG	4,450	156,005
Von Roll Holding AG, Bearer Shares (A)	24,922	21,191
Vontobel Holding AG	9,818	604,053
VZ Holding AG	5,067	405,330
V-ZUG Holding AG (A)	900	70,826
Walliser Kantonalbank	1,001	113,573
Warteck Invest AG	74	162,897
Ypsomed Holding AG	687	104,972
Zehnder Group AG	3,793	224,076
Zueblin Immobilien Holding AG (A)	324	8,227
Zug Estates Holding AG, B Shares	91	188,232
Zuger Kantonalbank AG, Bearer Shares	50	361,753
Taiwan 0.0%		7,860
FIT Hon Teng, Ltd. (A)(D)	53,000	7,860
United Arab Emirates 0.0%		152,529
Borr Drilling, Ltd. (A)(B)	23,104	92,647
Lamprell PLC (A)	68,445	7,008
Shelf Drilling, Ltd. (A)(D)	33,573	52,874
United Kingdom 11.3%		68,954,906
4imprint Group PLC	7,346	324,314
A.G. Barr PLC	37,251	218,109
Accesso Technology Group PLC (A)	5,085	34,216
Advanced Medical Solutions Group PLC	52,400	183,235
AJ Bell PLC	70,522	240,529
Alfa Financial Software Holdings PLC (D)	23,667	47,185
Alliance Pharma PLC	126,363	139,283
Allied Minds PLC (A)(B)	61,129	8,491
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	86

	Shares	Value
United Kingdom (continued)
Anglo Pacific Group PLC	78,847	$150,953
Anglo-Eastern Plantations PLC	9,864	102,842
AO World PLC (A)	9,865	5,193
Appreciate Group PLC	35,409	11,805
Ascential PLC (A)	115,514	272,096
Ashmore Group PLC	105,627	248,882
Aston Martin Lagonda Global Holdings PLC (A)(D)	922	4,760
Avon Protection PLC	12,292	114,809
Babcock International Group PLC (A)	181,450	692,038
Bakkavor Group PLC (D)	32,786	30,477
Balfour Beatty PLC	234,276	857,015
Beazley PLC	206,218	1,391,487
Begbies Traynor Group PLC	38,310	65,385
Bellway PLC	25,195	595,719
Benchmark Holdings PLC (A)	779	370
Biffa PLC (D)	86,723	404,803
Bloomsbury Publishing PLC	38,149	186,205
BlueJay Mining PLC (A)	84,591	6,093
Bodycote PLC	71,378	455,133
Boohoo Group PLC (A)	11,648	5,637
Braemar Shipping Services PLC	7,806	30,055
Brewin Dolphin Holdings PLC	101,255	602,079
Britvic PLC	87,158	792,106
Brooks Macdonald Group PLC	1,996	51,621
Bytes Technology Group PLC	60,003	289,564
Camellia PLC	237	16,023
Capita PLC (A)	486,752	146,255
Capricorn Energy PLC (A)	199,866	538,710
Card Factory PLC (A)	136,843	65,272
CareTech Holdings PLC	23,103	200,120
Carillion PLC (A)(C)	114,263	12,730
Carr’s Group PLC	23,815	36,762
Castings PLC	13,200	48,418
Cazoo Group, Ltd. (A)	33,834	22,835
Central Asia Metals PLC	46,495	123,794
CentralNic Group PLC (A)	19,004	25,923
Centrica PLC (A)	546,421	479,246
Chemring Group PLC	105,376	381,819
Chesnara PLC	61,626	216,101
Circassia Group PLC (A)	16,959	6,656
City of London Investment Group PLC	2,827	13,480
Clarkson PLC	10,111	353,391
Close Brothers Group PLC	50,051	592,125
CMC Markets PLC (D)	55,565	148,196
87	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Coats Group PLC	427,949	$298,267
Cohort PLC	2,227	13,343
Computacenter PLC	27,178	778,560
Concentric AB	12,935	239,674
ContourGlobal PLC (D)	49,511	147,998
Costain Group PLC (A)	45,591	21,119
Countryside Partnerships PLC (A)(D)	154,103	431,553
Cranswick PLC	17,981	643,383
Crest Nicholson Holdings PLC	95,773	260,283
Currys PLC	375,642	276,674
CVS Group PLC	18,950	399,262
De La Rue PLC (A)	64,689	64,557
Debenhams PLC (A)(B)(C)	306,827	0
Devro PLC	66,965	144,834
DFS Furniture PLC	54,530	79,316
Dialight PLC (A)	10,395	30,205
Dignity PLC (A)(B)	17,624	87,026
Diploma PLC	25,041	728,542
DiscoverIE Group PLC	27,936	255,854
Domino’s Pizza Group PLC	130,292	356,603
dotdigital Group PLC	58,741	59,270
Drax Group PLC	150,318	1,108,827
Dunelm Group PLC	34,295	273,710
DWF Group PLC (D)	37,853	43,072
EKF Diagnostics Holdings PLC	106,847	50,612
Elementis PLC (A)	199,175	255,713
EMIS Group PLC	18,782	410,844
Energean PLC (A)	31,914	479,195
EnQuest PLC (A)	492,057	170,737
Epwin Group PLC	19,976	16,968
Ergomed PLC (A)	9,984	129,351
Esken, Ltd. (A)	117,527	7,132
Essentra PLC	113,656	261,617
Euromoney Institutional Investor PLC	43,783	738,004
FD Technologies PLC (A)	3,745	69,127
FDM Group Holdings PLC	28,133	246,989
Fevertree Drinks PLC	21,640	228,940
Firstgroup PLC	189,934	252,965
Forterra PLC (D)	82,151	252,073
Foxtons Group PLC	98,524	42,558
Frasers Group PLC (A)	49,988	465,443
Frontier Developments PLC (A)	5,118	86,736
Fuller Smith & Turner PLC, Class A	10,874	72,070
Funding Circle Holdings PLC (A)(D)	33,089	12,509
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	88

	Shares	Value
United Kingdom (continued)
Galliford Try Holdings PLC	47,040	$86,078
Games Workshop Group PLC	8,785	723,391
Gamma Communications PLC	13,529	169,223
GB Group PLC	4,555	23,578
Gem Diamonds, Ltd.	43,118	17,577
Genel Energy PLC	61,282	101,019
Genuit Group PLC	85,251	355,310
Genus PLC	633	18,459
Gooch & Housego PLC	2,166	15,207
Goodwin PLC	1,823	59,391
Grainger PLC	232,562	724,097
Greggs PLC	33,313	712,082
Gulf Keystone Petroleum, Ltd.	90,739	254,048
H&T Group PLC	5,754	31,224
Halfords Group PLC	66,664	100,778
Hargreaves Services PLC	890	4,650
Harworth Group PLC	8,825	14,513
Hays PLC	559,083	758,046
Headlam Group PLC	33,700	105,720
Helical PLC	42,397	191,826
Helios Towers PLC (A)	187,834	269,178
Henry Boot PLC	36,616	118,823
Hill & Smith Holdings PLC	31,285	377,951
Hilton Food Group PLC	23,845	267,971
Hollywood Bowl Group PLC	49,809	99,482
HomeServe PLC	28,513	392,521
Hunting PLC	47,796	159,862
Hyve Group PLC (A)	76,614	62,144
Ibstock PLC (D)	154,024	338,534
IDOX PLC	29,457	23,589
IG Group Holdings PLC	46,926	445,325
IMI PLC	7,514	99,938
Impax Asset Management Group PLC	20,876	151,527
Inchcape PLC	125,230	1,099,661
Indivior PLC (A)	215,064	720,614
IntegraFin Holdings PLC	59,801	186,416
International Personal Finance PLC	94,841	110,230
iomart Group PLC	31,934	66,098
IP Group PLC	277,752	225,425
IQE PLC (A)	38,448	15,206
J.D. Wetherspoon PLC (A)	23,201	129,935
James Fisher & Sons PLC (A)	13,980	55,532
James Halstead PLC	76,488	181,915
JET2 PLC (A)	34,848	345,100
89	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
John Wood Group PLC (A)	185,912	$278,337
Johnson Service Group PLC (A)	91,766	102,537
Jupiter Fund Management PLC	161,824	182,477
Just Group PLC	404,736	337,970
Kainos Group PLC	25,158	396,916
Keller Group PLC	27,337	222,506
Kier Group PLC (A)	111,930	93,129
Kin & Carta PLC (A)	45,157	107,282
Knights Group Holdings PLC	2,146	2,525
Lancashire Holdings, Ltd.	86,022	493,583
Learning Technologies Group PLC	150,338	199,184
Liontrust Asset Management PLC	16,912	179,617
Lookers PLC	154,856	146,655
LSL Property Services PLC	33,235	130,377
Luceco PLC (D)	36,040	32,793
M&C Saatchi PLC (A)	32	60
Macfarlane Group PLC	27,112	33,474
Man Group PLC	551,859	1,559,475
Marks & Spencer Group PLC (A)	402,446	568,696
Marshalls PLC	72,550	281,361
Marston’s PLC (A)	244,595	103,104
ME Group International PLC	110,712	112,665
Mears Group PLC	41,935	102,004
Medica Group PLC	4,810	8,705
Meggitt PLC (A)	160,510	1,487,608
Metro Bank PLC (A)	2,940	2,763
Micro Focus International PLC	91,332	549,893
Midwich Group PLC	2,530	15,548
Mitchells & Butlers PLC (A)	102,509	183,332
Mitie Group PLC	489,675	411,248
MJ Gleeson PLC	19,340	104,134
Moneysupermarket.com Group PLC	180,232	411,995
Morgan Advanced Materials PLC	109,524	337,648
Morgan Sindall Group PLC	15,566	310,770
Mortgage Advice Bureau Holdings, Ltd.	9,104	100,545
Motorpoint group PLC (A)	20,167	46,256
MP Evans Group PLC	6,022	56,639
N. Brown Group PLC (A)	58,390	16,985
Naked Wines PLC (A)	2,243	3,475
National Express Group PLC (A)	190,812	387,261
NCC Group PLC	114,776	262,403
Next Fifteen Communications Group PLC (B)	27,404	272,732
Nichols PLC	1,774	22,829
Ninety One PLC	96,134	220,238
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	90

	Shares	Value
United Kingdom (continued)
Norcros PLC	22,835	$56,056
Numis Corp. PLC	26,686	75,734
Odfjell Technology, Ltd. (A)	5,943	14,888
OSB Group PLC	100,393	640,075
Oxford Biomedica PLC (A)	16,239	85,952
Oxford Instruments PLC	19,072	444,887
Pagegroup PLC	108,196	543,442
Pan African Resources PLC	407,545	86,567
Pantheon Resources PLC (A)(B)	33,186	51,369
Paragon Banking Group PLC	89,187	554,367
PayPoint PLC	22,715	169,167
Pendragon PLC (A)	460,065	119,351
Pennon Group PLC	76,977	833,457
Petrofac, Ltd. (A)	125,282	173,282
Pets at Home Group PLC	176,478	648,377
Pharos Energy PLC (A)	103,615	28,994
Phoenix Spree Deutschland, Ltd.	5,180	17,998
Polar Capital Holdings PLC	22,271	118,372
Porvair PLC	10,112	63,106
Premier Foods PLC	275,473	344,713
Provident Financial PLC	82,094	164,274
PZ Cussons PLC	89,165	201,059
QinetiQ Group PLC	201,352	813,583
Quilter PLC (D)	466,912	569,638
Rank Group PLC (A)	69,151	60,411
Rathbones Group PLC	19,807	414,050
Reach PLC	105,636	90,809
Record PLC	16,553	14,026
Redcentric PLC	1,167	1,457
Redde Northgate PLC	71,007	281,843
Redrow PLC	94,845	557,161
Renew Holdings PLC	17,714	132,101
Renewi PLC (A)	30,519	274,786
Renishaw PLC	7,520	321,653
Ricardo PLC	20,401	109,332
RM PLC	12,019	6,728
Robert Walters PLC	18,372	110,221
Rotork PLC	285,161	818,070
RPS Group PLC	86,944	212,863
RWS Holdings PLC	12,808	51,185
S&U PLC	1,096	26,145
Sabre Insurance Group PLC (D)	72,221	96,323
Saga PLC (A)	41,405	72,294
Savannah Energy PLC (A)	124,942	47,946
91	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Savills PLC	49,755	$546,430
ScS Group PLC	4,496	8,147
Senior PLC (A)	149,122	224,846
Serco Group PLC	289,638	587,472
Serica Energy PLC	43,799	189,604
Severfield PLC	117,388	80,401
SIG PLC (A)	288,336	112,040
Smart Metering Systems PLC	32,595	343,979
Smiths News PLC	42,303	15,075
Smoove PLC (A)	8,708	6,072
Softcat PLC	33,287	499,157
Spectris PLC	19,631	634,733
Speedy Hire PLC	172,366	81,819
Spire Healthcare Group PLC (A)(D)	99,139	267,095
Spirent Communications PLC	202,832	606,720
Sportech PLC	8,795	2,062
SSP Group PLC (A)	210,302	515,328
SThree PLC	43,418	177,238
Stolt-Nielsen, Ltd.	4,318	92,273
Studio Retail Group PLC (A)(C)	18,987	25,366
STV Group PLC	8,849	28,451
Superdry PLC (A)	17,005	24,719
Synthomer PLC	127,600	291,332
Tate & Lyle PLC	116,545	1,032,030
Tatton Asset Management PLC	9,513	43,078
TClarke PLC	22,432	36,676
Ted Baker PLC (A)	36,654	46,337
Telecom Plus PLC	23,239	524,994
The Go-Ahead Group PLC (A)	17,259	309,605
The Gym Group PLC (A)(D)	50,921	85,352
The Parkmead Group PLC (A)	14,125	10,136
The Restaurant Group PLC (A)	170,186	80,782
The Vitec Group PLC	13,617	222,389
Topps Tiles PLC	62,375	35,059
TORM PLC, Class A	11,033	213,935
TP ICAP Group PLC	267,274	476,646
Travis Perkins PLC	67,649	665,310
Treatt PLC	3,086	18,560
Trellus Health PLC (A)	6,575	631
Tribal Group PLC	17,103	16,844
Trifast PLC	32,876	36,664
TT Electronics PLC	64,139	113,697
Tullow Oil PLC (A)(B)	630,952	354,340
Tyman PLC	39,993	106,688
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	92

	Shares	Value
United Kingdom (continued)
Verici Dx PLC (A)	2,137	$496
Vertu Motors PLC	120,571	67,920
Vesuvius PLC	80,276	322,982
Victrex PLC	29,925	607,007
Virgin Money UK PLC	331,243	572,747
Vistry Group PLC	71,404	639,475
Volex PLC	43,306	134,441
Volution Group PLC	57,817	233,957
Vp PLC	3,980	37,120
Watches of Switzerland Group PLC (A)(D)	56,394	512,272
Watkin Jones PLC	61,285	134,675
WH Smith PLC (A)	35,928	595,568
Wickes Group PLC	89,428	123,979
Wilmington PLC	8,311	28,153
Wincanton PLC	48,344	189,704
Xaar PLC (A)	24,649	59,280
Young & Company’s Brewery PLC	2,256	18,101
Young & Company’s Brewery PLC, Class A	5,978	81,558
Zotefoams PLC	4,703	16,459
United States 0.9%		5,285,528
ADTRAN Holdings, Inc.	15,333	354,406
Argonaut Gold, Inc. (A)	105,540	37,367
Atlantic Sapphire ASA (A)	11,883	22,364
Aura Minerals, Inc.	700	4,408
Burford Capital, Ltd.	47,843	447,550
Diversified Energy Company PLC	242,396	371,982
Energy Fuels, Inc. (A)	17,269	140,298
Frontage Holdings Corp. (A)(D)	84,000	27,499
GXO Logistics, Inc. (A)	628	27,871
Perpetua Resources Corp. (A)	7,000	18,068
Primo Water Corp.	753	9,894
Primo Water Corp. (Toronto Stock Exchange)	49,861	654,892
PureTech Health PLC (A)	59,300	170,265
REC Silicon ASA (A)	90,960	187,429
Reliance Worldwide Corp., Ltd.	186,301	489,460
Samsonite International SA (A)(D)	207,900	508,220
Sims, Ltd.	51,011	526,304
SSR Mining, Inc.	70,020	945,258
SunOpta, Inc. (A)	2,100	20,853
SunOpta, Inc. (Toronto Stock Exchange) (A)	29,045	288,825
Viemed Healthcare, Inc. (A)	1,216	7,211

Viemed Healthcare, Inc. (Toronto Stock Exchange) (A)	4,200	25,104
93	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Preferred securities 0.3%		$1,562,524
(Cost $1,729,963)
Germany 0.3%		1,562,524
Draegerwerk AG & Company KGaA	3,073	145,394
Fuchs Petrolub SE	21,316	576,891
Jungheinrich AG	14,274	348,483
Sixt SE	4,887	292,099
STO SE & Company KGaA	842	131,696
Villeroy & Boch AG	3,600	67,961
Rights 0.0%		$12,972
(Cost $0)
7C Solarparken AG (Expiration Date: 9-6-22; Strike Price: EUR 4.55) (A)	13,369	253
Decmil Group, Ltd. (Expiration Date: 9-6-23; Strike Price: AUD 0.40) (A)	3,773	0
EQT Holdings, Ltd. (Expiration Date: 9-8-22; Strike Price: AUD 24.00) (A)	1,164	1,195
Intercell AG (A)(C)(E)	8,699	0
Raffles Education Corp., Ltd. (Expiration Date: 9-19-22; Strike Price: SGD 0.85) (A)	5,316	0
SJM Holdings, Ltd. (Expiration Date: 9-15-22; Strike Price: HKD 2.08) (A)	135,000	11,524
Warrants 0.0%		$2,592
(Cost $0)
European Lithium, Ltd. (Expiration Date: 3-31-25; Strike Price: AUD 0.18) (A)	19,944	164
Ezion Holdings, Ltd. (Expiration Date: 4-6-23; Strike Price: SGD 0.28) (A)(B)	260,891	0
MECOM Power and Construction, Ltd. (Expiration Date: 5-24-23; Strike Price: HKD 4.47) (A)	18,400	380
Treasury Metals, Inc. (Expiration Date: 8-7-23; Strike Price: CAD 1.50) (A)	2,119	65
Webuild SpA (Expiration Date: 8-2-30) (A)(E)	5,704	1,983

	Yield (%)	Shares	Value
Short-term investments 2.4%			$14,958,658
(Cost $14,958,371)
Short-term funds 2.4%			14,958,658
John Hancock Collateral Trust (F)	2.3160(G)	1,496,854	14,958,658

Total investments (Cost $623,064,992) 101.2%	$617,889,054
Other assets and liabilities, net (1.2%)	(7,586,580)
Total net assets 100.0%	$610,302,474

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
HKD	Hong Kong Dollar
SGD	Singapore Dollar

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	94

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-22.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 8-31-22.
95	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	35	Long	Sep 2022	$3,253,998	$3,196,550	$(57,448)
						$(57,448)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 8-31-22, the aggregate cost of investments for federal income tax purposes was $633,960,952. Net unrealized depreciation aggregated to $16,129,346, of which $115,435,810 related to gross unrealized appreciation and $131,565,156 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	96

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form

N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott

Andrew Arnott

President

Date: October 11, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott

Andrew Arnott

President

Date: October 11, 2022

/s/ Charles A. Rizzo

Charles A. Rizzo

Chief Financial Officer

Date: October 11, 2022